Exhibit 99.7 Schedule 4

DUMMY ID	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
900000641	XXXX	Funded	2	1	2	1	Verified credit history - Mid FICO of 737 exceeds the minimum required of 680 by 107 points.; None;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Missing documentation to verify lender property tax calculation of $xx yearly. Subject is new construction and title commitment does not reflect tax rates.-- Final CD Disclosed $xx, Review calculated $xx via Title Commitment. $xx yearly/ $xx monthly. - EV2 Final CD disclosed $xx, Lender calculation $xx (12 mths). Subject is new constructions. Lender over disclosed estimated taxes.	PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing required secondary appraisal review. FNMA UCDP Submission Summary Report dated xx/xx/xx with value of $xxx and 3.1 risk score exceeds 2.5 maximum. - 04/27/22 Updated FNMA SSR dated xx/xx/xx reflecting a risk score of 1.2 received.

CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing documentation to verify credit account has been paid in full with a $0 balance.  Lender excluded payment of $xx in qualifying DTI.  1003 reflects account to be paid off at or prior to closing.  Review DTI with payment included 48.05%. (Gap report dated xx/xx/xx reflects balance of #xx/pmt $xx) - 04/27/22 1st lien settlement statement and CD provided which verifies account paid at closing.

CRED 0093 Credit Documentation is Insufficient - Missing copy of Right to Copy of Appraisal Disclosure. - 04/26/22 Notice of Right to Copy of Appraisal Disclosure received.

APPR 0044 HPML Appraisal Requirements are Not Met - Missing executed certificate that appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations. - 05/10/22 Updated appraisal with FIREEA verbiage on pg 3 of 6 received.

CRED 0007 Missing Employment doc (VOE) - Missing 3rd Party verification of self employment dated w/in 30 days of the Note date. - 04/26/22 Google search and verification of active license provided.

GIDE 0001 Guideline Exception(s) - Missing required documents for concurrent (1st Lien).  No copy of the 1st mortgage note found to verify Loan amount of $xx and payment of $xx. - 04/26/22 No copy of the 1st mortgage note received.

CRED 0016 Insufficient Verified Funds to Close - Total funds required to close $xx, total funds verified $xx, Short $xx. - 06/17/22 Per Investor Updated DU will not be required as this is a non agency loan.

05/18/22 Updated settlement statement received reflecting the lender credit of ofxx which was applied via principal reduction. Total funds to close updated to per revised statement to $xx. Total funds verified $xx (Review updated and used amount used for IRA to 70%)

QMATR 0014 AUS is invalid - conditions were not met - Missing copy of AUS approve/eligible to confirm loan was underwritten according to AUS requirements as required by program guidelines. Subject to re-verification and re-calculation, additional conditions may apply.  ** Note Per guidelines "To obtain accurate DU findings on standalone transactions, enter the UPB of the first lien for "loan amount" and input the second (subject) lien loan amount in the "subordinate financing" field in the "details of transaction" section.   - 05/04/22 Corrected DU findings received.

900000640	XXXX	Approved	2	1	2	1	Verified credit history - Mid FICO of 758 exceeds the minimum required of 680 by 78 points.; Verified reserves - 35.34 months verified reserves.;	TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Missing COC for the additional of the $200 Signing Agent Fee -A Lender Credit for Excess Charges of ($0.00), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($125.00) were applied to the total fee variance of ($138.02) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance., Compensating Factors: - 7/16/2022 - Recd attestation on lenders company letterhead stating, "There was no post consummated CD issued xx/xx/xx. The subject on the email verifying the delivery of the revised ROR was incorrect and in error. No post consummated CD was issued on xx/xx/xx." ** Exception overridden to EV2 with PCCD issued x/xx and refund provided via stip presentment on x/xx. No ROR was required to be re-opened as fee charged over legal limit does not effect APR. US Mailbox rule applied since evidence of delivery of the restitution check was previously provided via stip presentment on x/xx; curative action completed within 60 days of discovery under 130(b) for the numerical error. TRID 0205 Exception Overridden to EV2;Verified reserves	QMATR 0014 AUS is invalid - conditions were not met - Missing updated AUS. - 04/21/22 Updated AUS findings reflecting the 1st lien loan received.

GIDE 0001 Guideline Exception(s) - 1) Missing copy of 1st mortgage note or billing statement

2) Missing copy of first and second lien note for non-subject REO - 04/26/22 Credit supplement verifying loan was a HELOC provided.

04/22/22 Finding Partially cleared.  Item #2 first and second lien note received.

PROP 0019 FNMA/FHLMC loan with no secondary valuation to support appraised value - Missing required secondary appraisal review.  - 05/04/22 CDA supporting value of $xxxK received.

CRED 0083 Asset Documentation is Insufficient - Missing copy of the (institution) February statement. - 04/26/22 Copy of the February statement received.

CRED 0093 Credit Documentation is Insufficient - Missing copy of Right to Copy Appraisal Disclosure. - 04/22/22 Appraisal disclosure received.

ROR 0001 Missing Right of Rescission - Missing ROR.  Subject was owner occupied refinance with intent to use cash out proceeds to purchase a new primary residence.  Why the loan was properly approved as an investment as that was the intended use of the property the borrower was still occupying the subject as his primary residence. - 7/11/2022 - Exception is cleared with the attached ROR form electronically signed and dated by the borrower; ROR expiration date has passed with no evidence transaction was rescinded.  ROR 0001 Exception Cleared;

900000639	XXXX	Funded	1	1	1	1	Verified credit history - Mid FICO of 760 for lowest score of 2 borrowers exceeds the minimum required of 680 by 60 points.; Low DTI - 29.13% DTI is 20.87% lower than 50% maximum. ;	QMATR 0014 AUS is invalid - conditions were not met - Missing updated AUS. Per guidelines "To obtain accurate DU findings on standalone transactions, enter the UPB of the first lien for "loan amount" and input the second (subject) lien loan amount in the "subordinate financing" field in the "details of transaction" section. (AUS reflects loan amount to be the subject loan amount of $xxxx.) - 05/13/22 Updated DU findings provided.

900000642	XXXX	Approved	2	1	2	1	Verified reserves - 93 mos verified assets exceed the Agency requirement.; Verified employment history - Verified B1 employed as a project manager for same engineering firm for 13+ years.;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Disclosed estimated property costs over Year 1 is incorrect., Compensating Factors: - 7/16/2022 - Exception is overridden to EV2 with the attached copy of the refund check (REF TRID 0124) and courier tracking slip; tracking search confirms delivery to borrower completed 7/13/2022, which is within 60 days from discovery under 130(b) for the numerical error. TRID 0204 Exception Overridden to EV2;Verified reserves

NMLS 0011 NMLS IDs do not match - Final CD NMLS does not match the Note, DOT, and 1003 NMLS. - EV2 Post closing corrective action- PC CD with LOE to the borrower

TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.   - Missing COC for increase to Recording Fee from $175 to $318 at closing.

The total amount of Closing Disclosure 10% Category fees ($1,038.00) increased by more than 10% from the total amount disclosed on the Loan Estimate sent on 2022-04-01, ($895.00). The total amount of fees in this category cannot exceed ($984.50) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v))., Compensating Factors: - 7/16/2022 - Exception is overridden to EV2 with the attached copy of the refund check and courier tracking slip; tracking search confirms delivery to borrower completed xx/xx/xx, which is within 60 days from discovery under 130(b) for the numerical error. PCCD and cover letter previously provided via stip presentment on xx/xx. Reopened rescission is not required as the fee did not impact APR. TRID 0204 Exception Overridden to EV2;Verified reserves	CRED 0070 Calculated Amortized Term does not match Term of Note - Subject Note reflects loan as Fixed Rate however Payment Amount is an IO payment. - 6/10/2022 - Exception is cleared with the attached IO Addendum to Note. CRED 0070 Exception Cleared;

TRID 0109 Adjustable Payment Table was disclosed but the system did not calculate an Adjustable Payment Table as loan does not contain any Interest Only features - Subject Note reflects loan as Fixed Rate however CD reflects 10 Yr IO Fixed Rate -- - 6/10/2022 - Exception is cleared with the attached IO addendum to Note. TRID 0109 Exception Cleared;

CRED 0117 Questionable Occupancy - Questionable Occupancy.  Subject HOI policy reflects the subject to be rental.  Loan closed as a Second Home.   - 06/03/22 Recd from lender: Policy carries no loss of use or loss or rents/rental loss or landlord coverage. It also has a vacant/seasonal use clause. ** Exception is cleared. Policy includes additional living expense OR fair rental market value, personal property replacement cost, and permitted vacancy OR seasonal usage clause, thus supporting subject is being used for personal use. CRED 0017 Exception Cleared;

QMATR 0014 AUS is invalid - conditions were not met - Missing updated AUS.   - 06/09/22 Updated AUS findings received.

TRID 0123 Missing Evidence of Re-disclosure and a valid COC for the total amount of the 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.

CRED 0121 Loan disbursed prior to loan transaction date. - Per the CD Loan Disbursement / Interest From date is is Prior to the transaction date. - 05/31/22 Final settlement statement and PC CD dated xx/xx/xx confirm loan disbursement date of xx/xx/xx.

TRID 0004 Corrected Closing Disclosure No Later Than 3 Business Days Before Consummation (Inaccurate Loan Product) - Subject Note reflects loan as Fixed Rate however CD 10 Yr IO Fixed Rate --The Loan Product of (10 Year Interest Only, Fixed Rate) on the Closing Disclosure is inaccurate. The actual Loan Product is (Negative Amortization, Fixed Rate). Under Regulation Z, if the Loan Product is inaccurate, a consumer must receive corrected Closing Disclosures no later than 3 business days before the consummation date. If a corrected Closing Disclosure is delivered to a consumer other than in person, a consumer is deemed to have received it 3 business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii); 1026.19(f)(2)(ii)(B)) - 6/10/2022 - Exception is cleared with the attached IO addendum to Note. TRID 0004 Exception Cleared;

TRID 0090 Disclosed Loan Estimate Projected Payments Table columns does not match the System Calculated number of columns (12 CFR 1026.37(c)(1)(i)) - Subject Note reflects loan as Fixed Rate however CD reflects 10 Yr IO Fixed Rate -- - 6/10/2022 - Exception is cleared with the attached IO addendum to Note. TRID 0090 Exception Cleared;

AUS 0002 Missing Final UCD Findings - Agency findings not located in file. - 06/03/22 findings received.

TRID 0078 Last Closing Disclosure Total Interest Percentage (TIP) > System Calculated - Subject Note reflects loan as Fixed Rate however CD reflects 10 Yr IO Fixed Rate --The Last Closing Disclosure Total Interest Percentage (TIP) of (228.533%) is greater than the system calculated TIP of (-41.324%). The difference is (269.857%). The TIP is the total amount of interest that the borrower will pay over the loan term as a percentage of the note amount. It is the loan's total interest payments plus prepaid interest divided by the note amount, calculated as follows: (-82971.98 + 324.66/200000.0). (12 CFR 1026.38(o)(5)) - 05/31/22 Final settlement statement and PC CD with LOE to the borrower received (Dry Funding State).  Finding cleared upon resubmission with final CD.

900000643	XXXX	Approved	2	2	2	1	Verified reserves - 31.69 months verified assets exceed the 6 months required verified reserves by AUS.; Verified employment history - Verified B1 self-employment history.; Verified credit history - Mid FICO of 715 exceeds the minimum required of 680 by 35 points.;	CRED 0093 Credit Documentation is Insufficient - Missing Right to Copy of Appraisal Disclosure. - Investor acknowledged exception. Confirmation of appraisal delivery to borrower confirmed.

TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Lender disclosed Estimated Property Costs over Year 1 of xx, Review calculated $xx for the HOA per the appraisal. - EV2 Post closing corrective action- PC CD and LOE to the borrower dated xx/xx/xx reflecting corrected Estimated Property Costs over Year 1 of $xx received xx/xx/xx.	FRAUD 0001 Fraud report alerts have not been addressed - Missing updated Drive report with all alerts addressed. Report in file reflects Auto Refer with a score of "0". - 06/16/22 Updated fraud report received.

APRV 0010 Underwriting Loan Approval is Deficient - Lender to provide updated AUS approval with following items corrected:

1) Correct property type from detached SFR to detached PUD per appraisal.;

3) 1st lien PI payment. Lender used $xx and reviewer used xx per statement, Total 1st lien PITIA xx. - 06/16/22 Updated DU (Submission #20) received.

900000688	XXXX	Approved	1	1	1	1	Verified reserves - 82 mths verified reserves w/cash out proceeds.;	TRID 0027 Initial Loan Estimate Sent Date > 3 Business Days from Application Date (Enterprise Rule) - Missing the initial LE and any subsequent LE's. (Only the LE dated ##/##/## with COC dated ##/##/## for rate lock were presented for review.) - 08/01/23 LE dated ##/##/## received.

TRID 0008 Initial CD Received Date is < 3 business days prior to Consummation Date - Missing the initial and subsequent CD's issued.  Only the final CD dated ##/##/## was presented for review. - 08/01/23 CD dated ##/##/## received.

DMND 0003 Missing Payoff/Demand Statement - Missing copy of most recent statement for (creditor) A/# ending in ####.  LQ credit report dated ##/##/## reflects a balance of XXXX.  Final CD reflects payoff of XXX which is not sufficient to exclude the debt in qualification. - 10/06/23 Review updated to include qualifying payment of $XX in the final DTI

TRID 0130 Missing Intent to Proceed - Missing the intent to proceed. - 08/14/23 ITP received.

DEED 0021 Missing Legal Description on Mortgage/DOT - Missing Exhibit A to the Deed of Trust. - 08/01/23 DOT with Exhibit A included received.

APP 0003 Missing Initial 1003 Application - Missing LO executed Initial 1003 Application to verify the app date.   - 08/14/23 Initial 1003 esigned by the borrower ##/##/## received.

APPR 0020 Missing Property Condition - Missing verification of property condition.  Must be average or better. - 10/06/23 Updated guidelines received. AVM with exterior property inspection is not required per the Loan Stream Closed in Second Matrix/Guide.

CRED 0004 Back-end Ratio exception (DTI) - Review calculated DTI of 48.42% exceeds the max allowed DTI of 45%.  - 10/06/23 Updated guidelines received. Max allowed DTI for LTV < 80% is 50%.  Subject DTI 48.42%.

CRED 0006 Missing Employment doc (VVOE) - Missing VVOE completed w/in 10 days of closing ##/##/##. - 08/01/23 VVOE completed ##/##/## received.

TRID 0187 Missing Evidence of Initial Disclosure(s) - Missing copies of all initial disclosures dated w/in 3 business days of the application. (Only the Notice to home Loan Applicant, Homeownership Counseling Organization List dated ##/##/## and Fact's disclosure dated ##/##/## were presented for review.  (Missing ABD, SPL, HLTK, esign, etc)  - 10/09/2023 - Exception is cleared with the attached copy of the SPL. TRID 0187 Exception Cleared;

APPR 0002 Appraisal is Incomplete - Missing AVM with exterior property inspection indicating average condition or better (max 13 forecast standard deviation and Must be an approved AVM provider) - 10/06/23 Updated guidelines received. AVM with exterior property inspection is not required per the Loan Stream Closed in Second Matrix/Guide.

APRV 0001 Missing Underwriter Loan Approval - Missing lender loan approval and 1008. - 08/16/23 Lender 1008 received.  Final approved DTI per 1008 46.99/48.47.  Loan approval previously received ##/##/##.

TRID 0134 Missing E-Sign Disclosure - Missing E-Sign Disclosure if esign was utilized. - 08/01/23 DocuSign tracking confirming borrower consent ##/##/## received.

900000687	XXXX	Approved	2	2	1	1	Verified employment history - B1 VOE confirms 8+ years employment with present employer.; Verified credit history - 706 mid FICO w/a minimum requirement of 660.; Low LTV/CLTV/HCLTV - 22.39% LTV / 63.38% CLTV. Max allowed CLTV 90%.;	HAZ 0004 Hazard Insurance Coverage Amount is Insufficient - Missing insurer's RCE. Dwelling coverage of $XXX is not sufficient to cover the minimum (agency) requirement of 80% of the Replacement cost new per the Appraisal. - Investor acknowledged exception for the insurance coverage being $Xk less than the required amount. The insurance shortage is not significant and this one has a low CLTV (63.38).

CRED 0082 Income Documentation is Insufficient - Missing WVOE to breakdown base and overtime earnings for B1. Paystubs include Overtime in YTD Income, thus unable to develop an average of Regular Income. - 9/13/2023 - Received response from investor, "The borrower’s two most recent paystubs show that the borrower is consistently working a minimum of 40 hours a week. Although the YTD does not separate base and overtime, the borrower works 40 hours a week. In addition, only the base salary was used to qualify. The ($#,###.##)/mo used to qualify is supported by the YTD earnings." ** Agree, YTD earnings support base wages used for qualifying. CRED 0082 Exception Overridden to EV2 - Investor Acknowledged Exception;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Disclosed amount $XXXX / Calculated amount $XXXX (11 mos), variance $XXX due to qualifying property tax payment. Lender used lower tax amount of $XXX. Review used taxes of $XX as per Tax Cert. - 8/23/2023 - Recd updated 1008/1003; property taxes corrected to $XXX. Exception is cleared. Estimated Taxes, Insurance, and Assessments not in escrow are outside of scope. TRID 0204 Exception Cleared;

GIDE 0001 Guideline Exception(s) - Missing #### earning documentation for B1.  Guidelines required documented two-years prior earning for B1, only YTD paystubs and #### W2 provided. - 09/07/23 Updated guidelines provided.  Only 1 year required for full doc.

900000684	XXXX	Approved	1	1	1	1	Verified employment history - VOE's confirm 21+ years for B1 and 6+ years for B2 with present employer.; Verified credit history - Middle credit scores 773/749 > 700 Minimum Required.;	FRAUD 0001 Fraud report alerts have not been addressed - 1) Missing social security verification for B2.

2) Missing updated drive report with full employer name submitted. Verification of  business name / legitimacy could not be completed due to abbreviated employer name. - 8/29/2023 - Recd SS Verification for B2. FRAUD 0001 Exception Cleared;

900000685	XXXX	Approved	2	1	2	1	Verified credit history - Middle Credit Score 749 > 660 Minimum Required.; Low LTV/CLTV/HCLTV - 19.46% LTV / 74.39% CLTV < 90% Maximum Allowed;	APPR 0044 HPML Appraisal Requirements are Not Met - Missing appraiser certification that the appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations., Compensating Factors: Verified credit history	TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure. - COC dated xx/xx does not satisfactorily explain the reason for the decrease to lender credit from $XXXX to $XXX. - 8/22/2023 - "An increase in DTI will change pricing and this is a valid coc. See the Lock Confirmations which show the DTI hit." Included is the pricing sheet dated XX/XX with DTI 32.13% and Net Price of 101.000 and lock confirmation dated XX/XX with DTI 43.01-45% and Net Price 100.200. TRID 0121 Exception Cleared;

APP 0002 Final 1003 Application is Incomplete - Final 1003 included overtime income with the base income. 1003 should list base and overtime income separately.  - 08/22/23 Corrected 1003 received with Base and overtime income broken out.

APP 0004 Initial 1003 Application is Incomplete - Missing borrower signed initial 1003. - 08/22/23 Borrower executed 1003 received.  Per lender response borrower signed initial 1003 with closing docs.

900000700	XXXX	Approved	1	1	1	1	Verified housing payment history - Credit report confirms 25 months satisfactory mortgage rating on 1st Lien and 12 months on 2nd Lien. No history of delinquency reported on prior closed mortgages.;	HELC 0001 "When Your Home Is On the Line" Is Missing - Missing "When Your Home Is On the Line" disclosure. Loan file contains Home Loan Toolkit. - 10/10/2023 - Exception set in error. HELC 0001 Exception Cleared;

CRED 0095 Missing or Incomplete 4506-T/4506-C - Missing B1/B2 4506-C form executed at closing. Loan file provided for review only has B1 4560-C signed prior to closing #/##/####. Per guideline, The IRS form 4506-C is required for all Borrowers. - 10/10/2023 - Exception is cleared with the attached 4506-C forms executed prior to closing. CRED 0095 Exception Cleared;

CRED 0104 Missing Letter of Explanation - B1 is indicated to be employed with (employer) since ##/#/####. Credit report installment tradeline, (creditor ####),  reflects, "XX". Missing letter of explanation addressing credit report message to confirm that there was no employment gap not disclosed on the VOE.

 - 11/13/2023 - Recd response from investor, "Could you please review the exception that is posted in mTrade below? The VOE does not show any employment gaps and the guidelines have been met.  ** Agree. Recall to service most recent 2 years and VOE confirms most recent 2 years employment. CRED 0104 Exception Cleared;

CRED 0007 Missing Employment doc (VOE) - Missing investor approved exception for missing WVOE(s). Loan file contains LES, W2, and Wage Transcript for B1 and LES, W2, and YTD WVOE for B1. Processor cert in file states, "Income verification is not available for (B2) as she is XX with (employer). I spoke with (name) at the (center ###-###-#### x# x#) to confirm." Borrowers are both XXXX. Without WVOE the non-taxable income used for B2 in qualifying is only documented two months. Loan does not qualify without the use of B2 non-taxable income.

Investor defers to (agency), The standards for employment documentation are the same for DU loan casefiles as they are for manually underwritten loan. Base Pay (Salary or Hourly) Income DU will require the following:

a completed Request for Verification of Employment (Form 1005),

the borrower's recent paystub and W-2 forms covering the most recent one-year period, or the borrower's recent Leave and Earnings Statement for XX income. - 10/10/2023 - "B1 is XX. B2 is (employer) and receives XX pay. See VOEs." ** Agree. Recd new guidelines, WVOE only required where W2 or most recent tax returns not provided. Loan file contains paystubs and most recent year W2. CRED 0007 Exception Cleared;

CRED 0003 Credit Score (FICO) exception - B2 middle credit score 602 < 700 Minimum required. Investor defers to (agency). Per (agency), If there are multiple borrowers, determine the applicable credit score for each individual borrower and select the lowest applicable score from the group as the representative credit score for the loan. - 10/24/2023 - Recd new GL, "Credit report – a triple merge credit report is required for all applicants and will use a middle score to issue final approval. If more than one applicant, the middle highest credit score will be used to issue final approval." ** B1 middle credit score 702. Exception is cleared. CRED 0003 Exception Cleared;

900000689	XXXX	Approved	1	1	1	1	APPR 0046 Missing Third Party Appraisal Review - Missing 3rd party valuation report as required for securitization. The Seller may utilize Collateral Underwriter (CU) as a secondary valuation if the score is <=2.5, an AVM or CDA is also acceptable. - 10/10/2023 - Exception is cleared with the attached CU score of 1.6. APPR 0046 Exception Cleared;

CRED 0003 Credit Score (FICO) exception - Credit Score 689 < 700 minimum required per guideline (B1 689 / B2 753). Per (agency), If there are multiple borrowers, determine the applicable credit score for each individual borrower and select the lowest applicable score from the group as the representative credit score for the loan. - 10/10/23 Updated guidelines received.  Minimum FICO per the (lender) guidelines is 680.

900000693	XXXX	Approved	2	2	1	1	Verified employment history - Borrower has been employed for 7+ years and Co-borrower for 17+ years with same employers. ; Net tangible benefit - Borrowers received cash out on subject transaction of $XXXX that provides additional reserves. ;	CRED 0082 Income Documentation is Insufficient - Missing Borrower's 30 days of paystubs as required per guidelines dated within 60 days of Note date. - EV2 WVOE obtained in lieu of pay stubs.

CRED 0001 Unacceptable Mortgage History - Missing additional 12 months satisfactory mortgage payment history for total of 24 months. VOM in file reflects 12 months prior history. Guidelines require 0x30x24 for prior housing. - Investor Acknowledged Exception based on 12 mths verified housing 0x30.	CRED 0095 Missing or Incomplete 4506-T/4506-C - Missing copy of borrowers executed 4506-T/4506-C. - 10/25/23 Exception set in error based on initial review to LRCP guidelines. Not required per TSFB guidelines as borrower is not self-employed and no rental income was used to qualify.

FRAUD 0001 Fraud report alerts have not been addressed - Missing updated Fraud Report reflecting all alerts satisfactorily addressed with updated score.  - 10/11/2023 - "Most updated Fraud is in the package. At the time file was underwritten we allowed for 2 years post BK, and guidelines have since updated to match FNMA 7 yrs. Please request exception to waive." ** Exception re-reviewed and cleared. Fraud summary reflects high severity alert as cleared, "meets waiting period requirements". Review confirmed BK Discharge XX/XX to App Date > 7 yrs. FRAUD 0001 Exception Cleared;

APPR 0046 Missing Third Party Appraisal Review - Missing 3rd party valuation as required by securitization to support original appraisal value of $XXXX.  - 10/11/2023 - Exception is cleared with the attached CU score of 1. APPR 0046 Exception Cleared;

900000694	XXXX	Approved	1	1	1	1	Verified credit history - 787 mid-score with guideline requiring 680. All credit reported paid 0x30 for history. Oldest tradeline reported back to 04/1995 to support a 28 year credit history. ;	CRED 0095 Missing or Incomplete 4506-T/4506-C - Missing guideline required borrower executed 4506-T/4506-C. - 10/19/2023 - "Per our management direction underwriters began asking for Transcripts for files Underwritten x/xx/xxxx. This file was initially underwritten prior to that date so no transcripts or 4506C are available". ** Agree. Recd new GL. 4506-C is only required for self-employed borrower and where rental income is considered. CRED 0095 Exception Cleared;

FRAUD 0001 Fraud report alerts have not been addressed - Missing updated Fraud Report/score to confirm all alerts are satisfactorily addressed.  - 10/11/2023 - Exception set in error. Fraud report located on page 187. No high severity alerts. Review confirmed phone number was entered correctly. FRAUD 0001 Exception Cleared;

APPR 0046 Missing Third Party Appraisal Review - Missing 3rd party valuation report as required for securitization.  The Seller may utilize Collateral Underwriter (CU) as a secondary valuation if the score is <=2.5, an AVM or CDA is also acceptable. - 10/10/2023 - Exception is cleared with the attached CU score of 1.7. APPR 0046 Exception Cleared;

900000690	XXXX	Approved	1	1	1	1	Verified credit history - 800 FICO w/a minimum of 680.;	CRED 0095 Missing or Incomplete 4506-T/4506-C - Missing guideline required executed 4506-T/4506-C by both borrowers. - 10/10/2023 - Exception is cleared with the attached copies of the borrower signed 4506-C forms. CRED 0095 Exception Cleared;

APPR 0046 Missing Third Party Appraisal Review - Missing 3rd party valuation report as required for securitization.  The Seller may utilize Collateral Underwriter (CU) as a secondary valuation if the score is <=2.5, an AVM or CDA is also acceptable. - 10/10/2023 - Exception is cleared with the attached CU score of 1. APPR 0046 Exception Cleared;

900000691	XXXX	Approved	1	1	1	1	Verified reserves - 13+ months of verified reserves remain after closing from borrower checking account and subject loan cashout proceeds. Guidelines require 2 months. ; Verified credit history - 743 FICO w/a minimum requirement of 680.;	APPR 0046 Missing Third Party Appraisal Review - Missing satisfactory 3rd Party Valuation report as required for securitization to support original Appraisal value of $XXXX. - 10/10/2023 - Exception is cleared with the attached CU score of 2.2. APPR 0046 Exception Cleared;

CRED 0095 Missing or Incomplete 4506-T/4506-C - Missing guideline required executed 4506. File contains transcripts.  - 10/10/2023 - Exception is cleared with the attached copy of the borrower executed 4506-C form. CRED 0095 Exception Cleared;

900000692	XXXX	Approved	2	1	2	1	Verified credit history - Middle credit score 744 > 700, no history of delinquency reported.;	APPR 0044 HPML Appraisal Requirements are Not Met - Missing appraiser certification stating the appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulation. - EV2 Non-Material	CRED 0004 Back-end Ratio exception (DTI) - Missing investor acknowledgment for approved DTI 46.683% > 45% Max Allowed. - 10/10/23 Updated guidelines received. Max allowed DTI per guide 50%.

APPR 0046 Missing Third Party Appraisal Review - Missing 3rd party valuation report as required for securitization.  The Seller may utilize Collateral Underwriter (CU) as a secondary valuation if the score is <=2.5, an AVM or CDA is also acceptable. - 10/10/2023 - Exception is cleared with the attached CU score of 1. APPR 0046 Exception Cleared;

900000696	XXXX	Approved	2	1	2	1				Verified housing payment history - Per CBR borrower has 100+ mths of mtg history verified 0x30.; Verified credit history - 752 Mid FICO w/a minimum requirement of 680.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations. - EV2 - Non-Material		CRED 0095 Missing or Incomplete 4506-T/4506-C - Missing executed 4506T.
900000699	XXXX	Approved	2	2	2	1	Verified employment history - B2 VOE confirms 20+ years employment with same employer.; Low DTI - 46.64% DTI < 50% Max Allowed;	APPR 0044 HPML Appraisal Requirements are Not Met - Missing appraiser certification stating the appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations. - EV2 - Immaterial

CRED 0082 Income Documentation is Insufficient - Missing B2 paystubs covering 30 days, as required per seller guidelines. Paystub in file dated X/XX covering X/X-X/XX is less than 30 days. - Investor acknowledged exception to accept 1 pay stub as income is supported by TWN WVOE and YTD on the pay stub provided.	APPR 0046 Missing Third Party Appraisal Review - Missing 3rd party valuation report as required for securitization. The Seller may utilize Collateral Underwriter (CU) as a secondary valuation if the score is <=2.5, an AVM or CDA is also acceptable. - 10/25/2023 - Exception is cleared with the attached CU score < 2.5. APPR 0046 Exception Cleared;

900000695	XXXX	Approved	2	1	2	1	Verified credit history - 723 mid fico w/a minimum requirement of 680.; Low LTV/CLTV/HCLTV - 63.24% CLTV w/a max allowed of 80%.; Verified reserves - 13 mths reserves verified exclusive of cash out proceeds w/no minimum requirement.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations. - EV2 Non-Material	CRED 0004 Back-end Ratio exception (DTI) - Updated Exception - Review Final DTI 50.64% > 50% Max. 1008 excluded the following payments: (creditor) $X/$X, (creditor) $XX/$XX, (creditor) $XX/$XXX, and (creditor) $XX/$XXX.

Original Exception - Review Final DTI is pending receipt of the 1st lien mortgage statement to verify if escrowed.  Current DTI of 57.71% includes taxes of $246.14 and insurance of $225.42.   - 10/26/2023 - "We exclude debts with less than 10 months of payments remaining." ** Agree. Per GL, if the borrower has less than 10 payments left on the car loan/lease or credit care, and type of installment loan, payment can ben excluded from DTI calculations. DTI< 50% with liabilities excluded. CRED 0004 Exception Cleared;

APPR 0046 Missing Third Party Appraisal Review - Missing 3rd party valuation report as required for securitization.  The Seller may utilize Collateral Underwriter (CU) as a secondary valuation if the score is <=2.5, an AVM or CDA is also acceptable. - 10/25/2023 - Exception is cleared with the attached CU score < 2.5. APPR 0046 Exception Cleared;

CRED 0096 Missing proof of PITI payment on non-subject property - Missing copy of first lien mortgage statement for (creditor) A/# ending in #### to verify if taxes and insurance are included in payment of $XXXX per the CBR.   - 10/25/2023 - Exception is cleared with the attached copy of the the 1st lien mortgage statement. CRED 0096 Exception Cleared;

900000698	XXXX	Approved	2	1	2	1	Verified credit history - Middle credit score 774 > 680 Minimum Required, no history of delinquency reported in the past 5 years.; Low DTI - 43.67% DTI < 50% Max Allowed.;	APPR 0044 HPML Appraisal Requirements are Not Met - Missing appraiser certification stating the appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations. - Initial Grade - EV2	APPR 0046 Missing Third Party Appraisal Review - Missing 3rd party valuation report as required for securitization. The Seller may utilize Collateral Underwriter (CU) as a secondary valuation if the score is <=2.5, an AVM or CDA is also acceptable - 10/26/2023 - Exception is cleared with the attached AVM. Value +XX% variance from the original appraised value. Low value range < +10% variance from the original appraised value. APPR 0046 Exception Cleared;

CRED 0012 CLTV Exceeds Max Allowed - 91.74% CLTV > 90 Max Allowed. Missing investor acknowledgment for the exception to guidelines.

(creditor) 1st Lien $XXXX + 2nd Lien $XXX = $XXX / XXXX = 91.74% - 10/25/2023 - Exception is cleared with the attached credit supplement evidencing lower 1st lien balance, thus reducing the CLTV to 90%. CRED 0012 Exception Cleared;

900000701	XXXX	Approved	2	2	2	1	Verified employment history - VOE confirms 17.5 years employment with present employer.; Low LTV/CLTV/HCLTV - 67.24% CLTV < 90% Max.; Low DTI - 38.48% DTI < 50% Max.;	APPR 0044 HPML Appraisal Requirements are Not Met - Missing appraiser certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

 - EV2 - Non-Material

CRED 0136 Missing Paystub(s) - Missing paystubs covering 30 consecutive days, as required per lender guidelines. Paystub dated #/##/#### > 60 days old. Updated paystub dated #/#/#### only covers two weeks. - Investor acknowledged exception as income used to qualify is supported by WVOE in addition to the pay stub provided.	APPR 0046 Missing Third Party Appraisal Review - Missing 3rd party valuation report as required for securitization. The Seller may utilize Collateral Underwriter (CU) as a secondary valuation if the score is <=2.5, an AVM or CDA is also acceptable. - 10/26/2023 - Exception is cleared with the attached CU score < 2.5. APPR 0046 Exception Cleared;

TITL 0013 Title Policy - Schedule A Exception - Junior loan policy lists two exceptions 2 and 3 for UCC financing statements with (creditor) and (creditor). Missing policy with the exceptions removed. UCC termination in file for UCC filing with (creditor). Per UCC financing statement filed ##/#/#### (creditor) is DBA (creditor). - 11/8/2023 - Exception is cleared with the attached recorded copies for UCC terminations for both title exceptions. TITL 0013 Exception Cleared;

900000697	XXXX	Approved	2	1	2	1	Verified credit history - Middle credit scores 798/769, no history of delinquency reported.; Verified housing payment history - Credit report confirms 35 months satisfactory mortgage rating on existing 1st lien.; Low DTI - 38.43% DTI < 50% Max Allowed.;	APPR 0044 HPML Appraisal Requirements are Not Met - Missing appraiser certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations. - EV2 - Immaterial	APPR 0046 Missing Third Party Appraisal Review - Missing 3rd party valuation report as required for securitization. The Seller may utilize Collateral Underwriter (CU) as a secondary valuation if the score is <=2.5, an AVM or CDA is also acceptable. - 10/27/2023 - Exception is cleared with the attached CU score < 2.5. APPR 0046 Exception Cleared;

900000702	XXXX	Approved	1	1	1	1	Verified housing payment history - Prior homeowner with housing history verified on credit report reflecting a 0x30 payment history back to XX/XXXX. ; Verified credit history - Strong verified credit history with indicator credit score being 763. Oldest noted tradeline dates back to XXXX supporting 40 years of established satisfactory credit history. ;	APPR 0002 Appraisal is Incomplete - Missing corrected appraisal reflect corrected bathroom count. Appraisal reflects a discrepancy on number of bathrooms which affects comparable adjustments. Appraiser indicates subject has XX bathroom; however, photos and sketch reflects XX. - 11/17/23 Revised appraisal received. Updated appraiser comments: Sketch shows XX bath on the basement level. Thus only XX bath is above grade. Both baths are shown in the photos. Thus the adjustment is based on the lower level finish.

APPR 0046 Missing Third Party Appraisal Review - Missing 3rd party valuation report as required for securitization.  The Seller may utilize Collateral Underwriter (CU) as a secondary valuation if the score is <=2.5, an AVM or CDA is also acceptable. - 11/17/23 FNMA/FHLMC SSR reports received.  FNMA Score 1.4, FHLMC 2.5.

900000703	XXXX	Approved	2	2	1	1				Verified housing payment history - 38 combined months mortgage history verified on credit report paid 0x30. ; Verified credit history - Both borrower's mid-score is 747 with credit report reflecting minimal outstanding revolving debt and all history paid 0x30. Oldest noted tradeline opened xx/xxxx. ;	PROP 0002 Property Type is prohibited - Subject property is reflected to be in xx location. xx Property is ineligible per LRCP guidelines. Pending Investor Acknowledgment. - EV2 Investor Acknowledged Exception
900000704	XXXX	Approved	1	1	1	1				Verified housing payment history - 37 combined months of satisfactory housing history per credit report paid 0x30. ; Verified employment history - Borrowers both have long term employment verified. Borrower has been with employer for seven years and co-borrower with employer for 32 years. ;
900000705	XXXX	Approved	2	2	1	1	Verified housing payment history - Verified 1st lien mortgage history paid 0x30 for 30 months reviewed per credit report. ; Verified employment history - Borrower has seven years verified employment with same employer which was two companies that merged with same primary owner. Borrower qualified with base salary only. Evidence of bonus earnings confirmed and not considered. ; Income verified was not used in qualifying - Borrower has evidence of bonus / other earnings that was not considered in qualifying.;	PROP 0002 Property Type is prohibited - XXXX property is ineligible per LRCP guidelines. Pending Investor acknowledgement. (Subject property is X.XX acres) - Investor acknowledged exception.	APPR 0046 Missing Third Party Appraisal Review - Missing 3rd party valuation report as required for securitization. The Seller may utilize Collateral Underwriter (CU) as a secondary valuation if the score is <=2.5, an AVM or CDA is also acceptable. - 11/17/23 FNMA/FHLMC SSR reports received. FNMA SSR 2.4/ FHLMC 3.

900000706	XXXX	Approved	1	1	1	1	Verified housing payment history - 33 months of verified mortgage history on 1st lien paid 0x30. 12 months history on 2nd lien paid off with subject transaction paid 0x30. ; Income verified was not used in qualifying - Co-borrower VOE reflects additional history of bonus earnings that Review did not consider in total DTI.;	APPR 0046 Missing Third Party Appraisal Review - Missing 3rd party valuation report as required for securitization. The Seller may utilize Collateral Underwriter (CU) as a secondary valuation if the score is <=2.5, an AVM or CDA is also acceptable. - 11/17/23 FNMA/FHLMC SSR reports received. FNMA score 2.2, FHLMC 1.

900000707	XXXX	Approved	2	1	2	1	Verified credit history - Middle credit score 791 with no history of delinquency reported.; Low LTV/CLTV/HCLTV - 75.58% CLTV < 90%;	APPR 0044 HPML Appraisal Requirements are Not Met - Missing certification stating the appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations. - Initial Grade EV2 Non-Material	CRED 0104 Missing Letter of Explanation - Borrowers hire date is (#/##/####) with (current employer). No VOE provided from prior employer,(prior employer). (year) wages with prior employer is ($###,###.##). Borrowers annual salary with new job is ($##,###.##). Missing letter of explanation for leaving previous employer with reduced pay. - 12/5/2023 - Recd response from investor, "Wanted to follow up on this one and see if an LOE is required to clear the condition below. It does not appear to be a guideline violation and based on the loan app, it looks like the borrower likely lost her job, took a job in a different industry until she found a new job in the security industry again (lower pay). However, the income being used to qualify is from the most recent, lower paying job." ** Agree, Borrower prior employment in field (#/##/#### - #/##/####), interim position (#/##/#### - #/##/####), and new hire date in field (#/##/####). Guidelines do state complete 24 months employment verification is required. CRED 0104 Exception Cleared;

900000709	XXXX	Approved	2	1	2	1	Low LTV/CLTV/HCLTV - 19.23% LTV / CLTV 61.95% with a max allowed of 85%.; Verified credit history - 737 FICO w/a minimum requirement of 680.; Verified housing payment history - 34 mths mortgage history for first lien verified 0x30x34.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser appraiser did not include an executed certification stating the appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations. - EV2 Non-Material	APRV 0001 Missing Underwriter Loan Approval - Missing lender loan approval. - 12/08/23 Loan loan approval received.

CRED 0091 Missing Tax Transcript(s) - Missing to years Wage and income transcripts as required by LRCP guidelines. - 12/18/2023 - Exception is cleared with the attached two years wage transcripts. CRED 0091 Exception Cleared;

TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.   - Missing COC for increases to the following fees: Settlement Fee $160 to $325, Title Endorsement $60 (no disclosed on LEs)--  - 12/07/23 COC received.  Finding cleared upon resubmission.

900000711	XXXX	Approved	2	1	1	2	Low LTV/CLTV/HCLTV - 52.78% CLTV < 85% Max.; Verified credit history - Middle credit scores 730/755 with no history of delinquency reported.;	APPR 0046 Missing Third Party Appraisal Review - Missing 3rd Party Desk Review, as required for securitization reviews. Only Property Condition Report w/ AVM completed by Stewart provided. - Additional valuation waived by investor. Additional valuation was requested by the investor and not required by the guidelines.	COMP 0047 File Documentation is Incomplete (Compliance) - B1 copy of drivers license is expired, XX/XX/XX. Patriot Act form reflects issuance on XX/XX/XX with an expiration date of XX/XX/XX. Missing copy of the renewed license. - 12/15/2023 - Recd copy of verification of license renewal from state website; issuance date agrees with patriot act form provided in file and the customer number agrees with copy of expired license and patriot act form. COMP 0047 Exception Cleared;

TRID 0023 Last Loan Estimate Sent Method Not In Person and No Received Date - Missing evidence of delivery to borrower of the latest issued LE dated XX/XX/XX. Timing requirement is not satisfied with the US Mailbox Rule applied. - 12/12/23 Electronic document tracking for LE issued XX/XX/XX received.  Borrower receipt confirmed on XX/XX/XX.

APRV 0003 Missing Loan Approval Date - Missing underwriting decision with the loan approval date. Only 1008 provided in file. - 12/12/23 Lender loan approval received.

900000717	XXXX	Funded	2	1	2	1	Verified credit history - Primary wage earner mid fico 725 w/a minimum requirement of 680.; Low DTI - Review DTI 25.48% w/a max allowed of 45%.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations. - EV2 Non-Material

TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - CD dated XX/XX/XX disclosed non-escrowed property costs of $XX. Review calculated $XXXX (Taxes $XXXX / HOI $XXXX). - 1/10/2024 - Exception is cured with the attached PCCD and corresponding LOX. TRID 0204 Exception Overridden to EV2;	APRV 0001 Missing Underwriter Loan Approval - Missing lender loan approval. - 12/20/23 Lender loan approval and 1008 received.

CRED 0091 Missing Tax Transcript(s) - Missing most recent two years Wage & Income transcripts.  - 01/02/2024 - Recd most recent two years wage transcripts.;

01/08/24 Additional W2 for B2 received which supports transcripts provided.

900000708	XXXX	Approved	1	1	1	1	Verified employment history - Borrowers have been with same employer for 18+ years.; Verified credit history - Qualifying FICO is 745 w/a minimum requirement of 680.;	CR 0004 Fraud Alert on Credit Report not addressed - Missing letter of explanation used to address medium risk finding for B2 having associated business. Cleared fraud comments reflect this was addressed by the borrower. - 12/12/23 Cleared per lender response: We have 2year+ W2 employment history fully verified, and the business has been not active in over 2 years.

900000715	XXXX	Funded	2	1	2	1	Verified employment history - 6+ yrs verified w/current employer.; Verified credit history - 690 FICO w/a minimum requirement of 680.; Low LTV/CLTV/HCLTV - 62.62% CLTV w/a max allowed of 75%.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations. - EV2 Non-Material

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Transfer taxes of $XXXX were not disclosed on the LE. COC for change of Settlement Service Provider XX/XX/XX is not sufficient COC for fee addition.-- - EV2 Post Closing Corrective Action- Copy of PC CD, Refund check, LOE, and FedEx Tracking received.	CRED 0089 Missing Required Fraud Tool - Missing required fraud report with all alerts sufficiently addressed. - 12/27/2023 - Exception is cleared with the attached fraud report with all fraud findings cleared. Appraiser possible watchlist match, XXXX, was not a match to XXXX. CRED 0089 Exception Cleared;

CRED 0091 Missing Tax Transcript(s) - Missing XXXX/XXXX Wage and Income transcripts. - 12/27/2023 - Exception is cleared with the attached most recent two years wage transcripts. CRED 0091 Exception Cleared;

ROR 0004 Right of Rescission is not executed by Title Holder(s) - Missing ROR executed by NBS XXXX. - 12/27/2023 - Exception is cleared with the attached ROR form signed by the NBS. ROR 0004 Exception Cleared;

900000716	XXXX	Funded	2	2	1	1	Verified employment history - B1 VOE confirms 14+ years employment with present employer.; Verified housing payment history - Credit report confirms 25 months satisfactory mortgage rating.; Verified credit history - Primary wage earner FICO 763 w/a minimum requirement of 680. ;	PROP 0002 Property Type is prohibited - Subject is indicated to located in a XXX area, of XX and XX with XX zoning. Lock in file indicates a subject property location is XXXX. - Investor Acknowledged Exception for XXXX property.	FLOOD 0007 Missing Flood Insurance Cert. - Flood cert in file reflects the incorrect address. AVM indicates that the house number changed in XXXX to XXXXXX, however, tax cert, title commitment and property report reflect XXXX. - 12/27/2023 - Exception is cleared with the attached flood cert. FLOOD 0007 Exception Cleared;

APPR 0046 Missing Third Party Appraisal Review - Missing Investor required BPO to support AVM value of $XXXX (Diligence to order upon receipt of investor approval). - 1/9/2024 - Recd lender ordered 3rd Party BPO with value of $XXXX. APPR 0046 Exception Cleared;

900000718	XXXX	Funded	2	1	2	1	Verified housing payment history - Credit report confirms 99+ months satisfactory mortgage rating.;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - COC provided for the addition of the recordation tax of $XXX, however, reason for the increase was not provided. Missing valid reason for the increase in fees. - EV2 Post Closing Corrective Action -01/10/24 Fed Ex Tracking received confirming borrower receipt.

1/5/2024 - Copy of the corrective CD, refund check, and tracking slip received.

TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.   - Borrower chose provider from the service provider list. Tolerance violation due to settlement charges disclosed in section C. COC provided for increase in loans fees of $XX, however, reason for the increase was not provided. Missing valid reason for the increase in fees. - EV2 Post Closing Corrective Action -01/10/24 Fed Ex Tracking received confirming borrower receipt.

1/5/2024 - Copy of the corrective CD, refund check, and tracking slip received.

TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - PCCD estimated tax and insurance is disclosed as $X with property costs over year 1 of $XX. Actual tax and insurance is $XXX.	CRED 0087 Tax Returns/Transcripts are Insufficient - Missing XXXX/XXXX Wage Transcripts. - 12/19/23 Wage & Income transcripts received.

APPR 0046 Missing Third Party Appraisal Review - Missing 3rd Party BPO to support the original AVM value of $XXXX, as required for securitization loans. (Diligence to order) - 12/13/23 BPO received with "As-Is Value of $XXXX which is a variance of -4.03%.  Variance is w/in allowable 10% tolerance.

APRV 0003 Missing Loan Approval Date - Missing lenders underwriting decision with the loan approval date. Only 1008 provided in file. - 12/19/23 Lender loan approval received.

900000723	XXXX	Funded	1	1	1	1	Verified employment history - VOE confirms 14+ years employment with present employer.; Verified credit history - Middle credit score 786 with no history of delinquency reported in the past 24 months.;	CRED 0087 Tax Returns/Transcripts are Insufficient - Missing most recent two years wage transcripts as required per guidelines. - 1/5/2024 - Exception is cleared with the attached most recent two years tax transcripts. CRED 0087 Exception Cleared;

APRV 0003 Missing Loan Approval Date - Missing underwriter decision with loan approval date.  - 12/19/23 Lender loan approval received.

900000777	XXXX	Funded	2	2	2	1	Verified employment history - VOE confirms 7+ years employment with present employer.; Verified housing payment history - Credit report confirms 30 months satisfactory mortgage rating.;	PROP 0002 Property Type is prohibited - Missing investor acknowledgment for XXX property. - Investor Acknowledged Exception for XX property.

TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - REFER HAZ 0004 2/2: Disclosed property tax and insurance of $XX with property costs of $XX is inaccurate. Actual tax and insurance is $XX with property costs over 11 months of $XX. - EV2 Post-Closing Corrective Action.-- 02/21/24 LOE to borrower received, 02/14/24 PC CD was received. Notification of CD deficiency initially report 02/02/24 not 12/13/23.	HAZ 0004 Hazard Insurance Coverage Amount is Insufficient - Missing insurers replacement cost estimate. - 2/2/2024 - Exception is cleared with the attached updated EOI providing coverage of $XXXX with Increased Cost Endorsement of 25% totaling $XXX, which is greater than 80% of Cost New per Appraisal. Insurance premium increased to $XXXX. Included is a PCCD and updated 1008. HAZ 0004 Exception Cleared;

APPR 0046 Missing Third Party Appraisal Review - Missing 3rd Party valuation to support the original appraised value of $XXXX. CU scores > 2.5. - 02/24/24 CDA supporting value of $XXXX received.

CRED 0091 Missing Tax Transcript(s) - Missing XXXX/XXXX Wage & Income Transcripts as required per guidelines. - 02/14/24 XXXX/XXXX Wage & Income Transcripts received.

900000712	XXXX	Approved	1	1	1	1				Verified reserves - 6 months verified reserves > 2 months reserves required.; Low DTI - Approved DTI 39.998% < 45% Max Allowed.; Verified housing payment history - Credit report confirms 24 months satisfactory mortgage rating. ;			APRV 0003 Missing Loan Approval Date - Missing underwriting decision with loan approval date. Only 1008 provided in file. - 12/19/23 Lender loan approval received.
900000789	XXXX	Funded	2	2	2	1	Low DTI - 31.46% DTI < 45% Max Allowed.; Verified employment history - VOE confirms 9+ years employment with present employer.; Verified credit history - Middle credit scores 744/734 > 680 Minimum Required.; Verified housing payment history - Credit report confirms 34 months satisfactory mortgage rating.; Low LTV/CLTV/HCLTV - 56.63% LTV < 85% Max Allowed.;	TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure. - Missing COC for increased Recording fee from $115 to $146 at closing. - EV2 Post -Closing Corrective Action --03/07/24 LOE to the borrower received. XX/XX/XX Copy of check showing it was deposited by the borrower received. XX/XX/XX - Exception is partially cured with the attached PCCD; Disclosed $19.50 credit to cure.

TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Estimated property tax, insurance, and HOA of $XX with property costs over year 1 of $XX is inaccurate. Actual property tax, insurance, and HOA is $XX. - 1/30/2024 - Exception is overridden to EV2 with the attached documented HOA fee from realtor.com and the PCCD; Disclosed estimated property tax, insurance and HOA payment of $XX with property costs over 11 months of $XX is over disclosed. TRID 0204 Exception Overridden to EV2;

CRED 0096 Missing proof of PITI payment on non-subject property - Missing verification of subject HOA fee. Review used $XX as per CD. - 1/30/2024 - Exception is overridden to EV2 with the attached documented HOA fee from realtor.com and the PCCD; Disclosed estimated property tax, insurance and HOA payment of $XX with property costs over 11 months of $XX is over disclosed. QMATR 0016 Exception Overridden to EV2;	CRED 0024 Missing Proof Judgement and/or Tax Lien Paid/Released - Missing evidence that the judgements reflected on title do not belong to the borrower or that they have been satisfied:

 - 2/8/2024 - "Attached are the emails from title stating that none of these judgments were reflecting on their search package and therefore not being reflected on title. With that being said if these any of these judgements were still valid than they would have appeared on the search package and reflected on the prelim." ** Exception is cleared with the attached email correspondence from the title agent confirming all judgements, including child support, have expired (10+ years in state of xx). CRED 0024 Exception Cleared;

CRED 0091 Missing Tax Transcript(s) - Missing Wage Transcripts as required per guidelines. - 1/26/2024 - Exception is cleared with the attached copies of the most recent two years wage transcripts. CRED 0091 Exception Cleared;

APPR 0046 Missing Third Party Appraisal Review - Missing BPO to support the AVM value of $XXXX. (BPO to be ordered by diligence 12/19/23.) - 12/20/23 BPO received.  Value returned at $XX variance is w/in acceptable 10% tolerance range at (-9.24%).

900000713	XXXX	Approved	2	1	2	1				Verified housing payment history - 100 combined months of mortgage payment history paid 0x30 per credit report. ; Verified credit history - Indicator credit score is 799 for Borrower. Co-borrower's is 764. Borrowers credit history reflects payments made 0x30 for all mortgages and installment debt both current and prior. One minor revolving account that is paid off reported a 1x30 within previous 24 month. All other revolving history is also 0x30. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraisal in file does not disclose the Certification that the Appraisal was completed with the Uniform Standards of Professional Appraisal Practice (USPAP) and Title XI of the Financial Institutions Reform, Recovery, and Enforcement Act (FIRREA) and its implementing regulations - EV2 Non-Material
900000714	XXXX	Approved	2	1	2	1				Verified housing payment history - 99 months of combined satisfactory mortgage history paid 0x30 per credit report. ; Verified employment history - Co-borrower has been on her job with same employer for 9 years per re-verification of employment. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraisal in file does not disclose the Certification that the Appraisal was completed with the Uniform Standards of Professional Appraisal Practice (USPAP) and Title XI of the Financial Institutions Reform, Recovery, and Enforcement Act (FIRREA) and its implementing regulations. - EV2 Non-Material
900000719	XXXX	Approved	2	1	2	1				Verified employment history - Borrower has been employed with same employer for 4.3 years. ; Verified housing payment history - 70 months of combined mortgage history paid 0x30 per credit report. ; Net tangible benefit - Borrower paid off consumer debt with subject refinance eliminating $XXXX in monthly payments of which $XXX was monthly installment debt. ;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Final CD dated XX/XX/XX reflects Estimated Taxes, Insurance & Assessments of $1.00 with Estimated Property Costs over 1 year of $11. Review calculated $XXX per mth with an estimate of 11 mths totaling $XXXX. - EV2 Post closing corrective action - Corrective PC CD dated 01/09/24 received w/LOE to the borrower.
900000754	XXXX	Funded	2	1	2	1	Verified employment history - Borrower has been employed with same employer for 35 years. ; Verified housing payment history - 76 combined months of mortgage history paid 0x30 per the credit report. ; Net tangible benefit - Borrower paid off consumer debt with the subject refinance eliminating $XXXX in total monthly payments of which $XXXX was monthly installment debt. ;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Final CD reflects Estimated Taxes, Insurance & Assessments of $X with Estimated Property Costs over 1 year of $X. Review calculated $XX per mth with an estimate of 11 mths totaling $XX. - 1/4/2024 - Exception is cleared with the attached PCCD disclosing the correct property tax and insurance costs over year 1; 11 mos. REID 0204 Exception Overridden to EV2;	CRED 0091 Missing Tax Transcript(s) - Missing (two years) Wage & Income transcripts for B1. - 1/10/2024 - Exception is cleared with the attached most recent two years wage transcripts. CRED 0091 Exception Cleared;

TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Missing a valid COC for the addition of $160 Notary fee and $45 Sub-escrow on the final CD paid by the borrower.  - 2/5/2024 - Recd PCCD, cover letter, copy of refund check $XX, with courier tracking slip to evidence delivery to borrower was completed within 60 days from discovery. TRID 0205 Exception Overridden to EV2;

900000722	XXXX	Funded	2	1	2	1	Verified employment history - Borrower has been employed with the same employer for 19 years.; Verified housing payment history - 36 months of prior mortgage history paid 0x30 per credit report and VOM in file. ;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Final CD dated XX/XX/XX reflects Estimated Taxes, Insurance & Assessments of $2.00 with Estimated Property Costs over 1 year of $22. Review calculated $XXX per mth with an estimate of 11 mths totaling $XXXX. - EV2 Post-Closing corrective action --01/12/24 PC CD dated XX/XX/XX received with LOE to borrower. Estimated Taxes, Insurance & Assessments of $XXX with Estimated Property Costs over 1 year of $XXXX.

APPR 0044 HPML Appraisal Requirements are Not Met - Appraisal in file does not disclose the Certification that the Appraisal was completed with the Uniform Standards of Professional Appraisal Practice (USPAP) and Title XI of the Financial Institutions Reform, Recovery, and Enforcement Act (FIRREA) and its implementing regulations. - EV2 Non-Material	CRED 0091 Missing Tax Transcript(s) - Missing XXXX/XXXX Wage & Income transcripts for B1. - 1/10/2024 - Exception is cleared with the attached most recent two years tax transcripts. CRED 0091 Exception Cleared;

900000742	XXXX	Funded	1	1	1	1	Verified credit history - Borrower credit score is 722 with evidence that all credit per credit report has been paid 0x30. Oldest trade listed dates back to XX/XXXX. ;	APRV 0003 Missing Loan Approval Date - Missing lender loan approval. - 12/29/2023 - Exception is cleared with the attached Underwriting Decision. APRV 0003 Exception Cleared;

INS 0001 Missing Sufficient Evidence of Insurance - Missing evidence of borrower Homeowner's Hazard Insurance premium and proof annual premium does not exceed $XXX. Proof of insurance in file does not disclose the premium amount used in qualifying.  - 01/11/24 HOI deck page confirming annual premium of $XXX received.

CRED 0006 Missing Employment doc (VVOE) - Missing VVOE dated w/in 10 days of the note date.

  - 01/23/23 VVOE received verifying borrower active employment as of XX/XX/XX.

900000788	XXXX	Funded	2	2	1	1	Verified housing payment history - Credit report confirms 39 months satisfactory mortgage rating.; Verified credit history - Middle credit score 752 > 680 Minimum Required.; Low LTV/CLTV/HCLTV - 69.79% CLTV < 85% Max Allowed.;	CRED 0086 Undisclosed or Excluded Debt - Installment debt was excluded in qualifying. Including the debt increases the DTI to 56.20% (Max 45%). Investor defers to (agency).

Deferment with 2 mo extension granted on installment debt. Borrower is a co-signor for the liability held in the name of a business for which borrower is (position). Monthly payment was excluded in qualifying with 12 months bank statements provided to evidence the business is paying the debt. Letter of explanation indicates a financial hardship due to slow business. No cash flow analysis provided. - Investor Acknowledged Exception

CRED 0087 Tax Returns/Transcripts are Insufficient - Missing most recent two years Tax Transcripts. Borrower was qualified with XXXX income, however, documentation in file indicates ownership of (business). Installment debt paid by business was excluded in qualifying (REFER CRED 0086).

											- Investor Acknowledged Exception
900000720	XXXX	Funded	2	1	2	1	Verified employment history - B1 has been with current employer since XX/XXXX supporting employment longevity. ; Verified housing payment history - 83 months of mortgage history verified on credit report paid 0x30. ;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Final CD dated XX/XX/XX Disclosed Estimated taxes and Insurance of $XX per month with Estimated Costs over 1 year of of $XX. Review calculated $XXX (HOI $XXX / $XXX per yr / Taxes $XXX / $XXX per yr). - EV2 Post-Closing Corrective Action: 01/12/24 PC CD with LOE to the borrower received. Estimated taxes and Insurance updated to $XXX. Estimated Property Costs over Year 1 $XXXX (11mths)	CRED 0091 Missing Tax Transcript(s) - Missing XXXX/XXXX Wage & Income transcripts for both borrowers. - 1/9/2024 - Exception is cleared with the attached two years wage transcripts for B1 and B2. CRED 0091 Exception Cleared;

900000710	XXXX	Funded	1	1	1	1	Verified employment history - Borrower has been with same employer for 10 years plus, confirming employment longevity. ; Verified housing payment history - 110 months of combined verified satisfactory payment record per credit report in file.; Net tangible benefit - Borrower paid off consumer debt with subject refinance eliminating two installment debts totaling $XXX in monthly payments and an additional revolving account with a $XX payment. ;	APPR 0046 Missing Third Party Appraisal Review - Missing BPO as required by Investor for AVM (Diligence to Order) - 01/02/2024 - Exception is cleared with the attached post-closing 3rd Party BPO; value < 10% variance from the original AVM value. APPR 0046 Exception Cleared;

900000726	XXXX	Funded	1	1	1	1	Verified employment history - B2 has been with same employer for 8 plus years. ; Net tangible benefit - Borrowers paid off 24 consumer accounts with subject refinance eliminating $XXXX in total monthly outlay debt payments. ; Verified credit history - 738 Indicator credit score with all credit paid 0x30 within previous 24 months. Present and prior mortgage histories all indicate 0x30 history for all months reviewed. ;	TRID 0171 Missing valid Change of Circumstance(s) - 1) Missing COC for LE issued XX/XX/XX.

2) Missing COC for LE issued XX/XX/XX. - 01/02/2024 - Exception is cleared with the attached COC's. TRID 0171 Exception Cleared;

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - No COCs provided for review.  Final compliance results pending receipt of all applicable COCs for disclosures issued XX/XX/XX, XX/XX/XX, XX/XX/XX, and XX/XX/XX.-- - 01/02/2024 - Exception auto-cleared with resubmission. Refer TRID 0171 01/02/2024. TRID 0195 Exception Cleared;

APRV 0001 Missing Underwriter Loan Approval - Missing lender loan approval. - 01/10/24 Lender loan approval received.

900000775	XXXX	Funded	2	1	2	1	Verified employment history - VOE confirms 15+ years employment with present employer.; Verified housing payment history - Credit report confirms 35 months satisfactory mortgage rating.; Low LTV/CLTV/HCLTV - 52.16% CLTV < 85% Max Allowed.; Verified credit history - Middle credit score 794 > 700 Minimum Required.; Low DTI - 29.19% DTI < 45% Max Allowed.;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for the addition of the PCR eValuation with Interior Inspection fee of $XX. COC dated XX/XX/XX does not reflect the addition of the fee. - 2/9/2024 - Exception is cured with the attached PCCD, cover letter, copy of refund check for $XXX, and courier receipt to evidence delivery to borrower was completed within 60 days from discovery. TRID 0195 Exception Overridden to EV2;

TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure. - Missing valid reason for the increase to the recording fee disclosed on xx/xx/xx. COC does not provide the reason for the increase. - 2/9/2024 - Exception is cured with the attached PCCD, cover letter, copy of refund check for $XXX, and courier receipt to evidence delivery to borrower was completed within 60 days from discovery. TRID 0124 Exception Overridden to EV2;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing documented hazard insurance liability for non-subject REO. - 01/25/24 LOE from borrower confirming no HOI for REO received.

APRV 0010 Underwriting Loan Approval is Deficient - Missing final underwriting decision. UW Decision in file reflects the incorrect appraisal value of $XXX; Actual appraisal value is $XXX. Approved LTV 13.504% / CLTV 65.574%; Actual LTV 10.78% / CLTV 52.16%. Approved DTI 35.518% double counted the tax and insurance for subject property that is being escrowed on first lien. Review calculated DTI 29.19%. - 1/24/2024 - Exception is cleared with the attached Underwriting Conditional Approval. APRV 0010 Exception Cleared;

APPR 0046 Missing Third Party Appraisal Review - Missing Property Condition Report eValuation with Inspection. PCR with Exterior Inspection was ordered and charged $XX fee charged to Borrower prior to the appraisal report being ordered. - 02/27/24 AVM and PCR received.

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing EOI for subject property with lender listed as additional insured. Only billing information with RCE provided in file. - 1/4/2024 - Exception is cleared with the attached EOI. CRED 0103 Exception Cleared;

CRED 0091 Missing Tax Transcript(s) - Missing XXXX/XXX Wage Transcripts. - 1/4/2024 - Exception is cleared with the attached most recent two years wage transcripts. CRED 0091 Exception Cleared;

900000721	XXXX	Funded	2	2	2	1	Verified housing payment history - 59 months of mortgage history verified as paid 0x30. ; Verified employment history - B2 has been with same employer for 7 years plus. ;	PROP 0002 Property Type is prohibited - Missing Investor acceptance of Property type. Subject property location is reflected to be XXXX, under 25% built up. LRP Guidelines do not allow for XXXX property location. - Investor Acknowledged Exception to accept XXXX property.

TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Final CD dated XX/XX/XX reflects Estimated Taxes, Insurance & Assessments of $X with Estimated Property Costs over 1 year of $X. Review calculated $XXX per mth. - EV2 Post-Closing corrective action- 01/12/24 LOE to the borrower and PC CD dated XX/XX/XX reflecting Estimated Taxes, Insurance & Assessments of $XXX with Estimated Property Costs over 1 year of $XXX.	CRED 0091 Missing Tax Transcript(s) - Missing XXXX/XXXX Wage & Income transcripts for B1 and B2. - 1/4/2024 - Exception is cleared with the attached most recent two years tax transcripts. CRED 0091 Exception Cleared;

900000730	XXXX	Funded	2	2	1	1	Verified housing payment history - Credit report in file reflects present and multiple previous mortgage accounts all reporting 0x30 payment records. While there are some gaps between mortgages reported, the oldest mortgage account dates back to XX/XXXX. ; Net tangible benefit - Borrower paid off a consumer account with subject cash out eliminating a $XX monthly payment and received $XX cash in hand. ; Verified credit history - Borrower has 708 indicator credit score with all consumer debt paid 0x30 for previous 24 month history. ;	PROP 0002 Property Type is prohibited - Missing Investor acceptance of Property type. Subject property location is reflected to be XX on XX acres. LRP Guidelines do not allow for XX property location. - Investor Acknowledged Exception.

APP 0016 Missing Borrower Job Title - Missing final job title on final 1003 application. Per VOE in file, title is XXXX. - EV2 Non-Material	APPR 0044 HPML Appraisal Requirements are Not Met - Appraisal in file does not disclose the Certification that the Appraisal was completed with the Uniform Standards of Professional Appraisal Practice (USPAP) and Title XI of the Financial Institutions Reform, Recovery, and Enforcement Act (FIRREA) and its implementing regulations - 1/10/2024 - Exception is cleared with the attached updated appraisal with the attached USPAP Compliance Addendum Additional Certification confirming appraisal was prepared in accordance with Title XI. APPR 0044 Cleared;

900000724	XXXX	Approved	2	1	2	1	Verified housing payment history - 88 months of verified housing history on credit report paid 0x30. ; Net tangible benefit - Borrower paid off consumer debt with subject loan eliminating $XXXX in monthly payments. ;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Final CD reflects Estimated Taxes, Insurance & Assessments of $2.00 with Estimated Property Costs over 1 year of $22. Review calculated $XXX per mth with an estimate of 11 mths totaling $XXXX. - 1/10/2024 - Exception is cleared with the attached PCCD; correct taxes and insurance in 11 mos disclosed. TRID 0204 Exception Overridden to EV2;

APPR 0044 HPML Appraisal Requirements are Not Met - Appraisal in file does not disclose the Certification that the Appraisal was completed with the Title XI of the Financial Institutions Reform, Recovery, and Enforcement Act (FIRREA) and its implementing regulations. - EV2 Non-Material	TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure. - Missing a valid COC for the decrease in lender credits. - 1/10/2024 - Data entry error identified; lender credit duplicated on initial CD by reviewer. Exception cleared upon resubmission. TRID 0121 Exception Cleared;

TRID 0119 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.

900000764	XXXX	Funded	2	2	2	1	Verified employment history - B1 has been verified to be on present job for 19 years. ; Net tangible benefit - Borrowers paid off consumer debt with subject loan totaling $XXX which eliminated a total of $XXX in monthly payment outlay. ; Verified housing payment history - Over 100 combined months of prior mortgage payment history verified paid 0x30 per credit report. ;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Final CD reflects Estimated Taxes, Insurance & Assessments of $X with Estimated Property Costs over 1 year of $XX. Review calculated $XXX per mth with an estimate of 11 mths totaling $XXXX. - 1/10/2024 - Exception is overridden to EV2 with the attached PCCD; actual tax and insurance in 11 mos disclosed. TRID 0204 Exception Overridden to EV2;

PROP 0002 Property Type is prohibited - Property population density per AVM in file is reflected as XX. Missing Investor acceptance of Property type. Subject property population density on AVM is reflected to be XX. (investor) Guidelines do not allow for XX property location. - 1/16/2024 - Recd response from investor, "We are ok with granting the exceptions listed below. Exception for XX property." PROP 0002 Investor Acknowledged Exception;	TRID 0016 Prior Loan Estimate Sent Method Not In Person and No Received Date - Missing evidence of electronic delivery of the Loan Estimate date issued on (##/#/####). Borrower did not execute nor is there proof of confirmed electronic delivery/receipt to eliminate the Mail Box rule. - 01/08/24 Document tracking details for LE issued (##/#/####) received.

FLOOD 0007 Missing Flood Insurance Cert. - Missing evidence of Flood Certification from file.  Unable to determine flood zone.   - 01/08/24 Subject flood cert received.  Subject confirmed Zone X.

CRED 0091 Missing Tax Transcript(s) - Missing:

1) (two years) Wage & Income transcripts for B1

2) (tow years) Wage & Income transcripts for B2  - 1/17/2024 - Part 2 of the exception is cleared with the attached most recent two years tax transcripts. CRED 0091 Exception Remains;

TRID 0023 Last Loan Estimate Sent Method Not In Person and No Received Date - Missing evidence of electronic delivery of the Loan Estimate date issued on (##/#/####). Borrower did not execute nor is there proof of confirmed electronic delivery/receipt to eliminate the Mail Box rule. - 2/12/2024 - Exception is cleared with the attached copy of the latest issued LE wet signed by the borrowers on the issuance date. TRID 0023 Exception Cleared;

900000790	XXXX	Funded	2	2	2	1	Net tangible benefit - Borrower paid off consumer debt with subject loan eliminating a monthly payment of $XXX per month. ; Verified employment history - B1 has been with current employer for 11 years plus. ; Verified credit history - 740 indicator credit score for primary wage earner B1 with proof that all credit reflected on credit report in file is paid 0x30 including all mortgage histories listed. ;	GIDE 0001 Guideline Exception(s) - Review is pending Investor approval of separate Standard AVM and Separate Exterior inspection. File contains a VM effective XX/XX/XX and separate Exterior PCI- Property Condition Inspection dated XX/XX/XX. Per guideline AVM with exterior property inspection indicating average condition or better (max 13 forecast standard deviation) Must be an approved AVM provider.

TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - APR on the PC CD dated XX/XX/XX 10.338%, APR on the CD executed at closing XX/XX/XX 10.341%.  APR Decreased. - EV2 Non-Material - Benefit to borrower as APR decreased.

TRID 0148 LE or CD is Deficient - Loan Disclosures, Escrow Account information section on the Final CD dated XX/XX/XX does not indicate if the borrower declined an escrow account or if the lender does not offer one. - EV2 Non-Material	APPR 0046 Missing Third Party Appraisal Review - Post close BPO required by investor to support AVM value of $XXXX (Diligence to Order).

HAZ 0005 Missing evidence of Hazard Insurance - Missing evidence of Hazard Insurance Declarations page on subject property. None located in file. File contains a Replacement Cost Estimate but does not confirm Policy annual Premium nor the Policy term.  Unable to confirm amount of monthly HOI used in qualifying of $XXXX annually or $XXXX per month.  - 01/23/24 HOI Deck page reflecting subject lender as mortgagee w/loan number.

APRV 0001 Missing Underwriter Loan Approval - Missing Lender Underwriting Approval. - 1/9/2024 - Exception is cleared with the attached Underwriting Decision. APRV 0001 Exception Cleared;

DEED 0049 Mortgage/Deed of Trust is Incomplete - Missing certification that Notary date is XX/XX/XX. Per the Notary certification on the Mortgage, the handwritten date reflects XX/XX/XX.    - 1/26/2024 - Exception is cleared with the attached notary certification with letter of intent to rerecord. DEED 0049 Exception Cleared;

ROR 0009  Loan Disbursement Date is on or before the required Right of Rescission Expiration Date  - ROR disclosed hand changed amended expiration date of XX/XX/XX is the same as the final CD disbursement date. - 03/07/24 Final HUD confirming disbursement date of XX/XX/XX with interest from XX/XX/XX (PPI XX) received.

HUD 0001 Missing Final HUD-1 - Missing copy of the final settlement statement to verify the funding date.  Final CD dated XX/XX/XX reflects a disbursement date of XX/XX/XX which is the same date that the ROR expired. - 02/05/24 Final Settlement statement received reflecting a disbursement date of XX/XX/XX.

900000737	XXXX	Funded	2	2	2	2	Verified credit history - Middle credit score 769 with no history of delinquency reported. Minimum credit score required 700.; Verified reserves - Two months reserves are required, cash out proceeds will provide borrower with 57 months combined mortgage payments reserves;	APPR 0039 Appraisal Value is not supported by comparables - AVM in file dated XX/XX/XX returned with a Confidence score of 89, FSD 0.11 which is outside the acceptable tolerance of 90%, FSD 0.10. - Investor acknowledged Exception to accept AVM as submitted. BPO returned supporting value.

TRID 0148 LE or CD is Deficient - Loan Disclosures, Escrow Account information section on the Final CD dated XX/XX/XX does not indicate if the borrower declined an escrow account or if the lender does not offer one. - EV2 Non-Material

GIDE 0001 Guideline Exception(s) - AVM in file dated XX/XX/XX provided with separate Exterior PCI dated XX/XX/XX. This does not meet the guideline requirement of AVM with exterior property inspection indicating average condition or better (max 13 forecast standard deviation) -Must be an approved AVM provider. - 01/16/24 Investor acknowledged. BPO dated XX/XX/XX returned with Value of $XXXX	APRV 0001 Missing Underwriter Loan Approval - Missing lender approval. - 1/9/2024 - Exception is cleared with the attached Underwriting Decision. APRV 0001 Exception Cleared;

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for the increase to the Loan Discount, the CD dated XX/XX/XX reflects $XX which increased to $XXX without a changed circumstance. - 1/9/2024 - Exception is cleared with the attached COC due for pricing adjustment due to appraisal value decrease. TRID 0195 Exception Cleared;

COMP 0043 Compliance Submission Pending Update

900000725	XXXX	Approved	1	1	1	1	Low LTV/CLTV/HCLTV - LTV 4.98%, CLTV 38.71%, maximum LTV is 85%.; Verified credit history - Middle credit score 750 with no history of delinquency reported. Minimum credit score required 700.; Low DTI - DTI 36.85%, maximum DTI 45%; Verified employment history - The borrower has been with their current employer for more than 20 years.;	APRV 0001 Missing Underwriter Loan Approval - Missing lender approval. - 1/8/2024 - Exception is cleared with the attached Underwriter Decision. APRV 0001 Exception Cleared;

APPR 0046 Missing Third Party Appraisal Review - Missing 3rd Party BPO. BPO to be ordered by the diligence co. - 01/08/24 BPO received with As Is value of $XXXX.  Variance of -8.96% is w/in the acceptable 10% tolerance.

900000776	XXXX	Funded	1	1	1	1	Income verified was not used in qualifying - Borrower qualified on base earnings only. YTD paystubs confirm a greater earnings record than used in qualifying. ; Net tangible benefit - Borrower paid off XXXX in consumer debt eliminating $XXXX in monthly outlay payments. ;	HCOST 0001 High Cost Failure - The loan fees ($2,821.13) exceed the (FED2014) (Note Amount >=$24,866.00) fee limit, which is 5% of the Total Loan Amount ($2,794.41), the difference is ($26.72). (12 CFR 1026.32). - 02/23/24 Copy of cancelled check from NAF in the amount of $XXX to XXX dated XX/XX/XX received. Verified fee is a pass through cost. Finding cleared upon resubmission.

900000733	XXXX	Funded	2	1	2	1	Verified housing payment history - Credit report confirms 26 months satisfactory mortgage rating.; Verified credit history - Middle credit score 726 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 79.05% CLTV < 85% Max Allowed.;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for increase to Loan Discount from $XXX disclosed on XX/XX to $XXX at closing. - EV2 Post-Closing corrective action--01/12/24 Duplicate copy of the PC CD dated XX/XX/XX received w/letter of explanation, copy of refund check, and evidence of trackable delivery to borrower

APPR 0044 HPML Appraisal Requirements are Not Met - Missing appraiser certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations. - EV2 Non-Material

TRID 0148 LE or CD is Deficient - Loan Disclosures, Escrow Account information section on the Final CD dated XX/XX/XX does not indicate if the borrower declined an escrow account or if the lender does not offer one. - EV2 Non-Material --Note PC CD dated XX/XX/XX was updated to reflect that the lender does not offer an escrow account.	TRID 0162 LE is not within 3 business days of Change of Circumstance. - CD dated XX/XX/XX was not issued within 3 business days of the rate lock date of XX/XX/XX. 3 business days excluding Saturday and the Thanksgiving Holiday is XX/XX/XX. - 1/9/2024 - "Please see LOX regarding Rate Lock on XX/XX/XX LE, with delay due to observance of Thanksgiving and Lender office closed." Exception is cleared. COC removed from compliance testing. tolerance violation cured with PCCD. TRID 0162 Exception Cleared;

APRV 0001 Missing Underwriter Loan Approval - Missing underwriting decision with the documented loan approval date. - 1/9/2024 - Exception is cleared with the attached copy of the Underwriting Decision. APRV 0001 Exception Remains;

QMATR 0016 Missing Documentation or Proof of ATR Underwriting Factors - Missing documented hazard insurance payment for non-subject REO, XXXX. - 01/22/23 LOE from borrower received confirming no HOI for REO.

ROR 0009  Loan Disbursement Date is on or before the required Right of Rescission Expiration Date  - Borrower was not provided complete 3 days to rescind the transaction. Loan disbursement date XX/XX/XX is prior to the ROR expiration XX/XX/XX. - 01/12/24 Duplicate copy of the PC CD dated XX/XX/XX received w/letter of explanation, copy of refund check, and evidence of trackable delivery to borrower

CRED 0104 Missing Letter of Explanation - Missing employer letter of explanation for YTD income thru XX/XX/XX per paystub of $XXXX does not correspond with the YTD income on the WVOE of $XXXX. - 01/24/24 LOE reced from employer: Looking at his break down, I forgot to mention that he is a XX employee, I actually just listed his gross pay for regular, overtime and double time. Our system shows the union benefits separate.

VSD $XXXX

SAFETY(BDAY PAY) $XXX

VAC $XXX

SUP $XX

When adding all his gross income and fringe benefits it gives us a total of $XXXX.

TITL 0009 Missing Required Property Title Search - Missing supplemental title report or final title policy with coverage sufficient to cover the Note amount of $XXXX. Supplemental report coverage $XXXX < Note Amount. - 1/9/2024 - Exception is cleared with the attached email correspondence from the title agent confirming coverage of $XXX. TITL 0009 Exception Cleared;

900000729	XXXX	Funded	2	2	2	1	Verified credit history - Indicator credit score is 728 with all credit paid 0x30 for prior 48 months per credit report.; Verified housing payment history - 66 combined months of mortgage history paid 0x30 per credit report. ;	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - CD issued on XX/XX/XX disclosed APR of 11.291%.

CD issued XX/XX/XX disclosed APR of 11.143%.

CD issued XX/XX/XX and executed XX/XX/XX disclosed APR of 11.115%. - EV2 Non-Material APR Decreased, thus a benefit to the borrower.

											APP 0014 Missing Borrower Employer Phone Number - B2 Employer Phone Number not included on Final Application. - EV2 Non-Material		APRV 0001 Missing Underwriter Loan Approval - Missing Lender approval. - 01/11/24 Lender loan approval received.
900000755	XXXX	Funded	2	1	2	1	Verified housing payment history - Credit report confirms 99+ months satisfactory mortgage rating.; Low LTV/CLTV/HCLTV - 69.82% < 85% Max Allowed.; Verified credit history - Middle credit score 793 with no history of delinquency reported. Minimum credit score required 680.;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Disclosed taxes, insurance, and HOA Dues of $XX with property costs in year 1 is inaccurate. Actual association fee is $XX/mo. Taxes and insurance $XXX are escrowed on first mortgage. - EV2 Post-Closing corrective action--01/12/24 PC CD dated XX/XX/XX received with LOE to the borrower. Disclosed taxes, insurance, and HOA Dues $XXX, Estimated Property Costs over Year 1 $XXX (11 mths).	CRED 0092 Missing income calculation worksheet and/or detail - Missing employer explanation for the following:

1) Semi-Monthly Pay Rate per Paystubs $XXXX does not match to the WK# pay rate of $XXXX. Annual salary of $XXXX calculated semi-mo pay rate is $XXXX.

2) Missing employer letter of explanation for the variance between wages reported on the W2s/Wage transcripts and the WVOE/WK#. - 02/07/24 Part 2 Cleared, the difference reporting on the W-2 of $XXX versus the $XXX is $XXX which was deductions that were not included in the Line 1, Short term Disability,  Group term life for employee and group term life child.;

01/22/23 Part 1 of the exception is cleared upon further review of the pay stub and TWN WVOE.

900000727	XXXX	Funded	1	1	1	1				Verified credit history - 742 indicator credit score. Borrower mortgage history for prior 24 months paid 0x30 for both subject residence and additional home owned. ; Verified reserves - 28 months of reserves verified when guidelines do not require any. ; Low DTI - Low 9.20% DTI when guidelines allow up to 45% based on income calculated from bank statement program.;			APRV 0001 Missing Underwriter Loan Approval - Missing Lender approval. - 01/10/24 Lender loan approval received.
900000747	XXXX	Funded	2	1	2	1	Verified employment history - Both borrowers have employment longevity. B1 has been on their job for 15 years per the VOE in file. B2 has been on their job for 19 years per VOE in file. ; Verified housing payment history - 33 months of verified mortgage history paid 0x30 per credit report. ;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Final CD reflects Estimated Taxes, Insurance & Assessments of $X with Estimated Property Costs over 1 year of $X. Review calculated $XXX per mth with an estimate of 11 mths totaling $XXX. - EV2 Post Closing Corrective Action -- PC CD dated (##/##/##) w/LOE to the borrower received.

											TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for increase in Courier - Title fee is paid to affiliate chosen from Service Provider List. -- - 2/5/2024 - Exception is cured with the attached PCCD, Letter of Explanation, Refund Check, and tracking slip to evidence delivery to borrower was completed within 60 days from closing. Reopened rescission is not required as the fee tolerance violation is considered non-material. TRID 0195 Exception Overridden to EV2;
900000738	XXXX	Funded	2	1	2	1	Verified housing payment history - Credit report confirms 49 months satisfactory mortgage rating.; Verified credit history - Middle credit score 719 with no history of delinquency reported. Minimum credit score required 680.; Low LTV/CLTV/HCLTV - 59.75% CLTV < 85% Max Allowed.;	APPR 0044 HPML Appraisal Requirements are Not Met - Missing appraiser certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations. - EV2 Non-Material

TRID 0147 LE or CD Loan Terms Section is Deficient - CD is deficient. No selection was made as to whether the borrower declined the escrow account or if it was not offered by the lender. - EV2 Non-Material	APRV 0003 Missing Loan Approval Date - Missing underwriter decision with documented loan approval date. - 1/12/2024 - Exception is cleared with the attached underwriting Decision. APRV 0001 Exception Cleared;

CRED 0082 Income Documentation is Insufficient - Missing employer explanation for missing two years income on WVOE. - 1/16/2024 - Exception is cleared with the attached documentation that evidences borrowers employment was acquired by present employer. W2 covering prior to acquisition provided in file. Time with present employer 1.99 years after borrower returned from a leave of absence. CRED 0082 Exception Cleared;

900000728	XXXX	Funded	2	1	2	1				Verified credit history - Middle credit score 811 with no history of delinquency reported. Minimum credit score required 680.; Low LTV/CLTV/HCLTV - 60.18% CLTV < 85% Max Allowed.; Low DTI - 29.35% DTI < 45% Max Allowed.;	TRID 0148 LE or CD is Deficient - CD loan disclosure section is deficient; there is no selection made as to whether the borrower declined an escrow account or if an escrow account was not offered by the lender. - EV2 Non-Material		APRV 0003 Missing Loan Approval Date - Missing underwriting decision with the documented loan approval date. - 01/12/24 Lender loan approval received.
900000739	XXXX	Funded	2	1	2	1	Verified employment history - Borrower has been employed with same employer for over 7 years.; Verified credit history - Borrower indicator credit score is 734 with all credit reporting on credit report paid 0x30. ; Net tangible benefit - Borrower paid off debt with subject loan transaction eliminating $XXXX in monthly payment outlay reducing debt owed by $XXXX. ;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Final CD dated XX/XX/XX disclosed Estimated Taxes, Insurance, and Assessments of $2 and disclosed Non Escrowed Estimated Property Costs over 1 year of $22. Review calculated amount $XXX (Taxes $XX mth/$XXX yr, HOI $XX mth/$XX yr). - EV2 Post-Closing Corrective Action- 01/23/24 LOE to borrower and corrective PC CD received. PC CD disclosed Estimated Property Costs over Year 1 of $XXXX which is based on 11 mths.

											APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations. - EV2 Non-Material		COMP 0043 Compliance Submission Pending Update CRED 0091 Missing Tax Transcript(s) - Missing XXXX Wage and Income transcripts for B1. - 01/22/23 1040 transcripts received.
900000745	XXXX	Funded	2	1	2	1				Verified employment history - Borrower has been on the job with same employer for 8 years. ; Net tangible benefit - Borrower paid off two Consumer accounts eliminating $XXXX in total debt eliminating payments of over $XXX per month. ;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - PC CD reflects a lender credit of $XX was added. Credit is not reflected on the final HUD or final CD. Missing evidence of refund check to the borrower, LOE explaining the reason for re-disclosure, and proof delivery to borrower. -- - 2/2/2024 - Attached copy of the final settlement evidences that that the borrower was credited the $XX at closing, as disclosed on the PCCD. TRID 0195 Exception Overridden to EV2;
900000746	XXXX	Funded	2	1	2	1	Verified housing payment history - Credit report confirms 74 combined months satisfactory mortgage rating.; Low LTV/CLTV/HCLTV - 61.36% CLTV < 85% Max Allowed.; Verified credit history - Middle credit scores 737/756 with no history of delinquency reported. Minimum credit score required 680.; Net tangible benefit - Borrower paid off consumer debt with subject transaction eliminating $XXX in monthly payments and $XXXX in total debt.;	APPR 0044 HPML Appraisal Requirements are Not Met - Missing appraiser certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations. - EV2 Non-Material

TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Disclosed taxes and insurance of $X with property costs in 11 months of $XX is inaccurate. Actual taxes and insurance is $XXX with property costs in 11 months of $XXX. - EV2 Post Closing Corrective Action -- PC CD dated XX/XX/XX w/LOE to the borrower received.	CRED 0082 Income Documentation is Insufficient - Missing employer confirmation of employment dates.

NOTE: The (WVOE) doesn’t confirm when employment ended prior to the most recent start date, thus unable to confirm the employment gap dates. - 2/5/2024 - Attached email correspondence confirms employment dates, thus 5.5 month gap identified with 24+ years employment pre gap and 7+ months post gap documented. CRED 0082 Exception Cleared;

APPR 0046 Missing Third Party Appraisal Review - Missing third party Appraisal review per Investor as SSR's in file did not return scores - 01/13/24 AVM received with value of $XXXX, Confidence 93%, FSD 0.07.

COMP 0047 File Documentation is Incomplete (Compliance) - Missing copy of B2 valid state issued identification card. Drivers license provided in file expired prior to the application date. The Patriot Act for has a handwritten correction changing the expiration date, however, a copy of the ID was not provided.  - 01/25/24 Copy of valid state issued driver's license received.

TRID 0023 Last Loan Estimate Sent Method Not In Person and No Received Date - Missing evidence of delivery to borrower of the latest issued LE. Timing requirement not met with the US Mailbox Rule applied. - 01/17/24 Copy of LE dated and eSigned (##/##/##) received.

APRV 0010 Underwriting Loan Approval is Deficient - Approval in file indicates loan to close by XX/XX/XX or be re-underwritten. Loan closed after the expire date and no updated approval provided. - 01/17/24 Updated approval received.

CRED 0091 Missing Tax Transcript(s) - Missing most recent two years Wage and Income transcripts for B1 and B2  - 1/26/2024 - Exception is cleared with the attached most recent two years tax transcripts. CRED 0091 Exception Cleared;

900000778	XXXX	Funded	2	2	2	2	Verified housing payment history - Credit report confirms 54 months combined satisfactory mortgage rating.; Verified credit history - Middle credit score 779 with no history of delinquency reported. Minimum credit score required 680.0; Net tangible benefit - Borrower paid off consumer debt with subject refinance eliminating $XXXXX in total monthly debt and $XXX in monthly payments. ;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Disclosed property tax and insurance payment of $X with property costs in year 1 of $XX is inaccurate. Actual taxes and insurance is $XX/mo. Review calculated property costs over 11 months is $XX - EV2 Post Closing Corrective Action -- PC CD dated xx/xx/xx w/LOE to the borrower received.

CRED 0017 Insufficient Verified Reserves (Number of Months) - NEW EXCEPTION 2/26 (REFER APPR 0046): Cash Out Proceeds < 2 Months Minimum Reserves Required for CLTV > 75%. - Investor acknowledged exception for reserves.

APPR 0046 Missing Third Party Appraisal Review - Missing secondary valuation (BPO).  (Diligence to order) - 2/26/2024 - Recd response from investor, "We are ok to proceed with the updated CLTV calculation using the lower BPO value". APPR 0046 Investor Acknowledged Exception;

											GIDE 0001 Guideline Exception(s) - AVM provided does not meet the guideline requirements of having a minimum confidence score of 90%, FSD 0.10. AVM dated XX/XX/XX returned w/a confidence score of 89% and FSD of 0.11. Additional valuation product required. - Investor Acknowledged Exception.
900000735	XXXX	Funded	2	1	2	2	Verified employment history - Borrower has been employed with same employer for 25 years.; Verified housing payment history - 78 combined months of mortgage payments paid 0x30 per credit report. ; Net tangible benefit - Borrower paid off $XXXX in consumer debt eliminating $XXXX in total monthly payments. ;	TRID 0148 LE or CD is Deficient - Loan Disclosures, Escrow Account information section on the Final CD does not indicate if the borrower declined an escrow account or if the lender does not offer one. - EV2 Non-Material

											APPR 0039 Appraisal Value is not supported by comparables - Appraisal value is not supported by the comparables provided. Although the subject value is not supported by the comps provided, SSR reports in file both reflect scores within acceptable tolerance. - EV2 FNMA SSR Score 1.7, FHLMC SSR Score 1.		APRV 0001 Missing Underwriter Loan Approval - Missing lender loan approval. - 1/16/2024 - Exception is cleared with the attached underwriting Decision. APRV 0001 Exception Cleared;
900000731	XXXX	Funded	1	1	1	1				Net tangible benefit - Borrower paid off consumer debt with subject transaction totaling $XXXX that eliminates $XXX in monthly payments. Also borrower paid off taxes totaling $XX.; Verified housing payment history - 123 months of combined mortgage history paid 0x30 per credit report. ;
900000734	XXXX	Funded	1	1	1	1				Net tangible benefit - Borrower paid off $XXXX in total consumer debt eliminating $XXX in monthly payments. ; Verified housing payment history - 96 combined months of mortgage history paid 0x30 per credit report. ;
900000732	XXXX	Funded	1	1	1	1				Net tangible benefit - Borrower paid off $XXXX in consumer debt eliminating $XXX in total monthly payments. ; Verified housing payment history - 64 combined months of mortgage history paid 0x30 per credit report. ;
900000736	XXXX	Funded	1	1	1	1				Verified employment history - Borrower has been employed with the same employer for 17 years.; Net tangible benefit - Borrower paid off $XXX in consumer debt with subject refinance eliminating $XXX in monthly payments. ; Verified housing payment history - 83 combined months of mortgage history paid 0x30 per credit report. ;
900000740	XXXX	Funded	2	1	2	1	Verified housing payment history - 25 months of current mortgage history on subject loan paid 0x30 per credit report. ; Verified reserves - Verified 5 months for subject loan and 2 months for PITIA reserves when guidelines require none. ; Low LTV/CLTV/HCLTV - 9.20% LTV when guidelines allow up to 85%. ;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Lender disclosed Estimated Taxes, Insurance and Assessments of $XX (Tax and Ins $XX, HOA $ XX) with Estimated Property Costs over Year 1 of $XX (11 mths). Escrows for taxes and insurances verified to be escrowed in 1st lien. Review calculated Estimated Property Costs over Year 1 of $XXX (HOA only) or $XXXX with taxes, insurance, and HOA. - 1/26/2024 - Exception is cured with the attached PCCD with the corresponding letter of explanation. TRID 0204 Exception Overridden to EV2;	HAZ 0005 Missing evidence of Hazard Insurance - Missing HOI Deck page renewal. HOI policy in file expired prior to the first payment on XX/XX/XX and does not reflect the 2nd mortgagee. Review used $XXX per month or $XXXX premium to qualify per Lender 1008. - 01/25/24 Evidence of current HOI policy received. Policy expiration date XX/XX/XX.

APP 0004 Initial 1003 Application is Incomplete - Missing Borrower and LO executed initial 1003. Copy in file  reflects no signatures.   - 01/25/23 Copy of borrower and LO executed initial 1003 received.

CRED 0091 Missing Tax Transcript(s) - Missing evidence of XXXX tax transcript per g/line requirement.  - 1/29/2024 - Exception is cleared with the attached tax transcript. CRED 0091 Exception Cleared;

900000741	XXXX	Funded	2	1	2	1	Verified employment history - Borrower has been employed with same employer for 22 years. ; Net tangible benefit - Borrower paid off consumer debt with subject transaction totaling $XXXX eliminating $XXX in total monthly payments.; Income verified was not used in qualifying - Borrower has history of earning greater income than amount used in qualifying based on past years and YTD earnings averages. ; Verified housing payment history - 95 combined months of mortgage history paid 0x30 per credit report. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraisal in file does not disclose the Certification that the Appraisal was completed with the Uniform Standards of Professional Appraisal Practice (USPAP) and Title XI of the Financial Institutions Reform, Recovery, and Enforcement Act (FIRREA) and its implementing regulations. - EV2 Non-Material	TRID 0023 Last Loan Estimate Sent Method Not In Person and No Received Date - Missing documentation to verify borrower receipt of the LE issued XX/XX/XX. - 01/25/24 Disclosure tracking details received confirming borrower receipt XX/XX/XX.

900000756	XXXX	Funded	2	1	2	1	Net tangible benefit - Borrower paid off $XXXX in consumer debt with subject transaction eliminating $XXXX in total monthly payments. ; Verified housing payment history - 53 combined months of mortgage history paid 0x30 per credit report. ; Verified credit history - 725 indicator credit score with all credit history paid 0x30 per credit report. Oldest reporting tradeline from XX/XXXX, which is 16 years of satisfactory credit history. ;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Lender disclosed Estimated Taxes, Insurance, and Assessments of $XX (Taxes and Insurance $X and HOA $XXX) with Estimated Property Costs over Year 1 of $XXXX. Review calculated Estimated Taxes, Insurance, and Assessments of $XXX for HOA only as taxes and insurance are included in the first lien escrows with the Estimated costs for 11 mths of $XXX. Lender disclosed on final CD that no escrow account required as Lender does not offer one. - 1/26/2024 - Exception is cured with the attached PCCD and corresponding cover letter. TRID 0204 Exception Overridden to EV2;

APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations. - EV2 Non-Material	CRED 0091 Missing Tax Transcript(s) - Missing XXXX/XXXX Wage and Earnings Tax Transcripts as required per guidelines. Email copy in file confirm an order date of XX/XX/XX. - 1/26/2024 - Recd most recent two years wage transcripts confirming wage income. CRED 0091 Exception Cleared;

CRED 0082 Income Documentation is Insufficient - Missing XXXX 1099 for XXXX or XXXX Wage and Earnings transcript to confirm earnings for XXXX. Per benefit letter in file, effective date was XX/XX/XX.

 - 1/26/2024 - Recd most recent two years wage transcripts confirming wage income. CRED 0082 Exception Cleared;

900000743	XXXX	Funded	2	1	2	1	Net tangible benefit - Borrower paid off consumer debt with subject transaction totaling $XXXX eliminating $XXX in total monthly debt. ; Verified employment history - Borrower has been employed with current employer for 6 years plus. ; Verified housing payment history - 65 combined months of mortgage history paid 0x30 per credit report. ;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Disclosed Projected Estimated Costs on Final CD issued are $XXX. This is 11 months of estimated HOA costs plus $X per month other. Review calculated Estimated Taxes, Insurance, and Assessments of $XX for HOA only as taxes and insurance are included in the first lien escrows with the Estimated costs for 11 mths of $XXX. Lender disclosed no escrow account needed as Lender does not offer one. - 1/26/2024 - Exception is cured with the PCCD and corresponding letter of explanation. TRID 0204 Exception Overridden to EV2;	CRED 0091 Missing Tax Transcript(s) - Missing Wage and Income Transcripts for most recent two years on both borrowers as required per guidelines. - 01/25/24 Wage and income transcripts received for B1 and B2.

900000768	XXXX	Funded	2	1	2	1				Verified employment history; Verified housing payment history;	TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))		APRV 0001 Missing Underwriter Loan Approval
900000757	XXXX	Funded	2	1	2	2	Net tangible benefit - Borrower paid off $XXXX in total consumer debt eliminating $XXX in total monthly payments. ; Verified employment history - Borrower has been with current employer for 37 years. ; Verified credit history - Borrower middle credit score 814 > 680 Minimum Required.; Low LTV/CLTV/HCLTV - 70.25% CLTV < 85% Max Allowed.;	APPR 0046 Missing Third Party Appraisal Review - Missing BPO as required by Investor (Diligence Ordered XX/XX/XXXX). - Investor Acknowledged - BPO Value returned returned outside the acceptable 10% allowable tolerance at $XXXX / -15.86%. Investor accepts and will base LTV/CLTV on value of $XXXX. Final review LTV/CLTV 23.08% /83.49%.

											TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Disclosed taxes and insurance of $X with property costs over 11 months of $XX is inaccurate. Actual taxes and insurance is $XXXX with property costs over 11 months of $XXX. - EV2 Post-Closing Corrective Action-- 02/08/24 PC CD received. 02/09/24 LOE to borrower received.
900000780	XXXX	Funded	2	1	2	1	Net tangible benefit - Borrower paid off $XXX in consumer debt and an obligation of $XXXX with subject transaction eliminating $XXX in total monthly payments. ; Verified employment history - Borrower1 has been with same employer for 14 years. ;	TRID 0148 LE or CD is Deficient - Final CD dated XX/XX/XX Loan Disclosures does not indicate if the borrower declined an escrow account or if one was not offered. - EV2 Non-Material

ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - B2 executed the final CD and Mortgage DOT XX/XX/XX. Loan Disbursed XX/XX/XX which is the date that the ROR should reflect as the expiration date based on the signing date of XX/XX/XX (XX/XX/XX Federal Holiday). Final review is pending receipt of executed ROR's. Note if loan funded prior to recession period expiring, recession will have to be reopened and new RORs executed. - 2/7/2024 - Exception is cured with the attached PCCD and corresponding letter of explanation. ROR 0009 Exception Overridden to EV2;	CRED 0082 Income Documentation is Insufficient - Missing XXXX YTD P&L for self-employment for B2. XXXX income decline was greater than 40%.

APRV 0001 Missing Underwriter Loan Approval - Missing lender loan approval. - 1/26/2024 - Exception is cleared with the attached underwriting decision. APRV 0001 Exception Cleared;

ROR 0001 Missing Right of Rescission - Missing executed RORs.  Final compliance review pending. - 2/1/2024 - Exception is cleared with the attached ROR. ROR 0001 Exception Cleared;

900000750	XXXX	Funded	2	2	1	1	Verified housing payment history - Borrower has five mortgage accounts reporting on credit all paid 0x30 for all months reviewed. Four of the five accounts are reporting for 40 months of history. ; Verified employment history - Borrower has been employed with current employer for 13 years. ;	GIDE 0001 Guideline Exception(s) - Asset depletion use for other income is unacceptable for FNMA on cash out refinance (Income Assessment/other sources of income: Employment-Related Assets as Qualifying). Investor acknowledged exception in file. - Investor Acknowledged Exception

CRED 0020 Loan Amount Exception - Subject loan amount is $XXXX. Guidelines max allowed is $XXXX. No evidence of granted exception for loan amount. Investor provided email on XX/XX/XX they allow this Seller to go up to $XXXX. - Investor Acknowledged exception for lender up to $XXXX.	CRED 0082 Income Documentation is Insufficient - Missing XXXX/XXXX K1s to verify ownership percentage of business. If ownership is 25% or greater business return(s) will be required. *Note No income was used from this business per the final 1003. - 1/30/2024 - Exception is cleared with the attached two years schedule K-1s confirming < 25% ownership. CRED 0082 Exception Cleared;

CRED 0006 Missing Employment doc (VVOE) - Missing 3rd party verification of self-employment. - 1/30/2024 - Exception is cleared with the attached post-consummation dated SOS; no income was considered in qualifying. CRED 0006 Exception Cleared;

APRV 0003 Missing Loan Approval Date - Missing lenders underwriting decision with the loan approval date. - 02/05/24 Lender loan approval received.

900000748	XXXX	Funded	2	2	1	2	Verified employment history - Borrower has been employed for 7 years with same employer. ; Verified housing payment history - 87 combined mortgage history paid 0x30 per credit report. ;	APPR 0046 Missing Third Party Appraisal Review - BPO required per investor requirements for AVM. (Diligence ordered XX/XX/XX) - 1/30/2024 - Recd response from investor, Use the lower value for LTV/CLTV. Updated CLTV 60.19% < 85% Max Allowed. APPR 0046 Investor Acknowledged Exception;

GIDE 0001 Guideline Exception(s) - 1) AVM confidence score of 86 / FSD 0.14 does not meet the guideline requirements.  Per guideline AVM with exterior property inspection indicating average condition or better (max 13 forecast standard deviation.

2) Missing investor acknowledgement for separate AVM and Property inspection. AVM provided by XXX, property inspection by XXX. - Investor Acknowledged Exception	APRV 0001 Missing Underwriter Loan Approval - Missing Lender loan approval. Missing Lender 1008. Copy in file is only partial of page.

UPDATE 1/31: CLTV is to be recalculated using the lesser BPO value of $XXXX. - 02/05/24 Lender loan approval and 1008 received.

DEED 0021 Missing Legal Description on Mortgage/DOT - Missing referenced "Exhibit A" Legal Description not attached to or contained within Mortgage.

 - 02/05/24 Complete copy of executed Mortgage/DOT w/Exhibit A received.

900000766	XXXX	Funded	2	2	2	1	Net tangible benefit - Borrower paid off $xxxx in total consumer debt with subject transaction eliminating $xxx in monthly payments. ; Verified housing payment history - 49 months of combined mortgage payment history paid 0x30 per credit report. ; Verified employment history - Borrower has been employed with present employer for 12 years.;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Final CD dated xx/xx/xx disclosed Estimated Taxes, Insurance, and Assessments of $x for taxes and Insurance with Estimated Property Costs over Year 1 of $xx. Review confirmed that taxes and insurance are escrowed on the first lien. Estimated property costs $x. - EV2 Post-Closing Corrective Action --02/25/24 PC CD received w/LOE to the borrower. Estimated Taxes, Insurance, and Assessments updated to actual amount $xxx for taxes and Insurance with Estimated Property Costs over Year 1 of $xxx (11 mths).

PROP 0002 Property Type is prohibited - Subject property location is reflected to be xx, on x acres. LRP Guidelines do not allow for xx property location. - Investor Acknowledged Exception for xxxx property.

APPR 0044 HPML Appraisal Requirements are Not Met - Appraisal in file does not disclose the Certification that the Appraisal was completed with the Uniform Standards of Professional Appraisal Practice (USPAP) and Title XI of the Financial Institutions Reform, Recovery, and Enforcement Act (FIRREA) and its implementing regulations.

- Ev2 Non-Material	CRED 0093 Credit Documentation is Insufficient - Missing documentation or a credit supplement to confirm two original Student Loan debt collection accounts have zero balances Inclusion of debt results in an excessive DTI. - 02/14/23 Credit Supplement dated xx/xx/xx received. Supplement verifies accounts are a duplicates.

900000749	XXXX	Funded	1	1	1	1	Verified housing payment history - 138 combined months of mortgage housing paid 0x30 per credit report.; Verified employment history - Borrower has been with current employer for 23+years. ;	CRED 0006 Missing Employment doc (VVOE) - Missing VVOE for B1 dated w/in dated within 10 days prior to the Note. The VOE document in file is stale-dated and is addressed to the Borrower and not the Lender. - 1/31/2024 - Exception is cleared with the attached WVOE. CRED 0006 Exception Cleared;

900000744	XXXX	Funded	2	1	2	1				Net tangible benefit - Borrower paid off consumer debt totaling $XXXX with subject transaction eliminating $XXXX in total monthly payments. ; Verified housing payment history - 142 combined months of housing history paid 0x30 per credit report. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraisal in file does not disclose the Certification that the Appraisal was completed with the Uniform Standards of Professional Appraisal Practice (USPAP) and Title XI of the Financial Institutions Reform, Recovery, and Enforcement Act (FIRREA) and its implementing regulations. - EV2 Non-Material
900000752	XXXX	Funded	2	1	2	1	Verified housing payment history - 80 combined months of housing history paid 0x30 per credit report. ; Verified credit history - Indicator credit score is 701 for the primary wage earner (B1) with all credit history reporting on credit to be paid 0x30. ; Net tangible benefit - Borrowers paid off $XXX in consumer debt with subject transaction eliminating monthly debt of $XXX per month. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraisal in file does not disclose the Certification that the Appraisal was completed with the Uniform Standards of Professional Appraisal Practice (USPAP) and Title XI of the Financial Institutions Reform, Recovery, and Enforcement Act (FIRREA) and its implementing regulations

											- EV2 Non-Material
900000753	XXXX	Funded	2	1	2	1	Net tangible benefit - Borrower paid off consumer debt totaling $XXX with subject refinance eliminating $XXX in total monthly payments. ; Verified housing payment history - 90 combined months of housing payments paid 0x30 per credit report. ;	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - APR LE XX/XX/XX 10.43%, APR CD XX/XX/XX 10.389%, APR CD XX/XX/XX 10.38% - EV2 Non-Material APR decreased 0.050%	PROP 0002 Property Type is prohibited - Missing Investor acceptance of Property type. Subject property location is reflected to be XXX. LRP Guidelines do not allow for XXX property location. - 02/05/24 Investor Exception approval dated 01/22/24 received.

900000791	XXXX	Funded	2	2	1	1	Verified housing payment history - 54 combined months of housing payments paid 0x30 per credit report. ; Net tangible benefit - Borrower paid off $XXXX in total debt with subject transaction eliminating $XXX in monthly payments. ;	PROP 0002 Property Type is prohibited - Missing Investor acceptance of Property type. - Investor Acknowledged Exception	CRED 0015 Questionable Occupancy - Hazard policy does not reflect personal property coverage which suggested the occupancy is not confirmed. Borrower uses PO Box. Missing letter of explanation with current utility bill to confirm occupancy. - 02/12/24 LOE from borrower received w/current utility bill.

CRED 0004 Back-end Ratio exception (DTI) - 51.07% DTI exceeds the LRC guideline max of 45%. Review income calculated based on paystub YTD, XXXX and XXXX year ending paystubs averaged. The 3RD Party VOI did not provide a breakdown of earnings for XXXX, thus stubs were used. Lender income worksheet in file does not support the income reflected on the final 1003 and 1008. Unable to confirm how Lender derived at higher income figure. Review lower average results in excessive DTI.  - 02/13/24 Updated 1008 and updated income worksheet provided by UW. Final DTI 43.98%. Review updated income calculation's per worksheet which was supported by TWN WVOE, XXXX and XXXX year end pay stubs. Review final DTI 43.98%.

HCOST 0001 High Cost Failure - The loan fees ($2,784.62) exceed the (XX) High Cost fee limit, which is ($2,775.00), the difference is ($9.62). - 02/13/24 Copy of final settlement statement received with lender response. Fee naming updated and finding cleared upon resubmission.

NOTE 0006 Missing Subordination Agreement - Subordination agreement for Solar UCC filing states new loan amount was not to exceed $XXXX. Actual loan amount $XXX. - 02/12/24 Updated subordination agreement reflecting the correct subject loan amount of $XXXX received.

900000761	XXXX	Funded	2	1	2	1	Net tangible benefit - Borrower paid off $XXXX in total consumer debt with subject transaction eliminating $XXX in monthly payments. ; Verified housing payment history - 64 combined months of housing history paid 0x30 per credit report. ;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Disclosed property tax and insurance of $X with property costs over 11 months of $XX is inaccurate. Actual tax and insurance is $XXX with property costs over 11 months of $XXXX. - 2/7/2024 - Exception is cured with the attached PCCD and corresponding letter of explanation. TRID 0204 Exception Overridden to EV2;	APRV 0010 Underwriting Loan Approval is Deficient - Missing updated Lender Approval to confirm not expired. - 2/7/2024 - Exception is cleared with the attached updated approval; new expirey is after the Note date. APRV 0010 Exception Cleared;

900000751	XXXX	Funded	2	1	2	1				Verified credit history - Middle credit score 760 with no history of delinquency reported.; Verified housing payment history - Credit report confirms 54 combined months satisfactory mortgage rating.; Net tangible benefit - Borrower paid off consumer debt totaling $XXXX with subject transaction eliminating $XXX in monthly debt. ; Income verified was not used in qualifying - Borrower has additional income earnings that were not used to qualify.;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Disclosed taxes, insurance, and HOA of $XXX with property costs of $XXX was developed using the escrow payment from the 1st lien escrow and HOA Fee. Tax cert indicates borrower is exempt from paying property taxes which was effective XX/XX/XX. Initial grade EV2 due to the taxes, insurance, and HOA being overstated. - EV2 Non-material
900000759	XXXX	Funded	1	1	1	1	Verified housing payment history - 116 combined months of housing history paid 0x30 per credit report. ; Net tangible benefit - Borrower paid off consumer debt with subject refinance totaling $XXXX eliminating $XXXX in monthly payments. ; Verified employment history - Borrower has been with current employer for 23 years plus. ;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Disclosed estimated taxes and insurance of $XXX with property costs of $XXXX is inaccurate. Actual taxes and insurance is $XXXX with property costs over 11 months of $XXX. - 2/7/2024 - "Please see the attached showing the UW calculated the insurance correctly at $XXX mo. I believe they were looking at the old premium, please see attached insurance reflecting the new premium amount." ** Exception is cleared with the attached hazard insurance renewal with annual premium of $XXX. TRID 0204 Exception Cleared;

APRV 0001 Missing Underwriter Loan Approval - Missing Lender Approval. Unable to confirm loan approval date.  - 2/7/2024 - Exception is cleared with the attached underwriting decision. APRV 0001 Exception Cleared;

900000784	XXXX	Funded	2	1	2	1				Net tangible benefit - Borrower paid off $XXXX in total consumer debt eliminating $XXX in monthly payments. ; Low LTV/CLTV/HCLTV - Low 17.16% LTV and 45% CTLV (rounded) when guidelines allow up to 85% LTV.; Verified housing payment history - 119 combined months of housing payment history paid 0x30 per credit report. ;	TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure. - Missing COC to address increased recording fee from $115 to $216.50. COCs in file address rate lock and increase in Lender's title policy and closing fees. Difference in allowable charges $90. -- - 2/27/2024 - Recd PCCD, LOE, refund check, and courier tracking slip. Tracking confirms deliver 2/29, which is within 60 days from discovery. TRID 0124 Exception Overridden to EV2;		APPR 0046 Missing Third Party Appraisal Review - Missing BPO as required by Investor (Diligence Ordered 02/02/24) - 02/05/24 BPO received value of $XXXX supported.
900000758	XXXX	Funded	1	1	1	1	Verified employment history - Borrower has been employed with same employer for 7 plus years.; Net tangible benefit - Borrower paid off $XXXX in consumer debt with subject transaction eliminating $XXX in total monthly payments. ; Verified housing payment history - 101 combined months of housing payment history paid 0x30 per credit report. ;	INS 0001 Missing Sufficient Evidence of Insurance - Missing documentation to verify the HOI annual premium to confirm $XXX payment used to qualify. Declarations page in file does not confirm the annual HOI premium. - 2/6/2024 - Exception is cleared with the attached EOI reflecting the annual premium to support the qualifying payment. INS 0001 Exception Cleared;

900000781	XXXX	Funded	1	1	1	1	Verified housing payment history - 74 combined months of housing history paid 0x30 per credit report; Net tangible benefit - Borrower paid off $XXXX in consumer debt with subject transaction eliminating $XXXX in total monthly payments. ;	CRED 0004 Back-end Ratio exception (DTI) - Review DTI of 60.58% exceeds max allowed of 45% per LRC guidelines. Per lender 1008, the 1st lien mortgage payment with XXX of $XXX (P&I) was omitted from the total housing payment and qualifying.

Lender income reflected on 1008 and final 1003 is primary employment (hourly at XX hours) and Borrower income for dependent of $XXX per month. File contains an additional verification that was no considered in qualifying. Review did not consider more income than that of the Lender.  DTI exceeds guidelines.     - 02/21/24 Current bank statements confirming receipt of  income received.  Bank statements support borrower as rep payee. DTI with income 43.80%

CRED 0045 Questionable continuation of income - Missing documentation to verify proof of current receipt and  documentation to verify 3 year continuance of benefits received as required. Borrower receives benefits for XX individuals, relationship unknown. - 02/21/24 Current bank statements confirming receipt of income received.  Bank statements support borrower as rep payee.

APRV 0001 Missing Underwriter Loan Approval - Lender loan approval not in file. Unable to confirm approval date and any conditions of approval.  - 02/09/24 Lender loan approval received.

900000774	XXXX	Funded	2	1	2	1	Low LTV/CLTV/HCLTV - Low LTV at 5.94% and Low CLTV of 22.66%. Guidelines allow up to 85% LTV.; Verified housing payment history - 131 combined months of mortgage housing history paid 0x30 per credit report. ; Verified credit history - Indicator credit score is 804 with all credit reported on credit report paid 0x30. No derogatory credit reflected in history with oldest tradeline reflected to date back to XX/XXXX. ;	TRID 0148 LE or CD is Deficient - Loan disclosures / Escrow section of the final CD dated XX/XX/XX does not indicate if the borrower declined an escrow account or if the lender does not offer one. - EV2 Non-Material	APPR 0046 Missing Third Party Appraisal Review - Missing BPO as required by Investor (Diligence Ordered 02/06/24). - 02/08/24 BPO received. Value returned at XXXX which is a variance of less than 1%.

APRV 0001 Missing Underwriter Loan Approval - Missing lender loan approval. - 02/08/24 Lender loan approval received.

TRST 0001 Missing Inter Vivos Revocable Trust Agreement - Trust Certification / Agreement not in file. Loan closed in name of Trust.  - 02/12/24 Copy of trust documents received.

900000767	XXXX	Funded	2	2	2	1	Verified credit history - Credit report history dates back to XXXX with no late payments reported.; Income verified was not used in qualifying - The borrower receives bonus income that was not considered in qualifying;	COND 0002 Condo Documentation is Insufficient - Per guidelines, Fannie Mae form 1076 or equivalent project questionnaire required on non-detached condos. The file contains a condo review and evidence the project is approved by FNMA but the actual condo questionnaire was not in the file. - Investor Acknowledged Exception - Verification project is warrantable in file as verified by FNMA project approval.

APPR 0044 HPML Appraisal Requirements are Not Met - The appraiser did not include an executed certification stating the appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations. - EV2 Non-Material	CRED 0121 Loan disbursed prior to loan transaction date. - The last Closing Disclosure in the file reflects the closing and disbursement date as XX/XX/XX, the borrower signed on XX/XX/XX. - 02/14/24 Final CD and PC CD received confirming disbursement date of XX/XX/XX.

APRV 0001 Missing Underwriter Loan Approval - Missing the lender's Loan Approval, only an unsigned 1008 that does not reflect the correct interest rate is in the file. - 2/7/2024 - Exception is cleared with the attached underwriting decision. APRV 0001 Exception Cleared;

HUD 0001 Missing Final HUD-1 - Missing final CD.  Subject property is in a dry funding state and the last CD in the file is the one signed at closing.  The disclosure reflects the wrong closing and disbursement date.  Additionally, the lock was extended on XX/XX/XX) indicating disbursement did not occur until after the XX/XX/XX lock expiration. - 02/15/24 Final settlement statement received.

ROR 0009  Loan Disbursement Date is on or before the required Right of Rescission Expiration Date  - Subject loan is a second lien transaction on the borrowers primary residence as confirmed by the Occupancy Affidavit.  The Notice of Right to Cancel was signed at closing reflecting the rescission period did not expire until XX/XX/XX.  The final CD reflects the loan disbursed on XX/XX/XX, no rescission period.  The ALTA settlement statement reflects the disbursement date as XX/XX/XX, insufficient rescission period. - 02/15/24 Final CD and PC CD confirming disbursement date of XX/XX/XX received.

900000760	XXXX	Funded	2	1	2	1	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations. - EV2 Non-Material	CRED 0006 Missing Employment doc (VVOE) - Missing VVOE for B2 dated w/in 10 days of the Note date. VVOE in file was completed > 10 days.

NOTE: XX/XX/XX - Exception for B1, not B2. - 2/7/2024 - Exception is cleared with the attached post consummation dated VOE to support the pre-consummation dated VOE in file. CRED 0006 Exception Cleared;

900000770	XXXX	Funded	2	1	2	1	Verified housing payment history - 78 combined months of mortgage history paid 0x30 per credit report. ; Net tangible benefit - Borrower paid off $XXX in consumer debt with subject transaction eliminating $XXX in monthly payments. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations - EV2 Non-Material

											TRID 0148 LE or CD is Deficient - Loan Disclosures/ Escrows Section of the Final CD dated XX/XX/XX does not indicate if the borrower declined an escrow account or if the lender does not offer one. - EV2 Non-Material		APRV 0001 Missing Underwriter Loan Approval - Missing lender loan approval. - 02/07/24 Lender loan approval received.
900000765	XXXX	Funded	1	1	1	1				Net tangible benefit - Borrowers paid off consumer debt totaling $XXXX with subject transaction eliminating $XXXX in total payments. ; Verified employment history - B1 has been on job with same employer for 12 years and B2 has been with same employer for 23 years. ; Verified housing payment history - 99 combined months of mortgage pay history paid 0x30 for 99 months reviewed. ;
900000779	XXXX	Funded	2	1	2	1	Verified housing payment history - 103 combined months of mortgage history paid 0x30 per credit report. ; Verified employment history - Borrower has been on the job with the same employer for 5 plus years. ; Income verified was not used in qualifying - Verified income not used to qualify.;	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - The PC CD reflects APR reduction by .162. CD signed at closing 12.958%, post closing CD 12.796% - EV2 Non-Material, APR Decreased.

APPR 0044 HPML Appraisal Requirements are Not Met - The appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations. - EV2 Non-Material	TRID 0146 LE / CD Re-Disclosure Made Post-Consummation - PC CD dated xx/xx/xx reflects updates to the following fess: Doc prep fee $100, updated to lender paid, Settlement fee $500, updated to lender paid. Final settlement statement reflects these fees as borrower paid. Missing evidence of refund of $600 in fees to borrower. (Verified no principal reduction per servicing history p 6.) - 2/20/24 - Recd final ALTA settlement statement from title reflecting the seller credit and disbursement to borrower $xxxxx ($xxxxxx on ALTA at closing)

900000773	XXXX	Funded	2	2	1	1	Verified employment history - Borrower has been employed with same employer for 15 years plus. ;	GIDE 0001 Guideline Exception(s) - Review is pending Investor approval of separate Standard AVM and Separate Exterior inspection. File contains a AVM effective XX/XX/XX and separate Exterior PCR- Property Condition Inspection dated XX/XX/XX. Per guideline AVM with exterior property inspection indicating average condition or better (max 13 forecast standard deviation) Must be an approved AVM provider. Additional Property Details report in file. - Investor Acknowledged Exception	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - LE XX/XX/XX APR 10.066%

Initial CD APR 10.086%

Interim CD APR 10.216%

Final CD APR 10.229%

 - 02/15/24 Confirmation from lender received that for TRID CD and LE purposes Saturday is considered as a business day.

APPR 0008 Subject Property Address does not match Appraisal Address - AVM reflects the City name of XX, XX while the Note and Property Condition Report reflect XX, XX.  - 02/09/24 Cleared per lender response with supporting searches: Per internet search of address the results return the same property.  In addition the property APN on the AVM and PCR both match title report.

APPR 0046 Missing Third Party Appraisal Review - Missing BPO as required by Investor (Diligence to Order). - 02/12/24 BPO received, value returned at $XXXX.

APRV 0001 Missing Underwriter Loan Approval - Missing the underwriting approval. - 02/09/24 Lender loan approval received.

900000782	XXXX	Funded	2	1	2	1	Verified reserves - 11.4 mths reserves verified w/a minimum requirement of 2.;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Unable to validate lenders disclosed Estimated Taxes, Ins, & Assessments of $XXXX and Estimated Property Costs over Year 1 of $XXXX (11mths). Annual taxes per tax cert and tax information sheet $XXXX. HOI Total Policy Premium $XXXX, Total XXXX / 12 = XXXX x 11 = XXXX. - 2/26/2024 - Exception is cured with the attached PCCD and corresponding LOE. TRID 0204 Exception Overridden to EV2.	INS 0001 Missing Sufficient Evidence of Insurance - Missing evidence of insurance in place at the time of closing. Insurance documentation in the file is for the renewal policy effective XX/XX/XX, loan closed XX/XX/XX. - 02/13/24 Copy of current policy received.

APRV 0010 Underwriting Loan Approval is Deficient - Missing the final Underwriter Approval.  There is an approval in the file but it reflects the wrong loan amount and interest rate. - 02/24/24 Final loan approval received.

900000762	XXXX	Funded	1	1	1	1				Verified ownership of subject property - The borrower has owned the subject property since XXXX.; Low LTV/CLTV/HCLTV - LTV is 8.929%, CLTV is 72%;			APPR 0046 Missing Third Party Appraisal Review - Diligence to order CDA as the FNMA and FHLMC SSR scores both exceed 2.5. - 02/12/24 CDA received supporting value of $XXXX.
900000823	XXXX	Funded	2	1	2	1	Income verified was not used in qualifying - 3 year history of XXX and XXX for B1/B2 was documented but not considered in the qualifying income by the lender.; Verified housing payment history - 60+ mths of mtg history verified 0x30 per CBR.; Low LTV/CLTV/HCLTV - 67.07% CLTV w/a max allowed of 85% for FICO > 700.; Verified credit history - Qualifying FICO 702 w/a minimum requirement of 680.;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Unable to validate lenders calculated Estimated Taxes, Insurance, & Assessments of XXX, Estimated Property Costs over Year 1 of $XXXX (11 mths). Review calculated Estimated TI&A $XXX, Costs over 1 yr $XXXX (11 mths). Taxes per tax cert and title $XXX per yr. HOI Total Premium $XXX. - EV2 Post Closing Corrective Action- PC CD dated XX/XX/XX received w/LOE to the borrower explaining the the reason for re-disclosure.	CRED 0096 Missing proof of PITI payment on non-subject property - Credit report reflects a mortgage to XXXX A/# ending in XXXX opened XX/XX which is not tied to an REO on the 1003. Missing documentation to verify property associated with this mortgage. Opening Balance $XXXX, Current Balance $XXXX, Payment $XXX. (Date of last activity XX/XX. Noted that this mortgage is not reflected on title for the subject) - 3/18/2024 - Recd Time Share annual billing statement. Lender also provided updated 1008/1003. B2 income was updated to include bonus and overtime to keep the DTI under 45%.

DEED 0005 Mortgage/Deed of Trust is not Recorded - Missing copy of recorded mortgage or a copy of the lender's closing instructions to the settlement agent to verify the requirement to record. - 02/13/24 Copy of recorded Deed of Trust received.

900000763	XXXX	Funded	2	2	1	1	Verified credit history - 785 Fico w/a minimum requirement of 680.; Low LTV/CLTV/HCLTV - 24.59% LTV, 69.09% CLTV w/a max allowed CLTV of 85% for fico > 700.; Verified housing payment history - 60+ mths of mtg history verified 0x30 per CBR (1x30 12/17).;	GIDE 0001 Guideline Exception(s) - Missing investor acknowledgment of separate AVM and property inspection. File contains AVM dated XX/XX/XX and Exterior PCR also dated XX/XX/XX. - Investor acknowledged exception.	APPR 0046 Missing Third Party Appraisal Review - Missing BPO supporting $XXXX due to AVM with Property Condition Report used for valuation. Diligence to order. - 02/12/24 BPO Received. Value returned at $XXXX variance of -3.7% within allowable tolerance.

900000793	XXXX	Funded	2	1	2	1	Verified housing payment history - Credit report confirms 28 months satisfactory mortgage rating.; Verified employment history - B1 VOE confirms 7+ years employment with present employer.; Low LTV/CLTV/HCLTV - 80% CLTV < 85% Max Allowed.; Verified credit history - Middle credit scores 705/730 with no history of delinquency reported. Minimum credit score required 700.; Verified ownership of subject property - 26.33% DTI < 45% Max Allowed.; Verified reserves - 30+ mths of reserves verified.;	TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - COC dated XX/XX does not provide a reason for the increase to the loan discount from $541 to $1117. - EV2 Post-Closing Corrective Action -- 03/11/24 Delivery Confirmed. XX/XX/XX PCCD dated XX/XX/XX received with LOE to the borrower, refund check.

TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Disclosed property tax and insurance of $X with property costs over 11 months of $XX is inaccurate. Taxes and insurance are escrowed with first lien mortgage $XXXX. Actual documented tax and insurance is $XXXX with property costs over 11 months $XXXX. - EV2 Post-Closing Corrective Action - 02/21/24 PC CD and LOE to the borrower received. Estimated taxes, insurance, & assessments updated.	CRED 0017 Insufficient Verified Reserves (Number of Months) - 1.57 months reserves cash in had received at closing < 2 months required for CLTV > 75%. No additional reserves documented in file. Missing investor acknowledgment for insufficient documented reserves. - 02/22/24 Asset statements for B2 received which verify sufficient funds to meet the reserves requirement.

900000769	XXXX	Funded	1	1	1	1				Verified employment history - B2 has 19+ yrs verified w/current employer.; Verified housing payment history - 32 mths mtg history verified 0x30 per cbr.; Verified reserves - 15 mths reserves verified w/cash out proceeds, minimum requirement 2 mths. ;
900000847	XXXX	Funded	2	1	2	1	Verified employment history - B2 VOE confirms 10+ years employment with present employer.; Verified housing payment history - Credit report confirms 137+ months satisfactory mortgage rating.; Low LTV/CLTV/HCLTV - 61.70% CLTC < 75% Max Allowed.; Verified credit history - Middle credit scores 705/691 > 680 Minimum Required.; Low DTI - 30.15% DTI < 45% Max Allowed.;	APPR 0044 HPML Appraisal Requirements are Not Met - Missing appraiser certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations. - EV2 Non-Material

TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - APR decreased greater than .125, thus considered a benefit to the borrower. - EV2 Non-Material	TRID 0023 Last Loan Estimate Sent Method Not In Person and No Received Date - Missing evidence of the latest issued loan estimate. Timing requirement not met with US Mailbox rule applied. - 3/12/2024 - Exception is cleared with the attached disclosure tracking evidencing delivery of the latest issued LE on the issuance date. TRID 0023 Exception Cleared;

DD 0001 Missing Divorce Decree and/or Separation Agreement - Missing B1 divorce agreement. Search in file reflects divorce/separation filed XX/XX/XX. - 04/10/24 Complete copy of BK docs filed XX/XX/XX received.  BK docs confirm no liability and that at the time the borrower was actually receiving child support.

900000792	XXXX	Funded	2	1	2	1				Verified credit history - 719 mid fico w/a minimum requirement of 680.; Verified housing payment history - 64 mths of mtg history verified 0x30 per CBR.;	TRID 0146 LE / CD Re-Disclosure Made Post-Consummation - Post closing CD issued on XX/XX/XX reflects a decrease in recording fees with increased cash to borrower. Disbursement ledger reflects $xxxx wired to the borrower on the funding date xx/xx/xx, missing evidence of refund or principal reduction for the recording fee overcharge. - EV2 Post-Closing Corrective Action- 03/11/24 Delivery confirmed. Copy of refund check to the borrower for $XX received w/LOE and tracking.
900000785	XXXX	Funded	1	1	1	1	Verified credit history - Credit score 789, minimum required 700; Verified employment history - The borrower has been with their current employer for 17 years.; Low DTI - DTI is 34.67%, maximum 45%.;	HAZ 0001 Missing Hazard Insurance Proof of Premium - Missing evidence the premium on the renewal insurance policy has been paid. - 2/28/2024 - Exception is cleared with the attached insurance paid receipt. HAZ 0001 Exception Cleared;

900000771	XXXX	Funded	1	1	1	1
900000786	XXXX	Funded	1	1	1	1	Verified housing payment history - Credit report confirms 37 months satisfactory mortgage rating.; Verified credit history - 755 Credit Score > 700 Minimum Required; Low LTV/CLTV/HCLTV - 80.05% CLTV < 85% Max Allowed.; Low DTI - 19.93% DTI < 45% Max Allowed.;	TITL 0013 Title Policy - Schedule A Exception - Missing junior policy or title supplement with coverage sufficient to cover the loan amount of $XXXX; Preliminary title report reflects coverage of $XXX. - 02/22/24 Updated preliminary title reflecting the proposed loan amount of $XXXX received.

900000794	XXXX	Funded	1	1	1	1	Verified employment history - The borrower has been with their current employer for 10 years.; Verified ownership of subject property - The borrower has owned the subject property since xxxx.;	TITL 0014 Title Policy - Schedule B Exception - 1. Missing the judgment release which was to be recorded at closing.

2. The preliminary title report includes a survey exception, no survey in the file. - 03/06/24 Notarized Owners Affidavit verifying no improvement's to the property received.

900000787	XXXX	Funded	2	1	2	1	Verified employment history - B2 VOE confirms 17+ years with present employer.; Verified housing payment history - Credit report confirms 87 months satisfactory mortgage rating.; Low LTV/CLTV/HCLTV - 44.11% CLTV < 85% Max Allowed.; Verified credit history - Middle credit scores 725/790 > 680 Minimum Required.; Low DTI - 21.39% DTI < 45% Max Allowed.;	APPR 0044 HPML Appraisal Requirements are Not Met - Missing appraiser certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations. - EV2 Non-Material	CRED 0082 Income Documentation is Insufficient - B1 VOE confirms 19+ years employment, however, only most recent year and YTD information provided. Start date on the 1003 is XXXX. Most recent two years W2s from other employer, with no VOE provided.

1) Missing B1 employer confirmation of employment dates.

2) Missing B1 prior employer VOE.

3) B1 and B2 employer to confirm borrowers are paid XX months out of the year. - 2/29/2024 - Part 1 and 3 of the exception are cleared with the attached email correspondence from the borrowers employer confirming B1 employment dates and that B1 is paid on XX mo basis with B2 being paid on XX mo basis. CRED 0082 Exception Cleared;

900000808	XXXX	Funded	2	1	2	1	Verified housing payment history - Credit report confirms 26 months satisfactory mortgage rating.; Verified employment history - VOE confirms 19+ years employment with present employer.; Low LTV/CLTV/HCLTV - 57.23% CLTV < 75% Max Allowed.;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing valid reason for the addition of the $140 Intangible Tax. Borrower used a provider from the service provider list. - EV2 Post-Closing Corrective Action-- PCCD, LOE, refund check, and verification of delivery received.	CRED 0004 Back-end Ratio exception (DTI) - Review DTI 45.72% > 45% Max Allowed; Qualifying income of $XXXX included XXXX and XXXX. YTD income $XXXX / XX = $XXXX. Missing verification of last pay increase from employer to support the use of the base salary of $XXXX instead of the lesser YTD average. Guidelines defer to agency, calculations must be compared with the documented year-to-date base earnings (and past year earnings, if applicable) to determine if the income amount appears to be consistent. - 3/15/2024 - Recd consummation dated and post-consummation pay stubs to evidence qualifying income is supported; Pay rate increased to $XX on the consummation dated pay stub. DTI < 45% with the lesser pay rate of $XX documented in file. CRED 0004 Exception Cleared;

900000783	XXXX	Funded	2	1	2	1	Verified reserves - 17.43 months reserves from the cash out proceeds available, 2 months required.; Verified housing payment history - The credit report reflects 41 months of mortgage payment history, 28 months on the first mortgage, 0x30;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations. - EV2 Non-Material	CRED 0082 Income Documentation is Insufficient - Missing documentation to confirm the borrower's pay while on leave is the same as base pay. Income was calculated from paystub through XX/XX/XX borrower started a 6 week leave on XX/XX/XX with an expected return XX/XX/XX, so there are no paystubs in the file reflecting income while on leave. The employer correspondence does not address if the rate of pay is affected. The borrower is scheduled to return to work prior to the first payment date of XX/XX/XX, but per FNMA the leave pay must be documented if the borrower is on leave at the time of closing. - 02/27/24 Pay stubs for pay periods ending XX/XX/XX and XX/XX/XX received. No change in pay verified.

900000772	XXXX	Funded	2	1	2	1				Verified housing payment history - Credit report confirms 34 months satisfactory mortgage rating.; Verified employment history - VOE confirms 19+ years employment with present employer.; Low LTV/CLTV/HCLTV - 64.06% CLTV < 85% Max Allowed.; Verified credit history - Middle credit score 715 < 680 Minimum Required.;	APPR 0044 HPML Appraisal Requirements are Not Met - Missing appraiser certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations. - EV2 Non-Material
900000805	XXXX	Funded	2	1	2	1	Verified reserves - The borrower is receiving 45.62 months PITIA reserves from the cash out proceeds, only 2 months required.; Low DTI - DTI 23.82%, maximum 45%;	TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows Section of the Final CD dated XX/XX/XX does not indicate if the borrower declined an escrow account or if the lender does not offer one. - EV2 Non-Material	APRV 0001 Missing Underwriter Loan Approval - Loan Approval not in file, only an unsigned 1008. - 02/27/24 Lender loan approval received.

CRED 0006 Missing Employment doc (VVOE) - Missing VVOE within 30 calendar days prior to the note date for self-employment.  The file contains a printout from the website dated xx/xx/xx but does not include the address or phone number.  Per FNMA Selling guide a self employment VOE may be completed through a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or by verifying a phone listing and address for the borrower's business using a telephone book, the internet, or directory assistance. - 02/27/24 Updated web printout with phone number and address received.

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Proof of Insurance does not include premium amount. Unable to determine Hazard Insurance costs.  - 03/07/24 Email from insurance agent confirming the total policy premium of $XXXX for policy dated XX/XX/XX-XX/XX/XX received.  Monthly estimate updated to XXX.

900000795	XXXX	Funded	2	2	1	2	Verified reserves - Borrower is receiving 20.65 months PITIA reserves from the cash out proceeds, no reserves are required.; Verified credit history - FICO score 766, minimum required 680;	PROP 0002 Property Type is prohibited - XX properties are Ineligible - Neighborhood on the appraisal is marked "xx" but the area appears to be xx. Zoning is for xxx, xx. The appraiser did not view any indication of xx use for the subjects xx acres. Due to the conflicting information, clarification from appraiser stating why they consider it xx with these features present or visa versa. - 2/26/2024 - Recd response from investor, We are ok with granting exceptions for the property 1003808. APPR 0029 Investor Acknowledged Exception;

											APPR 0029 Property Acreage exceeds 10 Acres - Per the appraisal the property is xx acres. Per guidelines properties with more than 10 acres are ineligible. No approved exception located in the file. - 2/26/2024 - Recd response from investor, We are ok with granting exceptions for the acreage. APPR 0029 Investor Acknowledged Exception;
900000797	XXXX	Funded	2	1	2	1	Low LTV/CLTV/HCLTV - CLTV for the subject is 68.75%; Established credit history - Tradelines reported on credit date back to XXXX with no reported late payments.;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Unable to validate Estimated Taxes, Insurance & Assessments of $XXX with Estimated Property Costs over Year 1 of $XX (10 mths) on the finial CD. Review calculated Taxes $XX, HOI $XX with Costs over 1 year of $XX (10 mths). - 2/28/2024 - Exception is overridden to EV2 with the attached PCCD and corresponding LOE; estimated escrow updated with 10 months property costs disclosed. TRID 0204 Exception Overridden to EV2;	HAZ 0001 Missing Hazard Insurance Proof of Premium - The hazard insurance is not escrowed on the first loan, insurer correspondence states the borrower is on a monthly plan, total premium has not been paid in full. - 02/27/24 Verification HOI policy has been paid in full received.

APPR 0046 Missing Third Party Appraisal Review - Investor Requires BPO for to support AVM value of $XXXX. Diligence to ordered. - 02/21/24 BPO received.  Value returned at $XXXX.  Variance is less than 5% and w/in the acceptable 10% tolerance range.

900000826	XXXX	Funded	1	1	1	1	Verified housing payment history - 56 combined months of mortgage history paid 0x30 per credit report. ; Net tangible benefit - Borrowers paid off $XXXX in consumer debt with subject transaction eliminating $XXXX in total monthly payments. ;	APP 0002 Final 1003 Application is Incomplete - Final 1003 does not disclose additional REO owned by the borrowers documented in file located at XXXX. - 02/27/24 Updated 1003 including additional REO received.

CRED 0086 Undisclosed or Excluded Debt - Lease paid off at closing reflected a balance of $XXXX.  Lease debt verified on credit report reflected a high credit of $XXXX with a balance of $XXXX. The debt paid off with $XXXX balance was not verified.  And, unclear if debt ending #XXXX with $XXX payment should have been considered in total DTI.   - 03/27/24 Bill of Sale reflecting a sales price of $XXXX received.  Account verified as paid in full for lease/purchase.  PC Credit report confirmed no new debt.

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing evidence of HOA and HOI for reo.  Evidence of taxes are in file. Per property report, appears owned free and clear of liens. If no HOI or HOA a LOE from the borrower is sufficient. - 03/06/24 Verification of No HOA fees received.

02/27/24 Evidence of insurance for reo received.  Payment of $XXX added to qualifying payments.

CRED 0004 Back-end Ratio exception (DTI) - ADDED 02/27/24 - Review updated DTI with the addition of HOI expenses for XXXX is 46.27%.  Max allowed DTI 45%. - 04/01/24 Income for B2 reviewed and updated. Final DTI 43.36%.

900000801	XXXX	Funded	1	1	1	1	Verified reserves - The borrower is receiving cash out equal to 12.28 months PITIA reserves. Only 2 months required.; Established credit history - Tradelines reported on credit date back to XXXX with no reported lates.;	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Final CD dated XX/XX/XX reflects a disbursement date of XX/XX/XX which is the same as the expiration date on the ROR. - 02/23/24 Final HUD and PC CD verifying actual disbursement dated of XX/XX/XX received.

HUD 0001 Missing Final HUD-1 - Missing a copy of the final settlement statement from the closing agent. - 02/21/24 Final HUD received.  Disbursement date XX/XX/XX.

QMATR 0016 Missing Documentation or Proof of ATR Underwriting Factors - Prior year income is not sufficiently documented.  See CRED 0082.  Average income cannot be calculated as only 2 weeks income for the current employer is documented. - 2/23/24 - XXXX income documentation including W2s from current and previous employers recd.

APRV 0001 Missing Underwriter Loan Approval - Loan Approval not in file., only an unsigned 1008 was provided. - 02/24/24 Approval received.

CRED 0082 Income Documentation is Insufficient - Missing sufficient documentation to calculate income including all XXXX income documentation from current and previous employer.  The written VOE for the current employer (since XX/XX/XX) does not include the Gross Earnings Breakdown  Only a list of the two paystubs earned year to date is provided, along with the first XXXX paystub through XX/XX/XX.  The paystub does not indicate the period it covers, only the end date.  The WVOE also doesn't provide this information but appears to be weekly based on the paystub dates listed.  Unable to determine the average income for the current employer.  The only XXXX income documentation provided is from previous employer.  XXXX income for previous employer 2 (employed through XX/XX/XX) is also not documented.  XXXX W2s would have been available at the time of closing, but there are none in the file.  No alternative documentation, such as year end paystubs or written VOE located. - 2/23/24 - XXXX income documentation including W2s from current and previous employers recd.

900000828	XXXX	Funded	2	2	2	1	Verified employment history - Both borrowers have been with their current employer more than 5 years. ; Verified reserves - Borrowers will receive 19.17 months PITIA from cash out proceeds. No reserves required for this transaction.;	CRED 0091 Missing Tax Transcript(s) - XXXX and XXX income used for income history, XXXX W2 transcripts not in file. Investor approved exception. - Investor acknowledged exception to waive XXXX Wage & Income transcripts.

APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations. - EV2 Non-Material

TRID 0187 Missing Evidence of Initial Disclosure(s) - The credit score disclosures provided to the borrowers are inaccurate. Per the credit report, credit scores were returned from all three bureaus, but the disclosures reflect no score returned from TransUnion or Equifax. Only the mid-scores were disclosed. - EV2 Non-Material	CRED 0070 Calculated Amortized Term does not match Term of Note - The Note reflects incorrect P&I payment. Note reflects P&I of $XXXX. Loan amount of $XXXX amortized over 360 payments at interest rate XXX% results in P&I $XXXX. - 03/21/24 Lender Mavent report received. Error identified in diligence submission. P&I is accurate.

TRID 0004 Corrected Closing Disclosure No Later Than 3 Business Days Before Consummation (Inaccurate Loan Product) - The final CD dated XX/XX/XX reflects incorrect P&I payment.  CD reflects P&I of $XXXX.  Loan amount of $XXXX amortized over 360 payments at interest rate XXXX% results in P&I $XXXX. -- - 03/21/24 Lender Mavent report received.  Error identified in diligence submission.  P&I is accurate.

APRV 0010 Underwriting Loan Approval is Deficient - The approval documents reflect the wrong P&I of XXXX, P&I based on the loan terms is $XXXX.  Unable to determine the source of the P&I used.   - 04/03/24 Finding cleared, Error identified in diligence submission.  P&I is accurate.

TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - 03/21/24 Lender Mavent report received.  Error identified in diligence submission.  P&I is accurate.

TRID 0078 Last Closing Disclosure Total Interest Percentage (TIP) > System Calculated - 3.041 TIP variance is due to incorrect P&I disclosed in the final CD.  CD reflects P&I of $XXXX.  Loan amount of $XXXX amortized over 360 payments at interest rate XXX% results in P&I $XXXX. -- - 03/21/24 Lender Mavent report received.  Error identified in diligence submission.  P&I is accurate. No TIP violation.

900000798	XXXX	Funded	2	1	2	1	Low DTI - DTI is 27%, maximum is 45%.; Low LTV/CLTV/HCLTV - CLTV is 57.42%, maximum 85%; Verified credit history - Credit score 773, minimum required 680;	TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure. - Recording fees increased from $214 to $256.50 which is more than 10% from the initial Loan Estimate. There is a COC form in the file dated xx/xx/xx, however no reason valid reason disclosed on the COC for the increase. - EV2 Post-Closing Corrective Action- PCCD, LOE, refund check, and proof of trackable delivery received.	APPR 0046 Missing Third Party Appraisal Review - Missing secondary appraisal review product. SSR scores for the appraisal exceed 2.5. - 02/20/24 AVM received. Value returned at $XXXX. Variance of -5.04% is w/in acceptable tolerance of 10%

APRV 0010 Underwriting Loan Approval is Deficient - Missing final UW Approval and 1008 with the corrected LTV and CLTV.  The figures on the documents in the file are based on the current appraised value, however since the property was purchased less than 12 months ago the purchase price - $XXXX per the appraisal is to be used for LTV and CLTV calculation. - 02/22/24 Updated 1008 and approval received.

900000809	XXXX	Funded	1	1	1	1	Verified housing payment history - 50+ mths of mtg history verified 0x30 per CBR.;	APPR 0046 Missing Third Party Appraisal Review - Review is pending receipt of BPO as required by investor. - 02/24/2024 - Recd 3rd Party BPO; value supports the original appraisal value with -4.8% variance. APPR 0046 Exception Cleared;

TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Final CD dated 02/15/24 disclosed Estimated Taxes, Ins, & Assessments of $XXX w/ Estimated Property Costs over Year 1 of $XXX (11mths).  Review is pending verification of subject HOA dues to verify. - 03/13/24 Verification of subject HOA fees received.  Review confirmed lender disclosure was accurate.

CRED 0133 HOA Payment is not verified - Missing verification of subject HOA dues.  Review used XXX per month per the PCR.  1008 reflects $XX per month was used to qualify. - 03/13/24 Screen print that verifies semi-annual assessments-pool access of $XXX received. Print out verifies payments made XX/XX/XX and XX/XX/XX.

900000804	XXXX	Funded	2	1	2	1					TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Final CD dated XX/XX/XX disclosed Estimated Taxes, Ins, & Assessments of $XX with Estimated Property Costs over Year 1 of XXXX (11 mths). Review calculated Estimated Taxes, Ins, & Assessments of $XXX with Estimated Property Costs over Year 1 of $XXXX. (HOI $XX / Taxes $XX). - EV2 Post-Closing Corrective Action- LOE and PCCD reflecting corrected Estimated Taxes, Ins, & Assessments received 03/07/24.
900000803	XXXX	Funded	1	1	1	1	CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing copy of most recent statement for credit account ending in XXXX to verify payoff amount of $XXXX was sufficient to pay the account balance in full. Balance on Credit report dated XX/XX/XX $XXXX. - 03/06/24 Statement ending 02/23/24 received reflecting a current balance of $XXXX. Payment of $XXXX left an outstanding balance of $XXX. Review added payment of $XX to liabilities (5% of remaining balance). Review updated DTI 43.17%, max allowed 45%.

900000796	XXXX	Funded	2	1	2	1				Net tangible benefit - Borrowers paid off $xxx in consumer debt with subject transaction eliminating $xx in monthly payments.; Verified housing payment history - 47 months of verified combined housing payment history paid 0x30 per credit report. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser include an executed certification stating the appraisal was prepared in accordance Title XI of FIRREA and any implementing regulations. - EV2 Non-Material
900000870	XXXX	Funded	2	1	1	2	Verified housing payment history - 105 combined months of housing paid 0x30 per credit report.; Verified employment history - Borrower has been employed with the same employer for 10 years. ;	APPR 0002 Appraisal is Incomplete - Review is pending Investor approval of separate Standard AVM and Separate Exterior inspection. File contains a AVM effective XX/XX/XX and separate Exterior PCI- Property Condition Inspection XX/XX/XX. Per guideline AVM with exterior property inspection indicating average condition or better (max 13 forecast standard deviation) Must be an approved AVM provider. - Investor acknowledged exception for separate AVM and PCI.	CRED 0070 Calculated Amortized Term does not match Term of Note - Note states payment of $XXX for 360 months. Calculated payment based on loan amount of $XXX, Interest Rate of X% amortization over 360 mths is $XXX - 4/9/2024 - Exception is cleared with the attached corrected note. CRED 0070 Exception Cleared;

TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - Final CD dated 02/28/24 reflects P&I of XXX.  Calculated payment based on loan amount of $XXX, Interest Rate of X% amortization over 360 mths is $XXX -- - 4/26/2024; received copy of payment history showing principal curtailment for $XXX. LOE to borrower previously verified. Exception cleared TPR Error.

TRID 0078 Last Closing Disclosure Total Interest Percentage (TIP) > System Calculated - Final CD dated XX/XX/XX reflects P&I of XXX.  Calculated payment based on loan amount of $XXXX, Interest Rate of X% amortization over 360 mths is $XX -- - 4/26/2024; received copy of payment history showing principal curtailment for $360. LOE to borrower previously verified. Exception cleared TPR Error.

900000855	XXXX	Funded	2	1	2	1	Established credit history - Open and active tradelines date back to XXXX without any late payments. ; Verified credit history - Credit score 807, minimum required 680; Low DTI - DTI is 24.94%, maximum allowed 45%;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Estimated Property Costs over Year 1 matches the documented annual taxes and insurance, however per the title commitment the property appears to be in a PUD. Per Zillow the HOA dues are $XX/month, $XXX/year. Using this the Estimated Property Costs over Year 1 are $XXXX. - EV2 Post-Closing Corrective Action - 04/15/24 LOE to borrower received. 4/10/2024 - Recd PCCD.	CRED 0133 HOA Payment is not verified - Missing verification of subject HOA dues. The property is in a PUD per title. The appraisal does not indicate the property as being in a PUD but includes PUD in the legal description. (Bank statements reflect $XX/month paid to XXX. - 03/07/24 Updated appraisal reflecting the property as a PUD received for APPR 0076 - Appraisal Discrepancy. HOA information verified with updated appraisal.

DEED 0007 Missing PUD Rider - Missing PUD rider to the Deed of Trust.  Legal per title "Lot XXX, XXX NO. X P.U.D., a Planned Unit Development, according to the official plat thereof, on file and of record in the office of the XXXX. - 03/27/24 Copy of corrected and recorded DOT w/PUD Rider received.

APPR 0076 Appraisal Discrepancy  - The appraisal does not indicate the property as being in a PUD as verified by title.  The discrepancy is not addressed in the report.     - 03/07/24 Updated appraisal reflecting the property as a PUD received.  HOA information verified.

APRV 0001 Missing Underwriter Loan Approval - Missing Underwriter Loan Approval, only an unsigned 1008 was in the file. - 3/18/2024 - Exception is cleared with the attached underwriting decision. APRV 0001 Exception Cleared;

TRST 0001 Missing Inter Vivos Revocable Trust Agreement - Missing copy of the XXX Trust dated XX/XX/XX. - 4/2/2024 - Exception is cleared with the attached copy of the trust agreement. TRST 0001 Exception Cleared;

900000807	XXXX	Funded	1	1	1	1
900000817	XXXX	Funded	1	1	1	1	Verified housing payment history - 70 months of combined housing history paid 0x30 per credit report.; Verified employment history - B1 has been working for the same employer for 17 years and B2 has been with same employer for 13 years. ;	TITL 0013 Title Policy - Schedule A Exception - Missing evidence of title confirming sufficient policy amount to cover loan amount of $XXXX. Commitment in file reflects proposed policy amount of $XXXX. - 3/12/2024 - Exception is cleared with the attached updated title commitment. TITL 0013 Exception Cleared;

900000811	XXXX	Funded	1	1	1	1	Verified housing payment history - 78 combined months of housing history paid 0x30 per credit report. ; Net tangible benefit - Borrowers paid off consumer debt totaling $xxxx with subject transaction eliminating $xxx in monthly payments. ; Income verified was not used in qualifying - B2 income supports greater earnings than used to qualify. ;	COMP 0006 Missing Initial Disclosure(s) - Missing copies of all initial disclosures provided to the borrower on xx/xx/xx. Only the LE was provided for review, all other disclosures are dated xx/xx/xx. (Disclosure tracking verifies documents were sent via US mail. - 03/13/24 Copies of all initial disclosures issued xx/xx/xx received.

COMP 0035 Affiliated Business Disclosure Not Provided Within 3 Business Days of Application - ABD in file issued xx/xx/xx. Application Date is xx/xx/xx.  - 03/13/24 Copy of ABD issued xx/xx/xx received.

900000799	XXXX	Funded	2	1	2	1				Net tangible benefit - Borrowers paid off $XXXX with subject transaction eliminating $XXX in monthly payments. ; Verified housing payment history - 152 combined months of housing history paid 0x30 per the credit report. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraisal in file does not disclose the Certification that the Appraisal was completed with the Uniform Standards of Professional Appraisal Practice (USPAP) and Title XI of the Financial Institutions Reform, Recovery, and Enforcement Act (FIRREA) and its implementing regulations - EV2 Non-Material
900000800	XXXX	Funded	2	1	2	1				Verified housing payment history - 49 combined months of housing history paid 0x30 per credit report. ; Net tangible benefit - Borrower paid off $XXXX in consumer debt with subject transaction eliminating $XXX in monthly payments. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraisal in file does not disclose the Certification that the Appraisal was completed with the Uniform Standards of Professional Appraisal Practice (USPAP) and Title XI of the Financial Institutions Reform, Recovery, and Enforcement Act (FIRREA) and its implementing regulations. - EV2 Non-Material
900000818	XXXX	Funded	2	1	2	1	Verified reserves - Borrowers are receiving 33.01 months PITIA reserves from cash out proceeds, no reserves are required.; Verified ownership of subject property - The borrowers have owned the subject property for 26 years.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

- EV2 Non-Material	CRED 0095 Missing or Incomplete 4506-T/4506-C - Missing 4506-C signed by borrower 2. Borrower 1 signed copy only covers that individual. - 3/14/2024 - Recd form 8821 executed by B2 at application. CRED 0095 Exception Cleared;

900000806	XXXX	Funded	2	1	2	1	Verified housing payment history - 73 combined months of mortgage history paid 0x30 per credit report. ; Net tangible benefit - Borrower paid off $XXXX in consumer debt eliminating $XXXX in monthly payments. ; Verified employment history - Borrower has been employed with same employer for 17 years plus. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraisal in file does not disclose the Certification that the Appraisal was completed with the Uniform Standards of Professional Appraisal Practice (USPAP) and Title XI of the Financial Institutions Reform, Recovery, and Enforcement Act (FIRREA) and its implementing regulations.

											- EV2 Non-Material
900000816	XXXX	Funded	1	1	1	1	Verified reserves - Borrowers are receiving 26.60 months in PITIA reserves from the cash out proceeds, no reserves are required; Low DTI - DTI 30.77%, maximum acceptable 45%;	APRV 0010 Underwriting Loan Approval is Deficient - Missing updated 1008 to include the P&I from the 1st lien. Both the approval and the 1008 fail to include the P&I for the first mortgage in the HTI/DTI.

 - 3/18/2024 - Exception is cleared with the attached updated underwriting decision and 1008. APRV 0010 Exception Cleared;

900000829	XXXX	Funded	2	1	2	1	Verified housing payment history - Credit report confirms 30 months satisfactory mortgage rating.; Verified employment history - VOE confirms 7+ years employment with present employment.; Verified occupancy in subject property; Verified credit history - Middle credit score 723 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 78.66% CLTV < 85% Max Allowed.; Low DTI - 39.68% DTI < 45% Max Allowed.;	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - APR changed within 3 days of closing from 11.289% to 11.281%, which is deemed to be a benefit to borrower. - EV2 Non-Material Benefit to Borrower

APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

- EV2 Non-Material	CRED 0091 Missing Tax Transcript(s) - Missing XXXX Wage Transcript. Per guideline, wage and income transcripts are required for the years of qualifying income. - 04/05/24 2022 and XXXX Wage and Income transcripts received.

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing documentation to verify the date that the rate lock was updated to XX%.  File contains 2 COCs first is dated dated XX/XX/XX and give the explanation of change as reduced value, rate updated from XX% to XX%.  The 2nd COC dated XX/XX/XX also reflects an explanation of change as reduced value, rate updated from XX% to XX%. Cost to borrower for rate $XXXX, APR Updated. --  - 03/28/24 Finding cleared upon re-submission with COC.  Response recd from lender: The rate increase to XX% was disclosed on the attached LE issued XX/XX. Loan points $XXXX was applicable but I was unaware loan points dropped off the system through date initial CD was issued. Loan points added back when docs ordered. Borrower agreed to pay points for the rate XX% and a revised CD issued XX/XX/XX attached to disclose points added for the rate. COC details on revised CD copied from the initial LE to support reason for loan points added.

PROP 0003 Missing Required Property Inspection - Missing completion report. Appraisal was completed as-is, however, 1/2 bath is missing the sink and the flooring on the stairs has been removed. The estimated cost to cure provided by the appraiser is $XXXX-$XXXX. - 03/25/24 The incomplete items do not adversely affect the safety, soundness or structural integrity of the Mortgaged Premises.  Additionally the cost to cure is less than 1% of the ‘as completed’ value of the Mortgaged Premises.

900000820	XXXX	Funded	1	1	1	1				Verified housing payment history - Credit report confirms 28 months satisfactory mortgage rating.; Verified employment history - VOE confirms 15+ years with present employer.; Verified credit history - Middle credit score 759 with no history of delinquency reported. Minimum credit score required 680.; Low LTV/CLTV/HCLTV - 62.19% CLTV < 85% Max Allowed.; Low DTI - 27.11% DTI < 45% Max Allowed.;
900000822	XXXX	Funded	1	1	1	1	Verified reserves - Using liquid assets and cash out proceeds, the borrower will have 9.66 months PITIA reserves. No reserves required. ; Low LTV/CLTV/HCLTV - CLTV is less than 60%.;	APPR 0001 Missing Copy of Original Appraisal report - Missing Copy of Original Appraisal report. It is noted that the appraisal is required to verify if the property is fee simple or leasehold. It is also noted that the comments to clear the additional REO fraud alert reflect the subject property is two parcels including a main house and a guest house. - 3/12/2024 - Exception is cleared with the attached copy of the origination appraisal report. APPR 0001 Exception Cleared;

APPR 0044 HPML Appraisal Requirements are Not Met - Appraisal not in file, unable to review for HPML Appraisal requirements.  - 3/12/2024 - Exception is cleared with the attached copy of the origination appraisal report. APPR 0044 Exception Cleared;

900000813	XXXX	Funded	2	2	2	1	Net tangible benefit - Borrower paid off $XXXX in consumer debt with subject transaction eliminating $XXX in monthly payments.; Verified housing payment history - 106 combined months of housing history paid 0x30 per credit report. ;	TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final CD dated XX/XX/XX does not indicate if the borrower declined an escrow account or if the lender does not offer one. - EV2 Non-Material

APPR 0044 HPML Appraisal Requirements are Not Met - Appraisal in file does not disclose the Certification that the Appraisal was completed with the Uniform Standards of Professional Appraisal Practice (USPAP) and Title XI of the Financial Institutions Reform, Recovery, and Enforcement Act (FIRREA) and its implementing regulations. - EV2 Non-Material

											CRED 0004 Back-end Ratio exception (DTI) - 2.95% DTI exception. Review DTI of 47.95% exceeds max LRC guideline allowed of 45%. Lender 1008 reflects 49.85%. No evidence of Investor granted exception. - Investor Acknowledged Exception		APRV 0001 Missing Underwriter Loan Approval - Lender Approval missing from file. 1008 in file. - 03/08/24 Lender loan approval received.
900000802	XXXX	Funded	2	1	2	1	Verified employment history - Both borrowers have been with their current employer more than 5 years.; Low DTI - DTI 32.83%, maximum allowed 45%;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

											- EV2 Non-Material
900000821	XXXX	Funded	1	1	1	1	Verified reserves - Borrowers are receiving 21.19 months reserves from cash out proceeds, no reserves required ; Verified credit history - Credit score is 740, minimum required 700;	TITL 0009 Missing Required Property Title Search - The file does not include the title commitment/preliminary title report. The loan policy does not address the type of ownership. Per the appraisal, the subject is fee simple. - 03/08/24 Cleared, appraisal used to verify property is not leasehold. Jr Alta policy acceptable per guidelines.

TITL 0014 Title Policy - Schedule B Exception - The loan policy includes a survey exception.  No survey in the file. - 3/19/2024 - Recd response from settlement agent, "Unfortunately, since XX is not a survey requirement for (settlement agent) we do not have a survey affidavit for this state. Our affidavits are state specific for the states we require the affidavit. We would be happy to assist in getting one signed but it would need to be provided to us". ** Settlement agent confirmed requirement for survey affidavits are state specific, thus exception cleared. TITL 0014 Exception Cleared;

900000812	XXXX	Funded	1	1	1	1				Net tangible benefit - Borrower paid off $xxx in consumer debt with subject transaction eliminating $xxx in monthly debt. ; Verified reserves - 280 months of reserves remain after closing. ;
900000815	XXXX	Funded	1	1	1	1				Verified housing payment history - 109 combined months of housing history paid 0x30 per credit report. ; Verified reserves - 16 months reserves remain after closing from cash out proceeds. ;
900000827	XXXX	Funded	2	1	2	1				Net tangible benefit - Borrowers paid off $XXXX in consumer debt with subject transaction eliminating $XXXX in total monthly payments. ; Verified employment history - B1 has been on job with employer for 29 years plus and B2 has been with same employer for 17 years plus. ; Verified housing payment history - 93 combined months of housing history paid 0x30 per credit report. ;	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - ROR expiration date is the same as the disbursement date. Recession period to be re-opened to allow borrower’s 3 business days. - 4/2/2024 - Reopened rescission period expired XX/XX/XX. ROR 0009 Exception Overridden to EV2;
900000848	XXXX	Funded	2	2	2	1	Verified employment history - Borrower has been employed with same employer for 16 years plus.; Net tangible benefit - Borrower paid off $XXX in consumer debt with subject transaction eliminating $XXX in monthly payments. ; Verified housing payment history - 98 combined months of housing history paid 0x30 per credit report. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations - EV2 Non-Material

PROP 0002 Property Type is prohibited - XXXX properties are not permitted per guidelines. - Investor Acknowledged Exception (Pre-close)	DD 0001 Missing Divorce Decree and/or Separation Agreement - Missing copy of Divorce Decree with XXXX to verify no Alimony or Child support obligations. Per title search case was filed XX/XX/XX. 1003 disclosed 4 dependents. - 04/17/27 LOE from borrower received. Borrower has 3 biological children and does not pay any child support. LOEs from biological mothers received confirming the same. Updated 1003 also received with number of dependents updated.

900000810	XXXX	Funded	2	1	2	1	Verified employment history - B1 has been employed with current employer for 7 plus years. ; Net tangible benefit - Borrowers paid off $xxxx in consumer debt along with existing 2nd lien of $xxxx with subject transaction eliminating $xxxx in total payments. ; Verified housing payment history - 126 combined months of housing history paid 0x30 per the credit report. Prior Home Equity history also paid 0x30 per credit report. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations. - EV2 Non-Material	CRED 0004 Back-end Ratio exception (DTI) - 5% DTI exception. Review DTI of 50% exceeds the max allowed of 45% per the (investor) guideline. Lender requested a DTI exception got 45.529% ; however, actual calculated is 50%. Variance is due to calculation of negative rental income on REO property owned. - 3/26/2024 - Exception set in error. Taxes and insurance are escrowed; DTI < 45% excluding Tax and Insurance that is escrowed with the mortgage for non-subject REO. CRED 0004 Exception Cleared;

INS 0001 Missing Sufficient Evidence of Insurance - Missing copy of current HOI policy.  Policy deck page provided reflects an expiration prior to the first payment. - 3/6/2024 - Exception re-reviewed and cleared; Binder in file "Special Conditions" section reflects policy period from xx/xx/xx-xx/xx/xx and premium paid in full. INS 0001 Exception Cleared;

900000825	XXXX	Funded	2	1	2	1				Verified employment history - Borrower has been employed with same employer for 19 plus years.; Net tangible benefit - Borrower paid off $XXX in consumer debt with subject transaction eliminating $XXXX in total monthly debt. ; Verified housing payment history - 126 combined months of housing payments made 0x30 per credit report. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations. - EV2 Non-Material
900000824	XXXX	Funded	1	1	1	1	Verified employment history - Borrower has been employed with current employer for 6 years plus.; Verified housing payment history - 155 combined months of housing paid 0x30 per credit report. ;	TRID 0188 Missing proof that all title holders received a copy of the Final CD at or prior to closing - Review is pending receipt of the QCD to verify that title holder was removed from title and thus not required to receive CD/ROR. - 03/25/24 Copy of recorded QCD received.

TITL 0013 Title Policy - Schedule A Exception - Missing copy of fully executed Quit Claim Deed by title holder  granting property solely to the borrower.  QCD in file was executed by the borrower only.  - 03/25/24 Copy of recorded QCD received.

CRED 0093 Credit Documentation is Insufficient - Missing complete copy of Debt Collection letter signed by Attorney. Letter appears to be missing the initial pages. Unable to determine what debt was referenced. - 3/29/2024 - Exception is cleared with the attached copy of pg1 HOA judgement payoff. CRED 0093 Exception Cleared;

900000814	XXXX	Funded	1	1	1	1	Net tangible benefit - Borrowers paid off $xxxx in consumer debt with subject transaction eliminating $xxx in total monthly payments.; Verified housing payment history - 75 months combined housing payments paid 0x30 per credit report. ;	CRED 0004 Back-end Ratio exception (DTI) - 1.94%% DTI exception. Review DTI is 46.94%%. Lender 1008 DTI is 44.764%. Variance is in liabilities. - 3/26/2024 - Exception set in error; DTI < 45% with installment tradeline < 10 Mos excluded. CRED 0004 Exception Cleared;

900000850	XXXX	Funded	2	1	2	1	Verified employment history - Borrower has been employed with current employer for 16 plus years.; Income verified was not used in qualifying - Borrower has history of earning overtime and other pay that was not considered in qualifying. Earning amount varies year to year but history of earnings is established. ; Verified housing payment history - 69 combined months of housing history paid 0x30 per credit report. ; Net tangible benefit - Borrower paid off consumer debt totaling $XXX with subject transaction eliminating $XXX in monthly payments. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations. - EV2 Non-Material	DEED 0005 Mortgage/Deed of Trust is not Recorded - Missing copy of recorded mortgage/DOT or copy of the lenders closing instructions to the settlement agent to verify the requirement to record. - 04/15/24 Copy of recorded DOT received.

900000844	XXXX	Funded	1	1	1	1				Verified housing payment history - 160 combined months of housing history paid 0x30 per credit report. ; Conservative use of credit - Borrowers have no open installment debts and three total open and active revolving accounts in addition to the mortgage account. Two of the three revolving account balances were paid off with the subject transaction. The account remaining active with a balance after closing has a 99 month history paid 0x30. ; Verified reserves - 89 months reserves verified after closing when guidelines did not require any. ;			APRV 0001 Missing Underwriter Loan Approval - Missing lender loan approval. Only the Suspense notice and 1008 were provided for review. - 03/27/24 Lender loan approval received.
900000920	XXXX	Approved	2	1	2	1	Verified housing payment history - 122 months of combined mortgage history paid 0x30 per credit report. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Missing appraiser certification stating the appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations. - EV2 Non-Material	APPR 0046 Missing Third Party Appraisal Review - Missing FNMA/FHLMC SSR reports. - 03/25/24 AVM received.

APPR 0043 Missing Appraiser License - Missing copy of Appraiser License to confirm active. Per signature line, number is XXXX and expiration date is XX/XX/XX.  - 03/25/24 Appraiser license lookup received.

900000832	XXXX	Funded	2	1	2	1	Net tangible benefit - Borrower paid off $XXX in consumer debt with subject transaction eliminating $XXX in total monthly payments. ; Verified housing payment history - 104 combined months of housing payments paid 0x30 per credit report. ; Verified employment history - Long term employment history for borrower verified.;	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - Variance is 0.157% - CD XX/XX/XX APR 10.298% , CD XX/XX/XX APR 10.141%

 - EV2 Benefit to Borrower.

ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Final CD dated XX/XX/XX reflects a disbursement date of XX/XX/XX which is the same date as the ROR expiration date. - EV2 Post closing corrective action-04/03/24 Final settlement statement received. Disbursement date of XX/XX/XX verified. XX/XX/XX PC CD w/LOE to the borrower received.	APRV 0001 Missing Underwriter Loan Approval - Missing lenders loan approval. Only the 1008 was provided. - 03/25/24 Loan approval received.

HUD 0001 Missing Final HUD-1 - Missing copy of the final settlement statement to verify the disbursement date. Only the estimate was provided. Final CD dated XX/XX/XX reflects a disbursement date of XX/XX/XX which is the same date as the ROR expiration date - 04/03/24 Final settlement statement received.  Disbursement date of XX/XX/XX verified.

900000840	XXXX	Funded	2	1	2	1	Net tangible benefit - Borrower paid off $XXXX in consumer debt with subject refinance eliminating $XXX in total monthly payments. ; Low LTV/CLTV/HCLTV - Low 43.35% CLTV when guidelines allow up to 85% with minimum 700 fico score. Borrower score is 703. ;	TIL 0006 APR Violation - The (10.594%) disclosed APR exceeds the actual APR of (10.46%) by more than .125%. The ($57,624.59) disclosed finance charge does not exceed the actual finance charge of ($57,624.59); so the overdisclosed APR is not based upon an overdisclosed finance charge amount. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than 3 business days before consummation. If a corrected Closing Disclosure is delivered to a consumer other than in person, a consumer is deemed to have received it 3 business days after it is mailed or delivered. (12 CFR 1026.17(f); 1026.38; 1026.19(f); 1026.22(a)(2); OSC 17(c)(2)(ii)-1) - EV2 Non-Material -Benefit to borrower	CRED 0093 Credit Documentation is Insufficient - Missing verification of XXXX account reported as paid off with subject transaction with a balance of $XXXX as noted on CD dated XX/XX/XX. This account was not verified on credit report in file. - 03/27/24 Verification of discover balance verified with CBR.

900000830	XXXX	Funded	2	1	2	1				Verified employment history - Borrower has been employed for 8 plus years with current employer and Co-borrower has been employed for 7 plus years with current employer. ; Verified housing payment history - 90 combined months of subject property mortgage history paid 0x30 per credit report. 102 combined months of satisfactory mortgage history on borrowers primary residence paid 0x30 per the credit report. ;	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - APR decrease from 10.957% to 10.018% due to loan amount decrease. - EV2 Non-Material - Benefit to Borrower
900000819	XXXX	Funded	2	1	2	1	Verified employment history - B1 has been employed with the same employer for 27 years plus. B2 has been employed with the same employer for 14 years plus. ; Verified housing payment history - 137 combined months of housing history paid 0x30 per credit report. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

											- EV2 Non-Material
900000837	XXXX	Funded	2	2	2	1	Verified housing payment history - 54 combined months of satisfactory mortgage history paid 0x30 per credit report. ; Net tangible benefit - Borrower paid off existing line of credit for $XXX and additional $XXX in consumer debt with subject transaction eliminating $XXX in total monthly payments. ; Verified employment history - Borrower has been employed with same employer for 7 plus years.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraisal in file does not disclose the Certification that the Appraisal was completed with Title XI of the Financial Institutions Reform, Recovery, and Enforcement Act (FIRREA) and its implementing regulations. - EV2 Non-Material

CRED 0087 Tax Returns/Transcripts are Insufficient - Investor approved use of borrower provided wage transcripts  - Investor Acknowledged Exception

TITL 0014 Title Policy - Schedule B Exception - Missing evidence that Judgment on Schedule B of title (Item #9 ) has been satisfied and removed. - 4/3/2024 - Exception is cleared with the attached copy of the recorded acknowledgement of full satisfaction. TIT 0014 Exception Cleared;	CRED 0004 Back-end Ratio exception (DTI) - Review DTI of 53.58% exceeds the guideline max of 45%. Lender DTI per 1008 is 40.061%. Tape DTI is 44.94%. XXXX debt was excluded in qualifying. Review calculated payments based on 1% of the outstanding balance. Credit report reflects payments were deferred to XX/XX/XX. - 4/3/2024 - "The XXXX is under XX starting #/##/####, see document attached." Attached letter confirms $0 payment under XXX plan. DTI < 45% max with XXXX excluded. CRED 0004 Exception Cleared;

TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - APR exceeds exceeds actual APR by .133%. COC on XX/XX/XX states APR was incorrect on CD issued XX/XX/XX. --The (11.153%) disclosed APR exceeds the actual APR of (11.0204%) by more than .125%. The ($103,852.27) disclosed finance charge does not exceed the actual finance charge of ($103,852.27); so the overdisclosed APR is not based upon an overdisclosed finance charge amount. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than 3 business days before consummation. If a corrected Closing Disclosure is delivered to a consumer other than in person, a consumer is deemed to have received it 3 business days after it is mailed or delivered. (12 CFR 1026.17(f); 1026.38; 1026.19(f); 1026.22(a)(2); OSC 17(c)(2)(ii)-1)

 - EV2 Non-Material

900000856	XXXX	Funded	1	1	1	1	Income verified was not used in qualifying; Verified reserves; Verified employment history;	TRID 0134 Missing E-Sign Disclosure

TRID 0089 Disclosed Finance Charge Must Be >= Actual Finance Charge - $35

APPR 0002 Appraisal is Incomplete

TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))

TRID 0077 Last Closing Disclosure Total Interest Percentage (TIP) < System Calculated

900000895	XXXX	Funded	2	1	2	1	Net tangible benefit - Borrower paid off $XXXX in consumer debt with subject transaction eliminating $XXXX in total monthly payments. ; Verified housing payment history - 33 combined months of housing history paid 0x30 per credit report.; Verified employment history - Borrower has been employed with current employer for 5 years plus. ; Verified reserves - 24 months verified reserves remain after closing when guidelines required none be verified. ; Low LTV/CLTV/HCLTV - Low 47.95% CLTV when guidelines allow up to 75%. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraisal in file does not disclose the Certification that the Appraisal was completed in accordance with Title XI of the Financial Institutions Reform, Recovery, and Enforcement Act (FIRREA) and its implementing regulations - EV2 Non-Material

TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final CD does not indicate if the borrower declined an escrow account or if the lender does not offer one. - EV2 Non-Material	TITL 0014 Title Policy - Schedule B Exception - Provide final title to confirm judgments listed on Title are cleared and removed. - 5/10/2024 - Recd loan policy with no title exceptions. TITL 0014 Exception Cleared;

APRV 0001 Missing Underwriter Loan Approval - Loan Approval is missing. File only contains Lender 1008. - 3/29/2024 - Exception is cleared with the attached underwriting decision. APRV 0001 Exception Cleared;

900000858	XXXX	Funded	2	2	1	1	Net tangible benefit - Borrower paid off all open/active consumer accounts on credit report totaling $XXXX with the subject transaction eliminating $XXX in total monthly payments. ; Verified housing payment history - 106 combined mortgage payment history paid 0x30 per credit report. ;	PROP 0002 Property Type is prohibited - Missing Investor acceptance of Property type. Subject property location is reflected to be XXXX, located in XXXX town of XXXX. LRP Guidelines do not allow for XXXX property location. - Investor Approved Exception - 04/04/24 investor exception form dated 02/16/24 received.	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC or general credit for addition of loan discount fee on CD issued XX/XX/XX. COC (Page 429) is blank. -- - 04/09/24 Explanation for fee increase received w/supporting documentation from lender.

900000836	XXXX	Funded	1	1	1	1				Net tangible benefit - Borrower paid off $XXX 2nd lien and $XXX in consumer debt with subject transaction to eliminate $XXX in total monthly payments. ; Verified employment history - Borrower has been employed with current employer for 15 years plus.; Verified housing payment history - 65 combined months of mortgage history paid 0x30 per credit report. ;			APPR 0043 Missing Appraiser License - Missing copy of current license for XXX Lic XXX. Copy of license provided expired XX/XX/XX. - 04/03/24 Copy of current appraiser license received.
900000838	XXXX	Funded	1	1	1	1	Verified reserves - 60 months of verified reserves remain after closing per personal funds verified. This does not take into account the cash out received at closing. ; Verified housing payment history - Verified 39 months mortgage history for primary residence and 27 months for subject property all paid 0x30. ; Low DTI - Low 18.79% DTI when guidelines allow up to 45%.;	CRED 0082 Income Documentation is Insufficient - Missing signed business narrative confirming business operation, primary products and services, who is customer base, number of full-time employees and any other information to help with identifying eligible bank deposits. - 04/03/24 Borrower LOE received. LOE explains the description of the business operation, primary services, customer base, number of employees.

DEED 0013 Missing Second Home Rider - Missing 2nd Home Rider.  - 4/1/2024 - Exception is cleared with the attached copy of the borrower executed Second Home Rider. DEED 0013 Exception Cleared;

GIDE 0001 Guideline Exception(s) - Missing the XXXX Business bank statement ending. Guidelines require bank statements be dated within 60 days of Note date. - 4/8/2024 - Exception is cleared with the attached business bank statement. GIDE 0001 Exception Cleared;

APRV 0001 Missing Underwriter Loan Approval - Missing Lender loan Approval. 1008 only is in file. - 4/1/2024 - Exception is cleared with the attached conditional approval. APRV 0001 Exception Cleared;

900000839	XXXX	Funded	1	1	1	1				Verified housing payment history - 111 combined months of mortgage payment history paid 0x30 per credit report. ; Verified employment history - B1 has been employed for 8 years plus with same employer and B2 has been employed for 11 years plus with same employer. ;
900000859	XXXX	Funded	2	1	1	2	Verified employment history - Borrower has been employed with current employer for 11 years plus. ; Verified housing payment history - 83 combined months of mortgage history paid 0x30 per credit report. ; Low LTV/CLTV/HCLTV - Low 55% CLTV when guidelines allow up to 85% with minimum 700 FICO score. ;	APPR 0002 Appraisal is Incomplete - Missing full appraisal. AVM only in file. Confidence score is 74 with FSD of 0.26. LRC guidelines require a Confidence score of at least 90 or a full appraisal is required. Review is pending Investor approval of separate Standard AVM and Separate Exterior inspection. File contains a AVM by XXX effective XX/XX/XX and separate Exterior PCI- Property Condition Inspection dated XX/XX/XX. Per guideline AVM with exterior property inspection indicating average condition or better (max 13 forecast standard deviation) Must be an approved AVM provider. - EV2 Investor Acknowledged Exception to allow for use of PC AVM. PC AVM 04/12/24, value $XXXX, Confidence 92.	CRED 0091 Missing Tax Transcript(s) - Missing proof of attempted request of B2 XXXX IRS 1099 transcript and the XXXX IRS 1099 to confirm income. No proof of any requests present for B2. - 4/11/2024 - Recd B2 XXXX Wage Transcript and Income Transcripts reflecting no record of return filed and XXXX/XXXX transcripts. CRED 0091 Exception Cleared;

900000842	XXXX	Funded	1	1	1	1	Verified housing payment history - 141 combined months of mortgage payments paid 0x30 per credit report. ; Verified employment history - B1 has been employed with same employer for 4 plus years.

B2 has been employed with same employer for 14 plus years.;	COMP 0006 Missing Initial Disclosure(s) - Missing a complete copy of all initial disclosures sent to the borrower XX/XX/XX as per the disclosure tracking. - 04/03/24 Complete copy of the initial disclosure package received.

900000834	XXXX	Funded	1	1	1	1	Verified employment history - Borrower has been employed with the same employer for 24 years.; Verified housing payment history - 99 months of verified mortgage payments paid 0x30 per credit report. ; Income verified was not used in qualifying - Borrowers paystub and VOI confirm other earnings since employment that was not considered in qualifying. Only the base monthly salary was used in qualification. ;	TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - Unable to verify cause of variance, lender Mavent report not provided for review.--T --The Maximum Principal and Interest Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (720.69), while the Calculated Projected Payments Table has a value of (721.14) - 4/2/2024 - Exception auto cleared upon resubmission (2nd lien pmnt based on 366 days). TRID 0092 Exception Cleared;

TRID 0089 Disclosed Finance Charge Must Be >= Actual Finance Charge - $35 - Unable to verify cause of variance, lender Mavent report not provided for review.--The disclosed finance charge ($179,401.07) is ($110.93) below the actual finance charge ($179,512.00). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1) - 4/2/2024 - Exception auto cleared upon resubmission (2nd lien pmnt based on 366 days). TRID 0089 Exception Cleared;

900000849	XXXX	Funded	2	1	2	2	Net tangible benefit - Borrowers paid off $XXX in consumer debt with the subject transaction eliminating $XXX in monthly payments. ; Income verified was not used in qualifying - Borrower has additional income earnings documented on present job that was not considered in qualifying.; Verified housing payment history - 85 combined months of mortgage history paid 0x30 per credit report. ; Minimal outstanding debt - Borrower paid off all outstanding consumer debt exception one revolving with a small balance. Subject 2nd lien loan reflects a 20 year amortization, thus payout is a shorter term. ;	TRID 0189 Missing "Paid To" designee on Closing Disclosure (12 CFR 1026.38(f)(1-5)) - Missing the payee for the Notary - Mobile Signing Service Fee on the (##/##/##) CD - EV2 Non-Material

APPR 0002 Appraisal is Incomplete - Review is pending Investor approval of separate Standard AVM and Separate Exterior inspection.

 - 4/17/2024 - Recd investor acknowledgment. APPR 0002 Investor Acknowledged Exception;

ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Condition cited for final settlement statement / final CD to confirm actual disbursement date. - EV2 Post-Closing Corrective Action- LOE and PC CD reflecting a disbursement date of (##/##/##) received.	APP 0004 Initial 1003 Application is Incomplete - Missing the Lender Loan Information section of the Initial 1003 - 04/17/24 Loan Information section of the Initial 1003 received.

HUD 0001 Missing Final HUD-1 - Missing final settlement statement to verify the disbursement date and final CD  - 04/03/24 Final settlement statement received confirming disbursement date of (##/##/##).

APRV 0001 Missing Underwriter Loan Approval - Missing Lender Approval, only an unsigned 1008 is in the file  - 04/03/24 Lender loan approval received.

APP 0002 Final 1003 Application is Incomplete - Missing the Lender Loan Information section of the Final 1003. - 04/03/24 Lender Loan Information to the final 1003 received.

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC or lender credit for the following fee increases: Loan Discount increased form $1,353.10 to $1,563.10 on the (##/##/##) CD, no COC form provided.

 - 04/03/24 COC for rate extension received.

900000843	XXXX	Funded	1	1	1	1				Net tangible benefit - Borrowers paid off $XXX in total consumer debt with the subject transaction eliminating $XXX in monthly payments. ; Verified housing payment history - 156 combined months of mortgage payment history paid 0x30 per credit report. ; Low LTV/CLTV/HCLTV - Low 41.68% CLTV when guidelines allow up to 85% based on 725 fico score. ;
900000917	XXXX	Funded	2	1	2	1	Verified employment history - Borrower has been with current employer for 5 years plus.; Verified reserves - 47 months reserves remain after closing from cash out proceeds. Guidelines allow use of cash out to meet the minimum 2 months required. ; Verified housing payment history - 66 combined months of mortgage payment history paid 0x30 per credit report. ;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Final CD dated XX/XX/XX disclosed $XXXX, which is only hazard insurance. Total annual property cost for tax and insurance is $XXXX. - EV2 Post-Closing Corrective Action -05/30/24 PCCD and LOE received. PC CD reflects corrected corrected Estimated Taxes, Estimated Property Costs over 1 year of $XXX (12 mths).	CRED 0082 Income Documentation is Insufficient - Missing copy of XXXX Wage Transcript for borrower. File contains two copies of XXXX. - 4/17/2024 - Exception is cleared with the attached wage transcript. CRED 0082 Exception Cleared;

COMP 0010 Missing Affiliated Business Disclosure - ABD not in file. Per FACTS Disclosures, broker and lender have no affiliates. However, the settlement agent, XXXX, has same phone number as broker XXXX.  - 4/19/2024 - Recd borrower signed ABD confirming an affiliation between the broker and the settlement agent. COM 0010 Exception Cleared;

APRV 0001 Missing Underwriter Loan Approval - Missing Lender Approval from file. File only contains an unexecuted 1008.  - 4/10/2024 - Exception is cleared with the attached underwriting decision. APRV 0001 Exception Cleared;

900000831	XXXX	Funded	2	1	2	1	Net tangible benefit - Borrowers paid off consumer debt totaling $XXXX with subject transaction eliminating $XXXX in monthly payments. ; Verified housing payment history - 135 combined months of mortgage payment history paid 0x30 per credit report. ;	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - CD dated XX/XX/XX Disclosed APR 14.462%

CD dated XX/XX/XX Disclosed APR 14.325%

											CD dated XX/XX/XX Disclosed APR 14.325% - EV2 APR decreased, benefit to borrower.
900000833	XXXX	Funded	2	1	2	1				Verified housing payment history - 84 combined months of mortgage payment history paid 0x30 per credit report. ; Net tangible benefit - Borrowers paid off $XXX in consumer debt with subject transaction eliminating $XXX in total monthly payments. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraisal does not contain verbiage affirming that it was prepared in accordance with Title XI of FIRREA and any implementing regulations. Appraisal does not meet CFPB Safe Harbor criteria for HPML Appraisals. - EV2, Non-Material.
900000845	XXXX	Funded	2	1	2	1				Verified housing payment history - 146 combined months of mortgage history paid 0x30 per credit report. ; Verified credit history - Indicator credit score is 782 when guidelines require 700. Credit history reported on credit report has all been paid 0x30 with oldest reporting active tradeline from XX/XXX (22 years). No derogatory credit noted. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraisal in file does not disclose the Certification that the Appraisal was completed with the Uniform Standards of Professional Appraisal Practice (USPAP) and Title XI of the Financial Institutions Reform, Recovery, and Enforcement Act (FIRREA) and its implementing regulations - EV2 Non-Material
900000846	XXXX	Funded	2	1	2	1				Net tangible benefit - Borrower paid off consumer debt totaling $XXXX with subject transaction eliminating $XXX in monthly payments. ; Verified employment history - Borrower has been employed with same employer for 29 years plus. ; Verified housing payment history - 130 combined months of housing payment history paid 0x30 per credit report. ;	FACT 0002 Borrower(s) Did Not Receive "Right to Receive Credit Scores" - The credit report reflects scores returned from all three repositories for both borrowers, but the disclosures only reflect the Experian scores and reflect no scores returned from TransUnion or Equifax. - EV2 Non-Material
900000867	XXXX	Funded	1	1	1	1				Verified housing payment history - 117 combined months of mortgage payment history paid 0x30 per credit report. ; Verified employment history - B1 has been on the job with same employer for 7 years plus. B2 has been employed with employer for 16 years plus.;			APRV 0001 Missing Underwriter Loan Approval - Missing lender approval, only an unsigned 1008 is in the file. - 04/15/24 Lender loan approval received.
900000835	XXXX	Funded	1	1	1	1				Verified housing payment history - 108 combined months of housing mortgage history paid 0x30 per credit report. ; Net tangible benefit - Borrower paid off $XXX in consumer debt with subject transaction eliminating $XXX in total monthly payments.; Verified employment history - Borrower has been employed with same employer for 23 years plus.;
900000852	XXXX	Funded	2	1	2	1				Verified housing payment history - 37 months mortgage history paid 0x30 per credit report.; Verified credit history - Indictor credit score of 777 with all credit reporting on credit report paid 0x30 with oldest active tradeline dating back to XX/XXXX. ; Verified reserves - 29 months reserves verified when guidelines require 2 months. Funds verified in amount of $XXX plus the cash out received from the subject transaction. Guidelines allow cash out to meet reserves.; Low DTI - Low 24.70% DTI when guidelines allow up to 45%. ;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Amount disclosed on page 1 of the final CD issued for taxes, insurance and HOA is $XXXX monthly. Annually would be $XXXX. Pages 4 of the CD reflects $XXXX annually ($XXXX monthly). Calculated $XX annually / $XXX monthly. Hazard on is $XXX annually. $XXXX monthly. 1008 reflects $XXXX monthly. - 4/18/2024 - Exception is overridden to EV2 with the attached PCCD, updated taxes and insurance with 11 months property costs disclosed. TRID 0204 Exception Overridden to EV2;
900000857	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 42.69% when guidelines allow up to 85%. ; Verified housing payment history - 132 months of combined mortgage payment record paid 0x30 per credit report.;
900000841	XXXX	Funded	1	1	1	1				Net tangible benefit - Borrower paid off $XXXX in consumer debt with subject transaction eliminating $XXX in total monthly payments. ; Verified housing payment history - 73 months of combined housing history paid 0x30 per credit report.;
900000894	XXXX	Funded	2	1	2	1	Verified housing payment history - 54 months of combined mortgage history paid 0x30 per credit report. ; Verified employment history - Borrower has been employed for 14 year with current employer. ;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for increase in Appraisal Fee from $65 to $605. Missing COC for addition of Doc Prep Fee for $200. This is a zero tolerance fee as it is paid to an affiliate. Prior LEs and CDs did not disclose a Doc Prep Fee. - 5/9/2024 - Recd PCCD, LOE, refund check $XXX, and courier tracking slip to evidence delivery to borrower XX/XX. TRID 0195 Exception Overridden to EV2;

TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure. - Missing COC for increase in Recording Fee from $115 to $201 on CD issued . - 5/9/2024 - Recd PCCD, LOE, refund check $XXX, and courier tracking slip to evidence delivery to borrower XX/XX. TRID 0195 Exception Overridden to EV2;	CRED 0092 Missing income calculation worksheet and/or detail - Missing evidence of most recent two years Wage Transcripts. None in file. - 05/08/24 Wage & income transcripts for (two years) received.

TRID 0134 Missing E-Sign Disclosure - E-Sign Disclosure not in file.  - 4/19/2024 - Exception is cleared with the attached copy of the borrowers eConsent. TRID 0134 Exception Cleared;

TITL 0003 Title Issue affecting Lien Position - Title Commitment shows UCC Lien. Email says a termination was requested. Copy of termination not in file, final title policy not in file. Unable to verify 2nd lien position. - 4/29/2024 - Exception is cleared with the attached UCC termination. TITL 0003 Exception Cleared;

900000862	XXXX	Funded	1	1	1	1	Verified housing payment history - 92 months of combined mortgage pay history paid 0x30 per credit report. ; Net tangible benefit - Borrower paid off $XXXX in consumer debt with subject transaction eliminating $XXXX in monthly payments. ; Verified employment history - Borrower has been employed with same employer for 19 years. ;	TRID 0023 Last Loan Estimate Sent Method Not In Person and No Received Date - Missing evidence of delivery for last LE. - 4/15/2024 - Exception is cleared with the attached disclosure tracking. TRID 0023 Exception Cleared;

900000864	XXXX	Funded	1	1	1	1				Verified employment history - B1 VOE confirms 9+ years employment with present employer. B2 VOE confirms 32+ years employment with present employer.; Verified housing payment history - Credit report confirms 203+ months satisfactory mortgage rating.; Verified credit history - Middle credit scores 777/741 with no history of delinquency reported. Minimum required 680.; Low LTV/CLTV/HCLTV - 66.95% CLTV < 85% Max Allowed.; Low DTI - 32.49% DTI < 45% Max Allowed.;			TRID 0023 Last Loan Estimate Sent Method Not In Person and No Received Date - Missing evidence of delivery for the Last LE.
900000866	XXXX	Funded	1	1	1	1				Verified housing payment history - The credit report reflects mortgage history back to xxxx with no reported lates. Guidelines require 24 months. ; Verified reserves - The borrowers are receiving 18 months PIIIA in cash out proceeds, no reserves are required.; Low DTI - DTI is 33.20%, maximum allowed 45%.;
900000863	XXXX	Funded	2	1	2	1	Verified reserves - Borrower is receiving 18.24 months PITIA reserves in cash out, no reserves required.; Verified credit history - The credit report reflects tradelines dating back to xxxx with no reported lates.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

- EV2 Non-Material	CRED 0087 Tax Returns/Transcripts are Insufficient - Missing explanation in the file for why the transcripts reflect two separate W2s while the borrower provided one consolidated. - 4/22/2024 - Review confirmed EIN changed on W2s, which is supported by online search. CRED 0087 Exception Cleared;

900000851	XXXX	Funded	1	1	1	1				Verified employment history - Borrower has been with same employer for 14 years plus. ; Verified housing payment history - 68 combined months of mortgage housing paid 0x30 per credit report. ;
900000928	XXXX	Funded	2	1	2	1				Net tangible benefit - Borrower paid off $xxxx in consumer debt with subject transaction eliminating $xxxx in total monthly payments. ; Verified employment history - Borrower has been employed with same employer for 17 years plus. ; Verified housing payment history - 125 combined months of mortgage payments paid 0x30 per credit report. ;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Disclosed Amount = xxxx. Calculated Amount = $xxx. - 4/15/2024 - Exception is overridden to EV2 with the attached PCCD and accompanying letter of explanation. TRID 0204 Exception Overridden to EV2;
900000916	XXXX	Funded	1	1	1	1	Verified housing payment history - 131 combined months of mortgage payments paid 0x30 per credit report. ; Verified employment history - B2 has been with current employer for 24 years. ;	CRED 0091 Missing Tax Transcript(s) - Missing Wage Tax Transcripts for B1. Only B2 Transcripts in file. B1 retired mid XXX. Missing prior years Wage transcripts and evidence that an attempt to pull year XXXX. - 05/17/24 Wage & Income transcripts for B1 received.

APRV 0001 Missing Underwriter Loan Approval - Missing Lender Underwriting Approval.  Only an unsigned 1008 is in file.   - 04/15/24 Lender loan approval received.

900000853	XXXX	Funded	1	1	1	1				Verified housing payment history - 70 combined mortgage payments with 0x30 payment history per credit report. ;
900000854	XXXX	Funded	1	1	1	1				Verified housing payment history - 138 combined months of mortgage payment history paid 0x30 per credit report. ; Net tangible benefit - Borrowers paid off consumer debt totaling $xxxx with subject transaction eliminating $xxxx in monthly payments. ;
900000860	XXXX	Funded	2	1	1	2				Verified reserves - The borrowers are getting 9.88 months PITIA reserves from cash out proceeds, no reserves required.; Verified housing payment history - The credit report reflects mortgage history dating back to 2010 without any reported lates.;	APPR 0029 Property Acreage exceeds 10 Acres - Subject property lot is XXXX acres. Properties greater than XX acres are not eligible for this loan program. - 4/19/2024 - Recd investor approved exception request. APPR 0029 Investor Acknowledged Exception;
900000869	XXXX	Funded	1	1	1	1	Verified housing payment history - 72 months of mortgage payment history paid 0x30 per credit report; Verified credit history - Indicator credit score is 767 with all credit reported on credit report paid 0x30 with oldest tradeline dating back to 03/2005. ; Low LTV/CLTV/HCLTV - Low 59.20% CLTV when guidelines allow up to 85%.;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Unable to validate lender's Estimated Taxes, Insurance, & Assessments of $xxxx with Estimated Property Costs over Year 1 XXXX. Review calculated Estimated Taxes, Insurance, & Assessments of $XXX with Estimated Property Costs over Year 1 of $XXXX. - 4/18/2024 - Exception re-reviewed and cleared. Lender disclosed the property tax without exemptions as more conservative approach. TRID 0204 Exception Cleared;

TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - Missing documentation to verify borrower receipt of the latest issue LE.

LE issued XX/XX/XX APR is 9.061%.

CD issued XX/XX/XX APR is 9.089%.

CD issued XX/XX/XX APR is 9.103%. Difference more than 3 days is 0.042.  - 4/19/2024 - Recd latest issued LE disclosure tracking. Exception is cleared. APR on the Initial CD 9.089 to Closing CD 9.103 difference of 0.014 < 0.125. TRID 0206 Exception Cleared;

900000871	XXXX	Funded	1	1	1	1				Verified housing payment history - 147 combined months of mortgage payments paid 0x30 per credit report. ;			DEED 0049 Mortgage/Deed of Trust is Incomplete - Mortgage is missing Page 7 of 7 which includes NMLS information. - 05/02/24 Copy of recorded DOT received with all pages included.
900000893	XXXX	Funded	2	1	2	1	Verified housing payment history - 128 combined mortgage payments paid 0x30 per credit report. ; Verified credit history - Indicator credit score of 779 with all credit both active and closed reflected to be paid 0x30 on all accounts. Borrower is conservative credit user.;	TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure. - COC states reason for fee changes is that the loan amount increased. The loan amount did not increase from the the prior LE. Missing valid COC for fee increase. -- The total amount of Closing Disclosure 10% Category fees ($484.20) increased by more than 10% from the total amount disclosed on the Loan Estimate sent on 2023-11-10, ($185.00). The total amount of fees in this category cannot exceed ($203.50) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)) - 5/9/2024 - Recs PCCD, LOE, refund check $XXX, and courier tracking slip to evidence delivery to borrower on XX/XX. TRID 0195 Exception Overridden to EV2;

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - COC states reason for fee changes is that the loan amount increased. The loan amount did not increase from the the prior LE. Missing valid COC for fee increase. -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on 2024-02-13: Documentary Tax Stamps for Mortgage/Deed of Trust - State. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - 5/9/2024 - Recs PCCD, LOE, refund check $XXXX, and courier tracking slip to evidence delivery to borrower on XX/XX. TRID 0195 Exception Overridden to EV2;	TITL 0013 Title Policy - Schedule A Exception - Missing final title policy to confirm Insured policy amount of $XXX. Title commitment reflects $XXX which is lower than Note amount. - 4/23/2024 - Exception is cleared with the attached updated title commitment. TITL 0013 Exception Cleared;

900000891	XXXX	Funded	1	1	1	1	Verified employment history - B2 has been on the job with same employer for 8+ years.; Verified housing payment history - 114 combined months of mortgage payments paid 0x30 per credit report. ; Verified reserves - 8 months reserves remain after closing when guidelines require none.;	CRED 0093 Credit Documentation is Insufficient - Per letter of explanation in file, borrowers state (creditor) account ending (####) is an incorrect entry. Account is reflected as past due. Missing evidence of removal of account as borrower state or proof account has been brought current. - 4/17/2024 - Exception is cleared with attached credit supplement confirming account was deleted as personal information. CRED 0093 Exception Cleared;

CRED 0091 Missing Tax Transcript(s) - Missing Wage Tax Transcripts for both both borrowers for most recent two tax years. - 4/23/2024 - Exception is cleared with the attached most recent two years tax transcripts. CRED 0091 Exception Cleared;

APRV 0010 Underwriting Loan Approval is Deficient - Missing lender loan approval. - 4/17/2024 - Exception is cleared with the attached conditional approval. APRV 0010 Exception Cleared;

900000872	XXXX	Funded	1	1	1	1	Verified employment history - Borrower has been on the job with the same employer for 7 years. ; Net tangible benefit - Borrower paid off $XXXX in consumer debt with subject transaction eliminating $XXX in monthly payments. ; Verified housing payment history - 58 combined months of mortgage payments paid 0x30 per credit report. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraisal in fil does not disclose the Certification that the Appraisal was completed with the Uniform Standards of Professional Appraisal Practice (USPAP) and Title XI of the Financial Institutions Reform, Recovery, and Enforcement Act (FIRREA) and its implementing regulations - 4/16/2024 - Exception is cleared with the attached revised appraisal. APPR 0044 Exception Cleared;

TITL 0013 Title Policy - Schedule A Exception - Title Commitment Exhibit A reflects the following discrepancies:

1) Full Legal Description not in file with Commitment. Address and APN matches mortgage.

2) Missing final title to confirm Insured Policy Amount is for minimum of $XXX(Note amount). Commitment reflects $XX - 05/03/24 Final title policy w/legal received.

900000880	XXXX	Funded	1	1	1	1	Verified housing payment history - 64 combined months of mortgage payments paid 0x30 per credit report. ; Net tangible benefit - Borrower paid off $XXXX in consumer debt with subject transaction eliminating $XXX in total monthly payments. ;	CRED 0007 Missing Employment doc (VOE) - Missing 2 yr WVOEs for all employers with letter from current employer explaining low YTD earnings, as per lender income calc worksheet; UW used 26.23 month average base and overtime.

Review DTI 54.95% exceeds the max allowed of 45%. Review income calculation based on paystubs in file.  Lender used a greater figure including overtime.  YTD does not support overtime earnings consistently as only one of the three paystubs reflect 40 plus hours worked weekly.   - 4/25/2024 - Recd income calculation worksheet and WVOE. ** Base income 29.45 hrs avg, which is supported by YTD per WVOE. OT YTD+Prior Year avg 14.32 mos even though only 10+ months documented as more conservative approach. Borrowers industry of employment is impacted by weather during the the winter months, thus supporting use of prior year annualized as most conservative approach. Review calculated income is supported by prior year and decreases DTI to 44.71% < 45% max allowed. CRED 0007 Exception Cleared;

900000902	XXXX	Funded	2	1	2	1	Verified employment history - Both borrowers have been with their employers more than 5 years.; Low DTI - DTI is 33.69%, borrowers qualify for up to 50%;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - CD disclosed Estimated Property Costs over Year 1 of $0.00. Review calculated $XXX for HOA fees. ($XX/mth). - 5/14/2024 - Exception is overridden to EV2 with the attached PCCD and cover letter. US Mailbox to be applied. TRID 0204 Exception Remains;

TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final CD does not indicate if the borrower declined an escrow account or if the lender does not offer one. - EV2 Non-Material	APRV 0010 Underwriting Loan Approval is Deficient - Missing lender loan approval. - 4/17/2024 - Exception is cleared with the attached UW Decision. APRV 0010 Exception Cleared;

CRED 0089 Missing Required Fraud Tool - Missing fraud tool.  Only the Loan Participant list from the (fraud report) was found in the file. - 4/17/2024 - Exception is cleared with the attached fraud report. CRED 0089 Exception Cleared;

900000881	XXXX	Funded	1	1	1	1				Net tangible benefit - Borrower paid off $XXXX in consumer debt with subject transaction eliminating $XXXX in monthly payments. ; Verified employment history - Borrower has been on job with current employer for 17 years. ; Verified housing payment history - 116 combined months of mortgage payments paid 0x30 per credit report. ;
900000868	XXXX	Funded	2	1	1	2				Verified credit history - 743 fico w/a minimum requirement of 680.; Low DTI - 38.07% DTI w/a max allowed of 50%.; Low LTV/CLTV/HCLTV - 56.34% CLTV w/a max allowed of 85%.;	APPR 0002 Appraisal is Incomplete - Appraisal in file is on form 2055. Missing full appraisal or AVM as guidelines state for loan amount of $XXXXK. File contains Investor acknowledged exception for use of 2055. Guideline dated XX/XX/XX (2 days post Note execution) allows use of 2055 with loan amount up to $XXX. - Investor Acknowledged Exception
900000873	XXXX	Funded	1	1	1	1	Verified employment history - The borrower has been with their current employer for 24 years.; Verified reserves - The borrower is receiving 29.58 months PITIA reserves in cash out proceeds, no reserves are required.;	COMP 0043 Compliance Submission Pending Update

APRV 0010 Underwriting Loan Approval is Deficient - Review DTI 30.72% / Approved DTI 19.44%, Approval does not include the P&I for the first mortgage. - 4/23/2024 - Exception is cleared with the attached updated 1008/UW Decision (Refer APPR 0076 Stip 4/23). APRV 0010 Exception Cleared;

APPR 0076 Appraisal Discrepancy  - The file contains an AVM and Property Condition Report to be used a valuation of $XXXX.  There is an email to the borrower with delivery of an appraisal, value of $XXXX. Loan file is missing a copy of the original appraisal. Review is unable to determine why the full appraisal was obtained but not used. - 4/23/2024 - Recd processor cert, I (processor) sent an appraisal email to the borrower with the value of $XXXX when it should have been $XXXX. That was an error and typo on my end. I did not send an appraisal report to the borrower but the AVM report." (Refer APRV 0010). APPR 0076 Exception Cleared;

900000865	XXXX	Funded	1	1	1	1				Verified ownership of subject property - The borrowers have owned the subject property since xxxx.; Verified credit history - The borrower's FICO is 747, minimum required 680;
900000884	XXXX	Funded	1	1	1	1				Verified employment history - B2 has been on the job with same employer for 17 years plus.; Verified housing payment history - 94 combined months of mortgage payment paid 0x30 per credit report. ;
900001041	XXXX	Funded	2	1	2	1	Verified housing payment history - 51 combined months of mortgage payments paid 0x30 per credit report. ; Verified credit history - Indicator credit score is 789 for B1, and 811 for B2. All credit reflected on credit report is paid 0x30 with no late payments noted. ;	TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final CD dated xx/xx does not indicate if the borrower declined an escrow account or if the lender does not offer one. - 4/22/2024 - Exception is cured with the attached PCCD. No restitution required, thus US Mailbox to be applied. TRID 0148 Exception Overridden to EV2;

TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - The Maximum Principal and Interest Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (xxx), while the Calculated Projected Payments Table has a value of (xxx). - 7/16/2024 - Recd copy of corrected Note with calculated payment of xxx.

NOTE(S):

5/16/2024 - Recd borrower signed ROR  with rescission expiration xx/xx/xx.

5/15/2024 - Recd PCCD, Cover Letter, Courier Tracking Slip, and Restitution Check xxx. Delivery to borrower completed x/xx (Courier Tracking #xxx).

TRID 0092 Exception Downgraded to EV2/B;	APRV 0010 Underwriting Loan Approval is Deficient - Missing Lender Approval. Unsigned 1008 only is in file. - 4/19/2024 - Exception is cleared with the attached copy of the UW decision. APRV 0010 Exception Cleared;

900000861	XXXX	Funded	2	2	1	1				Verified housing payment history - 43 months of mortgage history paid 0x30 per credit reported. ; Net tangible benefit - Borrower paid off $XXXX in consumer debt eliminating $2010 in total monthly payments. ;	CRED 0093 Credit Documentation is Insufficient - 1003's reflect employment date of XX/XX/XX; however, The Work Number VOE reflects employment date of XX/XX/XX. Discrepancy not addressed. Review used 1003 employment date. - EV2 Non-Material
900000878	XXXX	Funded	1	1	1	1	Verified housing payment history - 82 combined months of mortgage payment history paid 0x30 per credit report. Borrower has an existing 2nd lien paid off with the subject transaction which reflects 0x30 history since XX/XXXX as well. ; Net tangible benefit - Borrower paid off $XXXX in debt with the subject transaction eliminating $XXX in total monthly payments. ;	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Initial and Final 1003's reflect current property address number of XXXX; actual house number is XXXX. Borrower photo ID confirms XXXX as well. Credit report reflects XXXX as present street address since taken from 1003. - 05/03/24 Updated final 1003 received.

900000918	XXXX	Funded	2	2	1	1	Verified housing payment history - 83 combined months of mortgage payments paid 0x30 per credit report. ; Net tangible benefit - Borrower paid off consumer debt totaling $XXX with subject transaction eliminating $XXX in total monthly payments. ;	GIDE 0001 Guideline Exception(s) - First Mortgage Note requirements not met and listed as an ineligible Product/term, per the guideline. The subject 1st Mortgage Amortization of 540 months exceeds 30 YearS. No evidence of Investor exception located in file. - Investor Acknowledged Exception

											CRED 0004 Back-end Ratio exception (DTI) - 49.70% DTI exceeds the max allowed per guidelines of 45%. Lender 1008 DTI reflected as 41.907%. Tape DTI reflected as 44.87%. Lender omitted the $XXXX Mortgage Insurance premium that is part of the subject property 1st lien payment per XXX Mortgage statement. Additionally Review calculated the borrower's base pay at a lower amount based on an average of XXXX and YTD income. - Investor Acknowledged Exception
900000882	XXXX	Funded	1	1	1	1	Verified housing payment history - 52 combined months of mortgage payments paid 0x30 per credit report. ; Verified credit history - Indicator credit score of B1 is 734 and B2 is 744. All credit history is paid 0x30 per credit report with active/open history dating back to XX/XXXX.;	APPR 0039 Appraisal Value is not supported by comparables - Missing appraisal comparables to support value assessed of $XXXX. Subject appraisal reflects a total of four closed sales and one listing. Subject property is XXXX square feet. Only comp #1 reflects lower square footage to the subject and this comp is located XXX miles from the subject. Closest comp to the subject is Comp #3 that is XX mile from subject. This seems to be a further distance for a suburban location. Comps range in distance of XX to XX miles away. FNMA and FHLMC SSRs in file reflects risk scores of 4.0 and 3.0. Value is not supported by the comps provided. Missing comparables within close distance of the subject that support the value. - 05/07/24 CDA dated XX/XX/XX received supporting value of $XXXX. No significant deficiencies are noted with the exception of: The use of sales which are unsupported (non-bracketed) in site size (other). The reviewer reconciles at the same opinion of value as the OA. The overall reliability of the report is adequate and the Appraiser's opinion of value is reasonably well supported.

COMP 0041 NMLS is missing as required 1026.36(g) - Mortgage is missing page 7 of 7 including NMLS information.  - 05/02/24 7 of 7 including NMLS information received.

APP 0004 Initial 1003 Application is Incomplete - Initial Application for B2 is not in file.  - 4/29/2024 - Exception is cleared with the attached copy of the B2 initial 1003 with disclosure tracking to evidence the application was esigned. B2 was added to the loan after the initial application by B1. APP 0004 Exception Cleared;

900000890	XXXX	Funded	2	1	2	1	Established credit history - Active Tradelines date back 14 years with no reported lates.; Verified housing payment history - Credit report reflects more than 60 months mortgage history with no late payments.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraisal does not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations. - EV2 Non-Material

TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - CD issued XX/XX/XX prior to closing disclosed an APR of 13.296%. Final CD issued XX/XX/XX disclosed an APR of 13.132%. Corrected CD with APR within tolerance required 3 business days prior to closing.

- EV2 Non-Material	NOTE 0050 Note is Incomplete - Note not in file. Data captured from alternate docs for compliance testing. - 4/23/2024 - Exception is cleared with the attached copy of the executed Note. NOTE 0050 Exception Cleared;

CRED 0091 Missing Tax Transcript(s) - Missing wage and income transcripts to support W2s in the file as required by guidelines. - 05/03/24 Transcripts received.

APRV 0001 Missing Underwriter Loan Approval - Approval not in file. Used 1008 for DTI. - 4/23/2024 - Exception is cleared with the attached conditional approval. APRV 0001 Exception Cleared;

900000875	XXXX	Funded	1	1	1	1	Verified employment history - The borrower has been with their current employer for more than 15 years.; Low DTI - DTI is 34.16%, maximum DTI 50% for this borrower.;	CRED 0100 Insufficient verified reserves - CLTV exceeds 75%. No assets documented in the file and cash out proceeds are not sufficient to cover 1 months PITIA. - 4/26/2024 - Exception is cleared with the attached pre-consummation dated asset statement documenting sufficient assets to cover reserve requirements. An additional post-consummation dated asset statement was provided. Review captured the balance from the most recent post-consummation dated statement as it had declined from the prior month. CRED 0100 Exception Cleared;

900000877	XXXX	Funded	2	1	2	1				Net tangible benefit; Verified employment history; Verified housing payment history;	APPR 0044 HPML Appraisal Requirements are Not Met		APPR 0002 Appraisal is Incomplete
900000883	XXXX	Funded	1	1	1	1	Verified housing payment history - 77 combined months of payment history paid 0x30 per credit report. ; Net tangible benefit - Borrower paid off consumer debt totaling $XXXX with subject transaction eliminating $926 in total monthly payments. ;	CRED 0082 Income Documentation is Insufficient - Missing confirmation of co-borrowers termination date from prior employment. - 4/29/2024 - "The WVOE was pulled on (#/##/####) but was current as of (#/##/####). The borrower started working at (employer) on (#/##/####), there are clearly no gaps of employment and even if the borrower was still active it would have no bearing on our income or employment."** Agree, no 30+ day employment gap confirmed. CRED 0082 Exception Cleared;

900000927	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low 15 year term. Guidelines allow up to 30 year amortization.; Net tangible benefit - Borrower paid off $xxxx in consumer debt with subject transaction eliminating $xxxx in total monthly payments. ;
900000889	XXXX	Funded	1	1	1	1	Verified housing payment history - 36 months of mortgage pay history on 1st lien paid 0x30 and 19 months on 2nd lien paid 0x30 per credit report and credit supplement in file.; Net tangible benefit - Borrowers paid off $XXX debt (existing HELOC of $XXXX and $XXX of consumer debt) eliminating $XXX in total payments. ;	APRV 0001 Missing Underwriter Loan Approval - Missing Lender Approval from loan file. Only an unsigned 1008 is in file. - 04/25/24 Lender loan approval received.

CRED 0072 VVOE dated outside of required timeframe - Missing verification of employment dated within 10 days of the Note date. - 04/25/24 TWN VVOEs for B1/B2 completed XX/XX/XX received.

900000892	XXXX	Funded	1	1	1	1	Verified housing payment history - 121 combined months of mortgage payments paid 0x30 per credit report. ; Net tangible benefit - Borrower paid off $XXXX in consumer debt with subject transaction eliminating $XXXX in total monthly payments. ;	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Missing confirmed Borrower employment date. 1003's in file (initial and final) reflect borrower has been employed since the year XXXX. Written VOE in file reflects the year as XXXX. If WVOE is accurate, missing prior employment verification to confirm 2 years salaried employment. - 05/08/24 Corrected WVOE confirming borrower start date of XX/XX/XX received.

900000879	XXXX	Funded	1	1	1	1				Verified employment history - Both borrowers have been with their current employers for more than 10 years.; Verified ownership of subject property - The borrowers have owned the subject property for more than 10 years.;
900000931	XXXX	Funded	2	1	2	2	Verified housing payment history - 144 combined months of mortgage payments paid 0x30 per credit repot. ; Net tangible benefit - Borrowers paid off consumer debt totaling xxx with subject transaction eliminating xx in total monthly payments. ;	TRID 0138 LE or CD NMLS Information is Deficient - Loan Disclosures / Escrows section of Final CD dated xx/xx/xx does not indicate if the borrower declined an escrow account or if the lender does not offer one. - EV2 Non-Material

APPR 0002 Appraisal is Incomplete - Review is pending Investor approval of separate Standard AVM and Separate Exterior inspection. File contains an AVM by xxx effective xx/xx/xx and separate SiteX Report by xx dated xx/xx/xx. Per guideline AVM with exterior property inspection indicating average condition or better (max 13 forecast standard deviation) Must be an approved AVM provider. - Investor Acknowledged Exception to accept AVM and separate exterior PCI.	APRV 0001 Missing Underwriter Loan Approval - Missing Lender Approval from file. File contains an unexecuted 1008 only. - 04/26/24 Lender loan approval received.

APPR 0020 Missing Property Condition - Missing exterior property inspection.  - 5/15/2024 - Recd exterior PCI; condition is indicated to be good. APPR 0020 Exception Cleared;

CRED 0091 Missing Tax Transcript(s) - Missing wage tax transcripts as required by guidelines for most recent two years on both borrowers. None in file.  - 05/29/24 B2 Wage & Income transcript received.

05/16/24 Wage & income transcripts for B1 received.

900000874	XXXX	Funded	2	2	1	1	Verified housing payment history - 54 combined months of mortgage payments paid 0x30 per credit report. ; Verified employment history - Borrower has been employed with current employer for 21 years.;	PROP 0002 Property Type is prohibited - Missing Investor acceptance of Property type. Subject property location is reflected to be XXX per AVM in file. LRP Guidelines do not allow for XXXX property location. Investor may require a full Appraisal. - Investor Acknowledged Exception	CRED 0086 Undisclosed or Excluded Debt - XXXX A/#XXXX paid in full. The documentation provided indicates the collateral was traded in. Missing verification of the new installment debt, if any. No letter of explanation provided. - 05/06/24 LOE from borrower received. Per LOE "I do not have a new account. This is the same as any other inquiries that took place in the month of February, when I was car shopping. I started working on trading in my expensive new car for a less expensive used one. But as we began the refinancing process, I chose to just sell my car to a local dealership and wait a few weeks for the refinance to be completed when I could just pay in cash for a less expensive vehicle replacement."

900000952	XXXX	Funded	2	2	1	2	Verified housing payment history - 39 combined months of mortgage payment history paid 0x30 per credit report. ; Verified credit history - Indicator credit scores for B1 is xxx and B2 is xxx. All credit has been paid 0x30 for past 37 months. ;	APPR 0039 Appraisal Value is not supported by comparables - AVM confidence score is xx < 90 Minimum Required. - EV2 Post-Close Full Appraisal dated xx/xx/xx received. Value returned at xxx which supports the AVM value of xxx used for LTV/CLTV calculation.

											PROP 0002 Property Type is prohibited - Missing Investor acceptance of Property type. Subject property location is reflected to be xxx, per the AVM in file. LRP Guidelines do not allow for xxx property location. Investor may require full appraisal. - Investor acknowledged exception.
900000876	XXXX	Funded	2	1	1	2				Verified reserves - Including cash out proceeds the borrowers have 15 months PITIA reserves. No reserves required for this transaction.; Low DTI - DTI is 35.16%, up to 45% acceptable.;	APPR 0039 Appraisal Value is not supported by comparables - The loan was underwritten using an AVM. Per guideline the FSD score must be less than or equal to .10, however the AVM in the file reflects an FSD score of 0.12. No approved exception in the file. - EV2 Investor Approved Exception
900000922	XXXX	Funded	2	1	2	1	Verified reserves - Between documented liquid funds and cash out proceeds, the borrowers have 17 months PITIA reserves. No reserves required.; Verified credit history - FICO 767, minimum required 680.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraisal does not include an executed certification stating the appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations. - EV2 Non-Material

											TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Lender credit $XX < Fee Variance of $XX; allowable max charges for 10% tolerance $XX / Actual $XX. Difference is $XX. - EV2 Post-Closing corrective action.-06/03/21 Delivery confirmed XX/XX/XX. XX/XX/XX PC CD, LOE, copy of refund check, and Fed-Ex tracking received. Package not out for delivery.		CRED 0104 Missing Letter of Explanation - Missing LOE for the 30 day late on XXXX in XX/XX/XX. - 05/01/24 Executed LOE received.
900000919	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - CLTV is 59.83%, up to 85% acceptable; Verified housing payment history - 45 months of 0x30 housing payment history documented in the file, 24 months required;	CRED 0091 Missing Tax Transcript(s) - Missing wage and income transcripts for both borrowers. - 05/03/24 Tax transcripts received.

CRED 0117 Questionable Occupancy - Loan approved as owner occupied. Borrower has owned subject property for many years, and has used as primary dwelling for 8 months. IDs, Tax bill and subject HOI shows borrower mailing address at prior primary XXXX. B2 pay stub dated XX/XX/XX shows borrower address of XXXX.  Addresses in XXXX are more proximate to B2 place of employment in XXXX (approx. XX miles) Subject property is XXX miles from B2 job. - 05/03/24 Duplicate finding for Fraud 001. TPR Error

FRAUD 0001 Fraud report alerts have not been addressed - Missing documentation used to clear the fraud alerts:

-3rd party social verification for both borrowers

-Evidence borrower 2 works remotely

 - 05/02/24 SSA-89 reports received.

05/23/24 LOE from borrower received regarding remote work/employment.

900000885	XXXX	Funded	2	2	1	1	Verified employment history - Both borrowers have been with their current employers more than 10 years.; Verified reserves - Borrowers are receiving 9 months PITIA reserves from cash out proceeds, no reserves required.;	TITL 0003 Title Issue affecting Lien Position - Legal description attached to Mortgage differs from legal description in Preliminary Title Report. First sentence in Mortgage legal description refers to Area of XXXX. First sentence in Preliminary Title legal description refers to City of XXXX. - EV2 The lot and tract description and APN is an exact match. XXXX is not a different city, but is part of the city of XXXX.	CRED 0096 Missing proof of PITI payment on non-subject property - Missing evidence of PITIA on XXXX, per final 1003 this is raw land retained as investment. The ownership, property type, certification of no hazard insurance is in the file for XXXX but no documentation for XXXX. This address is also not reflected in the fraud tool. - 04/30/24 PRD for property received. Taxes updated.

900000886	XXXX	Funded	1	1	1	1				Verified reserves - Borrower is receiving 10.93 months PITIA reserves in cash out proceeds, only 2 months required.; Verified employment history - The borrower has been with their current employer for more than 10 years.;
900000887	XXXX	Funded	2	2	1	1	Verified credit history - Middle credit score 712 > 680 Minimum Required.; Low LTV/CLTV/HCLTV - 72.27% CLTV < 85% Max Allowed.; Low DTI - 29.49% DTI < 45% Max Allowed.;	CRED 0024 Missing Proof Judgement and/or Tax Lien Paid/Released - Missing affidavit that the records returned under borrower name searched do not belong to the borrower. - 04/30/24 Email from title received confirming Judgments did not belong to the borrower.	FRAUD 0001 Fraud report alerts have not been addressed - Missing documentation used to address potential match on the fraud report watchlist results, XXXX. - 04/03/24 OFAC search received.

TRID 0023 Last Loan Estimate Sent Method Not In Person and No Received Date - Missing evidence the LE issued on XX/XX/XX was received by borrower the same day.  - 04/30/24 Disclosure tracking details confirming borrower receipt XX/XX/XX received.

900000982	XXXX	Funded	2	2	1	1	Verified housing payment history - 51 months of mortgage payments paid 0x30 per credit report and credit supplement. ; Low LTV/CLTV/HCLTV - Low 47.172% CLTV. Guideline allows up to 85% with Fico > 700. ;	CRED 0082 Income Documentation is Insufficient - Missing verbal online confirmation. Yellow page lookup in file reflects business name as (self employment business). Borrower business is not Incorporated. , Compensating Factors: - 6/13/2024 - Exception is downgraded to EV2 with the attached post-consummation dated (tax preparer) letter and copies of active business licenses, which are in support of the pre-consummation (tax preparer) letter dated > 10 days prior to closing with two years tax returns and YTD P&L provided in file. CRED 0082 Exception Downgraded to EV2;Low LTV/CLTV/HCLTV	TITL 0013 Title Policy - Schedule A Exception - Missing final title policy to confirm title insurance policy insured amount is xxx. Commitment in file reflects xxx (p. 349). - 05/20/24 Final title policy confirming insured amount of $253,000.

900000908	XXXX	Funded	2	1	2	1	Verified housing payment history - 127 months of combined mortgage history paid 0x30 per credit report. ; Net tangible benefit - Borrowers paid off $XX in consumer debt with subject transaction eliminating $XX in total monthly payments. ;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Lender disclosed 12 months of HOA payments of $XXX. Source of Lender's HOA value is unknown. Appraisal reflects $XXX per month and another document reflects $XXX. - 5/9/2024 - Recd PCCD and LOE. TRID 0204 Exception Overridden to EV2;

ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Final executed CD in file reflects loan disbursed on XX/XX/XX which is the same date of the ROR rescission expiration. Interest To/From dates under prepaid interest reflect Interest start date of XX/XX/XX. No final settlement statement to confirm actual disbursement date. - 5/9/2024 - Recd PCCD and LOE with US Mail Box to be applied. Refund to borrower not required as the settlement statement and PCCD confirms disbursement XX/XX with interest from XX/XX. TRID 0204 Exception Overridden to EV2;	CRED 0091 Missing Tax Transcript(s) - Missing prior two years Wage transcripts for B2 as required per guidelines. - 05/06/24 XX/XX Wage transcripts for B2 received.

DEED 0012 Missing Condo Rider - Missing Condo Rider to the Mortgage in file.  Page 6 of 8 of the Mortgage indicates a Condo Rider was executed. - 05/06/24 Executed condo rider received.

HUD 0028 Loan Disbursement Date and Interest From on HUD do not match - Interest To/From dates on final CD reflect Interest start date of XX/XX/XX. Disbursement date on page one of the CD in Closing Information section reflects disbursement date of XX/XX/XX. Property is located in State of XX. - 05/06/24 Final settlement statement reflecting a disbursement date of XX/XX/XX received.

APRV 0001 Missing Underwriter Loan Approval - Missing Lender Approval from file.  File contains an unexecuted 1008 only and lender file overview but no dated approval in file.   - 05/06/24 Lender loan approval received.

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing evidence of borrower's individual Homeowner's policy premium cost. Policy reflects premium due is $0.00. No HOI was included in PITIA for the subject property. Condo master policy is in file. Unable to determine borrower's monthly obligation for hazard insurance as policy reflects premium is paid.   - 5/9/2024 - Exception is cleared with EOI. CRED 0103 Exception Cleared;

900000888	XXXX	Funded	1	1	1	1				Verified housing payment history - 114 combined months of mortgage payments paid 0x30 per credit report. ;
900000947	XXXX	Funded	2	1	2	1	Verified reserves - 22 mths verified reserves w/subject cash out proceeds w/a minimum requirement of 2.; Low DTI - 30.27% DTI w/a max allowed of 45%.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraisal in file does not disclose the Certification that the Appraisal was completed in accordance to Title XI of the Financial Institutions Reform, Recovery, and Enforcement Act (FIRREA) and its implementing regulations - EV2 Non-Material

TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final CD does not indicate if the borrower declined an escrow account or if the lender does not offer one. - EV2 Non-Material	APRV 0001 Missing Underwriter Loan Approval - Missing Lender Approval. Only an unexecuted 1008 is in file. - 5/9/2024 - Received UW decision. APRV 0001 Exception Cleared;

TRID 0119 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.

900000897	XXXX	Funded	1	1	1	1				Verified housing payment history - 136 combined months of mortgage payments paid 0x30 per credit report. ; Verified employment history - Borrower has been on job for 14 years.; Income verified was not used in qualifying - Borrower has history of earning additional income that was not considered in qualifying. ;			CRED 0091 Missing Tax Transcript(s) - Missing most recent 2 years wage tax transcripts as required per guidelines. - 05/07/24 XXXX/XXXX Wage & Income transcripts received.
900000921	XXXX	Funded	2	1	2	1	Net tangible benefit - Borrower paid off $XXXX in consumer debt with subject transaction eliminating $XXX in total monthly debt. ; Verified housing payment history - 50 months of combined mortgage payment history paid 0x30 per credit report. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraisal in file does not disclose the Certification that the Appraisal was completed with the Uniform Standards of Professional Appraisal Practice (USPAP) and Title XI of the Financial Institutions Reform, Recovery, and Enforcement Act (FIRREA) and its implementing regulations - EV2 Non-Material	APPR 0076 Appraisal Discrepancy - Page 1 reflects the subject is not currently listed and has not been listed w/in the past 12 mths. On page 2 of the appraisal the appraiser indicates subject property is currently offered for sale. Appraiser to address discrepancy and update accordingly. - 05/08/24 Updated appraisal received. Page 2 updated to reflect that the Subject property is currently not offered for sale.

900000901	XXXX	Funded	1	1	1	1				Verified housing payment history - 192 combined months of mortgage housing payments paid 0x30 per credit report. ;
900000912	XXXX	Funded	2	1	2	1				Verified housing payment history - 125 combined months of mortgage payments paid 0x30 per credit report. ;	TRID 0144 LE or CD Projected Payments Section is Deficient - Final CD reflects that taxes and insurance were to be escrowed. No escrows were established. Confirmed 1st lien is escrowed. - EV2 Non-Material		APRV 0001 Missing Underwriter Loan Approval - Missing Lender Approval from file. Unexecuted 1008 only is in file. - 5/9/2024 - Recd underwriting approval. APRV 0001 Exception Cleared;
900000938	XXXX	Funded	2	2	1	1	Verified housing payment history;	GIDE 0001 Guideline Exception(s) - Missing investor acknowledgment of separate AVM and PCI. File contains an AVM from xxx with Confidence score of 89/ FSD 11 and separate Post Disaster inspection w/interior and exterior photos. (xxx not on approved AVM vendor list). - 06/03/24 Investor Acknowledged Exception to accept value from AVM with PC BPO that supported value w/in 5% tolerance.	APRV 0001 Missing Underwriter Loan Approval - Missing Lender Approval from file. Only unexecuted 1008 in file. - 5/10/2024 - Received conditional approval. APRV 0001 Exception Cleared;

TITL 0013 Title Policy - Schedule A Exception - Missing final title to confirm insured for minimum of xxx. Prelim in file does not disclose proposed insured amount. - 5/9/2024 - Received title supplement with coverage sufficient to cover the note amount. TITL 0013 Exception Cleared;

900000896	XXXX	Funded	2	1	2	1	Verified housing payment history - 69 combined months of housing paid 0x30 per credit report.; Net tangible benefit - Borrowers paid off $XXXX in consumer debt with subject refinance eliminating $XXXX in monthly debt. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

- EV2 Non-Material.	CRED 0082 Income Documentation is Insufficient - B1 paystub (date) reflects YTD gross income of ($XX,XXX) which does not calculate to the monthly salary earnings. Paystub ending (date) reflects YTD ($#,###). Discrepancy must be satisfactorily addressed. - 5/10/2024 - Exception re-reviewed and cleared; no discrepancy noted. CRED 0082 Exception Cleared;

900000898	XXXX	Approved	1	1	1	1				Verified housing payment history - 125 months of mortgage payments paid 0x30 per credit report. ; Verified employment history - Borrower has been employed with current employer for 18 years. ;
900001040	XXXX	Approved	2	1	1	2	Verified reserves - xxx in cash out proceeds received or 20.37 months PITIA reserves. Two months required.; Verified credit history - The borrower's credit history dates back xx years with no reported lates.;	APPR 0039 Appraisal Value is not supported by comparables - Per guidelines, when using an AVM (vendor) the confidence score must be less than or equal to .10, the confidence score for this loan is .15. Missing approved exception. - Investor acknowledged exception with Post-Close BPO supporting value.	CRED 0093 Credit Documentation is Insufficient - Missing verification from the property owner that the borrower lives rent free. - 7/22/2024 - Exception is cleared with the attached rent free letter from the owners of borrowers primary residence. CRED 0093 Exception Cleared;

900000899	XXXX	Funded	2	2	1	1				Verified reserves - $XXXX in cash out proceeds received or 12.64 months PITIA reserves. No reserves required.; Verified credit history - FICO 798, minimum required 680.;	CRED 0004 Back-end Ratio exception (DTI) - Lender approved DTI 21.51%, Review DTI 32.43%. Variance appears to be due to borrower 2's wage income being doubled. The borrower's monthly income is $XXXX, the final 1003 reflects this but includes the income again from an additional employer with no employer information. Income used to qualify on the 1008 for this borrower reflects $XXXX monthly. Max allowed DTI per program 45% - EV2 DTI variance exceeds 3% but is well under the max allowed of 45%
900000900	XXXX	Funded	1	1	1	1				Loan Term < or = 15 year - Subject term is 15 year when guidelines allow up to 30 term. ; Verified employment history - Borrower has been employed with current employer for 10 years. ;
900000957	XXXX	Funded	1	1	1	1	Verified reserves - No reserves are required, borrower is receiving 8.87 months PITIA reserves from the cash out proceeds.; Low LTV/CLTV/HCLTV - CLTV is below 40%.; Verified ownership of subject property - The borrowers have owned the subject property since xxxx.;	CRED 0091 Missing Tax Transcript(s) - Missing tax transcripts as required by guideline to support the 1099-R and SSA-1099s in the file. - 06/03/24 xxxx/xxxx Wage & income transcripts for B1/B2 received.

900000929	XXXX	Funded	2	1	2	1	Verified reserves - No reserves required, $xxx in cash out proceeds received or 11.85 months.; Verified housing payment history - 25x0x30 mortgage payment history on the first mortgage. 117x0x30 for mortgages in credit history.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraisal does not contain verbiage affirming that it was prepared in accordance with Title XI of FIRREA and any implementing regulations. Appraisal does not meet CFPB Safe Harbor criteria for HPML Appraisals. - EV2 Non-Material	CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing verification of the credit account xxx account included in DTI with a payment and balance of xx. This liability does not appear on the credit report and no alternative documentation was located in the file. Payments are reflected on the bank statement in the file but the terms and payment history are not documented. - 05/28/24 Copies of payment agreements received. 3 payments plans with payments totaling xx verified.

900000958	XXXX	Funded	2	2	2	1	Loan Term < or = 15 year - Subject Note reflects a 15 year term when guidelines allow up to 30 years. ; Income verified was not used in qualifying - Borrower borrowers have longevity on the job with history of earning more than base salary based on paystubs and W2's provided. Only the base pay was included in qualifying on both borrowers. ;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - UPDATED: Unable to validate lender disclosed Taxes, Insurance, & Assessments of xxx for taxes, insurance, and HOA fees w/ Estimated Property Costs over Year 1 of xxx (11 mths). Variance appears to be due to lender including monthly HOA fee of xxx. Unable to verify as appraisal does not reflect the subject to be in a PUD or have HOA Dues. Review calculated Taxes, Insurance, & Assessments of xxx with estimated Property Costs over Year 1 of xxx (11 mths).

ORIGINAL: Unable to validate lender disclosed Taxes, Insurance, & Assessments of xxx for taxes, insurance, and HOA fees w/ Estimated Property Costs over Year 1 of xxx (11 mths).  Variance appears to be due to lender including monthly HOA fee of xxx.  Unable to verify as appraisal does not reflect the subject to be in a PUD or have HOA Dues.  Review calculated Taxes, Insurance, & Assessments of xxx with estimated Property Costs over Year 1 of xxx (11 mths). - EV2 Post-Closing corrective action- Corrected PC CD and LOE received xx/xx/xx.

											CRED 0003 Credit Score (FICO) exception - Primary wage earner mid fico of xxx does not meet the minimum requirement of xxx. - Investor Acknowledged exception to accept rescored fico.
900000933	XXXX	Funded	1	1	1	1	Verified employment history - The borrower has been with their current employer for more than 20 years.; Verified reserves - Borrower is receiving xxx or 38.43 months PITIA in cash out proceeds, no reserves required.;	CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing verification of the solar lease payment terms, per the 1003 Creditor xxx payment xxx balance xxx was included in DTI. - 5/13/2024 - Recd solar lease; Payment balance is based on the 12th year payment schedule. CRED 0097 Exception Cleared;

HAZ 0001 Missing Hazard Insurance Proof of Premium - There are two hazard insurance policies in the file, one through policy number xxx, one through policy number xxx.  Both have effective dates of xx/xx/xx and there is no evidence of payment for either policy.  The policy is considered in HTI. - 05/28/24 Verification both policies were paid in full received.

900000910	XXXX	Funded	2	1	2	1	Verified housing payment history - 109 combined months of 1st lien mortgage history paid 0x30 per credit report. ; Net tangible benefit - Borrower paid off $XXX of consumer debt with subject transaction eliminating $XXX in monthly debt. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

- EV2 Non-Material	HAZ 0005 Missing evidence of Hazard Insurance - Missing evidence of Hazard insurance coverage/declarations page or policy from the file. Lender used a monthly premium amount of $XXX in qualifying. Missing evidence of Hazard Insurance coverage with proof annual premium does not exceed $XXX with proof it is paid. - 5/13/2024 - Exception is cleared with the attached EOI. HAZ 0005 Exception Cleared;

DEED 0021 Missing Legal Description on Mortgage/DOT - Legal description as referenced in Mortgage Deed of Trust is missing and not included as referenced (Exhibit A). A copy of Schedule C has been placed but Mtg DOT Exhibit A is missing.   - 5/13/2024 - Recd Deed of Trust with Exhibit A. DEED 0021 Exception Cleared;

TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Unable to confirm due to missing hazard policy. Using disclosed hazard amount from 1008. Reviewer matches.  - 5/13/2024 - Exception is cleared with the attached EOI. TRID 0204 Exception Cleared;

APRV 0001 Missing Underwriter Loan Approval - Missing Lender Loan approval from file.  File contains an unexecuted 1008 only.  - 5/13/2024 - Recd UW Decision. APRV 0001 Exception Cleared;

900000937	XXXX	Funded	1	1	1	1	Verified reserves - Borrower is receiving xxx or 22.67 months PITIA in cash out proceeds, xxx required.; Low DTI - DTI 21.01%, up to 50% allowable;	CRED 0072 VVOE dated outside of required timeframe - Missing verification of employment within 10 days of closing for borrower 1, the only VOE in the file for this borrower is dated xx/xx/xx. Loan closed xx/xx/xx. - 5/10/2024 - Exception re-reviewed and cleared; VOE dated within 10 days of the Note date located in file. CRED 0072 Exception Cleared;

CRED 0006 Missing Employment doc (VVOE) - Missing verification of previous employment dates for borrower 1 with Employer. - 05/23/24 Exception cleared, guideline clarification from lender received.  VVOE for previous employment not required when documented with previous years W2s.

900001517	XXXX	Funded	2	2	2	1	Verified housing payment history - 39x0x30x mortgage payment history.; Verified employment history - The borrower has been with their current employer more than xxx years.;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Disclosed amount = $xxx, calculated amount = $xxx. 1008 shows higher amounts for property tax $xxx and insurance $xxx. Reviewer used pg. xxx for tax $xxx and pg. xxx/xxx for insurance $xxx. - EV2 Post-Closing corrective action. xx/xx/xx PC CD and LOE to borrower received.

CRED 0004 Back-end Ratio exception (DTI) - Updated 09/24/24 Approved exception - DTI exceeds 45%. Borrower does not qualify for 50% DTI due to FICO and residual income less than $xxx. Approved DTI 47.006%, review DTI 49.43% - Investor Acknowledged Exception	TRID 0171 Missing valid Change of Circumstance(s) - Missing valid COC for LE issued xx/xx/xx. COC on page xxx does not explain why fees are increasing. No fee tolerance exception. - 06/11/24 Exception set in error, no fee violation.

PROP 0003 Missing Required Property Inspection - Missing post disaster inspection report. Subject is in xxxxxx County which was a declared disaster area as of xx/xx/xx. - 03/03/2025 - Roof inspection dated xx/xx/xx evidencing roof repairs were completed has been provided. Finding cleared.

APRV 0001 Missing Underwriter Loan Approval - Loan Approval form not in file. 1008 on page xxx. - 5/14/2024 - Recd uw conditional approval. APRV 0001 Exception Cleared;

DMND 0003 Missing Payoff/Demand Statement - Missing payoff/statement for the following debts paid at closing, the balance reflected on the final CD does not match the balance reported on credit:

(Creditor) xxxx balance on credit report $xxx, balance paid at closing $xxx.

(Creditor) xxxx balance on credit report $xxx, , balance paid at closing $xxx.

(Creditor) xxxx balance on credit report $xxx, balance paid at closing $xxx. - 09/24/24 (Creditor) statement and payoff confirmation from (creditor) received. xx/xx/xx (Creditor) statement received.

900000923	XXXX	Funded	2	2	1	1	Verified housing payment history - 170 combined months of mortgage payments paid 0x30 per credit report. ; Net tangible benefit - Borrower paid off $XXXX of consumer debt with subject transaction eliminating $XXXX in monthly payments. ;	PROP 0002 Property Type is prohibited - Missing Investor acceptance of Property type. Subject property location is reflected to be XXXX. LRP Guidelines do not allow for XXXX property location. - Investor Acknowledged Exception- Investor accepts rural property.	TITL 0013 Title Policy - Schedule A Exception - Missing final title to confirm Policy insured for minimum of $XXXX. Title Commitment in file reflects proposed policy amount of $XXXX. - 05/23/24 STG Home Equity Loan policy reflecting liability of $XXXX received.

900001009	XXXX	Approved	1	1	1	1	Low LTV/CLTV/HCLTV - CLTV is 50.773%; Verified employment history - Both borrowers have been with their current employers more than xxx years.; Verified reserves - Borrower is receiving xxx or 6.65 months PITIA in cash out proceeds, no reserves required.;	TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - The Maximum Principal and Interest Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (xxx), while the Calculated Projected Payments Table has a value of (xxx). - 07/09/24 Confirmed xxx variance is acceptable as it is within xxx.

APRV 0001 Missing Underwriter Loan Approval - Loan approval not in file.  - 5/13/2024 - Recd UW Decision. APRV 0001 Exception Cleared;

CRED 0082 Income Documentation is Insufficient - Missing explanation of the "Other" income on borrower 1's paystub.  It does not appear to be paid at the same rate as regular earnings, but made up a substantial portion of the income earned in xxxx - see paystub, base pay totals xxx or xxx monthly.  Other pay was xxx.  Income used to qualify is xxx.  Information is needed to determine why regular earnings were so low in the previous year and confirm this income is equivalent to regular earnings and expected to continue.  The lender included this income in their base income calculation.

 - 06/03/24 Employer explanation of pay changes dated xx/xx/xx received.  Lender income calculation supported.

TRID 0171 Missing valid Change of Circumstance(s) - Missing valid reason for AVM added on LE issued xx/xx/xx.  - 5/13/2024 - Recd same COC in file. No fee violations. TRID 0171 Exception Cleared;

HAZ 0001 Missing Hazard Insurance Proof of Premium - Missing evidence the hazard insurance premium is paid in full. The first mortgage is not escrowed, the current policy just started xx/xx/xx (loan closed xx/xx/xx).  The hazard insurance in the file does not address whether there is a balance due. - 06/03/24 Email from insurance agent received confirming policy is paid in full through xx/xx/xx.

900000955	XXXX	Funded	1	1	1	1	Verified housing payment history - 98 combined months of mortgage payments paid 0x30 per credit report. ; Verified employment history - B1 has been on xxx for xx years. ;	CRED 0091 Missing Tax Transcript(s) - Missing past two years Wage tax transcripts on both borrowers as required per guidelines. None located in file. - 06/04/24 xxxx/xxxx Wage & Income transcripts for B2 received.

05/17/24 xxxx/xxxx Wage & Income transcripts for B1 received.

900000903	XXXX	Funded	1	1	1	1	Verified employment history - VOEs confirm 10+ years employment with present employer for both B1/B2.; Verified housing payment history - Credit report confirms 37 months satisfactory mortgage rating.; Low LTV/CLTV/HCLTV - 52.71% CLTV < 85% Max Allowed.; Low DTI - 21.20% DTI < 45% Max Allowed.;	TRID 0135 No proof borrower(s) can receive documents via the electronic method as intended - No proof provided borrowers can receive documents electronically. missing borrower signed electronic consent agreement. - 5/14/2024 - Recd B1/B2 eConsent. TRID 0135 Exception Cleared;

900000985	XXXX	Funded	2	1	2	1	Verified employment history - Borrower has been on present job for xxx years. ; Verified housing payment history - 43 months of mortgage payment history verified 0x30 per credit report.; Net tangible benefit - Borrower paid off consumer debt totaling xxx with subject transaction eliminating xxx in monthly payments. ;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - COC on page 335 for added title commitment in the amount of xx does not specify a reason for the added fee. SPL not in file. Entered fees as from SPL to test compliance. - EV2 Post-Closing Corrective Action - xx/xx/xx Delivery confirmed.

06/18/24 PC CD, LOE, refund check in the amount of xx, and Carrier tracking received.	TRID 0135 No proof borrower(s) can receive documents via the electronic method as intended - No evidence borrower can receive documents electronically. - 06/11/24 Esign disclosure received.

COMP 0010 Missing Affiliated Business Disclosure - Affiliated Business Disclosure not in file.  - 5/14/2024 - Recd borrower signed ABD. COMP 0010 Exception Cleared;

RESPA 0029 Missing Homeownership Counseling Disclosure - Homeownership Counseling Disclosure not in file.  - 5/14/2024 - Recd acknowledgement of receipt of Homeownership Counseling Organizations List. RESPA 0029 Exception Cleared;

900001010	XXXX	Funded	2	2	1	1	Verified housing payment history - 153 combined months of mortgage payments paid 0x30 per credit report. ; Net tangible benefit - Borrowers paid off xxx in consumer debt with subj transaction eliminating xxx in total monthly payments. Prior to closing, borrowers also paid off an additional installment debt eliminating an additional xxx payment. ;	CRED 0004 Back-end Ratio exception (DTI) - Review DTI is 46.68% exceeds the max allowed of 45%. Lender DTI is 44.396%. Per the final 1003, it appears that the lender did not include the xxx payment for (Financial Institution) ending #xxxx. (Guidelines allow up to 50%; however, the borrowers do not meet the residual income requirement to exceed 45%). - Investor Acknowledged 1.68% DTI Exception	NOTE 0006 Missing Subordination Agreement - Missing fully completed Subordination Agreement for (Financial Institution) associated with UCC Financing Statement. Subordination Agreement copy in file is incomplete. (No final title policy provided to confirm subject lien in 2nd lien position.) - 06/03/24 Copy of complete and recorded subordination agreement received.

CRED 0086 Undisclosed or Excluded Debt - Missing verification of loan to (Financial Institution) associated with UCC Financing Statement for (Company).  UCC statement reflects opened date of xx/xx/xx.  CC Bank debt on credit report  reflects an open date of xx/xx, balance of xxx, and a payment of xxx. Final DTI is pending confirmation of no additional payment/loan amount.    - 07/09/24 Cleared per explanation received from lender with a copy of the UCC filed xx/xx.

07/09/24 Recd from lender: The UCC filing is matching up the same loan number that we reflect on the credit report. The reason for the dates not matching is due to a previous subordination when we refinance the borrower in the end of xxxx.

TRST 0003 Trust Agreement is Incomplete - Trust Certification is missing page xx of xx.   - 06/03/24 Page xx of the Trust Certification received.

900000914	XXXX	Funded	1	1	1	1
900000983	XXXX	Funded	2	1	2	1	Verified credit history - Middle credit score xxx with no history of delinquency. Minimum FICO required xxx.; Low DTI - 36.34% DTI < 45% Max Allowed.; Low LTV/CLTV/HCLTV - 74.74% CLTV < 85% Max Allowed.;	TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure. - Missing valid COC Missing valid COC for LE issued xx/xx/xx. COC on page 328 says loan amount increased per borrower request, and title added sub-escrow fee and notary fee, and closing fee increased. Increase in loan amount does not explain reason for adding sub-escrow and notary fee, or for increasing closing fee. Increased Notary Fee remains out of tolerance. for addition of Notary Fee on LE issued xx/xx/xx. See TRID 0171. ** - EV2 Post-Closing Corrective Action - xx/xx/xx Delivery Confirmed.

06/18/24 PC CD, LOE, refund check in the amount of xxx, and Carrier tracking received.	COMP 0035 Affiliated Business Disclosure Not Provided Within 3 Business Days of Application - ABD on page 55 was issued xx/xx/xx. Missing ABD issued within 3 days of Application. - 05/30/24 Affiliated Business Disclosure dated xx/xx/xx received.

TRID 0151 Missing Evidence of Service Provider List - SSPL not in file. Section C fees coded as from provider list.  - 05/30/24 SPL disclosures issued xx/xx/xx4 received.

RESPA 0029 Missing Homeownership Counseling Disclosure - Homeownership Counseling Disclosure not in file.  - 05/30/24 Executed Homeownership Counseling Disclosure Acknowledgment dated xx/xx/xx received.

CRED 0006 Missing Employment doc (VVOE) - Missing VVOE from previous employment with Meditology Services LLC and University of California. - 05/30/24 Verification of previous employment received.

900000909	XXXX	Funded	2	1	2	1	Low LTV/CLTV/HCLTV - 67.90% CLVT, maximum of 85% allowed. ; Verified housing payment history - 118 months of verified mortgage history paid 0x30. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

											- EV2 Non-Material
900000915	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - 62.2% CLTV, maximum of 85% allowed per guidelines. ; Verified housing payment history - 86 months of mortgage history verified paid 0x30. ;
900000924	XXXX	Funded	2	1	2	1				Verified credit history - Middle credit score 751 with no history of delinquency reported. Minimum required 680.; Low LTV/CLTV/HCLTV - 64.22% CLTV < 85% Max Allowed.;	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - CD XX/XX/XX APR 10.643%, CD XX/XX/XX APR 10.321%. - EV2 Non-Material APR Decreased		TRID 0137 Cannot Reconcile LE / CD Versioning - Missing CD issued XX/XX/XX matching COC issued XX/XX/XX. - 05/23/24 Confirmed the CD issued 0XX/XX/XX was the final CD and no interim CD was issued.
900000925	XXXX	Funded	1	1	1	1				Low DTI - Approved DTI 38.82% < 45% Max Allowed.; Verified employment history - B1 VOE confirms 3+ years employment with present employer. B2 VOE confirms 12+ months years employment with present employer.;
900000956	XXXX	Funded	1	1	1	1	Verified housing payment history - 250 months of mortgage history paid 0x30, verified per credit report. ; Verified credit history - xxx qualifying credit score, minimum xxx required. ;	TRID 0171 Missing valid Change of Circumstance(s) - COC issued on xx/xx/xx does not give reason for added notary fee and title examination, change to closing fee to settlement fee and rent schedule being added. - 06/05/24 TRP Error, no fee violations.

900000926	XXXX	Funded	1	1	1	1				Verified reserves - File contains proof of 32 months of verified reserves when guidelines require no reserves.; Verified employment history - B1 has been employed with employer for 14.5 years.;
900000907	XXXX	Funded	2	2	1	1				Verified reserves - File contains proof of 32 months of verified reserves when guidelines require none.; Low DTI - DTI of 26.15 is well below Lender guidelines max allowed of 45%.;	PROP 0002 Property Type is prohibited - Investor approved exception for XXXX property. - EV2 Investor Acknowledged Exception
900000911	XXXX	Funded	2	1	2	1	Low LTV/CLTV/HCLTV - CLTV of 46.21%, maximum of 85% allowed per guidelines. ; Verified housing payment history - 58 months of mortgage history paid 0x30, verified per credit report. ; Net tangible benefit - Debt consolidations saving borrower $XXX/mo. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

											- EV2 Non-Material
900000913	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - CLTV of 68.29%, maximum of 85% allowed per guidelines. ; Verified credit history - 795/812 qualifying credit scores, minimum required of 680. No derogatory credit. Credit file dates back to xx/xxxx. ;
900000954	XXXX	Funded	1	1	1	1	CRED 0093 Credit Documentation is Insufficient - Per Closing Disclosure xxx was paid off at closing. Missing documentation of borrowers installment agreement, payment history and confirmation of payoff. - 05/31/24 2022 1040 transcript received reflecting balanced owed of xxx. Finding cleared.

900000984	XXXX	Approved	2	2	1	1	Low LTV/CLTV/HCLTV - CLTV of 69%, maximum of 85% allowed per guidelines. ; Verified housing payment history - 123 months of mortgage history paid 0x30, verified per credit report. ;	PROP 0002 Property Type is prohibited - Subject is Rural property per appraisal (pg 339). Per guidelines prior approval is required. Appraisal meets guidelines for rural property. Missing evidence of prior approval for Rural property. - EV2 Investor Acknowledged Exception to accept xxx property.	TRID 0134 Missing E-Sign Disclosure - E-Sign Disclosure not in file. E-Tracking not in file showing consent. - 06/03/24 eSign disclosures for B1/B2 received.

APP 0004 Initial 1003 Application is Incomplete - Initial 1003 for B2 not in file. Only intial 1003 for B1 provided (pg 121). - 04/09/24 Initial 1003 executed by B1/B2 on xx/xx/xx received.

900001008	XXXX	Funded	2	1	2	1	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing valid COC for addition of second appraisal fee and increase in tax stamps on CD issued xx/xx/xx. COC does not give a reason for either the tax increase or second appraisal. Second Appraisal Report is not in file. -- - EV2 Post-Closing Corrective Action -- xx/xx/xx Copy of PC CD, LOE, refund check, and tracking received. Delivery confirmed.	APPR 0002 Appraisal is Incomplete - Per email there were 2 appraisals obtained for this file, one for xxx and one for xxx. Appraisal in file is for xxx which was used for qualifying. Original appraisal with value of xxx was not provided for review. - 06/11/24 Copy of 2nd appraisal received.

APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.  Review is pending receipt of 2nd appraisal. - 06/03/24 Appraisal dated xx/xx/xx with value of xxx received.  Appraisal contains FIERRA certification. (Appraisal submitted for APPR 0002 Appraisal Incomplete)

900000945	XXXX	Funded	2	1	2	1				Low LTV/CLTV/HCLTV - CLTV of 69.04%, maximum of 85% allowed per guidelines. ; Verified housing payment history - 159 months of mortgage history reviewed on credit report. Only one isolated late payment dated x/xxxx. No late payment in over 36 months. ;	TRID 0148 LE or CD is Deficient - CD does not specify if the borrower declined an escrow account or if the lender did not offer one. - EV2 Non-Material		APRV 0001 Missing Underwriter Loan Approval - Lender loan approval not in file. 1008 does not provided UW name or approval date. - 05/20/24 Approval received.
900000904	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - CLTV of 57%, maximum of 85% allowed per guidelines. ; Net tangible benefit - Debt consolidation saving borrower $XXXX per month. ;
900000905	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - CLTV of 60%, maximum of 85% allowed per guidelines. ; Verified housing payment history - 282 months of mortgage history paid 0x30, verified per credit report. ; Low DTI - 25.84% DTI, vs 45% DTI maximum per guidelines. ;
900000906	XXXX	Funded	2	1	2	1	Low LTV/CLTV/HCLTV - CLTV of 45.58%, maximum of 75% allowed per guidelines. ; Verified housing payment history - 209 months of mortgage history paid 0x30, verified per credit report. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

											- EV2 Non-Material
900000940	XXXX	Funded	1	1	1	1	Verified housing payment history - 107 months of mortgage history paid 0x30, verified per credit report. ; Low LTV/CLTV/HCLTV - CLTV of 54.88%, maximum of 85% allowed per guidelines. ;	HAZ 0001 Missing Hazard Insurance Proof of Premium - Borrower qualified with hazard payment of xxx. Evidence of insurance did not state premium amount. Missing confirmation of annual hazard insurance premium. - 05/23/24 HOI deck page received. Monthly premium of xxx verified.

TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Missing verification of the Hazard total policy premium to validate the disclosed Estimated Property Costs over Year 1 of xxxx. - 05/23/24 HOI deck page received. Validated Estimated Property Costs over Year 1 were accurate.

900000943	XXXX	Funded	2	1	2	1	Net tangible benefit - Debt consolidation saves the customer xxx. ; Verified housing payment history - 133 months of mortgage history paid 0x30, verified per credit report. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

											- EV2 Non-Material
900001011	XXXX	Funded	2	2	1	1				Low LTV/CLTV/HCLTV - CLTV of 36.7%, maximum of 85% allowed per guidelines. ; Verified employment history - xx years of verified employment history with same employer confirmed. ;	GIDE 0001 Guideline Exception(s) - AVM completed by (Company) has Confidence Score of 50 and FSD score of .5. Per guidelines an FSD score of <= .10 is required. AVM does not meet guideline requirements. - 07/11/24 Emailed received from LRCP that an exception has been approved. Reduced BPO value used for LTV/CLTV15.41% / 72.80%.
900000988	XXXX	Approved	2	1	1	2				Verified housing payment history - 107 months of mortgage history paid 0x30, verified per credit report. ; Low LTV/CLTV/HCLTV - CLTV of 53%, maximum of 85% allowed per guidelines. ;	AVM 0002 Post Closing AVM Review Variance is not within tolerance - AVM (pg 404) completed by Collateral Analytics has a confidence score of 78 and FSD score of .12. Per guidelines an FSD score of <= .10 is required. AVM does not meet guideline requirements. - Investor acknowledged exception to accept w/post close BPO.
900001106	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - CLTV of 68.23%, maximum of 85% allowed per guidelines. ; Verified housing payment history - 244 months of mortgage history paid 0x30, verified per credit report. ;			APRV 0001 Missing Underwriter Loan Approval - Missing Lender Loan Approval with UW name and date of approval. Unsigned 1008 provided in file. - 07/03/24 Lender loan approval received.
900000941	XXXX	Funded	2	1	2	1	Low LTV/CLTV/HCLTV - CLTV of 67%, maximum of 85% allowed per guidelines. ; Low DTI - 21.49% DTI, maximum of 45% allowed. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

											- EV2 Non-Material
900000949	XXXX	Approved	2	2	1	1				Income verified was not used in qualifying - Appraisal confirmed xxx/mo rental income from tenant occupied units which was not used to qualify. ; Verified housing payment history - 138 months of mortgage history paid 0x30, verified per credit report. ;	PROP 0002 Property Type is prohibited - Subject is 3 Unit property. 2-4 Unit properties are ineligible per guidelines. No Investor exception acknowledgment located in file. Lock does reflect the property to be 2-4 units. - EV2 Investor Acknowledged Exception- Copy of investor exception approved xx/xx/xx received.
900000932	XXXX	Funded	1	1	1	1				Verified housing payment history - 265 months of mortgage history paid 0x30, verified per credit report. ; Net tangible benefit - Debt consolidation is saving borrowers xxx. ;
900001043	XXXX	Approved	2	1	2	1	Low LTV/CLTV/HCLTV - CLTV of 64.76%, maximum of 85% allowed per guidelines. ; Verified housing payment history - 177 months of mortgage history paid 0x30, verified per credit report. ;	TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure. - Missing COC for increased in recording fees. - 7/22/2024 - Exception downgraded to EV2/B with PCCD, copy of refund check xxx, and courier tracking slip. Courier tracking confirms delivery was completed 60 days from discovery. TRID 0124 Exception Downgraded to EV2/B.	TRID 0171 Missing valid Change of Circumstance(s) - 1) Missing COC for LE issued for rate increased.

2) Missing COC for LE issued for title endorsements being removed and recording fee increase. Remains out of tolerance.  - 7/16/2024 - Recd PCCD, copy of refund check xxx, and courier tracking slip. Duplicate exception to TRID 0124. TRID 0171 Exception Cleared;

900000934	XXXX	Funded	1	1	1	1	APP 0002 Final 1003 Application is Incomplete - Final 1003 lists the incorrect self employment details. 1003 shows ownership in business is less than 25%. Per K1 borrower owns 100% of this business. 1003 does not list ownership percentage for business. Per K1, borrower owns 50% of this business. - 05/30/24 Corrected 1003 reflecting ownership > 25% received.

900000935	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - CLTV of 63.50%, maximum of 85% allowed per guidelines. ; Verified credit history - 738 qualifying DTI, minimum required of 680. No derogatory credit. 57 months of 0x30 mortgage history per credit report. ;
900001044	XXXX	Funded	2	1	2	1				Verified housing payment history - 102 months of mortgage history paid 0x30, verified per credit report. ;	TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - PI per the Note xxx. PI on the final CD dated x/xx xxx. Loan disbursed xx/xx. Post-closing CD issued x/xx reflects the correct PI of xxx. Missing LOE to the borrower explaining the reason for re-disclosure. - 7/16/2024 - Recd loe for PCCD, "I am sending you this letter to advise you of the reason for the re-disclosure. There was a system glitch that generated the CD to reflect the incorrect payment amount but was corrected and re-disclosed with the correct payment." TRID 0092 Exception Downgraded to EV2/B;
900000944	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - CLTV of 58%, maximum of 85% allowed per guidelines. ; Verified credit history - xxx qualifying credit score. xxx minimum score required. No derogatory credit history. Credit file dates back to xx/xxxx. ;
900000939	XXXX	Funded	1	1	1	1
900000942	XXXX	Funded	1	1	1	1				Verified housing payment history - 213 months of mortgage history paid 0x30, verified per credit report. ; Verified credit history - xxx/xxx qualifying credit scores, minimum score required of xxx. No derogatory credit. Credit file dates back to x/xxxx.;
900001080	XXXX	Funded	2	1	2	1	Net tangible benefit - Debt consolidation saves borrower $xxx per month. Borrower received cash out at closing of $xxx. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

 - EV2 Non-Material

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on xx/xx: Notary Fee $xxx, Electronic Document Delivery Fee $xxx. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).

Cleared - 8/9/2024 - Exception is cured with the attached cover letter associated with PCCD previously provided via stip presentment on xx/xx. US Mailbox Rule applied. TRID 0195 Exception Downgraded to EV2/B.

TRID 0148 LE or CD is Deficient - CD Escrow Account Section does not indicate whether the borrower declined an escrow or if the lender did not offer one. - EV2/B Non-Material	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - Final CD issued less than 3 business days of the Initial CD on page 417 issued xx/xx. Signed CD issued xx/xx. - 05/30/24 Exception set in error. xx/xx CD APR 11.003%, xx/xx CD APR 11.018%, Variance 0.015%.

TRID 0137 Cannot Reconcile LE /  CD Versioning  - Missing interim LE issued xx/xx as disclosed on Disclosure tracking. COC dated xx/xx states COC due to borrower changed loan amount of $xxx. Loan amount was changed on LE issued xx/xx. - 7/30/2024 - Exception is cleared with the attached copy of the re-disclosed LE. TRID 0137 Exception Cleared;

TRID 0171 Missing valid Change of Circumstance(s) - Missing COC for LE issued xx/xx. Loan amount increased to $xxx, transfer taxes increased, lender credit increased.  - 06/27/24 COC received.

900000946	XXXX	Funded	1	1	1	1				Verified housing payment history - 93 months of mortgage history paid 0x30, verified per credit report. ;
900000948	XXXX	Funded	1	1	1	1				Verified housing payment history - 151 months of mortgage history paid 0x30, verified per credit report. ; Low LTV/CLTV/HCLTV - CLTV of 23.44%, maximum of 85% allowed per guidelines. ;
900000930	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - CLTV of 30.16%, maximum of xx% allowed per guidelines. ; Verified housing payment history - 169 months of mortgage history paid 0x30, verified per credit report. ;
900000936	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - CLTV of 54.52%, maximum of 75% allowed per guidelines. ; Verified housing payment history - 196 months of mortgage history paid 0x30, verified per credit report. ;
900000960	XXXX	Funded	2	2	2	1	Low LTV/CLTV/HCLTV - CLTV of 39.93%, maximum of 80% allowed per guidelines. ; Verified housing payment history - 159 months of mortgage history paid 0x30, verified per credit report. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

 - EV2 Non-Material

CRED 0084 Income Calculation Discrepancy - B2 was qualified on xxx/mo which is not supported by YTD or past year average. Review qualified B2 on xxxx/xxxx average of xxx. Qualifying income was not supported. Use of lower qualifying income increased DTI from 26.46% to 29.94%. Increase in DTI of 3.48%. - EV2 Non-Material as DTI is less than the max allowed of 50%.	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for increase to the HOA Certification fee. COC issued xx/xx/xx does not address HOA certificate fee increase. - 06/04/24 CD and COC dated xx/xx/xx received. Finding cleared upon re-submission is missing CD/COC.

900000987	XXXX	Funded	1	1	1	1				Verified housing payment history - 258 months of mortgage history paid 0x30, verified per credit report. ; Net tangible benefit - Debt consolidation saved borrowers xxx/mo plus xxx cash received at closing. ;
900001045	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - CLTV of 35.19%, maximum of 85% allowed per guidelines. ; Low DTI - 22.77% DTI, 45% maximum DTI allowed. ;			CRED 0095 Missing or Incomplete 4506-T/4506-C - Missing signed 4506 form. - 07/18/24 Signed 4506 received.
900000950	XXXX	Funded	2	1	2	1				None - No significant compensating factors. ;	TRID 0152 Fee Naming Convention is inconsistent and/or does not meet the Clear and Conspicuous standard (12 CFR 1026.38(h)(4)) - Final CD dated xx/xx/xx does not include payee for title fees. - EV2 Non-Material Fees were paid to and tested as provided from the list. No fee violations.
900000979	XXXX	Funded	2	1	2	1	Verified credit history - xxx qualifying credit score. xxx minimum score required. No derogatory credit. Credit file dates back to xx/xxxx. ; Verified housing payment history - 80 months of mortgage history paid 0x30 per credit report. ;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - CD dated xx/xx/xx reflects Estimated taxes, insurance, and assessments of xxx for insurance only with Estimated property costs over 1 year of xxx. Review calculated xxx / xxx. - EV2 Post closing corrective Action - PC CD received w/LOE to borrower. Estimated taxes, insurance, and assessments updated to xxx w/ Estimated property costs over 1 year of xxx.	DEED 0021 Missing Legal Description on Mortgage/DOT - Missing Exhibit A to the Mortgage.

 - 05/31/24 Complete copy of the DOT with Exhibit A included received.

HUD 0001 Missing Final HUD-1 - Missing copy of the final settlement statement to confirm the actual disbursement date (CA). - 05/31/24 Final settlement statements received.  Loan disbursement date xx/xx/xx.

ROR 0009  Loan Disbursement Date is on or before the required Right of Rescission Expiration Date  - CD executed at closing xx/xx/xx reflects a disbursement date of xx/xx/xx. ROR expiration date xx/xx/xx.  File appears to be missing the final CD (CA). - 06/07/24 PC CD received.

05/31/24 Final settlement statements received.  Loan disbursement date xx/xx/xx. Pending receipt of final CD reflecting actual disbursement date.

900001001	XXXX	Approved	2	2	1	1				Verified housing payment history - 259 months of mortgage history paid 0x30, verified per credit report. ; Low DTI - 21.26% DTI. Maximum of 45% allowed. ;	PROP 0002 Property Type is prohibited - Missing investor acknowledgment for rural property. Lock reflects the subject to be Suburban. (*Note Subject meets all other guideline requirements for rural property. 10% LTV reduction applied.) - EV2 Investor Acknowledged Exception
900000961	XXXX	Funded	1	1	1	1				Established credit history - xxx qualifying credit score. xxx minimum score required. No derogatory credit. Credit file dates back to xx/xxxx. ;			APRV 0001 Missing Underwriter Loan Approval - Missing final loan approval. Approval reflects Suspended status. - 06/11/24 Lender loan approval received.
900001128	XXXX	Funded	2	1	2	1	Low LTV/CLTV/HCLTV - CLTV of 47.46%, maximum of 85% allowed per guidelines. ; Verified housing payment history - 136 months of mortgage history paid 0x30, verified per credit report. ;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Updated Exception 7/18 - Missing COC for increase of $xxx to appraisal fee from $xxx to $xxx on xx/xx. PCCD cured tolerance violation for the addition of the desk review fee of $xxx.

											Original Exception - Missing COC for added Appraisal-Property Data Report fee of $xxx on CD issued xx/xx. - 8/20/2024 - Exception is downgraded to EV2/B with the attached LOE to borrower explaining the reason for re-disclosure. PCCD disclosing the $xxx credit to cure was previously provided on xx/xx. US Mailbox Rule applied. Evidence of refund with delivery to borrower previously provided on xx/xx. TRID 0195 Exception Downgraded to EV2/B.		TRID 0119 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure. - Duplicate of 0195
900000951	XXXX	Funded	1	1	1	1				Verified credit history - xxx/xxx qualifying credit scores. 680 minimum score required. No derogatory credit. Credit file dates back to xx/xxxx. ; Low LTV/CLTV/HCLTV - CLTV of 63%, maximum of 85% allowed per guidelines. ;
900000980	XXXX	Funded	1	1	1	1	Verified employment history - xxx years of verified employment with current employer per VOE. ; Low LTV/CLTV/HCLTV;	APRV 0010 Underwriting Loan Approval is Deficient - Missing lender loan approval. - 06/06/24 Lender loan approval received.

APPR 0076 Appraisal Discrepancy  - FNMA SSR and FreddieMac SSR reports dated xx/xx/xx were completed on an appraisal completed by xxx with a value of xxx. Missing copy of appraisal completed by xxx effective xx/xx/xx. - 06/06/24 Copy of appraisal received.

900000963	XXXX	Funded	1	1	1	1				Low DTI - 39.35% FTI w/a max allowed of 45%.; Low DTI - 48.03% LTV is below 85% maximum per guidelines.;			TRID 0134 Missing E-Sign Disclosure - E-Sign Disclosure not in file. - 06/11/24 E-Sign disclosure received.
900000978	XXXX	Approved	1	1	1	1				Verified housing payment history - 358 months of mortgage history verified per credit report. Only 1x30 late payment in xxxx. ; Net tangible benefit - Debt consolidation saving borrower over xxx per month. ;
900001002	XXXX	Approved	2	1	2	2				Verified employment history; Verified reserves;	PROP 0003 Missing Required Property Inspection TRID 0148 LE or CD is Deficient		CRED 0086 Undisclosed or Excluded Debt
900000981	XXXX	Funded	1	1	1	1				Verified reserves - 32.73 Months reserves exceeds minimum 2 months per guidelines; Disposable Income - Borrower has xxx in residual income.;
900000962	XXXX	Funded	2	2	1	1				Disposable Income - Borrower has xxx in residual income.; None - Borrower has 29 months mortgage history with 0x30.;	PROP 0002 Property Type is prohibited - Property is xxx which requires pre-approval. Approved exception in file. - Investor Acknowledged Exception for rural property.
900001013	XXXX	Funded	2	1	1	2				Low LTV/CLTV/HCLTV - 48.21% CLTV is below 85% maximum per guidelines; Verified housing payment history - Borrower has 0x30 for 47 months mortgage history;	APPR 0039 Appraisal Value is not supported by comparables - AVM returned with a confidence score of 71 and FSD of .29 which does not meet the minimum requirement of 90 /.10. - 7/16/2024 - EV2/B Investor Acknowledged Exception.
900000972	XXXX	Approved	2	1	2	1				Low DTI - 25.45% DTI is below 50% maximum per guidelines.; Disposable Income - Borrowers have xxx in residual income.;	TRID 0148 LE or CD is Deficient - Final CD dated xx/xx/xx does not disclose if the lender did not offer an escrow account or if the borrower declined it. - EV2 Non-Material		NOTE 0050 Note is Incomplete - Missing subject note, final compliance review pending. - 06/12/24 Executed Note received.
900001007	XXXX	Funded	2	1	2	1				Low LTV/CLTV/HCLTV - 69.66% CLTV is below 85% maximum per guidelines.; Verified credit history - 723 Score exceeds minimum 680 required per guidelines.;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for CD dated xxx for increase in Loan Discount Fee.--The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on xx/xx/xx: Loan Discount. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - EV2 Post Closing Corrective Action- PC CD, LOE to borrower, copy of refund check, and tracking received.
900000953	XXXX	Funded	1	1	1	1				Verified housing payment history - 42 months of combined mortgage history paid 0x30 per credit report. ; Net tangible benefit - Borrower paid off xxx in consumer debt with subject transaction eliminating xxx in monthly debt. ;
900000965	XXXX	Funded	1	1	1	1				Verified housing payment history - Borrower have 55 months of mortgage history with 0x30.; Disposable Income - Borrower have xxx in residual income.;
900000967	XXXX	Funded	1	1	1	1	Verified housing payment history - 60 combined months of mortgage history paid 0x30 per credit report. ; Verified employment history - Borrower has been employed with same employer for xxx years.; Net tangible benefit - Borrower paid off consumer debt totaling xxx with subject transaction eliminating xxx in monthly debt. ;	TITL 0013 Title Policy - Schedule A Exception - Missing title evidence to confirm policy amount of xxx. Commitment in file reflects xxx. Loan amount is xxx. - 06/11/24 FTP reflecting insured amount of xxx received.

900000973	XXXX	Funded	1	1	1	1				Low DTI - 29.90% DTI is below 50% maximum per guidelines.; Disposable Income - Borrowers have xxx in residual income.;
900001048	XXXX	Funded	2	1	2	1	Verified housing payment history - 110 combined months mortgage pay history paid 0x30 per credit report. ; Net tangible benefit - Borrowers paid off consumer debt totaling $xxx with subject transaction eliminating $xxx in total monthly payments.; Verified employment history - Borrower has been employed for 11 plus years with same employer.;	TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure. - Missing COC for the increase in title endorsements and the addition of the closing fee of $xxx added on the CD dated 05/01/24. COC reflects reason for change as lock update. --The total amount of Closing Disclosure 10% Category fees ($xxx) increased by more than 10% from the total amount disclosed on the Loan Estimate sent on xx/xx/xx, ($xxx). The total amount of fees in this category cannot exceed ($xxx) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)). - 7/16/2024 - Recd PCCD and cover letter. US Mailbox Rule can be applied for PCCD disclosing lender credit to cure, as lender credit on pg xxx of xxx. Tracking performed on the prior PCCD (Stip 7/2) confirms delivery of restitution on xx/xx. TRID 0124 Exception Downgraded to EV2/B.	APPR 0044 HPML Appraisal Requirements are Not Met - Missing full appraisal as required for HPML loans. File contains AVM and PCI only. - 06/13/24 Corrected fee, compliance re-summited, finding cleared loan not HPML.

900000959	XXXX	Approved	2	1	2	1	Low DTI - 23.30% DTI is below 45% maximum per guidelines.; Disposable Income - Borrower has xxx in residual income.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations. - EV2 Non-Material	COND 0002 Condo Documentation is Insufficient - Missing executed Questionnaire for xxxx Assn. Only the lender's FNMA/FHLMC Limited or Streamline Review Condo Warranty form with the Master Insurance policy was provided. - 06/12/24 Executed Condo Questionnaire received.

900000964	XXXX	Funded	1	1	1	1				Verified housing payment history - 27 months mortgage history paid 0x30 per credit report. ; Net tangible benefit - Borrowers paid off xxx in consumer debt with subject transaction eliminating xxx in monthly payments. ;
900000974	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - 64.47% CLTV is below 85% maximum per guidelines.; None - xxx Credit score exceeds minimum xxx per guidelines.;
900000986	XXXX	Funded	1	1	1	1	Verified employment history - Borrower 2 has been on job xx years.; Disposable Income - Borrowers have xxx in residual income.;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for CD dated (#/##/####) for increase in Loan Discount from $785 to $845.--The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on 2024-05-20: Loan Discount. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - 6/25/2024 - Exception is cleared with the attached copy of the re-disclosed CD and corresponding COC. TRID 0195 Exception Cleared;

TRID 0137 Cannot Reconcile LE /  CD Versioning  - COC on pg 126 indicates disclosure issued xx/xx/xx, corresponding CD not found in file. - 6/25/2024 - Exception is cleared with the attached copy of the re-disclosed CD and corresponding COC. TRID 0137 Exception Cleared;

900000966	XXXX	Funded	1	1	1	1				Verified employment history - B1 has been employed with current employer xxx years and B2 has been employed for xxx years.; Net tangible benefit - Borrowers paid off consumer debt totaling xxx with subject transaction eliminating $748 in total monthly debt. ;
900001012	XXXX	Funded	1	1	1	1	Verified credit history - 745 credit score, minimum score of 680 required. No derogatory credit since 12/2017. Credit file dates back to xxxx. ;	CRED 0093 Credit Documentation is Insufficient - Credit report lists deferred installment debt with (Company) last reporting on xx/xx. UW used 1% of balance for payment xxx/mo. Missing updated credit supplement to confirm current balance and confirm that payment is still deferred. - 07/05/24 Lender was unable to obtain a credit supplement. 1% of balance as of xx/xx used to qualify.

CRED 0045 Questionable continuation of income - Most recent pay stub in file dated xx/xx/xx/reflects borrower is currently receiving Short Term Disability (STD) pay and has only xxx of Regular income for xxxx.  Missing written confirmation of their intent to return to work.  If borrower is not returning to work, details of STD plan, including duration of STD should be documented.  - 06/27/24 LOE and copy of pay stub ending xx/xx/xx provided.  Borrower has returned to work full time.

900000968	XXXX	Funded	1	1	1	1				Low DTI - 26.09% DTI is below 45% maximum per guidelines.; None - 59.16% LTV is below 85% maximum per guidelines.;
900000969	XXXX	Approved	1	1	1	1				Verified housing payment history - 52 months of combined mortgage history paid 0x30 per credit report on 1st lien and 24 months of 2nd lien payment history paid 0x30 per credit report. Existing 2nd lien paid off with subject loan. ; Net tangible benefit - Borrower paid off xxx in consumer debt with subject transaction eliminating xxx in total monthly debt.;
900001046	XXXX	Funded	2	1	2	1	Verified credit history - 789 Credit score exceeds minimum 680 per guidelines.; Low DTI - 19.31% DTI is below 50% maximum per guidelines.;	TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure. - Missing COC for increase in title insurance. --The total amount of Closing Disclosure 10% Category fees xxx increased by more than 10% from the total amount disclosed on the Loan Estimate sent on xx/xx/xx, ($xxx). The total amount of fees in this category cannot exceed ($xxx) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)). - 7/22/2024 - Exception is downgraded to EV2/B with PCCD, cover letter, and copy of refund check in the amount of $xxx. Courier tracking confirms delivery completed within 60 days from discovery. TRID 0124 Exception Downgraded to EV2/B.	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for added appraisal fee of $xxx on the CD dated xx/xx/xx. - Remove Rounding

900000990	XXXX	Approved	1	1	1	1	Low LTV/CLTV/HCLTV - 54.50% CLTV is below 85% maximum per guidelines.; Verified credit history - xxx Credit score exceeds minimum xxx per guidelines.;	CRED 0093 Credit Documentation is Insufficient - Missing documentation to verify Creditor A/# ending in xxxx (Lease) with a balance of xxx as been satisfied. Account DLA xx/xx. New lease opened xx/xx Creditor A/# xxxx. - 06/18/24 Credit supplement verifying $0 balance received.

900000976	XXXX	Approved	1	1	1	1				Verified housing payment history - 119 combined months of mortgage payments paid 0x30 per credit report. ; Verified credit history - xxx mid-credit score with xx plus years of established credit all paid 0x30 per the credit report and credit supplements in file. ;
900001004	XXXX	Funded	2	1	2	1	Verified employment history; Verified housing payment history;	COMP 0010 Missing Affiliated Business Disclosure - Affiliated Business Disclosure not in file. The FACTS Privacy Notice reflects the lender does have affiliates. - EV2 Review verified no fees paid to affiliate per final CD.	CRED 0091 Missing Tax Transcript(s) - Missing past two years Wage tax transcripts on both borrowers as required per guidelines. - 06/25/24 xxxx/xxxx 1040 transcripts received.

CRED 0093 Credit Documentation is Insufficient - Missing documentation to support the xxx "other payment" included in borrowers PITIA of the subject property.  Amount is reflected on 1008 and final 1003.   - 06/18/24 Explanation from lender received. Additional xxx was MI from 1st lien.  Review had already considered in the 1st lien payment of xxx used to qualify.  FHAMIP disbursement xxx.

900000971	XXXX	Approved	1	1	1	1				Low LTV/CLTV/HCLTV - 55.46% LTV exceeds maximum 85% per guidelines.; Verified employment history - Borrower has been on job for xx years.;
900000977	XXXX	Approved	1	1	1	1				Verified reserves; Disposable Income;
900000975	XXXX	Approved	2	1	2	1	Verified housing payment history - 189 combined months of housing payments paid 0x30 per credit report.; Verified employment history - Per VVOE, borrower has been with current employer for xxx years. Borrower also receives Retirement/Pension pay that will continue for lifetime and has been receiving it for over xxx years per income documents in file. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

											- EV2 Non-Material
900001014	XXXX	Funded	2	1	2	1				Verified reserves - Borrowers have 29.99 months reserves which exceeds 0 months required per guidelines.; Verified credit history - 803 Credit score exceeds minimum 680 required per guidelines.;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Unable to validate lender's Estimated taxes, insurance & assessments of xxx or Estimated Property Costs over Year 1 of xxx (11 mths) on the final CD dated xx/xx/xx. Review calculated Estimated taxes, insurance and assessments of xxx with Estimated Property Costs over Year 1 of xxx (11 mths). (Variance in review / lender is the HOI. Lender used xxx, Review calculated xxx based on total policy premium of xxx.) - EV2 Post-Closing Corrective Action - 07/02/24 PC CD with LOE to the borrower received.
900000970	XXXX	Approved	1	1	1	1				Low LTV/CLTV/HCLTV - 70.83% CLTV is below maximum 85% per guidelines.; Verified credit history - 752 Credit score exceeds minimum 680 score per guidelines.;
900001047	XXXX	Funded	2	1	2	1	Low LTV/CLTV/HCLTV - 36.42% CLTV is less than 85% maximum per guidelines.; Disposable Income - Borrowers have $xxx in residual income.;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Review is pending verification of additional $xxx included in the Estimated Taxes, Insurance, & Assessments of $xxx. See CRED 0086. - 7/9/2024 - Exception is downgraded to EV2/B with the attached corrective PCCD and corresponding letter of explanation; 11 Months Disclosed. US Mailbox Rule to be applied.	CRED 0086 Undisclosed or Excluded Debt - Final 1008 includes a monthly expense included in the proposed subject payment of $xxx but has no documentation supporting what the expense is for. Provide documentation as to what the expense is for and supporting documentation as to the amount. - 7/16/2024 - Exception is cleared. Lender disclosed actual tax and insurance, but qualified the borrower using the greater escrowed payment from 1st lien. CRED 0086 Exception Cleared;

900000993	XXXX	Approved	1	1	1	1				Verified employment history - Borrower has been on job for xxx years.; Disposable Income - Borrower has xxx in residual income.;
900001005	XXXX	Approved	1	1	1	1				Verified credit history - 755 Score exceeds minimum 680 required per guidelines.; Low DTI - 28.97% DTI is below 50% maximum per guidelines.;
900000989	XXXX	Approved	1	1	1	1				Low LTV/CLTV/HCLTV; Disposable Income;
900000991	XXXX	Approved	2	1	2	1	Low LTV/CLTV/HCLTV - 66.83% CLTV is below 85% maximum per guidelines.; Low DTI - 32.13% DTI is below 45% maximum per guidelines.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

											- EV2 Non-Material
900000999	XXXX	Approved	1	1	1	1				Low LTV/CLTV/HCLTV - 41.53% CLTV is below 85% maximum per guidelines.; Verified credit history - xxx Credit score exceeds minimum xxx per guidelines.;
900001015	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - 68.57% CLTV is below minimum 85% per guidelines.; Disposable Income - Borrowers have xxx in residual income.;	COND 0010 Missing Lender Project Condo Classification - Missing completed condo questionnaire with all applicable attachments as required per guidelines. - 06/27/24 Subject is a detached condo and meets FNMA requirements for waiver of project review.

900001083	XXXX	Approved	1	1	1	1	Low DTI - 24.77% DTI is below 45% maximum per guidelines.; Disposable Income - Borrower has $xxx in residual income.;	TITL 0003 Title Issue affecting Lien Position - Final 1003 lists 2 mortgages against subject property. The accounts are not liens showing on the title commitment. Missing copy of the final title policy to verify subject loan is in 2nd lien position. - 7/31/2024 - Attached Home Equity Line Policy doesn't reflect any exceptions. TITL 0003 Exception Cleared;

900001082	XXXX	Approved	2	1	2	1	Verified occupancy in subject property - Borrower has lived in residence xxx years.;	COMP 0027 Zero Tolerance Fee Violation - Missing valid changed circumstance for the addition of the PCR Evaluation for $xxx. There is a COC form but does not indicate a changed circumstance that led to charging the borrower this fee. The appraisal was completed as-is, (agency) SSR score is below 2.5, there is no copy of the PCR Evaluation in the file. A PCR does not appear to be required per guideline and there were no changes noted to the loan to lead to the requirement for this report. - 7/19/2024 - Exception is downgraded to EV2/B with the attached PCCD, cover letter, copy of refund check of $xxx, and courier tracking slip. Courier tracking confirms package is in transit. COMP 0027 Exception Downgraded to EV2/B.	CRED 0004 Back-end Ratio exception (DTI) - 45.84% DTI exceeds maximum 45% per guidelines. Lender did not include solar payment payment of $xxx in calculation. - 8/7/2024 - Exception is cleared with the attached borrower signed 1003 with corrected income. CRED 0004 Exception Cleared;

APRV 0010 Underwriting Loan Approval is Deficient - Missing updated loan approval with the final loan amount of $xxx. - 06/29/24 Copy of final loan approval received.

900000992	XXXX	Funded	1	1	1	1				Verified credit history - Borrower has xxx credit score which exceeds minimum 680 per guidelines.; Verified employment history - Borrower has been on job for xxx years.;
900001016	XXXX	Approved	1	1	1	1	Low LTV/CLTV/HCLTV - 55.470% CLTV is less than 75% maximum per guidelines.; Verified employment history - Borrower 1 has been on job for xxx years.;	CRED 0096 Missing proof of PITI payment on non-subject property - Final 1008 lists property expense of xxx monthly, but there is nothing in the file documenting what the expense is for or documenting the amount. - 07/03/24 Explanation of additional qualifying amount of xxx received.

900001017	XXXX	Funded	2	1	2	1	Verified housing payment history - Borrower has a mortgage history of 0x30x44 which exceeds minimum 24 month requirement.; Disposable Income - Borrower has xxx in residual income.;	APPR 0044 HPML Appraisal Requirements are Not Met - The appraiser does not include an executed certification stating the appraisal was prepared in accordance Title XI of FIRREA and any implementing regulations. - EV2/B Non-Material	TRID 0134 Missing E-Sign Disclosure - Missing E-Sign Disclosure, no consent documentation or electronic tracking of disclosure delivery located in the file. Disclosures including initial LE/Intent to Proceed and initial CD were e-signed. - 7/9/2024 - Exception is cleared with the attached copy of the borrowers eConsent. TRID 0134 Exception Cleared;

COMP 0035 Affiliated Business Disclosure Not Provided Within 3 Business Days of Application - Missing evidence the Affiliated Business Disclosure was provided within 3 Business Days of Application.   - 7/9/2024 - Exception cleared with the attached disclosure tracking evidencing delivery to borrower of the affiliated business disclosure within 3 business days from the application date. COMP 0035 Exception Cleared;

900001003	XXXX	Funded	1	1	1	1				Verified credit history - 767 Credit score exceeds minimum 680 per guidelines.; Low DTI - 38.51% DTI is below maximum 50% per guidelines.;
900000994	XXXX	Funded	1	1	1	1				Low DTI - 27.67% DTI is below 45% maximum per guidelines.; Disposable Income - Borrowers have xxx in residual income.;
900000995	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - 51.80% CLTV is below 85% maximum per guidelines.; Low DTI - 29.25% DTI is below 50% maximum per guidelines.;
900001049	XXXX	Funded	2	1	2	1				Verified reserves - 2 months reserves required, 8 months reserves from cash out proceeds.; Established credit history - Credit history dates back 24 years with no reported lates.;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing valid COC for increase in County Tax Stamps. COC does not give a reason for increase in fee, it only refers to its change. Fee increased from 700 to $xxx-- - 7/23/2024 - Exception is downgraded to EV2 with the attached PCCD, copy of refund check, cover letter, and courier tracking slip. Courier tracking confirms the package is in transit. TRID 0195 Downgraded to EV2/B;
900000996	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - 68.40% CLTV is less than maximum 85% maximum per guidelines.; Verified credit history - xxx credit score exceeds minimum xxx score per guidelines.;
900000997	XXXX	Funded	1	1	1	1				Verified employment history - The borrower has been with their current employer since xxxx.; Established credit history - Open active credit dates back to xxxx with no reported lates.; Verified reserves - No reserves are required, borrower is receiving xx months in cash out proceeds.;
900001085	XXXX	Approved	2	1	2	1	Verified employment history - Both borrowers have been with their current employers more than xxx years.; Low DTI - DTI is 20.92%, up to ; Verified reserves - No reserves required, borrowers are receiving 15.54 months from cash out proceeds;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - COC for the CD issued xx/xx/xx for the added property data report does not give a reason for the added fee.--The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on xx/xx/xx: Desk Review Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - 8/7/2024 - Exception is cured with the attached xx/xx PCCD, cover letter, copy of refund check $xxx, and courier tracking slip to evidence package is in transit.

NOTES: PDR fee was not disclosed on the LE. COC for the addition of the fee is inaccurate since the PDR was ordered prior to the appraisal report. Appraisal Fee was disclosed on the LE, removed in error on xx/xx CD and then added back on second xx/xx CD. Appraisal Fee did not increase from LE to Final CD.

											TRID 0195 Exception Downgraded to EV2/B;		TRID 0119 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure. - Duplicate of 0195
900001000	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - 60.61% CLTV is below 80% maximum per guidelines.; Disposable Income - Borrower has xxx in residual income.;
900001033	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - 62.32% CLTV is below 85% maximum per guidelines.; Verified housing payment history - Borrowers have 0x30 mortgage history since xx/xx.;
900001023	XXXX	Funded	2	2	1	1	Verified credit history - 776 credit score exceeds minimum 680 required per guidelines.; Disposable Income - Borrowers have xxx in residual income.;	NOTE 0006 Missing Subordination Agreement - Title shows 2 UCC liens that are subordinated to subject lien. Lender approved exception allowing subordinated liens behind subject lien. - EV2 Investor Acknowledged Exception	APRV 0001 Missing Underwriter Loan Approval - Missing underwriter approval, file only contains the 1008. - 07/01/24 Lender loan approval received.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing copy of Note on new 2nd lien on (Property Address). Final 1003 states a new loan is pending on the property but there is no documentation in the file of the new expense or loan amount. - 07/01/24 Copy of Final CD and Note received.

CRED 0083 Asset Documentation is Insufficient - Missing documentation linking transaction history to borrowers. Borrowers are bringing funds to close and this is the only asset verification in file. - 07/02/24 Copy of bank statement that corresponds with print out received.

900000998	XXXX	Funded	1	1	1	1				Low DTI - 25.04% DTI is below 50% maximum per guidelines.; Disposable Income - Borrowers have xxx in residual income.;
900001036	XXXX	Funded	2	1	2	1	Low LTV/CLTV/HCLTV - 49.51% CLTV is below 85% maximum per guidelines.; Low DTI - 37.84% DTI is below 45% maximum per guidelines.; No Apparent Right to Statutory Damages - EV2 Non-material;	TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final CD does not indicate if the borrower declined an escrow account or if the lender does not offer one., Compensating Factors: - EV2 Non-material. First lien is escrowed.No Apparent Right to Statutory Damages	APRV 0001 Missing Underwriter Loan Approval - Missing lender final approval. Used 1008 for DTI. - 07/03/24 Lender loan approval received.

ROR 0009  Loan Disbursement Date is on or before the required Right of Rescission Expiration Date  - Missing dry funding CD. Closing CD disbursement date x/xx is prior to the ROR  Expiration Date x/xx.  - 07/03/24 Final HUD and CD received confirming funding date of xx/xx/xx.

900001006	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - 32.27% CLTV is below 45% maximum per guidelines.; Verified credit history - 763 Credit score exceeds minimum 680 score per guidelines.;
900001050	XXXX	Funded	1	1	1	1	Verified housing payment history - Borrower has mortgage history of 0x30x30.; Verified employment history - Borrower has been on job xxx years.;	CRED 0072 VVOE dated outside of required timeframe - VVOE is not within 10 business days of note date. - 7/11/2024 - Exception is cleared with the attached VVOE completed within 10 business days of the note date. CRED 0072 Exception Cleared;

900001018	XXXX	Funded	1	1	1	1				Verified ownership of subject property - Borrower has xxx years in residence.; Disposable Income - Borrower has xxx in residual income.;
900001052	XXXX	Funded	1	1	1	1	Low DTI - 35.33% DTI is less than $xx maximum per guidelines.; Disposable Income - Borrowers have $xxx in residual income.;	CRED 0091 Missing Tax Transcript(s) - Missing tax transcripts for most recent two years. - 7/16/2024 - Exception is cleared with the attached most recent two years tax transcripts. CRED 0091 Exception Cleared;

900001020	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - 52.68% CLTV is below 85% maximum per guidelines.; Verified housing payment history - Borrower has 0x30x58 mortgage history which exceeds minimum 0x30x24 required per guidelines.;
900001032	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - 62.80% CLTV is below 85% maximum per guidelines.; Verified credit history - 807 Credit score exceeds minimum 680 required per guidelines.;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing documentation of property expenses for (property name) property. - 07/09/24 PDR received confirming property is land only. xxxx Taxes xxx.

APRV 0010 Underwriting Loan Approval is Deficient - Approved DTI double counted the taxes and insurance already being escrowed on the first lien. Review DTI 37.46% / Approved DTI 43.74%, variance > 3%. Provide updated 1008/1003 with accurate housing expense. - 07/09/24 Updated approval and 1008 received.

900001060	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - 63.55% CLTV is less than 80% maximum per guidelines.; Verified credit history - 756 Credit score exceeds minimum 680 per guidelines.;	TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - The Maximum Principal and Interest Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of ($xxx), while the Calculated Projected Payments Table has a value of ($xxx). - 07/09/24 Confirmed $xxx variance is acceptable as it is within $xxx.

CRED 0091 Missing Tax Transcript(s) - Missing most recent two years wage and income tax transcripts for Borrower 2. - 7/15/2024 - Exception is cleared with the attached most recent two years wage transcripts. CRED 0091 Exception Cleared;

900001034	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - 63.13% CLTV is less than 85% maximum per guidelines.; Disposable Income - Borrowers have xxx in residual income.;
900001035	XXXX	Funded	1	1	1	1				Disposable Income - Borrowers have xxx in residual income.; Verified housing payment history - Borrowers have mortgage payment history of 0x30x36 which exceeds minimum 0x30x24 minimum requirement per guidelines.;
900001039	XXXX	Funded	1	1	1	1	Verified employment history - Borrower 1 has been on job xxx.; Verified housing payment history - Borrowers have verified mortgage history of 0x30x41 which exceeds minimum required 0x30x24.;	CRED 0082 Income Documentation is Insufficient - Missing documentation to support disability income of xxx per month used to qualify for B1. or an updated 1008 which excludes this income. Review DTI w/income excluded is 40.33%. - 07/03/24 COE verifying VA disability located in file.

900001029	XXXX	Funded	1	1	1	1				Verified credit history - 775 Score exceeds minimum 700 per guidelines.; Low DTI - 27.05% DTI is below 50% maximum per guidelines.;			APRV 0010 Underwriting Loan Approval is Deficient - Missing lender loan approval. - 07/08/24 Lender loan approval received.
900001108	XXXX	Funded	2	1	2	1	Low DTI - 36.08% DTI is less than 50% maximum per guidelines.; Verified credit history - 781 Credit score exceeds minimum 680 per guidelines.;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for added Desk Review fee on CD issued xx/xx/xx. - EV2 Post Closing Corrective Action --08/16/24 Delivery confirmed.

08/13/24 PC CD, LOE to borrower, refund check of $xxx, and (courier) Tracking Received.	TITL 0003 Title Issue affecting Lien Position - Title shows a hospital lien and tax lien with no indication of release in file and no proof paid at closing. - 8/13/2024 - Recd correspondence from title, "The property report did show a hospital lien. However, we did not place on title as hospital liens do not attach in xxx." --- Per FNMA, Delinquent credit—including taxes, judgments, charge-offs of non-mortgage accounts tax liens, mechanic's or materialmen’s liens, and liens that have the potential to affect Fannie Mae’s lien position or diminish the borrower’s equity—must be paid off at or prior to closing. Medical collection accounts are excluded not required to be paid in full at or prior to closing. TITL 0003 Exception Cleared;

900001051	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - 60.12% CLTV is below 85% maximum per guidelines.; Verified housing payment history - Borrowers have 0x30x46 mortgage history which exceeds minimum 0x30x24.;	APP 0032 Residency documentation is missing or incomplete - Missing evidence of residency. B1 listed as Non-Permanent Resident Alien on final application on. - 7/23/2024 - Recd unsigned updated 1003 to support B1 signed attestation (Stip 7/14). APP 0032 Exception Cleared;

900001053	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - 69.88% CLTV is below 75% maximum per guidelines.; Verified housing payment history - Borrower has 0x30x46 mortgage history which exceeds required 0x30x24.;	DEED 0021 Missing Legal Description on Mortgage/DOT - Legal Description not attached to or contained within Mortgage. Missing Exhibit A.

 - 7/16/2024 - Exception is cleared with the attached copy of the recorded mortgage with legal description included. DEED 0021 Exception Cleared;

900001107	XXXX	Funded	1	1	1	1	Verified employment history - Borrower has been on current job xxx years.; Disposable Income - Borrower has $xxx in residual income.;	COND 0002 Condo Documentation is Insufficient - Missing completed condo questionnaire with all accompanying exhibits as required for attached Condo. - 7/11/2024 - Exception is cleared with attached agency project approval and HOA questionnaire. COND 0002 Exception Cleared;

CRED 0017 Insufficient Verified Reserves (Number of Months) - Missing verification 2 months PITIA in reserves as required.  Actual reserves verified 0.64 mths ($xxx) - 8/13/2024 - Recd borrowers quarterly retirement statement. CRED 0017 Exception Cleared;

COND 0010 Missing Lender Project Condo Classification - Missing Lender Project Condo Classification (Warrantable / Non-Warrantable) - 7/11/2024 - Exception is cleared with attached agency project approval and HOA questionnaire. COND 0010 Exception Cleared;

900001055	XXXX	Funded	2	1	2	1				Verified housing payment history - 53 combined months of housing paid 0x30 per credit report. ; Verified employment history - Borrower has been employed with current employer for xxx years plus. ;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing valid COC for addition of Appraisal Review Fee. COC is blank. -- - 7/19/2024 - Exception is downgraded to EV2/B with the attached PCCD, cover letter, refund check of $xxx5, and courier tracking slip. Courier tracking confirms package is in transit. TRID 0195 Exception Downgraded to EV2/B;
900001031	XXXX	Funded	1	1	1	1				Low DTI - 31.91% DTI is below 45% maximum per guidelines.; Verified credit history - 724 Credit score exceeds minimum 680 required per guidelines.;			ROR 0004 Right of Rescission is not executed by Title Holder(s) - Missing ROR executed by borrower. ROR is executed by non-applicant mortgagor only. - 07/09/24 Borrower executed ROR received.
900001038	XXXX	Funded	1	1	1	1	Verified housing payment history - 50 combined months of mortgage history paid 0x30 per credit report. ; Net tangible benefit - Borrower paid off all outstanding consumer debt (3 accounts totaling xxx) eliminating xxx in total monthly payments and received an additional xxx cash in hand ;	TITL 0014 Title Policy - Schedule B Exception - Missing final title to verify Item 6: Mechanics Lien has been cleared. - 07/09/24 Agree with lender, verbiage for #6 is generic and does not reference a recorded mechanics lien.

APPR 0002 Appraisal is Incomplete - Missing updated Appraisal to reflect PUD information and confirmation of monthly HOA dues. Property disclosed as a PUD (Mortgage has PUD Rider) but Appraisal does not reflect subject is a PUD. Copy of HOA bill provided to reflect xxx monthly charge. Appraisal to confirm.  - 07/08/24 Corrected appraisal received.

900001021	XXXX	Funded	1	1	1	1	Verified employment history - Borrower has been employed with same employer for over xxx years. ; Verified housing payment history - 46 months of mortgage history paid 0x30 per credit report. ; Verified credit history - 785 representative credit score. All credit history reported is paid 0x30 with oldest tradeline opened for over xxx years (xx/xx). ;	ROR 0004 Right of Rescission is not executed by Title Holder(s) - Missing ROR executed by non-applicant mortgagor. - 7/11/2024 - Exception is cleared with the attached ROR for non-applicant mortgagor. ROR 0004 Exception Cleared;

900001022	XXXX	Funded	2	2	1	1	Verified housing payment history - Borrowers have a verified housing history of 0x30x45 which exceeds the minimum required of 0x30x24.; Verified credit history - Credit score of 811 exceeds minimum 680 required per guidelines.;	CRED 0044 Unacceptable transaction type - Guidelines require the signors on the first lien to match the signors on the second lien. Borrower 2 is not on the first lien and there is an approved exception to add spouse on the loan. - EV2 Investor Acknowledged Exception	APRV 0003 Missing Loan Approval Date - File is missing final lender approval. Used 1008 for DTI. - 07/11/24 Lender loan approval received.

TRID 0137 Cannot Reconcile LE /  CD Versioning  - E-sign tracking states an LE issued xx/xx/xx was mailed to borrowers. LE issued xx/xx/xx is not in file. - 07/07/24 xx/xx/xx LE received.

CRED 0006 Missing Employment doc (VVOE) - Missing required verification of employment for B1 dated within 10 days of the note date xx/xx/xx. - 07/11/24 VVOE completed xx/xx/xx received.

900001037	XXXX	Funded	1	1	1	1				Verified employment history - B1 has been employed by their same employer for xxx years and B2 has been employed with same employer for xxx years. ;
900001073	XXXX	Approved	1	1	1	1				Low DTI - 37.11% DTI is below 50% maximum per guidelines.; Low LTV/CLTV/HCLTV - 64.49% CLTV is below 85% maximum per guidelines.;			CRED 0094 Missing and/or Deficient Name Affidavit - REMOVE - REMOVE
900001027	XXXX	Funded	1	1	1	1				Verified employment history - Borrower 1 has been on job xxx years.; Disposable Income - Borrowers have xxx in residual income.;
900001086	XXXX	Approved	2	1	1	2				Disposable Income - Borrowers have $xxx in disposable income.; Verified ownership of subject property - Borrowers have lived in residence 19 years.;	APPR 0076 Appraisal Discrepancy - REMOVE - Investor Acknowledged Exception		APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - REMOVE - REMOVE
900001054	XXXX	Funded	1	1	1	1	Verified housing payment history - Borrowers have mortgage history of 0x30x37 which exceeds the minimum required 0x30x24.; Disposable Income - Borrower has $xxx in residual income.;	APPR 0044 HPML Appraisal Requirements are Not Met - Missing required interior-inspection appraisal that complies with USPAP and FIRREA as required for HPML loans. Only an AVM and Property Condition Inspection Report provided in file. - 7/22/2024 - "We used 7, which is accurate based on the lock date of xx/xx. 6.570 was the APOR on the week of xx/xx. It looks like they may be using that because we did change the interest rate that week. We had discussed changing rate set date whenever we moved rates as an option years ago because it did help (compliance vendor) in a lot of scenarios, but ultimately decided not to because it was a grey area (and honestly messy). Even if the borrower opted to move to another rate 2 weeks later, they still used the rate/pricing from the original lock date and that seems to be the standard." ** Review used rate change date of xx/xx. Reran compliance using the initial lock date of xx/xx which cleared the HPML exception. APPR 0044 Exception Cleared;

900001024	XXXX	Funded	1	1	1	1				Verified credit history - 770 Credit score exceeds minimum 680 required per guidelines.; Low DTI - 22.35% DTI is below 50% maximum per guidelines.;
900001158	XXXX	Funded	2	2	1	1	Verified credit history - 783 Credit score exceeds minimum 720 required per guidelines.; Verified housing payment history - Borrowers have mortgage history of 0x30x90 which exceeds the minimum 0x30x24 required by guidelines.;	CRED 0004 Back-end Ratio exception (DTI) - Review DTI 50.86% > 50% Max Allowed, Difference appears to be due to liabilities. Final 1003 liabilities do not appear to be final figures used in underwriting. - 09/17/2024 - Recd liabilities from lender. Review is unable to reconcile difference > 3% between the lender DTI 49.76% and Review DTI 42.30%; It appears that lender may be using a greater (creditor) payment from XX, XX income, and double counting the other XX expense of $XX. Review DTI decreased 42.30% (Max 50%) including XX income. Exception downgraded to EV2 - Review DTI < 50% Max.	PROP 0003 Missing Required Property Inspection - Missing required property condition inspection to confirm condition of subject property. - 8/14/2024 - Exception is cleared with the attached property condition inspection. PROP 0003 Exception Cleared;

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing subject tax cert to validate property taxes of $XX used to qualify.

 - 7/23/2024 - Exception is cleared with the attached property tax cert. CRED 0103 Exception Cleared;

900001075	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - 70.82% CLTV is less than maximum 80% allowed per guidelines.; Verified credit history - 777 Credit score exceeds minimum 720 required per guidelines.;	CRED 0086 Undisclosed or Excluded Debt - Provide documentation of the new account with (creditor) for the ski passes as disclosed on the 1003. There is no documentation in the file for the amount financed or payment. - 7/15/2024 - Exception is cleared. Liability is documented via undisclosed debt monitoring on the fraud report. CRED 0086 Exception Cleared;

TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.   - Missing COC for removal of lender credit of $xxx on CD issued xx/xx. - 7/15/2024 - Exception is cleared with the attached pricing change due to DTI > 45% caused by new liability identified on the undisclosed monitoring report (Refer TRID 0195). TRID 0121 Exception Cleared;

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for CD issued on xx/xx for increase in the credit report of $xxx and added discount points of $xxx. - 7/15/2024 - Exception is cleared with the attached pricing change due to DTI > 45% caused by new liability identified on the undisclosed monitoring report. TRID 0195 Exception Cleared;

900001117	XXXX	Funded	2	2	2	1	Low LTV/CLTV/HCLTV - 53.01% CLTV is less than 80% maximum per guidelines.; Disposable Income - Borrower has $xxx in residual income.;	TRID 0148 LE or CD is Deficient - Page 4 of the final CD does not indicate why the borrower does not have an escrow account - neither declined nor not offered are checked. - EV2/B Non-Material

CRED 0044 Unacceptable transaction type - Subject property was listed for sale xx/xx/xx and was withdrawn. Properties listed for sale within the last 3 months are ineligible. - EV2/B - Investor Acknowledged Exception	APRV 0003 Missing Loan Approval Date - Missing lender loan approval. - 7/12/2024 - Exception is cleared with the attached underwriting decision. APRV 0003 Exception Cleared;

HAZ 0001 Missing Hazard Insurance Proof of Premium - Missing evidence that both insurance policies are paid in full.  No payment collected on the CD, the first mortgage is not escrowed, and the evidence of insurance in the file does not address the balance due. - 08/16/26 Paid HOI invoice received.

ROR 0009  Loan Disbursement Date is on or before the required Right of Rescission Expiration Date  - Missing copy of the final CD and HUD to verify the actual closing /disbursement date. The most recent CD in the file is the one signed at closing which reflects a closing date of xx/xx/xx and disbursement date of xx/xx/xx. Closing actually occurred xx/xx/xx and rescission expiration xx/xx/xx (NORTC).   - 7/12/2024 - Exception is cleared with the attached copy of the final cd for dry funding state. ROR 0009 Exception Cleared;

900001025	XXXX	Funded	1	1	1	1				Verified housing payment history - Borrower has verified mortgage history of 0x30x53 which exceeds the minimum required 0x30x24 per guidelines.; Verified credit history - 776 Credit Score exceeds minimum 700 required per guidelines.;
900001026	XXXX	Funded	1	1	1	1				Verified credit history - 759 Credit score exceeds minimum 680 per guidelines.; Low LTV/CLTV/HCLTV - 68.43% CLTV is below 85% maximum per guidelines.;
900001131	XXXX	Funded	2	1	2	1				Verified housing payment history - Borrower has verified mortgage history of 0x30x39 which exceeds minimum 0x30x24 per guidelines.; Verified employment history - Borrower has been on current job 5 years.;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for increase to loan discount from $XX to $XX. --The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XX/XX: Loan Discount. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - 8/20/2024 - Exception is downgraded to EV2/B with the attached: PCCD, Cover Letter, Refund Check $XX, and Courier Tracking Slip to evidence delivery to borrower completed within 60 days from consummation.
900001056	XXXX	Funded	1	1	1	1				Low DTI - 31.05% DTI is below 45% maximum per guidelines.; Disposable Income - Borrower has $xxx in residual income.;
900001028	XXXX	Funded	1	1	1	1				Verified housing payment history - Borrower has verified mortgage history of 0x30x41 which exceeds minimum required of 0x30x24.; Verified credit history - Borrower has credit score of 747 which exceeds minimum 680 per guidelines.;
900001042	XXXX	Funded	2	2	1	1	Low LTV/CLTV/HCLTV - 46.54 CLTV is below 75% maximum per guidelines.; Disposable Income - Borrower has xxx in residual income.;	GIDE 0001 Guideline Exception(s) - 2-4 Unit properties are ineligible per the (investor) guidelines. - EV2/B - Investor Acknowledged Exception	CRED 0084 Income Calculation Discrepancy - Bonus income on WVOE does not match income on W2s or pay stubs. - 7/17/2024 - "Unfortunately, income with the work number is not reporting correctly which is why alternative documentation (ytd and year end paystubs along with W2 forms) has been used to document and calculate borrowers actual income. The income calculation is accurate and supported by the (prior years) W2 transcripts obtained from (agency). (most recent year) transcripts were not available at the time." ** Agree, (prior year) W2 matches to the wage transcript; confirmed (prior year) (3rd party VOI) Regular income + Bonus from paystubs is supported by (prior year) W2 wages. Review used (prior two years) regular income from (3rd party VOI) and annual bonus from paystubs provided which is supported by W2s, thus no additional documentation is required. CRED 0084 Exception Cleared;

900001019	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - 49.53% CLTV is below 85% maximum per guidelines.; Verified credit history - 795 Credit score exceeds minimum 680 per guidelines.;
900001030	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - 74.63% CLTV is less than maximum 85% per guidelines.; Verified credit history - 735 Credit score exceeds minimum 680 per guidelines.;
900001070	XXXX	Funded	2	2	1	1				Verified employment history - The borrower has been a (job title) for xxx years.; Established credit history - Open active credit dates back to xxx years with no reported lates; Verified reserves - No reserves required, borrower is receiving 38.76 months in PITIA reserves from cash out proceeds.;	CRED 0006 Missing Employment doc (VVOE) - Missing verification of self-employment within 30 days of the Note date. The (tax preparer) letter is dated 45 days prior to the Note date and the borrower's (business) license does not reflect the date it was pulled. Insurance license does reflect it is active through (post-consummation). - 7/19/2024 - Exception is downgraded EV2 with the attached post-consummation dated SOS search that is in support of the pre-consummation dated CPA letter and copy of active business license in file. CRED 0006 Downgraded to EV2/B.
900001057	XXXX	Funded	1	1	1	1	Verified housing payment history - 343 months of mortgage history paid 0x30, verified per credit report. ; Low LTV/CLTV/HCLTV - CLTV of 50.27%, maximum of 75% allowed per guidelines. ; Net tangible benefit - Debt consolidation saving borrower $xxx per month. ;	CRED 0091 Missing Tax Transcript(s) - Missing tax transcripts. Signed 4506C provided. - 7/23/2024 - Exception is cleared with the attached two years wage transcripts; retirement income not reported. Most recent year reflects no record of return filed. CRED 0091 Exception Cleared;

900001058	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - CLTV of 49.35%, maximum of 75% allowed per guidelines. ;	CRED 0095 Missing or Incomplete 4506-T/4506-C - Missing signed 4506-C for B2, only signed for B1 provided (pg 92). Copy of B2 transcript in file (pg 246). - 7/29/2024 - Exception is cleared with the attached B2 signed 4506C form. CRED 0095 Exception Cleared;

900001059	XXXX	Funded	1	1	1	1				Verified housing payment history - Borrowers have 0x30 mortgage history for 56 months which exceeds guideline minimum of 24 months.; Established credit history - Borrowers oldest trade line is 456 months.;
900001064	XXXX	Funded	1	1	1	1				Low DTI - 37.54% DTI is below 45% maximum per guidelines.; Verified employment history - Borrower has been on current job xxx years.;			CRED 0091 Missing Tax Transcript(s) - Missing required tax transcripts for xxx and xxx for borrower as required by guidelines. - 07/18/24 xxx and xxxx 1040 transcripts received.
900001092	XXXX	Approved	2	1	2	1	Verified credit history - 765 Credit score exceeds minimum 700 required per guidelines.; Disposable Income - Borrower has $xxx in disposable income.;	COMP 0027 Zero Tolerance Fee Violation - Missing changed circumstance for the increase to the appraisal fee on the xx/xx Loan Estimate, from $xxx to $xxx. The COC form does not provide a COC to justify increased appraisal fee charged to the borrower. - 7/31/2024 - Exception is downgraded to EV2/B with the attached PCCD, cover letter, copy of refund check in the amount of $xxx, and courier tracking slip to evidence delivery to borrower was completed within 60 days from discovery. COMP 0027 Exception Downgraded to EV2/B.	TRID 0134 Missing E-Sign Disclosure - Missing E-Sign Disclosure. No proof borrower(s) can receive documents via the electronic method as intended. Disclosures in the file are e-signed - i.e. intent to proceed, initial CD. - 7/23/2024 - Exception is cleared with the attached disclosure tracking; borrower consented xx/xx. TRID 0134 Exception Cleared;

900001061	XXXX	Funded	1	1	1	1				Verified employment history - Borrower has been on current job xxx years.; Verified housing payment history - Borrower has 0x30x35 verified mortgage history which exceeds minimum 0x30x24.;
900001095	XXXX	Approved	1	1	1	1	Established credit history - Open, active credit dates back to xxxx with no reported lates.; Verified reserves - 2 months PITIA or $xxx reserves required, borrower is receiving 22.76 months or $xxx in cash out proceeds from the transaction.;	APPR 0039 Appraisal Value is not supported by comparables - The AVM in the file reflects an FSD score of 0.11, per the guideline the FSD score must be equal to or less than 0.10. No exception located in the file. - 7/25/2024 - "The AVM value should be used and not Rental Value which is less than .10." ** Agree, value FSD is 0.07. Rental value FSD is 0.11. APPR 0039 Exception Cleared;

COMP 0010 Missing Affiliated Business Disclosure - Missing Affiliated Business Disclosure.  No Facts disclosure located in file to determine if lender has any affiliates.  If lender has no affiliates an attestation from a compliance officer attesting to no affiliates is acceptable. - 07/31/24 Facts recd, lender has no affiliates.

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for increased Documentary Taxes.  LEs disclosed a total of $xxx, Final CD dated xx/xx/xx Increase to GA Final State Loan fee $xxx page for a total of $xxx.  (COC does not disclose why the fees changed) - 8/7/2024 - Agree with lender posted response. LE disclosed taxes and other government fees $xxx to CD $xxx, no fee increase.

900001077	XXXX	Funded	2	1	2	1				Disposable Income - Borrowers have $xxx in verified disposable income.; Verified housing payment history - Borrowers have verified mortgage history of 0x30x43 which exceeds minimum required 0x30x24 per guidelines.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations. - EV2 Non-Material
900001255	XXXX	Funded	2	1	2	1				Low LTV/CLTV/HCLTV - 52.26% CLTV is below maximum 75% per guidelines.; Verified employment history - Borrower 1 has 7 plus years on current job.;	ROR 0012 ROR cannot expire in less than 3 business days from the execution or transaction date - B2 executed loan at a latter date. ROR expiration date was not updated. - 11/11/2024 - Recd B2 executed ROR form providing new 3 days to rescind the transaction. Rescission period expired.
900001160	XXXX	Funded	1	1	1	1	Verified housing payment history - Borrower has verified mortgage history of 0x30x47 which exceeds minimum 0x30x24.; Verified ownership of subject property - Borrower has owned subject property for 7 years.;	TXEQ 0020 Missing TX Home Equity Acknowledgment Regarding Voluntary Repayment of Existing Debt - State Required XX Disclosure is not in file. - 07/26/24 - TPR Error, executed State Required XX Disclosure located in file.

TXEQ 0021 Missing Designation of Homestead - State Required XX Disclosure not in file. - 07/26/24 - TPR Error, executed State Required XX Disclosure located in file.

COLL 0001 APN Number is not listed on Security Instrument - APN Number is not listed on Security Instrument - 08/20/24 - Copy of recorded DOT received. Verified legal on Exb A Matches thus missing APN is not a violation.

CRED 0087 Tax Returns/Transcripts are Insufficient - Missing required W2 transcripts for XX-XX. - 8/13/2024 - Recd XX wage transcript. Most recent year reflects no record of return filed. CRED 0087 Exception Cleared;

TXEQ 0011 Fair Market Value Disclosure not provided or executed by Title Holders or Lender - State Required XX Disclosure was not executed by the lender. - 08/20/24 - State Required XX Disclosure executed by the lender received.

GIDE 0001 Guideline Exception(s) - Cash out transactions in this state are ineligible per the guidelines. - 07/24/24 - Updated guidelines allowing loan transaction type received.

TXEQ 0023 Texas 50(a)(6) Loan Fees Exceed the Permissible Fee Limitation. - Total fees of $XX calculated includes $XX in Discount Fee that may be excludable. - 09/10/24 - Bona fide discount of $XX verified.  Total fees now w/in the permissible fee limit.

TXEQ 0019 Missing TX Home Equity Affidavit and Agreement - State Required XX Agreement not in file. - 8/7/2024 - Recd State Required XX Agreement.

900001062	XXXX	Funded	1	1	1	1				Verified ownership of subject property - Borrower has owned subject property xxx years.; Low LTV/CLTV/HCLTV - 61.99% CLTV is below 75% maximum per guidelines.;
900001068	XXXX	Funded	1	1	1	1				Low DTI - 31.84% DTI is below 50% maximum per guidelines.; Disposable Income - Borrowers have $xxx in disposable income.;
900001192	XXXX	Sold	2	1	2	1	Verified ownership of subject property - Borrower has owned subject property 10 years.; Disposable Income - Borrower has $XX is XX income.;	ROR 0012 ROR cannot expire in less than 3 business days from the execution or transaction date - ROR in file disclosed transaction date of XX/XX/XX and expiration date of XX/XX/XX which is less than 3 business days of final consummation date XX/XX/XX. - EV2 Post-Closing Corrective Action.

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for CD dated XX/XX/XX for increase to XX Fee and added XX fee of $XX. COC in file only addressed change in the closing agent. XX Fee increased from $XX on CD date XX/XX/XX to $XX on the XX/XX/XX CD. -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XX/XX/XX: XX, XX Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)), Compensating Factors:  - 8/13/2024 - Exception is cured with the attached PCCD, cover letter, copy of refund check $XX, and courier tracking slip to evidence delivery to borrower was completed within 60 days from discovery. --- Refer to new exception TRID 0205 for credit insufficient to cure the addition of the $XX XX Fee. TRID 0195 Exception Downgraded to EV2/B.Verified ownership of subject property

											TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - NEW 8/13/2024 - Recd PCCD with credit to cure $XX. Credit was insufficient to cover the 0% tolerance for the addition of the XX fee of $XX. The invoice was provided, however, it missing is the reason for the addition of the fee and why it was not previously disclosed to borrower as it is a requirement to obtain the loan. - 9/5/2024 - Exception is downgraded to EV2/B with the attached copy of cover letter, PCCD, refund check $XX, and courier tracking slip to evidence delivery to borrower was completed within 60 days from discovery.
900001071	XXXX	Funded	1	1	1	1	Verified reserves - Borrower has xxx months verified reserves.; Disposable Income - Borrower has $xxx in verified disposable income.;	FLOOD 0001 Flood Notice Was Not Provided to Applicant(s) - Missing evidence Notice of Special Flood Hazard disclosures was provided to borrower prior to closing. Only copy in file was executed at closing. - 7/24/2024 - Please downgrade based on the notice issue date and the Borrower provided the flood policy prior to closing. The policy was not a condition of the approval for prior to docs or funding.--Agree, flood notice signed at closing on 2nd lien. No assignee liability for delivery of flood notice on 2nd lien. FLOOD 0001 Exception Cleared;

900001078	XXXX	Funded	1	1	1	1	Low DTI - 30.31% DTI is below 50% maximum per guidelines.; Verified credit history - 804 Credit score exceeds minimum 680 per guidelines.;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing copy of Note/Final CD from the purchase of (non-subject REO) to verify loan amount of $xxx and PITIA of $xxx. Property details disclosed on the final 1003 as pending purchase. - 7/23/2024 - Exception is cleared with the attached copy of the executed note and closing disclosure. CRED 0096 Exception Cleared;

900001065	XXXX	Funded	1	1	1	1	Low DTI - 38.52% DTI is below 50% maximum per guidelines.; Disposable Income - Borrowers have $xxx in residual income.;	APRV 0001 Missing Underwriter Loan Approval - Lender approval not in file. Used 1008 for ratios. - 7/23/2024 - Exception is cleared with the attached underwriting decision. APRV 0001 Exception Cleared;

900001066	XXXX	Funded	1	1	1	1				Verified reserves - Borrower has 36 months reserves.; Verified employment history - Borrower has been on full time job for xxx years.;
900001067	XXXX	Funded	1	1	1	1				Verified credit history - 742 Credit score exceeds minimum 700 required per guidelines.; Disposable Income - Borrowers have $xxx in verified disposable income.;
900001069	XXXX	Funded	2	1	2	1	Verified credit history - Credit history dates back xxx years with no reported lates.; Low LTV/CLTV/HCLTV - CLTV is 17.03%;	TRID 0148 LE or CD is Deficient - CD escrow account section does not reflect if borrower declined an escrow account or if the lender didn't offer one. - EV2/B Non-Material	COMP 0045 ALTA Stmt and Closing Disclosure conflict - Missing final CD, subject is in a dry funding state and the final CD in the file is the one signed at closing. - 7/23/2024 - Exception is cleared with the attached copy of the dry funding CD. COMP 0045 Exception Cleared;

TITL 0009 Missing Required Property Title Search - Title document in the file appears to be a loan policy for the first mortgage.  Per guidelines title must be within 60 days of the Note date.  Missing commitment/prelim for the subject loan or final policy for the second lien.  Policy also includes a survey exception, no survey in the file. - 7/25/2024 - Recd Endorsement continuation report with title exam disclosing 2nd lien. TITL 0009 Exception Cleared;

CRED 0089 Missing Required Fraud Tool - Missing complete fraud report with all items addressed, only the Loan Participant Analysis/OFAC search from a DRIVE report is in the file. - 7/23/2024 - Exception is cleared with the attached fraud report; Fraud score 1000 / pass. CRED 0089 Exception Cleared;

APRV 0001 Missing Underwriter Loan Approval - Missing lender's approval, only the 1008 is in the file. - 7/23/2024 - Exception is cleared with the attached underwriting decision. APRV 0001 Exception Cleared;

900001109	XXXX	Funded	1	1	1	1	Verified housing payment history - Borrowers have verified mortgage history of 0x30x53 which exceeds minimum required 0x30x24. ; Low LTV/CLTV/HCLTV - 57.14% CLTV is below 85% maximum per guidelines.;	ROR 0004 Right of Rescission is not executed by Title Holder(s) - Missing executed ROR for B2. - 08/14/24 Executed ROR for B2 received.

APRV 0010 Underwriting Loan Approval is Deficient - Missing final lender approval, used 1008 for ratios. - 8/7/2024 - Exception is cleared with the attached loan approval.

900001110	XXXX	Funded	1	1	1	1	Verified employment history - Borrower 2 has been on current job xxx years.; Disposable Income - Borrowers have $xxx in residual income.;	CRED 0091 Missing Tax Transcript(s) - Missing wage earner tax transcripts for most recent two years. - 08/20/24 Joint 1040 transcripts for for most recent two years received. Also received was most recent two years Wage & Income transcripts for B1.

900001076	XXXX	Funded	1	1	1	1				Verified employment history - Borrower has been on current job xxx years.; Verified credit history - 760 Credit score exceeds minimum 680 required per guidelines.;
900001063	XXXX	Funded	1	1	1	1				Low DTI - 31.70% DTI is below 50% maximum per guidelines.; Verified housing payment history - Borrower has 0x30x45 verified mortgage history which exceeds minimum 0x30x24 required per guidelines.;
900001074	XXXX	Funded	2	2	2	1	Low LTV/CLTV/HCLTV - 69.59% CLTV is below 85% maximum per guidelines.; Verified credit history - 744 Credit score exceeds minimum 680 required per guidelines.;	CRED 0004 Back-end Ratio exception (DTI) - Review DTI of 47.78% exceeds the max allowed of 45%. Borrower does not meet the $xxx minimum residual income threshold to go to 50% DTI. Lender approved DTI 47.70&. - 7/25/2024 - Investor Acknowledged Exception.

											TRID 0148 LE or CD is Deficient - Final CD - Loan Disclosures / Escrow Account did not disclose if an escrow account was declined by the borrower or if the lender did not offer one. - EV2 Non-Material.
900001159	XXXX	Funded	2	2	1	1	Verified housing payment history - Borrower has verified mortgage payment history of 0x30x33 which exceeds minimum 0x30x24 per guidelines.; Disposable Income - Borrower has verified monthly XX income of $XX.;	CRED 0100 Insufficient verified reserves - Borrower is short reserves required by $XX. Loans exceeding 75% CLTV require 2 months reserves. Actual reserves verified are 0.81., Compensating Factors: - 9/10/2024 - Exception is downgraded to EV2/B with the attached pre and post consummation dated account statements documenting assets in excess of 2 months PITI.

											Verified housing payment history
900001072	XXXX	Funded	1	1	1	1	Low DTI - 37.32% DTI is below 50% maximum per guidelines.; Low LTV/CLTV/HCLTV - 55.86% CLTV is below 85% maximum per guidelines.;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Closing Disclosure estimated taxes and insurance of $xxx with property costs over year 1 of $xxx is inaccurate. Actual taxes and insurance $xxx with property costs over year 1 is $xxx. - 7/29/20247 - Exception is cleared with the attached documented tax and insurance; annual tax and insurance premium is the same. Disclosed payment and property costs over year 1 is accurate. TRID 0204 Exception Cleared;

900001079	XXXX	Funded	1	1	1	1				Verified credit history - 770 Credit score exceeds minimum 700 required per guidelines.; Verified housing payment history - Borrower has verified mortgage history of 0x30x30 which exceeds minimum required 0x30x24.;
900001191	XXXX	Sold	2	1	2	1	Low LTV/CLTV/HCLTV - 39.01% CLTV is below 85% maximum per guidelines.; Low DTI - 25.35% DTI is below 50% maximum per guidelines.;	TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Missing COC for XX Fee of $XX disclosed on XX/XX/XX. -- A Lender Credit for Excess Charges of ($0.00), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($2.50) were applied to the total fee variance of ($65.00) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. - 09/23/2024 EV2 Post-Closing Corrective Action - LOE and PC CD received.

											09/16/2024 - Recd evidence of principal reduction.
900001091	XXXX	Approved	1	1	1	1				Low DTI - 32.49% DTI is below 45% maximum per guidelines.; Disposable Income - Borrower has $xxx in disposable income.;			APRV 0001 Missing Underwriter Loan Approval - Lender approval is missing from loan file. 1008 does not have an approval date. - 07/31/24 Lender Loan approval received.
900001138	XXXX	Funded	1	1	1	1	Verified credit history - 789 Credit score exceeds minimum 680 score per guidelines.; Verified ownership of subject property - Borrower has owned subject property 9 years.;	CRED 0089 Missing Required Fraud Tool - Missing comprehensive fraud report with all fraud findings satisfactorily addressed. No fraud report provided in file. - 07/30/24 - Drive report received.

HUD 0001 Missing Final HUD-1 - Missing borrower signed final CD. - 8/22/2024 - Recd email correspondence from correspondent post closing manager confirming that the unexecuted CD in file dated XX/XX with cash to borrower of $XX was not provided to borrower. Final CD XX/XX wet-signed by the the borrower with cash to borrower of $XX provided XX/XX. HUD 0001 Exception Cleared;

900001097	XXXX	Approved	1	1	1	1	Verified employment history - Borrower has been in business for xxx years.; Low LTV/CLTV/HCLTV - 46.67% CLTV is below 80% maximum per guidelines.;	HUD 0028 Loan Disbursement Date and Interest From on HUD do not match - Missing dry funding CD. Final CD and HUD reflect a disbursement date of xx/xx/xx. The HUD has the prepaid interest calculated from xx/xx/xx, the final CD has the prepaid interest calculated from xx/xx/xx. - 07/31/24 Final settlement statement confirming disbursement date of xx/xx/xx received.

900001100	XXXX	Approved	1	1	1	1				Low LTV/CLTV/HCLTV - CLTV of 40.36%, maximum of 85% allowed per guidelines. ; Verified housing payment history - 189 months of mortgage history paid 0x30, verified per credit report. ;			TRID 0130 Missing Intent to Proceed - Missing intent to proceed. ITP forms in file are not executed by the borrower. - 7/30/24 ITP executed by B1 received.
900001113	XXXX	Funded	2	1	2	1				Verified ownership of subject property - Borrowers have lived in subject property xxx years.; Disposable Income - Borrowers have $xxx in verified disposable income.;	TRID 0148 LE or CD is Deficient - Final CD dated xx/xx/xx and PCCD dated xx/xx/xx - Loan Disclosures / Partial Payments did not disclose if the lender may accept, may hold, or does not accept partial payments. - EV2 Post Closing Corrective Action --Corrective PC CD and LOE to borrower received.
900001101	XXXX	Approved	2	2	1	1				Verified credit history - 785 Credit score exceeds minimum 680 required per guidelines.; Low DTI - 10.96% DTI is below maximum 50% per guidelines.;	CRED 0082 Income Documentation is Insufficient - Missing required signed written business narrative including description of business operation, primary product or services, customer base, number of employees and any additional information helpful in determining eligible deposits. - EV2 Investor Acknowledged Exception
900001123	XXXX	Funded	2	1	2	1	Disposable Income - Borrower has $xxx in verified disposable income.; Low DTI - Borrower DTI of 36.87% is below 50% maximum per guidelines.;	TRID 0148 LE or CD is Deficient - Loan disclosures on final CD is incomplete. Reason loan is not escrowed is not checked. - EV2/B Non-Material	PROP 0003 Missing Required Property Inspection - Missing required property condition inspection as required by guidelines. - 8/7/2024 - Exception is cleared with the attached property condition report. Potential risk noted due to no comps being included in the report. AVM report in file provided comps. PROP 0003 Exception Cleared;

TITL 0011 Missing Title Holder Name from Title Evidence - Deed of Trust reflects vesting.

 - 8/13/2024 - Recd response from title, The Limited Coverage Policy is not a post closing product. It is an actual final policy that is issued upfront when the order is requested. Any new vesting deed or mortgage information is added via the JR1 endorsement. Correct Vesting shows on Bullet #3. --- Included is a copy of the endorsement with the correct vesting. TITL 0011 Exception Cleared;

900001111	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - 65.30% CLTV is below 85% maximum per guidelines.; Verified ownership of subject property - Borrower has owned subject property for xxx years.;			DEED 0021 Missing Legal Description on Mortgage/DOT - Missing Mortgage Exhibit A Legal Description. - 08/19/24 Copy of recorded mortgage w/Exhibit A received.
900001087	XXXX	Approved	1	1	1	1	Low LTV/CLTV/HCLTV - 46.493% CLTV is below 75% maximum per guidelines.; Low DTI - 36.17% DTI is below 45% maximum per guidelines.;	APRV 0001 Missing Underwriter Loan Approval - Missing loan approval. Only 1008 provided in file. - 8/7/2024 - Exception is cleared with the attached copy of the underwriting conditional approval. APPRV 0001 Exception Cleared;

900001132	XXXX	Funded	2	1	2	1	Low LTV/CLTV/HCLTV - CLTV of 61.55%, maximum of 85% allowed per guidelines. ;	TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Missing COC to address increased title fees on the final CD.

Total Variance $XXX. -- A Lender Credit for Excess Charges of ($0.00), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($134.47) were applied to the total fee variance of ($299.47) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. - 08/15/2024 - EV2 Post Closing Corrective Action. PC CC, LOE to borrower, Copy of refund check in the amount of $XX, and fed-ex tracking received.	CRED 0091 Missing Tax Transcript(s) - Missing most recent two years wage transcripts. Signed 4506C provided. - 8/28/2024 - Exception re-reviewed and cleared. 1099's reflect no taxes being withheld. Income XX is not taxable. Since borrowers income is non-taxable transcripts would not be applicable due to borrower age not requiring filing returns on unearned non-taxable income sources.

900001089	XXXX	Funded	1	1	1	1				Verified housing payment history - 120 months of mortgage history paid 0x30, verified per credit report. ;
900001090	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - 59.38% CLTV is below 85% maximum per guidelines.; Verified employment history - Borrower 1 has been on job for xxx years.;
900001133	XXXX	Funded	2	1	1	2	Verified housing payment history - Borrower has verified housing payment history of 0x30x45 which exceeds 0x30x24 minimum required.; Verified credit history - 739 Credit score exceeds minimum 700 required by guidelines.;	APPR 0076 Appraisal Discrepancy - 1. Appraisal neighborhood is listed as XX, but comment states that subject is located in a XX area which would require lender approval.

											2. Appraiser does not address damage to basement walls from pets. - 8/23/2024 - Investor acknowledged the property without 10% LTV reduction.		APRV 0001 Missing Underwriter Loan Approval - Missing loan approval. Only 1008 provided in file. - 8/7/2024 - Exception is cleared with the attached underwriting decision. APRV 0001 Exception Cleared;
900001125	XXXX	Funded	1	1	1	1	Verified employment history - Borrower 1 has been on current job xxx years, Borrower 2 has been on current job xxx years.; Low DTI - 33.46% DTI is below 50% maximum per guidelines.;	CRED 0082 Income Documentation is Insufficient - 1. Borrower 1 is currently on workers compensation per pay stubs but file has no documentation of the claim dates, return to work information or expected pay.

2. Borrower 2 is paid hourly with variable hours. Need a WVOE with income breakdown to calculate income. - 8/19/2024 - Per employer (Stip 8/13), "This email is to confirm that (borrower) is receiving Light Duty Workers Comp, (borrower) has not missed work and this is not a temp leave situation." -- Employer confirms borrower is not on any leave of absence and paystubs confirms full compensation. Part 1 of the exception is cleared. Part 2 of the exception was cleared with B2 WVOE presented (Stip 8/15). CRED 0082 Exception Cleared;

TRID 0166 Closing Disclosure Total of Payments is Under Disclosed 1026.38(o)(2) - Missing dry funding CD. - 8/8/2024 - Exception appears to have been reported in error. CD dated xx/xx, Note Date xx/xx, Received at Closing xx/xx. TRID 0166 Exception Cleared;

TRID 0045 Document Intent to Proceed with the Transaction - Missing intent to proceed date. Intent to proceed forms in file are not signed. - 07/31/24 - ITP received.

PROP 0003 Missing Required Property Inspection - Missing required property inspection report. - 07/31/24 - PCI dated (##/##/##) received.  Subject is noted as being in average condition with no negative or adverse property features noted.

900001081	XXXX	Funded	2	2	2	1	Verified credit history - 767 Credit score exceeds minimum 680 required by guidelines.; Disposable Income - Borrower has $xxx in verified residual income.;	APRV 0010 Underwriting Loan Approval is Deficient - Review DTI 44.27% / Qualifying DTI 49.76%, variance > 3%. Qualifying DTI double counted taxes and issuance already being escrowed with first lien. , Compensating Factors: - DTI Variance > 3% is non-material (Max Allowed 50%).Verified credit history

											TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final CD dated xx/xx/xx does not indicate if the borrower declined an escrow account or if the lender does not offer one. - EV2/B Non-Material
900001256	XXXX	Funded	1	1	1	1	Verified credit history - 768 qualifying credit scores, minimum required of 680. No derogatory credit. Credit file dates back XX years. 180 plus months of mortgage history reporting with no late payments.; Verified employment history - 21 plus years of verified employment with current employer per VOE. ;	TRID 0135 No proof borrower(s) can receive documents via the electronic method as intended - Missing documented eConsent (date), which is the date the loan estimate was eSigned. Disclosure tracking in file eConsent date is blank. - 8/28/2024 Exception is cleared with the attached eConsent.

NOTE 0050 Note is Incomplete - Subordinate Lien Clause was not completed. - 11/05/2024 - Recd copy of the borrower executed newly drafted note with subordinate lien clause section completed.

TXEQ 0011 Fair Market Value Disclosure not provided or executed by Title Holders or Lender - State required XX Disclosure is not signed by the lender. - 09/16/24 - State required XX Disclosure executed by lender and borrower received.

900001162	XXXX	Funded	2	1	2	1				Verified housing payment history - Borrowers have verified mortgage history of 0x30x50, which exceeds minimum 0x30x24.; Low DTI - 39.17% DTI is below 45% maximum per guidelines.;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Disclosed estimated costs of $XX with property costs over year 1 of $XX is inaccurate. Lender is not required to disclose costs escrowed with first lien. If the costs are disclosed they must be accurate. Actual costs are $XX with property costs over year 1 of $XX. - 09/17/2024 - Exception is downgraded to EV2/B with the attached PCCD and cover letter. US Mailbox Rule to be applied to evidence delivery to borrower completed within 60 days of discovery.		CRED 0091 Missing Tax Transcript(s) - Missing tax transcripts for most recent two years for Borrower 2. - 09/03/24 - Wage transcripts for B2 for most recent three years received.
900001093	XXXX	Approved	2	1	2	1	Verified employment history - Borrower 1 has been on current job xxx years, Borrower 2 has been on current job xxx years.; Low LTV/CLTV/HCLTV - 54.53% CLTV is below 80% maximum per guidelines.;	TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final CD does not indicate if the borrower declined an escrow account or if the lender does not offer one. - EV2/B Non-material	TRID 0166 Closing Disclosure Total of Payments is Under Disclosed 1026.38(o)(2) - Missing dry funding CD issued after closing. - 8/7/2024 - Recd dry funding CD. TRID 0166 Exception Cleared;

TRID 0162 LE is not within 3 business days of Change of Circumstance. - Missing re-disclosed LE for rate lock extension and interest rate change to 9%. COC issued xx/xx is more than 3 days prior to next LE in file issued xx/xx LE. - 8/7/2024 - "(lender) was closed for business on xx/xx and xx/xx, which followed into the weekend. The LE dated xx/xx is within business days timeframe." TRID 0162 Exception Cleared;

900001136	XXXX	Funded	2	1	2	1				Low DTI - 33.39% DTI is below 45% maximum per guidelines.; Disposable Income - Borrowers have verified residual income of $XXXX.;	TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure. - Missing COC or general credit for increase in recording fees. COC does not address increase in this fee. -- The total amount of Closing Disclosure 10% Category fees ($184.00) increased by more than 10% from the total amount disclosed on the Loan Estimate sent on XX/XX/XX, ($115.00). The total amount of fees in this category cannot exceed ($126.50) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)). - 8/24/2024 - Exception is downgraded EV2/B with the attached PCCD, cover letter, copy of refund check $XX, and courier tracking slip to evidence package is in transit.
900001115	XXXX	Funded	2	2	1	1	Low DTI - 38.81% DTI < 45%.;	CRED 0082 Income Documentation is Insufficient - Borrower is self employed qualifying on 12 months business bank statement program. Missing signed Business Narrative required per guidelines. - EV2/B - Investor Acknowledged Exception	RESPA 0029 Missing Homeownership Counseling Disclosure - Missing Homeownership Counseling Disclosure to verify 10 counselors were disclosed to borrower. - 8/7/2024 - Exception is cleared with the attached Homeownership Counseling Disclosure.

COMP 0010 Missing Affiliated Business Disclosure - Missing affiliated business disclosure. No privacy disclosure in file to indicate if the lender has any affiliated business relationships to disclose. - 8/7/2024 - Lender confirms that there are no affiliated business relationships to disclose, thus no ABD required.

TRID 0166 Closing Disclosure Total of Payments is Under Disclosed 1026.38(o)(2) - Missing post-closing dry funding CD. - 8/13/2024 - Recd closing CD. TRID 0166 Exception Cleared;

900001193	XXXX	Sold	1	1	1	1	Verified housing payment history - Borrower has verified mortgage history of 0x30x95.; Low DTI - Borrower DTI of 33.41% is below 50% maximum per guidelines.;	APRV 0010 Underwriting Loan Approval is Deficient - Missing lender approval. - 09/03/24 - Lender loan approval received.

HUD 0028 Loan Disbursement Date and Interest From on HUD do not match - Final CD dated XX/XX/XX reflects a disbursement date of XX/XX/XX.  Actual disbursement date per the final settlement statement is XX/XX/XX.  Missing final CD reflecting final dates. - 09/24/24 - PC CD dated XX/XX/XX received. Fees and Disbursement date updated. (Dry Funding state).

TRID 0148 LE or CD is Deficient - Missing second page of the initial LE Dated XX/XX/XX. - 09/03/24 - Pages 1 and 2 of the LE dated XX/XX/XX received.

ROR 0004 Right of Rescission is not executed by Title Holder(s) - Missing executed ROR by all title holders. RORs in file are unexecuted.  - 09/03/24 - Executed ROR received.

900001135	XXXX	Funded	1	1	1	1	Verified credit history - Qualifying credit score 767 > 700 Min Required.;	CRED 0137 Missing W2(s) - W2 forms provided are not complete copies. The Year is not stated on the W2 forms. - 8/20/2024 - Exception re-reviewed and cleared. Loan file contains 3rd party VOE and wage transcripts. CRED 0137 Exception Cleared;

CRED 0038 Missing Credit Package - Multiple parts of file have the bottom part of the page cut off.  - 9/30/2024 - Recd complete copies of missing documents.

NOTE 0050 Note is Incomplete - Page 1 of Note is not fully visible. Bottom section of image is cut off at the bottom.  - 08/13/24 - Complete copy of the Note received.

ROR 0004 Right of Rescission is not executed by Title Holder(s) - Copies of ROR appear to have cut off pages and are missing signatures/dates of borrowers/vested owners. - 08/13/24 - Complete copies of the executed RORs received.

APPR 0002 Appraisal is Incomplete - Appraisal is not complete. The bottom section of all pages of appraisal has been cut off. Not all photos are fully visible  - 08/13/24 - Complete copy of appraisal received.

900001098	XXXX	Approved	2	1	2	1	Low DTI - 27.68% DTI is below maximum 50% per guidelines.; Verified employment history - Borrower has been on current job xxx years.;	TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final CD does not indicate if the borrower declined an escrow account or if the lender does not offer one. - EV2 Non-Material	TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure. - Missing COC for decrease in general credit. Credit changed from $-xxx to $-xxx -- The sum of non-specific (lump sum) lender credits and specific lender credits ($xxx) has decreased from the amount disclosed on the Loan Estimate sent on xx/xx, ($xxx). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). - 08/01/24 - Recd from lender: Please see rate lock extension and credit adjustment.

900001099	XXXX	Approved	2	2	1	1				Verified employment history - Borrower 1 has been on job xxx years.; Verified credit history - 779 Credit score exceeds minimum required 680 per guidelines.;	CRED 0006 Missing Employment doc (VVOE) - Missing VVOE for B1 dated within 10 days of the note date. The (voe) is incomplete and does not confirm if the borrower was still active., Compensating Factors: - Exception is downgraded to EV2/B with the attached post-consummation dated VOE, which is in support of the pre-consummation dated VOE in file dated < 30 days prior to closing. Verified credit history
900001129	XXXX	Funded	2	1	2	1	Verified employment history - Borrower has owned business for 23 plus years.; Verified credit history - 766 Credit score exceeds minimum 700 required per guidelines.;	TRID 0166 Closing Disclosure Total of Payments is Under Disclosed 1026.38(o)(2) - NEW 8/14 Recd PCCD TRID 0089: Disclosed Total of Payments of $693,208.34 on CD issued at closing on XX/XX is $XX less than the corrected Total of Payments of $693,266.34 disclosed on PCCD issued on XX/XX. This exceeds the $35 threshold for rescindable transactions. Requires LOE, PCCD, refund, re-opening of rescission period and evidence of receipt by borrower. - 9/4/2024 - Exception is downgraded to EV2/B with the attached ROR and courier tracking slip to evidence delivery to borrower. PCCD disclosing the credit of $XX for increase above legal limit, copy of refund $XX, and courier tracking slip to evidence delivery to borrower was completed within 60 days from closing previously provided on XX/XX.

TRID 0148 LE or CD is Deficient - Final CD Loan Disclosures / Escrow Account did not disclose if an escrow account was declined by the borrower or if the lender did not offer one. - EV2 Non-Material

											TRID 0089 Disclosed Finance Charge Must Be >= Actual Finance Charge - $35 - In reviewing the lender's mavent report it appears that the variance is due to the lender not including $XX State Policy Fee and $XX Tax Service fee.--The disclosed finance charge ($478,827.34) is ($61.00) below the actual finance charge ($478,888.34). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1) - 9/4/2024 - Exception is downgraded to EV2/B with the attached ROR and courier tracking slip to evidence delivery to borrower. PCCD disclosing the credit of $XX for increase above legal limit, copy of refund $XX, and courier tracking slip to evidence delivery to borrower was completed within 60 days from closing previously provided on XX/XX.
900001112	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - 52.10% CLTV is below 85% maximum per guidelines.; Verified housing payment history - Borrower has verified mortgage history of 0x30x45 which exceeds the minimum 0x30x24 required per guidelines.;
900001114	XXXX	Funded	1	1	1	1				Verified employment history - Borrower 2 has been on current job xxx years.; Low DTI - 25.41% DTI is below 50% maximum per guidelines.;
900001130	XXXX	Funded	2	2	2	1	Low LTV/CLTV/HCLTV - 53.09% CLTV is below 80% maximum per guidelines.; Disposable Income - Borrower has verified $XX in residual income.;	CRED 0004 Back-end Ratio exception (DTI) - UPDATED EXCEPTION: Approved DTI 44.58% / Review DTI 48.48%, variance > 3% due to income calculation discrepancy.

ORIGINAL EXCEPTION: 51.06% DTI exceeds maximum 50% per guidelines. Per Final 1003 reflects notes receivable income of $XXXX was used to qualify.  Notes in file are held by XX and XX.  This income appears to be reported on the returns and reflected in the interest income reported on the borrower's K1.  Review has included the income under each applicable business as reported on the K1s vs the separate Notes receivable as the file does not contain any documentation to verify regular receipt of income for the most recent 12 months.  , Compensating Factors:  - Approved DTI 44.58% / Review DTI 48.48%, variance > 3% due to income calculation discrepancy. Review DTI excluding installment debt < 10 months is 48.48% < 50% Max Allowed (LTV < 80%, FICO > 720, and Residual Income > $XX). Low LTV/CLTV/HCLTV

CRED 0006 Missing Employment doc (VVOE) - Missing 3rd party verification of self-employment.

, Compensating Factors:  - 8/23/2024 - Exception is downgraded to EV2/B with the attached post-consummation dated SOS for self-employment businesses, which is in support of two years tax returns provided in file.Low LTV/CLTV/HCLTV

TRID 0148 LE or CD is Deficient - Final CD Loan Disclosures / Escrow Account did not disclose if an escrow account was declined by the borrower or if the lender did not offer one. - EV2 Non-Material	TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure. - Missing COC for decrease in lender credit. --The sum of non-specific (lump sum) lender credits and specific lender credits ($6,250.00) has decreased from the amount disclosed on the Closing Disclosure sent on 2024-06-21, ($7,500.00). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). - 8/8/2024 - Exception is cleared with the attached COC.

900001175	XXXX	Funded	2	1	2	1	Low DTI - 22.34% DTI, maximum of 45% allowed. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

 - EV2 Non-Material

TRID 0089 Disclosed Finance Charge Must Be >= Actual Finance Charge - $35 - 08/21/24 - Added per PC CD dated XX/XX/XX -- The disclosed finance charge ($879,272.51) is ($73.00) below the actual finance charge ($879,345.51). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1) - 09/11/2024 EV2 Post-Closing Corrective Action - LOE, ROR, and Fed-Ex tracking received. Delivery confirmed XX/XX/XX. ROR expired XX/XX/XX.

9/9/2024 - Exception is partially cured with PCCD, cover letter, copy of refund check $XX, and courier tracking slip. TRID Grid 4.0 allows for Corrected PCCD or detailed LOE re-disclosing the correct information.	HUD 0028 Loan Disbursement Date and Interest From on HUD do not match - Signed CD has disbursement date of XX/XX/XX with an interest from date of XX/XX/XX. Estimated HUD executed XX/XX/XX reflects XX/XX/XX. Missing final CD. (Dry Funding state) - 08/20/24 - Final CD reflecting the actual disbursement date and interest to/from dates received. (Dry Funding State)

TITL 0014 Title Policy - Schedule B Exception - Per Preliminary Title there were unpaid, delinquent property taxes on subject. Tax Bill states taxes were due by XX/XX/XX. No evidence on final Closing Disclosure that the taxes were paid.  - 8/13/2024 - Recd tax information evidencing that the delinquent taxes were redeemed. TITL 0014 Exception Cleared;

TRID 0023 Last Loan Estimate Sent Method Not In Person and No Received Date - Missing the disclosure tracking to verify borrower receipt of the LE issued XX/XX/XX.  - 8/13/2024 - Recd disclosure tracking to evidence delivery to borrower within 4 business days before consummation. TRID 0023 Exception Cleared;

900001084	XXXX	Approved	1	1	1	1				Verified housing payment history - Borrowers have verified mortgage history of 0x30x36 which exceeds minimum 0x30x24 required by guidelines; Disposable Income - Borrowers have $xxx in verified residual income.;
900001240	XXXX	Funded	2	1	2	1	Verified housing payment history - 44 months of mortgage history paid 0x30, verified per credit report. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Compliance with Title XI of FIRREA not included in Appraisal Report. - EV2 Non-Material	CRED 0086 Undisclosed or Excluded Debt - NEW 9/12/24 - After deducting payments paid at closing DTI exception identified (CRED 0004).

XX minimum payment of $XX was not included in qualifying. Including the liability increased the DTI to 45.18% > 45% Max Allowed. Borrower does not meet requirements to allow DTI up to 50%. - 9/17/2024 - Exception re-reviewed and cleared. CD confirms the liability was paid at closing.

PROP 0003 Missing Required Property Inspection - Missing post-disaster inspection report.  Subject county is in a declared disaster zone eligible for individual assistance. - 10/17/2024 - Exception is cleared with the attached disaster inspection report confirming no property damage.

CRED 0004 Back-end Ratio exception (DTI) - Missing current statements to verify payoffs were sufficient to pay account balances in full. With payments included DTI is 76.64% which exceeds the max allowed of 45%. - 9/10/2024 - Exception is cleared with the attached preclose credit report.

900001194	XXXX	Sold	2	1	2	1	Verified housing payment history - 127 months of mortgage history paid 0x30, verified per credit report. ; Net tangible benefit - Debt consolidation saving borrower $XX per month. ;	TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure. - Missing COC for increase in Recording Fee on Final CD signed at closing. Borrower paid portion increased from $XX to $XX. - 09/15/24 - LOE to borrower, PC CD, copy of refund check in the amount of $XX, and (courier) tracking to evidence delivery to borrower was completed within 60 days from consummation.

											TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure. - Missing COC for removal of specific fee credits on Final CD. Initial CD and Interim CD show several items in Section B paid by other. Final CD shows these items paid by borrower. No COC or offsetting General Credit. - 09/15/24 - LOE to borrower, PC CD, copy of refund check in the amount of $XX, and (courier) tracking to evidence delivery to borrower was completed within 60 days from consummation.
900001094	XXXX	Funded	1	1	1	1				Net tangible benefit - Debt consolidation saving borrower $xxx per month; Verified housing payment history - 127 months of mortgage history paid 0x30, verified per credit report.;
900001103	XXXX	Funded	2	1	2	1				Low DTI - 36.29% - Max 45%DTI; Verified housing payment history - 34 months verified 0x30 mortgage payment history;	TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final CD dated xx/xx/xx does not indicate if the borrower declined an escrow account or if the lender does not offer one. - EV2 Non-Material
900001105	XXXX	Funded	1	1	1	1				Verified housing payment history - 143 months of mortgage history paid 0x30, verified per credit report. ; Net tangible benefit - Debt consolidation saving borrower $xxx per month. ;
900001157	XXXX	Funded	2	2	1	1	Low LTV/CLTV/HCLTV - CLTV of 43.05%, maximum of 85% allowed per guidelines. ;	CRED 0004 Back-end Ratio exception (DTI) - Review DTI of 45.28% exceeds maximum allowed of 45% (does not qualify for DTI to 50%). File contains no valid approval, unable to validate lender DTI. Based on 1008, lender included XX income of $XX/mo which is not documented in the file and lender included Other Monthly payments of $XX which are not documented. Review verified other monthly payments of $XX. - 8/14/2024 - Investor accepts the post-close score and allow DTI up to 50%. CRED 0004 Investor Acknowledged Exception;	CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Per final 1003, borrowers own a separate free and clear investment property at (address). No documentation of this property in the file. 1003 states tax and insurance of $XX/mo. Missing documentation of tax and insurance expenses and missing confirmation that property is free and clear. Review included stated expenses of $XX/mo pending verification. - 08/19/24 - Updated 1003, 1008, and property profile report for noted separate REO was received. Property report confirms no ownership by borrowers. Updated 1008/1003 reflect that the separate REO and expenses have been removed.

TRID 0148 LE or CD is Deficient - Missing copy of CD issued XX/XX and presumed received by the borrower on XX/XX per disclosure tracking documents. - 9/6/2024 - Exception is cleared with the attached lender attestation confirming disclosures indicated to have been issued XX/XX and XX/XX were not delivered to borrower.

APRV 0010 Underwriting Loan Approval is Deficient - File contains no valid approval matching final terms of Note. Based on documents in the file the original loan request was $XX. Loan closed with $XX amount. 1008 lists correct loan amount, however based on Other Monthly payments it appears the 1008 still reflects the debts paid off. Missing final loan approval. - 08/19/24 - Updated loan approval and 1008 reflecting the subject loan terms received.

900001088	XXXX	Funded	1	1	1	1				None - No significant compensating factors. ;
900001121	XXXX	Funded	2	1	2	1	Low LTV/CLTV/HCLTV - CLTV of 49%, maximum of 80% allowed per guidelines. ; Verified credit history - 759 FICO > 640 Min Required.;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - CD only included estimated insurance payment in property costs over year 1 calculation. Actual tax $xxx + insurance $xxx = $xxx with property costs over year 1 of $xxx. - EV2 Post Closing Corrective Action- Corrective PC CD and LOE to borrower received.

											TRID 0148 LE or CD is Deficient - Final CD dated xx/xx/xx Loan Disclosures / Escrow Account did not disclose if an escrow account was declined by the borrower or if the lender did not offer one. - EV2/B Non-Material
900001102	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - 71.86% CLTV < 85% Max Allowed.; Verified credit history - Qualifying FIC 723 > 680 Minimum Required.;
900001151	XXXX	Funded	2	2	2	1	Verified housing payment history - 48 months current mortgage history paid 0x30 per credit report. ; Verified credit history - Borrower representative credit score is 725. All credit history reported is paid 0x30 with oldest reporting tradeline 24 years of history. ; Net tangible benefit - Borrower paid off $XX in consumer debt eliminating $XX in monthly payments. ;	APRV 0010 Underwriting Loan Approval is Deficient - Approved DTI 43.85% / Review DTI 35.10% (Max 45%), variance > 3%. Difference is due to XX costs being double counted. - EV2/B Non-Material.

TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final CD dated XX/XX/XX does not indicate if the borrower declined an escrow account or if the lender does not offer one., Compensating Factors:  - EV2/B Non-MaterialVerified housing payment history

											TRID 0089 Disclosed Finance Charge Must Be >= Actual Finance Charge - $35 - Under-disclosure is due to XX Fee. -- The disclosed finance charge ($292,569.22) is ($575) below the actual finance charge ($293,144.22). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1) - 9/3/2024 - Exception is downgraded to EV2/B with the borrower executed ROR, PCCD, LOE, and refund check with evidence of trackable delivery to borrower.
900001127	XXXX	Funded	1	1	1	1	Verified employment history - Borrower has been employed with same employer for xxx years.; Verified housing payment history - 73 combined months of mortgage pay history paid 0x30 per credit report. ; Verified reserves - 50 months reserves remain after closing from cashout received from the subject transaction. ;	CRED 0004 Back-end Ratio exception (DTI) - Review DTI 45.39% > 45% Max Allowed, (Creditor) xxxx payment of $xxx does not appear to have been considered in qualifying. Borrower does not meet the residual income requirement of $xxx for max DTI allowed of 50% (Income $xxx - Liabilities $xxx =$xxx). - 08/13/24 Copy of Citi statement reflecting $xxx balance received. Final DTI with updated $xxx payment 44.77%.

900001137	XXXX	Funded	1	1	1	1	Verified reserves - Borrower has XX months verified reserves.; Disposable Income - Borrower has $XXXX in verified disposable income.;	APRV 0001 Missing Underwriter Loan Approval - Missing lender's underwriting decision / approval. Review used 1008 for ratios. - SEE APRV 0003

APRV 0003 Missing Loan Approval Date - Missing lender's underwriting decision / approval. Review used 1008 for ratios.  - 09/03/24 - Lender loan approval received.

900001163	XXXX	Funded	2	2	2	1	Net tangible benefit - Debt consolidation saving borrower $XX per month. ; Verified credit history - 152 months of mortgage history paid 0x30, verified per credit report. ;	CRED 0004 Back-end Ratio exception (DTI) - Review DTI 23.53% / Approved DTI 28.71%, variance > 3% due to lender double counting costs already being escrowed with first lien. , Compensating Factors: - EV2/B Non-Material.Verified credit history

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing valid COC for increase to XX Fee of $XX ON XX/XX (From $XX to $XX).-- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XX/XX/XX: XX Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - 09/10/2024 EV2 Post-Closing Corrective action -- PC CD, LOE, Copy of refund check, and fed-ex tracking received.

											TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure. - Missing COC for LE issued XX/XX/XX for the increase in the XX fee. -- The total amount of Closing Disclosure 10% Category fees ($261.85) increased by more than 10% from the total amount disclosed on the Loan Estimate sent on XX/XX/XX, ($115.00). The total amount of fees in this category cannot exceed ($126.50) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)). - 09/10/2024 EV2 Post-Closing Corrective action -- PC CD, LOE, Copy of refund check, and fed-ex tracking received.
900001096	XXXX	Funded	1	1	1	1				Verified employment history - Borrower has been on current job for xxx years.; Verified housing payment history - Borrower has verified mortgage history of 0x30 for last 10 years.;
900001104	XXXX	Funded	1	1	1	1				Low DTI - 35.04% DTI is below 45% maximum per guidelines.; Disposable Income - Borrowers have $xxx in verified residual income.;
900001116	XXXX	Funded	1	1	1	1				Verified employment history - Borrower has been on current job xxx years.; Low DTI - 35.662% DTI is below 50% maximum per guidelines.;
900001164	XXXX	Funded	2	2	1	1	Verified credit history - 767 Credit score exceeds minimum 680 required per guidelines.; Disposable Income - Borrowers have $XX in verified XX income.;	CRED 0082 Income Documentation is Insufficient - Most recent year tax return is not complete or signed by borrower. Missing first page and borrower signature.

, Compensating Factors: - EV2 Most recent tax transcripts in file validated return.Verified credit history	TITL 0014 Title Policy - Schedule B Exception - Title Report includes exception for XX and file does have payoff letter for $XX to payoff the exception; however, the payoff is not listed on the final CD. - 09/18/2024 - Recd image of Letter of Affirmation reflecting a $XX fee to be paid in order to terminate the XX Title Report Exception. Settlement statement provided XX/XX confirms Termination Fee was paid at closing.

900001118	XXXX	Funded	1	1	1	1				Verified housing payment history - 83 combined months of mortgage housing pay history paid 0x30 per the credit report. Borrower paid off existing 2nd lien with 15 months of prior history also paid 0x30. ; Low DTI - Low 31.65% DTI when guidelines allow up to 45%; Net tangible benefit - Borrower paid off $xxx in consumer debt with subject transaction eliminating $xxx in total monthly payments. ;
900001119	XXXX	Funded	2	2	1	1				Verified housing payment history - 168 combined months of mortgage housing paid 0x30 per credit report. ; Net tangible benefit - Borrower paid off $xxx in consumer debt with subject transaction eliminating $xxx in monthly debt. ; Verified reserves - 11 months reserves verified when guidelines required none. This is based on assets verified with bank statements and does not include the cash received at closing from the subject transaction. ;	CRED 0004 Back-end Ratio exception (DTI) - Review DTI 42.35% / Approved DTI 35.80%, Variance > 3% is due to review including consumer debt payment on pre-close report. Borrower paid off one account with similar attributes; however, account numbers do not match. Max DTI allowed is 45%. , Compensating Factors: - EV2/B Non-MaterialVerified reserves
900001196	XXXX	Sold	2	1	2	1	Verified employment history - Borrower has been on current job 19 plus years.; Verified credit history - 789 Credit score exceeds minimum 680 per guidelines.;	TRID 0171 Missing valid Change of Circumstance(s) - Missing COC for LE issued XX/XX/XX. Rate reduced and locked. - EV2 Non-Material, Rate was reduced and no fee violation.	PROP 0003 Missing Required Property Inspection - Missing post disaster inspection report. Subject is in XX which was a declared disaster area as of XX/XX/XX. - 02/03/26 - Exterior PCI received confirming property is in average condition with no repairs needed.

TXEQ 0019 Missing TX Home Equity Affidavit and Agreement - Missing executed copy State Required XX Agreement. - 09/16/24 - State Required XX Agreement received.

900001141	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - 40.71% CLTV is below 85% maximum per guidelines.; Verified credit history - 721 Credit score exceeds minimum 680 required per guidelines.;			ROR 0004 Right of Rescission is not executed by Title Holder(s) - Missing ROR for Title Holder XX. - 09/04/24 - Executed ROR received.
900001144	XXXX	Funded	1	1	1	1				Verified employment history - Borrower has 16.29 years on current job.; Disposable Income - Borrower has $XX in verified XX income.;			TRID 0148 LE or CD is Deficient - Missing last page of the final CD. - 8/23/2024 - Exception is cleared with the attached copy of the closing CD that includes the last page.
900001195	XXXX	Sold	1	1	1	1	Verified housing payment history - 87 combined months of mortgage payment history paid 0x30 per credit report. ; Net tangible benefit - Borrowers paid off $XX in consumer debt eliminating $XX in monthly debt. ;	TITL 0013 Title Policy - Schedule A Exception - Missing final title to confirm Amount of Insurance is $XX. Title Commitment in file reflects $XX as Proposed Insurance. - 09/24/24 - FTP reflecting the final loan amount of $XX received.

900001143	XXXX	Funded	1	1	1	1				Verified housing payment history - Borrowers have verified mortgage history of 0x30x50.; Verified employment history - Borrower 1 has 26.29 years on current job. Borrower 2 has 18.67 years on current job.;			DMND 0002 Payoff/Demand Statement has a discrepancy in the data - Required XX closure letter in file is not executed by borrowers. - 09/04/24 - Executed authorization to pay and close received.
900001152	XXXX	Funded	2	2	2	2	Low LTV/CLTV/HCLTV - Low 9.38% LTV and CLTV of 38.95%. Guidelines allow up to 80%.; Verified housing payment history - 75 combined months of mortgage housing payments paid 0x30 per the credit report.; Verified credit history - Borrower representative credit score is 806. All credits reported on credit report are reflected to be paid 0x30. Oldest and active tradeline reflected dates back to more than 20 years prior. ; Net tangible benefit - Borrower has minimal outstanding credit with balances. Debts with balance totaling $XX were paid off eliminating $XX in monthly payments. ; Verified reserves - 20 plus months reserves remain based on cash out proceeds allowed per guidelines. Guidelines required no reserves as CLTV < 75%.;	TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure. - The sum of non-specific (lump sum) lender credits and specific lender credits ($XX) has decreased from the amount disclosed on the Loan Estimate sent on XX/XX/XX and the prelim / initial CD ($XX). COC does not disclose a reason for the decrease. Missing valid COC for LC decrease. -- The sum of non-specific (lump sum) lender credits and specific lender credits ($XX) has decreased from the amount disclosed on the Loan Estimate sent on XX/XX/XX. Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). - 09/03/2024 - Exception is downgraded to EV2/B with the attached courier delivery confirmation evidencing delivery of the PCCD, cover letter, and copy of refund $XX to borrower within 60 days of consummation.

GIDE 0001 Guideline Exception(s) - Borrower continuity on the second lien mortgage note must be the same as the borrowers on the first lien note. Lender acknowledged exception in file. - Investor Acknowledged Exception.

APPR 0002 Appraisal is Incomplete - Review is pending Investor approval of separate VM and separate exterior inspection. File contains VM effective XX/XX/XX and separate Exterior Property Inspection dated XX/XX/XX. Per guideline VM with exterior property inspection indicating average condition or better (max 13 forecast standard deviation) must be an approved VM provider. - 8/15/2024 - Investor Acknowledged exception.	COMP 0050 Lender did not provide a disclosure informing the borrower(s) of their right to receive all written appraisals - Missing evidence that Borrower received the Right to Receive all written appraisals. eSign Process Summary does not list this disclosure as sent electronically. Borrower did receive as evidenced by email. - 08/21/24 - TPR Error, This regulation is not required for transaction type.

TITL 0013 Title Policy - Schedule A Exception - Missing final title to confirm vested owner was updated to reflect borrower only.  - 08/20/24 Final title received.

900001139	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - 68.86% CLTV is below 85% maximum per guidelines.; Verified credit history - 732 Credit score exceeds minimum 680 required per guidelines.;	CRED 0086 Undisclosed or Excluded Debt - Missing documentation of the new account with XX as listed on the final 1003. Need documentation of the balance and payment amounts. - 8/22/2024 - Exception is cleared with the attached page from the fraud report that documents the new liability. CRED 0086 Exception Cleared;

900001197	XXXX	Sold	2	1	2	1				Verified employment history - Borrower has been on current job for 22 plus years.; Disposable Income - Borrower has $XX in verified XX income. ;	TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure. - Missing COC for CD issued XX/XX/XX for the increase in the XX fee. -- The total amount of Closing Disclosure 10% Category fees ($250.00) increased by more than 10% from the total amount disclosed on the Loan Estimate sent on XX/XX/XX, ($115.00). The total amount of fees in this category cannot exceed ($126.50) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)). - 09/30/2024 - Exception is downgraded to EV2/B with the attached PCCD, cover letter, copy of refund check in the amount $XX, and courier receipt to evidence package is in transit and scheduled to be delivered to borrower within 60 days of discovery.
900001120	XXXX	Funded	1	1	1	1				Verified employment history - Borrower has been employed with same employer for xxx years. ; Verified housing payment history - 62 combined months of mortgage payment history paid 0x30 per credit report.; Verified credit history - Representative credit score of 756 with oldest open/active trade back to xx/xx and all credit reported as paid 0x30 per credit report. ; Loan Term < or = 15 year - Subject loan term has a 15 year amortization. Guidelines allow up to 30 years. ;			DD 0001 Missing Divorce Decree and/or Separation Agreement - REMOVE - REMOVE QCD 0001 Missing Copy of Quit Claim Deed - REMOVE - 08/15/24 Quit Claim Deed received.
900001122	XXXX	Funded	1	1	1	1				Low DTI - 32.58% DTI is below 45% maximum per guidelines.; Disposable Income - Borrower has $xxx in verified disposable income.;
900001165	XXXX	Funded	1	1	1	1	Verified housing payment history - Borrower has verified mortgage history of 0x30 for 63 months.; Disposable Income - Borrower has $XX in verified XX income.;	TRID 0008 Initial CD Received Date is < 3 business days prior to Consummation Date - Missing Initial CD disclosed XX/XX/XX per disclosure tracking confirms borrower receipt XX/XX/XX. -- The Initial Closing Disclosure Received Date of (XX/XX/XX) is not three business days before the consummation date of (XX/XX/XX). Three business days before the consummation date is (XX/XX/XX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) - 09/03/24 - Initial CD dated XX/XX/XX received.

900001145	XXXX	Funded	1	1	1	1				Verified employment history - Borrower has been employed with same employer for 18 years.; Verified housing payment history - 108 combined months of mortgage payments paid 0x30 per credit report. ; Net tangible benefit - Borrower paid off $XX in consumer debt eliminating $XX in monthly consumer debt payments.;			APRV 0010 Underwriting Loan Approval is Deficient - Missing Lender final approval. No formal Lender approval located in file. 1008 is in file. - 09/03/24 - Lender loan approval received.
900001146	XXXX	Funded	1	1	1	1				Low DTI - 23.46% DTI is below 50% maximum per guidelines.; Verified credit history - 794 Credit score exceeds minimum 700 required per guidelines.;			CRED 0072 VVOE dated outside of required timeframe - Missing VVOE dated within 10 days of note date for Borrower 2. - 09/04/24 - B2 VVOE completed XX/XX/XX received.
900001126	XXXX	Funded	1	1	1	1				Verified housing payment history - 76 combined months of mortgage payment history paid 0x30 per credit report. ; Verified credit history - Representative credit scores of 783 and 772 for each borrower with all credit reported as paid 0x30 per the credit report. ;
900001134	XXXX	Funded	2	2	2	1	Verified housing payment history - Borrower has verified mortgage history of 0x30 for 57 months.; Verified credit history - 768 Credit score exceeds minimum 700 required per guidelines.;	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - The Prelim CD disclosed APR of 10.92%. Final CD XX/XX/XX APR disclosed 10.578%. Variance is a decrease of 0.342% - EV2 Non-Material - APR decreased, benefit to borrower.

CRED 0004 Back-end Ratio exception (DTI) - Approved DTI 48.54% / Review DTI 40.82%, variance > 3% due to double counting housing expenses already accounted for in first lien escrow., Compensating Factors: - EV2/B Non-Material. Verified credit history	COMP 0010 Missing Affiliated Business Disclosure - Missing ABD or Facts to verify if lender has affiliates. - 8/23/2024 - Lender's privacy disclosure confirms that there are no affiliated business relationships to disclose. eDisclosure tracking confirms the privacy disclosure was delivered to borrower.

900001140	XXXX	Funded	2	1	1	2	Verified housing payment history - 146 combined months of housing payments paid 0x30 per credit report.; Net tangible benefit - Borrowers paid off $XX in consumer debt eliminating $XX in monthly payments. ;	APPR 0002 Appraisal is Incomplete - Lender provided Separate Standard VM and Separate Exterior inspection. Per guideline VM with exterior property inspection indicating average condition or better (max 13 forecast standard deviation) must be an approved VM provider., Compensating Factors: - EV2 Non-MaterialVerified housing payment history	COMP 0050 Lender did not provide a disclosure informing the borrower(s) of their right to receive all written appraisals - Missing evidence of disclosure of Right to Receive a copy of Appraisal. - 08/21/24 TPR Error, This regulation is not required for transaction type.

CRED 0091 Missing Tax Transcript(s) - Missing most recent two years transcripts for Co-Borrower to confirm XX income used to qualify.  - 8/27/2024 - Exception is cleared with the attached most recent two years transcripts for B2.

COMP 0010 Missing Affiliated Business Disclosure - Missing ABD or Facts to verify if lender has affiliates. - 8/23/2024 - Exception is cleared with the attached copy of the privacy disclosure confirming lender has no affiliated business relationships to disclose.

900001142	XXXX	Funded	1	1	1	1	Disposable Income - Residual income $XX, $XX minimum required; Verified employment history - The borrower has been with their current employer for 5 years.;	COMP 0010 Missing Affiliated Business Disclosure - Missing ABD or Facts to verify if lender has affiliates. - 8/28/2024 - Exception is cleared with the attached privacy disclosure that confirms lender does not have any affiliated business relationships to disclose.

APRV 0010 Underwriting Loan Approval is Deficient - Missing final 1008.  The 1008 in the file reflects a loan amount of $XX, Note amount is $XX.   - 08/20/24 Final 1008 received.

900001149	XXXX	Funded	1	1	1	1	Verified reserves - No reserves required, borrowers are receiving 20 plus months or $XX from cash out proceeds.; Verified ownership of subject property - The borrowers have owned the subject property more than 15 years.;	RESPA 0029 Missing Homeownership Counseling Disclosure - H/O Counseling Disclosure not in file. - 8/23/2024 - Exception is cleared with the attached housing counselor disclosure.

COMP 0010 Missing Affiliated Business Disclosure - Missing Affiliated Business Disclosure. - 8/23/2024 - Exception is cleared with the attached privacy disclosure confirming lender does not have any affiliated business relationships to disclose.

900001174	XXXX	Funded	2	2	1	1	Verified employment history - Borrower 1 has 18 plus years on current job.; Verified credit history - Representative credit score of 735 exceeds minimum 700 required per guidelines.;	GIDE 0001 Guideline Exception(s) - Per guidelines, Borrower(s) on the first mortgage note must be the same as the borrower(s) on the second mortgage note (exceptions considered on a case-by case basis). B1 is on both mortgage notes. B2 of subject mortgage note is not on the first mortgage note. B2 on the first mortgage note is not on the subject mortgage note. - Investor Acknowledged Exception	DEED 0037 All title holders did not execute the Mortgage/DOT - Provide copy of the deed transferring title from prior second vested owner to subject B1 alone. File documentation shows that the property is intended to be vested by subject B1 alone. Proceeds were to prior other vested owner. Also need Deed transferring title from subject B1 to subject B1 and subject B2 both is required. - 09/12/24 - Title to said estate or interest at the date hereof is vested in: subject B1 and first (not subject) mortgage note B2. Copy of Deed from subject B1 and prior vested owner/mortgage note B2 to subject B1 alone recorded XX/XX/XX received (Ref No XX).

Copy of Deed from subject B1 to XX recorded XX/XX/XX received (Ref No XX).

Copy of Deed from XX to subject B1 and subject B2, recorded XX/XX/XX received (Ref No XX).

Final Deed is to borrower(s).

900001124	XXXX	Funded	1	1	1	1				Verified employment history - Borrower 1 has been on current job for xxx years, Borrower 2 has been on current job for xxx years.; Disposable Income - Borrowers have $xxx in verified residual income.;
900001198	XXXX	Sold	2	1	2	1	Verified employment history - Borrower has been on current job 8 plus years.; Low DTI - 39.05% DTI is below 45% maximum per guidelines.;	APPR 0044 HPML Appraisal Requirements are Not Met - The appraisal does not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations. - EV2/B Non-Material

TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure. - Missing valid COC for the increase to the 10% fees. COC just states fees were under disclosed. The changed circumstance is related to eligibility due to higher LTV - it is unclear how this would increase the XX fee(s). Initial LE 10% fees $XX. Final CD 10% fees $XX. -- The total amount of 10% category fees ($978.00) increased by more than 10% from the amount disclosed on the Closing Disclosure sent on XX/XX/XX, ($835.00). The total amount of fees in this category cannot exceed ($918.50) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)). - 10/02/2024 - Exception is downgraded to EV2/B with the attached PCCD, cover letter, copy of refund check in the amount of $XX and courier receipt to evidence package is in transit within 60 days of discovery.	PROP 0003 Missing Required Property Inspection - Missing post disaster inspection report. Subject is in XX which was a declared disaster area as of XX/XX/XX. - 10/03/24 - PDI dated XX/XX/XX received. No damage noted. No repairs required

900001257	XXXX	Funded	2	1	2	1	Verified employment history - Borrower has been employed for 43+ years with same employer.; Verified housing payment history - 116 combined months of mortgage payments paid 0x30 per credit report. ;	TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Missing valid COCs for the specified fee increases. -- A Lender Credit for Excess Charges of ($0.00), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($85.50) were applied to the total fee variance of ($306.24) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. - 0/17/2024 - Exception is downgraded to EV2/B with the attached PCCD, LOE, and evidence of principal reduction completed within 60 days from discovery. NOTE: Evidence of trackable delivery not required due to principal reduction. US Mailbox Rule to be applied.	INS 0001 Missing Sufficient Evidence of Insurance - Hazard insurance in the file expires within a month after disbursement. Policy reflects mortgage with (lender). Missing renewal policy. - 10/18/2024 - Exception is cleared with the attached hazard insurance renewal.

APPR 0046 Missing Third Party Appraisal Review - The borrower paid for a XX Fee at closing, no XX in the file. - 9/27/2024 - XX item paid for at closing recd.

COMP 0036 Affiliated Business Disclosure Is Not Executed - Missing initial Affiliated Business Disclosure executed by the borrowers. The only executed copy was signed at closing. An affiliate, was used on the transaction. - 11/08/2024 - Exception is cleared with the attached copy of the borrower signed ABD issued at application.

900001227	XXXX	Funded	1	1	1	1	Verified housing payment history - 137 combined mortgage payments paid 0x30 per credit report. ; Net tangible benefit - Borrower paid off debts totaling $XX eliminating $XX in monthly payments. ;	APRV 0001 Missing Underwriter Loan Approval - Loan approval not in file. 1008 is not signed. - 09/11/24 - Lender loan approval received.

TITL 0014 Title Policy - Schedule B Exception - Missing borrower executed title Closing Affidavit and Agreement - Owner Refinance; XX exception included. - 10/07/2024 - Exception is cleared with the attached executed Closing Affidavit and Agreement - Owner Refinance.

900001155	XXXX	Funded	2	1	2	1				Verified employment history - Borrower has been employed with same employer for 30+ years on primary job and 5+ years on secondary. Co-borrower has been employed for 4+ years. ; Verified housing payment history - 60 combined months of mortgage payment history paid 0x30 per credit report. ; Net tangible benefit - Borrowers paid off $XX in total consumer debt eliminating $XX in monthly payments. ; Verified reserves - 47 months reserves remain after closing based on cash out proceeds. Guidelines require 2 months.;	APPR 0044 HPML Appraisal Requirements are Not Met - Loan is an HPML, Appraisal in file does not disclose the Certification that the Appraisal was completed in accordance with Title XI of the Financial Institutions Reform, Recovery, and Enforcement Act (FIRREA) and its implementing regulations - EV2/B Non-Material
900001170	XXXX	Funded	1	1	1	1	Verified housing payment history - Borrower has verified mortgage history of 0x30 for 44 months; which exceeds minimum required 24 months.; Low DTI - 19.50% DTI is below 45% maximum per guidelines.;	APRV 0003 Missing Loan Approval Date - Missing Lender Approval document, the file only contains a 1008. - 9/11/2024 - Exception is cleared with the attached underwriting conditional approval.

ROR 0004 Right of Rescission is not executed by Title Holder(s) - Missing Notice of Right to Cancel signed by the borrower/vested title holder.  - 9/11/2024 - Exception is cleared with the attached borrower signed ROR.

900001178	XXXX	Funded	2	1	2	1				Low DTI - 38.03% DTI is below maximum 50% per guidelines.; Disposable Income - Borrower has $XX in verified XX income.;	COMP 0027 Zero Tolerance Fee Violation - Missing COC for the addition of the XX fee of $XX. It is noted on the COC dated XX/XX/XX, but form does not provide a changed circumstance that required the XX fee. - 09/11/24 - COC received. Finding cleared upon re-submission.
900001226	XXXX	Funded	1	1	1	1	Low DTI - 32.13% DTI is below 45% maximum per guidelines.; Verified employment history - Borrower has 7 plus years on current job.;	CRED 0012 CLTV Exceeds Max Allowed - 87.23% CLTV exceeds maximum 85% per guidelines. First lien balance of $XX + $XX second lien / $XX value is 87.23%. - 10/09/2024 - Attached post-consummation dated billing statement reflects a principal reduction of $XX prior to closing. Applying the $XX principal reduction to the balance documented in file reduced the CLTV to 85%.

900001342	XXXX	Funded	2	2	2	1	Verified employment history - Borrower has been employed with same employer for xxx years. ; Verified housing payment history - 81 combined months of mortgage pay history paid 0x30 per credit report.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

 - EV2/B Non-Material

TITL 0014 Title Policy - Schedule B Exception - Schedule B exceptions not addressed:

											Missing survey affidavit (5.D), Solar (7-8), and Simple Revocable Transfer on Death (9). - 12/27/2024 - Investor acknowledged exception.		APRV 0001 Missing Underwriter Loan Approval - Loan approval not in file. - 9/17/2024 - Exception is cleared with the attached underwriting conditional approval.
900001169	XXXX	Funded	2	1	2	1	Verified employment history - The borrower has been with their current employer since 2012. 1st mortgage is with the borrower's employer.; Verified reserves - Reserves required $XX, borrower is receiving $XX in cash out proceeds.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

- EV2/B Non-Material	COMP 0035 Affiliated Business Disclosure Not Provided Within 3 Business Days of Application - 09/06/24 - ABD executed by borrower

09/03/24 - Provided via stips.  Missing ABD issued with initial disclosures. - 9/20/2024 - Originating lender confirms that there are no affiliated business relationships to disclose, thus no ABD required.

HCOST 0001 High Cost Failure - The loan fees ($XX) exceed the (FED2014) (Note Amount >=$26,092.00) fee limit, which is 5% of the Total Loan Amount ($XX), the difference is ($XX). (12 CFR 1026.32). - 09/03/24 - ABD received, Payee updated and compliance cleared upon resubmission.

COMP 0010 Missing Affiliated Business Disclosure - Affiliated Business Disclosure/Facts not in file. Missing privacy disclosure to verify if the lender has any affiliated business relationships to disclose -or- lender attestation that there are no affiliated business relationships to disclose. - ABD executed by borrower XX/XX/XX received.

900001150	XXXX	Funded	1	1	1	1				Verified reserves - Reserves required 2 months or $XX, 6 plus months actual reserves documented or $XX including cash out proceeds.; Verified employment history - The borrower has been with their current employer more than 8 years.;
900001182	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - Low CLTV of 38.96% when guidelines allow up to 85%.; Verified housing payment history - 126 combined months of mortgage history paid 0x30 per credit report. ;	CRED 0093 Credit Documentation is Insufficient - Borrowers bank statement in file reflects multiple deposits for (3rd party) payments. No additional REO was reflected as owned by borrower or co-borrower on their 1003s. Unable to determine the source of the (3rd party) payments. Subject property is indicated to be owner occupied. - 09/18/2024 - Recd borrower signed letter of explanation addressing the deposits for temporary XX income being from a XX. Review confirms circumstances backing up borrower LOE. No indication in file that the borrower is not occupying the property.

900001183	XXXX	Funded	1	1	1	1	Verified housing payment history - Borrower has verified mortgage history of 0x30x82 which exceeds minimum required 0x30x24.; Verified credit history - 817 Credit score exceeds minimum required 680 per guidelines.;	DEED 0049 Mortgage/Deed of Trust is Incomplete - Missing Mortgage/Deed of Trust from the file, only the Mortgage Rider is available. - 08/30/24 - Copy of DOT received.

TRID 0148 LE or CD is Deficient - The final CD reflects a XX fee of $XX paid outside of closing, however the file only contains a XX fee of $XX (lower). - 09/11/24 - Copy of CD executed XX/XX/XX received with copy of final settlement statement reflecting credit to borrower for XX fee.

APRV 0001 Missing Underwriter Loan Approval - Missing lender approval, only the 1008 is in the file. - 08/20/24 - Lender loan approval received.

QCD 0001 Missing Copy of Quit Claim Deed - Missing executed Quit Claim Deed updating the borrower's name change. The copy in the file is not signed and notarized. Required by the title commitment Schedule B. - 08/30/24 - Copy of QCD received.

900001156	XXXX	Funded	2	1	2	1				Low LTV/CLTV/HCLTV - 41.03% CLTV is below 85% maximum per guidelines.; Verified credit history - 767 Credit score exceeds minimum 680 per guidelines.;	TRID 0148 LE or CD is Deficient - Escrow section does not indicate why there was no escrow account. - EV2/B Non-Material		APRV 0001 Missing Underwriter Loan Approval - Missing Lender approval, only the 1008 is in the file. - 08/30/24 Lender loan approval received.
900001161	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - 66.15% CLTV is less than 85% maximum per guidelines.; Verified employment history - Borrower has been on current job 34 plus years.;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Estimated Property Costs over Year 1 Are Not Accurate. It appears the lender used HOA dues of $XX/month, however per the HOA statement shows they are $XX/month. Review calculated $XX monthly, 12 months $XX, 11 months $XX. $XX was disclosed.

 - 8/29/2024 - Recd an updated 1008 qualifying the borrower with the greater HOA payment. CD disclosed 11 Months property costs using the documented HOA Fee from the VM report.

900001241	XXXX	Funded	2	2	2	1	Low DTI - 28.87% DTI is below 45% maximum per guidelines.; Verified credit history - 789 Credit score exceeds minimum 700 required per guidelines.;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for the addition of XX fee for $XX. The COC does not disclose what the changed circumstance was that required this new fee, and no lender credit to offset. -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XX/XX/XX: XX Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - 10/18/2024 - Exception is downgraded to EV2/B with the attached PCCD, cover letter, copy of refund check, and courier tracking receipt to evidence package is in transit to borrower within 60 days from discovery.

CRED 0004 Back-end Ratio exception (DTI) - Review DTI 28.87% / Approved DTI 25.46%, Variance > 3%. Difference due to review using the greater escrowed payment from first mortgage. - EV2/B Non-Material (Max 45%).

CRED 0044 Unacceptable transaction type - Guidelines require all signors on the senior lien to match the signors on the subject transaction. Co-borrower on the first lien, is not on the second lien. Approved exception in file. - EV2/B - Investor Acknowledged Exception.	PROP 0003 Missing Required Property Inspection - Missing post disaster inspection report. Subject is in a declared disaster area as of XX/XX/XX. - 10/17/2024 - Exception is cleared with the attached disaster inspection report confirming no damage.

900001173	XXXX	Funded	2	1	2	1	Verified reserves - No reserves required, borrowers are receiving $XX or 61.44 months reserves in cash out proceeds.; Verified credit history - FICO 794, minimum score required is 700.; Verified employment history - Both borrowers have 5+ years history with their current employment.;	TRID 0148 LE or CD is Deficient - The final CD reflects the hazard insurance is escrowed on the subject loan, however it appears the hazard insurance is already escrowed on the 1st mortgage.

- 9/5/2024 - Exception is downgraded to EV2/B with the attached PCCD and cover letter; escrow was removed and property costs over year 1 disclosed. US Mailbox Rule to be applied.	HAZ 0004 Hazard Insurance Coverage Amount is Insufficient - Hazard insurance coverage is $XX < replacement cost $XX. - Exception is cleared with the attached copy of the homeowners policy declarations evidencing coverage includes replacement cost coverage up to 150%.

APRV 0001 Missing Underwriter Loan Approval - Loan approval is not in file. Only the 1008 is provided. - 09/03/24 - Lender loan approval received.

900001204	XXXX	Sold	1	1	1	1	Established credit history - Open and active credit dates back 19 years with no reported lates.; Verified reserves - No reserves required, borrowers are receiving $XX or 40 plus months PITIA reserves in cash out proceeds.;	TRID 0008 Initial CD Received Date is < 3 business days prior to Consummation Date - Initial CD listed on the tracking is not in file. -- The Initial Closing Disclosure Received Date of XX/XX/XX is not three business days before the consummation date of XX/XX/XX. Three business days before the consummation date is XX/XX/XX. Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) - 09/27/2024 - Recd initial CD.

900001205	XXXX	Sold	2	1	2	1	Verified employment history - Both borrowers have been with their current employers for 10+ years.; Verified reserves - No reserves required, borrowers are receiving 17 plus months PITIA reserves in cash out proceeds.; Low DTI - DTI is 35%, borrowers qualify for up to 50%;	TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - PC CD dated XX/XX/XX received with LOE to borrower. CD reflects a lender credit of $XX however, the credit was not given to the borrower at the time of closing per the estimated settlement statement. Settlement statement reflects a credit of $XX. Missing copy of final settlement statement to verify of refund credit of $XX was applied at closing OR Copy of check to the borrower for the difference of $XX, with proof of trackable delivery. - Exception is downgraded to EV2/B with the attached copy of the canceled refund check of $XX.

TRID 0148 LE or CD is Deficient - Disclosed Escrow estimate is missing reason not escrow. - EV2/B Non-Material	TRID 0152 Fee Naming Convention is inconsistent and/or does not meet the Clear and Conspicuous standard (12 CFR 1026.38(h)(4)) - Payee missing from XX Fee on CD issued XX/XX/XX. - 09/04/24 - Final CD dated XX/XX/XX received. Payee was reflected (Dry Funding state).

DEED 0021 Missing Legal Description on Mortgage/DOT - Legal Description not attached to or contained within mortgage.  Document states it is attached as Exhibit A, but no Exhibit A included in the file.

 - 09/04/24 - Copy of recorded mortgage with Ex A attached received.

APRV 0001 Missing Underwriter Loan Approval - Missing lender approval, only the 1008 is in the file. - 09/04/24 - Lender loan approval received.

900001259	XXXX	Funded	1	1	1	1	Verified housing payment history - Borrowers have verified mortgage history of 0x30 for 45 months which exceeds minimum 24 months required by guidelines.; Verified credit history - 747 Credit score exceeds minimum 700 required per guidelines.;	APP 0004 Initial 1003 Application is Incomplete - Missing B2 initial app. B2 added after original application was submitted. - 11/01/2024 - Exception is cleared with the attached post-consummation signed initial 1003 for B2.

CRED 0098 Potential credit depth risk - Minimum Number of Tradelines is less than 3 - Missing credit report for Borrower 2; Credit report in file is only for Borrower 1. - 10/09/2024 - Exception is cleared with the attached joint credit report.

900001171	XXXX	Funded	1	1	1	1				Low DTI - DTI 27.23%, borrowers qualify for up to 50%. ; Verified employment history - Both borrowers have been with their employers for more than 5 years.; Loan Term < or = 15 year - Loan term is 15 years.;
900001230	XXXX	Funded	1	1	1	1				Verified employment history - Borrower has been on current job 10 plus years.; Low DTI - 35.75% DTI is below 50% maximum per guidelines.;			DEED 0007 Missing PUD Rider - Missing PUD Rider. Per the title subject is a PUD. Evidence of HOA dues documented in file. - 9/19/2024 - Recd executed PUD rider with letter of intent to re-record.
900001147	XXXX	Funded	1	1	1	1				Verified housing payment history - 136 combined months of mortgage payment history paid 0x30 per the credit report. Borrowers have history of REO properties owned with mortgage payments all paid 0x30 per credit report. ; Net tangible benefit - Borrower paid off $XX in consumer debt eliminating $XX in total monthly payments. ; Low LTV/CLTV/HCLTV - Low 30.48% CLTV when guidelines allow up to 85%; Verified employment history - Borrower has been employed with same employer for 23 years and Co-borrower with same employer for 5 years.;
900001260	XXXX	Funded	2	2	2	1	Verified occupancy in subject property - Borrowers have owned subject property 6 plus years.; Verified credit history - 775 Credit score exceeds minimum 700 required by guidelines.;	CRED 0082 Income Documentation is Insufficient - Missing documentation of current receipt of XX. XX documentation in file is from XXXX., Compensating Factors: - 11/05/2024 - Attached post-consummation dated COE and bank statement are accepted in support of XX in file that was stale-dated.Verified credit history

APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

											- EV2 Non-Material
900001153	XXXX	Funded	1	1	1	1				Verified housing payment history - 89 combined months of mortgage history paid 0x30 per credit report. ; Net tangible benefit - Borrowers paid off $XX in consumer debt eliminating $XX in monthly consumer debt payments. ; Low LTV/CLTV/HCLTV - 57.68% CLTV when guidelines allow up to 85%. ;
900001186	XXXX	Funded	1	1	1	1				Verified credit history - 778 Credit score exceeds minimum 700 per guidelines.; Disposable Income - Borrower has $XX in verified XX income.;			APRV 0001 Missing Underwriter Loan Approval - Loan approval not in file. Used 1008 for ratios. - 9/6/2024 - Exception is cleared with the attached copy of the conditional approval.
900001245	XXXX	Funded	2	1	2	2	Verified ownership of subject property - The borrower has owned the subject property for plus 25 years.; Low LTV/CLTV/HCLTV - CLTV is 47.15%.; Verified reserves - No reserves required, borrowers have $XX or 15 months considering XX and cash out proceeds.;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing valid COC for increase to XX fee. Final LE disclosed XX fee in the amount of $XX. PCCD disclosed XX fee in the amount of $XX no cure given. - 10/18/2024 - Exception downgraded to EV2/B with the attached PCCD, copy of refund $XX, cover letter, and courier tracking receipt to evidence delivery to borrower completed within 60 days from discovery.

											APPR 0076 Appraisal Discrepancy - The Exterior Inspection reflects the property is in a PUD. No HOA dues are disclosed in the report. Per title, the subject is a single family residence with no indication of a PUD., Compensating Factors: - EV2 Non-Material- Title confirms the property is not a PUD.Verified ownership of subject property
900001148	XXXX	Funded	1	1	1	1				Verified housing payment history - 83 combined months of mortgage payment history paid 0x30 per credit report. ; Net tangible benefit - Borrowers paid off $XX in consumer debt eliminating $XX in total monthly debt payments. ;
900001168	XXXX	Funded	2	1	2	1	Low LTV/CLTV/HCLTV - 28.26% CLTV is below maximum 80% per guidelines.; Verified liquid assets and/or savings history - Borrowers have verified monthly PITI reserves of 17 plus months, guidelines do not require reserves on this loan.;	TRID 0003 Corrected Closing Disclosure No Later Than 3 Business Days Before Consummation (Inaccurate APR)(Regular) - Prelim CD dated XX/XX/XX disclosed 20 year loan term and an APR of 9.938%. Final CD dated XX/XX/XX disclosed 30 year loan term with an APR of 9.717%. Variance is 0.221. - EV2 Non-Material, APR Decreased, benefit to borrower.	COMP 0010 Missing Affiliated Business Disclosure - Missing confirmation from lender if they have any affiliates. No ABD or FACTS disclosure located in file. - 09/05/24 - FACTS disclosure received confirming lender has no affiliates.

CRED 0006 Missing Employment doc (VVOE) - Missing required VVOE for Borrower 2 dated within 10 days of Note dated XX/XX/XX. - 09/06/24 - VVOE completed XX/XX/XX received.

NTB 0001 Missing Net-tangible Benefit worksheet - Missing copy of the state required Net-tangible Benefit worksheet. - 09/05/24 - Borrower executed NTB disclosure received.

RESPA 0029 Missing Homeownership Counseling Disclosure - Missing copy of the Housing Counselors Near You disclosure sent to the borrower XX/XX/XX per the disclosure tracking. - 09/05/24 - Homeownership Counseling Disclosure received.

900001154	XXXX	Funded	1	1	1	1	Verified housing payment history - 167 combined months of mortgage payments paid 0x30 per credit report. Prior Second Lien Mortgage history reflects a history of 0x30 for 15 plus months. ; Verified reserves - 11 months reserves remain after closing when guidelines required 2 months.; Verified credit history - Representative score is 790 with all credit history reported on credit report paid 0x30. ;	RESPA 0029 Missing Homeownership Counseling Disclosure - Missing copy of the Housing Counselors Near You disclosure provided to borrower(s) on XX/XX/XX per the disclosure tracking. - 09/06/24 - Homeownership Counseling Disclosure received.

FRAUD 0001 Fraud report alerts have not been addressed - Missing evidence that High alert for License/Registration was cleared.   - Updated fraud report dated XX/XX/XX received.

900001167	XXXX	Funded	1	1	1	1				Verified credit history - 799 Credit score exceeds minimum 680 per guidelines.; Low DTI - 30.69% DTI is below 50% maximum per guidelines.;			CRED 0006 Missing Employment doc (VVOE) - Missing VVOE for Borrower 2 dated within 10 days of the Note dated XX/XX/XX. - 09/06/24 - VVOE for B2 received.
900001172	XXXX	Funded	1	1	1	1				Verified housing payment history - 50 combined months of mortgage payment history paid 0x30 per credit report. ; Net tangible benefit - Borrowers paid off $XX in consumer debt eliminating $XX in monthly payments.;			APRV 0001 Missing Underwriter Loan Approval - Missing Lender Approval. 1008 is in file. - 9/6/2024 - Exception is cleared with the attached underwriting conditional approval.
900001199	XXXX	Sold	2	2	1	1	Verified housing payment history - 130 combined months of mortgage payments paid 0x30 per credit report. ; Verified employment history - Both borrowers have long term employment. B1 has been employed for 24 years+ and B2 has been employed for 28 years+. ;	PROP 0002 Property Type is prohibited - Subject property is XX. Per guidelines, XX property allowed with prior approval. Lender acknowledged exception approval in file. Additional requirements for XX property per guidelines also met. - Investor Acknowledged Exception	GIDE 0001 Guideline Exception(s) - Guideline XX income of $XX not met for DTI exceeding 45%. File DTI is 47.10%. 50% DTI allowed per guidelines with Full Doc (subject is full doc), max 80% CLTV (59.21% CLTV), minimum 720 Fico (Representative Fico score of 738) and $XX in XX income (actual is $XX). No noted Lender acknowledged exception located in file. - 10/03/24 - Income updated to include XX and XX that was not originally used to qualify. Final DTI 44.16%

900001202	XXXX	Sold	1	1	1	1				Verified housing payment history - Borrower has verified mortgage history of 0x30x40 which exceeds minimum 0x30x24.; Low DTI - 35.05% DTI is below 45% maximum per guidelines.;
900001189	XXXX	Funded	2	1	2	1	Verified reserves - No reserves required, borrower is receiving 25 plus months PITIA or $XX in cash out proceeds.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

 - EV2 Non-Material

											TRID 0148 LE or CD is Deficient - Final CD dated XX/XX/XX is incomplete. Loan Disclosures, Escrow Account does not state the reason given for not having an escrow account. - EV2 Non-Material		APRV 0010 Underwriting Loan Approval is Deficient - Missing lender loan approval. 1008 was not executed. - 09/13/24 - Lender loan approval received.
900001201	XXXX	Sold	1	1	1	1				Verified ownership of subject property - Borrowers have owned subject property 9 plus years.; Verified housing payment history - Borrowers have verified mortgage history of 0x30x48 which exceeds minimum required 0x30x24 required by guidelines.;
900001416	XXXX	Funded	2	1	2	1	Verified reserves - No reserves required, borrower is receiving 28.55 months PITIA or $xxx in cash out proceeds.; Verified credit history - FICO 776, minimum required 680;	TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Recording Fee increased from $xxx to $xxx, $xxx more than tolerance allows. -- A Lender Credit for Excess Charges of ($xxx), Principal Reduction for Excess Charges of ($xxx), and general or specific lender credit increases of ($xxx) were applied to the total fee variance of ($xxx) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. - 11/07/2024 - Exception is downgraded to EV2/B with the attached PCCD, cover letter, email correspondence, and evidence of principal reduction of $xxx completed within 60 days of discovery.

NOTE: Discovery Date xx/xx - Curative Period Expired xx/xx	APRV 0001 Missing Underwriter Loan Approval - Approval not in file. Unsigned 1008. - 10/03/2024 - Exception is cleared with the attached underwriting conditional approval.

APP 0004 Initial 1003 Application is Incomplete - Missing initial 1003 signed by the loan originator.  Neither the initial nor the final 1003 are signed by the LO. - 10/21/2024 - Exception is cleared with the attached copy of the LO signed initial 1003.

CRED 0104 Missing Letter of Explanation - Missing letter of explanation addressing reduced hours on the following paystubs:

(date) 32 hrs,

(date) - 16 hrs

(date) - 27.63 hrs.

It is noted that the (date) Paystub reflects bereavement leave. Missing confirmation that the borrower will be returning to 40 hrs per wk.  - 01/27/2025 - Exception is cleared with the attached post-consummation dated VOE confirming active employment status, pay rate $xxx hr, and YTD avg > qualifying income. Post-consummation dated paystub xx/xx confirms 40 hours worked with no additional bereavement and slight increase to personal time taken (stip xx/xx). Bereavement leave is temporary in nature. Seller included mortgage payment history to evidence remittance of the first three payments due to support ability to repay.

900001243	XXXX	Funded	1	1	1	1				Verified housing payment history - 56 combined months of subject mortgage payment history paid 0x30 per credit report plus additional mortgage history paid 0x30 for 46 months reviewed per credit report. ; Verified employment history - Borrower has been employed with current employer for 23 years plus. ;			TITL 0014 Title Policy - Schedule B Exception - Proof the specified XX liens are cleared from title. - 10/21/2024 - Exception is cleared with the attached release of liens.
900001228	XXXX	Funded	1	1	1	1				Verified housing payment history - 109 combined mortgage payment record paid 0x30 per credit report. ; Low LTV/CLTV/HCLTV - Low 47.35% CLTV when guidelines allow up to 85%. ;			APRV 0001 Missing Underwriter Loan Approval - Lender Approval is missing from file. Used 1008 for DTI. - 09/20/24 - Lender loan approval received.
900001229	XXXX	Funded	1	1	1	1	Established credit history - Open active credit dates back 10+ years with no reported default.; Verified housing payment history - 12 months 0x30 required, credit report reflects 138x0 for current and previous mortgages.;	APP 0004 Initial 1003 Application is Incomplete - Missing initial executed application for borrower 1. Only the application for borrower 2 when they were added to the loan is in the file. - 10/08/2024 - Exception is cleared with the attached B1 initial 1003.

900001232	XXXX	Funded	2	1	2	1	Verified employment history - Borrower has been with their current employer since XX/XX/XX.; Verified reserves - 2 months PITIA reserves or $XX required, borrower is receiving 20 plus months or $XX in cash out proceeds.;	COMP 0027 Zero Tolerance Fee Violation - Missing COC for the increase to the credit report fee from $XX to $XX on the CD dated CD XX/XX/XX. - 10/10/2024 - EV2 Immaterial issue due to post-closing cure.	CRED 0115 Missing Tax Payer Consent Notice / Acknowledgment - Missing legible copy of the executed Borrower Consent to the Use of Tax Return Information Disclosure. The copy in the file contains an illegible signature and date. Copy of the initial disclosure is not executed. - 10/08/2024 - Exception is cleared with the attached taxpayer consent form.

ROR 0005 Right of Rescission not hand dated by Borrower(s) - The signature and date on the Notice of Right To Cancel forms is illegible, unable to confirm the signature dates. - 10/08/2024 - Exception is cleared with the attached legible copies of the ROR forms.

APP 0002 Final 1003 Application is Incomplete - The borrower's signature and signature date on the final 1003 is illegible.   - 10/08/2024 - Exception is cleared with the attached legible copy of the final 1003.

900001187	XXXX	Funded	2	1	2	1	Verified housing payment history - 145 combined months of mortgage payments paid 0x30 per credit report. ; Verified employment history - B2 has been with current employer for 23+ years. ;	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - APR on CD issued XX/XX/XX was 8.962.

APR on CD issued XX/XX/XX was 8.806.

Variance is more than tolerance allowed but is a decrease in the APR, -0.156. - EV2 Non-Material, APR Decreased, benefit to borrower.

											TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for increase in XX Fee from $XX to $XX.-- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XX/XX: XX Fee - Lender. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)) - 09/20/2024 - Exception is downgraded to EV2/B with the attached PCCD, cover letter, copy of refund check $XX, and courier tracking slip to evidence package is in transit scheduled to be delivered to borrower within 60 days of consummation.		GFE 0002 Missing Intent to Proceed Disclosure - Missing Intent to Proceed executed by B2. - 09/17/24 - Cleared Error. ITP was received from B1 on XX/XX/XX.
900001166	XXXX	Funded	2	1	2	1				Potential for increased earnings - Borrower 2 XX income was not included in qualifying due to type.; Verified credit history - 759 Credit score exceeds minimum 700 required per guidelines.;	TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final CD dated XX/XX/XX does not indicate if the borrower declined an escrow account or if the lender does not offer one. - EV2 Non-Material		CRED 0089 Missing Required Fraud Tool - File does not contain a fraud report. File only has OFAC and loan participant check. - 09/13/24 - Fraud report received.
900001176	XXXX	Funded	1	1	1	1	Verified housing payment history - 144 combined months of mortgage history paid 0x30 per credit report. ; Income verified was not used in qualifying - Borrower qualified on base salary. History established of earning XX and other XX averaging $XX monthly was not considered in qualifying. ;	CRED 0089 Missing Required Fraud Tool - Missing Fraud Report with all alerts addressed satisfactorily. - 09/13/24 - Fraud report received.

APPR 0043 Missing Appraiser License - Missing copy of Appraiser's license.  - 09/17/24 - Copy of the appraiser's license received.

APRV 0001 Missing Underwriter Loan Approval - Missing Lender Loan approval. 1008 was utilized for Lender approval DTI.  - 09/13/24 - Lender loan approval received.

900001180	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - 62.21% CLTV is below 85% maximum per guidelines.; Low DTI - 35.63% DTI is below 45% maximum per guidelines.;
900001203	XXXX	Sold	1	1	1	1	Verified housing payment history - 71 combined months of mortgage payments paid 0x30 per credit report. ; Low DTI - Low 26.14% DTI when guidelines allow up to 45%. ;	APRV 0001 Missing Underwriter Loan Approval - Missing Lender Loan approval. 1008 in file was used for Lender DTI. - 10/01/2024 - Exception is cleared with the attached copy of the underwriting decision.

900001184	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - 35.80% CLTV is below 85% maximum per guidelines.; Verified ownership of subject property - Borrowers have owned subject property for 10 years.;
900001248	XXXX	Funded	1	1	1	1	Verified housing payment history - Borrowers have verified mortgage history of 0x30x45 which exceeds minimum 0x30x24 required per guidelines.; Low LTV/CLTV/HCLTV - 46.26% CLTV is below 85% maximum per guidelines.;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - COC states XX Fee increased due to a change in scope of fee. Missing reason scope of fee changed. -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XX/XX/XX: XX, XX Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)) - 10/18/2024 - Exception is downgraded to EV2/B with the attached PCCD, cover letter, copy of refund, and courier receipt to evidence delivery to borrower completed within 60 days from discovery.

TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.   - COC does not give a reason for the increase in the XX Fees beyond the tolerance limit. -- The total amount of Closing Disclosure 10% Category fees ($425.00) increased by more than 10% from the total amount disclosed on the Loan Estimate sent on XX/XX/XX, ($250.00). The total amount of fees in this category cannot exceed ($275.00) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)). - 10/18/2024 - Exception is downgraded to EV2/B with the attached PCCD, cover letter, copy of refund, and courier receipt to evidence delivery to borrower completed within 60 days from discovery.

CRED 0044 Unacceptable transaction type - Per guidelines, the borrowers on the subject loan must match the signers on the senior lien. Borrower X is not on the senior lien.

10/9/24 - Amended to 2nd Lien paid at closing - 10/17/2024 - "The guidelines state that the borrowers on the first note must be the same as the (subject 2nd) and is supported by the note. All borrowers are also on title, this conditions should be cleared."

--Agree. Attached copy of the 1st lien note confirms all borrowers on first lien are on second lien. Borrower(s) on the first mortgage note must be the same as the borrower(s) on the second mortgage note (exceptions considered on a case-by case basis)

900001177	XXXX	Funded	1	1	1	1	Verified housing payment history - 12x0x30 mortgage payment history required, open mortgages reflect 26x0x30 and closed mortgaeg 142x0x30.; Verified credit history - FICO 721, minimum required 680;	CRED 0007 Missing Employment doc (VOE) - Missing written VOE confirming the borrower has no ownership in company, noted on the 1008 and in response to Fraud Report finding. Employer correspondence in the file does not address ownership. - Exception is cleared with the attached letter from employer confirming no ownership.

TRID 0047 Document Intent to Proceed with the Transaction - Missing intent to proceed date. --  You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of 1026.25. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A)) - 09/16/24 - ITP received.

900001185	XXXX	Funded	2	2	1	1	Low LTV/CLTV/HCLTV - 74.27% CLTV is below 85% maximum per guidelines.; Verified credit history - 792 Credit score exceeds minimum 680 required per guidelines.;	CRED 0044 Unacceptable transaction type - Guidelines require borrowers on senior lien match borrowers on subject loan. Lender approved exception in file. New vested owner added. - EV2/B Investor Acknowledged Exception	TRID 0120 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the last disclosed Closing Disclosure. - Missing COC for decrease in General Credit from $XX to $XX on CD issued XX/XX/XX. -- The sum of non-specific (lump sum) lender credits and specific lender credits disclosed on the last Closing Disclosure ($XX) has decreased below the amount disclosed on the Loan Estimate sent on 8/2, ($XX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). - 09/18/2024 - The lock confirmation dated XX/XX/XX added a 5-day lock extension for a price hit of 0.175% reflecting the new pricing of a lender credit of 0.2450% = $XX. The new lender credit was disclosed on the Final CD dated XX/XX/XX with a valid COC. Pricing sheet in file confirms extension exception reducing the credit to $XX.

900001215	XXXX	Sold	1	1	1	1				Low DTI - 25.88% DTI is below 50% maximum per guidelines.; Disposable Income - Borrowers have $XX in XX income.;			APRV 0001 Missing Underwriter Loan Approval - Loan approval not in file. 1008 used for ratios. - 09/18/2024 - Recd conditional loan approval.
900001217	XXXX	Sold	1	1	1	1	Low DTI - 39.21% DTI is below 50% maximum per guidelines.; Disposable Income - Borrower has $XX in verified XX income.;	PROP 0003 Missing Required Property Inspection - Missing required property inspection report as required per guidelines to determine if property has any damage. - 10/04/24 - Cleared, error. Subject property is not located in an area designated as XX.

900001343	XXXX	Funded	1	1	1	1	Verified housing payment history - Borrower has verified mortgage history of 0x30x41 which exceeds minimum required 0x30x24.; Low DTI - 39.64% DTI is below 45% maximum per guidelines.;	DEED 0007 Missing PUD Rider - Per title and the Deed of Trust for the 1st mortgage the subject is in a PUD. No PUD Rider attached to the Deed of Trust. - 12/12/2024 - Recd PUD Rider with letter of intent to record.

CRED 0113 Missing evidence of HOA Dues - Per title and the Deed of Trust for the 1st mortgage the subject is in a PUD. Missing evidence of HOA dues. - 11/05/2024 - Exception is cleared with the attached HOA payment confirmation. Borrower confirms paid annually.

900001181	XXXX	Funded	1	1	1	1				Verified housing payment history - Borrowers have 0x30x46 verified mortgage history which exceeds minimum 0x30x24 required per guidelines.; Disposable Income - Borrowers have XX income of $XX.;
900001246	XXXX	Funded	2	1	2	1				Verified reserves - 2 months reserves, or $XX, required. Cash out proceeds $XX.; Verified credit history - FICO 799, minimum required 700; Verified housing payment history - 12 months mortgage history required, current 1st mortgage has been reviewed 82x0x30.;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - No reason given for the increase from $XX to $XX. -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XX/XX/XX: XX Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - 10/18/2024 - Exception is downgraded to EV2/B with the attached PCCD, copy of refund, cover letter, and courier tracking receipt to evidence delivery to borrower completed within 60 days from discovery.
900001235	XXXX	Funded	2	2	2	1	Verified credit history - 792 Credit score exceeds minimum 680 required per guidelines.; Low LTV/CLTV/HCLTV - 65.42% CLTV is below 85% maximum per guidelines.;	TRID 0171 Missing valid Change of Circumstance(s) - Missing COC for LE issued XX/XX/XX. No changes from prior LE. - EV2 Non-Material - No fee violations

CRED 0044 Unacceptable transaction type - Guidelines require the borrowers on the senior lien match the borrowers on subject transaction. Per mortgage statement, Borrower 2 is not a borrower on the senior lien.  No exception located in the file. - EV2 Investor Acknowledged Exception.

TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - CD XX/XX/XX APR 8.356%

CD XX/XX/XX APR 8.191%

											Reduction .165% - EV2 Non-Material - APR Decreased, benefit to borrower.
900001190	XXXX	Funded	1	1	1	1				Verified employment history - Borrower has been on current job 8 plus years.; Disposable Income - Borrower has verified monthly XX income of $XX.;
900001179	XXXX	Funded	1	1	1	1				Low DTI - 31.92% DTI is below 50% maximum per guidelines.; Disposable Income - Borrower has $XX in verified monthly XX income.;
900001188	XXXX	Funded	1	1	1	1				Low DTI - 35.95% DTI is below 45% maximum per guidelines.; Disposable Income - Borrower has verified monthly XX income of $XX.;
900001280	XXXX	Funded	2	1	2	1	Verified reserves - No reserves required, $xxx or 18.21 months PITIA reserves in cash out proceeds.; Verified housing payment history - 12 months housing payment history required, credit report reflects 248 months of mortgage history.; Established credit history - Open, active credit dates back to xxxx with no reported default.;	COMP 0045 ALTA Stmt and Closing Disclosure conflict - Payoff amounts on the final CD does not match the final settlement statement. The CD reflects payoff total of $xxx, however the itemized payoff addendum totals only $xxx. ALTA settlement statement payoff totals $xxx. The variance is due to the (loas) CD Itemized payoff addendum reflects the amount per the loan statements, while the ALTA reflects the payoff of the balance from the credit report.

											- 11/14/2024 - Exception is downgraded to EV2/B with the attached copy of email correspondence with letter to borrower addressing the reason for re-disclosure. PCCD previously presented (xx/xx). US Mailbox Rule applied.		FRAUD 0001 Fraud report alerts have not been addressed - Missing SSN Validation used to clear the fraud report alert. - 11/06/2024 - SS verification uploaded as trailing doc.
900001200	XXXX	Sold	2	1	2	1	Low LTV/CLTV/HCLTV - 33.73% CLTV is below 80% maximum per guidelines.; Verified occupancy in subject property - Borrower has lived in subject property 26 plus years.;	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - CD XX/XX/XX APR 11.265%

CD XX/XX/XX APR 11.121%

Reduction .144%

- EV2/B Non-Materia, Decrease is a benefit to borrower.	COND 0010 Missing Lender Project Condo Classification - Missing HOA Questionnaire with lender designation of warrantable or non-warrantable. - 9/26/2024 - Full appraisal received and reflects # of units is X, project review not required.

APPR 0044 HPML Appraisal Requirements are Not Met - Missing required appraisal that complies with USPAP and FIRREA as required for HPML loans. Only a VM provided in file. Refer to APPR 0054 - Collateral Underwriter indicates an appraisal was completed.

 - 09/20/24 - Full appraisal dated XX/XX/XX received reflecting value of $XX.

RESPA 0030 Homeownership Counseling Disclosure does not contain minimum required 10 counselors - Missing a copy of the Homeownership Counseling Disclosure to confirm 10 agencies were disclosed to borrower. - 09/20/24 - Homeownership Counseling Disclosure received.

PROP 0003 Missing Required Property Inspection - Missing required property inspection report. Only VM provided. - 09/20/24 - Full appraisal dated XX/XX/XX received reflecting value of $XX. (CU was submitted with a different value than the 1st appraised value)

APPR 0054 Collateral Underwriter was submitted with a with a different value than the 1st appraised value - No appraisal in file. CU reflects appraisal completed on XX/XX/XX with an appraisal value of $XX. Invoice in file. - 09/20/24 - Full appraisal dated XX/XX/XX received reflecting value of $XX.

CRED 0113 Missing evidence of HOA Dues - Missing verification of HOA liability. - 09/20/24 - Full appraisal dated XX/XX/XX received. Per appraisal there is no HOA, No HOA fees, self managed.

900001210	XXXX	Sold	2	2	1	1				Low DTI - 38.59% DTI is below 45% maximum per guidelines.; Disposable Income - Borrowers have $XX in verified XX income.;	CRED 0072 VVOE dated outside of required timeframe - VVOE dated XX/XX/XX for Borrower X is not within 10 days of note dated XX/XX/XX., Compensating Factors: - EV2 - Lender re-verification of employment completed post-consummation. VVOE dated XX/XX/XX confirms borrower is still currently employed w/more than 20 yrs with current employment.Low DTI
900001213	XXXX	Sold	2	1	2	1	Verified reserves - 2 months reserves, or $XX required. 7 plus months or $XX reserves documented.; Verified ownership of subject property - The borrower has owned the subject property for 9 plus years.;	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - CD XX/XX/XX APR 10.015%

CD XX/XX/XX APR 9.491%

CD XX/XX/XX APR 9.273%

Reduction 0.218% - EV2 Non-Material- APR Decreased, benefit to borrower.	CRED 0089 Missing Required Fraud Tool - Appraiser XX not submitted in participant watchlist search section of fraud report. Additionally the appraisal was entered as VM only. - 09/20/24 - Updated Fraud Report with appraisal company and appraiser received.

CRED 0099 Insufficient verified liquid reserves - Total reserves required 2 mths, total verified 0.68 from cash out proceeds.  File contains XX account statement, but the entire account number blacked out so it was excluded by review.  - 09/25/24 - Complete statement received. Total reserves verified 8 plus mths.

900001417	XXXX	Funded	2	2	1	1	Verified housing payment history - 12x0x30 required, 1st mortgage has 32x0x30 history.; Verified reserves - Reserves needed to cover $xxx Amex balance only, between assets in the file and cash out proceeds the borrowers have $xxx or 17.67 months reserves. $xxx and 14.87 months after subtracting Amex balance.;	CRED 0138 Missing CPA Letter - Missing CPA letter or alternative documentation confirming the borrower's percentage of ownership. SOS and Articles of Incorporation do not confirm this information. - Investor Acknowledged Exception- Investor accepts LexisNexis report as an exception.

CRED 0072 VVOE dated outside of required timeframe - 1) Missing verification of self employment for borrower 1 completed within 30 calendar days of the Note date xx/xx/xx.  Secretary of State printout is dated xx/xx/xx, 32 days prior to the Note date.

2) Missing verification of employment for borrower 2 completed within 10 business days of the Note date xx/xx/xx. The only VOE in the file is the Work Number Verification of Employment dated xx/xx/xx, 19 business days prior to the Note date., Compensating Factors: Verified housing payment history	TITL 0014 Title Policy - Schedule B Exception - Missing evidence of PUD. Subject located in a gated community with a $xxx per month HOA (HOA page xxx, Gated community photo on page xxx). - 11/14/2024 - Exception is cleared with the attached title policy that contains Alta Endorsement 5.1-06 (PUD-Current Assessments).

DEED 0007 Missing PUD Rider - Missing evidence of PUD rider. Subject located in a gated community with a $xxx per month HOA (HOA page xx, Gated community photo on page xxx).  Online search reflects the Deed of Trust on the first mortgage includes a PUD Rider.  DOT does not indicate a PUD Rider was attached. - 10/18/2024 - Exception is cleared with the attached PUD Rider with letter of intent to re-record.

900001261	XXXX	Approved	2	1	2	1	Verified reserves - 2 months reserves or $XX required, 6 plus months or $XX received in cash out proceeds.; Verified housing payment history - 12x0x30 required, first mortgage reflects 27x0x30. 72 months reviewed in closed mortgages with no reported default.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

- EV2 immaterial issue	APRV 0001 Missing Underwriter Loan Approval - Loan approval not in file. Unsigned 1008 included. - 10/01/2024 - Exception is cleared with the attached underwriting conditional approval.

APPR 0046 Missing Third Party Appraisal Review - Missing copy of XX. File contains evidence of a XX was delivered to borrower XX/XX/XX.  - 10/29/2024 - Exception is cleared with the attached XX.

900001233	XXXX	Funded	1	1	1	1				Low DTI - 37.06% DTI is below 50% maximum per guidelines.; Verified housing payment history - Borrowers have a verified mortgage history of 0x30x41.;
900001249	XXXX	Funded	2	1	2	1	Low DTI - 32.75% DTI is below 45% maximum per guidelines.; Verified credit history - 766 Credit score exceeds minimum 680 per guidelines.;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for increase to the XX fee. -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on (date): XX Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - 10/03/2024 - Exception is downgraded to EV2/B with the attached PCCD, cover letter, copy of refund check in the amount of $XX, and courier receipt to evidence delivery to borrower completed within 60 days from discovery.	DEED 0012 Missing Condo Rider - Condo rider not in file. - 09/26/24 - Executed Condo Rider received.

APRV 0001 Missing Underwriter Loan Approval - Loan approval not in file. Used 1008 for ratios. - 09/26/24 - Lender Commitment Letter to borrower received.

TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - CD XX/XX/XX APR 8.25%

CD XX/XX/XX APR 8.617%

CD XX/XX/XX APR 8.616%

CD XX/XX/XX APR 8.616%

Increase 0.367 > 0.125 - 09/26/24 - Cleared, error.  The closing disclosure issued XX/XX/XX with APR of 8.617 was signed by the borrower on XX/XX/XX, loan closed XX/XX/XX.

TRID 0044 Intent To Proceed Date < Loan Estimate Presumed Received Date - Missing LE disclosure tracking. LE in file has the received dated obscured unable to determine date borrower received prior to the ITP. - 09/26/24 - Disclosure tracking received confirming receipt of the initial LE XX/XX/XX.

CRED 0091 Missing Tax Transcript(s) - Missing tax transcripts for most recent two years. - 10/23/2024 - Exception is cleared with the attached most recent two years transcripts. Borrower is paid by multiple employers.  Breakdown of pay provided in file matches to the transcripts.

900001236	XXXX	Funded	2	1	2	1	Verified employment history - Borrower has been on current job 25 plus years.; Verified ownership of subject property - Borrower has owned subject property 5 plus years.;	TRID 0171 Missing valid Change of Circumstance(s) - Missing COC for LE issued XX/XX/XX. Loan amount decreased. - EV2 - Immaterial issue, no fee violations.

TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - The final CD reflects $XX estimated property costs over Year 1. Unable to determine the source of this figure.  Based on documentation in the file, costs are $XX. 10 months $XX, 11 months $XX. - 10/08/2024 - Exception is downgraded to EV2/B with the attached PCCD, cover letter, and disclosure tracking to evidence the package has been sent within 60 days of consummation.

TRID 0148 LE or CD is Deficient - The final CD reflects estimated costs total $XX/month. Based on the documentation in the file, the monthly costs total $XX. The first page of the CD reflects XX is escrowed, however, the fourth page of the CD reflects there is no escrow account (1st mortgage is escrowed). - 10/08/2024 - Exception is downgraded to EV2/B with the attached PCCD, cover letter, and disclosure tracking to evidence the package has been sent within 60 days of consummation.	PROP 0003 Missing Required Property Inspection - Missing post disaster inspection report. Subject is located in a declared disaster area as of XX/XX/XX. - 10/07/2024 - Recd PDI; No damage noted, Free and clear of disaster related damage. The disaster has no effect or impact on the subject's value and marketability.

900001218	XXXX	Sold	1	1	1	1				Verified ownership of subject property - Borrowers have owned subject property for 6 years.; Verified employment history - Borrower 2 has been on job 7 plus years; Borrower 1 has been on job for 5 plus years.;
900001242	XXXX	Funded	2	2	2	1	Verified reserves - Borrower has 16 plus months reserves which exceeds minimum 2 months required per guidelines.; Disposable Income - Borrower has $XX in verified XX income.;	COND 0002 Condo Documentation is Insufficient - Missing required (agency) form 1076 or equivalent project questionnaire. File has copy of project approval but not the completed condo questionnaire as required by guidelines.

 - EV2/B - Investor acknowledged exception.

APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

- EV2 - immaterial issue	APPR 0076 Appraisal Discrepancy - Master policy and project approval name does not match the appraisal. This discrepancy has not been addressed. No project documentation in the file (see COND 0002) to verify these are one and the same. - 10/22/2024 - Exception is cleared with the updated appraisal report; project name updated.

TRST 0003 Trust Agreement is Incomplete - Trust agreement is not notarized, verified as required per the trust review. - 10/01/2024 - Exception is cleared with the attached copy of the notarized certification of trust.

900001318	XXXX	Funded	1	1	1	1	Verified housing payment history - 167 combined months of mortgage payment history paid 0x30 per credit report. ; Verified employment history - Borrower has xxx years employment with the same employer.; Verified credit history - Representative credit score of 784 when guidelines require a minimum of 700 for 85% CLTV. All credit history paid 0x30 per credit report. ; Low DTI - 28.12% calculated DTI when guidelines allow up to 45%.;	FRAUD 0001 Fraud report alerts have not been addressed - Missing SSN verification used to address the fraud alert related to SSN discrepancy and date of birth. - 11/01/2024 - Recd SS verification, result is a match.

FLOOD 0004 Flood Insurance Amount is Insufficient - Missing insurer's replacement cost estimate.  Flood coverage in the amount of $xxx is not sufficient.  Per FNMA Selling guide, flood coverage must be equal to the lesser of:

-100% of the replacement cost value of the improvements, no replacement cost estimator

-the maximum coverage amount available from NFIP, which is $xxx

-the unpaid principal balance (UPB) subject $xxx + 1st mortgage $xxx = $xxx. - 12/23/2024 - Recd revised flood policy with coverage of $xxx, sufficient to cover first and second mortgage.

TITL 0013 Title Policy - Schedule A Exception - Missing title commitment/final title policy with Insured amount of $xxx. Commitment in file reflects proposed policy of $xxx.  - 11/01/2024 - Exception is cleared with the attached corrected title commitment reflecting policy amount of $xxx.

900001267	XXXX	Funded	2	1	2	2	Verified employment history - The borrower has been with their current employer for 10+ years.; Verified reserves - No reserves required, borrower has 5 plus months reserves or $XX in XX and is receiving an additional 29 plus months or $XX in cash out proceeds.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

 - EV2 Non-Material

FEMA 0001 Property Inspection Date is prior to disaster declaration begin date - Missing post-disaster property inspection. Subject is located in a FEMA declared disaster area. - EV2/B - Investor acknowledged exception, no apparent damage cited.

TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Variance $XX. HOA per appraisal is $XX annually / $XX monthly. 1008 has $XX. - 10/24/2024 - Exception is downgraded to EV2/B with the attached cover letter for PCCD with evidence of email to borrower. PCCD previously received XX/XX/XX.	APRV 0010 Underwriting Loan Approval is Deficient - Missing final approval. Approval in the file reflects interest rate X.XX%, appraised value $XX. The actual Note rate is X.XX% and appraised value is $XX. - 10/24/2024 - Exception is cleared with the attached updated loan approval.

HAZ 0004 Hazard Insurance Coverage Amount is Insufficient - Hazard insurance coverage reflects dwelling protection of $XX.  The replacement cost estimator reflects estimated  reconstruction cost $XX.  Missing evidence of replacement cost coverage. - 11/01/2024 - Recd policy declarations confirming replacement cost is $XX, which is the amount of dwelling coverage.

900001264	XXXX	Funded	2	1	2	1				Low DTI - 40.26% DTI is below 50% maximum per guidelines.; Verified credit history - 809 Credit score exceeds minimum 680 required per guidelines.;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing a valid COC or general credit for the addition of the second XX Fee and an increase to the XX Fee. - 11/07/2024 - Exception is downgraded to EV2/B with the attached PCCD, restitution check, cover letter, and courier tracking receipt to evidence delivery to borrower was completed within 60 days from discovery.
900001209	XXXX	Sold	2	1	2	1	Low DTI - 35.80% DTI is below 50% maximum per guidelines.; Disposable Income - Borrower has verified monthly disposable income of $XX.;	TRID 0148 LE or CD is Deficient - Escrow account section on final CD is incomplete. No reason given for not having an escrow account.

 - EV2 - Non-Material issue

APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

- EV2 - Immaterial issue	APRV 0003 Missing Loan Approval Date - Loan approval not in file, only the unsigned 1008. - 9/26/2024 - Lender approval recd

CRED 0089 Missing Required Fraud Tool - Missing fraud tool with all items addressed. No fraud tool in the file. - 9/26/2024 - Fraud report recd, all findings sufficiently  addressed

900001216	XXXX	Sold	1	1	1	1				Established credit history - Open active credit dates back to XX with no reported default.; Verified reserves - No reserves required, $XX or 22 plus months PITIA reserves received from cash out proceeds.;
900001221	XXXX	Sold	2	1	2	1	Verified reserves - No reserves required, borrower is receiving 26 plus months PITIA reserves or $XX in cash out proceeds.; Verified credit history - FICO 754, minimum required 680.;	TRID 0148 LE or CD is Deficient - Escrow account section on final CD is incomplete. No reason given for not having an escrow account. - EV2 Non-Material	APRV 0003 Missing Loan Approval Date - Missing lender loan approval. - 9/26/2024 - Lender Approval recd

TITL 0014 Title Policy - Schedule B Exception - Missing final title policy to verify certain Schedule B exceptions were cleared. - 09/26/24 - Error, finding cleared.

900001208	XXXX	Sold	1	1	1	1				Low DTI - 39.90% DTI is below 45% maximum per guidelines.; Low LTV/CLTV/HCLTV - 43.58% CLTV is below 85% maximum per guidelines.;			COND 0010 Missing Lender Project Condo Classification - Missing project condo questionnaire as required per guidelines. - 10/01/2024 - Exception is cleared with the attached HOA Questionnaire.
900001219	XXXX	Sold	1	1	1	1				Verified housing payment history - Borrowers have 0x30x41 mortgage history which exceeds minimum required 0x30x24.; Disposable Income - Borrowers have verified XX income of $XX.;
900001220	XXXX	Sold	2	1	2	1	Verified housing payment history - 78 combined months of mortgage payment history paid 0x30 per credit report.; Verified employment history - Co-borrower has been employed with same employer for 10 years.;	TRID 0171 Missing valid Change of Circumstance(s) - Missing COC for LE issued XX/XX/XX. Appraised value decreased, rate increased. No fee violation due to this LE. - EV2 Non-Material no fee violations.

											APPR 0044 HPML Appraisal Requirements are Not Met - Appraisal in file does not disclose the Certification that the Appraisal was completed with the Uniform Standards of Professional Appraisal Practice (USPAP) and/or Title XI of the Financial Institutions Reform, Recovery, and Enforcement Act (FIRREA) and its implementing regulations - EV2 Non-Material
900001222	XXXX	Sold	2	2	2	1	Verified reserves - No reserves required, borrower is receiving 9 plus months PITIA reserves or $XX in cash out proceeds.;	TRID 0148 LE or CD is Deficient - Escrow account section on final CD is incomplete. No reason given for not having an escrow account.

 - EV2 Non-Material

CRED 0003 Credit Score (FICO) exception - The borrower's mid fico of 670 does not meet the minimum requirement of 680 per guideline. - Investor Acknowledged Exception	DEED 0021 Missing Legal Description on Mortgage/DOT - Missing Legal Description on Mortgage/DOT. Document states it is attached as Exhibit A but no exhibit A included. - 9/26/2024 - Recd DOT with Legal Description included

APRV 0003 Missing Loan Approval Date - Missing lender approval, only the unsigned 1008 is in the file. - 9/26/2024 - Lender approval received

900001262	XXXX	Funded	2	1	1	2				Low LTV/CLTV/HCLTV - 57.05% DTI is below 75% maximum per guidelines.; Disposable Income - Borrowers have $XX in verified monthly XX income.;	AVM 0002 Post Closing AVM Review Variance is not within tolerance - VM has a confidence of 80 which is below required minimum of 87. Additional XX required. - 11/04/2024 - Investor acknowledged exception. Post-closing VM < 10% variance from the original value. LTV increased to 57.05% (Max 75%).		APRV 0003 Missing Loan Approval Date - Missing lender loan approval. - 10/25/2024 - Exception is cleared with the attached underwriting conditional approval.
900001206	XXXX	Sold	2	1	2	1	Low LTV/CLTV/HCLTV - 46.92% CLTV is below 85% maximum per guidelines.; Verified credit history - 743 Credit score exceeds minimum 680 required per guidelines.;	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - CD XX/XX/XX APR 9.858%

CD XX/XX/XX APR 9.858%

CD XX/XX/XX executed XX/XX/XX APR 9.721%

reduction 0.137%. - EV2 Non-Material- APR Decreased, benefit to borrower.	RESPA 0029 Missing Homeownership Counseling Disclosure - Homeowner homeownership counseling disclosure not in file. Esign shows sent on XX/XX/XX. - 9/26/2024 - Housing Counseling disclosure recd

NTB 0001 Missing Net-tangible Benefit worksheet - Missing Net-tangible Benefit worksheet. - 9/26/2024 - Net Tangible Benefit disclosure recd

900001207	XXXX	Sold	1	1	1	1				Verified employment history - Borrower 1 has been on current job 30 plus years, Borrower 2 has been on current job 11 plus years.; Verified housing payment history - Borrowers have verified mortgage history of 0x30x95.;
900001279	XXXX	Funded	2	2	1	2	Verified employment history - Borrower has been employed with same employer for xxx years.; Verified credit history - Representative credit score is 784 when guideline requires 700. ; Verified housing payment history - 134 combined months of mortgage payment history paid 0x30 per credit report for both borrower's primary residence and additional investment property owned. ;	APPR 0002 Appraisal is Incomplete - Missing full appraisal. Per the property condition report the subject is rural. This requires a full appraisal with marketing time of 6 months or less and at least two comparable sales within 3 miles. See also PROP 0002. - 11/18/2024 - Investor Acknowledged Exception.

PROP 0002 Property Type is prohibited - Per the property condition report the subject is rural.  Per guideline prior approval is required for rural properties.  See also APPR 0002.

- 11/18/2024 - Investor Acknowledged Exception.	TITL 0014 Title Policy - Schedule B Exception - The title commitment reflects proposed insured amount of $xxx, loan amount $xxx. Survey and Mechanics lien exceptions appear on schedule B. Missing final title policy to verify the correct insured amount and no survey or mechanics liens appear.

 - 11/14/2024 - Recd final title insured for the loan amount; includes Alta 8.1, Alta 9-06, CO Form 110.1 Deletion of Exception(s) 1 thru 5, and Alta 5.1-06.

APRV 0003 Missing Loan Approval Date - Missing Lender Loan approval.  Only the unsigned 1008 in file.  - 10/01/2024 - Recd underwriter decision.

CRED 0082 Income Documentation is Insufficient - Confirm association between (borrower's employer) and (company) who is reflected as employer on (3rd party VOI) (p. 165). No evidence of association with (company) was located in file.  - 10/28/2024 - Exception is cleared with the attached internet search confirming company name on the 3rd party VOI is a payroll company. 3rd party VOI company address matches the income documentation in file. Direct WVOE from employer provided in file is supported by paystub and W2.

CRED 0087 Tax Returns/Transcripts are Insufficient - The borrower is using rental income (non-subject reo), missing (most recent year) tax return to calculate rental income or evidence of extension to justify using the lease instead of tax return.  Per the borrower LOE they moved into the subject (date), since this property was a rental for the entire prior year the tax return should be used. - 11/07/2024 - Recd most recent year tax return.

900001214	XXXX	Sold	2	2	1	1				Low DTI - 34.07% DTI is below 50% maximum per guidelines. ; Disposable Income - Borrower has verified XX income of $XX.;	PROP 0002 Property Type is prohibited - Per guideline, XX property requires prior approval and is subject to 10% LTV reduction. - Investor acknowledged exception.
900001224	XXXX	Sold	1	1	1	1	Verified employment history - B1 has been employed with current employer 4+ years and B2 employed with same employer for 9+ years. ; Verified housing payment history - 73 combined months of mortgage payment history paid 0x30 per credit report. ; Net tangible benefit - Borrowers paid off $XX in consumer debt eliminating $XX in monthly payments. ; Verified credit history - 758 representative credit score when guidelines require a minimum of 700. ;	TRID 0130 Missing Intent to Proceed - Missing the Intent to proceed. ITP in file is not executed by the borrowers. Electronic Tracking does not include proof of signing. - 09/30/2024 - Exception is cleared with the attached borrower electronically signed ITP form.

900001258	XXXX	Funded	2	1	2	1	Low DTI - 26.21% DTI is below 50% maximum per guidelines.; Verified reserves - Borrowers have 13 plus months verified reserves when guidelines do not require reserves.;	TRID 0148 LE or CD is Deficient - The final CD first page reflects XX costs checked as escrowed and CD page 4 reflects the borrowers will have an escrow account. Subject loan is not escrowed. - 10/11/2024 - Exception is downgraded to EV2/B with the attached PCCD, Cover Letter, and Courier Tracking Receipt to evidence cure package is in transit to borrower within 60 days from discovery.

TRID 0166 Closing Disclosure Total of Payments is Under Disclosed 1026.38(o)(2) - NEW 10/11/24 - RECD PCCD (TRID 0206): Missing detail as to how the disclosed credit $XX was to be applied. -- Disclosed Total of Payments of $XX on CD issued at closing is $XX less than the corrected Total of Payments of $XX disclosed on PCCD. This exceeds the $35 threshold for rescindable transactions. Requires LOE, PCCD, refund, re-opening of rescission period and evidence of receipt by borrower. - 11/07/2024 - Exception re-reviewed. Presentment on XX/XX/XX included 2 courier tracking slips, tracking #XX reflects delivered. Exception is downgraded to EV2/B with cure package presented XX/XX/XX.

TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - Initial CD APR 8.884%

Final CD APR 8.622% - EV2 - Non-Material issue, APR decreased, benefit to borrower	DMND 0003 Missing Payoff/Demand Statement - Missing borrower executed authorization to pay and close 2nd lien account. - 10/22/2024 - Exception is cleared with the attached copy of the final title policy; 2nd lien paid at closing is no longer reflected on Schedule B.

TRID 0047 Document Intent to Proceed with the Transaction - Missing executed Intent to Proceed. - 10/07/2024 - Exception is cleared with the attached Intent to Proceed.

RESPA 0029 Missing Homeownership Counseling Disclosure - Missing copy of the initial Homeownership Counseling Disclosure. - 10/08/2024 - Exception is cleared with the attached Homeownership Counseling disclosure with 10 agencies disclosed.

900001244	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - 58.13% CLTV is below 85% maximum per guidelines.; Low DTI - 37.04% DTI is below 50% maximum per guidelines.;	RESPA 0029 Missing Homeownership Counseling Disclosure - Homeownership Counseling Disclosure not in the file. Initial Disclosure tracking reflects it was sent but copy was not provided, unable to confirm 10 agencies were disclosed. - 10/24/24 - Homeownership Counseling Disclosure dated XX/XX/XX received.

APRV 0003 Missing Loan Approval Date - Missing lender approval, only the unsigned 1008 is in the file. - 10/09/2024 - Exception is cleared with the attached underwriting decision.

900001281	XXXX	Funded	1	1	1	1	Verified housing payment history - Borrowers have a verified housing payment history of 0x30x47 which exceeds the minimum required 0x30x24.; Verified credit history - Borrowers have a credit score of 741 which exceeds the minimum required 700 per guidelines.;	APRV 0003 Missing Loan Approval Date - Missing lender approval, only the unsigned 1008 is in the file. - 10/04/2024 - Exception is cleared with the attached underwriting decision.

CRED 0004 Back-end Ratio exception (DTI) - 61.89% DTI exceeds maximum 45% per guidelines. Variance due to lender using total net deposits as income for Borrower 1 instead of reducing the income by the expense factor percentage, see lender calculation. - 11/15/2024 - Recd updated income calc, 1008, and 1003; B2 income removed and B1 income re-calculated resulting in a new DTI 40.35%. Update to the 1003 is not considered material requiring borrower acknowledgement since the income/employment was verified and not used and DTI < Max. NOTE: Updated income/DTI included remote deposits and applied the 50% expense factor. It is typical for businesses to process deposits via remote deposit. LOX addressing large deposits confirm source as business deposits (Presentment xx/xx).

CRED 0006 Missing Employment doc (VVOE) - Missing verification of self-employment for both borrowers confirming a minimum 2 years in business and percentage owned.

B1 RJ Jersey LLC

B2 Liberty Pet Grooming LLC - 10/10/2024 - Recd EIN letters confirming sole membership for both businesses, and SOS searches confirming both businesses were incorporated in (year).

900001234	XXXX	Funded	2	2	1	1				Verified credit history - 744 Borrower credit score exceeds minimum 720 per guidelines.; Low LTV/CLTV/HCLTV - 54.44% CLTV is below 80% maximum per guidelines.;	CRED 0084 Income Calculation Discrepancy - Review DTI 46.39% / Approved DTI 38.90% (45% Max), variance > 3%. Borrower is obligated to pay XX on (obligation), thus review included full $XX. Lender qualified the borrower using 50% of the expense on XX since the XX indicates 50% ownership in XX., Compensating Factors: - EV2/B Non-Material - Borrower meets requirements to allow DTI up to 50%.Verified credit history
900001211	XXXX	Sold	1	1	1	1				Verified housing payment history - 90 combined months of mortgage payment history paid 0x30 per credit report. ; Verified employment history - Borrower has been employed with same employer for 16 plus years. ; Low LTV/CLTV/HCLTV - 66.91% CLTV < 75% Max Allowed;
900001250	XXXX	Funded	2	1	2	1	Verified housing payment history - Borrower has a housing history of 0x30x35 which exceeds minimum 0x30x24.; Low LTV/CLTV/HCLTV - 68.99% CLTV is below maximum 85% maximum per guidelines.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

											- EV2/B Non-Material		CRED 0091 Missing Tax Transcript(s) - Missing XX Transcripts for the year(s) of XXXX - XXXX. - 10/24/24 - Missing XX Transcripts received.
900001225	XXXX	Sold	1	1	1	1				Verified housing payment history - 29 months of mortgage history paid 0x30 per credit report. ; Low LTV/CLTV/HCLTV - Low 67.87% CLTV when guideline allows up to 85%.; Verified employment history - Borrower consistent employment for 8+ years. ;
900001231	XXXX	Funded	1	1	1	1				Low DTI - 23.48% DTI is below 50% maximum per guidelines.; Disposable Income - Borrowers have $XX in XX income.;			APRV 0003 Missing Loan Approval Date - Missing lender loan approval. - 10/08/2024 - Exception is cleared with the Underwriting Decision.
900001212	XXXX	Sold	1	1	1	1				Low LTV/CLTV/HCLTV - 56.13% CLTV is below 85% maximum per guidelines.; Verified housing payment history - Borrower has mortgage payment history of 0x30x37 which exceeds minimum 0x30x24 required per guidelines.;
900001223	XXXX	Sold	2	2	1	1				Verified housing payment history - Borrowers have verified housing payment history of 0x30x41 which exceeds minimum 0x30x24.; Verified employment history - Borrower 1 has been on current job 5 plus years, Borrower 2 has been on current job 19 plus years.;	PROP 0002 Property Type is prohibited - XX property requires prior approval. - EV2 Lender Acknowledged Exception.
900001278	XXXX	Funded	2	1	1	2				Verified employment history - Borrower has been on current job 23 plus years.; Verified housing payment history - Borrower has mortgage payment history of 0X30X50 which exceeds minimum 0x30x24.;	PROP 0003 Missing Required Property Inspection - Missing post-disaster property inspection; subject is located in a declared disaster area. - EV2/B - Investor acknowledged exception, no apparent damage cited.
900001269	XXXX	Funded	2	2	2	1	Low DTI - 37.09% DTI is below 45% maximum per guidelines.; Verified employment history - Borrower has been on current job 16 plus years.;	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Missing final settlement statement and/or final CD to verify the loan disbursement date (Dry funding state). Final CD disbursement date is same date as ROR expiration date. - 11/07/2024 - Recd cover letter addressed to borrower regarding PCCD. Exception is downgraded to EV2/B with the attached, borrower endorsed restitution check (Refer XX/XX), and PCCD (Refer XX/XX).

											APRV 0010 Underwriting Loan Approval is Deficient - Approved DTI 42.76% / Review DTI 37.09%, variance > 3%. Qualifying DTI double counted XX escrowed with 1st lien. - EV2/B Non-Material, Qualifying DTI is greater than review DTI (45% Max Allowed).		APRV 0001 Missing Underwriter Loan Approval - Loan approval not in file. 1008 used for ratios. - 10/09/2024 - Exception is cleared with the attached underwriting decision.
900001265	XXXX	Funded	1	1	1	1	Verified employment history - The borrower has been with their current employer 30 years.; Established credit history - Open active credit dates back 17 plus years with no reported default.;	TRID 0159 Missing LE due to Rate Lock - Missing LE reflecting rate lock. COC XX/XX/XX states rate locked. Initial LE issued the same date is not locked. - 11/05/2024 - Exception is cleared with the attached interim LE.

900001238	XXXX	Funded	1	1	1	1	Verified employment history - Borrower has 30 plus years on current job.; Verified credit history - 806 Credit score exceeds minimum 680 per guidelines.;	APRV 0003 Missing Loan Approval Date - Missing final approval. The approval in the file is missing the approval date and reflects the wrong interest rate, appraised value. - 10/17/2024 - Exception is cleared with the attached conditional approval printed post-consummation. NOTE: 1008 is dated and underwriter is the same.

TRID 0119 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.   - REMOVE: Duplicate of 0195

HUD 0001 Missing Final HUD-1 - Missing final CD matching the final settlement statement from title, XX fees and cash to borrower on the CD signed at closing (dry funding state) do not match the final borrower statement issued XX/XX/XX. - 10/17/2024 - Recd cover letter, PCCD, and evidence the disclosure was sent electronically.

900001253	XXXX	Funded	2	1	2	1	Low LTV/CLTV/HCLTV - 49.13% CLTV is below 85% maximum per guidelines.; Low DTI - 22.04% DTI is below 50% maximum per guidelines.;	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - Initial CD APR 7.76%

Final CD APR 7.633%

APR decreased 0.127%. - EV2/B Non-Material, decrease to APR is a benefit to borrower.	CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing evidence of XX costs. - 10/21/2024 - Exception is cleared with the attached report.

APPR 0002 Appraisal is Incomplete - Appraisal does not reflect PUD, however there is an HOA assessment invoice, DOT includes a PUD Rider, and title commitment reflects PUD. - 10/24/2024 - Exception is cleared with the attached updated appraisal report; reflects detached PUD subject to assessments.

APRV 0003 Missing Loan Approval Date - Missing lender approval, only the unsigned 1008 reflecting the incorrect interest rate is in the file. - 10/22/2024 - Exception is cleared with the attached Loan Approval Conditions.

NMLS 0011 NMLS IDs do not match - The final 1003 reflects the originator organization NMLS ID as XXXXX, which appears to be the state license ID. The Note, DOT and final CD reflect the originator organization NMLS ID as XXXXX. - 10/25/2024 - Exception is cleared with the attached updated 1003.

900001239	XXXX	Funded	2	1	2	1				Low DTI - 76.33% CLTV is less than 85% maximum per guidelines.; None - 39.83% DTI is below 50% maximum per guidelines.;	TRID 0144 LE or CD Projected Payments Section is Deficient - Final CD dated reflects XX and XX are in escrow. Loan is not escrowed. - 10/16/2024 - Exception is downgraded to EV2/B with the attached PCCD and cover letter. No restitution required, thus US Mailbox Rule applied.
900001344	XXXX	Funded	2	2	2	1	Low DTI - 33.46% DTI is below 50% maximum per guidelines.; Disposable Income - Borrower has $xxx in residual income.;	ROR 0011 Right of Recission Is Not on Correct Form - Refinance is a Lender to Lender refinance and should be performed on the H-9 form. The HELOC being paid off was originated by (lender), NORTC form is H-8 rather than H-9. - EV2/B - Recd borrower executed H9 ROR form to evidence rescission period reopened with no evidence the borrower exercised the right to rescind the transaction.

APRV 0010 Underwriting Loan Approval is Deficient - Approved DTI 36.54% / Review DTI 33.46%, variance > 3% due to qualifying DTI double counting property costs escrowed with first lien. - EV2/B Non-Material, DTI < 45% Max Allowed.

TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure. - Missing COC or lender credit for the increase to the recording fee from $xxx to $xxx on the initial CD, increase was $xxx above the 10% tolerance for this fee. COC does not address this increase. -- The total amount of Closing Disclosure 10% Category fees ($xxx) increased by more than 10% from the total amount disclosed on the Loan Estimate sent on xx/xx, ($xxx). The total amount of fees in this category cannot exceed ($xxx) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)). - 11/20/2024 - Exception is downgraded to EV2/B with the attached PCCD, cover letter, refund check $xxx, and courier tracking slip to evidence delivery to borrower was completed within 60 days of consummation.	PROP 0003 Missing Required Property Inspection - Missing property condition report, as required by guidelines. Per guidelines, AVM with exterior property inspection (PCI):

AVM must be from an approved provider with an acceptable forecast standard deviation score

PCI must indicate average condition or better - 11/08/2024 - Exception is cleared with the attached PCI, condition is indicated to be good.

ROR 0005 Right of Rescission not hand dated by Borrower(s) - Notice of Right to Cancel is e-signed by the borrower rather, but the signature date is typewritten. Missing is disclosure tracking documenting the date the ROR was esigned. Disclosure tracking in file does not reflect being sent to borrower electronically. - 11/07/2024 - Recd disclosure tracking confirming the date borrower electronically signed the form.

900001263	XXXX	Funded	2	2	1	1	Low DTI - 38.52% DTI is below 45% maximum per guidelines.; Verified credit history - 738 Credit score exceeds minimum 680 per guidelines.;	CRED 0044 Unacceptable transaction type - Guidelines require that the subject note borrowers match the borrowers of the senior lien note. Borrower X is not on senior lien but is on the subject loan. Approved exception in file. - EV2/B Investor Acknowledged Exception	ROR 0005 Right of Rescission not hand dated by Borrower(s) - Notice of Right to Cancel is e-signed by the borrower, but the signature date is typewritten. Missing disclosure tracking to evidence date the disclosure was eSigned. Disclosure tracking in file does not indicate that the disclosure was sent electronically to borrower. - 11/07/2024 - Exception is cleared with the attached disclosure tracking confirming the date the disclosure was electronically signed by the borrowers.

900001287	XXXX	Funded	2	1	2	2	Verified ownership of subject property - Borrower has owned subject property xxx years.; Disposable Income - Borrower has $xxx in disposable income.;	FEMA 0001 Property Inspection Date is prior to disaster declaration begin date - Subject is located in a FEMA declared disaster area, Hurricane xxxx xx/xx (IA). Missing post-disaster inspection. - EV2/B Investor Acknowledged Exception.

TRID 0148 LE or CD is Deficient - Projected Payments / Estimated Taxes, Insurance & Assessments section of the final CD does not include the property taxes (Ins/Other only). Estimate of $xxx appears to be the HOA dues. Estimated property costs over year 1 also only reflects the HOA dues. It is also noted that the Escrow Account section does not disclose if the borrower declined an escrow account or if the lender did not offer one. - EV2 / B Non-Material	APRV 0003 Missing Loan Approval Date - Missing lender approval, only the unsigned 1008 is in the file. - 10/16/2024 - Exception is cleared with the attached Underwriting Decision.

CRED 0017 Insufficient Verified Reserves (Number of Months) - 1.86 Months PITI reserves does not meet minimum 2 months required per guidelines. Variance due to 1008 cash to borrower for reserves vs final CD. - 11/08/2024 - Exception is cleared with the attached contribution notice that confirms in-service hardship withdrawals are allowed. Retirement statements were presented xx/xx.

900001282	XXXX	Funded	2	2	1	1	Verified employment history - VOE confirms xxx years employment with present employer.; Verified housing payment history - Credit report confirms 47 months satisfactory mortgage rating.; Verified credit history - 726 FICO > 700 Minimum Required.;	CRED 0010 LTV Exceeds Max Allowed - 76.86% CLTV > 75% Max Allowed (85% - 10% Reduction for Rural Property). Per guidelines, Rural Property Requirements (prior approval required): Reduce max CLTV by 10%. - Investor Acknowledged Rural Property	APP 0004 Initial 1003 Application is Incomplete - Missing borrower signed initial 1003. - 11/06/2024 - Exception is cleared with the attached borrower and LO signed initial 1003.

ROR 0002 Right of Rescission is Incomplete - ROR is esigned, however, the date of the signature is typewritten. Missing disclosure tracking to confirm date the disclosure was signed. - 11/08/2024 - Exception is cleared with the attached certificate of completion evidencing the date the ROR was electronically signed by the borrower.

900001237	XXXX	Funded	1	1	1	1				Verified credit history - 762 Credit score exceeds minimum 680 score per guidelines.; Verified housing payment history - Borrower has verified mortgage history of 0x30x40 which exceeds minimum 0x30x24 required per guidelines.;
900001254	XXXX	Approved	1	1	1	1	Verified housing payment history - 84 months of prior mortgage payment history paid 0x30 per credit report. ; Low LTV/CLTV/HCLTV - Low 31.43% CLTV when guidelines allow up to 85%.; Verified employment history;	NMLS 0011 NMLS IDs do not match - NMLS for Lender (Organization) on the final Application is listed as XXXXX. NMLS for XX listed on the Note, Mortgage, and CD is XXXXX. - 10/28/2024 - Exception is cleared with the attached borrower electronically signed corrected 1003 with cover letter.

APPR 0020 Missing Property Condition - Missing exterior property inspection indicating average condition or better. Only an VM was provided.  - 10/21/2024 - Exception is cleared with the attached PCI.

900001247	XXXX	Funded	1	1	1	1	Verified employment history - Borrower has 31 plus years on current job.; Disposable Income - Borrower has $XX in XX income.;	CRED 0086 Undisclosed or Excluded Debt - Per Credit Inquiry Explanation, borrower opened accounts with (creditors), but no documentation of the new debt amounts or payments was included in the file. Review added (creditor) expense from the final 1003 but still need documentation of the expense. The letter from (creditor) in file, showing account paid does not match the account number on the credit report so did not omit the payment. - 10/23/2024 - Exception is cleared. UDM report in file and payoff confirms new debt paid in full. UDM also confirms other new liabilities.

900001251	XXXX	Approved	1	1	1	1	Verified credit history - 757 Credit score exceeds minimum 680 per guidelines.; Verified employment history - Borrower has been on current job for 33 plus years.;	CRED 0087 Tax Returns/Transcripts are Insufficient - Missing transcripts for two most recent tax years to support the calculated income. - 10/24/2024 - Exception is cleared with the attached most recent two years transcripts.

900001252	XXXX	Funded	1	1	1	1				Verified credit history - 739 Credit score exceeds minimum 680 required per guidelines.; Low DTI - 37.13% DTI is below maximum 45% per guidelines.;
900001271	XXXX	Funded	2	2	2	1	Verified housing payment history - Credit report confirms 45 months satisfactory mortgage rating.; Verified credit history - Middle credit scores 770/788 with no history of delinquency reported. Minimum credit score required 680.; Low LTV/CLTV/HCLTV - 62.74% CLTV < 85% Max Allowed.;	TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - Final CD inaccurately disclosed XX as being escrowed. Property costs are escrowed with first lien. Escrow Account disclosed inaccurately, Estimated Property Costs Over Year 1 is missing. - 11/03/2024 - Exception is downgraded to EV2/B with the PCCD, cover letter, and courier tracking receipt to evidence delivery to borrower completed within 60 days of consummation.

APRV 0010 Underwriting Loan Approval is Deficient - Approved DTI 44.19 / Review DTI, Qualifying DTI double counted XX costs escrowed with first lien (Max 45%). - EV2/B Non-Material (Max 45%)

CRED 0082 Income Documentation is Insufficient - Borrower X VVOE reflects an employment start date (date). Missing verification from employer of the actual start date. Borrower disclosed start date of (date) on 1003. - EV2/B - XX and XX confirm 2+ years employment with current employer.	CRED 0104 Missing Letter of Explanation - Missing XX document. - 10/25/2024 - Exception is cleared with the attached borrower signed XX.

FRAUD 0001 Fraud report alerts have not been addressed - Cleared comments do not state how the fraud findings were cleared. - 10/25/2024 - Exception is cleared with the attached fraud report summary with commentary.

DMND 0003 Missing Payoff/Demand Statement - Missing borrower signed authorization to payoff and close existing second lien, (account). - 10/31/2024 - Exception is cleared with the attached debt satisfaction.

900001272	XXXX	Funded	2	2	2	1	Verified housing payment history - Credit report confirms 44 months satisfactory mortgage rating.; Verified credit history - Middle credit score 686 with no history of delinquency reported. Minimum credit score required 680.; Low DTI - Qualifying DTI 14.64% < 45% Max Allowed.;	CRED 0012 CLTV Exceeds Max Allowed - 74.77% CLTV > 70% Max Allowed (Credit Score 680 Max 75% - 5% Reduction for Alt Doc = 70% Max) - Investor Acknowledged Exception.

TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - Initial CD APR 10.416% / Final CD APR 10.239%, variance > 0.125%.

- EV2/B Non-Material, decrease is considered a benefit to borrower.	DEED 0021 Missing Legal Description on Mortgage/DOT - Missing Legal Description. Mortgage states it is attached as Exhibit A, no exhibit A provided. - 10/29/2024 - Exception is cleared with the attached Mortgage, includes exhibit A.

FRAUD 0001 Fraud report alerts have not been addressed - Cleared comments do not state how the fraud findings were cleared. - 10/29/2024 - Exception re-reviewed and cleared. Exception set in error.

DEED 0049 Mortgage/Deed of Trust is Incomplete - Missing page 7 of the Mortgage, only pages 1-6 of 7 are in the file.  Unable to confirm the Mortgage includes the correct NMLS IDs. - 10/29/2024 - Exception is cleared with the attached Mortgage, includes pg 7 of 7.

TITL 0014 Title Policy - Schedule B Exception - Missing final title policy to confirm the (lien) position and that the XX liens against the borrower et al do not appear. - 10/29/2024 - Exception is cleared with the attached email from the title agent confirming Schedule B (lien) and XX liens will not be on the final title policy.

APRV 0003 Missing Loan Approval Date - Missing lender approval, only the unsigned 1008 is in the file. - 10/29/2024 - Exception is cleared with the attached underwriting decision.

900001270	XXXX	Funded	1	1	1	1	Verified housing payment history - Borrowers have 0x30x40 mortgage history which exceeds minimum 0x30x24 required per guidelines.; Verified credit history - 796 Credit score exceeds minimum 680 required per guidelines.;	DEED 0021 Missing Legal Description on Mortgage/DOT - Legal Description is not attached to or contained within Mortgage. - 11/07/2024 - Recd exhibit A.

NOTE 0064 Non Standard Agency Form Type payments are not applied on the scheduled due date - Loan completed as (state) Simple Interest Loan document. - 11/07/2024 - Set In Error.

900001300	XXXX	Funded	2	1	2	1	Low LTV/CLTV/HCLTV - 63.02% CLTV is below 80% maximum per guidelines.; Disposable Income - Borrower has $xxx in disposable income.;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - CD only includes flood insurance in property costs over year 1. Flood insurance, taxes, and insurance are escrowed with 1st lien. CD should disclose all property costs or none. - 11/26/2024 - Exception is downgraded to EV2/B with the attached PCCD with cover letter. US Mailbox Rule to be applied.

TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - CD 10/8 APR 10.844%

CD 10/18 APR 9.442%

Reduction 1.402%

											- EV2/B Non-Material, Decrease is deemed to be a benefit to borrower.
900001275	XXXX	Funded	1	1	1	1	Low DTI - 24.30% DTI is below 45% maximum per guidelines.; Verified housing payment history - Borrower has verified mortgage history of 0x30x34, which exceeds minimum of 0x30x24. ;	HUD 0001 Missing Final HUD-1 - Final CD is missing pg 5 of 5. CD addendum reflects borrower received a CD on (date). - 11/01/2024 - Exception is cleared with the attached complete copy of the final CD.

900001295	XXXX	Funded	2	1	2	1	Low LTV/CLTV/HCLTV - 45.02% CLTV is below 85% maximum per guidelines.; Verified credit history - 721 Credit score exceeds minimum 680 required per guidelines.;	TRID 0023 Last Loan Estimate Sent Method Not In Person and No Received Date - Missing evidence of delivery to borrower of the final LE (xx/xx). -- A revised Loan Estimate was provided on (xx/xx) via (U.S. Mail). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than four business days prior to consummation date of (xx/xx). Since the revised Loan Estimate was not provided in person, a consumer is considered to have received it on (xx/xx), which is three business days after it was delivered or placed in the mail. As a result, the revised Loan Estimate is not deemed to have been received at least four business days before consummation, which is (xx/xx/xx). (12 CFR 1026.19(e)(4)(ii)) - 11/15/2024 - Exception is downgraded to EV2/B with the attached lender attestation. Timing requirement met with LE xx/xx. There were no changes disclosed on the re-issued LE dated xx/xx.

TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - LE xx/xx APR 9.153%

Initial CD xx/xx APR 8.551%

Final CD xx/xx APR 8.538% - EV2/B Non-Material, Decrease is deemed to be a benefit to borrower.	TRID 0135 No proof borrower(s) can receive documents via the electronic method as intended - Missing borrower eConsent. - 11/06/2024 - SFIG 4.0: If e-consent is not in file or e-consent date is missing, TPR will assume consent was received timely but not documented. E-consent will be assumed to be obtained on the date of application for compliance testing purposes.

COMP 0019 Invalid Change of Circumstance - Missing rate lock agreement. Change of Circumstance was issued as of xx/xx reflects a change date of xx/xx. Dates cannot be reconciled as COC issued date proceeds action date. The change stated is rate locked.  - 11/13/2024 - Recd initial CD disclosure package, borrower esigned discount point fee disclosure, and lender lock confirmation. Initial CD was issued on the rate lock date.

900001268	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - 63.47% CLTV is below 85% maximum per guidelines.; Verified housing payment history - Borrower has 0x30x44 verified mortgage history which exceeds minimum 0x30x24 required per guidelines.;	TRID 0137 Cannot Reconcile LE / CD Versioning - Missing interim LE as listed on the disclosure tracking summary and Disclosure tracking details. - 11/05/2024 - Exception is cleared with the attached interim LE.

FEMA 0001 Property Inspection Date is prior to disaster declaration begin date - Missing Post-disaster inspection report. Borrower is located in a FEMA declared disaster area. - 11/05/2024 - Exception is cleared with the attached PCI confirming no damage.

900001286	XXXX	Funded	2	1	2	1	Disposable Income - Borrowers have $xxx in verified disposable income.; Verified credit history - 762 Credit score exceeds minimum 720 required per guidelines.;	RESPA 0029 Missing Homeownership Counseling Disclosure - Homeonwership Counseling Disclosure not in file. - 11/18/2024 - Exception is downgraded to EV2/B with initial 1003 supplemental consumer information form disclosing HUD/CFPB websites to borrower.

COMP 0035 Affiliated Business Disclosure Not Provided Within 3 Business Days of Application - ABD was not issued within 3 business days of the application date. - EV2/B Non-Material. Affiliate not used for the transaction.	CRED 0091 Missing Tax Transcript(s) - File is missing tax transcripts for both borrowers for (year). - 11/14/2024 - Exception is cleared with the attached B2 wage transcript. B2 transcript previously presented xx/xx.

900001273	XXXX	Funded	1	1	1	1				Verified housing payment history - Borrower has verified housing history of 0x30x44 which exceeds minimum 0x30x24.; Verified credit history - 760 Credit score exceeds minimum 680 per guidelines.;
900001274	XXXX	Funded	1	1	1	1				Verified housing payment history - Borrowers have verified 0x30x60 mortgage history which exceeds required 0x30x24 per guidelines.; Low DTI - 34.27% DTI is below 50% maximum per guidelines.;
900001302	XXXX	Funded	2	2	1	1	Verified credit history - 758 Credit score exceeds minimum 700 per guidelines.; Low DTI - 20.91% DTI is below 45% maximum per guidelines.;	CRED 0001 Unacceptable Mortgage History - Borrower has 1x30x24 mortgage history which exceeds maximum allowed 0x30x24 per guidelines. Lender approved exception in file on page xxx. Missing Investor Acknowledgment. - 11/05/2024 - Investor Acknowledged Exception	CRED 0044 Unacceptable transaction type - Per guidelines, the borrowers on the senior lien must match the second lien. Borrower's spouse is on the senior lien but is not on subject transaction. - 11/05/2024 - Recd email correspondence from the investor confirming the removal of an immediate relative is not considered an exception.

TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.   - Missing COC for the reduction in Lender credit on final CD. - 11/26/2024 - Exception is cleared with the attached pricing sheet. Pricing change due to rate lock extension to cover thru disbursement.

900001292	XXXX	Funded	2	2	2	1	Low DTI - 35.55% DTI is below 50% maximum per guidelines.; Disposable Income - Borrower has verified disposable income of $xxx.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations. - EV2 / B Non-Material

COND 0010 Missing Lender Project Condo Classification - Missing condo project approval/CPM and HOA Questionnaire with all supporting documentation. - EV2/B Investor Acknowledged Exception	INS 0001 Missing Sufficient Evidence of Insurance - Missing master association flood policy. - 11/20/2024 - Recd project flood policy for subject building.

APRV 0003 Missing Loan Approval Date - Missing lender loan approval/underwriting decision. - 11/04/2024 - Exception is cleared with the attached underwriting decision.

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing copy of H06 Policy. Per final CD policy premium of $xxx was paid at closing. - 11/04/2024 - Recd HO6.

900001293	XXXX	Funded	1	1	1	1	Low DTI - 16.15% DTI is below 45% maximum per guidelines.; Disposable Income - Borrower has $xxx in verified disposable income.;	DEED 0021 Missing Legal Description on Mortgage/DOT - Legal Description not attached to or contained within Mortgage.

 - 11/13/2024 - Exception is cleared with the attached copy of Exhibit A.

PROP 0003 Missing Required Property Inspection - Subject is located in a FEMA declared disaster area (IA), Hurricane Milton. Missing PDI. - 11/19/2024 - Attached disaster inspection report completed by appraiser confirms no damage to subject and that the marketability is not affected.

900001285	XXXX	Funded	2	2	2	1	Verified employment history - Borrower has been on current job xxx years.; Disposable Income - Borrower has verified disposable income of $xxx.;	PROP 0002 Property Type is prohibited - Missing investor acknowledgement of the rural property location. Lock confirmation reflects "xxxx" property location. Per guidelines, prior approval required for xxxx property. All other xxxx property requirements met. - Investor Acknowledged xxxx Property

APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

											- EV2/B Non-Material
900001266	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - 58.94% CLTV is below 80% maximum per guidelines.; Verified housing payment history - Borrower has 0x30x43 mortgage history which exceeds minimum 0x30x24 required per guidelines.;
900001299	XXXX	Approved	1	1	1	1	Verified credit history - 748 Credit score exceeds minimum 700 per guidelines.; Disposable Income - Borrowers have $xxx in residual income.;	TRID 0163 CD is not within 3 business days of Change of Circumstance. - Re-disclosure was not issued within 3 days of the change date; COC form reflects a change date of xx/xx/xx with a re-disclosure date xx/xx/xx. - 12/04/2024 - Exception is cleared with the attached posted response with snippet of lock confirmation date, COC form change date was inaccurate.

APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - B2 IRA distributions $xxx are listed on B1. - 11/13/2024 - Exception is cleared with the attached corrected 1003; retirement income moved from B1 to B2.

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing valid reason for the addition of the $xxx loan origination fee. -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on xx/xx/xx: Loan Origination Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - 12/04/2024 - Exception is cleared with the attached snippet of the lock confirmation date.

TRID 0119 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.   - Duplicate of 0195

900001289	XXXX	Funded	1	1	1	1				Low DTI - 25.37% DTI is below 50% maximum per guidelines.; Verified employment history - Borrower has been on current job xxx years.;
900001284	XXXX	Funded	2	1	2	1	Verified credit history - 769 Credit score exceeds minimum 700 required per guidelines.; Disposable Income - Borrowers have $xxx in verified disposable income.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

											- EV2 / B Non-Material.		CRED 0091 Missing Tax Transcript(s) - Missing tax transcripts for both borrowers for most recent two years. - 11/21/2024 - Recd most recent two years wage transcripts.
900001277	XXXX	Funded	2	1	2	1				Low DTI - 35.06% DTI is below 50% maximum per guidelines.; Disposable Income - Borrowers have $XX in XX income.;	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - CD XX/XX/XX APR 10.667% CD XX/XX/XX APR 10.556% Reduction .111%. - EV2/B APR Decreased, benefit to borrower.
900001309	XXXX	Funded	1	1	1	1	Verified housing payment history - Borrower has verified mortgage history of 0x30x43 which exceeds minimum 0x30x24 per guidelines.; Low DTI - 35.02% DTI is below maximum 50% per guidelines.;	CRED 0091 Missing Tax Transcript(s) - Missing (year) Tax Wage Transcripts. - 11/25/2024 - Exception is cleared with the attached (year) tax transcript.

APRV 0001 Missing Underwriter Loan Approval - Loan approval not in file. 1008 on page xxx. - 11/19/2024 - Recd underwriting decision.

900001276	XXXX	Funded	1	1	1	1				Verified credit history - 739 Credit score exceeds minimum 700 required per guidelines.; Verified housing payment history - Borrower has verified mortgage history of 0x30x40 which exceeds minimum 0x30x24 required per guidelines.;
900001390	XXXX	Funded	1	1	1	1	Low DTI - 28.16% DTI is below 50% maximum per guidelines.; Verified housing payment history - Borrower has verified mortgage payment history of 0x30x43 which exceeds minimum required 0x30x24.;	APRV 0001 Missing Underwriter Loan Approval - Loan approval not in file. 1008 on page xxx - 12/03/2024 - Exception is cleared with the attached UW decision.

CRED 0087 Tax Returns/Transcripts are Insufficient - Missing wage transcripts for (most recent two years) that support income provided. - 12/09/24 2023/2022 Wage & Income transcripts received.

DEED 0007 Missing PUD Rider - Missing PUD rider to mortgage.  - 01/14/2025 - Recd PUD Rider with recording stamp.

900001283	XXXX	Funded	1	1	1	1	Verified housing payment history - 131 months of mortgage history paid 0x30, verified per credit report. ; Verified credit history - 750 qualifying credit scores, minimum required of 680. No derogatory credit. ;	PROP 0003 Missing Required Property Inspection - Subject is located in a declared disaster area (IA), Hurricane Milton. Missing PDI Report from Clear Capital or DAR from Pro Teck or equivalent. - 11/15/2024 - Exception is cleared with the attached PDI confirming no damage to subject property, marketability not affected.

APRV 0003 Missing Loan Approval Date - Missing evidence of lender approval date.  - 11/20/2024 - Exception is cleared with the attached loan approval.

900001345	XXXX	Funded	2	2	2	2	Verified employment history - VOE confirms xxx years employment with present employer.;	APPR 0046 Missing Third Party Appraisal Review - AVM completed by Collateral Analytics has FSD score of .11. Per guidelines an FSD score of <= .10 is required. AVM does not meet guideline requirements. - 11/25/2024 - Exception is downgraded to EV2/B with TPR ordered BPO that supports within 10% tolerance the AVM value.

TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final CD does not indicate if the borrower declined an escrow account or if the lender does not offer one. - EV2/B Non-Material

CRED 0004 Back-end Ratio exception (DTI) - DTI of 45.13% exceeds maximum allowed of 45% (does not qualify for 50% DTI due to credit score of xxx). Lender approved DTI of 44.64%. Variance due to lender using tax and insurance escrow on mortgage statement totaling $xxx. Tax bill verified tax payment of $xxx and HOI verified payment of $xxx, total of $xxx. - EV2/B - Investor Acknowledged Exception.	TRID 0137 Cannot Reconcile LE / CD Versioning - Missing interim LE and corresponding COC. Disclosure Tracking. - 12/05/2024 - No fee violations with interim LE included for compliance re-submission.

APRV 0003 Missing Loan Approval Date - Missing lender loan approval with approval date.  - 11/26/2024 - Recd underwriting decision.

CRED 0091 Missing Tax Transcript(s) - Missing 2 years to tax transcripts.  - 11/20/2024 - Recd most recent two years tax transcripts.

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for increase to the Loan Discount Fee. -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on xx/xx: Loan Discount. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - 11/21/2024 - Recd COC form for final CD. Borrowers rate lock expired on the closing date. Pricing change resulted from extension to cover disbursement.

900001291	XXXX	Funded	1	1	1	1				Low DTI - 31.54% DTI < 45% Max.; Low LTV/CLTV/HCLTV - 62.51% CLTV < 85% Max.; Verified credit history - Qualifying credit score 755 > 680 Minimum Required.;
900001306	XXXX	Approved	1	1	1	1	Verified housing payment history - Borrower has mortgage history of 0x30x37 which exceeds minimum 0x30x24 required per guidelines.; Low DTI - 33.58% DTI is below maximum 50% per guidelines.;	TRID 0044 Intent To Proceed Date < Loan Estimate Presumed Received Date - Missing disclosure tracking for the initial LE. eDisclosure timestamp on the LE is obscured by the lender name. - The Loan Estimate was provided or mailed on (xx/xx). Since it was not provided in person, a consumer is considered to have received the Loan Estimate on (xx/xx), which is after (xx/xx); the date the consumer indicated an intent to proceed with the transaction. A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation Z, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A)) - 11/22/2024 - Recd disclosure tracking evidencing the initial LE was received by the borrower on the issuance date.

CRED 0087 Tax Returns/Transcripts are Insufficient - Missing wage earner tax transcripts for most recent two years. - 12/03/2024 - Exception is cleared with the attached most recent two years wage transcripts.

900001294	XXXX	Funded	2	1	2	1				Verified employment history - Borrower 1 has been on current job xxx years, Borrower 2 has been on current job xxx years.; Disposable Income - Borrowers have $xxx in verified residual income.;	TRID 0148 LE or CD is Deficient - Final CD Loan Disclosures / Escrow Account did not disclose if an escrow account was declined by the borrower or if the lender did not offer one. - EV2/B Non-Material		APRV 0010 Underwriting Loan Approval is Deficient - Missing final loan approval. - 11/21/2024 - Exception is cleared with the attached underwriting decision.
900001308	XXXX	Approved	2	2	1	1	Verified credit history - 733 Credit score exceeds minimum 680 per guidelines.; Disposable Income - Borrower has $xxx in verified residual income.;	CRED 0084 Income Calculation Discrepancy - Approved DTI 39.46% / Review DTI 43.15%, variance > 3% tolerance due to lender using a 2 year average for income. Review used monthly salary x 11 and divided by 12 as borrower is paid 11 months per year. - EV2/B Non-Material (Max 45%)	TRID 0009 Initial Closing Disclosure Sent Method Not In Person and No Received Date - Missing evidence Initial CD issued xx/xx/xx was received either electronically or in person. -- The Initial Closing Disclosure was provided on (xx/xx/xx) via (U.S. Mail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (xx/xx/xx). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (xx/xx/xx), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (xx/xx/xx), for consummation to occur on (xx/xx/xx). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) - 11/20/2024 - Exception is cleared with the attached borrower electronically signed initial CD and disclosure tracking.

TRID 0135 No proof borrower(s) can receive documents via the electronic method as intended - Missing borrower accepted eDisclosure. - 11/20/2024 - Exception is cleared with the attached technology consent agreement.

TRID 0023 Last Loan Estimate Sent Method Not In Person and No Received Date - Missing evidence the last LE issued xx/xx/xx was received either electronically or in person. -- A revised Loan Estimate was provided on (xx/xx/xx) via (U.S. Mail). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than four business days prior to consummation date of (xx/xx/xx). Since the revised Loan Estimate was not provided in person, a consumer is considered to have received it on (xx/xx/xx), which is three business days after it was delivered or placed in the mail. As a result, the revised Loan Estimate is not deemed to have been received at least four business days before consummation, which is (xx/xx/xx) (12 CFR 1026.19(e)(4)(ii)) - 11/25/2024 - Exception is cleared with the attached copy of the re-disclosed LE. Disclosure tracking for the latest issued LE was previously presented xx/xx.

900001297	XXXX	Funded	1	1	1	1	Low DTI - 21.68% DTI is below 45% maximum per guidelines.; Disposable Income - Borrower has $xxx in verified residual income.;	APRV 0010 Underwriting Loan Approval is Deficient - Approval in file on page 95 is for $xxx loan amount; however per note the loan closed at $xxx. Provide final approval with corrected loan amount. - 11/19/2024 - Exception is cleared with the attached updated loan approval.

900001290	XXXX	Funded	2	1	1	2	Low LTV/CLTV/HCLTV - 58.14% CLTV is below 75% maximum per guidelines.; Disposable Income - Borrower has $xxx in residual income.;	PROP 0003 Missing Required Property Inspection - Subject is located in a declared disaster area. Missing post-disaster inspection. - Investor Acknowledged Exception for lender completed disaster report.	CRED 0091 Missing Tax Transcript(s) - Missing wage earner tax transcripts for most recent two years. -

11/21/2024 - Recd most recent two years wage transcripts.

TRID 0008 Initial CD Received Date is < 3 business days prior to Consummation Date - Per Disclosure Tracking - Missing initial CD date xx/xx/xx. - 11/21/2024 - Recd initial CD.

900001323	XXXX	Funded	1	1	1	1	Verified housing payment history - Borrowers have verified housing payment history of 0x30x48 which exceeds minimum 0x30x24 required per guidelines.; Low DTI - 42.37% DTI is less than 50% maximum per guidelines.;	CRED 0133 HOA Payment is not verified - Missing documentation to verify subject HOA fees. Review used estimate of $xxx per the final 1008. - 11/20/2024 - Attached bank statement reflects payment to homeowners association.

DEED 0007 Missing PUD Rider - Missing PUD rider to the Deed of Trust. - 12/12/20241 - Recd executed copy of the PUD Rider. Letter of intent to re-record previously presented xx/xx.

TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Additional lender credit of $xxx is insufficient to cure fee variance for the increase in the lender's title policy, and added admin, document prep, courier, notary, recording service and wire fee on LE issued xx/xx.  - 11/27/2024 - Recd confirmation that the settlement service provider is not the same provider and operates independently from the disclosed provider on the SPL. Exception cleared with compliance resubmission, borrower shopped/chosen.

900001296	XXXX	Funded	1	1	1	1	Verified occupancy in subject property - xxx years occupying subject property.; Low LTV/CLTV/HCLTV - 47.13% CLTV is below 85% maximum per guidelines.;	HAZ 0001 Missing Hazard Insurance Proof of Premium - Missing hazard insurance paid receipt:

(insurer) - (policy #) - Premium $xxx.

First mortgage is not escrowed. - 11/22/2024 - Exception is cleared with attached reflecting minimum due of $xxx and balance of $xxx. EOI in file reflects premium of $xxx with $xxx due. Premium is being paid in installments, Minimum Due $xxx, Amount Due $xxx with Premium of $xxx.

900001317	XXXX	Funded	1	1	1	1	Verified housing payment history - Credit supplement confirms 35 months satisfactory mortgage rating.;	PROP 0002 Property Type is prohibited - Subject is xxxx. Per guidelines xxxx properties which include xxxx are ineligible. - 11/26/20247 - Recd email correspondence from the investor scenario desk, "We would not consider this to be xxxx. Appears to be xxxx.

CRED 0001 Unacceptable Mortgage History - Missing VOM for subject first lien to verify history 0x30s24 (or since inception). - 12/12/2024 - Recd credit supplement confirming 24+ months satisfactory mortgage rating.

900001320	XXXX	Funded	1	1	1	1	Verified housing payment history - Credit report confirms 49 months satisfactory mortgage rating.; Verified credit history - Middle Credit Score 750 > 680 Minimum Required.; Low LTV/CLTV/HCLTV - 59.75% CLTV < 85% Max Allowed.;	CRED 0082 Income Documentation is Insufficient - Employer WVOE wages (year) is not supported by the Wage Transcript reflecting. - 12/10/2024 - Exception is cleared with the attached email correspondence from the borrowers employer explaining that income for (year) that is reflected on the pre-consummation WVOE was inaccurate because it was inadvertently obtained from from previous employment several years ago with same employer.

DMND 0003 Missing Payoff/Demand Statement - Missing borrower signed authorization to payoff and close HELOC. - 12/03/2024 - Exception is cleared with the attached account closing letter.

900001418	XXXX	Funded	1	1	1	1	Verified credit history - 812 Fico w/a minimum requirement of 680.; Low LTV/CLTV/HCLTV - 61.13% CLTV w/a max allowed of 85%.; Verified employment history - xxx years verified w/current employer.;	FRAUD 0001 Fraud report alerts have not been addressed - Closing agent is reflected to be on the (agency) Exclusionary List for Escrow Officer Company per the fraud report. Lender has additional searches that verify the agent is the agent excluded. - 01/24/2025 - Seller attests, A comprehensive review and vetting of the settlement agent was completed by (seller) quality control team. Please accept the attached response to clear this condition.

DEED 0007 Missing PUD Rider - Missing PUD Rider.  Property type verified as a PUD per title and the appraisal. - 12/13/2024 - Recd recorded Corrective or Scriveners Affidavit with executed PUD Rider.

CRED 0091 Missing Tax Transcript(s) - Missing (most recent two years) Wage & Income transcripts. - 12/18/2024 - Recd most recent two year tax transcripts.

900001311	XXXX	Approved	1	1	1	1	Low LTV/CLTV/HCLTV - CLTV of 25%, maximum of 85% allowed per guidelines. ; Low DTI - DTI of 25.58%. Maximum DTI of 45% allowed. ;	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - The final CD dated xx/xx/xx discloses the Disbursement date xx/xx/xx. The ROR page 120 discloses exp date of xx/xx/xx. - 12/04/24 PC CD and HUD received confirming disbursement date of xx/xx/xx.

900001298	XXXX	Funded	1	1	1	1				Verified employment history - Borrower 2 has been on job xxx years.; Disposable Income - Borrowers have $xxx in verified disposable income.;
900001288	XXXX	Funded	2	2	1	1				Low DTI - 27.44% DTI is below 50% maximum per guidelines.; Verified credit history - 781 Credit score exceeds minimum 680 per guidelines.;	CRED 0044 Unacceptable transaction type - Borrower spouse is a borrower on the senior lien but is not a borrower on subject transaction. Per guidelines the borrowers on the senior lien must match the subject transaction. Lender approved exception. - Investor Acknowledged Exception
900001321	XXXX	Funded	2	2	2	1	Low DTI - 30.08% DTI is below maximum 50% maximum per guidelines.; Disposable Income - Borrower has verified disposable income of $xxx.;	COND 0002 Condo Documentation is Insufficient - Missing required condo questionnaire with appropriate attachments. - Exception is downgraded to EV2/B, project is (agency) approved.

ROR 0011 Right of Recission Is Not on Correct Form - Transaction was completed on a H8 form. Lender to lender refinance should be completed on a H9 form. - 12/13/2024 - Exception is downgraded to EV2/B with the attached RORs, rescission period was reopened using the H9 form and the rescission period has expired.	TRID 0171 Missing valid Change of Circumstance(s) - Missing initial rate lock agreement. Lock agreement in file reflects a rate of 8.375% on xx/xx. LE disclosed rated 8.625% on xx/xx. - 12/05/2024 - Exception is cleared with the attached COC for re-disclosed LE.

900001391	XXXX	Funded	2	2	1	1	Verified housing payment history - 319 months of mortgage history paid 0x30, verified per credit report. ; None - No other significant compensating factors. ;	CRED 0004 Back-end Ratio exception (DTI) - UPDATED EXCEPTION (Refer CRED 0082/CRED 0086): Review DTI 45.11% > 45% Max Allowed, using the updated asset statement presented resulted in the DTI increasing over the max allowed.

ORIGINAL EXCEPTION: QC DTI of 50.14% exceeds maximum of 45% allowed. Increase due to lender excluding payment of $xxx/mo to (liability) which was not paid off at closing as stated on loan approval. - EV2/B Investor Acknowledged Exception	DEED 0005 Mortgage/Deed of Trust is not Recorded - Missing copy of lender's closing instructions to verify the requirement to record the mortgage or a copy of the recorded mortgage. - 12/10/2024 - Recd closing instructions.

CRED 0082 Income Documentation is Insufficient - Guidelines require bank statements, most recent dated within 60 days of note date. Most recent bank statement is dated August. Missing September statement. Income recalculation required upon submission of updated statement.  - 12/10/2024 - Posted response is insufficient to satisfy the exception.

--Updated statement presented CRED 0086.

TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.   - Missing COC for decrease in lender credit from $xxx on the initial CD. Interim CD reflects lender credit of $xxx, Final CD Lender Credit $xxx. -- The sum of non-specific (lump sum) lender credits and specific lender credits ($xxx) has decreased from the amount disclosed on the Closing Disclosure sent on xx/xx/xx, ($xxx). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). - 12/18/2024 - Exception is cleared with the attached rate lock details.

TRID 0172 Missing revised LE after Change of Circumstance - Missing LE that corresponds w/the COC loan amount change to $xxx. - 12/18/2024 - Recd lender attestation that no re-disclosure was issued for COC because the increase to loan amount would cause the DTI > 45% Max Allowed.

CRED 0086 Undisclosed or Excluded Debt - Per approval, (creditor liability) was to be paid off at closing. Per CD the (liability) with payment of $xxx was not paid off.  - 12/11/2024 - Exception is cleared with the attached asset statement and lender posted response, loan file contains evidence that the business is paying the debt.

900001348	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - CLTV of 59.19%, maximum of 75% allowed per guidelines. ; Verified housing payment history - 126 months of mortgage history paid 0x30, verified per credit report. ;	TRID 0171 Missing valid Change of Circumstance(s) - 1) Missing COC for change in lender discount, Appraisal Disaster fee and Loan Amount on LE issued (date).

2) Missing COC for the added Lock Extension Fee of $xxx added to the CD dated (date).

3) Missing COC for increased recording fees on the CD dated (date).  - 12/03/2024 - TPR set in error, in file.

HCOST 0001 High Cost Failure - The loan fees ($xxx) exceed the (FED2014) (Note Amount >=$xxx) fee limit, which is 5% of the Total Loan Amount ($xxx), the difference is ($xxx). (12 CFR 1026.32). - 01/06/2025 - Recd guidance from counsel, funding fee excluded from high cost testing.

COMP 0010 Missing Affiliated Business Disclosure - ABD not in file.  FACTS state they do not share affiliates.  Missing list of lender affiliates.  If no affiliates were used finding can be cleared. - 12/06/2024 - Exception is cleared with the attached lender attestation confirming there are no affiliated business relationships to disclose.

CRED 0133 HOA Payment is not verified - Missing verification of subject HOA payment.  Review used $xxx/mo to qualify per 1008.  - 12/03/2024 - TPR set in error.

CRED 0091 Missing Tax Transcript(s) - Missing tax transcripts for most recent two years. - 12/23/2024 - Tax transcripts received

TRID 0134 Missing E-Sign Disclosure - E-Sign Disclosure not in file. - 12/03/2024 - TPR set in error.

TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Lender credit of $xxx is insufficient to cure fee variance caused by the following: Increase in discount, Added Lock extension fee, Disaster Inspection fee, and increased recording charges. --A Lender Credit for Excess Charges of ($xxx), Principal Reduction for Excess Charges of ($xxx), and general or specific lender credit increases of ($xxx) were applied to the total fee variance of ($xxx) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance.

Cleared - 12/03/2024 - Cleared upon compliance resubmission with COC's entered.

APPR 0044 HPML Appraisal Requirements are Not Met - Subject is HPML. Full appraisal not provided. AVM only.  - 01/06/2025 - Recd guidance from counsel, funding fee excluded from high cost testing. Lon is not HPML after compliance resubmission excluding funding fee from high cost testing.

TRID 0130 Missing Intent to Proceed - ITP not in file. - 12/09/24 Confirmation of verbal intent to proceed from borrower received.

900001301	XXXX	Approved	2	1	2	1	Low LTV/CLTV/HCLTV - CLTV of 74.9%, maximum of 85% allowed per guidelines. ; Net tangible benefit - Debt consolidation saving borrower $xxx per month. ;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations. - EV2 Non-Material

TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing. APR CD dated xx/xx 11.238%, APR final CD dated xx/xx 11.066% - EV2 Non-Material, APR decreased, benefit to borrower.	CRED 0089 Missing Required Fraud Tool - Missing complete fraud report. Two pages were provided. - 12/03/2024 - Exception is cleared with the attached fraud report, all fraud findings were addressed by lender or verified with documentation in file.

APRV 0003 Missing Loan Approval Date - Missing final loan approval with approval date. 1008 is not signed or dated.  - 12/03/2024 - Exception is cleared with the attached underwriting decision.

900001326	XXXX	Funded	2	1	2	1	Low LTV/CLTV/HCLTV - CLTV of 41.86%, maximum of 85% allowed per guidelines. ; Verified housing payment history - 262 months of mortgage history paid 0x30, verified per credit report. ;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Estimated property costs over Year 1 of $xxx does not include estimated HOA fees of $xxx/mo or $xxx/yr. - 12/16/2024 - Recd PCCD and cover letter, 12 months property costs disclosed. US Mailbox Rule to be applied as no restitution is required.	DEED 0021 Missing Legal Description on Mortgage/DOT - Missing Legal Description, Exhibit A attachment to mortgage. - 12/05/25 Copy of DOT w/the Exhibit A legal received.

CR 0004 Fraud Alert on Credit Report not addressed - Fraud report lists NMLS Regulatory Actions against the broker in the transaction. UW comment only states that "action over one year ago". Insufficient explanation provided.  - 12/05/24 NMLS verification.  Verification of of active status for the state of xx verified.

DEED 0007 Missing PUD Rider - Per first mortgage subject is located in a PUD. Missing PUD Rider to subject mortgage. Mortgage shows no PUD Rider was attached to mortgage.  - 12/06/24 Executed PUD Rider received with letter of intent to Re-Record.

CRED 0093 Credit Documentation is Insufficient - Per final CD proceeds were used to payoff (government) debt. Missing (government) payoff statement to confirm debt is paid in full.  - 12/05/24  (Government) Record of Account showing the amount owed to them to payoff taxes in full received.  Amount owed matched payoff amount.

CRED 0113 Missing evidence of HOA Dues - Subject located in PUD based on prior mortgage. Per 1008 no HOA dues were included in qualifying. Fraud report includes estimated HOA dues.  - 12/25/24 Verification of annual HOA fee received.

TRID 0119 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.   - Duplicate of 0195

900001335	XXXX	Funded	1	1	1	1	Verified housing payment history - 168 months of mortgage history paid 0x30, verified per credit report. ; Low LTV/CLTV/HCLTV - CLTV of 50%, maximum of 85% allowed per guidelines. ;	HCOST 0001 High Cost Failure - The loan fees ($xxx) exceed the (NJ) High Cost fee limit, which is ($xxx), the difference is ($xxx). - 12/12/2024 - Recd discount point fee disclosure; bonafide discount can be excluded.

CRED 0007 Missing Employment doc (VOE) - Missing reverification of employment for B1 dated within 30 calendar days prior to the Note date. (tax preparer) letter is dated > 30 days.

 - 12/12/2024 - Recd CPA letter dated < 30 days prior to the note date.

900001347	XXXX	Funded	1	1	1	1	FLOOD 0007 Missing Flood Insurance Cert. - Missing flood cert. (Appraisal reflects Zone X). - 12/02/2024 - Exception is cleared with the attached flood cert.

APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - 1003 and credit report DOB for B2 doesn't match state issued ID. - 12/16/2024 - Exception is cleared with the attached corrected 1003, B2 initial the change to the DOB.

CRED 0137 Missing W2(s) - Missing most recent two years W2s for B1.  - 12/02/2024 - Exception is cleared with the attached most recent two years W2s for B1.

CRED 0091 Missing Tax Transcript(s) - Missing most recent two years Wage & Income transcripts for B1. - 12/02/2024 - Exception is cleared with the attached most recent two years tax transcripts.

CRED 0136 Missing Paystub(s) - Missing YTD pay stubs for B1. ** Final DTI is pending ** - 12/11/24 TPR Error, see CRED 0087 - Tax Returns/Transcripts are Insufficient.

CRED 0006 Missing Employment doc (VVOE) - Missing verification of employment for B1 to verify current employment and start date per 1003. - 12/10/24 SOS completed xx/xx/xx received.

CRED 0087 Tax Returns/Transcripts are Insufficient - Missing copy of most recent two years personal and business returns with any applicable K1s. - 12/19/2024 - Recd most recent two years personal and business tax returns. Transcripts were previously provided xx/xx.

900001394	XXXX	Funded	1	1	1	1	Verified employment history - B2 has xxx yrs verified w/current employer.; Verified housing payment history - First lien verified 0x30x46.;	HUD 0028 Loan Disbursement Date and Interest From on HUD do not match - Final CD (date) reflects a disbursement (date) with interest from date of (date). - 01/15/2025 - Recd wire information to confirm loan proceeds were disbursed to borrower (date). No prepaid interest was collected (date to date). Due to the HI Good Funds Law the settlement agent records and disburses 2 days after the loan is funded.

APPR 0020 Missing Property Condition - Missing exterior property inspection report. PCI must indicate average condition or better. - 12/16/2024 - Recd property condition report, condition is indicated to be good.

900001397	XXXX	Funded	1	1	1	1	Low DTI - 18.13% DTI, maximum of 45% allowed. ; Verified credit history - 790/814 qualifying credit scores, minimum required of 680. No derogatory credit. ;	TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure. - Missing borrower rate lock agreement to confirm pricing. COC file reflects rate locked (date) at 7.875% with origination credit of 0.563%. Re-disclosed CDs disclosed credit 0.0563%. -- The sum of non-specific (lump sum) lender credits and specific lender credits ($xxx) has decreased from the amount disclosed on the Loan Estimate sent on xx/xx, ($xxx). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). - 12/16/2024 - Recd response from investor, "There is rate lock, issued (date) and shows the price adj of .xxx for the program exception on the rate lock, that coincides with the amount of the lender credit reduction. The CoC reflects, revisions requested by the consumer, and CD was issued within 3 days of the CoC". Exception approval previously presented on (date) to support.

DEED 0007 Missing PUD Rider - Per prior mortgage subject was located in a PUD. Missing PUD Rider to current mortgage. Mortgage does not indicate that PUD Rider was attached.  - 01/03/2025 - Recd corrective DOT with PUD Rider and letter of intent to record.

CRED 0133 HOA Payment is not verified - Per prior mortgage subject was located in a PUD. 1008 stated HOA dues of $xxx/mo which was not verified.  - 12/17/2024 - Recd billing statement for upcoming year; borrower name, account number and address listed.

900001310	XXXX	Approved	2	1	2	1				Verified credit history - 775 qualifying credit scores, minimum required of 700. No derogatory credit. ; Verified housing payment history - 130 months of mortgage history paid 0x30, verified per credit report. ;	TRID 0148 LE or CD is Deficient - Escrow account section on final CD is incomplete. No reason given for not having an escrow account. - EV2/B - Non-Material.
900001346	XXXX	Funded	2	2	1	1				Verified housing payment history - Borrower has a verified mortgage pay history of 0x30x45 which exceeds minimum 24 month history.; Disposable Income - Borrower has $xxx in disposable income.;	PROP 0002 Property Type is prohibited - Subject property is a suburban property with agricultural zoning. Appraiser noted subject is not considered agricultural. Investor approved exception for rural property. - EV2/B - Investor Acknowledged Exception.		APRV 0001 Missing Underwriter Loan Approval - Loan approval not in file. 1008 used for ratios. - 12/17/2024 - Recd loan approval.
900001312	XXXX	Approved	1	1	1	1	Verified credit history - 780 Credit score exceeds minimum 700 required per guidelines.; Disposable Income - Borrowers have $xxx in disposable income.;	TRID 0044 Intent To Proceed Date < Loan Estimate Presumed Received Date - Unable to confirm receipt of initial LE due to tracking information is obscured by Lender's name on page xxx. Missing disclosure tracking evidencing delivery to borrower was completed xx/xx. -- The Loan Estimate was provided or mailed on (xx/xx/xx). Since it was not provided in person, a consumer is considered to have received the Loan Estimate on (xx/xx/xx), which is after (xx/xx/xx); the date the consumer indicated an intent to proceed with the transaction. A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation Z, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A)) - 12/10/24 Disclosure tracking confirming borrower receipt of initial disclosures on xx/xx/xx received.

900001331	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - 61.12% CLTV is below 80% maximum per guidelines.; Low DTI - 35.54% DTI is below 45% maximum per guidelines.;	TRID 0047 Document Intent to Proceed with the Transaction - Missing intent to proceed. You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of xxx. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A)) - 12/13/2024 - Recd ITP.

TRID 0119 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.   - Duplicate of 0195

APRV 0001 Missing Underwriter Loan Approval - Missing loan approval/underwriting decision. Only 1008 provided. - 12/16/2024 - Recd conditional loan approval.

ROR 0001 Missing Right of Rescission - Missing ROR. - 12/13/2024 - Recd ROR.

RESPA 0029 Missing Homeownership Counseling Disclosure - Missing homeownership counseling disclosure. - 12/13/2024 - Recd homeownership counseling disclosure.

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for increase in the discount fee from $xxx to $xxx. --  The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on 11/5: Loan Discount. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - 12/16/2024 - Exception is cleared with the attached COC report, loan amount increased driving the loan discount to increase.

DEED 0037 All title holders did not execute the Mortgage/DOT - Missing grant deed transferring property from Trust to the individual borrowers.  - 12/16/2024 - Recd warranty deed transferring title from trust to borrowers individually.

COMP 0010 Missing Affiliated Business Disclosure - Missing affiliated business disclosure or evidence that the lender does not have any affiliated business relationships to disclose. - 12/13/2024 - Recd lender attestation confirming that there are no affiliated business relationships to disclose, thus no ABD required.

TRID 0135 No proof borrower(s) can receive documents via the electronic method as intended - Missing borrower eConsent. Evidence of esign in file. - 12/13/2024 - Recd disclosure tracking reflecting eConsent date (RESPA 0029)

900001373	XXXX	Funded	2	1	2	1	Established credit history - Open, active credit dates back xxx years with no reported default.; Verified ownership of subject property - Borrowers have owned the subject property xxx years.; Verified employment history - Both borrowers have been with their current employers xxx years.; Verified reserves - 2 months reserves or $xxx required, net cash out proceeds after (creditor) balance 37.26 months or $xxx.;	TRID 0148 LE or CD is Deficient - CD does not indicate the reason for not having an escrow account. - EV2/B Non-material

TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Final CD does not reflect the estimated property costs over year 1 or any estimated taxes, insurance, and assessments. 1st mortgage is escrowed, but per the mortgage statement only for property tax is escrowed, not the $xxx insurance premium. - 12/20/2024 - Recd PCCD and cover letter. US Mailbox Rule applied.	CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing verification of the (car lease) $xxx/month reflected on borrower 1's application, but not on the credit report. - 12/11/24 Finding cleared, TRP error.

HAZ 0001 Missing Hazard Insurance Proof of Premium - Hazard insurance is not escrowed on the first mortgage, evidence of insurance does not address the payment status or balance due. - 12/16/2024 - Exception is cleared with the attached payment notification, borrower is paying the premium in installments.

TRID 0023 Last Loan Estimate Sent Method Not In Person and No Received Date - No evidence of receipt for the xx/xx Loan Estimate.  Disclosure not signed, no electronic tracking or acknowledgement of receipt in the file. -- A revised Loan Estimate was provided on (xx/xx) via (U.S. Mail). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than four business days prior to consummation date of (xx/xx). Since the revised Loan Estimate was not provided in person, a consumer is considered to have received it on (xx/xx), which is three business days after it was delivered or placed in the mail. As a result, the revised Loan Estimate is not deemed to have been received at least four business days before consummation, which is (xx/xx). (12 CFR 1026.19(e)(4)(ii)) - 12/10/24 Disclosure tracking confirming borrower receipt on xx/xx/xx received.

900001333	XXXX	Funded	1	1	1	1	Established credit history - Open active credit dates back to xxx years with no reported default.; Verified reserves - 2 months reserves or $xxx required, 22.38 months or $xxx received from cash out proceeds.;	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Missing final CD, subject is in a dry funding state and only the CD signed at closing is in the file. - 12/23/2024 - PCCD with updated disbursement date recd

APRV 0003 Missing Loan Approval Date - Missing Loan Approval, only the unsigned 1008 is in the file. - 12/23/2024 - Recd conditional approval.

CR 0004 Fraud Alert on Credit Report not addressed - The credit report includes an extended fraud alert, missing evidence this was addressed prior to extending credit. - 12/23/2024 - Recd Processor Cert confirming application with the borrower.

CRED 0004 Back-end Ratio exception (DTI) - Review DTI is 70.72%, approved as 28.659% per the 1008.   Qualifying income does not appear to take into account that the borrower's percentage of ownership is only 33.33% per the (tax preparer) letter, as the figure used is 50% of the total average eligible deposits from the bank statement calculator.

 - 12/23/2024 - Recd additional account for bank statement income

900001303	XXXX	Approved	2	1	2	2	Verified housing payment history - Borrower has mortgage history of 0x30x66 which exceeds minimum 0x30x24 required per guidelines.; Low LTV/CLTV/HCLTV - 55.04% CLTV is below 75% maximum per guidelines.;	COND 0011 Non-Warrantable Condominium - Subject property is non-warrantable due to the deductible being 9% on all perils instead of the required 5% on warrantable condos. Approved exception on page xxx. - EV2/B Investor Acknowledged Exception on page xxx.

APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

											- EV2/B Non-Material
900001339	XXXX	Funded	2	1	2	1	Verified credit history - 813 Credit score exceeds minimum 700 per guidelines.; Verified housing payment history - Borrower has verified mortgage history of 0x30x45 which exceeds minimum 0x30x24 required per guidelines.;	TRID 0148 LE or CD is Deficient - Escrow account section on final CD is incomplete. No reason given for not having an escrow account. - EV2/B Non-Material	CRED 0072 VVOE dated outside of required timeframe - Missing verbal verification of employment dated within 10 business days of note date. - 12/12/2024 - Recd 3rd Party VOE.

APRV 0003 Missing Loan Approval Date - Missing loan approval/underwriting decision. - 12/11/24 Lender loan approval received.

900001325	XXXX	Funded	1	1	1	1				Verified housing payment history - Borrower has verified mortgage history of 0x30x83 which exceeds minimum required 0x30x24.; Low DTI - 26.79% DTI is below 45% maximum per guidelines.;			CRED 0133 HOA Payment is not verified - HOA Payment is not verified. No documentation of HOA expense in the file. - 12/11/2024 - Recd HOA statement.
900001327	XXXX	Funded	2	2	1	1	Verified credit history - 736 Credit score exceeds minimum 680 per guidelines.; Low DTI - 36.67% DTI is below 45% maximum per guidelines.;	CRED 0001 Unacceptable Mortgage History - Discrepancy between the VOM and Credit Report not addressed. Credit report reflects 1x30 xx/xx. VOM reflects no late payments. Guideline requires 0x30x24 mortgage history. - Investor Acknowledged Exception based on the following comp factors: Full doc

736 FICO

54.19% CLTV

											36.62% DTI
900001316	XXXX	Approved	1	1	1	1				Low DTI - 36.18% DTI is below 50% maximum per guidelines.; Disposable Income - Borrower has $xxx disposable income.;
900001396	XXXX	Funded	2	2	1	1	Verified reserves - 2 months PITI reserves required; proceeds used for reserves. 43 months of PITI reserves verified. ; Low DTI - 24.51% DTI, maximum of 45% allowed. ; Verified housing payment history - 197 months of mortgage history paid 0x30, verified per credit report. ;	CRED 0082 Income Documentation is Insufficient - Missing signed Business Narrative meeting investor guidelines. - Investor Acknowledged Exception.	TRID 0137 Cannot Reconcile LE / CD Versioning - COCs have no corresponding disclosure in file. - 12/31/2024 - Posted response confirms that all disclosures issued to borrower were received for review.

CRED 0104 Missing Letter of Explanation - Missing credit inquiry letter addressing 8 inquiries noted in the past 90 days.  - 12/17/2024 - Recd borrower signed credit inquiry letter confirming no new debt was obtained.

COLL 0001 APN Number is not listed on Security Instrument - APN and legal description is not listed on Mortgage.  - 12/17/2024 - Recd recorded Mortgage with legal description attached, thus satisfactorily identifying the subject property.

900001381	XXXX	Approved	2	2	1	1				Verified employment history - Borrower 1 has been on current job xxx years and Borrower 2 has been on current job xxx years.; Low DTI - 31.04% DTI is below 45% maximum per guidelines.;	PROP 0002 Property Type is prohibited - Subject property is rural property which requires prior approval. Approved exception in file. - EV2/B Investor Acknowledged Exception		TRID 0137 Cannot Reconcile LE / CD Versioning - Missing LE or CD that corresponds with the COC (date) for Rate Change. - 01/07/2025 - Recd lender attestation confirming no LE was issued xx/xx.
900001305	XXXX	Approved	1	1	1	1				Low LTV/CLTV/HCLTV - CLTV of 54.73%, maximum of 75% allowed per guidelines. ; Verified housing payment history - 106 months of mortgage history paid 0x30, verified per credit report. ;
900001357	XXXX	Funded	1	1	1	1	Verified employment history - Borrower has been on current job xxx years.; Verified credit history - 778 Credit score exceeds minimum 700 required per guidelines.;	CRED 0044 Unacceptable transaction type - Guidelines require that borrowers on the senior lien must be the same as on the second lien. Borrower's spouse is not on the subject loan but is on the senior lien. No Investor acknowledgment located in file. - 12/12/2024 - Investor variance on file for seller

CRED 0096 Missing proof of PITI payment on non-subject property - Missing verification of HOA fees for non-subject REO.  Property is reported as xxx per the Total Review Report in file.  - 12/20/2024 - Recd borrower signed letter confirming no HOA fees for non subject REO. Review online search reflects xxx not subject to any HOA fees.

900001334	XXXX	Funded	2	2	1	1	Low LTV/CLTV/HCLTV - 2 months PITI reserves required. 15.6 months PITI reserves confirmed from loan proceeds. ; Verified credit history - 773 qualifying credit scores, minimum required of 700. No derogatory credit. ;	APRV 0010 Underwriting Loan Approval is Deficient - Review DTI 22.75% / Approved DTI 26.63, variance > 3%. - EV2/B Non-material, DTI < Max 45%.	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - 1003 states borrower has lived at current residence for 2 years. Appraisal, title, and fraud report confirm purchase of the subject 1 yr and 5 mths as of the application date. Missing complete 2 years residence history. - 12/16/2024 - Recd updated 1003 reflecting complete 2 years housing history. Change was made to match the documentation in file, thus no borrower signature required as the correction is deemed non-material.

APPR 0076 Appraisal Discrepancy  - Appraisal prepared for (mortgage company). Transfer letter does not list to whom appraisal was being assigned.  - 12/13/2024 - Transfer letter is addressed to lender.

APRV 0003 Missing Loan Approval Date - Missing final lender approval with approval date.  - 12/13/2024 - Recd underwriting decision.

COND 0010 Missing Lender Project Condo Classification - No Condo documents provided. Only Master Insurance policy provided.  - 12/13/2024 - Recd lender project approval that indicates agency approved.

900001304	XXXX	Approved	1	1	1	1				Verified housing payment history - Borrower has a 0x30 verified housing payment history for 99 months, guidelines require 24 months.; Disposable Income - Borrower has $xxx in disposable income.;
900001307	XXXX	Approved	1	1	1	1				Low DTI - 30.88% DTI is below 45% maximum per guidelines.; Verified employment history - Borrower has been on current job xxx years.;
900001313	XXXX	Approved	1	1	1	1				Low DTI - 29.24% DTI is below 45% maximum per guidelines.; Verified employment history - Borrower has been on current job xxx years.;
900001314	XXXX	Approved	1	1	1	1				Verified ownership of subject property - Borrower has owned property xxx years.; Verified employment history - Borrower has been on current job xxx years.;
900001315	XXXX	Approved	1	1	1	1				Verified employment history - Borrower 1 has xxx years on job.; Verified housing payment history - Borrowers have verified housing history of 0x30 for 55 months which exceeds minimum 24 months required by guidelines.;
900001336	XXXX	Funded	2	1	1	2				Verified credit history - 763 Credit score exceeds minimum 700 required per guidelines.; Disposable Income - Borrower has $xxx in disposable income.;	APPR 0076 Appraisal Discrepancy - AVM is missing information as to bedroom/bathroom count, size of lot and square footage of home. - EV2/B - Recd post-consummation dated drive by BPO with missing data.
900001337	XXXX	Funded	2	1	2	1				Verified employment history - Borrower has been on current job xxx years.; Verified housing payment history - Borrower has verified housing history of 0x30 for 44 months which exceeds minimum 24 months.;	TRID 0148 LE or CD is Deficient - Escrow account section on final CD dated xx/xx/xx does not disclose if the lender did not offer an escrow account or if the borrower declined it. - EV2 / B Non-Material
900001384	XXXX	Funded	2	1	2	1	Disposable Income - Borrower has $xxx in disposable income.; Verified credit history - 729 Credit score exceeds minimum required 700 per guidelines.;	TRID 0148 LE or CD is Deficient - Escrow account section on final CD is incomplete. No reason given for not having an escrow account. - EV2 / B Non-Material	APRV 0003 Missing Loan Approval Date - Missing lender loan approval. Only the 1008 was in file. - 12/17/24 - Recd conditional approval.

TRID 0023 Last Loan Estimate Sent Method Not In Person and No Received Date - Missing the disclosure tracking to verify date of receipt of final LE. E signage at top of the page is obscured by Lender's Logo. - 12/17/2024 - Recd disclosure tracking, timing requirements met.

DEED 0013 Missing Second Home Rider - Second home rider not in file.  - 12/17/2024 - Recd executed copy of the second home rider.

900001324	XXXX	Funded	2	1	2	1	Low DTI - 28.22% DTI is below 50% maximum per guidelines.; Disposable Income - Borrowers have $xxx in disposable income.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

											- EV2/B Non-Material
900001330	XXXX	Funded	1	1	1	1				Verified employment history - Borrower has been on current job xxx years.; Low DTI - 19.11% DTI is below 50% maximum per guidelines.;
900001360	XXXX	Funded	1	1	1	1				Verified employment history - Borrower has been on current job xxx years.; Low LTV/CLTV/HCLTV - 66.87% CLTV is below 80% maximum per guidelines.;			APRV 0001 Missing Underwriter Loan Approval - Missing lender loan approval. Used 1008 for ratios. - 12/17/2024 - Recd conditional approval.
900001380	XXXX	Funded	1	1	1	1				Verified housing payment history - 24 months satisfactory housing payment history required, borrowers have 227 reporting in their credit history; Verified credit history - FICO 756, minimum required 680;			APRV 0003 Missing Loan Approval Date - Missing Loan Approval, only the unsigned 1008 is in the file - 12/18/2024 - Recd conditional approval.
900001329	XXXX	Funded	1	1	1	1				Verified employment history - Borrower has been on current job xxx years.; Low DTI - 26.63% DTI is below 45% maximum per guidelines.;
900001332	XXXX	Funded	2	2	1	1				Low LTV/CLTV/HCLTV - 66.12% CLTV is below 80% maximum per guidelines.; Disposable Income - Borrower has $xxx in disposable income.;	CRED 0044 Unacceptable transaction type - Guidelines require the borrowers on the senior lien match the borrowers on the second lien. Borrower spouse is on the senior lien but did not sign on this transaction. - EV2/B - Investor Acknowledged Exception		APRV 0001 Missing Underwriter Loan Approval - Missing lender loan approval/underwriting decision. Only 1008 provided. - 12/19/2024 - Recd conditional approval.
900001368	XXXX	Funded	2	1	2	1	Verified credit history - 768 Credit score exceeds minimum 700 required per guidelines.; Verified housing payment history - Borrowers have 48 months verified mortgage history of 0x30 which exceeds minimum required 24 months.;	TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final CD does not indicate if the borrower declined an escrow account or if the lender does not offer one. - EV2/B Non-Material	CRED 0004 Back-end Ratio exception (DTI) - 48.28% DTI exceeds maximum 45% per guidelines. For borrower 2, lender used year to date income; however borrower works varied hours and the year to date is higher than the last 2 years. OT and bonus income is declining as well. Review used year to date and prior year to be more reflective of borrowers true income.

Provide sufficient documentation to support rental income. Lease in file (non-subject REO), is for borrower's son who was was claimed as a dependent in (previous year). The 1007 in the file does not indicate the the property is currently rented. No documentation of receipt of rent is provided in the file. DTI increases to 78.79% with rental income excluded. - 12/19/2024 - TPR set in error, installment liability paid at closing was to be excluded. Refer to CRED 0082, DTI increases to 73.56% with rental income excluded.

CRED 0082 Income Documentation is Insufficient - Lease in file (non-subject reo), is for borrower's son who was was claimed as a dependent in (prior year). The 1007 in the file does not indicate the the property is currently rented. No documentation of receipt of rent is provided in the file. DTI increases to 73.56% with rental income excluded. - 12/31/2024 - Recd revised 1007 documenting rental income as listed on lease agreement in file.

TRID 0089 Disclosed Finance Charge Must Be >= Actual Finance Charge - $35 - Lender did not include the Rent Schedule Fee in the Finance Charge Total. -- The disclosed finance charge ($xxx) is ($xxx) below the actual finance charge ($xxx). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $xxxbelow the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1) - 01/03/2024 - Initial compliance submission run with the incorrect fee naming, Rent Schedule Fee. Actual fee, Appraisal Fee for non-subject REO qualifying with rental income.

CR 0004 Fraud Alert on Credit Report not addressed - 1. xxx

2.(Escrow company) potentially on watch list.

 - 12/19/2024 - Recd updated fraud report, Part 1 of the exception no longer identified as a fraud finding and cleared comments captured for watch list match.

900001385	XXXX	Funded	1	1	1	1	Verified reserves - No reserves required, borrower is receiving $xxx or 5.65 months PITIA reserves in cash out proceeds.; Verified credit history - FICO 776, minimum required 680.;	TRID 0023 Last Loan Estimate Sent Method Not In Person and No Received Date - Missing the disclosure tracking for the latest issued LE. Document tracking is obscured. Unable to determine receipt to borrower. - 01/03/2025 - Recd disclosure tracking for latest issued LE.

APRV 0003 Missing Loan Approval Date - Missing lender approval, only the unsigned 1008 is in the file.  - 01/03/2025 - Recd conditional approval.

900001319	XXXX	Funded	2	1	2	1	Verified housing payment history - Borrower has 36 months of 0x30 mortgage history which exceeds minimum 24 months required.; Verified employment history - Borrower has been on current job xxx years.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

											- EV2/B Non-Material		APRV 0001 Missing Underwriter Loan Approval - Loan approval not in file. 1008 used for ratios. - 12/23/2024 - Recd UW Approval
900001322	XXXX	Funded	1	1	1	1				Low DTI - 37.27% DTI is below 45% maximum per guidelines.; Low LTV/CLTV/HCLTV - 69.61% CLTV is below 75% maximum per guidelines.;
900001351	XXXX	Approved	2	1	2	1	Verified employment history - Borrower has been on current job for xxx years.; Verified occupancy in subject property - Borrower has owned subject property xxx years.;	TRID 0148 LE or CD is Deficient - Escrow account section on final CD is incomplete. No reason given for not having an escrow account.

 - EV2 / B Non-Material

TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - CD xx/xx/xx 10.923%

CD xx/xx/xx 10.675%.

Reduction 0.248%. - EV2 / B Non-Material as the APR decreased which is a benefit to the borrower.	APRV 0003 Missing Loan Approval Date - Missing lender loan approval. Unable to verify approval dates or Correspondent Channel (Delegated or Non-Delegated) - 12/26/2024 - Recd underwriting decision.

DMND 0002 Payoff/Demand Statement has a discrepancy in the data - Authorization to close HELOC (creditor) was not executed by borrower. - 01/06/2025 - Recd borrower executed authorization to close the HELOC.

900001328	XXXX	Funded	1	1	1	1				Verified credit history - 781 Credit score exceeds minimum 680 required per guidelines.; Low DTI - 41.58% DTI is below 50% maximum per guidelines.;
900001420	XXXX	Funded	1	1	1	1	Low DTI - 34.17% DTI is below 50% maximum per guidelines.; Disposable Income - Borrowers have $xxx in disposable income.;	CRED 0093 Credit Documentation is Insufficient - Provide documentation of Solar expense as they are not disclosed on the 1003 or credit report. - 01/15/2025 - Recd solar power service agreement, 1008, and updated 1003. Change to the 1003 is not deemed material, thus no borrower signature required. Fixed solar payment includes guaranteed kWh output.

APRV 0003 Missing Loan Approval Date - Missing lender loan approval. - 01/06/2025 - Recd updated underwriting conditional approval.

900001340	XXXX	Funded	1	1	1	1				Verified employment history - Borrower has been employed with (Company) for xxx years as verified via The Work Number.; Verified reserves - File contains proof of 15 months of verified reserves when guidelines required 2 months.;
900001349	XXXX	Funded	2	2	1	1	Verified credit history - 784 Credit score exceeds minimum 680 per guidelines.; Disposable Income - Borrowers have $xxx in disposable income.;	PROP 0002 Property Type is prohibited - Subject property is rural property which requires approval prior to closing. Approved exception on page xxx. - Investor Acknowledged Exception	CRED 0091 Missing Tax Transcript(s) - Missing (most recent two years) Wage and Income transcripts for B1/B2. - 12/27/2024 - Recd B2 wage / 1099 transcripts for most recent two years. 1099 income is non-taxable, thus not reporting.

900001354	XXXX	Funded	1	1	1	1				Verified credit history - 779 Credit score exceeds minimum 680 score required per guidelines.; Low DTI - 33.70% DTI is below 50% maximum per guidelines.;
900001424	XXXX	Funded	1	1	1	1	Verified reserves - File contains proof of 36 months of verified reserves when guidelines require 2 months.; Verified housing payment history - 99+ months of mortgage history paid 0x30 verified on credit report for past 12 years.;	PROP 0003 Missing Required Property Inspection - NEW 1/14/2025 - Subject is located in a (government agency) declared disaster area. Missing Post disaster property inspection to confirm subject was not impacted. - 02/03/2025 - Recd PDI confirming no damage.

900001350	XXXX	Approved	1	1	1	1	Low LTV/CLTV/HCLTV - 51.709% CLTV is below 85% maximum per guidelines.; Verified housing payment history - Borrowers have verified mortgage history of 0x30 for 42 months which exceeds minimum 24 months per guidelines.;	RESPA 0029 Missing Homeownership Counseling Disclosure - Missing Homeownership Counseling Disclosure issued w/in 3 business days of the initial app date. - 12/26/2024 - Recd homeownership counseling organization list issued within 3 business days of the application date.

COMP 0035 Affiliated Business Disclosure Not Provided Within 3 Business Days of Application - Missing copy of initial ABD issued w/in 3 business days of the initial app date.  Initial ABD in file is dated (date). - Recd disclosure tracking evidencing that the ABD was sent to borrower in the initial disclosure package.

900001364	XXXX	Approved	1	1	1	1	Verified housing payment history - 86 months of mortgage history paid 0x30 on credit report since 05/2013.; Verified employment history - Borrower has been employed with (employer) for xxx years as verified via The Work Number. ;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - PC CD (date) disclosed Estimated Property Costs over Year 1 of $xxx. Review calculated $xxx (HOI $xxx/ Taxes $xxx). - 01/07/2025 - Exception is cleared with the attached posted response and copies of both insurance policies for subject property. Property costs match with both insurance policy premiums considered.

TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.   - File contains copies of the following for tolerance cure for fees over the legal limit: PCCD (date), LOE to borrower, refund check in the amount of $xxx, Stamped envelope addressed to borrower.  Since the refund was not sent via trackable delivery, lender to provide copy of cancelled check to verify borrower receipt OR a new refund will have to be issued and sent via trackable delivery. - 01/07/2025 - Per TRID Grid 4.0, Other than cures for material disclosure exceptions on loans subject to rescission which require evidence of consumer receipt, if the remediation was performed post closing and prior to the TPR file review, the TPR would not require proof of delivery of receipt.

--Tolerance violation is not considered material requiring rescission period to be reopened, thus evidence of delivery is not required as the cure was performed (date) prior to TPR review (date).

TRID 0123 Missing Evidence of Re-disclosure and a valid COC for the total amount of the 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.

900001370	XXXX	Funded	1	1	1	1				Verified reserves - 30 months of verified reserves when guidelines required 2 months; Low DTI - Low DTI of 28.99%.;
900001376	XXXX	Funded	2	2	1	1	Low DTI - 37.46% DTI is below 50% maximum per guidelines.; Disposable Income - Borrower has $xxx in disposable income.;	APRV 0010 Underwriting Loan Approval is Deficient - Approved DTI 34.55% / Review DTI 37.46%, variance > 3% due property costs on primary residence not considered. - EV2/B Non-Material, DTI < 50% Max Allowed.	APRV 0003 Missing Loan Approval Date - Missing lender loan approval. 1008 only in file pg xxx. - 12/26/2024 - Recd conditional loan approval.

DEED 0013 Missing Second Home Rider - Second Home Rider is not in file. - 12/26/2024 - Recd 2nd home rider.

900001383	XXXX	Approved	2	1	2	1	Verified employment history - Borrower has been employed with (present employer) for xxx years as verified per WVOE.; None - 45 months of verified mortgage payments on credit report over 3+ years.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations. - EV2/B Non-Material

TRID 0134 Missing E-Sign Disclosure - E-Sign Disclosure is not in file. - EV2/B Non-Material	TRID 0161 Missing Evidence of valid COC for interim disclosed Loan Estimate/Closing Disclosure. - Missing COC for addition of Loan Discount Fee of $750 on initial CD. - 01/06/2025 - Recd COC; value and rate changed, discount fee added and lender credit removed.

TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.   - Missing COC for removal of General Lender Credit of $xxx from the LE to the CD.  - 01/06/2025 - Recd COC; value and rate changed, discount fee added and lender credit removed.

COMP 0010 Missing Affiliated Business Disclosure - ABD is not in file. FACTs Disclosure is not in file. Providers are national level companies, did not test as affiliates. - 12/23/2024 - Recd lender attestation confirming missing ABD is due to no affiliated business relationships.

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - 1) Missing COC for the increase in loan discount from $750 to $1,125 on the initial CD pg 85.

2) Missing COC for decrease in loan discount on the CD dated xx/xx/xx to $xxx. (per discount point fee disclosure discount is bona fide)

 - 12/23/2024 - Finding cleared with COC for interim CD increasing the loan discount due to DTI > 45%.

900001387	XXXX	Funded	2	2	1	1				Verified employment history - Borrower has owned business for over xxx years.; Disposable Income - Borrower has $xxx in disposable income.;	CRED 0082 Income Documentation is Insufficient - Missing business narrative, required for bank statement loans. - EV2/B Investor Acknowledged Exception
900001355	XXXX	Funded	1	1	1	1				Verified credit history - 804 Credit score exceeds minimum 700 per guidelines.; Low LTV/CLTV/HCLTV - 58.52% CLTV exceeds maximum 80% per guidelines.;			APRV 0003 Missing Loan Approval Date - Missing lender approval, only the unsigned 1008 is in the file. - 12/24/2024 - Recd conditional loan approval.
900001393	XXXX	Funded	2	2	2	2	Established credit history - 774 Credit score exceeds minimum 680 required per guidelines.; Disposable Income - Borrower has $xxx in disposable income.;	CRED 0091 Missing Tax Transcript(s) - Missing tax transcripts for (most recent two years). - 01/23/2025 - Investor Acknowledged Exception

APPR 0030 Lender Review Variance is not within tolerance. - 1) AVM has a FSD core of .20 which exceeds the maximum allowed .10 per guidelines. Additional valuation supporting value is required.

2) Missing PCI indicating average condition or better. - 01/23/2025 - Investor Acknowledged Exception

TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - CD did not include the hazard insurance payment in the estimated property costs over year 1.

Property Costs:

$xxx Tax

$xxx Insurance

Total $xxx x 12 = $xxx Property Costs Over Year 1 - 01/08/2025 - Finding downgraded to EV2/B with attached cover letter addressed to borrower for PCCD presented xx/xx. US Mailbox Rule to be applied, no restitution required.

APRV 0010 Underwriting Loan Approval is Deficient - Review DTI 43.31% / Approved DTI 39.64%, variance > 3% due to insurance payment not considered in qualifying. - EV2/B Non-Material, Max Allowed 45%.	TXEQ 0023 Texas 50(a)(6) Loan Fees Exceed the Permissible Fee Limitation. - Fees exceed tolerance by $xxx. - 01/22/25 Discount verified as Bona Fide. System cleared upon resubmission excluding the bona fide discount of $xxx

TXEQ 0021 Missing Designation of Homestead - Missing Designation of Homestead. - 01/03/2025 - Designation of homestead is incorporated in the TX Home Equity Affidavit and Agreement.

TXEQ 0020 Missing TX Home Equity Acknowledgment Regarding Voluntary Repayment of Existing Debt - TX Home Equity Acknowledgment Regarding Voluntary Repayment of Existing Debt not in file.  - 01/03/2025 - Recd TX EQ Affidavit and Agreement, Section D.

TRID 0047 Document Intent to Proceed with the Transaction - Missing Intent to Proceed - 01/10/25 ITP received.

900001436	XXXX	Funded	2	2	2	1	Verified employment history - Borrower has been with current job at (employer) for xxx years.; Minimal outstanding debt - Borrower only has $xx in consumer debt after closing.;	CRED 0004 Back-end Ratio exception (DTI) - Borrower has a 716 credit score which does not meet the minimum 720 required for 50% DTI. 49.30% DTI exceeds maximum 45% per guidelines.

In addition the $xxx disposable income does not meet the minimum $xxx required for 50% DTI. - EV2/B Investor Acknowledged Exception

TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final CD dated (date) does not indicate if the borrower declined an escrow account or if the lender does not offer one.  - EV2/B Non-Material

CRED 0121 Loan disbursed prior to loan transaction date. - Final CD disbursement is listed as (date) and Interest From is listed as (date). Missing dry funding CD. - 01/13/2025 - Exception is downgraded to EV2/B with the attached PCCD, cover letter, refund check $xxx, with courier tracking receipt to evidence cure package is in transit within 60 days from discovery.

APPR 0044 HPML Appraisal Requirements are Not Met - Title XI compliance statement not included in the appraisal. - EV2/B Non-Material	COMP 0010 Missing Affiliated Business Disclosure - Missing affiliated business disclosure or lender attestation that there are no affiliated business relationships to disclose. - 12/30/2024 - Recd ABD.

PROP 0003 Missing Required Property Inspection - NEW 1/14/2025 - Subject is located in a FEMA declared disaster area. Missing Post disaster property inspection to confirm  subject was not impacted. - 01/31/2025 - Recd PDI confirming, "Property is in good condition. Free & clear of disaster related damage. Neighborhood is Free & Clear of disaster related damage. Subject's value and marketability are not affected by disaster."

CRED 0091 Missing Tax Transcript(s) - Missing wage transcripts for (employer) for (most recent two years).  - 12/30/2024 - Recd two years wage transcripts.

900001392	XXXX	Funded	2	2	1	1	Verified employment history - Borrower 1 has been on current job xxx years.; Low DTI - 28.45% DTI is below 50% maximum per guidelines.;	PROP 0002 Property Type is prohibited - Rural property requires prior approval before closing. File is missing evidence property was approved. - Investor Acknowledged Exception	APRV 0001 Missing Underwriter Loan Approval - Missing loan approval/underwriting decision. Only 1008 provided in file. - 12/30/2024 - Recd underwriting conditional approval.

TRID 0135 No proof borrower(s) can receive documents via the electronic method as intended - Missing eConsent.  - 12/27/2024 - Recd technology consent.

900001338	XXXX	Funded	1	1	1	1				Low DTI - 29.98% DTI is below 45% maximum per guidelines.; Disposable Income - Borrower has disposable income of $xxx.;
900001341	XXXX	Funded	1	1	1	1				Verified housing payment history - Borrowers have 48 months of 0x30 housing payment history which exceeds minimum 24 months required per guidelines.; Verified credit history - 787 Credit score exceeds minimum 720 required per guidelines.;
900001362	XXXX	Funded	1	1	1	1				Verified reserves - 15 months of verified reserves when guidelines required 2 months.; Verified housing payment history - 99+ months of verified mortgage history paid 0x30 with 19 years reported.;
900001363	XXXX	Approved	1	1	1	1	Verified reserves - 8 months of verified reserves when guidelines required 2 months.; None - 99+ months of verified mortgage history paid 0x30 reported over xxx years.;	TITL 0014 Title Policy - Schedule B Exception - Title to confirm Schedule B title exception #11 does not impact 2nd lien position. - 01/08/2025 - Recd confirmation from title that Schedule B title exception #11 does not impact 2nd lien position.

900001422	XXXX	Funded	2	1	2	1				Verified reserves - File contains proof of 17 months of reserves when guidelines required two months.; Verified employment history - Borrower has been employed for xxx years with (employer) per written VOE.;	TRID 0171 Missing valid Change of Circumstance(s) - Missing COC for LE (date). Loan amount increased, rate locked, appraisal fee added. - 01/23/2025 - EV2/B Recd PCCD, cover letter, refund check $xxx, and courier tracking receipt to evidence cure package is in transit to borrower within 60 days of consummation.
900001377	XXXX	Funded	1	1	1	1				Verified reserves - 36 months of verified reserves when guidelines required 2 months.; Verified employment history - Borrower has been employed with (employer) for xxx years as a (title) as verified per WVOE.;
900001352	XXXX	Funded	1	1	1	1				Verified reserves - 24 months of verified reserves when guidelines required 2 months.; Loan Term < or = 15 year - Low fixed rate 15 year amortization.;
900001365	XXXX	Funded	1	1	1	1				Verified occupancy in subject property - Borrowers have lived in and owned the subject property for xxx years per loan file documentation.; Verified housing payment history - xxx months of verified mortgage history paid 0x30 reported over xxx years.;
900001426	XXXX	Funded	2	1	2	1	Verified reserves - 69 months of verified reserves when guidelines require 2 months.; Verified occupancy in subject property - Per loan file documentation, borrower has lived in the subject property for xxx years.;	TRID 0148 LE or CD is Deficient - CD does not indicate whether an escrow account was declined or if lender did not offer one. - EV2/B Non-Material, 1st lien escrowed.	TITL 0013 Title Policy - Schedule A Exception - Addendum to title commitment is needed to correct vesting - borrowers spouse, (name) is deceased and needs to be removed from vesting. - 01/03/2025 - Recd confirmation for title agent that final title policy has not yet been issued and that there are requirements in place to remove deceased spouse from vesting.

CRED 0087 Tax Returns/Transcripts are Insufficient - Missing (most recent year) 1099 transcripts. - 01/27/2025 - Recd most recent year wage/1099 transcript.

900001388	XXXX	Funded	1	1	1	1				Verified reserves - 20 months of verified reserves when guidelines required 2 months.; Verified housing payment history - 99 months of mortgage history paid 0x30 reported over 14+ years per credit report.;
900001353	XXXX	Funded	1	1	1	1				Verified reserves - 26 months of verified reserves when guidelines required 2 months.; Low DTI - Low DTI of 34.22% (Max 45%).;
900001366	XXXX	Funded	2	1	2	1	Verified reserves - 29 months of verified reserves when guidelines required 2 months.; Verified employment history - Borrower has been employed with the State of xxx for xxx years per written VOE.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

											- EV2/B Non-Material
900001423	XXXX	Funded	1	1	1	1	Verified reserves - 12 months of verified reserves when lender guidelines required 2 months.; Verified occupancy in subject property - Borrower have lived in subject property for xxx years as verified per 1003 and CBR.;	TITL 0003 Title Issue affecting Lien Position - Credit report reflects an existing mortgage/possible second lien originated (date) with (creditor #) in original amount of $xxx/$xxx month. No evidence in file of satisfaction and it is not reflected on preliminary title. - 01/14/2025 - Recd billing statement with credit supplement, home improvement patio cover installment liability is not reflected on the title commitment.

TITL 0014 Title Policy - Schedule B Exception - Missing solar lease agreement. Only solar disclosure provided. - 01/24/2025 - Recd solar power purchase agreement.

NOTE: Roof is only warranted against leaks from the system installation for 10 years by installer. However, roof impacted by the system will be substantially returned to it's original condition upon removal of the system. Agency requirements met.

900001359	XXXX	Funded	1	1	1	1				Verified reserves - 10 months of verified reserves when guidelines required 2 months.; Verified housing payment history - 99 months of mortgage history paid 0x30 since xx/xxxx per CBR.;
900001367	XXXX	Approved	1	1	1	1	Verified reserves - 14 months of verified reserves when guidelines required 2 months.; Verified occupancy in subject property - Borrowers have occupied the subject property for xxx years per 1003.;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for initial CD for the added discount fee of $xxx and the removal of the lender credit of $xxx. - 01/06/2025 - Recd COC, appraisal value came in lower than expected.

900001369	XXXX	Funded	1	1	1	1				Verified employment history - Borrower 1 has been on current job xxx years on job.; Low DTI - 19.95% DTI is below 50% maximum per guidelines.;
900001371	XXXX	Funded	1	1	1	1				Verified reserves - 16 months of verified reserves when guidelines required 2 months.; Verified employment history - Borrower has been employed for xxx years with (employer) as a (title) per WVOE.;
900001372	XXXX	Approved	2	2	1	1				Verified employment history - Borrower has been on current job xxx years.; Verified housing payment history - Borrower has verified housing payment history of 0x30x58 which exceeds required 0x30x24 per guidelines.;	COND 0002 Condo Documentation is Insufficient - Missing required 1076 or condo project questionnaire as required on all attached condos. Only the FNMA PERS approval was provided in file. - Investor Acknowledged and Accepts PERS approval of Project in lieu of questionnaire.
900001378	XXXX	Funded	2	2	1	1				Verified reserves - 6 months of verified reserves when guidelines required 2 months.; Verified housing payment history - 99 months of housing payments paid 0x30 since xx/xxxx per CBR.;	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Missing corrected final 1003 with updates initialed/acknowledged by borrower. Declarations on both 1003s are marked as will not occupy as primary residence. - EV2/B Non-Material, Affidavit of Occupancy reflects primary which is supported by documentation in file.
900001379	XXXX	Funded	1	1	1	1				Verified reserves - 52 months of verified reserves when guidelines required 2 months.; Verified employment history - Borrower has been employed with (company) in (position) for xxx years.; Verified housing payment history - 95 months of verified mortgage history paid 0x30 since xx/xx.;
900001386	XXXX	Funded	1	1	1	1				Verified employment history - Borrower has been on current job xxx years.; Verified reserves - Borrower has 25.18 months reserves; guidelines do not require any reserves on this loan.;
900001356	XXXX	Funded	1	1	1	1				Verified reserves - 17 months of verified reserves when guidelines required 2 months.; Low DTI - Low DTI of 28.26%.;
900001358	XXXX	Approved	1	1	1	1	Verified reserves - 11 months of verified reserves when guidelines required 2 months.; Verified employment history - Borrower has been self employed and owner (business) as an (job title) for 10 years per (verification of self-employment).;	PROP 0013 Missing evidence of recorded Private Road Mainenance Agreement - Appraisal and title reflect the subject to be located on a private road. Appraiser did not address if the road was maintained by the HOA. Missing updated appraisal with comments addressing the road maintenance or a copy of Private Road Maintenance Agreement. - 01/06/2025 - TPR set in error. Refer to pg xxx, maintained by HOA.

900001427	XXXX	Funded	2	2	1	2	Low LTV/CLTV/HCLTV - 71.37% CLTV is less than the maximum 80% allowed per guidelines.; Verified credit history - 773 Credit score exceeds minimum 700 required per guidelines.;	CRED 0091 Missing Tax Transcript(s) - Missing required wage transcripts for (most recent two years) - Investor Acknowledged Exception - Comp Factors:

Full doc

784 FICO

$xxx LA

$xxx Value

71.45% CLTV

40.83% DTI

AVM 89% confidence/0.11 FSD

Paid as agreed mortgage history reporting on CR since (year)

PROP 0003 Missing Required Property Inspection - Missing required property inspection to confirm average or better property condition. - Investor Acknowledged Exception - Comp Factors:

Full doc

784 FICO

$xxx LA

$xxx Value

71.45% CLTV

40.83% DTI

AVM 89% confidence/0.11 FSD

Paid as agreed mortgage history reporting on CR since (year)	HCOST 0001 High Cost Failure - The loan fees ($xxx) exceed the (state) High Cost fee limit, which is ($xxx), the difference is ($xxx).

--Settlement agent to provide an explanation for what services are included in the funding fee to determine whether it should be included in the state high cost test. - 01/27/2025 - Recd breakdown of the funding fee: $xxx Notary, $xxx Settlement Services, and $xxx Copy Fee. High cost failure cleared upon compliance resubmission with breakdown applied.

900001406	XXXX	Approved	1	1	1	1				Verified reserves - 33 months of verified reserves when lender required 6 months.; Low DTI - Low DTI of 36.14%.;
900001419	XXXX	Funded	2	2	2	1	Verified credit history - 768 fico w/a minimum requirement of 680.; Low LTV/CLTV/HCLTV - 42.83% CLTV w/a max allowed of 85%.;	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - The APR (8.374) disclosed on the final CD (date) is less than the threshold allowed of (.125) disclosed APR (8.557) on the previous CD (date). - EV2/B Non-Material - APR decreased which is a benefit to the borrower.

CRED 0091 Missing Tax Transcript(s) - Missing Wage & Income transcripts for B1 as required per guidelines. - Investor Acknowledged Exception - Comp Factors:

Full doc

768/784 FICOs 2 borrowers

100K LA

$xxx Value

52.91% CLTV

48.56% DTI

Full Appraisal

Paid as agreed mortgage history reporting on CR since xxxx	FRAUD 0001 Fraud report alerts have not been addressed - Missing updated fraud report with all alerts sufficiently addressed. High fraud alerts not cleared. - 01/29/2025 - Recd documentation to address undisclosed-REO fraud finding. Watchlist alert does not match to the borrower. Secondary valuation obtained. All fraud findings satisfactorily addressed.

TRID 0130 Missing Intent to Proceed - Missing Intent to Proceed - 01/15/2025 - Recd documented intent to proceed date.

900001395	XXXX	Funded	2	2	1	1	Low DTI - Low DTI of 29.93%.; Verified employment history - B1 has been employed with MW Component/Ideal Fasteners as Sales Manager for 46 years per written VOE.;	CRED 0072 VVOE dated outside of required timeframe - VVOEs are not within 10 days prior to note date. VOEs are dated xx/xx/xx with note date of xx/xx/xx Subsequent VOEs performed 10 days after closing for each on xx/xx/xx. - EV2/B Non-Material Employment was verified prior to closing and post-closing VVOE confirmed borrowers were still employed.	COMP 0010 Missing Affiliated Business Disclosure - Missing Affiliated Business Disclosure for Agave Home Loans. Facts disclosures not located to verify if lender has affiliates.

 - 01/10/2025 - Lender confirms there are no affiliated business relationships to disclose, thus no ABD is required.

900001374	XXXX	Approved	1	1	1	1				Verified credit history - 740 Credit score exceeds minimum 700 score per guidelines.; Low DTI - 35.35% DTI is below 50% maximum per guidelines.;
900001389	XXXX	Approved	1	1	1	1				Low DTI - 33.33% DTI is below 45% maximum per guidelines.; Verified credit history - 773 Credit score exceeds minimum 700 required per guidelines.;			TRST 0003 Trust Agreement is Incomplete - REMOVE - 01/10/25 Trust Certification received (CA).
900001382	XXXX	Approved	1	1	1	1				Low DTI - 33.76% DTI is below 50% maximum per guidelines.; Disposable Income - Borrower has $xxx in disposable income.;
900001361	XXXX	Approved	1	1	1	1				Verified reserves - 47 months of verified reserves when guidelines required 2 months.; Verified employment history - Borrower has been employed with (present employer) for xxx years as (job title) per (voe).;			TRID 0148 LE or CD is Deficient - Initial CD is incomplete. Missing page xxx of xxx. - 01/08/2025 - Recd complete copy of the initial CD.
900001375	XXXX	Approved	1	1	1	1				Verified reserves - 40 Months of verified reserves when guidelines required 2 months.; Verified housing payment history - 99+ months of verified mortgage history paid 0x30 as verified on CBR since xx/xxxx.;
900001404	XXXX	Funded	1	1	1	1				Verified housing payment history - Borrower has 0x30x42 verified mortgage history which exceeds minimum 0x30x24 required per guidelines.; Low DTI - 31.83% DTI is below 45% maximum per guidelines.;			APRV 0003 Missing Loan Approval Date - Missing lender loan approval. - 01/14/2025 - Recd underwriting conditional approval.
900001421	XXXX	Funded	2	2	1	1	Verified housing payment history - Borrower has verified housing payment history of 0x30x72 which exceeds minimum 0x30x24 required.; Low DTI - 35.47% DTI is below 45% maximum per guidelines.;	CRED 0082 Income Documentation is Insufficient - File is missing required business narrative describing business and customer base. - EV2/B Investor Acknowledged Exception	HUD 0028 Loan Disbursement Date and Interest From on HUD do not match - Disbursement Date does not match Interest From Date on Final CD. Missing copy of the final settlement statement to confirm the actual disbursement date. - 01/10/2025 - Recd final settlement statement, disbursement date matches to the CD. 1 day per diem interest collected prior to disbursement is allowed in CA.

COMP 0010 Missing Affiliated Business Disclosure - Missing ABD and/or FACTS Disclosure for Broker. If broker has no affiliates an attestation may also be acceptable. (Lender has no affiliates. - 01/10/2025 - Recd signed attestation from lender of no affiliates.

900001425	XXXX	Funded	1	1	1	1	Verified reserves - 49 months of verified reserves when lender guidelines required 2 months.; Low DTI - Low DTI of 11.49%.;	PROP 0003 Missing Required Property Inspection - NEW 1/14/2025 - Subject is located in a FEMA declared disaster area. Missing Post disaster property inspection to confirm subject was not impacted. - 02/04/2025 - Investor accepts the PDI presented that confirms no damage to subject or the neighborhood.

APRV 0010 Underwriting Loan Approval is Deficient - Missing updated 1008.  File contains conflicting evidence regarding ownership of (company).  CPA letter states B1 owns 100%. 1003 shows each own more than 25% with income distributed 50/50 as does the final 1008. No evidence of ownership for B2 documented in the loan file. Review included all income under B1.   - 01/22/2025 - Exception is cleared with the attached underwriting decision.

900001432	XXXX	Funded	2	1	2	1				Verified employment history - Borrower has been on current job xxx years.; Low DTI - 27.55% DTI is below 50% maximum per guidelines.;	COMP 0027 Zero Tolerance Fee Violation - Missing valid COC for added Appraisal Fee of $xxx on CD (date). COC (date) does not list any change in circumstance and also does not mention the appraisal fee. No terms were changed and Appraisal was received effective (date). - 01/28/2025 - EV2/B Courier tracking confirms delivery to borrower of the cure package within 60days from consummation.
900001398	XXXX	Approved	1	1	1	1				Verified credit history - 797 Credit score exceeds minimum 700 required per guidelines.; Low DTI - 35.45% DTI is below 45% maximum per guidelines.;
900001414	XXXX	Funded	1	1	1	1				Verified reserves - 18 months of verified reserves when guidelines required 2 months.; Verified housing payment history - 99+ months of verified mortgage history paid 0x30 on CBR.;			APP 0004 Initial 1003 Application is Incomplete - Missing initial application signed by B1. - 01/15/2025 - Recd B1 executed initial 1003.
900001409	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - 52.59% CLTV w/a max allowed of 85%.; Verified credit history - 785 Fico w/a minimum requirement of 680.;			APRV 0003 Missing Loan Approval Date - Missing lender loan approval. - 01/15/2025 - Recd underwriting decision.
900001410	XXXX	Funded	1	1	1	1				Verified reserves - 21 months of verified reserves when guidelines required 2 months.; Low DTI - Low DTI of 6.17%%.;
900001411	XXXX	Approved	1	1	1	1				Verified reserves - 24 months of verified reserves when guidelines required 2 months.; Low DTI - Low DTI of 24.95%.;
900001435	XXXX	Funded	2	2	1	1	Verified credit history - 790 fico w/a minimum requirement of 700; Low DTI - 27.48% w/a max allowed of 45%.;	CRED 0082 Income Documentation is Insufficient - Missing a signed written business narrative which includes the following:

1) Description of business operation,

2) Primary products and or services

3) Who is the customer base

3) Number of full-time employees,

4) Any other information that would help determine eligible deposits. - 01/24/2025 - Investor Acknowledged Exception.	APRV 0010 Underwriting Loan Approval is Deficient - Missing corrected 1008. Final 1008 reflects DTI of 15.58%. 1008 expenses do not include the expenses for (reo). Review included total payment of $xxx ( HOA $xxx/ 1st $xxx/ Proposed 2nd $xxx) Review DTI 27.48%. - 01/15/2025 - Recd updated 1008, 27.45% DTI.

COND 0002 Condo Documentation is Insufficient - Missing project questionnaire and all required documentation for (condo project). - 01/17/2025 - Recd lender project approval, condo questionnaire, eoi, and rce.

INS 0001 Missing Sufficient Evidence of Insurance - Missing master insurance policies for (condo project). - 01/17/2025 - Recd condo insurance policies.

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing acceptable COC for CD (date) reflecting increasing in loan discount of $xxx. COC in file does not state a reason for change. - 01/16/2025 - Recd lock confirmation reflecting pricing change for 5 day extension.

900001415	XXXX	Funded	2	2	1	1	Verified credit history - 704 fico w/a minimum requirement of 680.; Verified employment history - Per the CPA letter, the borrower's business has been in existence for at least xxx years.;	CRED 0004 Back-end Ratio exception (DTI) - Approved DTI 36.25%, Review DTI 42.86%. DTI variance greater than 3% from approved ratio. The reason for the variance is the reviewer using stated income from the initial 1003, which is lower than the calculated income and per guidelines should be used in this scenario., Compensating Factors: - EV2/B Review DTI is 42.86% with a max allowed of 45%.Verified employment history

CRED 0006 Missing Employment doc (VVOE) - Missing verification of the existence of the borrower's business within 30 calendar days prior to the note date xx/xx/xx.  File includes a CPA letter dated xx/xx/xx and a printout of the borrower's website dated xx/xx/xx, but nothing within 30 days of xx/xx/xx. - EV2/B Investor Acknowledged Exception

											CRED 0082 Income Documentation is Insufficient - Missing business narrative as required per guidelines. - EV2/B Investor Acknowledged Exception
900001447	XXXX	Approved	1	1	1	1	Verified employment history - VOEs confirm xxx + years employment with present employer for B1 and xxx years employment with present employer for B2.; Verified housing payment history - Credit report confirms satisfactory mortgage rating of 32 months on existing 2nd second and 37 months on fist lien.;	CRED 0104 Missing Letter of Explanation - Missing LOE credit inquiry completed xx/xx by (company), as per fraud report. Credit report in file is dated xx/xx, but was not completed by (company). - 02/05/2025 - Exception is cleared with the attached news release confirming (company) is a subsidiary of (parent company), which is the vendor that pulled the credit report for lender.

TITL 0014 Title Policy - Schedule B Exception - Missing final title policy confirming:

1) UCC financing statement is not on title, as per lender request. No UCC termination in file. UCC in file. Borrower is financing solar equipment, (company). Only installation agreement provided. Missing solar agreement to very terms.

2) (company) was released. First lien, (company).

 - 01/22/2025 - Recd final title, no UCC filing reported. Credit report confirms 1st lien was transferred.

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing tax cert for subject property reflecting annual taxes of $xxx, as disclosed to borrower and considered in qualifying. All documentation in file indicates taxes are paid annually with xxxx due of $xxxx. - 01/17/2025 - "Per the county annual taxes are $xxx annually. It appears the underwriter doubled the taxes and used a more conservative approach. Please see the tax bill from the county. Please accept. Thank you."

--Lender calculation is more conservative than using the actual documented tax.

COMP 0036 Affiliated Business Disclosure Is Not Executed - Unable to determine if the borrower/s were provided a copy of the ABD disclosure at application. Privacy disclosure is not in file, thus review is unable to confirm if there are any affiliated business relationships to disclose. - 01/15/2025 - "...A review of their website shows that they do not have any affiliated relationships. In addition, at the time that Plaza approves any correspondent to sell us loan. Plaza does a full vetting of each company, including a review of their financials. Based on our vetting done on Mortgage One Solutions, they do not have an affiliated relationship."

900001449	XXXX	Approved	2	1	2	1				Low LTV/CLTV/HCLTV - 33.11% CLTV w/a max allowed of 85%.; Verified credit history - 702 fico w/a minimum requirement of 680.; Low DTI - 38.13% DTI w/a max allowed of 45%.;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Final CD (date) disclosed Estimated Property Costs over Year 1 of $xxx. Review calculated $xxx. (HOI $xxx/ Taxes $xxx) - 01/28/2025 - EV2/B Recd cover letter to correspond with PCCD that was previously presented xx/xx.		CRED 0082 Income Documentation is Insufficient - Missing (year) Wage & income transcript. Only the (year) 1099 and transcript was provided. - 01/27/2025 - Recd (year) transcript.
900001401	XXXX	Funded	1	1	1	1				Verified reserves - 56 months of verified reserves when guidelines required 2 months.; Verified employment history - Borrower has been employed in the US Air Force for 16 years as verified per written SCRA.;
900001405	XXXX	Funded	1	1	1	1				Verified reserves - 20 months of verified reserves when guidelines required 2 months.; Verified employment history - Borrower has been employed with (company) as a (title) for xxx years as verified per The Work Number.;
900001429	XXXX	Funded	2	1	2	1				Verified reserves - 42 months of verifired reserves when guidelines required 2 months.; Low DTI - Low DTI of 28.14%.; Verified employment history - Borrower has been self employed owner of (business) for xxx years as verified per license. ;	TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - COC for CD (date) does not give a reason for an increase in Recording Fees. Lender credits did not increase and were not stated as being for fee tolerance specifically. - 01/27/2025 - EV2/B Recd PCCD, cover letter, refund check $xxx, and courier receipt to evidence cure package is in transit to borrower within 60 days of consummation.
900001399	XXXX	Funded	1	1	1	1				Verified reserves - 15 months of verified reserves when guidelines required 2 months.; Verified employment history - B2 has been (title) of (company for xxx years per SOS.;
900001402	XXXX	Funded	2	2	2	1	Verified employment history - B2 has been employed with present employer for xxx years per WVOE.; Verified housing payment history - 96 months of mortgage history paid 0x30 per CBR.;	CRED 0003 Credit Score (FICO) exception - B2 is the primary wage earner and middle credit score of 675 < 680 Min Required for LTV up to 75%. Per guidelines, Primary wage earner representative score is used to qualify. - Investor Acknowledged Exception.

TRID 0137 Cannot Reconcile LE / CD Versioning - Loan Disclosures / Escrows section of Final CD does not indicate if the borrower declined an escrow account or if the lender does not offer one. - EV2/B Non-Material	DEED 0021 Missing Legal Description on Mortgage/DOT - Legal Description is not attached to or contained within mortgage. Legal from Preliminary title page xxx. - 01/17/2025 - Recd copy of the recorded DOT that includes Exhibit A.

900001412	XXXX	Funded	2	2	1	1				Verified reserves - 28 months of verified reserves when guidelines required 2 months.; Verified employment history - B1 has been employed as (title) with (employer) for xxx years per The Work Number.;	CRED 0004 Back-end Ratio exception (DTI) - Review DTI 36.45% / Approved DTI 40.74%, variance > 3%. DTI included first lien mortgage payment on subject property for non-subject REO. - EV2/B Non-Material (Max DTI 45%)
900001413	XXXX	Funded	1	1	1	1				None - 27 months of verified reserves when guidelines required 2 months.; Loan Term < or = 15 year - Low 15 year fixed rate amortization.;
900001445	XXXX	Funded	2	2	2	1	Verified credit history - 767 Credit score exceeds minimum 680 required per guidelines.; Low DTI - 34.20% DTI is below 45% maximum per guidelines.;	CRED 0082 Income Documentation is Insufficient - B2 income documentation for present employment (employer) is insufficient. WVOE completed xx/xx/xx reflects borrower to be (title) with start date of xx/xx/xx. WVOE reflects annual salary of $xxx or $xxx month with YTD wages of $xxx. Only one paycheck provided which is dated xx/xx/xx for $xxx. Pay stub reflects no withholdings. File contains Post closing LOE from employer dated xx/xx/xx. No full pay stubs documentation 30 days income obtained prior to closing. It is additionally noted that there were xxx prior jobs but none were as (occupation). No explanation or sufficient documentation as to the transition from (occupation) to (occupation) with no (industry) experience. - 02/14/25 LOE from borrower explaining career change received with 2 additional pay stubs date ending xx/xx/xx and xx/xx/xx. Per pay stubs borrower is earning a base salary of $xxx per yr/ $xxx per mth which was supported by the year end pay stub dated xx/xx/xx. Income is higher than the qualifying income of $xxx/$xxx/yr. Because supporting documentation was obtained post consummation finding will be an EV2/B.

TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Missing valid COC for the addition of the $xxx appraisal fee on the xx/xx/xx.--A Lender Credit for Excess Charges of ($0.00), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($26.70) were applied to the total fee variance of ($xxx) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. - EV2/B Post closing Corrective action. File contains PC CD, LOE to borrower and copy of refund check to the borrower for the added appraisal fee of $xxx.	INS 0001 Missing Sufficient Evidence of Insurance - The hazard insurance in the file expired xx/xx/xx, two weeks after closing. Missing copy of the renewal policy. - 01/22/2025 - Recd hazard insurance renewal.

900001400	XXXX	Funded	1	1	1	1				Verified housing payment history - Borrower has 0x30 mortgage history for 55 months. Minimum required is 0x30 for 24 months.; Low DTI - 33.46% DTI is below 45% maximum per guidelines.;
900001407	XXXX	Funded	1	1	1	1				Verified housing payment history - Borrowers have verified housing history of 0x30x90 which exceeds minimum required 0x30x24.; Low DTI - 37.59% DTI is below 50% maximum per guidelines.;
900001437	XXXX	Funded	1	1	1	1	Low DTI - 26.77% DTI is below 45% maximum per guidelines.; Disposable Income - Borrowers have $xxx in disposable income.;	NOTE 0059 NMLS IDs do not match - Note and Mortgage are missing NMLS ID for lender, Plaza Home Mortgage. - 02/06/25 Email received from legal counsel confirming NMLS ID for wholesale lender is not required in pursuant to 1026.35(g).

APPR 0076 Appraisal Discrepancy  - Unable to verify bedroom or bathroom count for property. Information is not disclosed on the AVM, PCR, or the PDR. - 1/28/2025 - TPR ordered drive by BPO containing the information.

900001446	XXXX	Funded	2	1	2	1				Verified employment history - Borrower 1 has been on current jobs for xxx years and second job for xxx years.; Disposable Income - Borrowers have $xxx in disposable income.;	TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure. - Missing COC for $xxx increase in recording fees on final CD (date). - 02/07/2025 - EV2/B Recd courier tracking to evidence cure package (xx/xx) is in transit to borrower within 60 days of consummation.		CRED 0091 Missing Tax Transcript(s) - Missing wage earner transcript for Borrower 1 (employer) income. - 01/23/2025 - Exception is cleared with the attached most recent two years transcripts for B2.
900001448	XXXX	Funded	2	1	2	1	Verified employment history - B1 VOE confirms xxx years employment with present employer.; Verified housing payment history - Credit report confirms 37 months satisfactory mortgage rating on 1st lien. 8 months satisfactory mortgage rating reported on existing second lien.; Verified credit history - Middle credit scores 751 > 680 minimum required.; Low LTV/CLTV/HCLTV - 71.86% CLTV < 85% max allowed.;	TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Missing COC for increase in Recording Fee on CD (date). - 02/06/2025 - Recd cover letter, PCCD, refund check of $xxx, and courier receipt to evidence of delivery to borrower completed within 60 days of consummation. Note: Lender paid recording fee increased from $xxx to $xxx to match the settlement statement.	FEMA 0001 Property Inspection Date is prior to disaster declaration begin date - Property is located in a (government agency) declared disaster area due to CA wildfires, (date). Missing post-disaster inspection report. - 02/03/2025 - Recd PDI, "Free & clear of disaster related damage. Value and marketability have not been affected."

CRED 0001 Unacceptable Mortgage History - Timeshare mortgage is reporting 1x30 in (date). Guideline requires 0x30x24 on all borrowers mortgages.  - 01/28/2025 - Investor defers to fnma, timeshare accounts identified as mortgage tradelines are not required to meet the requirements, and are considered to be installment accounts.

900001403	XXXX	Funded	1	1	1	1				Verified occupancy in subject property - Borrowers have occupied and owned the subject property for xxx years. ; Verified employment history - Borrower has been employed with (employer) as (title) for xxx years as verified per The Work Number.;
900001492	XXXX	Funded	1	1	1	1	Verified reserves - 15 months of verified reserves when guidelines required 2 months.; Verified occupancy in subject property - Borrower has owned and occupied the subject property as primary residence for xxx years.;	TITL 0003 Title Issue affecting Lien Position - Missing documentation to verify hospital lien filed (date) in favor of (medical facility) has been satisfied or subordinated. (Schedule C Item #7) - 01/30/2025 - Recd email form title, I reviewed the lien and confirmed it is a lien against a protentional claim if there is a settlement. It is not against the borrower and ahs been removed". Title commitment with hospital lien removed was previously presented xx/xx.

TRID 0137 Cannot Reconcile LE /  CD Versioning  - LE data in the Calculating Cash to Close tables of all the CDs differs from last LE in file issued (date). File may be missing an interim LE. (2 LEs in file). - 02/21/2025 - Finding is cleared with the attached lender attestation confirming only one LE was issued (date).

900001408	XXXX	Funded	2	2	1	1				Verified occupancy in subject property - Borrower has owned and occupied the subject property for xxx years.; Verified credit history - 697 fico w/a minimum requirement of 680.; Low LTV/CLTV/HCLTV - 62.71% CLTV w/a max allowed of 75%.;	GIDE 0001 Guideline Exception(s) - Borrowers on first mortgage are not the same as on the subject second as required by the guidelines. Investor acknowledged exception in file. - Investor Acknowledged Exception.
900001456	XXXX	Approved	2	1	2	1	Verified reserves - 13 months of verified reserves when guidelines required 2 months.; Verified employment history - Borrower has been employed for (employer) for xxx years as a (occupation) per (voe).;	TRID 0171 Missing valid Change of Circumstance(s) - Missing valid COC for LE (date). COC says additional settlement servicer and addition of AVM fee. No change to settlement costs, and no explanation of what circumstance changed causing AVM fee. No fee tolerance exception. - 02/05/2025 (TRID 0152) EV2/B - Recd courier tracking evidencing cure package in transit to borrower within 60 days of consummation. Cure package was previously presented xx/xx ROR 0009.

TRID 0152 Fee Naming Convention is inconsistent and/or does not meet the Clear and Conspicuous standard (12 CFR 1026.38(h)(4)) - Final CD, shows Appraisal Fee paid prior to close for $xxx, paid to "Appraiser." CD does not disclose name of payee, and file has no appraisal. Separate AVM fee was charged at closing. - 02/05/2025 - EV2/B Attached courier tracking evidences cure package is in transit to borrower within 60 days of consummation. Cure package was previously presented xx/xx ROR 0009.	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - ROR shows an expiration (date). Final CD signed at closing shows a disbursement (date). Earliest valid disbursement (date) - 02/05/2025 - Recd settlement statement to support re-disclosed disbursement date.

DEED 0021 Missing Legal Description on Mortgage/DOT - Legal description is missing from Mortgage. - 01/27/2025 - Recd DOT with legal description.

900001440	XXXX	Funded	1	1	1	1	Verified reserves - 31 months of verified reserves when guidelines required 2 months.; Verified employment history - Borrower has been self-employed owner of (business) for xxx years per CPA letter.;	NOTE 0059 NMLS IDs do not match - NMLS ID for (lender) is missing from Note and Mortgage. - 02/06/25 Email received from legal counsel confirming NMLS ID for wholesale lender is not required in pursuant to 1026.35(g).

900001453	XXXX	Funded	1	1	1	1	Verified credit history - 716 Fico w/a minimum requirement of 700. ; Verified reserves - 9.45 mths reserves verified w/cash out proceeds w/a minimum requirement of 2 mths.;	APRV 0010 Underwriting Loan Approval is Deficient - TX(50)(a)(6) Violation -Lender Loan approval reflects the requirement to repay debts other than existing debt that is secured by the subject property. Approval reflects that the following debts were to be paid at closing. Lender approved DTI 42.061%. DTI with the payments included exceeds 56% with a max allowed by the guideline of 45%. - 01/27/2025 - TPR set in error.

Provision for (State) Constitution - the owner of the homestead is not required to apply the proceeds of the extension of credit to repay another debt except debt secured by the homestead or debt to another lender.

-- Debt paid to another lender.

TRID 0137 Cannot Reconcile LE /  CD Versioning  - Loan Estimate Calculating cash to close on all CDs do not match LE in file (date). Possible missing disclosure(s) - 02/13/2025 - Attached disclosure tracking confirms no re-disclosed LEs.

TRID 0148 LE or CD is Deficient - Final CD (date) reflects an issue (date) but is esigned by the borrower(s) (date). -Last Closing Disclosure Received Date (date) earlier than the Last Closing Disclosure Date Issued (date). Review cannot perform a Regulation Z business day disclosure waiting period review without accurate dates. (12 CFR 1026.17(f); 1026.37; 1026.19(f); 1026.22(a)(2)) - 01/27/2025 - Recd final CD wet-signed by the borrower at closing.

900001458	XXXX	Funded	1	1	1	1	Verified employment history - VOE confirms xxx years employment with present employer.; Verified housing payment history - Credit report confirms 52 months satisfactory mortgage rating.; Verified credit history - Credit score 771 > 680 minimum required.;	TITL 0013 Title Policy - Schedule A Exception - Missing updated title commitment reflecting the correct loan amount. Title commitment in file reflects a loan amount of $xxx. - 02/07/2025 - Recd title commitment with proposed amount of insurance $xxx.

FEMA 0001 Property Inspection Date is prior to disaster declaration begin date - Subject is located in a (government agency) declared disaster area due to CA wildfires (date). Missing post-disaster property inspection to confirm no damage to property was sustained from the wildfires. - 01/31/2025 - Recd PDI confirming, "The subject and neighborhood properties are free and clear of disaster related damage. The disaster has had no effect on the subject's marketability."

900001465	XXXX	Funded	1	1	1	1	Verified credit history - Credit report confirms 36 months satisfactory mortgage rating.; Verified credit history - Middle credit score 726 > 680 minimum required.; Low LTV/CLTV/HCLTV - 60.55% CLTV < 85% max allowed.;	TRID 0148 LE or CD is Deficient - UPDATED 2/3: Missing clarification why the title company is retaining a recording fee of $xxx, and verification of what service the fee of $xxx is for (e.g. doc prep, recording service fee).

Recording fees are paid to government offices, however the settlement statement breakdown reflects $xxx paid to the county with $xxx paid to the title company for the mortgage cap affidavit. The mortgage cap affidavit is required to be affixed to the mortgage citing the max recording fee allowed of $xxx.

ORIGINAL EXCEPTION: Final CD on page 42 sections E for Mortgage recording fees does not balance. Fee named is Mortgage for $xxx. Fee charged is $xxx.  - 02/04/2025 - Recd updated settlement statement and refund check to borrower in the amount of $xxx issued by the settlement agent.

APRV 0003 Missing Loan Approval Date - Missing underwriting decision with loan approval date.  - 01/27/2025 - Recd conditional approval.

CRED 0089 Missing Required Fraud Tool - Fraud report score is 0 / Auto Refer. Missing updated fraud report with all fraud findings satisfactorily addressed. - 02/10/2025 - Recd rescored fraud report, 1000/Pass.

900001470	XXXX	Approved	1	1	1	1	Verified housing payment history - Borrower has verified mortgage history of 0x30x78 which exceeds minimum 0x30x24 required per guidelines.; Low DTI - 24.89% DTI is below maximum 45% allowed per guidelines.;	CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing subject tax cert to validate taxes of $xxx used to qualify per the 1008. - 01/28/2025 - Recd tax cert.

NOTE 0059 NMLS IDs do not match - Note and Mortgage are missing NMLS for lender, Plaza Home Mortgage. - 02/06/25 Email received from legal counsel confirming NMLS ID for wholesale lender is not required in pursuant to 1026.35(g).

900001521	XXXX	Funded	2	2	2	1	Verified housing payment history - Borrowers have verified housing history of 0x30x40 which exceeds minimum required 0x30x24.; Disposable Income - Borrowers have $xxx in verified disposable income.;	TRID 0089 Disclosed Finance Charge Must Be >= Actual Finance Charge - $35 - The disclosed finance charge ($xxx) is ($xxx) below the actual finance charge ($xxx). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $xxx below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1). It is noted that the lender's compliance report in file dated xx/xx/xx Version 33 reflects a disclosed finance charge of $xxx. Final CD xx/xx/xx pg xxx. - EV2/B Post-Closing Corrective Action.

HCOST 0001 High Cost Failure - The loan fees ($xxx) exceed the (state) High Cost fee limit, which is ($xxx), the difference is ($xxx). - 02/27/2025 Finding is downgraded to EV2/B with PCCD, cover letter, refund check $xxx and courier receipt to evidence delivery to borrower was completed within 45 days of closing (REFER TRID 0089 xx/xx/xx)

CRED 0004 Back-end Ratio exception (DTI) - Review 51.01% DTI exceeds maximum 45% per guidelines. Variance is due to lender using positive rental income of $xxx to qualify for xxxx REO. Review calculated loss of -$xxx.  Review utilized 2 yrs tax returns as per the guideline "Other Types of Income" section.  It is noted that there were leases in the file for Floor xxx and Apartment xxx total which totaled $xxx. It is unknown where lender of $xxx was obtained. - EV2/B Investor Acknowledged Exception. Final DTI with auto payment excluded 48.99%.

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for re-added application on final CD issued xx/xx. - 02/07/2025 Attached is a PCCD with refund to Borrower of $xxx to Borrower that should clear this finding. Thank you	APRV 0010 Underwriting Loan Approval is Deficient - 1. Loan amount on approval is $xxx; loan closed at $xxx.

2. Interest rate on approval is 10.75%. Subject closed at 9.75%. - 02/12/2025 Finding is cleared with the attached Loan Approval Conditions.

900001433	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - 51.77% CLTV is less than 75% maximum per guidelines.; Verified ownership of subject property - Borrower has been in subject property for xxx years.;
900001459	XXXX	Funded	2	1	2	1	Low DTI - 43.57% DTI is below 50% maximum per guidelines.; Disposable Income - Borrower has $xxxx in disposable income.;	HUD 0028 Loan Disbursement Date and Interest From on HUD do not match - Disbursement date listed on CD (date), calculated interest (date). - EV2/B Recd cover letter, PCCD with 1 day per diem interest refunded to borrower, and refund check. Disbursement (date) with interest paid from (date). Disbursement per settlement stated (date) with interest paid from (date). (State) per diem interest rule states that borrowers cannot be charged interest for more than one day before the loan proceeds are disbursed. Discrepancy due to difference between anticipated vs actual disbursement date.	APRV 0003 Missing Loan Approval Date - Missing lender loan approval. - 02/10/2025 - Recd underwriting conditional approval.

FEMA 0001 Property Inspection Date is prior to disaster declaration begin date - Subject is located in a (government agency) declared disaster area. Missing PDI confirming no damage to property. - 01/30/2025 - Recd PDI, no damage noted to subject nor in immediate neighborhood and no damage noted in expanded market area.

900001441	XXXX	Funded	1	1	1	1				Verified employment history - Borrower has been on current job xxx years.; Low DTI - 32.74% DTI is below 45% maximum per guidelines.;
900001464	XXXX	Approved	1	1	1	1	Verified housing payment history - Borrower has 0x30x62 verified payment history which exceeds minimum 0x30x24 required per guidelines.; Low LTV/CLTV/HCLTV - 53.77% CLTV is below maximum 75% allowed per guidelines.;	TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Missing valid COC for addition of Broker compensation of $xxx and an additional verification fee of $xxx on CD issued (date). COC (date) says compensation basis change, but does not describe what circumstance changed from prior disclosure to cause a compensation basis change. COC (date) says add verification fee to broker, but does not explain what circumstance changed to incur this additional verification fee. -- A Lender Credit for Excess Charges of ($0.00), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($xxx) were applied to the total fee variance of ($xxx) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. - 2/7/2025: Received explanation that borrower requested compensation change. Discount points wee removed and broker comp was added. Exception cleared.

900001522	XXXX	Funded	2	2	2	1	Verified ownership of subject property; Verified housing payment history;	APRV 0010 Underwriting Loan Approval is Deficient

											TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure		APRV 0003 Missing Loan Approval Date
900001431	XXXX	Funded	1	1	1	1				Verified employment history - Borrower has owned current business xxx years.; Low DTI - 30.99% DTI is below 45% maximum per guidelines.;
900001457	XXXX	Funded	1	1	1	1	Low DTI - 19.33% DTI w/a max allowed of 45%.; Verified credit history - 764 fico w/a minimum requirement of 680.;	TITL 0013 Title Policy - Schedule A Exception - Schedule A #4 Vesting states subject to possible xxxx. Missing updated title or copy of final title policy to verify no undisclosed xxxx. (No xxxx indicated on 1003 or fraud report) - 02/10/2025 - Recd email correspondence from title to evidence condition for possible bankruptcy was cleared with lender provided SSN.

900001438	XXXX	Funded	1	1	1	1	Verified credit history - 782 Credit score exceeds minimum 700 score per guidelines.; Low DTI - 33.36% DTI is below 50% maximum per guidelines.;	NOTE 0059 NMLS IDs do not match - Note and Mortgage are missing NMLS for (lender). - 02/06/25 Email received from legal counsel confirming NMLS ID for wholesale lender is not required in pursuant to 1026.35(g).

900001475	XXXX	Approved	2	2	1	1	Low DTI - 34.57% DTI is below 45% maximum per guidelines.; Verified employment history - Borrower 1 has been on current job xxx years.;	APRV 0010 Underwriting Loan Approval is Deficient - Review DTI 34.57% / Approved DTI 38.79%, variance > 3% tolerance. Approved DTI double counted property costs that are escrowed with first lien payment. - EV2/B Non-Material, Max allowed 45%.	PROP 0003 Missing Required Property Inspection - Missing required Property Condition Report to confirm no subject property damage. Only AVM provided. - 02/06/2025 - Recd PDI reflecting, There is no indication of any damage in the neighborhood as a result of a natural disaster.

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for CD (date) for the increase in the credit report and verification fees. - 02/05/2025 - Recd COC for final CD, reverification of employment and credit rescore required.

900001455	XXXX	Approved	1	1	1	1				Low LTV/CLTV/HCLTV - 58.38% CLTV is below 75% maximum per guidelines.; Low DTI - 39.12% DTI is below 45% maximum per guidelines.;			CRED 0072 VVOE dated outside of required timeframe - VVOE is (date), note date is (date). - 02/05/2025 - Recd VVOE dated current year.
900001523	XXXX	Funded	2	1	2	1				Low LTV/CLTV/HCLTV - 49.17% CLTV is below 80% maximum per guidelines.; Verified ownership of subject property - Borrower has owned subject property xxx years.;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing valid COC for increase to the appraisal fee for $xxx to $xxx. -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent (date): Appraisal Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - 02/13/2025 - EV2/B Recd PCCD, refund check $xxx, cover letter, and courier tracking receipt to evidence delivery to borrower was completed within 60 days from consummation.
900001428	XXXX	Funded	1	1	1	1				Verified credit history - 737 Credit score exceeds minimum 700 required per guidelines.; Verified housing payment history - Borrower has verified mortgage history of 0x30x39 which exceeds minimum required 0x30x24 per guidelines.;
900001430	XXXX	Funded	1	1	1	1				Verified housing payment history - Borrower has verified mortgage history of 0x30x44 which exceeds minimum 0x30x24 required by guidelines.; Low DTI - 18.03% DTI is below 50% maximum per guidelines.;
900001463	XXXX	Funded	2	2	1	1	Verified housing payment history - Credit report confirms 90 months satisfactory mortgage rating.; Verified credit history - 742/755 middle credit scores with no history of delinquency reported. Minimum credit score required 680.;	CRED 0084 Income Calculation Discrepancy - Review DTI 41.77% / Approved DTI 34.76%, variance > 3%. Review calculated income based on the YTD average, which is the most conservative approach. - EV2/B Non-Material, Max DTI allowed 45%.	APRV 0001 Missing Underwriter Loan Approval - Missing underwriting decision/loan approval. - 02/05/2025 - Recd underwriting conditional approval.

COMP 0047 File Documentation is Incomplete (Compliance) - Missing copy of the borrowers valid government issued IDs. IDs in file are expired. - 02/06/2025 - Recd copies of the borrowers valid government issued IDs.

CRED 0082 Income Documentation is Insufficient - Missing B1 employer verification of scheduled hours worked. Borrowers hours fluctuate week to week. - 02/07/2025 - Recd post-consummation WVOE confirming scheduled hours of 40 hours per week.

APPR 0002 Appraisal is Incomplete - Appraiser noted that the water heater does not have seismic straps but does not state whether they are required. - 02/06/2025 - TPR set in error. Appraiser noted water heater does have seismic straps.

900001439	XXXX	Funded	2	1	2	1	Verified employment history - Borrower 1 has been on current job xxx years, Borrower 2 has been on current job xxx years.; Low DTI - 30.26% DTI is below 50% maximum per guidelines.;	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - CD Initial APR 10.622% / CD Interim APR 9.827%, variance > 0.125% less than 3 business days prior to closing.

											- EV2/B Non-Material - Decrease to borrower is deemed to be a benefit to borrower.
900001443	XXXX	Funded	2	1	2	1				Verified credit history - 757 Credit score exceeds minimum 680 required per guidelines.; Low LTV/CLTV/HCLTV - 58.92% CLTV is below maximum 85% allowed per guidelines.;	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - APR decreased > 0.125% from LE 9.073% to Initial CD 8.941%, which is less than 3 business days prior to closing. - EV2/B Non-Material, decrease in APR is deemed to be a benefit to borrower.
900001489	XXXX	Funded	2	1	2	1	Verified housing payment history - Credit report confirms 47 months satisfactory mortgage rating.; Verified credit history - Middle Credit Score 741 > 680 Minimum Required.; Low LTV/CLTV/HCLTV - 57.24% CLTV < 85% Max Allowed.; Low DTI - Approved DTI 35.38% < 45% Max Allowed.;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - CD only included the HOA payment of $xxx in the property costs. Hazard insurance does not appear to be escrowed with first lien, thus should have been disclosed to borrower. - 02/13/2025 - EV2/B Recd PCCD and cover letter. No restitution required, thus US Mailbox Rule applied.	DD 0001 Missing Divorce Decree and/or Separation Agreement - Borrower LOE addressing divorce is not signed by the borrower. - 02/27/2025 - Recd signed LOE addressing divorce.

CRED 0104 Missing Letter of Explanation - Missing credit inquiry letter. - 02/10/2025 - Exception is cleared with the attached undisclosed debt acknowledgement, no new debt obtained.

APRV 0001 Missing Underwriter Loan Approval - Missing underwriting decision / loan approval. - 02/10/2025 - Recd the conditional approval.

900001490	XXXX	Funded	2	2	1	1	Verified credit history - Primary wage earner fico is 754 w/a minimum requirement of 680.; Low LTV/CLTV/HCLTV - 68.13% LTV/CLTV w/a max allowed of 85%.;	CRED 0004 Back-end Ratio exception (DTI) - Review DTI of 45.04% exceeds the max allowed of 45%. Borrowers do not qualify for 50% DTI due to not meeting the residual requirements. Lender approved DTI of 44.016% did not include the full PMI payment of $xxx per the escrow analysis. Per the 1008 lender included the following for the subject PITIA: 1st P&I $xxx, 2nd P&I $xxx, HOI $xxx, Taxes $xxx, HOA $xxx, Other $xxx. Total $xxx. Review PITIA $xxx. - EV2/B Investor acknowledged Exception	TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure. - Amount non specific lender credits (lender paid fees) has decreased without a COC or off-setting general lender credit. CD issued (date) has lender credit of $xxx. Final CD issued (date) has non specific lender credit of $xxx. (Both disclosures reflect Lender paid fee of $xxx for Lender Fee section A) - 02/21/2025 - Finding is cleared with the attached lock confirmation, rate decreased resulting in a pricing change (Lender Paid Origination Fee $xxx + General Lender Credit $xxx = $xxx).

900001519	XXXX	Funded	1	1	1	1	Verified housing payment history - 99+ months of verified house payment history paid 0x30 per CBR since xx/xxxx.; Verified employment history - B1 has been employed for xx years with (employer) as (occupation).;	APP 0004 Initial 1003 Application is Incomplete - Missing initial application for B2. - 03/05/2025 - Lender provided fully executed attestation addressing the addition of B2 post initial application date. Finding cleared.

900001495	XXXX	Funded	2	2	2	1	Verified housing payment history - 40+ mths of mtg history verified 0x30.; Verified credit history - 764 fico w/a minimum requirement of 700.;	CRED 0084 Income Calculation Discrepancy - Lender utilized 12% expense factor per the (tax preparer) letter. Per guidelines the minimum expense factor for (tax preparer) (PTIN) Expense Ratio is 20%.

Review DTI using the 20% expense factor and excluding undocumented deposits is 68.42%.  (See breakdown of excluded deposits CRED 0082 - Income Documentation is Insufficient), Compensating Factors:  - 02/13/2025 - EV2/B - Review DTI 41.06% with sourced deposits included (Refer CRED 0082) using the 20% expense factor required, variance of 3% is non-material from the approved DTI of 44.06% (Max 45%).Verified credit history

CRED 0045 Questionable continuation of income - Bank statement analysis reflects a declining income trend from (date range) that was not addressed., Compensating Factors:  - EV2/B for documentation obtained post consummation.  02/13/25 Updated 1008 and LOE from the borrower received.  Borrower LOE is dated xx/xx/xx.  Per LOE sales tend to be front loaded at the beginning of the year and less towards the end of the year as most contracts start at the end of the fiscal/calendar year.  Verified housing payment history

APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations.

 - EV2/B Non-Material

CRED 0093 Credit Documentation is Insufficient - Missing a signed written business narrative that includes the following: Description of business operation, Primary products and or services

o Who is the customer base, Number of full-time employees, Any other information that would help determine eligible deposits.

NOTE: Pricing adjustment for loan documentation in file, however, it does not reference what documentation. - EV2/B Investor Acknowledged Exception.

GIDE 0001 Guideline Exception(s) - Borrowers on the second mortgage are not the same Borrower(s) on the first mortgage. Per guidelines exceptions to this will be considered on a case-by-case basis. - EV2/B Investor acknowledged exception for seller on file.	CRED 0082 Income Documentation is Insufficient - Missing documentation to verify that the following deposits that exceed 50% of the qualifying income are business related:

1) Deposit (date) Wire $xxx

2) Deposit (date) $xxx

3) Deposit (date) $xxx

4) Deposit (date) $xxx

5) Deposit (date) $xxx

Review DTI with these deposits excluded and utilizing the 20% expense factor is 68.42%. - 02/11/2025 - Recd Check $xxx #xxx (date) issued by (business) - Memo (date); (PART 4).

--Finding is cleared with presentments provided xx/xx.

900001473	XXXX	Funded	2	1	2	1	Verified housing payment history - Credit report confirms 30 months satisfactory mortgage rating.; Verified credit history - Middle credit score 727 with no history of delinquency reported in thge past 24 months. Minimum credit score requried 680.; Verified employment history - VOE confirms 12+ months employment with present employer.; Low LTV/CLTV/HCLTV - 59.30% CLTV < 85% Max Allowed.;	TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final (date) does not indicate if the borrower declined an escrow account or if the lender does not offer one. - EV2/B Non-Material.	APPR 0002 Appraisal is Incomplete - Appraiser noted discrepancy in GLA due to an addition, however, it is not clear if the area was permitted. Appraiser comments, Homeowner believed this area was permitted, however, I have been able to obtain permits from county. However, all work completed in a workmanlike manner, conforms to the property, is connected to HVAC, and has continuous flow, therefore, it has been included in total GLA. - 02/11/2025 - Recd updated appraisal confirming no permits were obtained.

DD 0001 Missing Divorce Decree and/or Separation Agreement - Borrowers prior name indicates possible prior marriage / divorce. Missing divorce decree or confirmation from the borrower of no prior marriages. Name variation should be addressed.  - 02/11/2025 - Borrower is on title as widow. Review confirmed current last name matches to the deceased spouse, thus indicating that the other last name would be the borrowers maiden name.

APRV 0001 Missing Underwriter Loan Approval - Missing underwriting decision/loan approval. - 02/05/2025 - Recd underwriting decision.

900001451	XXXX	Approved	1	1	1	1	Net tangible benefit - Debt consolidation saving borrower $xxx per month plus borrower receiving cash in hand of $xxx. ; Verified credit history - 731 qualifying credit score, minimum required of 680. No derogatory credit. ;	TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure. - Missing COC for decrease in General Credits on CD (date). Rate decreased from prior CD. -- The sum of non-specific (lump sum) lender credits and specific lender credits ($xxx) has decreased from the amount disclosed on the Closing Disclosure sent on (date), ($xxx). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). - 02/07/2025 - Recd COC, rate decreased and lock extended.

900001434	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - 56% CLTV < 85% Max Allowed.; Verified housing payment history - 99+ months of verified housing payments paid 0x30 per CBR.; Low DTI - 33.14% DTI < 45% Max Allowed.;
900001460	XXXX	Funded	2	2	1	1				Low LTV/CLTV/HCLTV - 68% CLTV < 85% Max Allowed.; Verified credit history - 760/758 middle credit scores > 680 Minimum Required.;	CRED 0072 VVOE dated outside of required timeframe - VOE for B1 on current employment is (date) with note date of (date) - not within 10 days prior. - 02/07/2025 - Recd post-consummation VVOE for B1 present employer, which is in support of the pre-consummation dated VOE in file that was dated outside of 10 days prior to the note date.
900001496	XXXX	Funded	1	1	1	1	Verified employment history - B1 VOE confirms xxx years employment with present employer. B2 VOE confirms xxx years employment with present employer.; Verified housing payment history - Credit report confirms 44 months satisfactory mortgage rating.; Verified credit history - Middle credit scores 700/755 with no history of delinquency reported in the past 24 months. Minimum credit score required 680.;	INS 0001 Missing Sufficient Evidence of Insurance - Evidence of insurance reflects first lien as second mortgage (lender loan number) and second lien as first mortgagee (lender loan number). - 02/10/2025 - Recd updated evidence of insurance reflecting the correct mortgagees and lien positions.

CRED 0007 Missing Employment doc (VOE) - B1 VOE income > W2 wages. Missing explanation.

W2 (year) $xxx / VOE $xxx

W2 (year) $xxx / VOE $xxx  - 02/21/2025 - Recd response from employer, Have you tried adding box 1,14 and 12a on his W2?

--

W2 Line 1  $xxx + Line 14 $xxx + Line 12A $xxx = $xxx.

VOE Wages $xxx, difference is $xxx

Income trend is increasing year over year. Review us unable to reconcile difference, thus applied -$xxx deduction to qualifying income ($xxx/12 = $xxx) as most conservative approach. DTI 44.94% < 45% with additional deduction applied.

CRED 0082 Income Documentation is Insufficient - Missing B2 average hours worked per week to calculate the base income. Only two paystub provided for xxxx covering two week period. Work# does not reflect # of hours. Average hours in xxxx/xxxx 11.75 - 11.8 increased to 30.95-40 in xxxx.

Per FNMA - Hourly Pay: (Hourly gross pay x average # of hours worked per week x 52 weeks) / 12 months

All of the above calculations must be compared with the documented year-to-date base earnings (and past year earnings, if applicable) to determine if the income amount appears to be consistent. See B3-3.1-01, General Income Information, for additional information about variable income (bonus and overtime).

 - 02/20/2025 - Exception re-reviewed. B2 paystubs reflects year end hours worked for (years) and the YTD hours on the paystub for (year) - Hours did increase, as did the hourly rate. Review used most conservative approach of the average of two previous years income.

TRID 0137 Cannot Reconcile LE /  CD Versioning  - LE data in Calculating Cash to Close table of Initial CD issued (date) and Final CD issued (date) does not match last LE in file issued (date). File may be missing an interim LE.  - 02/06/2025 - Recd re-disclosed LE.

900001442	XXXX	Funded	1	1	1	1				Verified credit history - 820 Credit score exceeds minimum 680 required per guidelines.; Verified reserves - Borrower has 29.49 months verified reserves which exceeds minimum 0 months required per guidelines.;
900001493	XXXX	Funded	2	2	2	1	Verified employment history - Borrower 1 has been on current job xxx years on job. Borrower 2 has been on current job xxx years.; Verified housing payment history - Borrowers have verified housing history of 0x30x45 which exceeds minimum 0x30x24 required by guidelines.;	TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure. - Missing COC for CD (date) reducing lender paid credits from $1103 to lender paid fees of $xxx. Decrease was likely due to the rate lock extension fee due to rate lock expiring (date). -- The sum of non-specific (lump sum) lender credits and specific lender credits ($xxx) has decreased from the amount disclosed on the Loan Estimate sent on (date), ($xxx). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). - 02/20/2025 - EV2/B Recd PCCD, cover letter, refund check to borrower $xxx, and courier receipt to evidence cure package is in transit to borrower within 60 days of consummation.

APP 0004 Initial 1003 Application is Incomplete - B2 initial application not in file. File has 1003 dated (date), but not the initial., Compensating Factors: - 02/26/2025 - Finding is downgraded to EV2/B with the post-consummation dated LO signed 1003.Verified employment history	COLL 0001 APN Number is not listed on Security Instrument - TX Home Equity Security Document is missing Exhibit A with the legal description. - 02/10/2025 - TPR reported in error.

CRED 0012 CLTV Exceeds Max Allowed - 80% CLTV > 75% Max Allowed for rural property. (Max 85% - 10% Reduction). - 02/15/25  The appraisal is marked suburban however, the zoning is rural. While the comps provided are outside the general 1-2 mile range the property does appear suburban in nature. Appraiser notes that the subject is in a residential community outside the city limits.  It is observed from the appraisal photos that the subject is in a PUD and photos indicate a suburban setting with visible neighbors on each side.  Suburban setting also validated the the street view photos.

PROP 0002 Property Type is prohibited - Rural property requires prior approval. File does not contain property approval.

 - 02/12/25 Cleared, agree with lender response.  The appraisal is marked suburban however, the zoning is xxx. While the comps provided are outside the general 1-2 mile range the property does appear xxx in nature. Appraiser notes that the subject is in a residential community outside the city limits.  It is observed from the appraisal photos that the subject is in a xxx and photos indicate a xxx setting with visible neighbors on each side.  Suburban setting also validated the the street view photos.

900001454	XXXX	Approved	1	1	1	1				Verified credit history - 749 qualifying fico w/a minimum requirement of 680.; Low LTV/CLTV/HCLTV - 44.12% CLTV w/a max allowed of 85%;
900001508	XXXX	Funded	2	2	1	1	Verified credit history - 758 Credit score exceeds minimum 700 per guidelines.; Verified employment history - Borrower has owned current business xxx years.;	COND 0002 Condo Documentation is Insufficient - Missing required xxxx questionnaire. File does have an email chain, confirming it is required but it is not in the file. - EV2/B Investor Acknowledged Exception in file to accept (agency xxxx approval) without xxxx questionnaire.

CRED 0082 Income Documentation is Insufficient - Missing required business narrative with a description of the business as required per guidelines. - EV2/B Investor Acknowledged Exception	CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing verification of hazard insurance for REO at (address). Payment taken from Credit Report. Provide documentation that loan is escrowed or provide documentation of insurance expenses. - 02/14/25 Copy of mortgage statement received confirming taxes and insurance are escrowed. Payment on statement matches report amount on CBR.

900001450	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - Low LTV of 53.09%.; Verified reserves - 39 months of verified reserves when none are required per guidelines.;	COMP 0047 File Documentation is Incomplete (Compliance) - Review is unable to confirm the property type, thus unable to determine in all the required documentation is in file.

Title commitment reflects property type: xxxx (xxxx).

AVM property type: xxxx.

Property report type: xxxx.

Deed of Trust contains a xxxx Rider. - 02/19/2025 - Although zoning and property classifications may show the subject property as a xxxx, this is not a

xxxx project as there are no other features that are present with true xxxx projects. The property taxes include land value, which is not indicative of condo projects since true condo ownership does not include any land. The (county), (state) Tax Assessor records show this as a xxxx with a class of R3 – Residential 1 family property. It further supports there is land value included as part of the assessment/appraised values of this property. The (year) annual assessment notice shows the property description as xxxx. Every owner is required to obtain their own hazard insurance policy and not just an H06 policy to cover contents because there is a master/blanket xxxx insurance policy present. All of this supports the project is a xxxx with an HOA and not a xxxx project and therefore this loan was closed correctly identifying this as a xxxx. The DOT for the current first mortgage shows a xxxx Rider, not a xxxx Rider was attached. We are respectfully asking for this finding to be cleared based on this information.

--Agree, HO3 policy insures the subject property, title reflects xxxx specifying (xxxx), and first lien includes a xxxx Rider.

900001494	XXXX	Funded	2	2	1	1	Low LTV/CLTV/HCLTV - 56.97% CLTV is below 75% maximum per guidelines.; Verified credit history - 795 Credit score exceeds minimum 720 required per guidelines.;	PROP 0002 Property Type is prohibited - Property type is considered unique due to xxx location. The comps are not bracketed. Approved exception on page xxx. - EV2/B Investor Acknowledged Exception in file.

APP 0004 Initial 1003 Application is Incomplete - Initial Application is not executed by B1., Compensating Factors: - Finding downgraded to EV2/B with the LO signed initial 1003.Low LTV/CLTV/HCLTV	COMP 0020 Incomplete Change of Circumstance - COC for LE issued (date) states loan parameters and pricing changed. No terms of the loan have changed, COC does not specify information which validates pricing change. Loan Discount Fee added and removed general credit.

COC for LE issued (date) states loan parameters and pricing changed. No terms of the loan have changed, COC does not specify information which validates pricing change. Loan Discount Fee increased.  - 02/14/2025 - Recd lock information to evidence that the pricing changes were due to DTI and Guideline exceptions.

COMP 0041 NMLS is missing as required 1026.36(g) - Mortgage is missing page 8 of 8 which includes NMLS information.  - 02/14/25 Complete copy of Mtg/DOT received with NMLS.

CRED 0006 Missing Employment doc (VVOE) - Missing B2 verification of self-employment that confirms self-employment start date. - 02/14/25 TPR error, File contain a VVOE for B2 (date) at which time the lender verified the business to be active with the the tax preparer who completed the (form) returns for the borrowers for (years).

900001466	XXXX	Funded	2	1	2	1				Low LTV/CLTV/HCLTV - Low LTV of 43.218%.; Verified reserves - 8 months of verified reserves when guideline required none based on OCLTV.;	TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure. - Missing COC for increase in Recording Fee on LE (date). -- The total amount of Closing Disclosure 10% Category fees ($xxx) increased by more than 10% from the total amount disclosed on the Loan Estimate sent on xx/xx/xx, ($xxx). The total amount of fees in this category cannot exceed ($xxx) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)). - 02/12/2025 - EV2/B Recd PCCD, refund check $xxx, cover letter, and courier tracking receipt to evidence cure package is in transit to borrower within 60 days of consummation.
900001467	XXXX	Approved	1	1	1	1				Verified employment history - Borrower 1 has been on current job xxx years, Borrower 2 has been on current job xxx years.; Verified housing payment history - Borrowers have verified mortgage history of 0x30x53 which exceeds minimum 0x30x24 required per guidelines.;
900001471	XXXX	Funded	1	1	1	1	Verified reserves - 55 months of verified reserves when guidelines required 2 months.; Verified employment history - B1 has been employed for xx years with (Employer) as an (occupation).;	FRAUD 0001 Fraud report alerts have not been addressed - Fraud score 368 Critical Risk. Missing rescored fraud report with all fraud findings satisfactorily addressed. - 02/14/25 Updated and rescored Fraudguard received. All items sufficiently addressed.

900001474	XXXX	Funded	2	1	2	1	Verified reserves - 35 months of verified reserves when guidelines required 2 months.; Verified employment history - Borrower has been employed with (employer) as (position) for xxx years.; Low DTI - DTI 24.57% < 45% Max Allowed.;	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - APR decreased > 0.125% within 3 days of closing.

CD (date) APR 8.758%

CD (date) APR 8.506%

Difference 0.252% with closing (date).

- EV2/B Non-Material, decrease to APR is deemed to be a benefit to borrower.	TITL 0014 Title Policy - Schedule B Exception - Title is not willing to divest the interest of the following party(s):

(borrower and name), Husband and Wife as Community Property.

Title Exception:

9. Deed transferring title from (borrower and name) to (borrower).  - 02/19/2025 - Recd final title policy with exception removed.

900001477	XXXX	Funded	2	1	2	1	Verified employment history - B1 VOE confirms xxx years with present employer. B2 VOE confirms xxx years employment with present employer.; Verified housing payment history - Credit report confirms 39 months satisfactory mortgage rating.; Verified credit history - Middle credit scores 736/731 with no history of delinquency reported in the past 24 months. Minimum credit score required for DTI up to 50%.;	ROR 0011 Right of Recission Is Not on Correct Form - Lender to Lender Refinance was completed on H8 form vs required H9 for the state of CA. - Posted 02/18/2025 - EV2/B Recd ROR (New Rescission Period Expiry Date) and cover letter with courier receipt to evidence delivery to borrower (date). ROR expiration date has passed with no evidence transaction was rescinded.	APRV 0001 Missing Underwriter Loan Approval - Missing underwriting decision/loan approval. - 02/14/2025 - Recd underwriting conditional approval.

FRAUD 0001 Fraud report alerts have not been addressed - High risk fraud finding not addressed, potential loan churning within past 16 month. No information provided for (loan number).

Missing SAM search on B1. - 02/18/2025 - Cleared comments confirm borrowers previous transaction was closed. Review confirmed watchlist  search completed on credit report reflects no match.

900001479	XXXX	Approved	1	1	1	1				Verified reserves - 17 months of verified reserves when lender required 2 months.; Verified employment history - Borrower has been employed for xxx years with (employer) as (job title).;
900001525	XXXX	Funded	2	1	2	1	Verified employment history - Both borrowers have been with their current employer xxx years.; Verified reserves - No reserves required. Borrowers are receiving 8.04 months PITIA or $xxx in cash out proceeds.; Verified credit history - FICO 762, minimum required 680;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Missing documentation used to calculate the disclosed property tax payment of $xxx.

Estimated Property Costs over Year 1 disclosed as $xxx.  Calculated costs over year 1 $xxx, 11 months $xxx

Tax $xxx/12=$xxx

HOI $xxx/12=$xxx

HOA $xxx/12=$xxx

- 03/05/2025 - PCCD provided disclosing corrected information with cover letter addressed to borrower. Finding updated to EV2/B.	APPR 0002 Appraisal is Incomplete - Missing exterior property inspection (PCI) reflecting average condition or better, as required per guideline when using AVM for valuation. - 02/20/2025 - Recd PCI, property condition is indicated to be in average condition

900001487	XXXX	Approved	2	2	1	1				Verified housing payment history - 95 months of verified mortgage history paid 0x30 since xx/xxxx.; Verified employment history - B1 has been employed for xxx years with (employer) as (job title).;	APRV 0010 Underwriting Loan Approval is Deficient - Review DTI 44.42% / Approved DT 40.36%, variance > 3% due to difference in liabilities. - EV2/B Non-Material, Max allowed 45%.
900001469	XXXX	Funded	1	1	1	1	Verified reserves - 57 months of verified reserves when guidelines required 2 months.; Verified employment history - Borrower has been self employed owner for xxx years of (employer) per SOS.;	CRED 0093 Credit Documentation is Insufficient - Missing billing statement for recurring charge on bank statements to ISA NW Mutual of $xxx/xxx monthly. - 02/14/25 Verification of debit being monthly insurance premiums received.

900001476	XXXX	Funded	1	1	1	1	Established credit history - Open credit dates back to xxxx with no reported lates.; Verified reserves - No reserves required. Borrowers are receiving 34.03 months PITIA or $xxx in cash out proceeds after deducting (creditor) balance.;	APPR 0002 Appraisal is Incomplete - AVM, PCI and FraudGuard property search do not disclose the number of bedrooms and bathrooms. 1 bed/1 bath used due to lack of information. - 02/14/25 BPO received confirming room counts.

900001461	XXXX	Funded	1	1	1	1	Verified reserves - 37 months of verified reserves when guidelines required 2 months.; Verified employment history - B2 has been employed for xxx years with (employer) as (occupation) per WVOE.;	CRED 0091 Missing Tax Transcript(s) - Transcripts are not in file. Docs state the borrowers have them locked and the lender would need to request the borrower unlock them, but there is no evidence the lender made the request. - 02/14/26 TPR error. Email in file from (company) confirming transcripts are unavailable due to borrower lock.

900001462	XXXX	Funded	1	1	1	1				Verified reserves - 24 months of verified reserves when guidelines required 2 months.; Verified housing payment history - 99 months of verified mortgage history paid 0x30 per credit report.;
900001444	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 31.21%.; Verified credit history - Middle credit score 750 > 680 Minimum Required.;
900001482	XXXX	Funded	1	1	1	1				Verified reserves - 16 months of verified reserves when none are required per guidelines based on 71% LTV.; Low DTI - Low DTI of 37.64%.;
900001484	XXXX	Funded	1	1	1	1				Verified reserves - 21 months of verified reserves when guidelines required 2 months.; Verified housing payment history - 53 months of verified mortgage history paid 0x30 since xx/xxxx..;
900001531	XXXX	Funded	1	1	1	1	Verified housing payment history - Borrowers have verified 0x30x49 housing payment history which exceeds minimum 0x30x24 required per guidelines.; Low LTV/CLTV/HCLTV - 74.55% CLTV Is below 80% maximum per guidelines.;	INS 0001 Missing Sufficient Evidence of Insurance - Missing evidence the homeowners insurance policy includes replacement cost coverage. No replacement cost estimate in file. Dwelling coverage < Total of 1st + 2nd Liens. - 02/24/25 Email from insurance received confirming the policy provides 100% replacement cost.

CRED 0093 Credit Documentation is Insufficient - Missing copy of government issued ID for B1. ID and Patriot Act form in file for B2 only.  - 03/05/2025 - Executed Patriot Act disclosure for B1 provided. Finding cleared.

CRED 0084 Income Calculation Discrepancy - Discrepancy between Borrower 2 pay rate on pay stub vs 3rd party VOI to be addressed, hourly rate on pay stub is $xxx per pay stub, but indicated be $xxx on the 3rd party VOI. - 02/24/25 Cleared per lender response.

QCD 0001 Missing Copy of Quit Claim Deed - Missing copy of deed adding borrower 2 to title. - 03/05/2025 - Deed provided adding B2 to title. Finding cleared.

900001500	XXXX	Funded	2	2	1	1	Verified housing payment history - Credit report confirms 16 months satisfactory mortgage rating on subject property and 33 months on non-subject REO.; Verified credit history - Middle credit score 772 with no history of delinquency reported. Minimum credit score required 700.;	FRAUD 0001 Fraud report alerts have not been addressed - Conflict of Interest Identified - Borrower was qualified using self-employment income from (company), which is also the broker of the subject transaction. The individual loan originator, (name), is also 50% owner of the business. Broker compensation was paid at closing. Missing investor acknowledgement of the relationship between the borrower and broker.

- Investor Acknowledged Exception	TITL 0014 Title Policy - Schedule B Exception - Schedule B #6 - Missing evidence of satisfaction of judgments or affidavit stating that (name) n/k/a (name) is not one and the same as judgement debtors names instruments recorded:

Instruments#:

xxxx

xxxx

Book:

23054 pg xxx

23064 pg xxx

23064 pg xxx

23054 pg xxx

 - 02/19/2025 - Recd Not One and the Same Affidavit.

CRED 0104 Missing Letter of Explanation - Missing credit inquiry letter:

(Creditor) xx/xx/xx - 02/24/2025 - Recd LOE and revolving tradeline billing statement.

DD 0001 Missing Divorce Decree and/or Separation Agreement - Missing divorce decree/settlement agreement to confirm borrower is not liable to pay alimony or child support. Restoration of maiden name provided. - 02/27/2025 - Recd Final Judgment of Dissolution of Marriage and Marital Settlement Agreement.

APRV 0003 Missing Loan Approval Date - Missing conditional loan approval/underwriter decision. - 02/19/2025 - Recd underwriting decision.

900001481	XXXX	Funded	1	1	1	1				Verified employment history - Borrower has been employed for xxx years with (employer) as (job title).; Verified occupancy in subject property - Borrower has occupied the subject property for xxx years.; Low DTI - Low DTI of 17.84%.;
900001511	XXXX	Funded	1	1	1	1	Verified employment history - Borrower has been employed for xxx years with (employer) as (title).; Verified occupancy in subject property - Borrower has occupied subject property for xxx years.;	TITL 0003 Title Issue affecting Lien Position - Missing final title policy or a new subordination agreement to determine if subject lien is second or third position. Title commitment states paying off/satisfying existing 2nd lien with (credit union); releasing UCC and amending to add (solar). Subordination is for (solar) and is (date); though not signed by lender. - 02/20/2025 - Recd executed subordination agreement, solar lender unconditionally subordinates its lien to the lien on the title from subject transaction.

900001497	XXXX	Funded	2	1	2	1	Verified employment history - Borrower 1 has been on current job 31.55 years.; Low DTI - 15.17% DTI is below 50% maximum per guidelines.;	TRID 0148 LE or CD is Deficient - LE and all CD's have B2 middle initial as N. Borrower signed as M on final CD, esigned documents are esigned as middle initial N. , Compensating Factors: - Non-material issue, informational.Verified employment history	TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Lender credit of $15.00 is insufficient to cure variance caused by added 10 day extension fee of $130.00 on CD issued (date) - Recd COC, Rate lock extended 10 days resulting in a pricing change.

CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - New debt with Foundation on credit supplement does not disclose the payment. The debt is not listed on any of the applications. Based on credit report, liabilities on the final 1003s, and Other Payments on the 1008, it appears the lender used $209.77 as the monthly payment.  Missing verification of the monthly payment. - 02/25/2025 Posted response, I’m not sure where the $209.77 is. I cannot locate that on any docs. We did a worse case of using 84 months at 15%. Payment shows $63.81. DTI went from 15.2% - 15-6%. Uploaded revised 1003.

--Finding is cleared with posted response, attached payment calculator, and revised 1003. The addition of the liability does not materially change the qualifying DTI.

APRV 0003 Missing Loan Approval Date - Missing the lender's approval, only the unsigned 1008 is in the file. - 02/20/2025 Finding re-reviewed. The commitment letter signed and dated by the underwriter provides the terms of the conditional approval with expiration (date). 1008 and loan detail report in file to support.

900001529	XXXX	Funded	2	2	2	1	Verified housing payment history - 99+ months of verified mortgage history paid 0x30 since xx/xx per CBR.; Verified occupancy in subject property - Borrower has occupied the subject property for xxx years.;	CRED 0004 Back-end Ratio exception (DTI) - DTI 48.23% exceeds 45%, borrower's residual income of $xxx does not meet the $xxx requirement for DTI up to 50%. - 03/04/2025 - EV2/B Investor Acknowledged Exception.

TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final CD dated xx/xx/xx

											does not indicate if the borrower declined an escrow account or if the lender does not offer one. - Non-material issue
900001506	XXXX	Funded	1	1	1	1	Verified housing payment history - 59 months of mortgage history paid 0x30 since xx/xxxx per CBR.; Verified occupancy in subject property - Borrower has owned and occupied the subject property for xxx years.;	APP 0032 Residency documentation is missing or incomplete - Borrower is permanent resident alien per Application. Residency documentation is not in file. - 02/20/25 Front and back copy of borrower permanent resident card received. Expiration date xx/xxxx.

900001486	XXXX	Funded	1	1	1	1	Verified housing payment history - 24 months mortgage history required, credit report reflects 111 months of mortgage payments paid satisfactorily.; Verified credit history - 736 Fico w/a minimum requirement of 680.; Low LTV/CLTV/HCLTV - 68.98% CLTV w/a max allowed of 85% with Fico > 700.;	TRID 0009 Initial Closing Disclosure Sent Method Not In Person and No Received Date - Missing evidence of delivery of initial CD (date). - 02/18/2025 - Recd disclosure tracking to evidence delivery to borrower of the initial CD on the issuance date.

900001514	XXXX	Funded	2	1	2	1	Verified reserves - 79 months of verified reserves when none were required by guidelines based on LTV.; Low DTI - Low DT.22%.I of 25; Low LTV/CLTV/HCLTV - Low CLTV of 47.64%.;	TRID 0171 Missing valid Change of Circumstance(s) - COC for second LE issued xx/xx/xx states loan amount changed. No change in loan amount occurred from prior LE. - Non-material issue - no fee violations	TRID 0137 Cannot Reconcile LE / CD Versioning - LE issued xx/xx/xx is different from the second LE issued xx/xx/xx. The first LE does not have a loan number or Lender listed. It is unclear if the LE was presented to the borrowers, no tracking or receipt is noted in file. - 02/21/25 Confirmation received from lender that the LE not reflecting a loan number was not provided to the borrower(s).

900001488	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low LTV of 59.32%.; Verified housing payment history - 99+ months of verified mortgage history paid 0x30 since xx/xxxx per CBR.; Verified occupancy in subject property - Borrower has owned and occupied the subject property for xxx years.;
900001544	XXXX	Funded	1	1	1	1	Verified credit history - 759 Credit score exceeds minimum 680 per guidelines.; Disposable Income - Borrowers have $xxx in disposable income.;	APRV 0003 Missing Loan Approval Date - Lender approval not in file. Unsigned 1008 on page xxx. - 02/26/2025 - Recd screen print from the lenders LOS reflecting clear to close date and loan terms summary.

CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing verification of the following liabilities listed on the final 1003 but not documented in the file:

xxxx payment $xxx, balance $xxx

xxxx payment $xxx, balance $xxx

xxxx payment $xxx, balance $xxx

xxxx payment $xxx, balance $xxx

xxxx payment $xxx, balance $xxx

 - 03/06/2025 - Reoccurring payments on bank statements provided and included in DTI calculations. Finding cleared.

900001516	XXXX	Funded	2	2	2	1	Established credit history - Credit history dates back xxx years with no reported default.; Verified employment history - Borrower's business has been in operation xxx years; Verified reserves - No reserves required, borrower is receiving $xxx or 39.61 months PITIA in cash out proceeds.;	COMP 0010 Missing Affiliated Business Disclosure - ABD and / or FACTS Disclosure for Broker are not in file. Tested Appraisal and Title Fees as paid to an affiliate with no changes to compliance testing results. - Non-material issue, no compliance issues.

CRED 0082 Income Documentation is Insufficient - Missing Business Narrative, as required per guidelines for bank statement loans. - Investor Acknowledged Exception	TRID 0008 Initial CD Received Date is < 3 business days prior to Consummation Date - Initial CD issued and received xx/xx/xx. Final CD issued xx/xx/xx and received xx/xx/xx. -- - 02/20/25 Initial CD issued/received xx/xx/xx received.

APRV 0003 Missing Loan Approval Date - Missing the lender approval, only the unsigned 1008 is in the file. - 02/20/25 Lender loan approval received.

900001452	XXXX	Funded	2	1	2	1	Verified reserves - 12 months of verified reserves when guidelines required 2 months.; Verified housing payment history - 76 months of verified mortgage history paid 0x30 since xx/xxxx per CBR.;	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - CD issued xx/xx/xx APR 12.669%, CD issued xx/xx/xx APR 12.531%

 - Non-material issue.  Reduction in APR by .138 is a benefit tot he borrower.

COMP 0010 Missing Affiliated Business Disclosure - Affiliated Business Disclosure /Facts not in file. Coded unknown fees to Affiliate. No change in compliance results.

											- Non-material issue. No compliance issues.
900001472	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV; Verified occupancy in subject property;
900001498	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - Low CLTV of 54.9%.; Verified employment history - Borrower has been employed for xxx years with (employer) as (job title) per TWN.;	ROR 0004 Right of Rescission is not executed by Title Holder(s) - Missing ROR for co-title holder, (name). (Name) is not a borrower on Note, but is a title holder per Title Commitment and signed the Mortgage. No Warranty or Quit Claim deed removing NBS from title in file. - 02/20/25 Executed ROR by NBS received.

900001485	XXXX	Funded	1	1	1	1				Verified occupancy in subject property - Borrower has owned and lived in the subject property for xxx years.; Verified housing payment history - Borrower has 99+ months of mortgage history paid 0x30 per CBR. One mortgage late more than 7 years prior.;
900001468	XXXX	Funded	1	1	1	1				Verified employment history - The borrower has been with their current employer xxx years.; Verified reserves - 2 months reserves or $xxx required, 33.19 months reserves or $xxx received in cash out proceeds.;			TITL 0013 Title Policy - Schedule A Exception - Title Commitment is missing the Exhibit A legal description. - 02/18/2025 - Recd title commitment with Exhibit A.
900001478	XXXX	Funded	1	1	1	1				Verified employment history - Both borrowers have been with their current employer xxx years.; Verified reserves - No reserves required, 28.58 months reserves or $xxxx received in cash out proceeds.;
900001504	XXXX	Funded	2	2	1	1	Verified housing payment history - Credit report confirms 39 months satisfactory mortgage rating on 1st lien and 56 months on 2nd lien.; Verified employment history - VOE confirms xxx years employment with present employer.;	CRED 0072 VVOE dated outside of required timeframe - VOE completed > 10 business days prior to closing (date) and post-consummation (date). Guideline required VOE to be completed within 10 business days prior to closing. - EV2/B Non-Material, Post-consummation dated VOE is in support of the pre-consummation dated VOE, paystubs, W2, and 3rd Party VOI.	FRAUD 0001 Fraud report alerts have not been addressed - Fraud report alert for potential undisclosed REO, (address), was not satisfactorily addressed. Ownership, (name with suffix), as per property detail report. Processor cert states property is owned by the borrowers son, (name), and that the borrower is (name with suffix). Name affidavit and credit report both reflect borrower associated with xxx and xxx. Government issued ID does not provide suffix . Review is unable to confirm if borrowers legal suffix is xxx or xxx. It is noted that vesting is 1%, as per grant deed. - 02/20/2025 - Our borrower is the parent, he has been on the subject property with his spouse (nbs name) since (year), of whom he is still married to per recorded deed of trust on subject property. The property at (street address) is owned by his son, of which the deed of trust shows him recording as unmarried man in (year) with another unmarried individual. If our borrower was married to the same person since (year), they would not be the individual on the (street name) property as that deed shows recorded as unmarried in (year). There is an LOE and supporting documentation in file.

--Agree, finding is cleared.

900001507	XXXX	Funded	2	2	1	1	Verified employment history - The borrower has been with their current employer since xxxx.; Verified reserves - 2 months reserves or $xxx required, 33.65 months reserves or $xxx received in cash out proceeds.;	GIDE 0001 Guideline Exception(s) - Per guidelines, the borrower(s) on the first mortgage note must be the same as the borrower(s) on the second mortgage note. The first mortgage note borrowers are (name) and (name), the second mortgage note only reflects (name). - EV2/B - Investor Acknowledged Exception in file.	APP 0002 Final 1003 Application is Incomplete - Missing page 8 of the final application. Lender/broker information not included. - 02/19/25 Complete copy of the final executed 1003 received.

APRV 0001 Missing Underwriter Loan Approval - Missing 1008 UW Transmittal and Lender approval from the file. - 02/19/25 Lender loan approval received.

TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.   - Amount of non-specific lender credits has decreased without a COC.  Initial CD lender credit $xxx to $xxx without valid changed circumstance. -- The sum of non-specific (lump sum) lender credits and specific lender credits ($xxx) has decreased from the amount disclosed on the Loan Estimate sent on xx/xx/xx, ($xxx). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). - 02/19/25 COC received, finding cleared upon resubmission with COC.

900001610	XXXX	Funded	2	1	2	1	Verified housing payment history - Credit report confirms 33 months satisfactory mortgage rating on 1st lien.; Verified credit history - Middle credit score 731 > 700 Minimum Required.;	ROR 0011 Right of Recission Is Not on Correct Form - H8 form used on a lender-to-lender refi. H9 form should be used in CA.

- EV2/B Corrected ROR, LOE to borrower, and Fed-Ex tracking received. Delivery confirmed xx/xx/xx.	TRID 0022 Last Loan Estimate Received Date and Consummation Date - Last LE provided issued on xx/xx/xxxx on page xxx was esigned on xx/xx/xxxx. Final CD issued xx/xx/xxxx on page x reflects closing date of xx/xx/xxxx was executed by the borrower on xx/xx/xxxx. -- The last Loan Estimate Received Date of (xxxx-xx-xx) is not 4 business days before the consummation date of (xxx-xx-xx). Four business days before consummation is (xxxx-xx-xx). Under Regulation Z, a consumer must receive a revised Loan Estimate no later than 4 business days before consummation. (12 CFR 1026.19(e)(4)(ii)) - 03/03/2025 03/03/2025 - The LE dated xx/xx/xxxx was provided due to rate lock with no APR increase. Waiting period acceptable. Finding cleared.

CRED 0133 HOA Payment is not verified - Missing verification of HOA liability. Review used ($), as reflected on the 1008. - 04/08/2025 Recd dated zillow search on subject property (PIN) confirms a monthly HOA fee of ($).

COMP 0036 Affiliated Business Disclosure Is Not Executed - Missing borrower signed ABD. ADB's provided in file are not executed (pg xxx-xxx). - 03/13/25 TPR Error.  No requirement for ABD to be executed.

DEED 0007 Missing PUD Rider - Missing PUD Rider to DOT (pg xx). Subject is a PUD as per existing 2nd lien DOT (pg xxx) and supplemental title report (pg xxx). - 04/15/2025 04/15/25 Copy of recorded mortgage with PUD rider received.

FRAUD 0001 Fraud report alerts have not been addressed - High risk fraud finding for potential loan churning does not provide any commentary in the cleared comments (xxx). Subject transaction is a no cost refinance with rate reduction of 0.25%, but nothing in file addresses the reason for the refinance after previous refinance in x/xxxx. - 02/25/2025 Recd response from lender, Oaktree confirms there was an error on the prior loan that was closed in Sept xxxx- Loan #xxxxxxxxxx. When the co-borrower was added to the account Oaktree did not provide 7 business days prior to closing from the initial LE therefore we had to refinance the loan. In doing so, due to our error we provided a rate reduction to the borrower.

APP 0004 Initial 1003 Application is Incomplete - Missing borrower / originator signed initial 1003. Initial application in file is not executed (pg xxx). - 04/15/2025 04/15/23 LO executed initial 1003 received.

CRED 0116 Loan has a reserve requirement and no assets entered - CLTV > 75% requires 2 months reserves. No documented reserves in file. Loan proceeds were used to payoff recently acquired second lien with no cash to borrower. - EV2/B Investor Acknowledged Exception - 05/05/2025 EV2/B Investor Acknowledged Exception

TRID 0045 Document Intent to Proceed with the Transaction - Missing intent to proceed date. ITP form in file is not executed (pg xxx). -- ou did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of 1026.25. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A)) - 03/13/2025 03/12/25 Cleared, No fees were charged to the borrower.

TITL 0013 Title Policy - Schedule A Exception - Missing title commitment or final title policy reflecting the correct policy amount for subject transaction. Title commitment in file reflects a proposed amount of ($) (pg xxx). Closing condition required Schedule B exception #12 to be removed (pg xxx). - 02/25/2025 Recd short form residential loan policy, amount of insurance ($) with title B exception 12 removed.

900001499	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - CLTV of 54.84% < 75% Max Allowed; Verified occupancy in subject property - Borrowers have owned and occupied subject property for xxx years.;	TRID 0008 Initial CD Received Date is < 3 business days prior to Consummation Date - Missing initial CD dated xx/xx/xx. -- The Initial Closing Disclosure Received Date of xx/xx/xx) is not three business days before the consummation date of (xx/xx/xx). Three business days before the consummation date is (xx/xx/xx). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))

 - 02/21/25 Copy of initial CD dated xx/xx/xx received.

900001480	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 62.02%.; Low DTI - Low DTI of 29.61%.;
900001501	XXXX	Funded	1	1	1	1				Verified reserves - 28 months of verified reserves when guidelines required 2 months.; Low DTI - Low DTI of 27.98%.;
900001483	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 60.72%.; Low DTI - Low DTI of 29.13%.;
900001554	XXXX	Approved	2	2	1	1	Verified credit history - 768/807 Middle Credit Scores > 700 Minimum Required.;	CRED 0072 VVOE dated outside of required timeframe - B1 ownership, (xxxx) is 9.5%. Missing verification of active employment. The borrower is not considered self-employed, thus Google search, xxx Statement of Information, and 2023 K-1 do not satisfactorily document current employment status - 03/21/2025 VVOE received.

CRED 0093 Credit Documentation is Insufficient - Missing copy of the Note(s) on subject property first lien and non-subject REO. The mortgage billing statements in file both reflect unpaid second principal balances. Modifications from original terms are ineligible per guidelines. - Investor Acknowledged Exception	DD 0001 Missing Divorce Decree and/or Separation Agreement - Missing B1 xxxx to verify they are not personally liable for x. REO transaction hixxxstory reflects, divorce/dissolution of marriage with xxxx. - 03/12/2025 xx/xx/xx Divorce decree received. No obligation verified.

CRED 0082 Income Documentation is Insufficient - Missing B1 verification of xxxx income. P&L/Balance Sheet was provided, however borrowers ownership of 9.5% < 25% and there is no evidence that the financial statements were CPA prepare. - 03/21/2025 - Post close VOE from documented CPA showing active employment. Finding cleared.

TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Updated Exception - CD disclosed $xxx Monthly Servicing Reserve Fee with Property Costs Over Year 1 of $xxx. Review is unable to source Monthly Servicing Reserve Fee. 1st lien is escrowed. Only non-escrowed property costs are required to be disclosed.

Original Exception - Property costs over year 1 of $xxx was calculated using Monthly Servicing Reserve Fee. Missing documentation to source the liability. - 03/06/2025 xx/xx/xx - Copy of LOS provided, showing Monthly Servicing Reserve Fee charged to borrower. Finding cleared.

TRID 0023 Last Loan Estimate Sent Method Not In Person and No Received Date - Missing disclosure tracking to evidence delivery of the latest issued (xx/xx) LE to borrower. E-tracking stamp at top of the disclosure is illegible. -- A revised Loan Estimate was provided on (xx/xx/xx) via (courier). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than four business days prior to consummation date of (xx/xx/xx). Since the revised Loan Estimate was not provided in person, a consumer is considered to have received it on (xx/xx/xx), which is three business days after it was delivered or placed in the mail. As a result, the revised Loan Estimate is not deemed to have been received at least four business days before consummation, which is (xx/xx/xx). (12 CFR 1026.19(e)(4)(ii)) - Recd disclosure tracking to evidence delivery of the latest issued LE to borrower on the issuance date.

900001491	XXXX	Funded	2	2	1	1				Verified employment history - Post-consummation dated VOEs confirm xxx years employment with present employer for B1 and xxx years employment with present employer for B2.; Verified housing payment history - Credit report confirms 44 months satisfactory mortgage rating.; Verified credit history - Middle Credit Scores 748/735 > 680 Minimum Required.; Low LTV/CLTV/HCLTV - 65.38% CLTV < 80% Max Allowed.;	CRED 0007 Missing Employment doc (VOE) - VOEs completed (date), which is after the note date (date). Lender approved exception in file. Per guidelines, VVOE must be completed within 10 business days prior to the Note date. Investor acknowledged exception in file, however, comments state paystubs must be dated within 30 days of the Note date. Paystubs in file > 30 days (Post-Consummation). - 02/26/2025 - EV2/B Investor Acknowledged Exception. Post-consummation dated paystub is dated within 30 days of the Note date, as required by investor, and confirms active employment status prior to and after closing. Post-consummation dated paystub and VOE are in support of the pre-consummation dated paystub > 30 days at closing, W2s, and wage transcripts in file.
900001537	XXXX	Funded	1	1	1	1	Verified employment history - B1 has been (occupation) of (company) for xxx years. B2 has been employed as (occupation) for xxx years.; Low LTV/CLTV/HCLTV - Low OCLTV of 57.66%.;	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - ROR Expiration Date is xx/xx/xx Final CD dated xx/xx/xx shows disbursement date of xx/xx/xx . Final settlement statement not provided to verify actual disbursement date. - 03/03/2025 - Alta Settlement statement received discloses disbursement date after rescission expiration. Finding cleared.

NOTE 0047 Note has not been properly executed and Missing Name Affidavit - Missing Borrower Name/Signature Affidavits to verify borrower(s) signatures. - 02/25/2025 - Recd signature/name affidavits.

DEED 0021 Missing Legal Description on Mortgage/DOT - Missing Exhibit A Legal description to the Mortgage. - 02/25/2025 - Recd DOT with Exhibit A.

900001515	XXXX	Funded	1	1	1	1				Verified employment history - Borrower has been self-employed co-owner of (business) for xxx years.; Verified occupancy in subject property - Borrower has owned/occupied subject property as primary residence for xxx years.;
900001534	XXXX	Funded	1	1	1	1	Verified reserves - 24 Months of verified reserves when non were required per guidelines on LTV, 75%.; Verified employment history - B2 has been employed as (title with (company) for xxx years.;	COND 0007 Missing Condo Project Number of Units - Missing number of units as appraisal is on incorrect form. - 03/07/2025 03/08/2025 - Subject appraisal provided listing of unit for subject property. Finding cleared.

COND 0002 Condo Documentation is Insufficient - Missing xxx questionnaire and all supporting xx docs. - 02/28/2025 Fannie Mae does not require a thorough project review for detached xxx units.

COND 0010 Missing Lender Project Condo Classification - Missing lender project designation of Warrantable or Non-Warrantable for xxxx. - Fannie Mae does not require a thorough project review for detached xxx units.

APPR 0002 Appraisal is Incomplete - Appraisal was completed on a standard 1004 form not a 1073 form.  Subject property verified as a xxx per title which states "xxx". (pTC xxx/ legal pg xxx; Condo Rider to Mtg xxx) - 03/07/2025 03/08/2025 - Subject appraisal form acceptable as provided. Finding cleared.

900001502	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 68.18%.; Verified employment history - Borrower has been employed as (occupation) with (company) for xxx years.;
900001503	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 47.42%.; Verified reserves - 83 months of verified reserves when guidelines required none based on LTV <75%.;
900001510	XXXX	Funded	1	1	1	1	Verified reserves - 52 months of verified reserves when guidelines required 2 months.; Verified employment history - Borrower has been employed as (title) for xxx years with (employer).; Low DTI - Low DTI of 33.01%.;	CRED 0093 Credit Documentation is Insufficient - Missing executed authorization to close credit line. Document in file was not executed by the borrower. - 03/04/2025 - Borrower executed authorization to close credit line provided. Finding cleared.

900001555	XXXX	Funded	2	1	2	1	Verified employment history - Borrower has been employed for xxx years as (title) with (employer).; Low DTI - Low DTI of 31.29%.;	TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Lender credit of $xxx is insufficient to cure fee variance due to increase in recorded fees. Settlement statement reflects $xxx and CD issued xx/xx/xx reflects $xxx. Review used amount of $xxx for compliance testing as this is a dry funding state. - EV2/B Post Closing Corrective Action.	TITL 0014 Title Policy - Schedule B Exception - 7. Solar - Solar contract page xxx

8. XX (Solar) Prepayment letter on page xxx states the contract has been prepaid but the payment does not terminate the contract.

9. Solar

10/11 ADU Mechanics lien (page xxx) paid off on final CD on page xxx.

Missing final title policy with mechanics lien removed (Title Exceptions 10-11). Also missing UCC termination or subordination agreement (Title Exceptions 7-9). - 03/14/25 Based on the documentation at the time of review there is no indication of current lien position issues.

TRID 0148 LE or CD is Deficient - The recording fees on the final settlement statement and CD do not balance.  Final CD issued xx/xx/xx section E reflects recording fee of $xxx. Description of fee reflects Mortgage $xxx. Settlement statement reflects recording fees of $xxx / $xxx to xxxx County and $xxx to Affordable Housing Act to xxx Co.). Final compliance compliance testing is subject to receipt of final CD for dry funding state. - 03/03/25 Final CD for dry funding state received.  Recording fees were updated to match the settlement statement.

900001557	XXXX	Approved	2	1	2	1	Verified reserves - 35 months of verified reserves when guidelines required 2 months.; Verified employment history - Borrower has been self employed for 8.86 years and in the same line of work for 25 years.;	NMLS 0011 NMLS IDs do not match - Individual name and NMLS on the Final CD differs from Note, Mortgage and Final 1003. CD reflects ID xxxxx. Other docs reflect ID xxxxxx. - EV2/B Post Closing Corrective Action - 03/21/25 LOE to borrower and corrected PC CD received.	TRID 0192 Appraisal Dated prior to Intent to Proceed Date - Appraisal is dated 11/19/24 (pg. 526) and fee was paid outside of closing. ITP is dated 1/8/25 (pg. 639). - 03/03/2025 - Documentation in file supports seller response to finding. Finding cleared.

900001513	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 59.34%. Max 85%.; Verified employment history - B1 has been employed (position) for xxx years with (employer). B2 has been employed as (position) for xxx years with (employer).;
900001505	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - Low OCLTV of 49.28%.; Verified reserves - 45.9 months of verified reserves when none were required per guidelines on LTV <75%.; Low DTI - Low DTI of 28.29%.;	HAZ 0004 Hazard Insurance Coverage Amount is Insufficient - Hazard coverage is $xxx. Replacement cost per Appraiser is $xxx. Coverage is insufficient to cover 1st and 2nd liens. - 03/04/2025 - Replacement cost estimator provided showing an estimated replacement cost value of $xxx.

900001527	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - Low CLTV of 61.51%.; Verified employment history - Borrower has been employed as (job title) with (employer) for xxx years.;	APRV 0001 Missing Underwriter Loan Approval - Missing lender loan approval and 1008. - 03/05/2025 - Lender loan approval provided. Finding cleared.

ROR 0009  Loan Disbursement Date is on or before the required Right of Rescission Expiration Date  - Missing copy of the final settlement statement to verify the actual disbursement date for dry funding state.  Disbursement date per Final CD is xx/xx/xx. ROR expiration date is xx/xx/xx. Earliest valid disbursement date is xx/xx/xx.  - 03/06/2025 - Dry funding state. PCCD provided. Confirmed disbursement occurred after RTC expiration. Finding cleared.

900001512	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV; Verified occupancy in subject property; Low DTI;			ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date CR 0012 Missing Bank Statement(s)
900001533	XXXX	Funded	1	1	1	1				Verified employment history; Verified credit history;			TITL 0003 Title Issue affecting Lien Position INS 0001 Missing Sufficient Evidence of Insurance QCD 0001 Missing Copy of Quit Claim Deed
900001509	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 63.32%.; Verified occupancy in subject property - Borrowers have owned and occupied the subject property as their primary residence for xxx years.;
900001528	XXXX	Funded	1	1	1	1	Verified employment history - B1 has been employed with (employer) for xxx years as (title). B2 has been employed with (employer) for xxx years as (title).; Verified occupancy in subject property - Borrowers have owned and occupied the subject property for xxx years.;	APPR 0002 Appraisal is Incomplete - Missing appraisal transfer letter from Lending Force LLC to New American Funding. Appraisal supplemental addendum reflects the original lender and NAF as the current lender. - 03/10/25 Verification of appraisal transfer received.

900001538	XXXX	Funded	2	1	2	1				Verified reserves - 11 months of verified reserves when guidelines required 2 months.; Verified occupancy in subject property - Borrower has occupied and owned the subject property for xxx years.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations. - EV2/B Non-Material.
900001542	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 55.55%.; Verified employment history - B2 has been employed with (company) for xxx years as (title). ;
900001561	XXXX	Approved	2	1	2	1	Verified housing payment history - Borrower has 99+ months of mortgage history paid 0x30 per CBR since 08/2017.; Verified occupancy in subject property - Borrower has owned and occupied the subject property for 5.75 years.;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Missing copy of HOA statement to verify correct HOA amount to determine if the estimated property costs were disclosed correctly. Final CD dated 02/24/25 (pg. 369) discloses HOA at $125 per month; $1,500 per year. Appraisal (pg. 203) shows $125 per month. AMC memo (pg. 171) requests correction to $135 per month per HOA statement. If HOA fee is $135 a corrective PC CD will be required. Final review pending. - EV2/B Post Closing Corrective action- LOE to borrower and corrected PC CD received.	TRID 0192 Appraisal Dated prior to Intent to Proceed Date - Appraisal is dated 11/19/2024 (pg. 197) which is prior to the application date of 02/04/2025. Missing transfer letter from broker to lender. - 03/11/25 Verification that the Broker paid for the appraisal upfront received. Appraisal fee collected from borrower at closing. No fees charged prior to closing.

DEED 0050 Scrivener's Error - Mortgage notary date (pg. 469) says 3/24/2025. It should say 2/24/2025 as that is the date all loan docs were signed. The mortgage was not notarized on 3/24/2025 as that is a future date.  - 03/07/25 Affidavit of correction to recorded document received. Notary acknowledgment to be corrected.

900001549	XXXX	Funded	2	2	1	1				Verified employment history - Borrower has been employed with (employer) as (title) for xxx years.; Verified occupancy in subject property - Borrower has owned and occupied the subject property for xxx years.;	CRED 0004 Back-end Ratio exception (DTI) - Review DTI of 47.87% vs lender 1008 39.72%. Variance in net rental income from REO 2. In reviewing the lender's rental income wks, lender did not subtract the total expenses of $xxx per the Sch E. Borrower does meet the requirements up to DTI of 50%. - EV2/B Non-Material. Borrower does meet the requirements for DTI of 50%.
900001539	XXXX	Approved	2	1	2	1	Low LTV/CLTV/HCLTV - Low OCLTV of 63.62%.; Verified occupancy in subject property - Borrowers have owned and occupied the subject property for xxx years.;	DEED 0050 Scrivener's Error - On signature line of Mortgage M2 has crossed out her name. Correct name is not written in. M2 name is typed as XXX XXX. Should be XXX XXX per Name Affidavit. No correction is made to M2 name on page xxx of Mortgage. - EV2/B Non-Material Changes to name initial by borrower and Signature/Name Affidavit reflects name as signed.

ROR 0002 Right of Rescission is Incomplete - ROR for B2 has her name crossed off below signature line. Correct name is not written in. Correct name is XXX XXX. - EV2/B Non-Material Changes to name initial by borrower and Signature/Name Affidavit reflects name as signed.

NOTE 0060 Scrivener's Error - B2 name on signature line of Note has been crossed out. Correct name is not written in. Name was typed as XXX XXX. Should be XXX XXX per Name Affidavit. - EV2/B Non-Material Changes to name initial by borrower and Signature/Name Affidavit reflects name as signed.	TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Missing valid COC for increase of Loan Discount on CD issued xx/xx/xxfor Discount increased from $xxx (.625%) to $xxx (1.25%) which is variance of $xxx. COC on states value is different than estimated. Value came in higher, which reduces the LTV. This is not a reason to increase the discount points. Lender credit of $xxx added on Final CD offsets the increased Credit Report fee. - 03/18/25 LOE and screen print from the lender's LOS received. Additional factors for change noted in comments include updated CBR was required, fico decreased resulting in the lock having to be adjusted. Discount increased from .625% to 1.25%. Finding cleared upon re-submission with accurate COC reason.

900001520	XXXX	Funded	2	1	2	1				Low LTV/CLTV/HCLTV - Low CLTV of 51.52%.; Verified reserves - 42 months of verified reserves when guidelines required none based on low LTV.; Verified employment history - Borrowers have been self-employed owners of (company) for xxx years.;	TRID 0148 LE or CD is Deficient - CD Escrow Account section is deficient, lender does not indicate if an escrow account was declined or if one was not offered. - EV2/B Non-Material
900001545	XXXX	Approved	2	1	2	1				Low LTV/CLTV/HCLTV - Low CLTV of 68.55%.; Verified employment history - Borrower has been employed with current employer for xxx years.;	COMP 0020 Incomplete Change of Circumstance - COC describes increase in loan amount with resulting increase in Loan Discount and Mortgage Tax. COC does not explain why the credit report fee also increased. - EV/B Post-Closing corrective action- Copy of PC CD dated xx/xx/xx received with LOE to borrower, Copy of refund check in the amount of $xxx, and (courier) tracking. Delivery verified xx/xx/xx. Receipt of this PC CD and refund is sufficient to cure the 0% tolerance fee.
900001548	XXXX	Funded	2	2	1	1	Verified employment history - The borrower's business has been in operation since 2012.; Low DTI - DTI 21.56%, up to 45% acceptable;	CRED 0082 Income Documentation is Insufficient - Missing written business narrative, required per guidelines. - Investor Acknowledged Exception	CRED 0067 Missing Verifiable Months of Income Earnings - Missing p1 of the 2/29/2024 statement used in income calculation, only pages 2-6 present in the file (p504). Unable to complete review of 12 months bank statements, used the XX/XX net deposits of $325,810.52 from the calculator.

 - 03/11/25 Page 1 of statement received.  Deposits/income calculation updated.

900001550	XXXX	Funded	1	1	1	1				Verified employment history - Borrower has been (title) of (company) for xxx years in addition to maintaining a full time job as a (title) with multiple companies.; Verified occupancy in subject property - Borrower has occupied and owned the subject property for xxx years.;
900001571	XXXX	Approved	2	1	2	1	Verified employment history; Verified reserves;	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - Initial CD issued 02/19/2025 discloses an APR of 8.824%. The rate is lowered and the final APR disclosed on CD issued 02/24/2025 is 8.472%. Corrected APR was not disclosed 3 days prior to closing. - EV2/B Non-Material APR decreased thus benefit to borrower.	APRV 0010 Underwriting Loan Approval is Deficient - Missing final approval/1008. The documents in the file (pxx, 158) reflects an interest rate of 8.375%, per the Note (pxxx) the interest rate is 8.125%. - 03/17/25 Final loan approval reflecting rate of 8.125% received.

TRID 0172 Missing revised LE after Change of Circumstance - COC (Page xxx) states loan amount was changed on 02/06/2025 to $147,000. COC (Page xxx) states the same change, disclosed with CD issued 02/19/2025. Missing LE or CD showing change in loan amount corresponding to COC issued 02/06/2025 within the required timeframe. - 03/20/25 Cleared per lender response as no corresponding disclosure was issued with the COC.  Updated disclosure provided at the time the loan was locked.

900001532	XXXX	Funded	2	1	2	1				Low LTV/CLTV/HCLTV - Low CLTV of 59.46%.; Verified occupancy in subject property - Borrowers have occupied the subject property for xxx years.; Income verified was not used in qualifying - B2 has a full time job with (employer) and her income was not used or needed in qualification.;	TRID 0148 LE or CD is Deficient - Escrow Account information on the Final CD dated xx/xx/xx does not reflect if the borrower declined or if the lender did not offer an escrow account. - EV2/B Non-Material
900001536	XXXX	Funded	1	1	1	1	Verified employment history - The borrower has been with their current employer xxx years.; Low DTI - DTI 34.72%, up to 45% acceptable.;	APPR 0076 Appraisal Discrepancy - The subject property has financed solar panels, per the credit report the balance is $xxx. Appraiser comments that the borrower stated the panels would be paid off at closing and if they were not there could be an impact on the conclusion of the appraisal report. Per the final CD they are not paid off and there is no credit supplement reflecting a $0 balance. Missing updated appraiser comments adjusting as needed to address the financed solar panels. - 03/12/25 Updated appraisal received. Supplemental Addendum reflects the following update **xx/xx/xx Revision Request** If solar panels are not paid off at closing, the conclusion does not appear to be impacted since the conclusion of this report is still supported.

900001540	XXXX	Approved	1	1	1	1				Verified reserves - 36 months of verified reserves when guidelines required 2 months.; Verified occupancy in subject property - Borrower has occupied the subject property for xxx years.;			CRED 0091 Missing Tax Transcript(s) - Missing wage & income transcripts as required by guidelines. - 03/17/25 xxxx/xxxx 1040 transcripts received.
900001526	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 57.713%.; Verified employment history - Borrower has been employed with (employer) for xxx years as (occupation).;
900001530	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 49.06%.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for xxx years.;
900001551	XXXX	Approved	2	2	1	1	Verified reserves - 2 months PITIA reserves or $xxx required, borrower is receiving 39.82 months PITIA or $xxx in cash out proceeds.; Verified credit history - FICO 777, minimum required 700.;	CRED 0082 Income Documentation is Insufficient - Missing written Business Narrative, as required per guidelines. - Investor acknowledged Exception	CRED 0006 Missing Employment doc (VVOE) - Missing verification of the borrower's xxx employment within 30 calendar days of the Note date, as required per guidelines. There is a CPA Letter in the file (pXX-XX) but it is not dated. No verification of the CPA in the file. - 03/13/25 CPA letter dated xx/xx/xx received.

900001552	XXXX	Funded	2	1	2	1				Verified employment history - Borrower has been employed with (company) as (occupation) for xxx years.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for xxx years.;	TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final CD dated xx/xx/xx does not indicate if the borrower declined an escrow account or if the lender does not offer one. - EV2/B Non-Material		DEED 0021 Missing Legal Description on Mortgage/DOT - Legal Description is not attached to or contained within Mortgage. - 03/12/25 Schedule A to mortgage received.
900001547	XXXX	Funded	1	1	1	1				Verified employment history - Borrower has been (title) of )company) for xxx years.; Low DTI - Low DTI of 14.58%.;
900001562	XXXX	Approved	2	1	2	1	Low LTV/CLTV/HCLTV - Low CLTV 59.23%.; Verified reserves - 191 months of verified reserves when none were required per guidelines based on low LTV.; Verified employment history - Borrower has been employed with (business) as (position) for 14.8 years.;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Updated: Final CD (date) disclosed Estimated Property Costs over Year 1 of $8765.88. With verified HOA dues of $571/month, review calculated $11,775.00. Variance is due to lender using the basic policy premium vs the actual policy premium of $1628.12 and HOA dues of $335/month.

Original: Final CD (date) disclosed Estimated Property Costs over Year 1 of $8765.88. Review calculated $8943. Variance is due to lender using the basic policy premium vs the actual policy premium of $1628.12 ** Note final calculation is pending verification of subject HOA dues.** - 03/31/2025 - Recd PCCD with cover letter.	CRED 0133 HOA Payment is not verified - Missing verification of subject HOA dues. Review utilized estimated amount of $335 per the 1008 to qualify. - 03/28/2025 3/28/2025 - Recd evidence of subject HOA payment, $571/month. DTI with HOA and VA benefits 39.98%.

ROR 0009  Loan Disbursement Date is on or before the required Right of Rescission Expiration Date  - Missing copy of the final settlement statement for dry funding state to verify the actual disbursement date.  Final CD (date) reflects the disbursement (date) which is the same date that the ROR expired.  Earliest disbursement date would have been (date). - 03/21/2025 - Final Settlement Statement provided reflecting a disbursement (date). Finding cleared.

CRED 0082 Income Documentation is Insufficient - Missing documentation to verify (agency) benefits of $1523.93 used to qualify for B1.  (DTI excluding this income results to 45.72%.  It is noted that the borrower does qualify for DTI up to 50%) - 3/28/2025 - Recd evidence of (agency) Benefit, $4,044.91.  DTI with HOA and (agency) benefits 39.98%.

900001535	XXXX	Funded	1	1	1	1				Verified occupancy in subject property - Borrower has owned/occupied the subject property for xxx years.; Verified housing payment history - 73 months of verified mortgage history paid 0x30 since 06/2018.;
900001546	XXXX	Funded	2	1	2	1	Verified reserves - 11 months verified reserves when guidelines required 2 months.; Verified employment history - B1 has been employed with employer for xxx years as (occupation).;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations. - EV2/B Non-Material	APP 0001 Missing Final 1003 Application - Missing copies of the final executed 1003s for all borrowers. Application in file indexed as "Final" is the initial which was executed by the borrowers on xx/xx/xx. Closing date xx/xx/xx. - 03/18/25 Final executed 1003s for all borrowers received.

900001569	XXXX	Approved	2	1	2	1				Verified employment history; Low DTI;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate		CRED 0082 Income Documentation is Insufficient - Missing business narrative as required for bank statement program. - 03/14/25 Business narrative received.
900001570	XXXX	Funded	2	1	2	1	Verified reserves; Verified occupancy in subject property - Borrowers have owned and occupied the subject property for 9 years.;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - COC (Page 50) for the increased credit report fee ($25 to $55) states reason for the increase is actual cost per invoice. This would not be considered valid change in circumstance for the increase. Refund for fees over the legal limit required. - EV2/B Post-Closing Corrective Action -03/26/25 Delivery verified.

											03/21/25 LOE, PC CD dated 03/20/25, refund check in the amount of $30, and Fed-Ex tracking received.
900001572	XXXX	Funded	2	1	2	1				Verified employment history; Verified occupancy in subject property;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing
900001556	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - Low CLTV of 58.82%.; Verified employment history - Borrower has been employed with current employer for xxx years.;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for added title endorsement of $xxx. Appraisal was completed subject to, thus requiring a re-inspection fee of $xxx added on CD issued xx/xx/xx. Discount increase may be removed due to rounding. -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on xx/xx/xx: Loan Discount, Title Endorsements, Re-Inspection Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - 03/25/25 COC dated xx/xx/xx for re-inspection fee received. Finding cleared upon re-submission with COC.

900001559	XXXX	Approved	1	1	1	1	Verified employment history - B1 has been employed with current employer for 15 years. B2 has been employed with current employer for 18 years.; Verified occupancy in subject property - Borrowers have owned and occupied the subject property for 8 years.;	TITL 0014 Title Policy - Schedule B Exception - 03/25/25 Email received from LRCP: We would not consider this an exception as the property is owned “fee simple” and Indian claims are considered a minor impediment per Fannie if the title company insures against loss. In this case, the title company is insuring against any loss from this claim per the language in report.

900001568	XXXX	Funded	2	1	2	1				Verified reserves - 12 months of verified reserves when guidelines required 2 months.; Verified employment history - B1 has been employed with current employer 16.5 years.;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for CD issued 3/3/2025 on page 696 increasing the discount fee.
900001585	XXXX	Approved	2	1	2	1	Low LTV/CLTV/HCLTV - Low CLTV of 57.47%.; Low DTI - Low DTI of 28.88%.;	TXEQ 0008 Final Application not provided within 1 business day of closing - Final app (xxx) esigned date typed x/x/xxxx. Security agreement (xx) hand signed x/x/xxxx. - EV2 Post-Closing Corrective Action	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - CD issued xx/xx/xxxx (xxx) has disbursement date of xx/xx/xxxx. ROR (xxx) hand dated xx/xx/xxxx. - 03/19/25 ROR reflecting transaction date and execution date of xx/xx/xxxx and expiration date of xx/xx/xxxx received. Lender verified the borrower made a mistake with the notary and we got it corrected. That is why there were two RTC in the file.

ROR 0012 ROR cannot expire in less than 3 business days from the execution or transaction date - ROR (xxx) hand dated same date as expiration date of xx/xx/xxxx.  - 03/19/25 ROR reflecting transaction date and execution date of xx/xx/xxxx and expiration date of 03/06/25 received.  Lender verified the borrower made a mistake with the notary and we got it corrected. That is why there were two RTC in the file.

900001543	XXXX	Funded	1	1	1	1				Verified reserves - No reserves required, borrower is receiving $xxx or 37.91 months reserves in cash out proceeds.; Verified housing payment history - 24 months satisfactory mortgage payment history required, 1st mortgage 47x0x30;			APRV 0003 Missing Loan Approval Date - Missing lender approval/underwriting decision. - 03/18/25 Lender loan approval received.
900001588	XXXX	Funded	2	1	2	1	Low LTV/CLTV/HCLTV - Low CLTV of 32.19%.; Verified employment history - Borrower has been employed with (redacted) as Sr Systems Administrator for 17 years.;	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - 2nd Trustee ROR dates were changed to reflect transaction (date) and expiration (date). Same date as the disbursement date on final CD issued (date). - 04/10/2025 - Exception is downgraded to EV2/B with the attached PCCD / dry funding CD that matches the final settlement statement presented (date), disbursement (date).	TRID 0077 Last Closing Disclosure Total Interest Percentage (TIP) < System Calculated

TRST 0003 Trust Agreement is Incomplete - Trust certificate is not executed.  - 03/18/25 Executed and notarized Certification of Trust received.

900001592	XXXX	Funded	2	2	2	1	Verified reserves - No reserves required, borrower is receiving ($) or 25.34 months reserves in cash out proceeds.; Low LTV/CLTV/HCLTV - CLTV 49.36%, up to 85% acceptable.;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing valid COC for increase in Loan Discount Fee on Final CD issued xx/xx/xx (pg. xxx). COC on page xxx says loan parameters update - pricing change. No explanation for what parameters were updated nor why pricing changed. Rate did not change. - 3/28/2025 - Recd PCCD, LOE, evidence of ($) refund and FedEx Label. Exception downgraded to EV2 due to post closing corrective action.

CRED 0072 VVOE dated outside of required timeframe - Added 03/24/25 Missing paystub dated w/in 15 days of closing or VVOE completed prior to closing. Most current pay stub is dated xx/xx/xx, Note date xx/xx/xx, VVOE xx/xx/xx. - EV2/B Investor Acknowledged exception	CRED 0006 Missing Employment doc (VVOE) - Missing verification of employment for B2 within 10 business days prior to the note date. The only VOE in the file is for B1 which was not used. - 03/20/25 VVOE for B2 completed xx/xx/xx received.

900001597	XXXX	Approved	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 61.48%.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 6 years.;
900001553	XXXX	Approved	1	1	1	1	Low LTV/CLTV/HCLTV - Low CLTV of 60.48%.; Low DTI - Low DTI of 26.68%.; Verified employment history - B2 has been employed with (company) as (title) for xxx years.;	TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Lender credit of xxx is insufficient to cure the fee variance caused by increase in subordination fee of $xxx on CD issued xx/xx/xx and variance allowed on increase of recording fees of $xxx on CD issued xx/xx/xx. Since lender credit is less than the total variance amount of $xxx, it is not sufficient to cure the variance. -- A Lender Credit for Excess Charges of ($xxx), Principal Reduction for Excess Charges of ($xxx), and general or specific lender credit increases of ($xxx) were applied to the total fee variance of ($xxx) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. - 03/21/2025 - xx/xx/xx COC for addition of Subordination Fee and increase of Recording fee provided. Finding cleared.

900001541	XXXX	Funded	1	1	1	1				Verified reserves - 20 months of verified reserves when guidelines required 2 months.; Verified employment history - Borrower has been employed with present employer for 6.8 years.;
900001615	XXXX	Funded	2	1	2	1	Verified reserves - 15 months of verified reserves when guidelines required 2 months.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 3 years.;	TRID 0089 Disclosed Finance Charge Must Be >= Actual Finance Charge - $35 - Lender Compliance Report shows ($) Settlement Agent Fee was not included in Lender calculated Finance Charge. (Note: Tested fee description as both Settlement Fee and Signing Agent Fee with same results.) -- The disclosed finance charge ($) is ($) below the actual finance charge ($). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1) - 04/23/2025 - RTC was delivered to borrower on xx/xx/xx per Fedex tracking provided. 3 days to rescind was xx/xx as was dated on the RTC delivered to the borrower for the reopening of rescission. Finding resolved with post close cure EV2/B.

TRID 0087 Closed-End APR Disclosure Tolerance - Lender Compliance Report shows ($) Settlement Agent Fee was not included in Lender calculated Finance Charge. Inclusion of fee in finance charge total creates an APR violation. (Note: Tested fee description as both Settlement Fee and Signing Agent Fee with same results.) -- The disclosed APR (9.689) is lower than the actual APR (9.889) by more than .125%. The Truth in Lending Act considers a disclosed APR inaccurate if it is lower than the actual APR by more than .125% on a regular mortgage transaction. (12 CFR 1026.17(f), 1026.19(a)(2), & 1026.22(a)(2)) - 04/10/2025 - EV2/B Recd PCCD (no changes from prior pccd), cover letter, refund check ($), and courier receipt to evidence delivery to borrower was completed within 60 days of consummation. New rescission period expired (Stip xx/xx)	CRED 0026 Non-Arms Length Transaction - Broker has the same last name as borrower. Per Fraud Guard cleared comment, this is a non-arms length transaction - per guidelines this is not a conflict of interest. Missing investor acknowledgement for the relationship between borrower, non-borrowing title holder, and broker. - 03/20/25 Recd LOE from LO confirming that the borrower is his sister. Per guidelines the only restrictions to a Non-Arm's length transaction are related to FSBO. Finding cleared.

900001518	XXXX	Funded	1	1	1	1				Verified reserves - 28 months of verified reserves when guidelines required 2 months.; Low DTI - Low DTI of 28.92%.; Verified housing payment history - 99+ months of verified mortgage history paid 0x30 since xx/xxxx.;
900001524	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 43%.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for xx years.;
900001578	XXXX	Approved	1	1	1	1	Verified employment history - B1 has been self employed owner for 9 years. B2 has been employed with current employer for 27 years.; Verified occupancy in subject property - Borrowers have owned and occupied the subject property for 17 years.;	TRID 0130 Missing Intent to Proceed - Missing executed Intent to Proceed. ITP on page xxx is not executed. - 03/20/25 ITP received.

TRST 0003 Trust Agreement is Incomplete - Missing copy of Trust documents or executed Certification of trust. Trust cert (page xxx/xxx) provided is not executed.  - 03/20/25 Executed Certification of Trust received.

900001620	XXXX	Approved	1	1	1	1	Verified employment history - B1 has been employed with current employer for 17.5 years.; Verified occupancy in subject property - Borrowers have owned and occupied the subject property for 7.3 years.;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for CD issued 3/7/2025 (page 36) for the re-added credit and processing that was removed on prior CD issued xx/xx/xxxx (page xx). - 3/21/2025: Credit report fee and Processing fee on the Final CD are less than on the Initial LE. Exception cleared.

DEED 0007 Missing PUD Rider - Missing PUD Rider.  Subject mortgage page xxx is not marked as having a PUD Rider.  Title reflects the subject to be a PUD and the Mortgage to the 1st lien includes a PUD rider (pg xxx). - 04/14/25 Copy of recorded mortgage with executed PUD rider received.

TITL 0014 Title Policy - Schedule B Exception - 8. Judgment in favor of (redacted) (Default Final Judgment on page xxx IAO ($)).

9. Judgment Instrument no. xxxxxxxxx. No certified copies have been recorded as of the effective date hereof.

10.Judgment Instrument no. xxxxxxxxx. No certified copies have been recorded as of the effective date hereof.

11.Judgment Instrument no. xxxxxxxxx. Although the prelim is dated xx/xx/xx it reads No certified copies have been recorded as of the effective date hereof, yet default final judgment matching instrument #xxxxxxxxx recorded xx/xx/xx IAO Principal ($) with cost of ($) is on page xxx.

**Non-Identity Affidavit in file recorded xx/xx/xx, page xxx.  Non-Identity Affidavit not referenced within title commitment.  New affidavit with subject signing not within file. - 3/28/2025 - Recd short form final title policy with no judgments reflected.

900001584	XXXX	Funded	1	1	1	1	Verified housing payment history - 87 months of verified mortgage history paid 0x30 since 02/2017.; Verified occupancy in subject property - Borrowers have owned and occupied the subject property for 4.2 years.;	HUD 0017 Missing Cash to Borrower - Subject loan is a no cost refinance to borrower to cure defects from prior loan closed in xx/xx. Original Cash in hand ($), Cash with debt ($). - Noted for Informational purposes as loan appears to be a rate term per the subject CD.

NMLS 0011 NMLS IDs do not match - Final application pg 590 reflects Lender's state License ID of ##### instead of the NMLS ID of ####. - 04/14/25 Response from compliance department received confirming that the ID ##### is the branch ID.  Finding cleared.

HUD 0018 Missing Cash to Borrower including Debt Payment - Subject loan is a no cost refinance to borrower to cure defects from prior loan closed in xx/xx. Original Cash in hand ($), Cash with debt ($). - Noted for Informational purposes as loan appears to be a rate term per the subject CD.

900001596	XXXX	Approved	1	1	1	1	Low LTV/CLTV/HCLTV - Low CLTV of 55.79%.; Verified occupancy in subject property - Borrower has owned and occupied the subject property for 11.6 years.;	CRED 0091 Missing Tax Transcript(s) - Missing (years) (individual) transcripts. If (individual) transcripts support support business income (business) transcripts are not required. - 04/05/2025 - Recd most recent two years tax transcripts.

900001580	XXXX	Approved	1	1	1	1				Verified reserves - 47 months of verified reserves when guidelines required 2 months.; Verified employment history - Borrower has been employed with Kaiser Permante as a Consultant V for 13.33 years.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 7.5 years.;
900001577	XXXX	Approved	1	1	1	1				Low LTV/CLTV/HCLTV; Verified occupancy in subject property; Low DTI;
900001560	XXXX	Approved	1	1	1	1				Verified reserves; Verified occupancy in subject property;
900001558	XXXX	Funded	2	1	2	1				Verified employment history; Verified occupancy in subject property;	NOTE 0059 NMLS IDs do not match
900001564	XXXX	Funded	1	1	1	1				Verified reserves; Verified credit history;
900001581	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - Low CLTV of 58.057%; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 23 years.;	FRAUD 0001 Fraud report alerts have not been addressed - Missing documentation used to clear High Fraud alert for possible association with a business although self-employment was not disclosed. - 3/28/2025 - Recd LoanSafe Alerts summary with items addressed. Alert cleared as the business is no longer active. Fraud report reflects last see 11/28/2017 and no longer active (orig file pxxx)

900001583	XXXX	Approved	2	1	2	1	Verified occupancy in subject property - Borrower has owned/occupied the subject property for 13.5 years.; Low DTI - Low DTI of 28.69% < 45%.;	HUD 0028 Loan Disbursement Date and Interest From on HUD do not match - Missing copy of Final CD for dry funding state. CD issued (date) shows disbursement (date) and an Interest From (date). Final settlement statement also reflects interest from (date). - 03/31/2025 - Exception is downgraded to EV2/B with the attached PCCD.	TRID 0023 Last Loan Estimate Sent Method Not In Person and No Received Date - Missing the disclosure tracking to verify receipt of the LE issued (date) is stamped for electronic receipt but the date is illegible. - 03/28/2025 - Recd disclosure tracking.

900001599	XXXX	Funded	2	2	2	1	Verified employment history - Borrower has been self employed for 15.91 years.; Verified occupancy in subject property - Borrower has occupied/owned the subject property for 7.5 years.;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Final CD dated (date) disclosed Estimated taxes, Insurance, and Assessments of ($) with Estimated Property Costs over 1 yr of ($) (12 mths). Review calculated Estimated taxes, Insurance, and Assessments of ($) with Estimated Property Costs over 1 yr of ($) (12 mths). - 04/10/2025 - EV2/B Recd PCCD and cover letter.

CRED 0082 Income Documentation is Insufficient - Missing business narrative for self employment bank statement qualification. - Investor Acknowledged Exception.

TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - CD issued and received (date) states an APR of 8.956%.

CD issued and received (date) states an APR of 8.828%.

											CD issued (date) and received (date) states an APR of 8.778%. - EV2/B Non-Material APR Decreased.
900001565	XXXX	Funded	1	1	1	1				Verified housing payment history; Verified employment history;
900001566	XXXX	Approved	2	1	2	1				Verified reserves - 39 months of verified reserves when guidelines required 2 months.; Verified employment history - Borrower has been employed as a (position) for 16.5 years.;	TRID 0161 Missing Evidence of valid COC for interim disclosed Loan Estimate/Closing Disclosure. - Missing valid COC for increase in Credit Report Fee from $25 to $55 on CD issued (date). COC says loan amount lowered due to lower appraised value, resulting in increased origination fee (discount points increased). This does not justify an increase in the credit report fee. - EV2/B - Recd PCCD, cover letter, coy of refund check $30, and courier tracking receipt to evidence delivery to borrower within 60 days of consummation.
900001567	XXXX	Funded	1	1	1	1				Verified housing payment history; Verified occupancy in subject property;
900001573	XXXX	Funded	1	1	1	1				Verified reserves; Verified occupancy in subject property;
900001575	XXXX	Funded	1	1	1	1				Verified housing payment history; Verified occupancy in subject property;
900001606	XXXX	Funded	1	1	1	1	Verified reserves - 34 months of verified reserves when guidelines required none based on LTV <75%.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 6.83 years.;	TRID 0163 CD is not within 3 business days of Change of Circumstance. - Two COC disclosures with describing a change in the loan amount, one dated xx/xx/xxxx and one dated xx/xx/xxxx (Page xxx, xxx). The order of the disclosures is LE issued xx/xx/xxxx followed by CD issued xx/xx/xxxx. Either missing an LE/CD corresponding to the COC dated xx/xx/xxxx or the change was not disclosed within 3 business days. - 04/15/25 Lender confirmed an interim disclosure was not issued or provided to the borrower in between the LE issued xx/xx/xx and the CD issued xx/xx/xx. No fee violations. Finding cleared.

900001563	XXXX	Approved	1	1	1	1				Low LTV/CLTV/HCLTV; Verified occupancy in subject property;			TRID 0137 Cannot Reconcile LE / CD Versioning
900001574	XXXX	Funded	1	1	1	1				Verified occupancy in subject property - Borrower has owned/occupied the subject property for 9.58 years.; Verified reserves - 33 months of verified reserves when guidelines required none based on current CLTV.;
900001576	XXXX	Funded	1	1	1	1				Verified employment history - Borrower has been employed with same company for 19.3 years.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 15 years.;
900001684	XXXX	Funded	2	1	2	1				Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 18.25 years.; Low DTI - 26.32% DTI < 45%.;	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Missing final CD. Subject is located in a dry funding state. Loan disbursement date(date) per CD issued (date), ROR expiration date changed to (date). - 05/22/2025 - EV2/B Recd Dry Funding CD and corresponding settlement statement, disbursement (date).		DEED 0007 Missing PUD Rider - Property is indicated to be a PUD. Missing a PUD rider. - 05/19/25 - Finding is cleared with the attached executed PUR Rider with letter of intent to re-record.
900001582	XXXX	Approved	2	2	1	1	Verified housing payment history - 99+ months of verified mortgage history paid 0x30 since xx/xxxx.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 7 years.;	CRED 0082 Income Documentation is Insufficient - Missing business narrative. - Investor Acknowledged Exception.	FRAUD 0001 Fraud report alerts have not been addressed - High fraud alerts not cleared (pg xxx) - 04/01/25 Updated fraud report received.

COMP 0010 Missing Affiliated Business Disclosure - Missing Affiliated Business Disclosure or  FACTS disclosure to confirm no affiliates.   - 04/01/25 Confirmation received from lender that there is no business affiliate on this loan.

900001614	XXXX	Funded	2	1	2	1	Verified employment history - Borrower has been self employed in same business for 30 years.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 23 years.; Low DTI - Low 2.4% DTI.;	HUD 0028 Loan Disbursement Date and Interest From on HUD do not match - Missing copy of final CD for dry funding state. CD dated xx/xx/xx pg xxx executed on xx/xx/xx reflects a disbursement date of xx/xx/xx with interest from xx/xx/xx. Final settlement statement pg xxx reflects a disbursement date of xx/xx/xx with interest from date of xx/xx/xx. - 04/03/2025 - Recd dry funding PCCD and cover letter, difference of 1-day disbursement date and interest from date in CA is acceptable.

TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Recd dry funding CD. Recording Fee increased from ($) to ($), difference of ($). Missing COC for the increase to the recording fee.

-- A Lender Credit for Excess Charges of ($0.00), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($125.50) were applied to the total fee variance of ($137.10) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance

											- 04/23/2025 - Post-close cure provided for increase in recording fees. Copy of PCCD, LOE, Refund and Proof of Delivery provided. Finding resolved to EV2/B.
900001579	XXXX	Approved	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 66.95% with a max allowed of 85%.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 17.16 years.; Verified credit history - 728 Fico w/a minimum requirement of 680.;
900001626	XXXX	Funded	2	1	2	1	Low LTV/CLTV/HCLTV - Low CLTV of 58.21%.; Low DTI - Low DTI of 29.69%.;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - 1) Missing COC for the addition of the Subordination Fee of ($) on CD issued xx/xx/xxxx pg xx.

2) Missing COC for increase in Lender Discount of from ($) to ($) on CD issued x/xx/xx pg xxx. - 04/23/2025 - Fedex confirmation of borrower receipt of delivered on x/xx/xxxx. Finding cleared as EV2/B.	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - B1's name on 1003 pg xxx is (redacted) and marked as a male. Drivers license pg xxx matches 1003. VA award letter dated x/xx/xxxx pg xxx is for (redacted). CBR pg xxx shows name variation of (redacted) and (redacted). No letter of explanation in file. - 04/10/25 Finding cleared. DL reflects changed name. Verified social security number on the benefits letter matches the 1003/credit report. Signature/name affidavits reflect both names.

900001607	XXXX	Approved	1	1	1	1	Low LTV/CLTV/HCLTV - Low CLTV of 37.77%.; Verified employment history - Borrower has been self employed co-owner of same business for 14 years.;	FRAUD 0001 Fraud report alerts have not been addressed - Missing updated and rescored fraud report with all high alerts addressed. - 04/07/2025 - Recd fraud finding summary with fraud variances cleared.

900001587	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - Low CLTV of 69.31%.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 20 years.;	HCOST 0001 High Cost Failure - The loan fees ($) exceed the (FED2014) (Note Amount >=($)) fee limit, which is 5% of the Total Loan Amount ($), the difference is ($). (12 CFR 1026.32). -- In reviewing the lender's Mavent Report dated xx/xx/xx (pg xxx) the failure appears to be related to the following fees paid to an affiliate that were not included by the lender: Lender Title Policy ($), Title Exam ($), Title Search ($).

The loan fees ($3,731.00) exceed the (GA2014) High Cost fee limit, which is ($3,546.38), the difference is ($184.62). ---- In reviewing the lender's Mavent Report dated 03/26/25 (pg 326) the failure appears to be related to the following fees paid to an affiliate that were not included by the lender: Title Exam $200, Title Search $100. - 04/15/2025 04/14/25 Cleared per response received from lender: (lender) only has 23.88% ownership in (redacted). As such, (redacted) is not an affiliate for the purposes of Hoepa.

900001589	XXXX	Approved	2	1	2	1	Verified housing payment history - 99+ months of housing payments paid 0x30 since xx/xxxx.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 11.33 years.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations. - EV2 Non-Material	APRV 0010 Underwriting Loan Approval is Deficient - Missing lender loan approval and final 1008. 1008 in file reflects other payments of $1317 and DTI of 44.87%. Actual other payments $1568. (1003 liabilities are accurate.) Review DTI is 45.91%. - 04/09/25 Lender loan approval received with credit supplement that verified a 0 balance and payment for an account that was included by review. Final review DTI 44.14%.

900001683	XXXX	Funded	1	1	1	1	Verified housing payment history - 53 months of verified mortgage history paid 0x30 since XX/XXXX.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for XX years.;	CRED 0091 Missing Tax Transcript(s) - 1-Missing tax transcripts for B1 for XXXX or XXXX. File contains year XXX only.;

2-Missing two year tax transcripts for B2. - 05/20/2025 Wage and income transcripts for B1 and B2 received.

NOTE 0006 Missing Subordination Agreement - Missing subordination for XXXX on existing title commitment, not paid off in closing. - 04/28/2025 04/23/25 Notice of an XXXX received.  Per recorded document this is a notice as required by state law and does not constitute a title defect, lien, or encumbrance.

TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Unable to verify property taxes. Used taxes of $XXX per 1008 for testing.  *** Property taxes on property report and on ADV. - 04/10/2025 04/10/25 XXXX tax bill received supporting payment of $XXXX.

900001593	XXXX	Funded	1	1	1	1				Verified housing payment history - 99+ months verified mortgage history paid 0x30 since xx/xxxx.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 14 years.;
900001594	XXXX	Funded	2	1	2	1				Verified ownership of subject property - The borrowers have owned the subject property since xxxx.; Low LTV/CLTV/HCLTV - LTV 48.88%, up to 80% acceptable (85-5% for declining market); Verified credit history - 716 Fico w/a minimum requirement of 680.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations. - EV2/B Non-Material
900001600	XXXX	Funded	1	1	1	1	Verified employment history - B1 has been employed with the same company for 18 years.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 8.66 years.;	FRAUD 0001 Fraud report alerts have not been addressed - 1) Missing updated and rescored FraudGuard with all high alerts addressed. Supporting documentation to clear High Social Security Alert for B2 required. - 04/17/2025 04/17/25 Updated lender response received, finding cleared.

900001652	XXXX	Funded	2	1	2	1	Verified reserves - 2 months reserves or ($) required, 100+ months reserves verified exclusive of cash out proceeds.; Established credit history - Credit report reflects history back to (date) with no reported default.;	COMP 0027 Zero Tolerance Fee Violation - COC for increase in Appraisal Fee (Pge xxx) that corresponds to the LE issued xx/xx/xx does not describe a change validating the increase in the Appraisal Fee from ($) to ($). - EV2 Post Closing Corrective Action. - PC CD , LOE to borrower, copy of refund check and overnight tracking received.	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Missing final Alta settlement statement to verify actual disbursement date. Final CD dated xx/xx/xx pg xxx states disbursement date of xx/xx/xx which is prior to ROR expiration date of xx/xx/xxxx. (Lender to provide final/PC CD if applicable) - 05/01/2025 Final settlement statement verifying the disbursement date of xx/xx/xxxx received.

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing documentation to verify lender estimated improved tax amount of of ($) annually. Tax bill in the file pxxx reflects unimproved tax amount (subject was completed late xxxx).  The tax rate per the bill is 2.7737%, using this against the original purchase price of ($) the taxes would be ($) annually or ($) monthly.  Tax Info sheet (px-x) is not completed. - 05/01/2025 Finding cleared per lender response: Please see calculation of the estimated property taxes. This was discussed with the county tax assessor at (phone no.). The property is not assessed for the xxxx-xxxx tax year with improvements so the replace cost was used as the taxable value. Therefore, no further tax bill can provided at this time. Attached is the replacement cost from Marshall and Swift Estimator. Then, the calculation is completed as per the tax assessor’s calculations. If the purchase price xx/xx/xxxx was used:

$($) x .35 assessment ratio= ($)

$($) x 2.7737%= ($)/annual

$($)/12= ($)/mo

TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Unable to verify if amount disclosed is accurate. Review is pending lender tax estimate. - 05/01/2025 Lender tax estimate received.  Verify amounts are accurate.

DEED 0021 Missing Legal Description on Mortgage/DOT - Missing Exhibit A Legal Description to the Deed of Trust. - 04/15/2025 xx/xx/xx Copy of mortgage with Exhibit A received.

900001605	XXXX	Funded	2	1	2	1				Verified employment history - Borrower has been employed with the same company for 15.25 years.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 15 years.;	TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Lender credit of ($) is insufficient to cure 10% fee variance caused by added and increased fees on the final CD issued xx/xx/xxxx (page xxx). Endorsement increased by ($), Tax bill ($), Recording ($), Courier ($), Electronic delivery ($), Notary ($), Processing ($). (Lender's title policy increase of $.25 may be removed due to rounding) - 04/22/2025 Please see attached PCCD, copy of check and label. Please accept. Thank you.
900001586	XXXX	Approved	1	1	1	1				Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 9 years.; Low DTI - Low DTI of 28.03%.; Verified reserves - 17 months of verified reserves in addition to cash out at closing.;
900001612	XXXX	Approved	2	2	1	1	Low LTV/CLTV/HCLTV - Low CLTV of 70.19%.; Verified employment history - Borrower has been self employed owner of construction company for 5+ yeas.;	CRED 0004 Back-end Ratio exception (DTI) - Approved DTI 33.40%, Review DTI 36.72%. Variance is due to lender calculated ($) at 10% expense ratio per CPA letter vs review of ($) at guideline minimum of 20% expense ratio. DTI variance is > 3% but remains within approved limit per guidelines. - EV2/B Non-Material as max allowed DTI per guidelines is 45%.

											CRED 0082 Income Documentation is Insufficient - Missing business narrative for 12 month business bank statement loan. - EV2/B Investor Acknowledged Exception
900001591	XXXX	Approved	1	1	1	1				Verified reserves - No reserves required, borrower is receiving 24.65 months subject PITIA or ($) in cash out proceeds.; Verified housing payment history - 0x30x24 mortgage payment history required, credit report reflects 0x30x61;
900001595	XXXX	Approved	1	1	1	1				Verified reserves - 31 months of verified reserves when guidelines required 2 months.; Verified employment history - Both borrowers have been employed with their respective employers for 6+ years.;
900001598	XXXX	Funded	1	1	1	1				Verified reserves - No reserves required, borrower is receiving 49.45 months subject PITIA or ($) in cash out proceeds.; Low LTV/CLTV/HCLTV - CLTV 59.66%, up to 85% acceptable;			APRV 0003 Missing Loan Approval Date - Missing lender approval, only the unsigned 1008 is in the file. - 04/11/25 Lender loan approval received.
900001617	XXXX	Funded	1	1	1	1	Verified employment history - Borrowers have been employed with their same employers for 10 and 8 years respectively.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 3 years.;	CRED 0087 Tax Returns/Transcripts are Insufficient - Missing xxxx tax transcripts for both borrowers per lender guidelines. If xxxx returns no findings xxxx is required. - 04/24/2025 04/24/25 xxxx Wage and income transcripts received.

900001601	XXXX	Approved	1	1	1	1				Verified housing payment history - 99+ months of verified mortgage history paid 0x30 since xx/xxxx.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 7 years.;
900001609	XXXX	Funded	1	1	1	1	Verified reserves - 24 months of verified reserves when guidelines required 2 months.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 6.75 years.;	NTB 0001 Missing Net-tangible Benefit worksheet - Missing Net-tangible Benefit worksheet. - 04/21/2025 Exception reported in error, NTB Worksheet not required.

TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - 04/21/2025 Exception reported in error, lender disclosed 11 mths.

APPR 0012 Property Values Declining - Based on current activities there was a decrease in sales from December xxxx to January xxxx of -12.9%.  LTV max allowed 85%-5% LTV Exception - Appraisal reflects subject to be in a declining market which required a 5% LTV reduction.  Max allowed LTV/CLTV is 80% with a 777 FICO.  Lender approved at 79.82%. - 04/21/2025 Exception reported in error. Cleared Max allowed CLTV is 80%.

900001646	XXXX	Approved	2	1	2	1	Verified employment history - Borrower has been employed with same employer for 38 years.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 4.25 years.;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Unable to validate lender's Estimated Property Costs over Year 1 of ($) on the final CD dated xx/xx/xx pg x. Lender disclosed Estimated taxes, Insurance and Assessments of ($). Review calculated Estimated taxes, Insurance and Assessments of($)/Estimated Property Costs over Year 1 of ($). Taxes per tax cert pg xxx ($)/ ($), Ins ($)/ ($) pg xxx. - 04/30/2025 PCCD and LOX	FRAUD 0001 Fraud report alerts have not been addressed - Missing Sam.gov search used to clear high fraud alerts for property data collector. - 04/28/2025 xx/xx/xx SAM search received.

NOTE 0006 Missing Subordination Agreement - Missing subordination agreement to (redacted).  Noted on Junior Policy exception #xx. Solar docs xxx;xxx;xxx; xxx. - 04/28/2025 xx/xx/xx UCC Termination recorded xx/xx/xx received.

900001602	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV 54.11%.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 5.66 years.;
900001611	XXXX	Funded	1	1	1	1	Verified occupancy in subject property - Borrower has owned/occupied the subject property for 4 years.; Low DTI - Low DTI of 32.89%.;	TRID 0137 Cannot Reconcile LE / CD Versioning - Missing copy of final CD. Tracking (Page xxx) states PCCD issued xx/xx/xx and mailed. No CD issued xx/xx/xx located in file. - 04/22/2025 04/22/25 Copy of CD issued xx/xx/xx received.

900001613	XXXX	Funded	1	1	1	1				Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 15 years.; Low DTI - Low DTI of 34.94%.;
900001656	XXXX	Funded	2	2	2	1	Low LTV/CLTV/HCLTV - Low CLTV of 32.50%.; Verified employment history - Borrower has been self employed for 39.5 years.;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing valid COC for second LE issued xx/xx/xx. Appraisal fee increased from ($) to ($). COC (Page xxx) states appraisal fee increased but does not state why the fee increased. -- - 05/07/2025 Please see attached for the ($) refund that was added as required in the last comments. Thank you.

											CRED 0082 Income Documentation is Insufficient - Missing signed written business narrative that includes a description of the operation, primary product or service, customer base, number of full time employees, any other information. - EV2/B Investor Acknowledged Exception.		TRID 0119 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.
900001608	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - Low LTV of 45.31%.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 5.5 years.; Verified employment history - B2 has been employed full time with same employer for 11+ years.;	TRID 0134 Missing E-Sign Disclosure - Missing E-Sign Disclosure. - 04/16/25 Docusign tracking received that verified borrower(s) consented xx/xx/xx.

COMP 0010 Missing Affiliated Business Disclosure - Missing the Affiliated Business Disclosure or Facts Disclosure to verify if lender has any affiliates. If lender has no Affiliates an attestation of having no affiliates on company letterhead is acceptable. - 04/16/2025 04/16/25 Attestation of having no affiliates received.

CRED 0091 Missing Tax Transcript(s) - Missing two years of tax transcripts for B2's. - 04/16/25 B2 Wage and Income transcripts for xxxx/xxxx received.

900001621	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - OCLTV 53.27%.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 17 years.;	COMP 0010 Missing Affiliated Business Disclosure - ABD is not in file. FACTs Disclosure (Page xxx) does not confirm whether or not lender has affiliates. Tested Title Fees as paid to an affiliate with no changes to compliance testing results. - 04/22/2025 04/22/25 Attestation of having no affiliates received.

900001641	XXXX	Approved	2	1	2	1				Verified reserves - 19 months of verified reserves when guidelines required 2 months.; Income verified was not used in qualifying - B2 earns OT and bonus income that was not included in qualification.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations. - EV2/B Non-Material
900001651	XXXX	Funded	1	1	1	1	Verified employment history - Borrowers have been self employed 50/50 owners of their business for the last 15 years.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 25 years.;	CRED 0004 Back-end Ratio exception (DTI) - Review DTI of 45.46% exceeds the max allowed of 45%. Borrowers do not qualify for extended DTI due to being a bank statement loan. Variance from review DTI of 45.46% vs lender 44.68% appears to be in the "All other payments used to qualify". 1008 reflects ($). Review calculated ($). Review liabilities matched the final 1003. - 04/23/2025 xx/xx/xx Response received from lender that the (redacted) was excluded due to being paid by business. Verified (redacted) deductions in statements.

TRID 0192 Appraisal Dated prior to Intent to Proceed Date - Missing explanation as to why the appraisal was ordered prior to the Application Date/Intent to Proceed date of xx/xx/xx. -- A creditor or other person may not impose any fee, such as for an appraisal, underwriting, or broker services, until the consumer has received the disclosures required by § 1026.19(a)(1)(i).  - 05/07/2025 - Lender provided explanation. Finding cleared.

900001590	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 44.98%.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 35 years.;
900001603	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 45.53%.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 12.5 years.;
900001604	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low OCLTV of 49.62%.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 8 years.; Low DTI - Low DTI of 27.36%.;
900001635	XXXX	Funded	1	1	1	1	Verified housing payment history - Credit report confirms 30 months satisfactory mortgage rating.; Verified credit history - Middle Credit Score 752 > 700 Minimum Required.;	COMP 0047 File Documentation is Incomplete (Compliance) - Missing copy of existing 2nd lien Note, PRMG 3914. The loan was recently acquired and is not yet reporting on the borrowers credit report, thus unable to compare Note terms. - 04/23/2025 04/23/25 Copy of prior note received.

APRV 0003 Missing Loan Approval Date - Missing loan approval/underwriting decision with the loan approval date. - 04/23/2025 04/23/25 Lender loan approval received.

900001618	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 66.34%.; Verified employment history - Borrower has been employed with same employer for 12 years.;
900001622	XXXX	Funded	1	1	1	1				Verified reserves - 40 months of verified reserves when guidelines required 2 months.; Low DTI - Low DTI of 25.63%.;
900001630	XXXX	Funded	2	1	2	1	Verified employment history - Borrower has been employed for 6.69 years as a driller.; Verified ownership of subject property - Borrower has owned/occupied the subject property for 5.08 years.;	NOTE 0050 Note is Incomplete - First lien note signed by B1 and B2. Second lien note signed only by B1. Lender exceptions page xxx-xxx. - Investor Acknowledged Exception

NMLS 0011 NMLS IDs do not match - Note, Mortgage, and 1003 reflect Loan Originator as xx NMLS #######. Final CD dated xx/xx/xx pg xxx reflects xx NMLS ######. No explanation for change documented in file. - 05/01/2025 Please see LOX to borrower	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for addition/increase of Recording Service Fee of ($) in "Cannot Increase Category" on CD issued x/xx/xx pg xxx. - 04/22/2025 xx/xx/xx Agree with lender response, TPR Error. Finding cleared.

900001633	XXXX	Funded	2	2	1	1				Low LTV/CLTV/HCLTV - Low OCLTV of 36.55%.; Verified employment history - Borrowers Have been employed with their employers for 22 and 28 years respectively.; Low DTI - Low DTI of 24.72%.;	GIDE 0001 Guideline Exception(s) - Lender Exception page xx approved x/xx/xxxx. Original loan/note was IAO ($) dated x/xx/xxxx. Borrower applied ($) to principal and loan was recast xx/xx/xxxx. (Pages xxx-xxx) - Investor Acknowledged Exception
900001639	XXXX	Approved	1	1	1	1	Verified employment history - Borrower has been employed for 15 years with same employer.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 9 years.;	CRED 0133 HOA Payment is not verified - Missing verification of subject HOA costs. Review used estimate of ($) per month per the 1008. - 04/28/2025 xx/xx/xx Corrected appraisal received. HOA/PUD information updated.

APPR 0002 Appraisal is Incomplete - Missing corrected appraisal. Appraisal does not have subject property marked as a PUD and did not disclose any HOA fees.   - 04/28/2025 xx/xx/xxxx Corrected appraisal received.  HOA/PUD information updated.

TRID 0023 Last Loan Estimate Sent Method Not In Person and No Received Date - Missing the docutech eSign Process Summary for the LE issued xx/xx/xxxx--  - 04/28/2025 xx/xx/xx Updated response from lender received with a screen shot from the disclosure tracking.  Screenshots from the Disclosure Tracking show the LE was received and viewed by the borrower on x/x/xx.

900001649	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 58.79%.; Verified employment history - Borrowers have been employed with same employer for 24 and 19 years respectively.; Low DTI - Low DTI of 18.20%.;
900001623	XXXX	Funded	1	1	1	1				Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 20.5 years.; Low DTI - Low DTI of 29.49%.;
900001628	XXXX	Approved	2	1	2	1				Verified reserves - 19 months of verified reserves when guidelines required 2 months.; Verified employment history - Borrower has been employed for 8.16 years.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraisal does not contain verbiage affirming that it was prepared in accordance with Title XI of FIRREA and any implementing regulations. - EV2 / B Non-Material
900001648	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 57.92%.; Low DTI - Low DTI of 27.77%.;
900001619	XXXX	Approved	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 69.19%.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 7 years.;
900001627	XXXX	Approved	1	1	1	1	Verified occupancy in subject property - Borrower has owned/occupied the subject property for 3.83 years.; Verified housing payment history - 99+ months of verified mortgage history paid 0x30 since xx/xxxx.;	TRID 0161 Missing Evidence of valid COC for interim disclosed Loan Estimate/Closing Disclosure. - Missing COC for increase in Loan Discount Points from ($) to ($) on CD issued x/x/xxxx (pg. xxx). Discount points remain out of tolerance. - 04/24/2025 xx/xx/xxxx COC received, finding cleared upon resubmission.

900001629	XXXX	Approved	1	1	1	1	Verified reserves - 56 months of verified reserves when guidelines required 2 months.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 7.5 years.;	TRID 0192 Appraisal Dated prior to Intent to Proceed Date - Missing copy of Broker's ITP from borrower. Appraisal is dated as of xx/xx/xxxx which is prior to the date the borrower gave their Intent to Proceed to lender on xx/xx/xxxx (Page xxx, xxx). - 04/28/2025 xx/xx/xxxx Broker ITP received. ITP given xx/xx/xx.

900001645	XXXX	Funded	2	2	1	1	Low LTV/CLTV/HCLTV - Low CLTV of 64.45%.; Verified employment history - Borrowers have been self employed in the same business for 16 years.;	CRED 0082 Income Documentation is Insufficient - Missing signed written business narrative that includes the following: Description of business operation, Primary products and or services, Who is the customer base, Number of full-time employees, Any other information that would help determine eligible deposits. - 05/05/2025 EV2/B Investor Acknowledged Exception	TRID 0192 Appraisal Dated prior to Intent to Proceed Date - Missing the broker's Intent to proceed. Appraisal is dated xx/xx/xxxx, which is prior to the Lender's ITP date of xx/xx/xxxx (Page xxx, xxx). - 05/01/2025 xx/xx/xxxx Broker ITP received on xx/xx/xx.

900001624	XXXX	Approved	1	1	1	1				Verified reserves - 28 months of verified reserves when none were required per lender guidelines based on LTV value.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 47 years.;
900001634	XXXX	Approved	1	1	1	1	Verified employment history - Borrower has been employed with same employer for 28 years.; Low DTI - Low DTI of 24.40%.;	HCOST 0001 High Cost Failure - Missing lender rate sheet to verify bona fide loan discount of ($). -- The loan fees ($) exceed the (FED2014) (Note Amount >=($)) fee limit, which is 5% of the Total Loan Amount ($), the difference is ($). (12 CFR 1026.32). - 04/30/2025 Lender rate provided to verify below par rate and bona fide discount.

900001636	XXXX	Funded	1	1	1	1				Verified employment history - Borrower has been employed with same employer for 22 years.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 10 years.;
900001640	XXXX	Approved	1	1	1	1				Verified occupancy in subject property - Borrower has owned/occupied the subject property for 11 years.; Low DTI - Low DTI of 27.57%.;
900001644	XXXX	Approved	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 47.03%.; Verified employment history - Borrowers have been employed 26 years and 35 years respectively, with same employers.; Verified ownership of subject property - Borrowers have owned/occupied the subject property for 24 years.;			APRV 0010 Underwriting Loan Approval is Deficient - Missing updated 1008 reflecting value of ($) as per AVM in file pg xxx. 1008 pg 1 reflects value of ($). - 04/30/2025 Updated 1008 received.
900001643	XXXX	Approved	1	1	1	1	Verified employment history - Borrower has been employed for 11 years with same employer.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 37 years.;	COMP 0010 Missing Affiliated Business Disclosure - Missing verification if lender has any affiliates. If no affiliates a blanket attestation may be provided for documentation. - 04/28/2025 xx/xx/xxxx Attestation of no affiliates received.

900001616	XXXX	Approved	2	1	2	1				Low LTV/CLTV/HCLTV - Low CLTV of 65.23%.; Verified employment history - Borrowers have been employed with same employers for 6 years and 8 years respectively.;	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - Final CD issued xx/xx/xxxx and executed xx/xx/xxxx states an APR of 8.096% Prior CD issued xx/xx/xxxx and executed xx/xx/xxxx states an APR of 8.261%. (Page xxx, xxx). APR Decreased 0.165 - EV2/B APR Decreased, Benefit to Borrower.
900001625	XXXX	Funded	2	1	2	1				Verified occupancy in subject property - Borrower has owned/occupied the subject property for 5 years.; Low DTI - Low DTI of 25.58%.;	NOTE 0050 Note is Incomplete - Borrower's spouse on first lien note but not on the subject second lien note. Lender Exception pages x/x; xxx/xxx. - EV2/B Investor Acknowledged Exception		ROR 0004 Right of Rescission is not executed by Title Holder(s) - Missing ROR executed by the non-borrowing vested title holder Nkechi Akunwafor. - 05/02/2025 Executed ROR by NBS received.
900001654	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 58.87%.; Verified employment history - Borrower has been employed with same employer for 15.91 years.;
900001631	XXXX	Approved	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 31.79%.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 32.9 years.; Low DTI - Low DTI of 20.94%.;
900001632	XXXX	Approved	1	1	1	1				Verified employment history - Borrower has been employed with same employer for 30 years.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 14 years.;			CRED 0091 Missing Tax Transcript(s) - Missing xxxx and xxxx Wage and Income transcripts as required per guidelines. - 04/30/2025 xxxx and xxxx Wage and Income transcripts received.
900001647	XXXX	Approved	1	1	1	1	Verified employment history; Minimal outstanding debt - Borrowers credit report shows minimal outstanding debt owed with balances well under the high credit limits with all credit paid 0x30.;	TRID 0134 Missing E-Sign Disclosure - Missing executed E-Sign Disclosure to verify when the borrower consented to receiving docs electronically. - 05/01/2025 Docusign tracking received confirming borrower(s) consent on xx/xx/xx.

CRED 0091 Missing Tax Transcript(s) - Missing Wage and Income tax transcripts for B2 for years xxxx-xxxx. - 05/01/2025 xxxx/xxxx Wage and Income transcripts for B1 and B2 received.

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for addition of Verification Fee on CD issued xx/xx/xxxx. -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on xxxx-xx-xx not increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - 05/01/2025 COC Received, finding cleared upon resubmission.

900001758	XXXX	Funded	1	1	1	1	Verified employment history - Borrower has been employed in the armed forces for 25 years.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 11 years.;	CRED 0100 Insufficient verified reserves - Missing verification of 2 mths reserves as required for LTV > 75%. Total verified with cash out proceeds 1.36. Reserves required ($) less available ($) = ($) shortage. - 06/20/2025 Bank statements received, total reserves verified 3.27.

TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Missing COC for increase in Loan Discount Fee on CD issued xx/xx/xxxx. Discount increased from ($) to ($)-- A Lender Credit for Excess Charges of ($), Principal Reduction for Excess Charges of ($), and general or specific lender credit increases of ($0.31) were applied to the total fee variance of ($) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. - 05/05/2025 COC received, finding cleared upon resubmission.

900001672	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - Low OCLTV of 59.64%.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 8.41 years.;	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Missing updated CD to match the final settlement statement. Disbursement/ Interest from date per hud pg xxx is xx/xx/xx. ROR expiration date xx/xx/xx. Final CD dated xx/xx/xx pg xxx reflects disbursement/interest from date of xx/xx/xx. - 05/09/2025 Updated CD reflecting the actual disbursement date of xx/xx/xx as per the settlement statement received.

TRID 0009 Initial Closing Disclosure Sent Method Not In Person and No Received Date - Missing the disclosure tracking to verify borrower receipt of the initial CD xx/xx/xxxx. -- The Initial Closing Disclosure was provided on (xxxx-xx-xx) via (U.S. Mail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (xxxx-xx-xx). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (xxxx-xx-xx), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (xxxxxxxx), for consummation to occur on (xxxx-xx-xx). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) - 05/08/2025 DocuSign tracking received verifying that the borrower viewed the CD on xx/xx/xx received.

900001678	XXXX	Funded	2	1	2	1	Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 7 years.; Low DTI - Low DTI of 15.54%.;	TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - Final CD dated XX/XX/XX reflects Taxes and Insurance are to be escrowed. Escrows are not allowed on 2nd lien program. - EV2/B Post-Closing Corrective Action. - PCCD and LOE received. Projected payments, Estimated Taxes Ins, and Assessments, and Estimated Property Costs Over 1 Year updated. Loan disbursement date and Interest From date also updated.	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Missing final settlement statement and final CD for dry funding state. ROR reflects an expiration date of XX/XX/XX. Final CD dated XX/XX/XX reflects disbursement/Interest from date of XX/XX/XX. Only the estimated settlement statement was provided for review on. - 05/06/25 Final settlement statement received reflecting a disbursement/Interest from date of XX/XX/XX. 1 day variance in interest ok for state.

HCOST 0001 High Cost Failure - Missing lender rate sheet to verify bona fide discount of $XXX as per the Lender Mavent Report-- The loan fees ($3,401.19) exceed the (XX) High Cost fee limit, which is ($3,388.94), the difference is ($12.25). - 05/09/2025 Email from lender's lock desk received confirming note is is below Par and discount is considered bona fide.

CRED 0091 Missing Tax Transcript(s) - Missing wage and income transcripts for B1/B2. - 05/09/2025 Wage & income transcripts for B1/B2 received.

900001650	XXXX	Funded	1	1	1	1				Verified employment history - Borrower has been employed with same employer for 23 years.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 9 years.;
900001688	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - Low CLTV of 57.68%.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for XX years.;	TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure. - Missing COC for increased lender's title policy. Fee increased from $664 to $1000. (Amount over the allowable tolerance $195.50)--The total amount of Closing Disclosure 10% Category fees ($1,410.00) increased by more than 10% from the total amount disclosed on the Loan Estimate sent on 2025-03-24, ($1,104.00). The total amount of fees in this category cannot exceed ($1,214.40) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)). - EV2/B Post-closing corrective action. - 05/16/2025 LOE to borrower, PC CD, Refund check, and Fed-Ex tracking received.

900001637	XXXX	Funded	1	1	1	1				Verified housing payment history - 99+ months of verified mortgage history paid 0x30 since xx/xxxx.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 10 years.;
900001638	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 46.04%.; Verified employment history - Borrower has been employed with same employer for 20 years.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 10 years.;
900001642	XXXX	Funded	1	1	1	1				Verified housing payment history - 91 months of verified mortgage history paid 0x30 since xx/xxxx.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 27 years.;
900001666	XXXX	Funded	2	1	2	1				Verified employment history - B1 has been employed with same employer for 16 years.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 7 years.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations. - EV2/B Non-Material
900001671	XXXX	Funded	1	1	1	1				Verified employment history - Borrower has been employed with same employer for 14 years.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 15 years.; Low LTV/CLTV/HCLTV - Low CLTV of 63.29%.;			TITL 0013 Title Policy - Schedule A Exception - Title commitment is missing legal description. - 05/08/2025 Complete copy of the prelim title received.
900001677	XXXX	Funded	2	2	1	1	Low LTV/CLTV/HCLTV - Low CLTV of 61.493%.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 15 years.;	GIDE 0001 Guideline Exception(s) - Missing business narrative required for bank statement loan. - 05/14/2025 Email received from investor, exception waived.	TRID 0134 Missing E-Sign Disclosure - E-Sign Disclosure is not in file. - 05/07/2025 Docusign esign tracking received confirming consent xx/xx/xx.

TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.   - Missing COC for addition of Loan Discount Fee of ($) and the removal of the lender credit of ($) on the CD issued xx/xx/xx pg xx. -- The sum of non-specific (lump sum) lender credits and specific lender credits ($) has decreased from the amount disclosed on the Loan Estimate sent on xxxx-xx-xx, ($). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). - COC dated xx/xx/xx for rate extension received.  Finding cleared upon resubmission with COC.

CR 0002 Credit Report is Incomplete - Missing initial credit report used to qualify borrower.  Report page xxx is soft pull dated x/xx/xxxx prior to closing. Used final 1003 page xxx to complete debt obligation in conjunction with soft pull. Fico taken from credit score disclosure page xx. - 05/08/2025 Copy of credit report dated xx/xx/xxxx received.

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for addition of Loan Discount Fee of ($) and the removal of the lender credit of ($) on the CD issued xx/xx/xx pg xx. -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on xxxx-xx-xx: Loan Discount. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - COC dated xx/xx/xx for rate extension received.  Finding cleared upon resubmission with COC.

FACT 0002 Borrower(s) Did Not Receive "Right to Receive Credit Scores" - Missing Notice of Right to Receive Credit Scores disclosure. - 05/08/2025 Notice To the home loan applicant received with the credit report dated xx/xx/xxxx.  (See CR0002)

CRED 0082 Income Documentation is Insufficient - Missing documentation to verify borrower percentage of ownership via CPA letter, Operating Agreement, or equivalent. - 05/08/2025 CPA Letter verifying 100% ownership received.

900001655	XXXX	Funded	2	2	1	1				Verified employment history - Borrower has been employed with same employer for 15 years.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 5 years.;	GIDE 0001 Guideline Exception(s) - Borrower(s) on the first mortgage note are not the same as the borrower(s) on the second mortgage note as required by guidelines. Lender exception pages x;xxx-xxx. - Investor Acknowledged Exception.
900001658	XXXX	Funded	1	1	1	1	Verified employment history - Borrower has been employed as a teacher for 5 years.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 8.5 years.;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing a COC that addresses the rate decrease from 9.5% to 9%, addition of discount of ($), decrease in the general lender credit from ($) to ($) on CD issued xx/xx/xx pg xxx-- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on xxxx-xx-xx: Loan Discount. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - 05/08/2025 COC received. Customer requested Change.

TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.   - Missing a COC that addresses the rate decrease from 9.5% to 9%, addition of discount of ($), decrease in the general lender credit from ($) to ($) on CD issued xx/xx/xx pg xxx-- The sum of non-specific (lump sum) lender credits and specific lender credits ($) has decreased from the amount disclosed on the Closing Disclosure sent on xxxx-xx-xx, ($). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)) - 05/08/2025 COC received (TRID 0195).  Customer requested change.

900001669	XXXX	Funded	1	1	1	1				Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 22 years.; Low DTI - Low DTI of 32.35%.;
900001659	XXXX	Funded	1	1	1	1				Verified employment history - Borrower has been employed as a data analyst for 16 years with same employer.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 12.5 years.;
900001660	XXXX	Funded	1	1	1	1				Verified housing payment history - 57 months of verified mortgage history paid 0x30 since xx/xxxx.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 3.8 years.;
900001661	XXXX	Funded	2	2	1	1				Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 10.8 years.; Low DTI - Low DTI of 21.68%.;	PROP 0002 Property Type is prohibited - Exception to guidelines for Rural Property of 1.07 acres. Lender exception page x. - EV2/B Investor Acknowledged Exception.
900001664	XXXX	Funded	1	1	1	1				Verified reserves - 125 months of verified reserves when guidelines required 2 months.; Verified occupancy in subject property - Borrower owned/occupied the subject property for 4.25 years.;
900001665	XXXX	Funded	1	1	1	1				Verified housing payment history - 99 months of verified mortgage history paid 0x30 since xx/xxxx.; Verified employment history - Borrower has been employed as an operations manager for 11 years.;
900001670	XXXX	Funded	1	1	1	1				Verified occupancy in subject property - Borrower has owned/occupied the subject property for 7 years.; Verified employment history - Borrower has been employed as a project manager for 8 years.;
900001662	XXXX	Funded	1	1	1	1				Verified housing payment history - 99+ months of verified mortgage history paid 0x30 since xx/xxxx.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 10 years.;
900001668	XXXX	Funded	1	1	1	1				Verified occupancy in subject property - Borrower has owned/occupied the subject property for 19 years.; Low DTI - Low DTI of 20.60%.; Verified employment history - Borrower has been self employed for 14+ years.;
900001674	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 54.53%.; Verified employment history - Borrower has been employed for 9.9 years with same employer.;
900001715	XXXX	Funded	2	1	2	1	Verified employment history - Borrower has been in same employment for 12 plus years.; Low DTI - Low DTI of 16.11%.;	TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final CD dated XX/XX/XX does not indicate if the borrower declined an escrow account or if the lender does not offer one. - 05/22/2025 uploaded lox & Pccd	CRED 0122 Missing copy of green card for permanent resident alien. - Application states that borrower is not a US Citizen. Residency documentation is not in file. - Finding is cleared with the attached copy of the residency documentation.

CR 0012 Missing Bank Statement(s) - All twelve bank statements are missing some of the statement pages. - 05/27/2025 - Finding is cleared with the attached complete copies of the 12 months bank statements.

CRED 0093 Credit Documentation is Insufficient - Missing copy of XX Statement to verify payment of $XX per month used to qualify per the final 1003. - 06/02/2025 - Initial credit report reflecting payment of $XX for XX account received.

900001718	XXXX	Funded	1	1	1	1	Verified employment history - Borrowers have been employed with same employer for 12 plus years.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 14 plus years.;	TRID 0137 Cannot Reconcile LE / CD Versioning - COC dated (date) does not have a corresponding disclosure in file. Lender to provide corresponding disclosure. - 05/27/2025 - Lender confirms no re-disclosure was required explaining the reason for no re-disclosure.

900001682	XXXX	Funded	1	1	1	1	Verified occupancy in subject property - Borrower has owned/occupied the subject property for XX years.; Verified employment history - Borrower has been employed with same employer for 21 years.;	TRID 0192 Appraisal Dated prior to Intent to Proceed Date - Appraisal Report was addressed to Lender and paid by borrower on CD but was dated XX/XX/XX prior to application date and intent to proceed date of XX/XX/XX. - 05/15/2025 Cleared per response from lender: The loan was re-originated and we used the Appraisal from the initial loan that was started with NAF.

TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Missing COC for increase in Loan Discount Fee on CD issued XX/XX/XX. Fee increased from $450 to $730. COC dated XX/XX/XX disclosed $50 credit is for increase of Appraisal Fee in the amount of $50. --  - 05/14/2025 COC Received, finding cleared upon resubmission with COC.

HCOST 0001 High Cost Failure - Missing lender rate sheet to verify bona fide discount points.  Lender Mavent Report shows Bona Fide Discount Points of $500 were excluded. -- The loan fees ($2,359.00) exceed the (FED2014) (Note Amount >=$26,968.00) fee limit, which is 5% of the Total Loan Amount ($2,358.18), the difference is ($0.82). (12 CFR 1026.32).

The loan fees ($2,359.00) exceed the (XX2014) High Cost fee limit, which is ($1,886.54), the difference is ($472.46). - 05/14/2025 Lender rate sheet received which confirmed below par rate/ bona fide discount.

900001653	XXXX	Funded	1	1	1	1				Verified reserves - 12 months of verified reserves when guidelines required 2 months.; Verified employment history - Borrower has been employed as an associate for 10 years.;
900001689	XXXX	Funded	1	1	1	1				Verified employment history - Borrowers have each been employed for 5+ years.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for XX years.;
900001681	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 58.51%.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for XXX years.;
900001679	XXXX	Funded	1	1	1	1	Verified employment history - Borrower has been employed for 23 years.; Verified occupancy in subject property - Borrower has owned/occupied the subject for XXX years.;	TRID 0134 Missing E-Sign Disclosure - Missing the esign disclosure or disclosure tracking to verify when the borrower consented to receiving documents electronically. - 05/15/2025 Disclosure tracking confirming borrower consent on XX/XX/XX received.

FRAUD 0001 Fraud report alerts have not been addressed - Missing SAM search for the borrower used to clear high fraud alert. - 05/14/2025 SAM Search received.

900001680	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 56.98%.; Verified employment history - Borrowers have been self employed/ co-owners of business for 20 years.;
900001663	XXXX	Funded	1	1	1	1				Verified employment history - Borrower has been employed as a service manager for 6+ years.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 4 years.;
900001691	XXXX	Funded	1	1	1	1	Verified reserves - 111 Months of verified reserves when none were required per lender guidelines on current CLTV.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 22 plus years.; Low LTV/CLTV/HCLTV - Low CLTV of 21.29%.;	ROR 0012 ROR cannot expire in less than 3 business days from the execution or transaction date - Subject transaction date is XX/XX/XX (Notary date), ROR was esigned XX/XX/XX with a cancellation date of XX/XX/XX. Earliest expiration date based on execution date would be XX/XX/XX. - ROR reflecting a expiration date of XX/XX/XX esigned by the borrower on XX/XX/XX received.

HCOST 0001 High Cost Failure - Missing lender rate sheet to verify bona fide discount. -- The loan fees ($XX) exceed the (FED2014) (Note Amount >=$26,968.00) fee limit, which is 5% of the Total Loan Amount ($XX), the difference is ($XX). (12 CFR 1026.32). - 05/16/2025 - Lender rate sheet confirming below par rate received.

900001673	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 69.91%.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 9 years.;
900001676	XXXX	Funded	1	1	1	1	Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 21 years.; Low DTI - Low DTI of 19.16%.;	TRID 0134 Missing E-Sign Disclosure - Missing esign disclosure or the Docusign tracking to verify when borrowers consented to receiving documents electronically. - Recd eConsent certificate of completion

CRED 0091 Missing Tax Transcript(s) - Missing tax transcripts for both borrowers for (most recent two years) - Recd most recent two years wage transcripts for B1/B2.

TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.   - Missing COC for decrease in lender credit from ($) to ($) on the final CD (date). - Recd COC, 2-day extension reduced lender credit to ($).

900001766	XXXX	Funded	1	1	1	1				Verified housing payment history - 80 months of verified mortgage history paid 0X30 since xx/xxxx.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 8.33 years.;			CRED 0091 Missing Tax Transcript(s) - Missing B1 Wage & Income transcripts for years xxxx-xxxx. - 06/24/2025 xxxx and xxxx Wage & Income transcripts received.
900001720	XXXX	Funded	1	1	1	1				Verified reserves - 21 months of verified reserves when guidelines required 2 months.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 4 plus years.;
900001722	XXXX	Funded	1	1	1	1	Verified employment history - Borrower has had same employment for 53 plus years.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 6 plus years.;	CRED 0012 CLTV Exceeds Max Allowed - 69.90% CLTV : 65% Max Allowed (Max 70% for Alt - 5% Bank Statements). - 05/21/2025 - Cleared investor response: "We made a mistake when we last updated our guidelines. We did not intent to apply another 5% haircut to the 70% max. We will clarify in the next update (currently in process). CLTV is below max of 75%."

900001667	XXXX	Funded	1	1	1	1				Verified credit history - 767 fico w/a minimum requirement of 680.; Verified housing payment history - 41 mths of mortgage history for the subject verified 0x30.; Low DTI - DTI is 30.18 with a max allowed of 45%.;
900001690	XXXX	Funded	1	1	1	1
900001701	XXXX	Funded	1	1	1	1
900001657	XXXX	Funded	1	1	1	1				Verified reserves - 35 months of verified reserves when guidelines required 2 months.; Verified employment history - Borrower has been employed with same employer for 10 years.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 9.66 years.;
900001695	XXXX	Funded	2	1	2	1				Low LTV/CLTV/HCLTV - Low CLTV of 67.74%.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 22 plus years.;	DEED 0049 Mortgage/Deed of Trust is Incomplete - Borrower took sole title since first lien origination. Lender acknowledged exception. - EV2/B - Investor Acknowledged Exception in file.
900001675	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 62.30%.; Verified employment history - Borrower has been employed as a special education teacher at same school system for 23.58 years.; Verified ownership of subject property - Borrower has owned/occupied the subject property for 16.75 years.;
900001697	XXXX	Funded	1	1	1	1	Verified reserves - 45 months of verified reserves when guidelines required 2 months.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 6 plus years.;	TITL 0003 Title Issue affecting Lien Position - Missing UCC Termination or subordination agreement, (producer). Lien with (producer) was not paid off. (Preliminary Title) - 05/27/2025 - Recd title supplement, Item #9 XX and #10 XX, are both okay to remain on Title. Neither cause a title defect or lien against real property. Included is Notice of XX - This recorded notice does not constitute a title defect, lien, or encumbrance against the real property subject. UCC Financing Statement and Settlement Statement reflecting XX included.

900001698	XXXX	Funded	2	2	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 63.47%.; Verified occupancy in subject property - Borrower has occupied/owned the subject property for 9 plus years.;	GIDE 0001 Guideline Exception(s) - Borrower(s) on the first mortgage note are not the same as the borrower on the second mortgage note as required by the guideline. Investor Acknowledged Exception. - EV2/B Investor Acknowledged Exception
900001714	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 64.71% < 80% Max Allowed (50% DTI).; Verified employment history - Borrower has been employed in same industry for 35 plus years.;
900001711	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 680 - actual FICO of 762;			CRED 0091 Missing Tax Transcript(s) - Missing XXXX transcripts. - Recd most recent two years transcripts.
900001731	XXXX	Approved	1	1	1	1	Low LTV/CLTV/HCLTV - Low CLTV of 55.82%.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 7 years.;	TRID 0137 Cannot Reconcile LE / CD Versioning - Missing CD issued xx/xx/xxxx as reflected on Disclosure tracking details (pg xxx). - 05/22/2025 xx/xx/xxxx CD received.

CRED 0003 Credit Score (FICO) exception - Primary wage earner B2 FICO 643 < 680 Min Required. - 06/06/2025 Per lender- Income has been recalculated .  B1 Social security has been grossed up.  B2 income has been updated to base only and excluded OT or Bonus.  B1 is now the primary wage earner.  B1 Fico 724.  Updated 1008/1003 provided.

900001696	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - CLTV of 70.62% < 85% Max Allowed.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 8 plus years.;
900001704	XXXX	Funded	2	1	2	1				Verified housing payment history - 99+ months mortgage history paid 0x30.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 5 plus years.;	TRID 0148 LE or CD is Deficient - The final CD does not indicate the reason the borrower will not have an escrow account. - EV2/B Non-Material.
900001699	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - CLTV of 51.56% < 85% Max Allowed.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 15 plus years.; Low DTI - Low DTI of 17.45% < 45% Max Allowed.;
900001692	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 65.38%.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 19 plus years.;
900001729	XXXX	Approved	1	1	1	1	Low LTV/CLTV/HCLTV - CLTV of 59.18% < 85% Max Allowed.; Verified employment history - Borrower has been employed as operations manager for 5 years.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 5.5 years.;	COMP 0027 Zero Tolerance Fee Violation - Missing valid COC for the increase from the transfer tax from ($) on the LE (pxxx) to ($) on the CD dated xx/xx/xxxx (pxxx). It is also unclear why a transfer tax is being charged, subject loan is a refinance with no change to vesting. - 06/06/2025 Fee naming updated to Recordation Tax / Mortgage Tax. Upon resubmission finding cleared.

900001686	XXXX	Funded	1	1	1	1	Verified housing payment history - 80 months of verified mortgage history paid 0x30.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for XXX years.;	RESPA 0030 Homeownership Counseling Disclosure does not contain minimum required 10 counselors - Missing copy of the Homeownership Counseling Disclosure to confirm a minimum of 10 agencies were disclosed. Disclosure tracking is in file, but the actual disclosure is missing. - 05/22/2025 Homeownership counseling disclosure received.

900001685	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 680 with actual FICO of 703.;			CRED 0091 Missing Tax Transcript(s) - Missing Wage & income transcripts. - 1040 transcripts received.
900001693	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - CLTV of 44.32% < 85% Max Allowed.; Verified reserves - 54 months of verified reserves when guidelines did not required any based on LTV.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 18 plus years.;
900001700	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - CLTV of 53.27% < 85% Max Allowed.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 10 plus years.; Low DTI - DTI of 19.60% < 45% Max.;
900001748	XXXX	Funded	1	1	1	1	Verified employment history - Borrowers have been employed with their same employers for 21 and 19.8 years respectively.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 17.25 years.;	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Missing dry funding CD. Loan disbursed on xx/xx/xxxx (CD (page xxx). ROR (page xxx) reflects the dates were changed to transaction date xx/xx and expiration date of xx/xx. - Final CD and Settlement Statement received confirming the actual disbursement date of xx/xx/xx.

TRST 0003 Trust Agreement is Incomplete - Trust on page xxx is not executed nor notarized.  - 06/02/2025 Executed trust documents received.

900001761	XXXX	Funded	2	1	2	1	Low LTV/CLTV/HCLTV - CLTV of 59.76% < 80% Max Allowed.; Verified employment history - Borrower has been self employed/owner for 30 years.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 9 years.;	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - CD xx/xx/xxxx APR 9.025%

CD xx/xx/xxxx APR 8.876%

CD xx/xx/xxxx APR 8.831%

- EV2/B Decrease in APR is deemed to be a benefit to borrower.	TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure. - COC (page xxx) issued xx/xx/xxxx reflects pricing change, CD (page xxx) reflects lower interest rate, but an increase of the fees from provider shown on the SPL (page xxx) greater than 10%. Title Examination increased ($), Lender's title policy increased ($) (Recording fee decreased ($)) for a variance of ($). - EV2/B Recd PCCD, Cover Letter, Refund Check ($), and Courier Tracking Receipt to evidence delivery to borrower completed within 60 days of consummation.

TITL 0011 Missing Title Holder Name from Title Evidence - Mortgage (page xxx) reflects added spouse of (redacted). Missing grant deed of evidence spouse added to title.  - 06/04/2025 Cleared per lender response: Section 10 of Plaza guidelines indicates that parties on the Note must be on title. (redacted) is not on the Note. IL is a spousal state and requires that the spouse sign the mortgage. Per Title: Since IL is spousal, we proceeded with the joinder of the spouse on the mortgage for spousal rights only. Currently only Lyle is vested on title. Please accept based on spousal law.

TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Closing CD (xx/xx) disclosed discount ($). Lock confirmation reflects lock extension (xx/xx) with price of ($), as disclosed on PCCD. 0% tolerance violation ($).

NOTE: TRID 0204 Cure ($) covers 10% tolerance violation. - EV2/B Recd PCCD, Cover Letter, Refund Check ($), and Courier Tracking Receipt to evidence delivery to borrower completed within 60 days of consummation.

TRID 0023 Last Loan Estimate Sent Method Not In Person and No Received Date

FRAUD 0001 Fraud report alerts have not been addressed - Missing fraud report with high risk fraud findings addressed; High fraud alert pg xxx, regarding Non-arm's length transaction with submitted participant role for CPA pg xxx. - 06/04/2025 Updated fraud report received.

900001788	XXXX	Funded	2	2	1	1	Verified reserves - 2 months reserves required. Receiving 27 months cash out.; Verified credit history - Credit score of 762 > 700 Min Required.

; Verified employment history - Borrower has been with current employer > 5 years.;	GIDE 0001 Guideline Exception(s) - Borrowers on 2nd lien do not match borrowers on 1st lien, spouse is not on 2nd lien. - EV2/B - Investor acknowledged exception.

CRED 0001 Unacceptable Mortgage History - First mortgage was modified per credit report and mortgage statement. Missing documentation to confirm date and terms of modification to ensure seasoning has been met. - 07/03/2025 EV2/B - Investor Acknowledged Exception	FRAUD 0001 Fraud report alerts have not been addressed - Fraud Alert has not been addressed. Missing (agency website) search for (name) to clear fraud alert. - 06/09/2025 Recd SAM Search, no match found.

CRED 0093 Credit Documentation is Insufficient - Missing evidence line of credit with (creditor) for (##,###) is closed. Per credit report pg. xxx the Credit Line is still open, per transaction History Report the Credit Line is associated with the subject. - 06/11/2025 Recd certificate of satisfaction.

900001703	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - CLTV of 70.42% < 85% Max Allowed.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 6 plus years.;			CRED 0091 Missing Tax Transcript(s) - File is missing tax transcripts for year XXXX. File contains XXXX only. - Finding is cleared with the attached transcript.
900001735	XXXX	Funded	1	1	1	1	Verified reserves - No reserves required, borrower is receiving 20.65 months in cash out proceeds;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Estimated Property Costs over Year 1 are based on annual HOA dues of ($) as reflected on the appraisal (pxxx), however HOA printout reflects the annual dues as ($) (pxxx). Using this figure, the Estimated Property Costs over Year 1 are under-disclosed. 1st mortgage is not escrowed (pxxx) - 06/04/2025 See corrected PCCD and LOE - 06/04/2025 EV2/B Post-closing corrective action -- Corrected PC CD with LOE to the borrower received.

900001721	XXXX	Funded	1	1	1	1				Verified housing payment history - 83 months of verified mortgage history paid 0x30.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 4 plus years.;
900001694	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - CLTV of 62.81% < 85% Max Allowed.; Verified employment history - Borrower has been employed for 32 plus years.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 8 plus years.;
900001734	XXXX	Approved	1	1	1	1	Established credit history - Representative credit score of 801 > 700 Min Required.; Verified employment history - 17 years stable employment for B2.;	NTB 0001 Missing Net-tangible Benefit worksheet - CO TNB Disclosure does not identify the benefit to borrower (pg 89). - 05/28/2025 CO TNB Disclosure that identifies the benefit to borrower received.

CRED 0082 Income Documentation is Insufficient - Missing B1 paystubs, xxxx/xxxxx W2s, and VOE. The only income documentation presented in file were the most recent two years wage transcripts. - 05/27/2025 Recd 3rd Party VOI, YTD Paystubs, and Two-Years W2s.

APRV 0001 Missing Underwriter Loan Approval - Missing loan approval / underwriting decision. Only 1008 provided in file. - Recd underwriting conditional approval.

CRED 0006 Missing Employment doc (VVOE) - Missing B1 Verbal Verification of Employment completed within 10 business days of the Note date (xx/xx/xxxx). - Recd 3rd Party VOI, YTD Paystubs, and Two-Years W2s.

900001702	XXXX	Funded	1	1	1	1	Verified housing payment history - 87 months of verified mortgage history paid 0x30.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 11 plus years.;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - The amounts disclosed on the last Closing Disclosure (date) for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on (date): Missing Valid COC for increase to XX. - Finding is cleared with the attached COC, borrower requested loan amount increase corresponding to XX change in amount.

900001705	XXXX	Funded	1	1	1	1	Verified reserves - 34 months of verified cash out reserves when guidelines required 2 months.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 6 plus years.;	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Missing dry funding CD to confirm disbursement. Final CD, disbursement date of XX/XX/XX does not allow the borrower(s) with 3 rescission days:

The disclosed "Right to Cancel Expire Date" (XX/XX/XX) is earlier than the system calculated "Right to Cancel Expire Date" (XX/XX/XX). Under Regulation Z, funds may not be disbursed to the borrower until the expiration of the rescission period. (12 CFR 1026.23(c) and Official Staff Commentary) - Disbursement information received and updated, exception cleared.

900001709	XXXX	Funded	2	1	2	1	Net tangible benefit - Second lien note is dropping from 12.65% to 9.125%.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 4 plus years.;	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - CD (date) APR 9.46%

CD (date) APR 9.211%

CD (date) APR 9.211%

Reduction .0249%

											- 05/27/2025 EV2/B - Decrease in APR is deemed to be a benefit to borrower.
900001713	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - CLTV of 59.09% < 85% Max Allowed.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 12 plus years.; Verified employment history - B1 has been in same employment for 21 plus years.;
900001716	XXXX	Funded	1	1	1	1				Low DTI - 35.44% DTI < 45% Max Allowed.; Verified credit history - Middle Credit Score 732 > 700 Min Required.;
900001747	XXXX	Approved	2	1	2	1	Verified credit history - Required FICO of 680 with actual FICO of 806.;	TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure. - Missing COC for increased recording fees. Fee increased from $150 to $248 on the final CD (date). - EV2/B - Recd Cover Letter, PCCD, Refund Check ($), and Courier Receipt to evidence package in transit to borrower within 60 days of consummation.	CRED 0082 Income Documentation is Insufficient - Missing (year) W2 or (year) Wage and income transcripts for B2. - 06/11/2025 Recd (year) wage transcript, employer name discrepancy is due to merger as confirmed with the attached supporting documentation.

CRED 0087 Tax Returns/Transcripts are Insufficient - Missing (year) Wage and income transcripts for B2. - 06/11/2025 Recd (year) wage transcript, employer name discrepancy is due to merger as confirmed with the attached supporting documentation.

900001749	XXXX	Funded	2	1	2	1				Verified credit history - Required FICO of 680 with actual FICO of 728.; Verified reserves - Required 2 months of reserves with verified liquid assets of 19 months.;	TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final CD dated xx/xx/xxxx (Page xxx) does not indicate if the borrower declined an escrow account or if the lender does not offer one. - 06/04/2025 LOX		TITL 0001 Missing Title Evidence - Missing the Title Commitment or Preliminary Report or Title Policy. - Prelim title received.
900001723	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 51.82%.; Verified housing payment history - 93+ months of verified mortgage history paid 0x30 since XXXX.;
900001725	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 64.31%.; Verified employment history - Borrower has been employed for 22 plus years.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 18 plus years.;
900001779	XXXX	Funded	1	1	1	1	Verified reserves - 39 months of verified reserves.; Verified credit history - 790 credit score, 110 points above guideline requirement.; Established credit history - Established credit history with all accounts paid timely.;	TRID 0192 Appraisal Dated prior to Intent to Proceed Date - Missing Broker Intent to Proceed. Appraisal (Page xxx) was to another lender and dated xx/xx/xxxx. Letter to transfer appraisal (Page xxx) is dated xx/xx/xxxx. Both dates are prior to Intent to Proceed date of xx/xx/xxxx (Page xxx). - 06/18/2025 Cleared, agree w/lender response: (redacted) disagrees with this finding. The loan was assigned to a previous lender PennyMac.

The appraisal was transferred from a prior transaction with (redacted).

TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.   - Missing COC for increase in Recording Fee on CD issued xx/xx/xxxx. --

CRED 0045 Questionable continuation of income - Missing IRA account statement for Borrower 2 to verify the sufficient funds to support a three year continuance of the IRA distribution income of ($) used to qualify. (xxxx and xxxx 1099s provided.) - 06/05/2025 Updated 1008 provided.  Retirement income for B2 was removed.  Lender updated DTI 49.31%.   Borrower qualifies for DTI to 50%.

CRED 0082 Income Documentation is Insufficient - Missing documentation to verify retirement income for B2 of ($) used to qualify.  Review DTI excluding this income source is 47.64%. - 06/05/2025 Updated 1008 provided.  Retirement income for B2 was removed.  Lender updated DTI 49.31%.   Borrower qualifies for DTI to 50%.

900001724	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 50.25%.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 9 plus years.;
900001760	XXXX	Funded	2	2	1	1	Verified reserves - Required 2 months of reserves with cash in hand sufficient to cover 13 months reserves.; Verified credit history - Required FICO of 700 with actual FICO of 741.;	GIDE 0001 Guideline Exception(s) - Investor acknowledged exception for spouse not on Note (pg xx). - 05/29/2025 EV2/B - Investor Acknowledged Exception	NMLS 0011 NMLS IDs do not match - Contact Name, (redacted), and NMLS ID, (redacted), reflected on the Closing Disclosure (pg xxx) does not match to the Note/DOT/1003: (redacted) (redacted). - 06/04/2025 TPR Error, CD cited in exception comments on pg xxx is an interim disclosure dated xx/xx/xx. Final CD tested and all NMLS match.

900001710	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 775.; Verified reserves - Required 2 months of reserves with cash out as 82 months.;
900001732	XXXX	Approved	1	1	1	1	Low LTV/CLTV/HCLTV - CLTV of 64.63% < 85% Max.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 11.41 years.;	GFE 0002 Missing Intent to Proceed Disclosure - Missing Intent to Proceed executed by B2. - 06/09/2025 Recd ITP for B2.

CRED 0004 Back-end Ratio exception (DTI) - Approved DTI 44.008% / Review DTI 38.64%, variance > 3% tolerance. Difference is due to taxes and insurance being double counted; escrow payment was included in First Mortgage P&I of ($) and separate line items on the 1008. Missing revised 1008. - 06/10/2025 Recd revised 1008/Approval, Approved DTI 37.920%, variance < 3% is non-material.

900001706	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - CLTV 15.92% < 85% Max Allowed.; Verified credit history - Middle Credit Score 751 > 680 Mon Required.;
900001687	XXXX	Funded	2	1	2	1				Low LTV/CLTV/HCLTV - Low CLTV of 69.72%.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for XX years.;	DEED 0049 Mortgage/Deed of Trust is Incomplete - First lien DOT had spouse in title and second lien does not. Parties are divorced as of XX/XX. LENDER EXCEPTION in file. - Investor Acknowledged Exception.
900001707	XXXX	Funded	1	1	1	1	Verified employment history - 30 plus years employment stability.; Low DTI - DTI 11 points below guidelines;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for the addition of the XX fee of $XX. --The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XX/XX/XX: XX Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - COC for added XX received.

900001712	XXXX	Funded	1	1	1	1				Verified occupancy in subject property - Borrower has owned/occupied the subject property for 21 plus years.; Low DTI - Low DTI of 28.16%.;
900001717	XXXX	Funded	2	1	2	1				Verified housing payment history - 81 months of verified mortgage history paid 0x30 since XXXX.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 3 plus years.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations. - EV2/B Non-Material
900001739	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - Low CLTV of 64.73%.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 11 years.;	CRED 0104 Missing Letter of Explanation - Missing LOX as to why both borrowers marked Non-Permanent Resident Aliens on initial 1003 and marked as US Citizen on final applications. - 06/04/2025 Email from lender received: This was marked in error and fixed by the LO, finding cleared.

900001719	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 66.89%.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 9 plus years.;
900001755	XXXX	Funded	1	1	1	1				Verified reserves - 53 months of verified reserves when guidelines required 2 months.; Verified employment history - Borrower has been self employed owner for 3.58 years.;
900001708	XXXX	Funded	2	1	2	1				Low LTV/CLTV/HCLTV - CLTV of 26.29% < 85% Max Allowed.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 21 plus years.;	TRID 0171 Missing valid Change of Circumstance(s) - Missing COC for change in loan amount and term on LE issued XX/XX/XX. - EV2/B - No fee violation associated with this disclosure.
900001753	XXXX	Approved	2	1	2	1				Low LTV/CLTV/HCLTV - CLTV of 64.91% < 85% Max Allowed.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 8.5 years.; Low DTI - DTI of 25.75% < 45% Max Allowed.;	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Missing evidence loan disbursed after the ROR expiration date of (date). Final settlement statement and final CD dated (date) reflect a disbursement date of (date). It is noted the the settlement statements reflects interest from date of (date). (Lender to provide a certified copy of the corrected final settlement statement and PC CD if applicable). If loan disbursed prior to expiration date recession period to be re-opened. - EV2/B - Recd PCCD and cover letter. US Mailbox Rule to be applied.
900001764	XXXX	Funded	2	1	2	1	Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 26 years.; Low DTI - DTI 40.07% < 45% Max Allowed.;	APPR 0044 HPML Appraisal Requirements are Not Met - The appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations. - EV2/B Non-Material	COMP 0010 Missing Affiliated Business Disclosure - Missing ABD for lender. If lender has no affiliates an attestation on company letter head from a compliance officer may be provided. - 06/06/2025 Seller confirms that there are no affiliated business relationships involved in the the subject transaction, thus no ABD is required.

APRV 0010 Underwriting Loan Approval is Deficient - Approved DTI 32.308% / Review DTI 38.40%, variance > 3%. Difference is due to lender not including TI of ($) on non-subject REO or Solar Debt of ($). - 06/16/2025 Recd revised 1008 with DTI 40.075%, variance < 3%.

900001744	XXXX	Approved	1	1	1	1				Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 4.33 years.; Loan Term < or = 15 year - Subject loan is 15 year amortization.;
900001757	XXXX	Funded	1	1	1	1	Verified reserves - 45 months of verified reserves when guidelines required 2 months.; Verified employment history - Borrower has been self employed owner for 13.7 years.; Low DTI - Low DTI of 20.29%.;	ROR 0012 ROR cannot expire in less than 3 business days from the execution or transaction date - ROR pgs 3-4 reflects an expiration date of xx/xx/xxxx. Based on transaction date of xx/xx/xx expiration date would have been xx/xx/xx. Borrower did not receive a complete 3 business day rescission period- as required per TILA regulation. (Monday, xx/xx/xx was a federal holiday and was not to be counted as a valid rescission day. Lender to provide borrower with a new 3-day rescission period. - Corrected RORs received. Expiration date was updated to xx/xx/xx and initialed by the borrower.

NOTE 0050 Note is Incomplete - Subject note does not include spouse that was included on the 1st lien Note pg xxx.  Per guideline Borrower(s) on the first mortgage note must be the same as the borrower(s) on the second mortgage note (exceptions considered on a case-by case basis). - 06/06/2025 TPR set in error. Per investor, effective immediately (xx/xx/xxxx) seller can remove/add immediate family member without it being considered an exception.

900001756	XXXX	Approved	1	1	1	1				Verified employment history - Borrower has been self employed owner of interior design business for 6.5 years.; Verified occupancy in subject property - Borrowers have owned/occuped the subject property for 3 years.;
900001789	XXXX	Funded	2	1	2	1	Low LTV/CLTV/HCLTV - Low CLTV of 26.04%.; Verified employment history - Borrower has been employed with same employer for 25 years.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 12 years.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations. - Ev2/B Non-Material	INS 0001 Missing Sufficient Evidence of Insurance - Missing insurer's replacement cost estimate to verify if coverage of ($) pg xxx is sufficient. Appraisal, page xxx, shows replacement cost new of ($). Total lien value is ($) for both liens. Unable to determine if replacement cost on policy would actually cover replacement costs new or total loan amounts of ($). - 06/11/2025 Recd master insurance policy that includes guaranteed replacement cost coverage up to ($), ($) value used for subject.

NOTE 0050 Note is Incomplete - Missing copy of first lien note or mortgage statement as required by guidelines. - 07/01/2025 Online print out received verifying bi-weekly payment amount of ($).  Monthly Escrow payment ($), Balance ($) with next draft date of xx/xx/xx.

900001736	XXXX	Approved	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 67.97%.; Verified employment history - Borrower has been employed as a civil engineer for 7 years.; Low DTI - Low DTI of 25.35%.;
900001737	XXXX	Approved	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 63.86%.; Verified employment history - B1 has been employed as a teacher for 10 years.;
900001738	XXXX	Approved	1	1	1	1				Low LTV/CLTV/HCLTV - CLTV of 57.41% < 85% Max Allowed.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 13 years.; Low DTI - DTI of 25.37% < 45% Max Allowed.;
900001740	XXXX	Approved	1	1	1	1	Verified employment history - B2 has been employed with current employer for 9 years and in current line of work for 19 years.; Low DTI - DTI of 30.24% < 45% Max Allowed.;	TRID 0192 Appraisal Dated prior to Intent to Proceed Date - Missing explanation for Appraisal being ordered prior to receiving the borrowers intent to proceed. Appraisal is dated (date). Intent to Proceed is executed (date). - 06/09/2025 Recd ITP dated prior to the appraisal date (date)

900001741	XXXX	Approved	1	1	1	1				Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 3.5 years.; Low DTI - DTI of 27.29% < 45% Max Allowed.;
900001754	XXXX	Approved	1	1	1	1	Verified reserves - 58 months of verified reserves when guidelines required 2 months.; Verified employment history - Borrower has been employed doing landscaping for 5.9 years.;	TITL 0016 Title Policy Coverage Amount is less than the loan amount - Junior Loan Policy, title insurance coverage is: ($), with note amount of ($). - 06/10/2025 Recd Supplemental Report, proposed loan amount ($).

900001781	XXXX	Funded	2	1	2	1	Verified employment history - Borrower has been self employed for 11 years.; Low DTI - DTI of 23.37% < 45% Max Allowed.;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Property Costs Over Year 1 of ($) is understated. The HOA Fee of ($) included in the disclosed estimated property costs of ($) is understated by ($); Actual HOA Fee is ($) with total property costs of ($) (Costs Over Year 1 ($)). - 06/18/2025 Please see attached. Thanks	DEED 0007 Missing PUD Rider - PUD Rider is not in file. - Recd Mortgage with PUD Rider and Exhibit A.

DEED 0021 Missing Legal Description on Mortgage/DOT - Legal Description is not attached to or contained within Mortgage. - 06/09/2025 Recd Mortgage with PUD Rider and Exhibit A.

900001785	XXXX	Funded	1	1	1	1	Verified employment history - 30 years employment stability.; Low LTV/CLTV/HCLTV - Low CLTV 62%.; Verified credit history - All accounts always paid timely.;	CRED 0084 Income Calculation Discrepancy - Final 1008/1003 reflects base income of ($) used to qualify. Review calculated base income of ($). Income calculation of ($) is based on 12 mths vs 9 mths per contract. Lender income calculator for B1 reflects ($) which is based on 24 mth average of xxxx/xxxx. Borrower is a teacher and is paid on 9 mths not 12 per WVOE. Missing updated 1008 reflecting the corrected income. Review DTI 48.87%. - 06/11/2025 Recd revised 1008, Approved DTI 49.400%.

CRED 0091 Missing Tax Transcript(s) - Missing xxxx Wage & Income transcripts for B1 and B2.  Only xxxx-xxxx provided. - 06/25/2025 xxxx Wage & Income transcript for B1 received.

900001786	XXXX	Funded	2	1	2	1	Low LTV/CLTV/HCLTV - CLTV of 64.33% < 80% Max Allowed.; Verified housing payment history - Borrower has 99 months of verified mortgage history paid 0x30.;	TRID 0192 Appraisal Dated prior to Intent to Proceed Date - Appraisal Fee $645 was paid, prior to the ITP. - 07/07/2025 PCCD and LOX Check and FEDEX

TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final CD does not indicate if the borrower declined an escrow account or if the lender does not offer one. - EV2/B - Non-Material	DEED 0021 Missing Legal Description on Mortgage/DOT - Legal Description attached to Mortgage in file is for a different property. - 07/01/2025 Scrivener’s Affidavit and letter of intent to re-record Schedule A received.

900001726	XXXX	Approved	1	1	1	1	Verified employment history - 8 plus years stable employment.; Verified credit history - Limited outstanding debt after closing.; Verified housing payment history - Timely mortgage payment history on 2 mortgages.;	QCD 0001 Missing Copy of Quit Claim Deed - Missing copy of executed deed removing XX from title. Transfer Deed in file is not executed. - 06/11/2025 - Recd exceed transfer grant deed.

APRV 0001 Missing Underwriter Loan Approval - Missing lender loan approval. - Recd underwriting conditional approval.

900001733	XXXX	Approved	1	1	1	1	Low LTV/CLTV/HCLTV - Low CLTV of 53%.; Verified housing payment history - 99 months of verified mortgage history paid 0X30 since X/XXXX.; Verified employment history - Borrower has been employed as a project manager with same employer for 26 years.;	TXEQ 0019 Missing TX Home Equity Affidavit and Agreement - Missing TX Home Equity Affidavit and Agreement. - Recd TX Home Equity Affidavit & Agreement.

TXEQ 0015 Texas 50(a)(6) Loan Fees Exceed the Permissible Fee Limitation. - Missing lender rate sheet/ lock to validate bona fide discount points of ($). (Total Fees ($), less discount of ($) = ($) Total allowed is ($).) - 06/10/2025 Lender rate sheet received.  Bona fide discount verified.  Finding cleared upon resubmission.

900001742	XXXX	Approved	2	1	2	1				Verified employment history - Borrowers have been employed for 15.6 and 16.6 years respectively.; Low DTI - DTI of 16.25% < 45% Max.;	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - Initial CD APR 10.323% / Final CD APR of 9.495%, variance > 0.125% tolerance. - EV2/B Non-Material, decrease is deemed to be a benefit to borrower.
900001743	XXXX	Approved	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 725.; Verified reserves - Required 2 months of reserves with verified liquid assets of 21 months.; Low DTI - Maximum DTI of 45% with reviewed DTI of 30.29%.;
900001769	XXXX	Funded	2	2	2	1	CRED 0091 Missing Tax Transcript(s) - Missing investor acknowledgement for lender approved exception to waive wage transcripts with the code 10 findings. - 06/09/2025 Attached is the Investor Approval needed to clear this finding.

											TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Property Costs Over Year 1 of ($) are inaccurate, estimated property costs of ($) do not include the HOA Fee ($). Actual estimated property costs are ($) with property costs over year 1 of ($). - 06/18/2025 Attached is the document to resolve this finding.		DEED 0007 Missing PUD Rider - Missing PUD Rider. - 06/09/2025 Recd executed PUD Rider.
900001730	XXXX	Approved	1	1	1	1				Verified employment history - Borrower has been employed in same line of work with employer for 7 years.; Verified ownership of subject property - Borrower has owned/occupied the subject property for 6.8 years.;
900001750	XXXX	Approved	1	1	1	1				Verified occupancy in subject property - Borrower has owned/occupied the subject property for 5 years.; Low DTI - DTI of 30.38% < 45% Max Allowed.;
900001774	XXXX	Funded	1	1	1	1	Verified reserves - 14 months of verified reserves when guidelines required 2 months.; Verified employment history - Borrower has been employed in same field for 13 years with same employer.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 6.5 years.;	CRED 0004 Back-end Ratio exception (DTI) - Approved DTI 29.30% / Review DTI 21.07%, variance > 3% tolerance. Approved DTI double counted first lien mortgage by including the payment of ($) in Subordinate Lien P&I of ($) on the 1008. Missing revised 1008. - 06/18/2025 Recd revised 1008, DTI 20.016%, variance < 3% is non-material.

TITL 0003 Title Issue affecting Lien Position - Quit Claim Deed in file is not executed by the ex-spouse, only the borrower. Divorce Decree states the property was to be vested to borrower only as a part of the divorce settlement. Unable to verify that the subject property is vested only to the borrower. ROR, CD, and Mortgage for loan transaction is only executed by the borrower. - 06/18/2025 Recd Quit-Claim Deed executed by the borrower and ex-spouse.

900001752	XXXX	Approved	1	1	1	1				Verified employment history - Borrower has been employed is same field for 16 years.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 7 years.; Low LTV/CLTV/HCLTV - CLTV of 56.65% < 85% Max Allowed.;
900001745	XXXX	Approved	1	1	1	1				Low LTV/CLTV/HCLTV - CLTV of 58.60% < 85% Max Allowed.; Verified employment history - Borrowers have been employed with same employer in same filed for 26 and 31.5 years respectively.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 12 years.;
900001727	XXXX	Approved	1	1	1	1				Verified occupancy in subject property - Borrower has owned/occupied the subject property for 8 plus years.; Income verified was not used in qualifying - Borrower has documented income from XX not included in qualification.;
900001746	XXXX	Approved	1	1	1	1				Verified reserves - Borrowers have 35 months verified reserves.; Verified credit history - 800 representative credit score is 100 points above guideline requirement.;			CRED 0091 Missing Tax Transcript(s) - Missing the (year) Wage and Income Transcript for both borrowers. - Finding is cleared with the attached (year) wage transcript.
900001780	XXXX	Funded	1	1	1	1	Verified employment history - Qualification on B2 only reflects self employment for 9.71 years. B1 has been owner and president of his business for 30 years - income not used in qualification.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 21 years.;	CRED 0026 Non-Arms Length Transaction - Missing investor acknowledgment, B1 is owner/president of (redacted) that originated subject loan. - Cleared per investor response: This will not be considered an exception since our guidelines do not have NAL restrictions.

900001728	XXXX	Approved	1	1	1	1				Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 29 plus years.; Income verified was not used in qualifying - B1 documented XX income not included in qualification.; Low LTV/CLTV/HCLTV - CLTV of 57.93% < 85% Max Allowed.;
900001759	XXXX	Funded	2	2	1	1				Verified employment history - 20 years stable employment.; Established credit history - 771 credit score with all accounts always paid timely.;	GIDE 0001 Guideline Exception(s) - All borrower's on the first lien are not on the subject loan as required per guidelines. Investor Acknowledged Exception in file pg XX. - EV2/B Investor Acknowledged Exception
900001790	XXXX	Funded	2	1	2	1	Low LTV/CLTV/HCLTV - CLTV of 48.05% < 80% Max Allowed.; Verified credit history - 752 Middle Credit Score > 720 Min Required.;	TRID 0166 Closing Disclosure Total of Payments is Under Disclosed 1026.38(o)(2) - Total Payments disclosed on CD signed at closing was $100 less than Total Payments disclosed on PCCD (Page xx, xx). -- - 07/07/2025 EV2/B Post-Closing Corrective Action -- Copy of refund check in the amount of ($) received with corrective PC CD, LOE to borrower and ROR.	DMND 0003 Missing Payoff/Demand Statement - The file is missing documentation to support the payoff balance of ($) for (federal) installment loan. - 06/16/2025 Payoff was taken from (xxxx) 1040 Amount Owed.

900001751	XXXX	Approved	1	1	1	1				Verified credit history - Required FICO of 680 with actual FICO of 709.; Low LTV/CLTV/HCLTV - 70% LTV < 75% Max Allowed.;
900001767	XXXX	Funded	1	1	1	1	Verified reserves - Required 2 months of reserves with net cash out proceeds of 12 months.; Verified credit history - Required FICO of 700 with actual FICO of 757.;	TXEQ 0021 Missing Designation of Homestead - Missing executed Designation of Homestead Affidavit. - 06/25/2025 Acknowledgement of Fair Market Value of Homestead Property received.

TXEQ 0019 Missing TX Home Equity Affidavit and Agreement - Missing executed TX Home Equity Affidavit and Agreement. - 06/18/2025 Recd executed TX Home Equity Affidavit and Agreement.

TXEQ 0001 Notice Concerning Extension of Credit Disclosure is Missing - Missing copy of the Notice Concerning Extension of Credit Disclosure executed at least 12 days prior to the Note date xx/xx/xx. - 06/20/2025 Notice Concerning Extension of Credit Disclosure executed by the borrower(s) on xx/xx/xx received.

900001770	XXXX	Funded	1	1	1	1				Verified reserves - Required 2 months of reserves with verified cash out proceeds of 12 months.;			APRV 0003 Missing Loan Approval Date - Missing lender approval, only the unsigned 1008 is in the file (pxx). - 06/17/2025 Lender loan approval received.
900001763	XXXX	Funded	2	2	2	1	Verified credit history - 808 credit score as a result of a 38-year credit history with no late payments reported.; Low DTI - DTI of 7.5% well below guideline max of 45%.; Verified employment history - 20 years stable employment.;	CRED 0082 Income Documentation is Insufficient - Missing signed business narrative providing the following information:

Description of business operation

Primary products and or services

Who is the customer base

Number of full-time employees,

Any other information that would help determine eligible deposits - 06/25/2025 EV2/B Investor Acknowledged Exception. -Email received Investor has made an exception for the missing business narrative. Please waive/downgrade.

TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final CD is inaccurate (Page xxx), escrow indicator on pg x of x is marked with non-escrowed property costs over year 1 completed.

No escrow indicator should be marked with property costs over year 1 completed. - 06/23/2025 LOE To borrower	TRID 0135 No proof borrower(s) can receive documents via the electronic method as intended - Missing borrower accepted eDisclosure. Evidence of esign in file. - 06/18/2025 Recd esign certificate of completion.

900001765	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - CLTV of 57.92% < 85% Max Allowed.; Established credit history - 803 credit score with no late payments reported. Minimum credit score required 680.;			APRV 0001 Missing Underwriter Loan Approval - Missing loan approval / underwriting decision. - 06/18/2025 Recd underwriting conditional approval.
900001777	XXXX	Funded	1	1	1	1	Verified credit history - 726 credit score with a timely mortgage payment history. Minimum credit score required 680.; Verified employment history - 8 years employment stability.; Verified housing payment history - Credit report reflects 1 open mortgage satisfactorily rated 52 months.;	CRED 0004 Back-end Ratio exception (DTI) - Review DTI 48.07% > 45% Max Allowed. Bonus income is declining, review used YTD bonus annualized of ($) as opposed qualifying bonus income of YTD/xxxx averaged of ($). Borrower does not qualify for max DTI of 50% due to residual income ($) requirement not being met. - 06/23/2025 Email from employer received confirming semi-annual bonus's. Updated bonus income using YTD + Prior 2 yrs average. Final DTI 44.29%.

900001804	XXXX	Funded	1	1	1	1	Verified reserves - Required 2 months of reserves with cash out reserves of 25 months.; Verified credit history - Required FICO of 700 with actual FICO of 725.;	CRED 0004 Back-end Ratio exception (DTI) - Review DTI 45.66% > 45% Max Allowed. Borrower is not eligible for DTI up to 50% due to LTV 84.616% (Max Allowed 80%). Approved DTI 44.982%.

Lender used total monthly income of ($) broken down as follows:

Base ($),

OT ($),

Bonus ($),

Commission ($),

Other ($).

An employer email states the Other income is vacation (pg xxx).

Using the WVOE (pg xxx), the review total monthly income is ($) broken down as follows:

Base + Other (vacation) ($),

OT + Commission ($),

Bonus ($) (Declining, review used xxxx annualized).

--UPDATED INCOME--

Base Salary ($) (($) hr x 40 hr wk), which is in line with using the YTD base + other income (vacation).

Bonus income ($) based on xxxx Bonus annualized. Income trend is declining.

xxxx ($)

xxxx ($)

xxxx ($)

Overtime income ($) based on YTD ($). Income trend is declining.

xxxx ($)

xxxx ($)

xxxx ($)

Commission income ($) based on YTD+xxxx. Income trend in increasing.

xxxx ($)

xxxx ($)

xxxx ($)

Total Income ($) increases DTI to 45.67%.

 - 07/14/2025 Updated income calculation with LOE from employer that xxxx bonus will be inline w/xxxx earnings received.  Updated income calc resulted in DTI 44.98%.

900001783	XXXX	Funded	2	2	1	1				Verified reserves - Required 2 months of reserves with verified liquid assets of 7 months.;	GIDE 0001 Guideline Exception(s) - Investor acknowledged exception in file for rural property. - 06/16/2025 EV2/B - Investor Acknowledged Exception.		CR 0001 Missing Credit Report - Missing original credit report. Only gap report and credit supplement provided in file. - 06/18/2025 Recd origination credit report.
900001771	XXXX	Funded	1	1	1	1				Verified employment history - 25 years stable employment.; Verified credit history - 767 credit score with mortgage account always paid timely.;
900001772	XXXX	Funded	1	1	1	1	Verified reserves - Required 2 months of reserves with verified liquid assets of 6 months.; Verified credit history - Required FICO of 700 with actual FICO of 726.; Low DTI - Maximum DTI of 45% with reviewed DTI of 38.32%.;	CRED 0123 Missing work visa for non-permanent resident alien. - Missing documentation to verify the borrower's ability to live and work in the United States. Per the initial final 1003s the borrower is a non-permanent resident. The file only contains a copy of the borrower’s driver’s license. - 06/23/2025 Corrected 1003 with changes initialed by the borrower received w/LOE from processor that the residency was marked incorrectly by mistake.

900001808	XXXX	Funded	2	1	2	1				Verified employment history - Borrowers have 12.5 and 5-years stable employment.; Verified credit history - 735 credit score as a result of a credit history with all account paid timely. Minimum credit score required 680.;	TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final CD (Page xxx) indicates the loan has an escrow account when it is not escrowed. - 07/02/2025 Attached is the PCCD LOE for this finding.
900001762	XXXX	Funded	1	1	1	1				Verified employment history - 10 Years stable employment.; Verified credit history - 738 credit score with all accounts always paid timely. Minimum credit score required 680.;
900001773	XXXX	Funded	1	1	1	1	Verified credit history - Required FICO of 680 with actual FICO of 741.;	CRED 0091 Missing Tax Transcript(s) - B1 2nd job the State of Illinois to calculate this income. The GL’s for wage earner p.xx, require wage & income transcripts for the years of qualifying income. The loan file is missing the IRS W2 xxxx transcript for B1’s 2nd job with the State of Illinois. - 06/23/2025 xxxx Wage & Income transcript received.

900001768	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 723.;			APRV 0001 Missing Underwriter Loan Approval - Missing loan approval / underwriting decision. - 06/20/2025 Loan approval received.
900001787	XXXX	Funded	1	1	1	1	Verified credit history - 760 credit score with all mortgages always paid timely.; Low LTV/CLTV/HCLTV - Low 62.84 CLTV ;	PROP 0003 Missing Required Property Inspection - Investor will require post-disaster inspection report for TN disaster declaration as of xx/xx/xx in the subject county. - 07/01/2025 Post-Disaster inspection report confirming no damage received.

900001782	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 680 with actual FICO of 773.;
900001775	XXXX	Funded	1	1	1	1				Verified credit history - 801 credit score with all accounts always paid timely.; Verified employment history - 6.5 years stable employment.;
900001776	XXXX	Funded	1	1	1	1	Verified reserves - Required 2 months of reserves with verified liquid assets of 36 months.; Verified credit history - Required FICO of 700 with actual FICO of 766.; Disposable Income - GL's state residual income of ($) per month and actual is ($).;	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Income used to qualify on the 1008 does not match the final 1003. 1008 reflects ($), 1003 reflects ($) which matches the income calculation worksheet in file pg xxx. This calculation was based on average of YTD and prior 2 years. Using the same method review calculated ($). Lender to confirm income calculation and provided either an updated 1008 or Corrected 1003 w/LOE to the borrower. - 06/24/2025 Correct final 1008 which shows the qualifying income of ($) received.

CRED 0004 Back-end Ratio exception (DTI) - Review DTI of 51.73% exceeds the max allowed DTI of 50%.  Review calculated income of ($) using average of YTD and prior 2 years. Income on the final 1003 reflects ($) which matches the income calculation worksheet in file pg xxx. Unable to validate income of ($) per the 1008. - 06/24/2025 Updated 1008 with corrected debts and income received.  Mtg liability paid by other was excluded in the re-calculation. Revised approved DTI 25.81%. Review DTI 25.83%.

900001795	XXXX	Funded	2	1	2	1	Low LTV/CLTV/HCLTV - CLTV of 38.96%.; Verified employment history - Borrower 1 has 10 years employment stability.;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing valid COC for increased loan discount on the CD issued xx/xx/xx not designate the reason. Per COC pg xxx, no change in rate or lock expiration date indicated to justify increase. --

Missing valid COC for increased loan discount on the CD issued xx/xx/xx pg xxx.  COC pg xxx addressed the increased fee from ($) to ($) but does not designate the reason.  Per COC pg xxx, no change in rate or lock expiration date indicated to justify increase.

The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on xxxx-xx-xx: Loan Discount. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)) - 07/09/2025 shipped (number)

Will be delivered xx/xx	CRED 0091 Missing Tax Transcript(s) - Missing 2023 wage and income transcripts for B1 and B2. - 06/26/2025 xxxx wage and income transcripts for B1 and B2 received.

CRED 0104 Missing Letter of Explanation - The file is missing a letter of explanation for Borrower 2's recent three months gap in employment.  - 07/02/2025 Agree with lender response.  FNMA does not designate a specific period.

900001796	XXXX	Funded	1	1	1	1	Verified employment history - 9.5 years stable employment.; Verified credit history - 754 credit score with a timely mortgage payment history.;	APPR 0043 Missing Appraiser License - Appraisal is missing a copy of the appraiser's license. - 07/07/2025 Copy of appraiser license received.

CRED 0091 Missing Tax Transcript(s) - Missing the IRS Transcript for xxxx. - 06/26/2025 xxxx Wage & Income Transcript received.

900001784	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 680 with actual FICO of 727.; Low DTI - Maximum DTI of 45% with reviewed DTI of 28.56%.;
900001814	XXXX	Funded	2	2	1	1	Low LTV/CLTV/HCLTV - 58.51% w/a max allowed of 70%; Verified credit history - 710 fico w/a minimum requirement of 700.;	CRED 0082 Income Documentation is Insufficient - Missing the signed written business narrative as required for bank statement loans. - 07/02/2025 EV2/B - Investor Acknowledged Exception	TRID 0009 Initial Closing Disclosure Sent Method Not In Person and No Received Date - Missing the disclosure tracking for the CD issued xx/xx/xx to verify borrower receipt. -- The Initial Closing Disclosure was provided on (xxxx-xx-xx) via (U.S. Mail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (xxxx-xx-xx). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (xxxx-xx-xx), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (xxxxxxxx), for consummation to occur on (xxxx-xx-xx). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) - 07/14/2025 There were no changes from the CD issued on xx/xx/xx to the CD issued on the 10th. CD on the 10th was sent via eign to meet the closing date of xx-xx-xx.

900001793	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - 71.53% CLTV w/a max allowed 85%.; Verified credit history - 737 fico w/a minimum requirement of 680.; Verified housing payment history - 60+ mths of mortgage history verified 0x30.;			CRED 0072 VVOE dated outside of required timeframe - Missing VVOE completed w/in 10 days of the Note date xx/xx/xx. - VVOE completed xx/xx/xx received.
900001778	XXXX	Funded	1	1	1	1				Verified housing payment history - Borrower has more than 80 mths of mortgage history verified 0x30.; Verified employment history - 12+ yrs verified with current employer.;
900001823	XXXX	Funded	1	1	1	1	Verified credit history - 749 fico with a minimum requirement of 700.;	TIL 0006 APR Violation - APR Variance of .137% exceeds the max allowed of .125%.

CD x/xx/xxxx APR 10.046% pxxx

CD x/xx/xxxx APR 10.061% pxxx

CD x/xx/xxxx APR 10.178% pxxx

CD x/xx/xxxx APR 10.183% pxx (final)

Material Compliance Finding: Prior CD3 sent on (xxxx-xx-xx) was received at least 3 business days before closing. The Last CD (10.183%) is inaccurate when compared to the Prior CD3 (10.046%) APR. The Last CD sent on (xxxx-xx-xx), Prior CD1 sent on (xxxx-xx-xx), and Prior CD2 sent on (xxxx-xx-xx) were not received at least 3 business days before closing. If the APR is inaccurate, a consumer must receive a corrected CD no later than (xxxxxxxx), which is 3 business days before the (xx-xx-xx) Consummation Date. If a corrected CD is not provided in person, a consumer is deemed to have received it 3 business days after the corrected CD is mailed or delivered, unless there is evidence of earlier receipt. The APR on the CD received at closing must be accurate when compared to the APR on the CD received at least 3 business days before closing and the actual APR. (12 CFR 1026.19(f)(2)(ii)(A); OSC 19(f)(2)(ii)-1) - 07/17/2025 Exception escalated to compliance.  Review updated the receipt date for the xx/xx/xx CD to xx/xx/xx based on the date that B1 viewed the CD (Tracking pg xxx).  Previously date used was the date that the disclosure was esigned of xx/xx/xx. Finding cleared upon re-submission.

CRED 0091 Missing Tax Transcript(s) - Missing xxxx 1040 transcript. - xxxx 1040 transcript received.

900001799	XXXX	Funded	1	1	1	1				Verified reserves - Required 2 months of reserves with verified liquid assets of 28 months.; Verified credit history - Required FICO of 700 with actual FICO of 719.;
900001801	XXXX	Funded	1	1	1	1	Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 45 months.; Verified credit history - Required FICO of 680 with actual FICO of 803.;	APRV 0001 Missing Underwriter Loan Approval - The loan file is missing the loan approval. - 07/02/2025 Lender loan approval received.

CRED 0133 HOA Payment is not verified - Missing 3rd party verification of the subject HOA dues.  Reviewer used estimate of ($) per the 1008 and purchase CD page xxx. - 07/02/2025 Appraisal from purchase transaction provided.  Monthly HOA amount verified.

900001806	XXXX	Funded	2	2	2	1	Verified reserves - Required 2 months of reserves with verified liquid assets of 28 months.; Verified credit history - Required FICO of 700 with actual FICO of 719.; Low DTI - Maximum DTI of 45% with reviewed DTI of 31.16%. ;	TRID 0148 LE or CD is Deficient - The Estimated Taxes, Insurance, and Assessments on the final CD dated xx/xx/xx reflects hazard insurance is to be escrowed. 2nd lien program does not offer escrows. - 07/10/2025 PCCD with letter

											CRED 0082 Income Documentation is Insufficient - Missing business narrative as required for bank statement loans. - 07/10/2025 Investor Acknowledged Exception - Email received that exception was granted for missing documentation.
900001816	XXXX	Funded	2	2	1	1				Verified reserves - Required 2 months of reserves with verified liquid assets of 35 months.; Verified credit history - Required FICO of 680 with actual FICO of 766.;	CRED 0082 Income Documentation is Insufficient - The loan file is missing the signed written business narrative required by the GL's p.6. - 07/02/2025 EV2/B Investor Acknowledged Exception.
900001811	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - CLTV of 64.62%.; Verified credit history - Clean credit with no reported late payments.;			APRV 0001 Missing Underwriter Loan Approval - Missing lender loan approval. - 07/02/2025 Lender loan approval received.
900001813	XXXX	Funded	1	1	1	1	Verified employment history - The borrower has 13 years stable employment.; Verified credit history - 793 credit history with all accounts paid timely.;	CRED 0113 Missing evidence of HOA Dues - Missing verification of HOA fees for the subject. - 07/14/2025 LOE from borrower received confirming no HOA.

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing verification of insurance premium. Hazard insurance declarations does not disclose the annual premium (pgs xxx-xxx).  - 07/01/2025 Declarations page received which includes the policy premium.

900001815	XXXX	Funded	1	1	1	1				Verified credit history - 748 credit score with all accounts always paid timely.; Low LTV/CLTV/HCLTV - 66.58% CLTV;
900001791	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 680 with actual FICO of 708.; Low DTI - Maximum DTI of 45% with reviewed DTI of 39.38%.;
900001792	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - 48.03% w/a max allowed of 75%.; Verified employment history - 24+ yrs verified w/current employer.;
900001794	XXXX	Funded	2	1	2	1				Low LTV/CLTV/HCLTV - Low CLTV of 69.76%.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 9 years.;	NOTE 0050 Note is Incomplete - B2 is not on first lien note. Exception page x-x; approved xx/xx/xxxx. - EV2/B Investor acknowledged exception.
900001797	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 54.84%.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 50 years.;
900001803	XXXX	Funded	1	1	1	1	Verified employment history - Borrower has been employed as an engineer with same employer for 16.5 years.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 13 years.; Low DTI - Low DTI of 27.36%.;	TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure. - Missing COC for increase in Recording fee on CD issued xx/xx/xxxx on page xxx. Fee increased from ($) to ($). (Amount to Cure ($)) -- The total amount of Closing Disclosure 10% Category fees ($) increased by more than 10% from the total amount disclosed on the Loan Estimate sent on xxxx-xx-xx, ($). The total amount of fees in this category cannot exceed ($) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)). - 07/09/2025 LOE to borrower with final CD received.

TRID 0119 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.

HUD 0001 Missing Final HUD-1 - Missing a certified copy of the final settlement statement.  Only the estimate was provided in file for review.  Settlement statement required to verify actual recording fees. - 07/07/2025 Final settlement statement received.  Recording fees verified.

TRID 0148 LE or CD is Deficient - Mortgage recording fee disclosed does not balance to amount charged to the borrower. CD reflects Mortgage ($), with borrower paid fee of ($).  Final settlement statement requested to verify actual amount. - 07/09/2025 Final Settlement Statement received with the Final CD for dry funding state.

TRID 0125 Closing Disclosure Cash to Close on the Calculating Cash to Close table has changed from the LE with no evidence of the "Did This Change Indicator" flag (12 CFR 1026.38(i)(1)(iii))

900001805	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 43.82%.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 58 years.; Low DTI - Low DTI of 31.32%.;
900001809	XXXX	Funded	1	1	1	1	Verified reserves - 19 months of verified reserves when guidelines required 2 months.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 23 years.;	TRID 0008 Initial CD Received Date is < 3 business days prior to Consummation Date - Missing interim CD's and any applicable COCs for the following: CD issued/received xx/xx/xx (DTD page xxx), CD xx/xx/xx (DTD page xxx), xx/xx/xx (DTD page xxx), xx/xx/xx (DTD page xxx). Earliest CD provided (page xx) dated xx/xx/xx. --

Missing interim CD's and any applicable COCs for the following: CD issued/received xx/xx/xx (DTD page xxx), CD xx/xx/xx (DTD page xxx), xx/xx/xx (DTD page xxx), xx/xx/xx (DTD page xxx).  Earliest CD provided (page xx) dated x/x/xx.

The Initial Closing Disclosure Received Date of (xxxx-xx-xx) is not three business days before the consummation date of (xxxx-xx-xx). Three business days before the consummation date is (xxxxxxxx). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) - 07/07/2025 Initial and interim CD's with COCs received.

900001810	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of 24.13%.; Verified credit history - 715 Fico w/a minimum requirement of 680.;
900001841	XXXX	Funded	1	1	1	1	Verified employment history - B1 has been employed with same company for 21 years.; Low LTV/CLTV/HCLTV - 63.67% LTV/CLTV w/a max allowed of 75%.; Low DTI - Review DTI 39.65% w/a max allowed of 45%;	CRED 0091 Missing Tax Transcript(s) - Missing tax transcripts for B1 for years xxxx and xxxx as required per guidelines. - 07/30/2025 xxxx and xxxx Wage & Income transcripts for both borrowers received.

TRID 0148 LE or CD is Deficient - Final CD dated xx/xx/xxxx page xxx is missing page x of x.  Unable to verify Payoffs and Payments or the Calculating Cash to Close Table. (Collection account xxxx  CD was to be paid off out of loan proceeds IAO ($).) - 07/02/2025 Complete copy of CD received.

900001812	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - Low CLTV of 51.15%.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 4 years.;	TRID 0119 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure. - Missing valid COC for added Title Binder/Commitment fee of $xx on the final CD issued x/xx/xx. COC's provided on pages xx-xx do not address added fee. (Cost to Cure $xx)

900001848	XXXX	Funded	1	1	1	1	Verified reserves - 28 monhts of verified reserves when guidelines required 2 months.; Verified occupancy in subject property - Borrower has owned/occupied the subject property for 9 years.;	CRED 0091 Missing Tax Transcript(s) - Missing xxxx/xxxx transcripts as required per guidelines. - 07/30/2025 xxxx/xxxx Wage & Income transcripts received.

COMP 0010 Missing Affiliated Business Disclosure - Missing ABD for Lending Force.  If lender has no affiliates an attestation on company letterhead is acceptable. - 07/14/2025 Cleared per lender response: A review of their website shows they do not have any affiliated relationships. In addition, at the time that Plaza approves any Broker or Correspondent, Plaza does a full vetting of each company, including a review of their financials. Based on our vetting done on Loan Force, they do not have any affiliated relationships.

PROP 0003 Missing Required Property Inspection - Missing Exterior PCI, Property Condition Inspection in file, page xxx, is not for subject property. - 07/09/2025 Subject Exterior PCI received.

900001818	XXXX	Funded	2	1	2	1				Verified employment history - B1 has been employed with same employer for 12 years.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 10 years.;	TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final CD dated XX/XX/XXXX (Page XXX) does not indicate if the borrower declined an escrow account or if the lender does not offer one. - 07/23/2025 Please loe for CD		CRED 0091 Missing Tax Transcript(s) - Missing XXXX/XXXX wage and income transcripts for B1/B2. - 07/24/2025 XXXX/XXXX wage and income transcripts for B1/B2 received.
900001800	XXXX	Funded	2	2	1	1	Verified employment history - Borrower has been self employed realtor for 4.25 years.; Verified occupancy in subject property - Borrower has owned/occupied subject property for 5 years.; Low DTI - Low DTI of 7.42%.;	CRED 0082 Income Documentation is Insufficient - Missing signed business narrative as required for bank statement loan. - 07/09/2025 EV2/B Investor Acknowledged Exception. -- Email from investor received acknowledging an exception has been granted.	APP 0004 Initial 1003 Application is Incomplete - Initial loan application is not signed by borrower or lender, pages xxx/xxxx. Esign Process Summary pgs xxxx-xxxx confirms borrower esigned. - 07/14/2025 Executed initial 1003 received.

900001802	XXXX	Funded	1	1	1	1	Verified employment history - Borrowers have been employed with same employer for 15 and 7 years respectively.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for 14 years.;	TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure. - Recording fees on the final settlement statement do not balance to the CD executed at closing. Settlement statement pg xxx reflects recording fees of ($), CD dated xx/xx/xx reflects ($). Missing final CD for dry funding state that balances to the settlement statement.-- The total amount of Closing Disclosure 10% Category fees ($) increased by more than 10% from the total amount disclosed on the Loan Estimate sent on xxxx-xx-xx, ($). The total amount of fees in this category cannot exceed ($) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v))

900001838	XXXX	Funded	2	1	2	1				Verified credit history - Required FICO of 700 with actual FICO of 732. ; Verified reserves - Required 2 months of reserves with verified liquid assets of 32 months. ; Low DTI - Maximum DTI of 45% with review DTI of 38.89%.; Disposable Income - The loan has residual income of ($) monthly.;	TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - Final CD dated xx/xx/xx reflects that some property taxes will be escrowed. Program does not offer escrows. Missing PC CD with LOE to borrower explaining reason for change. (Noted that no escrows were established per the final CD. Only open and due property taxes were collected/paid.) - 07/24/2025 Please see attached PCCD.		APRV 0001 Missing Underwriter Loan Approval - Missing lender loan approval. Only the 1008 was provided (pg xxx) - 07/17/2025 Commitment is lender's approval, finding cleared.
900001842	XXXX	Funded	2	1	2	1	Verified credit history - Required FICO of 700 with actual FICO of 797. ; Verified reserves - No reserves are required per GL's; however, the cash-out on the CD p.424 shows the borrower has reserves 45 months of reserves.; Low DTI - Maximum DTI of 45% with review DTI of 39.42%.; Disposable Income - The loan has residual income of ($) monthly.;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Final CD dated xx/xx/xx pg xxx disclosed Estimates Taxes, Insurance, and Assessments of ($), with Estimated Property Costs over Year 1 of ($). Review calculated Estimates Taxes, Insurance, and Assessments of ($) with Estimated Property Costs over Year 1 of ($). Variance appears to be due to lender excluding the property taxes of ($). ** It is also noted that the disclosure does not indicate if the borrower declined an escrow account or if the lender did not offer one. - 07/21/2025 LOE to Borrower attached	APPR 0076 Appraisal Discrepancy - (redacted) is not listed on the approved AVM vendors per the GLs p.x. (AVM is an (redacted) AVM with a confidence score of 91 and FSD of .09.) - 07/10/2025 (redacted), a division of (redacted), now includes (redacted) under the name (redacted).

APRV 0001 Missing Underwriter Loan Approval - Missing lender loan approval. Used 1008 (Page xx) for DTI information. - Lender loan approval received.

900001819	XXXX	Funded	2	1	2	1	Verified credit history - Required FICO of 700 with actual FICO of 804. ; Verified reserves - Required 2 months of reserves with verified liquid assets of 34 months. ; Disposable Income - The loan has residual income of ($) monthly.;	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - APR on the final Closing Disclosure dated XX/XX/XX decreased more than 0.125% compared to the disclosed APR on CD dated XX/XX/XX. Variance .187%.

APR CD XX/XX/XX 8.653%

APR CD XX/XX/XX 8.84%

											- EV2/B Non-Material Benefit to borrower, APR Decreased.
900001861	XXXX	Funded	1	1	1	1	Verified credit history - Required FICO of 700 with actual FICO of 765. ; Disposable Income - The loan has residual income of ($) monthly.;	CRED 0017 Insufficient Verified Reserves (Number of Months) - Total reserves required per g/l 2 mths / ($), Total reserves verified with cash out proceeds 1.53 / ($). No additional assets were documented in the file. Borrower is short .47/ ($). - 08/05/2025 Current Q1 xxxx 401K statement received.

900001807	XXXX	Funded	1	1	1	1	Verified credit history - Required FICO of 700 with actual FICO of 797. ; Low DTI - Maximum DTI of 45% with review DTI of 34.92%.;	CRED 0093 Credit Documentation is Insufficient - The final 1003 p.xxx show a debt with(redacted) #xxxx with a balance of ($) and payment of ($). The credit report p.xx shows the debt with ($) #xxxx with a balance of ($) and payment of ($). The file is missing documentation to verify the 1003 balance and payment for ($) #xxxx. - 07/15/2025 Soft pull credit report which verifies current payment and balance used by the lender.

900001832	XXXX	Funded	2	1	2	1				Verified credit history - Required FICO of 700 with actual FICO of 796. ; Low DTI - Maximum DTI of 45% with review DTI of 17.27%.; Disposable Income - The loan has residual income of ($) monthly.;	TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final Cd dated xx/xx/xxxx (Page xxx) does not indicate if the borrower declined an escrow account or if the lender does not offer one. - 07/24/2025 LOX to borrower for the redisclosed attached
900001817	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 723. ; Verified reserves - Required 2 months of reserves with verified liquid assets of 9 months. ; Low DTI - Maximum DTI of 45% with review DTI of 43.10%.; Disposable Income - The loan has residual income of ($) monthly.;
900001821	XXXX	Funded	2	1	2	1				Verified credit history - Required FICO of 680 with actual FICO of 695.; Low DTI - Maximum DTI of 45% with review DTI of 43.24%.; Disposable Income - The loan has residual income of ($) monthly.; Low LTV/CLTV/HCLTV - Maximum CLTV of 75% with review CLTV of 64.54%.;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Final CD dated xx/xx/xx pg xxx does not disclose Estimated Taxes or Insurance on page x. These costs are required to be disclosed regardless of whether impounds were selected. Additionally, the disclosure does not indicate if the borrower declined an escrow account or if the lender did not offer one. - 07/21/2025 see attached letter w/ pccd
900001798	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 680 with actual FICO of 747.; Low DTI - Maximum DTI of 45% with review DTI of 40.69%.; Disposable Income - The loan has residual income of ($) monthly.;
900001827	XXXX	Funded	2	1	2	1				Verified credit history - Required FICO of 680 with actual FICO of 788.; Verified reserves - No reserves are required per GL's; however, the cash-out on the CD p.43 shows the borrower has reserves 24months of reserves.; Low LTV/CLTV/HCLTV - Maximum CLTV of 75% with review CLTV of 37.77%.; Low DTI - Maximum DTI of 45% with review DTI of 27.61%.; Disposable Income - The loan has residual income of ($) monthly.;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Final CD dated xx/xx/xx pg xx disclosed Estimated Taxes, Insurance, and Assessments of ($) with Estimated Property costs of ($). Review Calculated Estimated Taxes, Insurance, and Assessments of ($) and Estimated Property costs over 1 yr of ($). - 07/28/2025 attached LOE and PCCD
900001853	XXXX	Funded	2	1	2	1	Verified credit history - Required FICO of 680 with actual FICO of 734.; Low DTI - Maximum DTI of 45% with review DTI of 37.33%.; Disposable Income - The loan has residual income of ($) monthly.; Low LTV/CLTV/HCLTV - Maximum CLTV of 75% with review CLTV of 65.58%.;	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - APR on the final Closing Disclosure dated xx/xx/xx decreased more than 0.125% compared to the disclosed APR on CD dated xx/xx/xx. Variance .684%.

APR CD xx/xx/xx 8.863%

APR CD xx/xx/xx 9.547%

Change benefitted borrower - EV2 - EV2/B Non-Material APR Decreased, benefit to borrower.	CRED 0082 Income Documentation is Insufficient - Missing documentation to verify the borrower has been self-employed in the same business for the last 2 years and has a minimum of 25% ownership with either a Letter from the CPA / tax preparer (PTIN), regulatory agency, or equivalent. Only a borrower executed narrative was provided. (pg xxx). - 07/30/2025 Documentation to verify borrower has 100% ownership received.

TRID 0134 Missing E-Sign Disclosure - No Electronic Consent documentation in file. Also, no disclosure tracking with E-consent confirmation located. - 07/21/2025 Esign disclosure received.

900001834	XXXX	Funded	1	1	1	1	Verified credit history - Required FICO of 680 with actual FICO of 716.; Verified reserves - No reserves are required per GL's; however, the cash-out on the CD p.449 shows the borrower has reserves 19 months of reserves.; Low DTI - Maximum DTI of 45% with review DTI of 36.65%.; Low LTV/CLTV/HCLTV - Maximum CLTV of 75% with review CLTV of 48.61%.; Disposable Income - The loan has residual income of ($) monthly.;	DEED 0007 Missing PUD Rider - Missing PUD Rider. Subject is located in a PUD with documentation to verify HOA dues (pg xxx). - 07/21/2025 Corrected Mortgage w/PUD rider received along with letter on intent to re-record.

900001868	XXXX	Funded	1	1	1	1	Verified credit history; Verified reserves;	CRED 0004 Back-end Ratio exception (DTI)

CR 0014 Missing P&L

CRED 0087 Tax Returns/Transcripts are Insufficient

CRED 0082 Income Documentation is Insufficient

CRED 0093 Credit Documentation is Insufficient

900001852	XXXX	Funded	1	1	1	1	Verified credit history - Required FICO of 680 with actual FICO of 722.; Verified reserves - Required 2 months of reserves with verified liquid assets of 4 months. ; Low DTI - Maximum DTI of 45% with review DTI of 42.29%.; Disposable Income - The loan has residual income of ($) monthly.;	CRED 0082 Income Documentation is Insufficient - Missing xxxx W2 or Wage & Income transcript for current employer St Christopher's Clinics. VVOE verifies start date of xx/xx/xx. - 07/15/2025 Cleared per lender response. No reported income in xxxx.

900001854	XXXX	Funded	2	2	2	1	Verified credit history - Required FICO of 700 with actual FICO of 775. ; Verified reserves - Required 2 months of reserves with verified liquid assets of 64 months. ; Low DTI - Maximum DTI of 45% with review DTI of 6.59%.; Disposable Income - The loan has residual income of ($) monthly.;	GIDE 0001 Guideline Exception(s) - Borrower(s) on the first mortgage note are not the same as the borrower(s) on the second mortgage note. There is a lender acknowledged exception as noted by email chain in the file pgs xxxx-xxxx. Missing investor acknowledgment of exception. - 07/17/2025 Attached LRP approved exception

TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - CD xx/xx/xxxx APR 9.619%

CD xx/xx/xxxx APR 9.474%

Reduction 0.145%

											- EV2/B Non-Material APR decreased, benefit to borrower.
900001825	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 680 with actual FICO of 816.; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 47 months. ; Low DTI - Maximum DTI of 45% with review DTI of 41.40%.; Disposable Income - The loan has residual income of ($) monthly.;
900001828	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 738. ; Verified reserves - Required 2 months of reserves with verified liquid assets of 31 months. ; Low DTI - Maximum DTI of 45% with review DTI of 34.53%.; Disposable Income - The loan has residual income of ($) monthly.;			APRV 0001 Missing Underwriter Loan Approval - Missing lender internal loan approval. 1008 pg x was not executed by the UW. - 07/17/2025 Lender loan approval received.
900001835	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 680 with actual FICO of 771.; Low DTI - Maximum DTI of 45% with review DTI of 34.88%.; Low LTV/CLTV/HCLTV - Maximum CLTV of 75% with review CLTV of 63.35%.; Disposable Income - The loan has residual income of ($) monthly.;
900001856	XXXX	Funded	1	1	1	1	Verified credit history - Required FICO of 680 with actual FICO of 724.; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 21 months.; Low DTI - Maximum DTI of 45% with review DTI of 29.22%.; Low LTV/CLTV/HCLTV - Maximum CLTV of 75% with review CLTV of 59.08%.; Disposable Income - The loan has residual income of ($) monthly.;	APPR 0052 Final Reconciled Value is greater than original value used to calculate LTV/CLTV. - The 1008 and approval both show value used is ($). This amount appears to be the stated value per the initial application. AVM returned value of ($). Zillow estimate in file reflects value of ($). No indication as to why the stated value was used for LTV/CLTV. - 07/21/2025 Updated 1008 received reflecting value of ($) w/LTV/CLTV of 10.77/54.26%.

900001824	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 793. ; Verified reserves - Required 2 months of reserves with verified liquid assets of 71 months. ; Low DTI - Maximum DTI of 45% with review DTI of 19.11%.; Disposable Income - The loan has residual income of ($) monthly.;
900001830	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 680 with actual FICO of 751.; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 8 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 75% with review CLTV of 68.74%.; Low DTI - Maximum DTI of 45% with review DTI of 41.81%.; Disposable Income - The loan has residual income of ($) monthly.;
900001831	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 778. ; Verified reserves - Required 2 months of reserves with verified liquid assets of 26 months. ; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 79.99%. ; Low DTI - Maximum DTI of 45% with review DTI of 22.16%.; Disposable Income - The loan has residual income of ($) monthly.;			CRED 0091 Missing Tax Transcript(s) - Missing xxxx Wage & Income transcript - 07/21/2025 xxxx Wage & Income transcript received.
900001837	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 680 with actual FICO of 723.; Verified reserves - Required 2 months of reserves with verified liquid assets of 26 months. ; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 64.66%. ; Low DTI - Maximum DTI of 45% with review DTI of 41.35%.; Disposable Income - The loan has residual income of ($) monthly.;
900001850	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 718. ; Verified reserves - Required 2 months of reserves with verified liquid assets of 13 months. ; Low DTI - Maximum DTI of 45% with review DTI of 41.55%.; Disposable Income - The loan has residual income of ($) monthly.;
900001867	XXXX	Funded	1	1	1	1	Verified credit history - Required FICO of 680 with actual FICO of 764.; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 27 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 75% with review CLTV of 65.34%. ; Low DTI - Maximum DTI of 45% with review DTI of 39.46%.; Disposable Income - The loan has residual income of ($) monthly.;	CRED 0091 Missing Tax Transcript(s) - GL’s p.x require wage and income transcripts for the year(s) of qualifying income. The file contains the W2’s for (years) for both borrowers and the IRS W2 transcript for (year) for both borrowers. The file is missing the IRS W2 transcripts for (year) for both borrowers. - 08/15/2025 Finding is cleared with the attached (year) wage transcripts.

APPR 0020 Missing Property Condition - Missing the PCI to verify property condition. - 08/04/2025 Property Condition Report provided with average condition note. Finding cleared.

900001826	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 680 with actual FICO of 779.; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 39 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 75% with review CLTV of 72.85%. ; Low DTI - Maximum DTI of 45% with review DTI of 41.06%.; Disposable Income - The loan has residual income of ($) monthly.;			ROR 0004 Right of Rescission is not executed by Title Holder(s) - Missing ROR for non-borrowing title holder. - 07/24/2025 Executed ROR received.
900001829	XXXX	Funded	1	1	1	1	Verified credit history - Required FICO of 680 with actual FICO of 712.; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 2 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 65.75%. ; Low DTI - Maximum DTI of 45% with review DTI of 42.28%.; Disposable Income - The loan has residual income of ($) monthly.;	CRED 0137 Missing W2(s) - Missing xxxx W2's or Wage & Income transcripts for B1/B2. - 07/25/2025 xxxx Wage & Income transcripts for B1/B2 received.

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for CD dated xx/xx/xx, Discount fee increased by ($) -from (redacted) to (redacted). No valid COC or lender cure noted in loan file. - COC received, finding cleared upon re-submission.

TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.   - Recording fee increased by ($) - from ($) to ($). Increase exceeds the 10% tolerance allowed. ** Final review is pending receipt of the final settlement statement to verify final fees for dry funding state. - Final settlement statement and final CD based on actual charges at closing received.  Finding cleared upon re-submission with final docs.

TRID 0123 Missing Evidence of Re-disclosure and a valid COC for the total amount of the 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.

HUD 0001 Missing Final HUD-1 - Missing copy of the final settlement statement to verify final fees for dry funding state. - 07/25/2025 Final settlement statement received.

900001839	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 789. ; Verified reserves - Required 2 months of reserves with verified liquid assets of 15 months. ; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 78.43%. ; Low DTI - Maximum DTI of 45% with review DTI of 35.49%.; Disposable Income - The loan has residual income of ($) monthly.;
900001840	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 680 with actual FICO of 728.; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 44 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 66.21%. ; Low DTI - Maximum DTI of 45% with review DTI of 42.65%.; Disposable Income - The loan has residual income of ($) monthly.;			CRED 0006 Missing Employment doc (VVOE) - Missing 3rd party verification of B2 2nd business (Sch C Educational Services) - 07/24/2025 Finding Cleared, TPR error. Sch-C income was not used to qualify.
900001843	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 765. ; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 44 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 47.55%. ; Low DTI - Maximum DTI of 45% with review DTI of 42.94%.; Disposable Income - The loan has residual income of ($) monthly.;
900001847	XXXX	Funded	1	1	1	1	Verified credit history - Required FICO of 680 with actual FICO of 728.; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 14 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 47.55%. ; Low DTI - Maximum DTI of 45% with review DTI of 42.80%.; Disposable Income - The loan has residual income of ($) monthly.;	CRED 0137 Missing W2(s) - Missing xxxx W2. (xxxx Wage & Income transcript may be accepted in lieu of the W2) - 07/23/2025 xxxx Wage & Income transcript received.

CRED 0091 Missing Tax Transcript(s) - Missing xxxx Wage & Income transcript. - 07/23/2025 xxxx Wage & Income transcript received.

900001820	XXXX	Funded	1	1	1	1	Verified credit history - Required FICO of 680 with actual FICO of 700.; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 40 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 62.33%. ; Low DTI - Maximum DTI of 45% with review DTI of 28.73%.; Disposable Income - The loan has residual income of ($) monthly.;	TXEQ 0011 Fair Market Value Disclosure not provided or executed by Title Holders or Lender - Fair Market Value Disclosure not provided or executed by Title Holders or Lender (pg XXX) - 07/28/2025 Fully executed Acknowledgment of Fair Market Value received.

TXEQ 0001 Notice Concerning Extension of Credit Disclosure is Missing - Missing executed Notice Concerning Extension of Credit (TX 50 (a)(6)) disclosure dated w/in 12 business days of the Note date XX/XX/XX. Unexecuted disclosures are in file on page XXX and XXX. - 07/24/2025 12 day disclosures executed XX/XX/XX received.

900001822	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 680 with actual FICO of 689.; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 20 months.; Low DTI - Maximum DTI of 45% with review DTI of 28.56%.; Disposable Income - The loan has residual income of ($) monthly.;
900001845	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 680 with actual FICO of 708.; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 7 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 72.14%. ; Low DTI - Maximum DTI of 45% with review DTI of 42.71%.; Disposable Income - The loan has residual income of ($) monthly.;
900001857	XXXX	Funded	2	1	2	1				Verified credit history - Required FICO of 680 with actual FICO of 693.; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 15 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 75% with review CLTV of 66.94%. ; Low DTI - Maximum DTI of 45% with review DTI of 36.11%.; Disposable Income - The loan has residual income of ($) monthly.;	TRID 0148 LE or CD is Deficient - Final CD dated xx/xx/xx does not indicate if the lender did not offer an escrow account or if the borrower declined it. - EV2/B Non-Material
900001844	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 680 with actual FICO of 782.; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 16 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 65.80%. ; Low DTI - Maximum DTI of 45% with review DTI of 36.22%.; Disposable Income - The loan has residual income of ($) monthly.;
900001887	XXXX	Approved	2	1	2	1				Verified credit history - Required FICO of 680 with actual FICO of 770.; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 34 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 56.75%. ; Low DTI - Maximum DTI of 45% with review DTI of 39.48%.; Disposable Income - The loan has residual income of ($) monthly.;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Final CD dated xx/xx/xx does not any disclosed estimated taxes, insurance, and assessments or the Estimated Property Costs over Year 1. Review calculated estimated taxes, insurance, and assessments of ($) with Estimated Property Costs over Year 1 of ($) (Taxes ($) per yr/ ($), Insurance ($) / ($)) Additionally the CD does not indicate if the borrower declined the escrow account or if the lender does not offer one. (1st lien is not escrowed) - 08/08/2025 LOX,PCCD
900001876	XXXX	Approved	2	2	1	1				Low LTV/CLTV/HCLTV - Maximum CLTV of 75% with review CLTV of 70.47%. ; Disposable Income - The loan has residual income of ($) monthly.;	CRED 0004 Back-end Ratio exception (DTI) - Review DTI of 45.16% exceeds the max allowed of 45%. The Gap credit report reflects a new debt, (creditor) with a balance of ($), no payment and noted as deferred. Review used a payment of ($) which increased the DTI from 44.64% to 45.16%. The loan does not meet the GL criteria for a 50% DTI as the FICO of 687 is below the required 720 score. - 08/11/2025 EV2/B - Investor Acknowledged Exception.
900001882	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 680 with actual FICO of 770.; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 31 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 67.37%. ; Low DTI - Maximum DTI of 45% with review DTI of 21.12%.; Disposable Income - The loan has residual income of ($) monthly.;
900001865	XXXX	Funded	1	1	1	1	Verified credit history - Required FICO of 680 with actual FICO of 724.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 49%. ; Low DTI - Maximum DTI of 45% with review DTI of 40.25%.; Disposable Income - The loan has residual income of ($) monthly.;	CRED 0082 Income Documentation is Insufficient - Missing confirmation from employer if the borrower has returned to work full-time. If borrower has not returned is there an anticipated date? All of the May Pay stubs provided reflect that the borrower is currently receiving Short Term Disability and using PTO. Per FNMA -If the borrower will return to work as of the first mortgage payment date, the lender can consider the borrower's regular employment income in qualifying. If the borrower will not return to work as of the first mortgage payment date, but is able to qualify using the lesser of the borrower's temporary leave income (if any) or regular employment income, that “lesser of” income amount must be used. ** Final income calculation is pending. Note if borrower is still on leave a breakdown from the employer will be required to break all YTD income as the WVOE does not explain the "Other". - 08/07/2025 Experian policy received confirming that the borrower is active and not on leave per their reporting.

CRED 0093 Credit Documentation is Insufficient - Missing Updated Softpull to verify final balances and accounts as referenced on the final 1003 and CD payoffs. - 07/30/2025 Soft pull report dated xx/xx/xx received.  Liabilities updated.

HUD 0001 Missing Final HUD-1 - Missing copy of the final settlement statement to verify the actual disbursement date.  CD in file dated xx/xx/xx reflects disbursement date of xx/xx/xx which is prior to the ROR expiration date. - 08/04/2025 PCCD and LOE provided reflecting disbursement date of xx/xx/xx, post rescission expiration. Finding resolved.

ROR 0009  Loan Disbursement Date is on or before the required Right of Rescission Expiration Date  - Final CD in file dated xx/xx/xx shows a disbursement date of xx/xx/xxxx - while Right to Cancel signed by co-borrower has a rescission end date of midnight on xx/xx/xx. - 07/30/2025 Final settlement statement received reflecting the actual disbursement date of xx/xx/xx.

900001846	XXXX	Funded	1	1	1	1	Verified credit history - Required FICO of 700 with actual FICO of 729. ; Verified reserves - Required 2 months of reserves with verified liquid assets of 35 months. ; Low DTI - Maximum DTI of 45% with review DTI of 42.63%.; Disposable Income - The loan has residual income of ($) monthly.;	TXEQ 0007 Loan cannot close during 12-day cooling off period - Loan file does not contain TX50(A)(6) disclosure prior to closing date of xx/xx/xxxx. Early disclosure required at least 12 days prior to closing. - 07/30/2025 Disclosure executed by borrowers on xx/xx/xx received.

900001851	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 752. ; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 25 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 71.07%. ; Low DTI - Maximum DTI of 45% with review DTI of 39.98%.; Disposable Income - The loan has residual income of ($) monthly.;
900001860	XXXX	Approved	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 810. ; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 27 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 72.23%. ; Disposable Income - The loan has residual income of ($) monthly.;			CRED 0082 Income Documentation is Insufficient - Missing xxxx Wage & Income transcripts. - 08/05/2025 xxxx Wage & Income transcripts received.
900001883	XXXX	Approved	2	1	2	1	Verified credit history - Required FICO of 700 with actual FICO of 749. ; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 22 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 64.73%. ; Low DTI - Maximum DTI of 45% with review DTI of 31.52%.; Disposable Income - The loan has residual income of ($) monthly.;	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - APR on the Final CD dated xx/xx/xxxx decreased more than 0.125 compared to the disclosed APR on CD dated xx/xx/xxxx. Variance 0.213

APR on xx/xx/xx CD - 9.694%

APR on xx/xx/xx CD - 9.481%

Grade - EV2 - EV2/B Non-Material, APR decreased, benefit to borrower.	NMLS 0011 NMLS IDs do not match - Loan Officer name and NMLS ID on the final 1003 pg xx does not match the NMLS on the Initial 1003 (pg x) and Final CD ###### (pg xx), Note xx, Mortgage of ######. No explanation from lender provided. - 08/08/2025 Corrected 1003 received.

900001858	XXXX	Funded	2	2	1	1				Verified credit history - Required FICO of 700 with actual FICO of 770. ; Verified reserves - Required 2 months of reserves with verified liquid assets of 29 months. ; Low DTI - Maximum DTI of 45% with review DTI of 41.99%.; Disposable Income - The loan has residual income of ($) monthly.;	CRED 0083 Asset Documentation is Insufficient - The final 1003 p.xx assets in checking and savings with balances of ($) and ($) respectively. The file is missing documentation to verify the assets reflected on the final signed 1003 or a corrected final 1003 removing the assets. - EV2/B - Mon-Material, cash out proceeds provide sufficient assets to meet the reserves requirement of 2 mths.
900001836	XXXX	Funded	2	2	1	1				Verified credit history - Required FICO of 700 with actual FICO of 766. ; Verified reserves - Required 2 months of reserves with verified liquid assets of 28 months. ; Low DTI - Maximum DTI of 45% with review DTI of 40.57%.; Disposable Income - The loan has residual income of ($) monthly.;	CRED 0083 Asset Documentation is Insufficient - The final signed 1003 p.xxx lists an asset of ($) in checking account xx with no bank name provided. The file does not contain any asset documents for this cash-out loan. - EV2/B Non-Material, Cash Out proceeds used to meet reserves requirement.
900001849	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 783. ; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 15 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 49.68%. ; Low DTI - Maximum DTI of 45% with review DTI of 41.42%.; Disposable Income - The loan has residual income of ($) monthly.;
900001833	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 798. ; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 44 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 53.13%. ; Disposable Income - The loan has residual income of ($) monthly.;
900001855	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 757. ; Verified reserves - Required 2 months of reserves with verified liquid assets of 24 months. ; Disposable Income - The loan has residual income of ($) monthly.;
900001886	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 763. ; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 20 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 57.43%. ; Low DTI - Maximum DTI of 45% with review DTI of 36.32%.; Disposable Income - The loan has residual income of ($) monthly.;			CRED 0091 Missing Tax Transcript(s) - Missing the IRS Wage and Income transcripts for xxxx and xxxx for both borrowers. - 08/07/2025 Transcripts received.
900001869	XXXX	Funded	1	1	1	1				Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 23 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 42.79%. ; Low DTI - Maximum DTI of 45% with review DTI of 22.45%.; Disposable Income - The loan has residual income of ($) monthly.; None;			CRED 0091 Missing Tax Transcript(s) - Missing the IRS Wage and income transcripts for xxxx for the co-borrower. - 08/05/2025 xxxx Wage and income transcripts for co-borrower received.
900001872	XXXX	Funded	1	1	1	1	Verified credit history - Required FICO of 700 with actual FICO of 741. ; Verified reserves - Required 2 months of reserves with verified liquid assets of 3 months. ; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 79.66%. ; Low DTI - Maximum DTI of 45% with review DTI of 43.50%.; Disposable Income - The loan has residual income of ($) monthly.;	DEED 0007 Missing PUD Rider - Missing the PUD rider. - 08/07/2025 Executed PUD Rider received.

TXEQ 0001 Notice Concerning Extension of Credit Disclosure is Missing - Missing executed Texas 50(a)(6) Notice Concerning Extension of Credit. Disclosure is required at least 12 days prior to closing date of xx/xx/xx.  - 08/07/2025 Texas 50(a)(6) Notice Concerning Extension of Credit executed xx/xx/xx received.

TXEQ 0019 Missing TX Home Equity Affidavit and Agreement - Missing the executed TX Home Equity Affidavit and Agreement. - 08/07/2025 Executed TX Home Equity Affidavit and Agreement received.

900001877	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 760. ; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 24 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 63.55%. ; Low DTI - Maximum DTI of 45% with review DTI of 42.55%.; Disposable Income - The loan has residual income of ($) monthly.;
900001889	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 790. ; Verified reserves - Required 2 months of reserves with verified liquid assets of 5 months. ; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 77.10%. ; Low DTI - Maximum DTI of 45% with review DTI of 38.45%.; Disposable Income - The loan has residual income of ($) monthly.;
900001885	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 713. ; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 25 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 71.15%. ; Low DTI - Maximum DTI of 45% with review DTI of 34.59%.; Disposable Income - The loan has residual income of ($) monthly.;
900001870	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 755. ; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 34 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 69.02%. ; Low DTI - Maximum DTI of 45% with review DTI of 41.44%.; Disposable Income - The loan has residual income of ($) monthly.;
900001871	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 739. ; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 22 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 51.82%. ; Low DTI - Maximum DTI of 45% with review DTI of 29.51%.; Disposable Income - The loan has residual income of ($) monthly.;			TITL 0013 Title Policy - Schedule A Exception - Title Commitment is missing Legal Description (Page xxx-xxx). - 08/07/2025 Complete copy of the preliminary title received.
900001894	XXXX	Approved	1	1	1	1	Verified credit history - Required FICO of 700 with actual FICO of 715. ; Verified reserves - Required 2 months of reserves with verified liquid assets of 35 months. ; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 80.52%. ; Disposable Income - The loan has residual income of ($) monthly.;	APP 0001 Missing Final 1003 Application - Missing Final executed 1003 Application. - 08/08/2025 Final executed 1003 received.

CRED 0072 VVOE dated outside of required timeframe - Missing re-verification of employment for B1/B2 dated w/in 10-days of the Note date (date). - 08/08/2025 Re-verifications for B1/B2 completed (date) received.

HUD 0028 Loan Disbursement Date and Interest From on HUD do not match - Missing all CD's.  Only the initial CD dated (date) was in the file. Final Compliance submission pending. - Final CD executed by the borrower (date) received.

TRID 0188 Missing proof that all title holders received a copy of the Final CD at or prior to closing - Missing NPS executed CD.  Only the initial CD dated (date) was in the file. Final Compliance submission pending. - 08/12/2025 Finding is cleared with the attached final CD executed by NBS, (name). Borrower signed CD provided via stip presentment HUD 0028.

900001862	XXXX	Funded	2	1	2	1	Verified credit history - 693 Fico w/a minimum requirement of 680.; Low LTV/CLTV/HCLTV - 62.74% CLTV w/a max allowed of 75%.;	TRID 0148 LE or CD is Deficient - Final CD dated xx/xx/xx does not indicate if the borrower declined an escrow account or if one was not offered. - EV2/B Non-Material	APRV 0001 Missing Underwriter Loan Approval - Missing loan approval. (1008 pg xx is not executed) - 08/05/2025 UW executed 1008 received.

NOTE 0060 Scrivener's Error - Incorrect property address is reflected on the Note pg xxx.

 - 08/04/2025 Rebuttal provided accepted as legal description aligns to subject property across all documents. Finding resolved.

900001875	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 715. ; Verified reserves - Required 2 months of reserves with verified liquid assets of 5 months. ; Disposable Income - The loan has residual income of ($) monthly.;
900001873	XXXX	Approved	2	2	1	1	Verified credit history - Required FICO of 700 with actual FICO of 772. ; Verified reserves - Required 2 months of reserves with verified liquid assets of 10 months. ; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 80%. ; Disposable Income - The loan has residual income of ($) monthly.;	GIDE 0001 Guideline Exception(s) - LENDER ACKNOWLEDGED EXCEPTION— the husband being on this loan while both the husband and wife are on the first mortgage. Lender acknowledged exception on pages x and x with LRP approving the exception request. GL p.x states exceptions are considered on a case-by-case basis when compensating factors exist to offset the risk. Prior approval from LRP is required. GL p.x states borrower(s) on the first mortgage note must be the same as the borrower(s) on the second mortgage note (exceptions considered on a case-by case basis). - EV2/B Lender Acknowledged Exception	DEED 0021 Missing Legal Description on Mortgage/DOT - Missing Exhibit A to the Mortgage. - 08/08/2025 Complete copy of the mortgage received.

CRED 0004 Back-end Ratio exception (DTI) - Review DTI of 45.89% exceeds the max allowed of 45%. Variance is due to lender excluding ($) payment to SST.  Per the credit report the balance is ($) which 12.41 mths remaining.  - 08/08/2025 Cleared, TPR error.  Verification account was paid in full in file pg xxx.

900001859	XXXX	Approved	2	1	2	1	Verified reserves - Required 2 months of reserves with verified liquid assets of 3 months. ; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 78.66%. ; Disposable Income - The loan has residual income of ($) monthly.;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - HOA disclosed on CD and 1008 of ($) is less than the verified HOA dues as documented on the monthly statement of ($). Borrower's are paying an RV storage fee of ($) per the statement. Review calculated Estimated Taxes, Insurance, and Assessments ($) with Estimated costs over 1 year of ($) (11 mths). - EV2/B - Finding downgraded with the attached PCCD and corresponding cover letter. US Mailbox Rule applied.	TXEQ 0011 Fair Market Value Disclosure not provided or executed by Title Holders or Lender - Fair Market Value disclosure is not executed by the Lender. - 08/12/2025 Recd lender executed Acknowledgment of Fair Market Value of Homestead Property.

NOTE 0064 Non Standard Agency Form Type payments are not applied on the scheduled due date - Note does not stipulate payments will be applied on the scheduled due date. Payments paragraph of Note could be interpreted as Daily Simple Interest (DSI). Investor Acknowledgment Required. (Sent to Investor 08/07/25) - 08/14/2025 Note format does not present a definitive violation of 50(a)(6),  cleared.

900001863	XXXX	Funded	1	1	1	1	Verified credit history - Required FICO of 700 with actual FICO of 743. ; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 20 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 71.80%. ; Low DTI - Maximum DTI of 45% with review DTI of 41.87%.; Disposable Income - The loan has residual income of ($) monthly.;	CRED 0122 Missing copy of green card for permanent resident alien. - 1003s reflect B2 is a Permanent Resident Alien. Residency documentation was not documented in file. - 08/18/2025 Recd corrected 1003 with change initial by the borrower to evidence acknowledgment of the change.

900001930	XXXX	Funded	2	1	2	1	Verified credit history - Required FICO of 700 with actual FICO of 705. ; Low DTI - Maximum DTI of 45% with review DTI of 42.62%.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 49.49%. ;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC or General Credit for increase in Loan Discount Fee on CD issued (redacted). Final HUD and CD post disbursement are not in file.(Loan amount did change) -- - EV2/B - Finding is downgraded with the attached PCCD, cover letter, copy of refund check (redacted), and courier receipt to evidence delivery to borrower was completed within 60 days of consummation.	APRV 0001 Missing Underwriter Loan Approval - Approval is not in file (1008 Page x). - 08/13/2025 Finding is cleared with the attached Underwriting Conditional Approval.

TRID 0124 Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.   - Missing COC or General Credit for increase in Recording Fee on CD issued (redacted). Final HUD and CD post disbursement are not in file. (Loan amount did change) --  - 08/27/2025 Finding is cleared with the attached dry funding (final) CD and corresponding final settlement statement.

TRID 0119 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.

900001866	XXXX	Approved	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 737. ; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 26 months.; Low DTI - Maximum DTI of 45% with review DTI of 42.96%.; Disposable Income - The loan has residual income of ($) monthly.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 74.01;
900001878	XXXX	Approved	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 736. ; Verified reserves - Required 2 months of reserves with verified liquid assets of 19 months. ; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 79.86%. ; Low DTI - Maximum DTI of 45% with review DTI of 43.49%.; Disposable Income - The loan has residual income of ($) monthly.;
900001879	XXXX	Approved	2	1	2	1				Verified reserves - 2 months reserves or ($) required, borrower is receiving 30.94 months or ($) in cash out proceeds.; Verified credit history - FICO 758, minimum required 700;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations. - EV2/B Non-Material
900001908	XXXX	Funded	2	2	2	1	Verified credit history - Required FICO of 700 with actual FICO of 820. ; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 34 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 65.55%. ; Low DTI - Maximum DTI of 45% with review DTI of 42.01%.; Disposable Income - The loan has residual income of ($) monthly.;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Final Compliance review is pending verification of the subject HOA dues. - 09/02/2025 Please see attached

CRED 0133 HOA Payment is not verified - Missing verification of subject HOA fees. 1008 reflects payment of ($) was used to qualify. (HOA statement in file pg xx is not for the subject property). - 08/26/2025 Please see attached	PROP 0003 Missing Required Property Inspection - Missing exterior property condition inspection report with photos. PCI must indicate average condition or better. - 08/25/2025 Exterior PCI received. Condition noted as Good.

900001898	XXXX	Approved	2	1	2	1	Verified credit history - Required FICO of 700 with actual FICO of 782. ; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 38 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 63.96%. ; Low DTI - Maximum DTI of 45% with review DTI of 36.57%.; Disposable Income - The loan has residual income of ($) monthly.;	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - Initial CD issued and received (date) with an APR of 8.494%.

Final CD issued (date) and received (date) with an APR of 8.119%. - EV2/B Non-Material -- APR Decreased, benefit to borrower.	CR 0002 Credit Report is Incomplete - Missing updated pre-close credit report. Final 1003 reflects 4 updated liabilities and indicates a new debt with (creditor) from the soft pull with a balance of ($) and payment of ($). The file contains a credit report dated (date) and a statement from (creditor, #) which shows a zero balance and payment. Final DTI review pending. - 08/12/2025 Finding is cleared with the attached pre-close credit report. Final DTI < 3% variance from the approved DTI.

900001901	XXXX	Funded	2	1	2	1	Verified credit history - Required FICO of 700 with actual FICO of 736. ; Verified reserves - Required 2 months of reserves with verified liquid assets of 5 months. ; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 79.86%. ; Low DTI - Maximum DTI of 45% with review DTI of 27.25%.; Disposable Income - The loan has residual income of ($) monthly.; None;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Variance of ($) per month. 1008 (Page x) shows taxes paid per month as ($). Calculated taxes are ($) per month (Page x, x).

Final CD dated xx/xx/xx pg x disclosed Estimated Taxes, Insurance, and Assessments of ($) with Estimated Property Costs over Year 1 of ($) (x mths). Review Calculated Estimated Taxes, Insurance, and Assessments of ($) with Estimated Property Costs over Year 1 of ($). Variance is in the subject taxes. - 08/20/2025 Sorry, forgot to attach	CRED 0093 Credit Documentation is Insufficient - The file contains a LOE for an inquiry with Citi Cards CBNA (date) which shows a new account was opened with a zero balance. The file is missing documentation such as a credit supplement or account statement to verify the terms of the new debt. - 08/15/2025 Finding is cleared with the attached PreClose Credit Report reflecting new tradeline with ($) balance.

900001902	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - Maximum CLTV of 75% with review CLTV of 70.94%. ; Disposable Income - The loan has residual income of ($) monthly.;	CRED 0093 Credit Documentation is Insufficient - Missing lender explanation for the subject transaction. A HELOC was completed (date), first payment (date). Subject loan closed (date). Per the CD lender paid all closing costs. - 08/18/2025 08/18/25 Recd from lender: The reason for the refinance is because the original loan was a high-cost loan and didn’t meet guidelines.

We are refinancing the borrower out of the original loan and into new loan covering the closing costs and lowering the borrower’s interest rate due to our error on the original transaction.

FLOOD 0005 Insurance Premiums must be escrowed in accordance with HFIAA - Missing copy of 1st lien mortgage statement to confirm flood is escrowed. - 08/25/2025 1st lien mortgage statement located in file pages 175-176.

900001880	XXXX	Approved	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 728. ; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 64.90%. ; Low DTI - Maximum DTI of 45% with review DTI of 43.76%.; Disposable Income - The loan has residual income of ($) monthly.;
900001881	XXXX	Funded	1	1	1	1	Verified credit history - Required FICO of 700 with actual FICO of 766. ; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 37 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 49.99; Low DTI - Maximum DTI of 45% with review DTI of 41.02%.; Disposable Income - The loan has residual income of ($) monthly.;	NOTE 0059 NMLS IDs do not match - Note and Mortgage includes a Broker (Company) NMLS number of (number), however, no broker is noted per the Application or CD(s).

 - 08/18/2025 TPO completed NMLS search that confirms NMLS ID (number) corresponds with the lender.

900001890	XXXX	Approved	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 783. ; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 20 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 47.35%. ; Low DTI - Maximum DTI of 45% with review DTI of 40.37%.; Disposable Income - The loan has residual income of ($) monthly.;
900001915	XXXX	Funded	2	2	2	1	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects two open mortgages satisfactorily rated (redacted) and (redacted) months.; Low LTV/CLTV/HCLTV - (redacted) CLTV < (redacted) Max Allowed for DTI up to (redacted).;	GIDE 0001 Guideline Exception(s) - Investor acknowledged exception for DTI 50% w/ residual income < (redacted).

 - EV2/B - Investor Acknowledged Exception.

TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final CD dated (redacted) indicates that the loan has an escrow account when it is not escrowed. - 08/14/2025 PC CD	CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing credit supplement to document the current balance and payment due on (redacted). The liability was to be paid at closing, but the payment of (redacted) < (redacted) current balance as per the supplemental report. Review calculated the payment using current balance (redacted). DTI > 50% Max Allowed using the full payment from the supplemental report. - 08/27/2025 Finding is cleared with the attached credit supplement reflecting $0 balance / $0 due reporting thru (redacted). Note - last payment of (redacted) appears to be a typo of (redacted) as the funds disbursed (redacted).

TRID 0119 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.   - Duplicate of 0195

TRID 0134 Missing E-Sign Disclosure - E-Sign Disclosure is not in file. Tracking is not in file. - 08/11/2025 Finding is cleared with the attached borrower accepted eConsent.

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Post Closing CD issued (redacted) adds a (redacted) credit check fee to section B. It is paid to the Title Company. Reviewer cannot verify the fee was part of the title fees borrower shopped for due to being placed in section B. --   - 08/14/2025 PC CD

900001864	XXXX	Funded	1	1	1	1				Verified credit history - Middle Credit Score 747 > 680 Minimum Required.; Verified housing payment history - Credit Report reflects 2 open mortgages satisfactorily rated 47 and 30 months.; Low LTV/CLTV/HCLTV - 72.62% CLTV < 80% Max Allowed.;			CRED 0093 Credit Documentation is Insufficient - Missing borrower signed Authorization to Close Line of Credit. - 08/18/2025 Recd borrower signed Authorization to Close Line of Credit.
900001884	XXXX	Approved	2	2	1	1				Verified credit history - 746/744 Middle Credit Scores > 700 Minimum Required.; Verified housing payment history - Credit report reflects 1 open mortgage and 1 open HELOC satisfactorily rated 51 and 73 months respectively.; Low LTV/CLTV/HCLTV - 62.55% CLTV < 75% Max Allowed for Rural Property.;	PROP 0002 Property Type is prohibited - Investor acknowledged exception in file for rural property. - EV2/B - Investor Acknowledged Exception.
900001888	XXXX	Approved	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 731. ; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 9 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 74.88%. ; Low DTI - Maximum DTI of 45% with review DTI of 40.08%.; Disposable Income - The loan has residual income of ($) monthly.;
900001997	XXXX	Approved	2	2	1	1	Verified housing payment history - B1 credit report reflects (redacted) open mortgages, one with B2 satisfactorily rated (redacted) months and the other (redacterd) months.; Verified credit history - (redacted) Middle Credit Scores ;	APP 0004 Initial 1003 Application is Incomplete - Missing B2 signed Initial Application. - 08/28/2025 signed by LO	TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure. - Lender paid state tax decreased on CD issued (redacted). Loan is not a (redacted) transaction. Unable to verify if tax paid by lender is required. -- - 08/28/2025 Agree with lender response, corrected system. Finding cleared upon re-submission.

CRED 0082 Income Documentation is Insufficient - Missing evidence of (redacted) months receipt of tenants share of rent of (redacted). Only (redacted) of (redacted) verified. Review used (redacted) rent of documented (redacted) of (redacted).-- Per guidelines, If rental income is being used in addition to bank statement income then it must be documented with a current lease agreement and the most recent (redacted) months receipt. - 08/21/2025 Confirmed lender only used (redacted) share of rent to qualify, thus no additional documentation needed for tenant share not considered.

DEED 0021 Missing Legal Description on Mortgage/DOT - Legal Description is not attached to or contained within Mortgage. - 08/19/2025 Recd completed copy of the recorded  mortgage.

TRID 0148 LE or CD is Deficient - The Escrow indicators are marked yes on (redacted)of the final CD, but the second lien is not escrowed. - 08/21/2025 Agree, two CD's issued (redacted). The CD with the latest timestamp reflects no escrows.

HAZ 0004 Hazard Insurance Coverage Amount is Insufficient - Missing insurers replacement cost estimate. EOI does not reflect replacement cost coverage. Dwelling Coverage (redacted) < (redacted) Total Combined Loan Amount and (redacted) of Cost New Per Appraisal of (redacted). - 09/05/2025 CoreLogic RCE received reflecting replacement cost of (redacted) received. HOI Coverage (redacted).  Coverage exceeds replacement cost.

TITL 0003 Title Issue affecting Lien Position - Certificate of Title reflects an additional existing mortgage (redacted) in the amount of (redacted), which appears to be a loan from (redacted) for energy efficiency and renewable energy projects. Verification of Mortgage was not provided in file.  - 08/21/2025 Recd email confirmation from title agent that the final title report has 2 mortgages listed on the mortgage schedule within the report. Included is a copy of the Certificate of Title without the (redacted) mortgage listed.

GIDE 0001 Guideline Exception(s) - Missing letter of explanation addressing the source of large deposit posted (redacted) in the amount of (redacted).  The (redacted) months bank statements do not reflect a history of regular deposits; Transactions consist of (redacted)Deposits, (redacted) Payments, Wire Transfers and Remote Deposits. DTI > (redacted)% with the large deposit excluded. -- Per guidelines, Ineligible deposits include but are not limited to:

Transfers from other borrower bank accounts (except business to personal),

Refunds (e.g., tax refund),

Payroll deposits from other income sources,

Advances and or loan proceeds,

Unexplained large deposits, and

Any recognizable non-business-related deposit. - 09/25/2025 EV2/B - Investor Acknowledged Exception, DTI (redacted) > 45% Max with unsourced deposit excluded. - Finding reviewed and cleared. DTI < (redacted) with installment tradeline < (redacted) remaining and duplicate (redacted) tradeline excluded.

900001944	XXXX	Funded	1	1	1	1	Verified credit history - Required FICO of 700 with actual FICO of 779. ; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 31 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 49.64%. ; Low DTI - Maximum DTI of 45% with review DTI of 43.02%.; Disposable Income - The loan has residual income of (4) monthly.;	TRID 0015 Prior Loan Estimate Received Date and Consummation Date - LE issued xx/xx/xxxx was received on xx/xx/xxxx(Sunday) per the disclosure tracking xxx. The final LE must be received at least 4 business days prior to consummation date. Loan transaction date is xx/xx/xxxx. - 09/05/25 Copy of LE dated/executed xx/xx/xxxx received.

TRID 0022 Last Loan Estimate Received Date and Consummation Date - Last LE dated xx/xx/xxxx was not viewed or esigned by the borrower until xx/xx - LE dated xx/xx/xx esigned xx/xx/xx received.

900001917	XXXX	Funded	2	2	2	1	Verified credit history - Required FICO of 700 with actual FICO of 712. ; Disposable Income - The loan has residual income of ($) monthly.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 64.11%. ;	TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final CD dated xx/xx/xx (Page xxx) does not indicate if the borrower declined an escrow account or if the lender does not offer one. - EV2/B Non-Material

											GIDE 0001 Guideline Exception(s) - Review calculated DTI of 45.38% exceeds the max allowed of 45%. Variance is due to lender utilizing taxes from the 1st lien mortgage statement vs current actual verified taxes and insurance. Borrower does not qualify for extended DTI up to 50% as the fico is less than 720. - 08/25/2025 EV2/B Investor Acknowledged Exception - Email received from LRCP confirming DTI exception has been approved.
900001933	XXXX	Funded	1	1	1	1	Verified credit history - Required FICO of 700 with actual FICO of (redacted). ; Verified reserves - Required 2 months of reserves with verified liquid assets of (redacted) months. ; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of (redacted).; Low DTI - Maximum DTI of 45% with review DTI of (redacted).; Disposable Income - The loan has residual income of (redacted) monthly.;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for CD dated (redacted) for the increased points. Fee increased from ($) to ($). - 09/09/2025 - Recd rate sheet confirming par rate and cost to borrower. Supporting documentation - Lock Confirmation dated (redacted), Par Rate 10.125 pg x, Lock Agreement pg xx.

900001899	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 768. ; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 55 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 80% with review CLTV of 69.73%. ; Low DTI - Maximum DTI of 45% with review DTI of 26.72%.; Disposable Income - The loan has residual income of ($) monthly.;			TRID 0137 Cannot Reconcile LE / CD Versioning - Initial CD issued (date) is incomplete. Missing Pages x and x of disclosure. - 08/18/2025 Finding is cleared with the attached copy of the initial CD.
900001874	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 680 with actual FICO of 691.; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 6 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 75% with review CLTV of 55.70%. ; Low DTI - Maximum DTI of 45% with review DTI of 41.74%.; Disposable Income - The loan has residual income of ($) monthly.;
900001920	XXXX	Funded	2	1	2	1	Verified credit history - 716/705 Middle Credit Scores > 700 Minimum Required.; Verified housing payment history - Credit report reflects 1st and 2nd mortgages satisfactorily rated 23 and 33 months respectively.; Low DTI - DTI 31.31% < 45% Max Allowed.;	TRID 0148 LE or CD is Deficient - Escrow account section on page x of the CD does not indicate whether the borrower declined an escrow account or if the lender did not offer one. - 08/13/2025 EV2/B - Non Material	CRED 0017 Insufficient Verified Reserves (Number of Months) - Less than 1 month reserves documented with cash out loan proceeds < 2 months required for CLTV > 75%. No documented assets in file. 1008 indicated no reserves required. - 08/19/2025 Recd updated AUS submission #x, no reserves required. Per agency, if the lender has documented sufficient liquid assets to cover the actual amount of assets required to close the transaction, no resubmission required Otherwise, loan casefile must be resubmitted to DU.

APRV 0003 Missing Loan Approval Date - Missing loan approval / underwriting decision. Only 1008 provided in file. - 08/14/2025 Recd Underwriting Decision.

900001918	XXXX	Funded	1	1	1	1				Verified housing payment history - Credit report reflects 1st lien satisfactorily rated 35 months.; Verified credit history - Middle Credit Scores (redacted) > 680 Minimum Required.; Low DTI - Approved DTI (redacted) < 45% Max Allowed.;			APRV 0003 Missing Loan Approval Date - Missing lender loan approval / UW decision. Only the 1008 was provided in file. - 08/21/2025 Recd underwriting conditional approval.
900001893	XXXX	Funded	1	1	1	1				Verified credit history - Middle Credit Score 766/753 > 680 Minimum Required.; Verified housing payment history - Credit report reflects 1 open mortgage satisfactorily rated 54 months.; Low LTV/CLTV/HCLTV - 37.53% CLTV < 85% Max Allowed.; Low DTI - DTI 37.84% < 45% Max Allowed.;
900001934	XXXX	Funded	1	1	1	1	Verified credit history - Required FICO of 700 with actual FICO of 711. ; Verified reserves - Required 2 months of reserves with verified liquid assets of 3 months. ; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 82.96%. ; Disposable Income - The loan has residual income of ($) monthly.;	CRED 0004 Back-end Ratio exception (DTI) - Missing student loan documentation to verify the actual monthly payment is ($). The credit report reflects (redacted) xxxx with balance of ($) with no payment listed. Review used a 1% payment of ($) which increased the DTI from 36.631% to 61.52%. Lender to provide student loan documentation to verify the actual monthly payment is ($). -- Fannie Mae GL B3-6-05 states: If the credit report does not provide a monthly payment for the student loan, the lender must determine the qualifying monthly payment using one of the following options. 1. If the borrower is on an income-driven payment plan, the lender may obtain student loan documentation to verify the actual monthly payment is $0. The lender may then qualify the borrower with a $0 payment. 2. For deferred loans or loans in forbearance, the lender may calculate a payment equal to 1% of the outstanding student loan balance (even if this amount is lower than the actual fully amortizing payment), or a fully amortizing payment using the documented loan repayment terms. - 09/10/2025 Per FNMA payment may be omitted as borrower is on an income driven plan and ($) payment verified per letter.

900001919	XXXX	Funded	2	2	1	1	Verified credit history - Middle Credit Score 711 > 700 Minimum Required.; Verified housing payment history - The credit report reflects 2 mortgages satisfactorily rated 14 and 59 months.;	CRED 0093 Credit Documentation is Insufficient - Missing verification of new loan terms for concurrent refinance of 1st lien, New (redacted) (redacted). Final DTI / CLTV calculation is pending receipt of verification of mortgage. Loan file does not contain any documentation for the new loan. CLTV is indicated to increase to 80% as per 1008. Payoff provided (pg xxx, xx, xxx). Per guidelines, Copy of first mortgage note or billing statement (if contains terms of Note) must be included in the loan file. - 08/19/2025 CD and Note

CRED 0138 Missing CPA Letter - Missing PTIN verification for tax preparer, (redacted) - 08/19/2025 PTIN verification for tax preparer	CRED 0044 Unacceptable transaction type - Missing investor acknowledgement of lender approved exception for concurrent refinance of 1st lien (pg xxx, xxx, xxx, xx, xxx). Per guidelines, Ineligible Transactions: Purchase and concurrent refinance. - 08/20/2025 Recd response from investor, we permit concurrent refinances for (redacted), no exception. Investor overlay for lender on file, thus exception is cleared.

CR 0011 Missing Evidence of Ownership of Free and Clear Property - Missing evidence REO, (redacted), is owned free and clear. Balloon Mortgage matures (redacted) (pg xx). Rental income was considered in qualifying. VOM was not provided. NOTE(S): Tax return Schedule E cannot be relied upon to evidence free and clear as the borrower is not reporting mortgage interest from other open mortgage on other REO, (redacted) (pg xxx, xx). Free and clear status cannot be confirmed through the fraud report since the property is vested in the name of an LLC, which is reporting through the Schedule E rental real estate. - 08/19/2025 Recd VOM. Refer to new exception CRED 0004. DTI > 45% Max with the undisclosed mortgage payment considered. The closing disclosure for subject transaction reflects cash in hand to borrower of ($) < outstanding balance of ($). The CD reflects no debts being paid.

CRED 0104 Missing Letter of Explanation - Missing letter of explanation as to why the borrowers bank statements, property tax bills, and mortgage billing statements for other REO are being sent to rental REO, (redacted) (pg xx, xx, xx, and xxx). Rental income was considered in qualifying from REO, (redacted). - 08/25/2025 LOE from borrower received.

FLOOD 0003 Flood Notice Was Not Executed - Missing evidence of delivery to borrower of the flood notice Flood Notice at least 10 days prior to closing. The flood notice issued xx/xx/xxxx (Page xxx) is not executed by the borrower. Disclosure tracking does not reflect the flood notice as being included in the initial disclosure package. Flood Notice issued xx/xx/xxxx (Page xxx) was executed by borrower at closing.  - 08/25/2025 Executed flood notice received.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing confirmation from borrower that the following REO do not have insurance policies:

(redacted)

(redacted)

NOTE: Tax return Schedule E real estate cannot be relied upon to confirm no insurance expenses as the borrower is not reporting any insurance expense for REO, (redacted), that is being escrowed (pg xxx, xx, xxx). Mortgage statement escrow payment exceeds tax liability from the fraud report, thus supporting insurance is being escrowed. - 08/18/2025 Borrower attestation located in file pg xx.

CRED 0143 Entity Documentation is Insufficient - Missing validation of self-employment, Tourism and Recreation, existence. Per tax preparer the borrower has been filing Schedule C self-employment since xx/xx/xxxx (pg xx), but the Schedule C indicates the business was started or acquired during xxxx. It is noted that the xxxx gross income of ($) is approximately half of xxxx gross income of (4) which supports partial year reporting in xxxx. Self-employment income may not be eligible if the most recent tax return does not reflect a full year (12 months) self-employment income. NOTE: FNMA requires two years tax returns for businesses in existence < 5 years. Only 1 year tax return provided.

 - 08/25/2025 Updated 1008 and AUS (DU # x) received.  Self-employment income was removed.  Borrower is qualifying on rental income only.

APRV 0003 Missing Loan Approval Date - Missing lender loan approval / UW decision. Only 1008 provided in file. - Recd underwriting decision.

CRED 0004 Back-end Ratio exception (DTI) - UPDATED 47.71% DTI > 45% Max % Max with the new payment on the 1st considered.

NEW 54.04% DTI > 45% Max Allowed, borrower is not eligible for DTI up to 50%. Recd VOM for non-subject REO (Refer CR 0011). Also provided is the CD for concurrent refinance of 1st lien (Refer CRED 0093).DTI > Max Allowed with P&I payment considered for non-subject REO and new payment on concurrent refinance of 1st lien. - 08/20/2025 Finding is cleared with the CD for concurrent refinance of 1st lien (Refer CRED 0093).

900001896	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 712. ; Low DTI - Maximum DTI of 45% with review DTI of 42.35%.; Disposable Income - The loan has residual income of ($) monthly.;
900001897	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 777. ; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 38.70%. ; Low DTI - Maximum DTI of 45% with review DTI of 19.09%.; Disposable Income - The loan has residual income of $x monthly.;
900001891	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 705. ; Verified reserves - Required 2 months of reserves with verified liquid assets of 8 months. ; Low DTI - Maximum DTI of 45% with review DTI of 40.71%.; Disposable Income - The loan has residual income of ($) monthly.;
900001895	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 812. ; Verified reserves - No reserves are required; however, the borrowers have reserves with verified liquid assets of 39 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 64.53%. ; Low DTI - Maximum DTI of 45% with review DTI of 39.45%.; Disposable Income - The loan has residual income of ($) monthly.;
900001910	XXXX	Funded	2	1	2	1				Verified credit history - Required FICO of 700 with actual FICO of 724. ; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of 9 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 23.75%. ; Low DTI - Maximum DTI of 45% with review DTI of 27.90%.; Disposable Income - The loan has residual income of ($) monthly.;	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Missing copy of the dry funding CD that matches to the final settlement statement. CD signed at closing stated a disbursement date of (date). Final settlement statement states a disbursement date of (date). - 08/22/2025 cure being delivered today
900001924	XXXX	Funded	2	1	2	1	Verified credit history - Required FICO of 680 with actual FICO of 690.; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of 3 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 75% with review CLTV of 45.18%. ; Low DTI - Maximum DTI of 45% with review DTI of 32.85%.; Disposable Income - The loan has residual income of ($) monthly.;	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - APR on Final CD dated xx/xx/xxxx decreased more than 0.125% compared to the disclosed APR on the initial CD dated xx/xx/xxxx.

Variance of 0.130

APR on 08/01/25 CD 8.771%

APR on 08/05/25 CD 8.641% - EV2/B Non-Material - APR Decreased, benefit to borrower.	CRED 0093 Credit Documentation is Insufficient - The signed final 1003 p.xxx and the 1008 p.x both list an Other payment of ($) as part of the total PITIA for the subject. The file is missing documentation to verify the ($). - 08/25/2025 Cleared per lender response: UW’s response: The ($) is added in other in order to make sure the PITI matches the mortgage statement payment. In this case after adding in taxes and insurance to the base P&I payment we were still short($). If you add up the P&I + Ins + Taxes + the ($) you will get the Full PITI payment as per the mortgage statement. We do this on every 2nd mortgage we have.

APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - The signed final 1003 p.xxx lists 2 revolving debts that the payments and balances do not match the credit report and no supplement /statement provided. : (redacted) #xxxx with balance of ($) and payment of ($), The credit report p.xx reflects a balance of ($), payment of ($);

(redacted) #xxxx with balance of ($) and payment of ($). The credit report p.xx reflects a balance of ($), payment of ($).

 - EV2/B Non-Material the payments used by the lender were greater than the verified amount per the credit report. - 08/25/2025 Pre-close report verifying updated balances and payments received.

900001968	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 733. ; Verified reserves - Required 2 months of reserves with verified liquid assets of 16 months. ; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 78.59%. ; Low DTI - Maximum DTI of 45% with review DTI of 42.66%.; Disposable Income - The loan has residual income of ($) monthly.;			CRED 0091 Missing Tax Transcript(s) - Missing the IRS Wage and Income transcripts for xxxx and xxxx. - 09/15/2025 xxxx-xxxx Wage & Income transcripts received.
900001922	XXXX	Funded	1	1	1	1	Verified credit history - Required FICO of 700 with actual FICO of 733. ; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 84.37%. ; Low DTI - Maximum DTI of 45% with review DTI of 41.94%.; Disposable Income - The loan has residual income of ($) monthly.;	TRID 0129 Missing Initial Closing Disclosure - Loan file does not contain an initial CD - 08/22/2025 Initial and interim CDs received.

TITL 0001 Missing Title Evidence - Missing title commitment or final title policy and closing instructions. - 08/21/2025 Agree, per guidelines O&E is acceptable. O&E previously presented x/xx.

APP 0001 Missing Final 1003 Application - Missing the final 1003. The file contains the initial 1003 p.x.  - 08/21/2025 Recd final 1003.

CRED 0083 Asset Documentation is Insufficient - Missing (redacted) 401K quarterly statement covering thru xx/xx/xxxx. The file contains a quarterly statement for (redacted) 401K p.xx which has expired. The Note date is x/xx/xxxx and the 401K statement date is x/xx/xxxx which is xxx days old. The file contains an online printout dated xx/xx/xxxx with only an account balance; however, it does not reflect the account holder name, account number, bank name or transaction history. The subject loan requires 2 months of reserves of ($). The CD is missing to determine if there is sufficient cash out to cover the reserves. If the 401K funds are required for reserves, updated 2 months of statements are needed.  - 08/19/2025 Recd final CD (Refer HUD 0001), reserve requirements met with cash received at closing.

HUD 0001 Missing Final HUD-1 - The file is missing the Final CD and Settlement statement. - 08/19/2025 Recd closing CD.

CRED 0007 Missing Employment doc (VOE) - Missing VOE completed within 10 days of closing. The file contains a WVOE dated xx/xx/xxxx. The Note is dated xx/xx/xxxx.  - 08/19/2025 Recd VOE completed within 10 days of closing.

TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Missing valid COC for the addition of the Title Services Fee of ($) paid to provider. - 08/22/2025 COC for CD issued xx/xx/xxxx received.  Finding cleared upon re-submission w/valid change of circumstance.

900001892	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 744. ; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of 39 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 62.81%. ; Low DTI - Maximum DTI of 45% with review DTI of 29.80%.; Disposable Income - The loan has residual income of (redacted) monthly.;
900001912	XXXX	Funded	1	1	1	1	Verified reserves - Required 2 months of reserves with verified liquid assets of 42 months. ; Low DTI - Maximum DTI of 45% with review DTI of 39.06%.; Disposable Income - The loan has residual income of (redacted) monthly.;	APPR 0076 Appraisal Discrepancy - The appraisal was completed As-is. However, the photos on pages xxx and xxx show a hole in the subject roof with a comment that it is minor roof repair. There are no additional comments on the appraisal regarding the roof damage and there is no documentation in the file to clarify if the damage in the photos is missing shingles with the tar paper showing or an actual hole. Cost to cure is not provided. - 08/21/2025 Recd updated appraisal, Two shingles were sticking up due to wind damage with NO hole in the roof and NO tar paper missing - that is a shadow from the sun. Therefore NO cost to cure is necessary as laying the two shingle back down by the home owner has no cost.

900001913	XXXX	Funded	2	2	2	1	Verified reserves - No reserves required, borrowers are receiving (redacted) months or (redacted) in cash out proceeds.; Verified credit history - FICO (redacted), minimum required (redacted).;	TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final CD dated (redacted) does not indicate if the borrower declined an escrow account or if the lender does not offer one. - 08/19/2025 EV2/B - Non-Material

GIDE 0001 Guideline Exception(s) - The borrowers on the first mortgage are (redacted) and (redacted), only (redacted) name is on the subject second mortgage. Per guidelines, borrowers on the first mortgage note must be the same as the borrowers on the second mortgage note. - Investor acknowledged exception.	CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing evidence of the hazard insurance premium. Insurance documents in the file do not disclose the premium amount. Reviewer used (redacted) annual/(redacted) monthly based on the escrow amount for the 1st mortgage:

Escrow payment from 1st mtg statement (redacted), (redacted) MIP Ins Disbursed on statement (redacted), Documented taxes (redacted).  Verified costs (redacted) MIP + property taxes (redacted)

Remaining escrow payment used as insurance (redacted)

 - 08/21/2025 Recd EOI reflecting the annual policy premium.

ROR 0009  Loan Disbursement Date is on or before the required Right of Rescission Expiration Date  - Missing dry funding CD. Final settlement statement was not in file to confirm date of disbursement. The loan disbursement date (redacted) is earlier than, or the same day as, the calculated "Right to Cancel Expire Date" (redacted). Under Regulation Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c) and Official Staff Commentary) - 08/27/2025 Finding is cleared with the dry funding CD (final) and attached corresponding final settlement statement, disbursement date confirmed to be (dated).

APRV 0003 Missing Loan Approval Date - Missing lender approval / underwriting decision, only the unsigned 1008 is in the file. - 08/21/2025 Recd underwriting decision.

TRID 0121 Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.   - COC states change was new information and further describes a change in product type due to creditworthiness, however no details surrounding the change were provided. Review identified a reduction of lender credit from(redacted) to (redacted) --  - 08/21/2025 Recd COC. Loan file contains corresponding lock confirmation reflecting pricing to support change to the lender credit, lock extended.

900001904	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 717. ; Verified reserves - Required 2 months of reserves with verified liquid assets of 9 months. ; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 79.35%. ; Low DTI - Maximum DTI of 45% with review DTI of 41.44%.; Disposable Income - The loan has residual income of ($) monthly.;
900001916	XXXX	Funded	1	1	1	1				Disposable Income - The loan has residual income of ($) monthly.;
900001927	XXXX	Funded	2	2	1	1	Verified credit history - Required FICO of (redacted) with actual FICO of (redacted). ; Low LTV/CLTV/HCLTV - Maximum CLTV of (redacted) with review CLTV of (redacted);	GIDE 0001 Guideline Exception(s) - LENDER ACKNOWLEDGED EXCEPTION— for the subject property being rural. GL p.x states rural properties require prior approval. The subject loan is a rural property using 12 months of bank statements requiring reductions of CLTV by 10% and 5% respectively for a final CLTV of 70%. The Exception request is p.xxx with a lender email approving the exception on p.xxx. - EV2/B Investor Acknowledged Exception	CRED 0004 Back-end Ratio exception (DTI) - The lender notes on the 1008 state the borrower is doing this cash-out refinance to purchase an investment property and the estimated PITIA for the investment property is included in the DTI. The file is missing documentation to verify the loan amount of (redacted) and PITIA of (redacted) for the investment property being purchased. Lender may provide best know information at the time via a 1003, 1008, LE, or CD. - 08/28/2025 Finding is cleared with the attached 1008, updated 1003 that includes the address and final loan terms for concurrent purchase transaction, and CD for concurrent transaction. DTI with final debt service on concurrent refinance is within 3% tolerance of the approved DTI, thus update is deemed immaterial and does not require borrowers signature.

900001923	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 731. ; Verified reserves - No reserves are required; however, the borrower(s) have reserves with verified liquid assets of 44 months.; Disposable Income - The loan has residual income of ($) monthly.;
900001931	XXXX	Funded	2	1	2	1	Verified credit history - Required FICO of 700 with actual FICO of 704. ; Verified reserves - No reserves are required; however, the borrower(s) have reserves with verified liquid assets of 6 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 35.88%. ; Disposable Income - The loan has residual income of ($) monthly.;	TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final CD dated xx/xx/xxxx (Page xxx) does not indicate if the borrower declined an escrow account or if the lender does not offer one. - EV2/B Non-Material	CRED 0082 Income Documentation is Insufficient - The loan file is missing the signed written business narrative required by the GL. - 08/22/2025 Exception set in error, full doc loan.

HUD 0001 Missing Final HUD-1 - Missing copy of the final settlement statement to confirm the actual disbursement date. Settlement statement in file pg xxx reflects a settlement date of xx/xx/xx and disbursement date of xx/xx/xx.  Final CD dated xx/xx/xx pg xxx reflects a closing date of xx/xx/xx and disbursement date of xx/xx/xx.  (Transaction date per the ROR xx/xx/xx). ** Corrected CD may be required. - 09/05/2025 Copy of closing package executed xx/xx/xx.  Finding cleared upon re-submission with final docs.

900001998	XXXX	Approved	1	1	1	1	Verified credit history - Required FICO of (redacted) with actual FICO of (redacted). ; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of (redacted).; Low LTV/CLTV/HCLTV - Maximum CLTV of (redacted)% with review CLTV of (redacted)%. ; Disposable Income - The loan has residual income of (redacted) monthly.;	APPR 0076 Appraisal Discrepancy - ICE CA Value AVM is not one the approved AVM Vendor’s listed on the GL (redacted) - 08/25/2025 AVM is a product of (redacted) / (redacted)

APPR 0020 Missing Property Condition - Missing exterior property condition inspection. PCI must indicate average condition or better. - 08/25/2025 Exterior PCI indicating the subject to be in Average condition received.

900001900	XXXX	Funded	2	1	2	1				Verified credit history - Required FICO of 700 with actual FICO of 743. ; Verified reserves - Required 2 months of reserves with verified liquid assets of 104 months. ; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 82.61%. ; Low DTI - Maximum DTI of 45% with review DTI of 30.70%.; Disposable Income - The loan has residual income of ($) monthly.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations. - EV2/B Non-Material
900001928	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 800. ; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 60.23%. ; Low DTI - Maximum DTI of 45% with review DTI of 28.02%.; Disposable Income - The loan has residual income of ($) monthly.;
900001967	XXXX	Approved	2	2	2	1	Verified reserves - Required 2 months of reserves with verified liquid assets of 48 months. ; Low DTI - Maximum DTI of 45% with review DTI of 35.94%.; Disposable Income - The loan has residual income of ($) monthly.;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Final CD dated xx/xx/xxxx pg xxx disclosed Estimated Taxes, Insurance, and Assessments of ($) w/ Estimated Property costs over 1 year of ($) (11 mths). Review calculated ($) with Estimated Property costs over 1 year of ($). - 09/15/2025 Please see attached

											CRED 0001 Unacceptable Mortgage History - The credit report p.xx reflects a 1x30 day late in xx/xxxx for the 1st lien mortgage with (redacted). The subject Note date is xx/xx/xxxx. The GL’s p. x states housing history can only reflect 0x30 in the prior 24 months. - 09/02/2025 EV2/B Investor Acknowledged Exception- Email received from (redacted) that they are ok with granting a 1 time exception.
900001903	XXXX	Funded	1	1	1	1	Verified credit history - Required FICO of (redacted) with actual FICO of (redacted). ; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of 66 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of (redacted) with review CLTV of (redacted).; Disposable Income - The loan has residual income of (redacted) monthly.;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Final CD dated (redacted) disclosed Estimated Taxes, Insurance, and Assessments of (redacted) w/estimated property costs over 1 year of (redacted) (xx mths). Review calculated (redacted) w/estimated property costs over x year of (redacted). - 08/26/2025 Finding re-reviewed and cleared. Confirmed that the documented property costs matches to the disclosed property costs. Disclosed tax (redacted) was calculated using the annual tax, not rounded. Initial review appears to have double counted the county tax. Loan information section is the total annual tax due.

900001929	XXXX	Funded	1	1	1	1	Verified credit history - Required FICO of (redacted) with actual FICO of (redacted). ; Verified reserves - Required (redacted) months of reserves with verified liquid assets of (redacted) months. ; Low LTV/CLTV/HCLTV - Maximum CLTV of (redacted) with review CLTV of (redacted). ; Disposable Income - The loan has residual income of (redacted) monthly.;	CRED 0082 Income Documentation is Insufficient - Missing documentation to verify borrower's ownership percentage in (redacted). (redacted) Letter does not confirm the borrower's percentage of ownership. - 08/26/2025 Recd (redacted) letter confirming borrowers percentage of ownership.

900001909	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 758. ; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 55.47%. ; Low DTI - Maximum DTI of 45% with review DTI of 29.44%.; Disposable Income - The loan has residual income of ($) monthly.;
900001941	XXXX	Funded	1	1	1	1	Verified credit history - Required FICO of 680 with actual FICO of 687.; Verified reserves - No reserves are required; however, the borrower(s) have reserves with verified liquid assets of 14 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 75% with review CLTV of 63.35%. ; Disposable Income - The loan has residual income of ($) monthly.;	HCOST 0001 High Cost Failure - The loan fees ($) exceed the (XX) High Cost fee limit, which is ($), the difference is ($).

The loan fees ($) exceed the (xx_Investor) High Cost fee limit, which is ($), the difference is ($). - 09/15/2025 Lender rate sheet provided confirming discount was bona fide.  Finding cleared upon resubmission.

900001907	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 784. ; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of 3 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 67.84%. ; Low DTI - Maximum DTI of 45% with review DTI of 24.19%.; Disposable Income - The loan has residual income of ($) monthly.;
900001999	XXXX	Funded	2	2	1	1	Verified credit history - Middle Credit Scores (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report confirms (redacted) months satisfactory mortgage rating.;	CRED 0138 Missing CPA Letter - Tax preparer letter does not provide each borrower's percentage of ownership. - 09/16/2025 Please see (redacted) email. Letter to follow but wanted to provide for review to confirm percentage of ownership

CRED 0104 Missing Letter of Explanation - Missing letter of explanation for borrower drawing (redacted) from credit lines in the past (redacted) months, which is approximately (redacted) of gross income. Current balance in the borrower's business bank account is (redacted). The loan repayments are approximately (redacted) of the monthly qualifying income. Excessive loan advances could indicate possible cash flow issues.

(redacted) - 10/02/2025 Please see LOE for HELOC draws

CRED 0012 CLTV Exceeds Max Allowed - (redacted) CLTV > (redacted) Max Allowed ((redacted) Max less (redacted) reduction for bank statement loan program). Approved CLTV of (redacted) is based on a value of (redacted), but no valuation was provided in file to support. Review used the AVM value of (redacted). - 10/01/2025 EV2/B - Investor Acknowledged Exception.	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - No employment is listed on the 1003 for B2, but the (redacted) letter indicates B2 is part owner of the self-employment business for which income was used for qualifying (redacted). - 09/16/2025 Refer to CRED 0103 - Recd email correspondence from the (redacted) stating, "(redacted) is the only owner. I will have to correct this next week after the (redacted) deadline I'm up against." (redacted) email is in support of the 1003, business narrative, articles, and SOS which only list B1 as being associated with the business, thus no correction required.

CRED 0097 Missing Verification of Liability (Contingent or Otherwise) - Missing verification of the (redacted) HOA fee. The (redacted) property details on printout in file was not expanded prior to printing to reflect the (redacted) HOA fee. - 09/02/2025 Recd (redacted) confirming (redacted) HOA fee.

APRV 0003 Missing Loan Approval Date - Missing final loan approval / underwriting decision. Only the 1008 was provided. - 08/27/2025 Recd underwriting decision.

GIDE 0001 Guideline Exception(s) - Most recent business bank statement is dated (redacted) > (redacted) days from the Note date of (redacted). -- Per guidelines, Provide (redacted) or (redacted) month’s complete and consecutive bank statements within (redacted) days of Note date. - 09/17/2025 Finding is cleared with the attached (redacted) statement. Updated bank statement income calculator was provided to CRED 0104.

TITL 0014 Title Policy - Schedule B Exception - Per title commitment, (redacted). Contains provision for continuing assessment liens, compliance should be checked by contacting the homeowner's association. Missing confirmation subject property is not located in a PUD which would require a PUD rider. (redacted) search indicates subject property is subject to HOA fees. - 09/16/2025 Finding is cleared with the attached re-recorded Corrected Deed of Trust that includes a PUD rider.

900001925	XXXX	Funded	2	2	1	1	Verified credit history - Required FICO of 700 with actual FICO of 755. ; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of (redacted) months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of (redacted). ; Disposable Income - The loan has residual income of (redacted) monthly.;	CRED 0009 Unacceptable Credit History - Credit report reflects HELOC 1x30 (redacted). The subject Note date is (redacted). The GL’s Mortgage/Credit history requirements p.x state 0x30 in the last 24 months. - Investor Acknowledged Exception.	APPR 0076 Appraisal Discrepancy - Missing explanation regarding the appraisal being dated prior to the brokers application date of (redacted). Appraisal is dated (redacted) and was paid for by the borrower on (redacted). - 09/02/2025 Recd transfer letter.

CRED 0082 Income Documentation is Insufficient - Missing documentation to verify ownership percentage. (redacted) letter in file does not verify ownership percentage. AOI's and By-Laws do not verify ownership.  - 08/28/2025 Letter confirming 100% ownership received.

900001905	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 79.66%. ; Verified credit history - Required FICO of 700 with actual FICO of 732. ; Verified reserves - Required 2 months of reserves with verified liquid assets of 9 months. ; Low DTI - Maximum DTI of 45% with review DTI of 43.24%.; Disposable Income - The loan has residual income of ($) monthly.;	HUD 0001 Missing Final HUD-1 - Missing Final CD. Only one CD dated (date) provided. Final compliance review pending receipt of the final and any subsequent CDs. - 09/02/2025 Final CD dated/executed (date) received.

COMP 0010 Missing Affiliated Business Disclosure - Missing affiliated business disclosure.  No Facts disclosure for for (redacted). in file.  If lender has no affiliates an attestation on company letterhead may be provided. - 09/02/2025 Attestation from (redacted) that (redacted) has no affiliates received.

TRID 0119 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.   - Duplicate of 0195

900001911	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 725. ; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of 5 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 59.79%. ; Low DTI - Maximum DTI of 45% with review DTI of 41.82%.; Disposable Income - The loan has residual income of ($) monthly.;
900001921	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 701. ; Verified reserves - Required 2 months of reserves with verified liquid assets of 9 months. ; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 75.17%. ; Low DTI - Maximum DTI of 45% with review DTI of 40.97%.; Disposable Income - The loan has residual income of (($) monthly.;
900001906	XXXX	Funded	1	1	1	1	Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of 10 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 73.10%. ; Verified credit history - Required FICO of 700 with actual FICO of 770. ;	CRED 0006 Missing Employment doc (VVOE) - The file is missing a VVOE dated w/in 10 days of the note date of xx/xx/xx. - 09/02/2025 VVOE completed xx/xx/xx received.

CRED 0082 Income Documentation is Insufficient - Missing WVOE and/or current pay stubs covering 30 days income to support base income of ($) and overtime of ($) used to qualify. Only the xxxx/xxxx Wage and Income transcripts were provided for review.  Final DTI review is pending.   - 09/02/2025 TWN WVOE received.

900001961	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 784. ; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of 24 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 24.26%. ; Low DTI - Maximum DTI of 45% with review DTI of 36.03%.; Disposable Income - The loan has residual income of ($) monthly.;
900001948	XXXX	Funded	2	2	1	1	Verified reserves - 2 months reserves or ($) required, borrower is receiving 27.10 months or ($) in cash out proceeds.; Verified credit history - FICO 721, minimum required 700;	CRED 0082 Income Documentation is Insufficient - Missing Business Narrative, as required per guidelines for Bank Statement loans. - 09/05/2025 Email recd from LRCP, exception to waive documentation approved.

											CRED 0004 Back-end Ratio exception (DTI) - DTI variance from the lender exceeds x%. The reason for the variance is the income calculation. It appears the lender included all "Web to DDA fr DDA" deposits in qualifying income, it appears these are transfers from other accounts that are undocumented., Compensating Factors: - Non-material issue - DTI is still within guidelines.Verified reserves
900001936	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 800. ; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of 29 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 61.15%. ;
900001914	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 680 with actual FICO of 684.; Low LTV/CLTV/HCLTV - Maximum CLTV of 75% with review CLTV of 35.68%. ; Low DTI - Maximum DTI of 45% with review DTI of 40.33%.; Disposable Income - The loan has residual income of ($) monthly.;
900001953	XXXX	Funded	1	1	1	1	Verified credit history - Required FICO of 700 with actual FICO of 769. ; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of 19 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 59.35%. ; Low DTI - Maximum DTI of 45% with review DTI of 34.23%.; Disposable Income - The loan has residual income of ($) monthly.;	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Final CD dated xx/xx/xx pg xxx reflects a disbursement date of xx/xx/xx which was the same date the the ROR expired. Copy of final settlement statement requested to verify disbursement date. Final updated CD will be required. - 09/05/25 Final settlement statement and CD received confirming funding date of xx/xx/xx.

HUD 0024 HUD-1 is Incomplete - Missing copy of the final settlement statement to verify the actual disbursement date.  Final CD in file reflects a disbursement date of xx/xx/xxd settlement statement was provided for review. - 09/05/25 Final settlement statement and CD received confirming funding date of xx/xx/xx.

APPR 0076 Appraisal Discrepancy  - The 1008 p.xx, Loan Confirmation p.xxx and Lock p.xxx all reflect the subject value as ($). The AVM p.xxx reflects the value as ($) which increases the CLTV from 58.478% to 59.35%. Lender to provide documentation to support using value of ($) or updated 1008. - 09/03/2025 Corrected 1008 reflecting value of ($) received.

900001926	XXXX	Funded	1	1	1	1	Verified credit history - Required FICO of 700 with actual FICO of (redacted). ; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of (redacted) months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of (redacted). ; Low DTI - Maximum DTI of 45% with review DTI of (redacted).; Disposable Income - The loan has residual income of (redacted) monthly.;	COMP 0010 Missing Affiliated Business Disclosure - No Affiliated Business Disclosure or FACTS sheet located in loan file for (redacted) to determine if lender of record has affiliates. If lender has no affiliates an attestation on company letterhead may be provided. - 09/02/2025 Recd seller attestation that the lender has no affiliated business relationships to disclose, thus no abd required.

900001959	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 807. ; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of 23 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 80% with review CLTV of 56.41%. ; Disposable Income - The loan has residual income of ($) monthly.;
900001943	XXXX	Funded	2	1	2	1	Verified credit history - Required FICO of 700 with actual FICO of 740. ; Verified reserves - Required 2 months of reserves with verified liquid assets of 15 months. ; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 79.87%. ; Disposable Income - The loan has residual income of ($) monthly.;	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Final CD dated xx/xx/xx pg xxx disclosed Estimated Taxes, Insurance, and Assessments of ($) with estimated costs over 1 year of ($). Actual estimated taxes insurance and assessments ($) with costs over 1 year of ($) (11 mths). - EV2/B Post Closing Corrective Action -PC CD and LOE to borrower received.	CRED 0004 Back-end Ratio exception (DTI) - 8.01% DTI Variance- Review DTI 48.31%, Approved DTI 40.299%. Variance is due to subject taxes and insurance. 1008 reflects lender only used ($) for each. Actual taxes ($)/ Ins ($). Borrower does qualify for extended DTI up to 50% - 09/05/2025 Updated 1008 received. Lender final DTI 48.32%.

900001949	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 745. ; Verified reserves - No reserves are required; however, the borrower(s) have reserves with verified liquid assets of 23 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 72.39%. ; Low DTI - Maximum DTI of 45% with review DTI of 41.71%.; Disposable Income - The loan has residual income of ($) monthly.;
900001955	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 791. ; Verified reserves - Required 2 months of reserves with verified liquid assets of 30 months. ; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 79.88%. ; Low DTI - Maximum DTI of 45% with review DTI of 20.58%.; Disposable Income - The loan has residual income of ($) monthly.;
900001950	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 785. ; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of 31 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 63.37%. ; Low DTI - Maximum DTI of 45% with review DTI of 30.03%.; Disposable Income - The loan has residual income of ($) monthly.;
900001947	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 738. ; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of 18 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 72.26; Disposable Income - The loan has residual income of ($) monthly.;
900001958	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 778. ; Verified reserves - Required 2 months of reserves with verified liquid assets of 66 months. ; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 80.12; Low DTI - Maximum DTI of 45% with review DTI of 44.40%.; Disposable Income - The loan has residual income of ($) monthly.;
900001937	XXXX	Funded	1	1	1	1	Verified credit history - Required FICO of 700 with actual FICO of (redacted). ; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of (redacted) months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of (redacted). ; Low DTI - Maximum DTI of 45% with review DTI of (redacted).; Disposable Income - The loan has residual income of (redacted) monthly.;	TITL 0013 Title Policy - Schedule A Exception - Loan file contains Affidavit terminating Joint Tenancy (PDF p.xxx). Borrower's spouse passed in (redacted) per executed affidavit. Death certificate referenced as attachment to affidavit is missing. Lender to provide copy of Death Certificate for (redacted). - 09/09/2025 Recd death certificate.

900001956	XXXX	Funded	2	2	1	1				Verified credit history - Required FICO of 700 with actual FICO of (redacted). ; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of (redacted) months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of (redacted). ; Disposable Income - The loan has residual income of (redacted) monthly.;	GIDE 0001 Guideline Exception(s) - LENDER ACKNOWLEDGED EXCEPTION - The subject loan was approved with a loan amount of (redacted). The GL’s p.x shows the minimum loan amount is ($). Lender acknowledged exception for the loan amount on pages x to x with (redacted) approving the exception request. GL p.x states exceptions are considered on a case-by-case basis when compensating factors exist to offset the risk. Prior approval from (redacted) is required. - EV2/B Investor acknowledged exception
900001977	XXXX	Funded	1	1	1	1	Verified credit history - Required FICO of 700 with actual FICO of 784. ; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of 21 months.; Disposable Income - The loan has residual income of ($) monthly.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 60.81%. ;	COMP 0010 Missing Affiliated Business Disclosure - No Affiliated Business Disclosure or FACTS sheet located in file for (redacted). If lender has no affiliates an attestation on company letterhead may be provided. - 09/11/2025 Attestation that lender has no affiliates received.

900001946	XXXX	Funded	1	1	1	1	Verified credit history - Required FICO of 700 with actual FICO of 705. ; Verified reserves - Required 2 months of reserves with verified liquid assets of 10 months. ; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 78.83;	CRED 0082 Income Documentation is Insufficient - Missing documentation to verify monthly pension of ($) used to qualify. Final DTI is pending. - 09/11/2025 Verification of retirement benefits received. (See attachments with CRED 0068.)

CRED 0006 Missing Employment doc (VVOE) - Missing VVOE from employer (redacted) dated w/in 10 days of the Note date xx/xx/xx. - 09/11/2025 WVOE completed xx/xx/xx received.

CRED 0136 Missing Paystub(s) - Missing YTD pay stubs covering 30 days and/or WVOE from (redacted)to verify Base income of ($) and bonus income of ($) used to qualify. Only the xxxx/xxxx Wage and Income transcripts were provided. Final DTI is pending. - 09/11/2025 Pay stubs and WVOE received.

900001932	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 731. ; Verified reserves - 26 mths verified reserves.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 55.46%. ; Low DTI - Maximum DTI of 45% with review DTI of 39%.; Disposable Income - The loan has residual income of ($) monthly.;
900001938	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 788. ; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of 30 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 70.84%. ; Low DTI - Maximum DTI of 45% with review DTI of 34.31%.; Disposable Income - The loan has residual income of ($) monthly.;
900001962	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 780. ; Verified reserves - Required 2 months of reserves with verified liquid assets of 9 months. ; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 83.86; Low DTI - Maximum DTI of 45% with review DTI of 42.30%.; Disposable Income - The loan has residual income of ($) monthly.;
900001957	XXXX	Funded	2	1	2	1				Verified credit history - Required FICO of 700 with actual FICO of 783. ; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of 21 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 68.67%. ; Disposable Income - The loan has residual income of ($) monthly.;	TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final CD dated xx/xx/xxxx (Page xxx) does not indicate if the borrower declined an escrow account or if the lender does not offer one. - EV2/B Non-Material
900001935	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 733. ; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of 9 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 73.31%. ; Low DTI - Maximum DTI of 45% with review DTI of 42.85%.; Disposable Income - The loan has residual income of ($) monthly.;
900001952	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 680 with actual FICO of 683.; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of 26 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 75% with review CLTV of 55.68%. ; Low DTI - Maximum DTI of 45% with review DTI of 39.96%.; Disposable Income - The loan has residual income of ($) monthly.;
900001954	XXXX	Funded	2	2	1	1				Verified credit history - Required FICO of 700 with actual FICO of 727. ; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of 26 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 80.02%. ; Low DTI - Maximum DTI of 45% with review DTI of 41.96%.; Disposable Income - The loan has residual income of ($) monthly.;	GIDE 0001 Guideline Exception(s) - All borrower(s) on the first mortgage note are not the same as the borrower(s) on the second mortgage note. LRCP exception in file xxx-xxx - Investor Acknowledged Exception
900001942	XXXX	Funded	1	1	1	1				Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of 10 months.; Disposable Income - The loan has residual income of ($) monthly.;
900001945	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 680 with actual FICO of 692.; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of 25 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 75% with review CLTV of 47.25%. ; Low DTI - Maximum DTI of 45% with review DTI of 38.32%.; Disposable Income - The loan has residual income of ($) monthly.;
900001963	XXXX	Funded	1	1	1	1				Verified housing payment history - 88 months of mortgage history paid 0x30, verified per credit report. ; Low LTV/CLTV/HCLTV - CLTV of 62.81%, maximum of 85% allowed per guidelines. ; Verified credit history - 779 qualifying credit scores, minimum required of 680. No derogatory credit. ;			APRV 0003 Missing Loan Approval Date - Missing Lender Loan Approval with date of approval. Unsigned 1008 provided in file (pg x). - 09/11/2025 Lender loan approval received.
900002001	XXXX	Approved	2	2	1	1	Verified housing payment history - (redacted) months of mortgage history paid (redacted), verified per credit report.; Verified credit history - (redacted) qualifying credit score, minimum required of (redacted). No derogatory credit. ; Verified reserves - (redacted) months of PITI reserves required. Verified PITI reserves from proceeds of (redacted) months.;	CRED 0082 Income Documentation is Insufficient - 1) Missing (redacted) YE P&L and Balance Sheet for (redacted). Only (redacted) YTD P&L/Balance Sheet provided. Unable to accurately calculate income without (redacted) tax returns or P&L.

2) Additional (redacted) entity listed on (redacted), (redacted). Loss from (redacted) (redacted) returns included. Loss increased from (redacted) to (redacted). Missing YE (redacted) and YTD (redacted) P&L confirming that losses are not continuing to increase in (redacted) and (redacted). - 10/03/2025 (redacted) P&L and balance sheet for (redacted).	CRED 0087 Tax Returns/Transcripts are Insufficient - Missing (redacted) filing extension for (redacted) return in the name of (redacted). - 10/03/2025 Recd (redacted) extension to file (redacted) return.

APRV 0003 Missing Loan Approval Date - Missing Lender Loan Approval with date of approval. Unsigned (redacted) provided in file. - 09/11/2025 Lender loan approval received.

COMP 0031 Unacceptable Loan Originator Compensation - Missing evidence credit report fee of (redacted) paid to the 3rd party and not the broker as shown on CD issued (redacted).  - 09/18/2025 Recd the final dry funding CD.

900001973	XXXX	Funded	2	1	2	1	Verified credit history - Required FICO of 700 with actual FICO of 733. ; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of 51 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 68.49%. ; Disposable Income - The loan has residual income of ($) monthly.;	TRID 0089 Disclosed Finance Charge Must Be >= Actual Finance Charge - $35 - TPR audit calculated PFC fees as ($) - including Sec H fees totaling ($). Lender PFC calculations per Compliance Ease report in file (PDF p.xxx) are listed as ($) - which does not include Sec H fees (($) Mortgage Satisfaction Tracking and ($) Tech Fee). Lender to cure PFC fail and provide borrower reimbursement, PCCD, and proof of delivery to borrower. --The disclosed finance charge (($)) is (($)) below the actual finance charge (($)). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)

- 09/24/2025 The original suspense does not have this listed in the text at all. The mortgage sat fee and the tech fee total ($) for fees in section H which is the suspense. Please escalate and have this cleared. Thank you.	CRED 0091 Missing Tax Transcript(s) - Guidelines pg.x require wage and income transcripts for the year(s) of qualifying income. The file contains the xxxx and xxxx W2’s for the primary job with (redacted) and the xxxx W2 for the 2nd job with (redacted). The file is missing the IRS W2 transcripts for xxxx for both jobs. - 09/15/2025 xxxx transcripts received.

900001939	XXXX	Funded	1	1	1	1	Verified employment history - The borrower has been with both current employers 5+ years.; Verified reserves - No reserves required, 10.69 months reserves or ($) received from cash out proceeds.; Low LTV/CLTV/HCLTV - CLTV 46.52%, up to 75% acceptable;	CRED 0091 Missing Tax Transcript(s) - Missing xxxx transcripts to support the xxxx W2s. Guidelines require transcripts for all years considered. The borrower works two jobs, two year history required. - 09/15/2025 xxxx wage & income transcripts received.

900001940	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 712. ; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 74.47%. ; Disposable Income - The loan has residual income of ($) monthly.;			APP 0003 Missing Initial 1003 Application - Initial application executed by loan originator not in file. - 09/15/2025 LO executed initial 1003 received.
900001978	XXXX	Funded	2	1	2	1	Verified credit history - Required FICO of 700 with actual FICO of 748. ; Verified reserves - Required 2 months of reserves with verified liquid assets of 28 months. ; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 77.84%. ; Low DTI - Maximum DTI of 45% with review DTI of 32.08%.; Disposable Income - The loan has residual income of ($) monthly.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations. - EV2/B Non-Material	TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Final CD dated xx/xx/xx Disclosed Estimated Taxes, Insurance & Assessments of ($) with Estimated Property Costs over Year 1 of ($) (11 mths). Review Calculated Taxes, Insurance & Assessments of ($) with Estimated Property Costs over Year 1 of ($) (11 mths). (xxxx taxes ($) pg xxx / HOI ($) pg xxx) - 09/16/2025 Agree w/lender response, TPR error.

900001971	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 680 with actual FICO of 693.; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of 7 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 75% with review CLTV of 50.21%. ; Low DTI - Maximum DTI of 45% with review DTI of 42.57%.; Disposable Income - The loan has residual income of ($) monthly.;
900001987	XXXX	Funded	2	1	2	1	Verified credit history - Required FICO of (redacted) with actual FICO of (redacted). ; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of 39 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of (redacted) with review CLTV of (redacted). ; Low DTI - Maximum DTI of (redacted) with review DTI of (redacted).; Disposable Income - The loan has residual income of (redacted) monthly.;	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Right to cancel is (redacted) which is the same days as disbursement date per final CD dated (redacted). Settlement statement requested to verify the the actual disbursement date. Corrected final CD may be required. - 09/19/2025 Please see attached PCCD and LOE to bwr	RESPA 0029 Missing Homeownership Counseling Disclosure - Missing Homeownership Counseling Disclosure. - 9/15 - Homeownership Counseling Disclosure provided. Finding cleared.

COMP 0010 Missing Affiliated Business Disclosure - Missing ABD no facts disclosure found in file.  If lender has no affiliates an attestation may be provided on company letterhead. - 09/16/2025 FACTS disclosures received confirming (redacted) has no affiliates.

TRID 0130 Missing Intent to Proceed - Missing Intent to Proceed. - 09/16/2025 ITP executed (redacted) received.

HUD 0001 Missing Final HUD-1 - Missing copy of the final settlement statement to verify the actual disbursement date.  CD in file reflects that the loan disbursed on (redacted) which is the date the ROR expired. - 09/16/2025 Final settlement statement received confirming the loan disbursement date of (redacted).

900001965	XXXX	Funded	1	1	1	1	Verified reserves - No reserves required, the borrowers will be receiving (redacted) months reserves or (redacted) in cash out proceeds.; Verified credit history - FICO (redacted), minimum required (redacted).; Low LTV/CLTV/HCLTV - CLTV (redacted), up to (redacted) acceptable.;	CRED 0095 Missing or Incomplete 4506-T/4506-C - Missing executed 4506-C for borrower 2, who qualified on W2 income. The file includes transcripts and the taxpayer consent form, but not the executed 4506-C form. - 09/17/2025 Recd 4506C signed by B2 at closing.

900002016	XXXX	Funded	2	2	1	1	Verified credit history - Required FICO of (redacted) with actual FICO of (redacted). ; Verified reserves - Required (redacted) months of reserves with verified liquid assets of (redacted) months. ; Low LTV/CLTV/HCLTV - Maximum CLTV of (redacted) with review CLTV of (redacted). ; Low DTI - Maximum DTI of (redacted) with review DTI of (redacted).; Disposable Income - The loan has residual income of (redacted) monthly.;	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - The 1003 lists an employer name of New Employer for the borrower with no employment information or salary. Borrower appears to be retired. - EV2/B Non-Material	TRID 0016 Prior Loan Estimate Sent Method Not In Person and No Received Date - Missing the disclosure tracking to verify the receipt date of the LE issued (redacted). - 09/30/2025 Finding is cleared with the attached borrower signed LE (redacted).

900001981	XXXX	Funded	1	1	1	1	Verified credit history - Required FICO of 700 with actual FICO of 712. ; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 79.58%. ; Low DTI - Maximum DTI of 45% with review DTI of 37.29%.; Disposable Income - The loan has residual income of ($) monthly.;	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - The signed final 1003 p.xxx lists an asset with (redacted) sav #xxxx with balance of ($). The 1008 p.xx also lists a verified asset of ($). The file is missing any asset documentation for (redacted) sav #xxxx. - EV2/B Cash out proceeds used to meet the reserve requirement of 2 mths. - 09/24/2025 Bank statement received.

CRED 0001 Unacceptable Mortgage History - Missing most recent 12 mths mortgage history for the 1st lien (redacted) A/# ending in xxxx.  Account was in the name of the borrowers deceased spouse only.  Only 3 statements for xx/xx/xx (pg xxx) xx/xx/xx (pg xxx), xx/xx/xx (pg xxx) provided for review.   - 09/26/2025 (redacted) servicing print out covering xx/xx-xx/xx received. History verified 0x30.

CRED 0009 Unacceptable Credit History - Missing documentation to verify the student loan monthly payments reflected on the final 1003 used to qualify. The signed final 1003 p.xxx, xxx list 4 student loans with (redacted) showing monthly payments of ($), ($), ($) and ($). The credit report p.xx shows the 4 student loans with no payments reflected.  - 09/24/2025 Documentation received to verify borrower is currently enrolled in an Income-Driven Repayment (IDR) plan, specifically the (redacted)program. His required monthly payment is ($), and he is not required to recertify until xx/xx. Lender used conservative amount as no payment is currently due.

900001960	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 775. ; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of 17 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 47.97; Low DTI - Maximum DTI of 45% with review DTI of 43.44%.; Disposable Income - The loan has residual income of ($) monthly.;
900001951	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 777. ; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of 14 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 52.49%. ; Low DTI - Maximum DTI of 45% with review DTI of 41.24%.; Disposable Income - The loan has residual income of ($) monthly.;
900001985	XXXX	Funded	1	1	1	1
900002028	XXXX	Approved	2	2	1	1	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Low LTV/CLTV/HCLTV - (redacted) CLTV < (redacted) Max Allowed.;	CRED 0138 Missing CPA Letter - (redacted) letter does not disclose the borrower's percentage of ownership or how long the borrower has been self-employed. - 10/15/2025 Uploaded updated (redacted) letter.	CRED 0082 Income Documentation is Insufficient - Missing most recent (redacted) months of business bank statements to confirm borrower maintains separate accounts as required for Personal Bank Statement loans. No LOE in addressing business statements in file. Lender did apply (redacted) expense factor. - 09/18/2025 Recd response from investor, We would not consider this an exception. This would fall into the comingled account category which would qualify as a business bank statement loan.

900001972	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - CLTV of 49.5%, maximum of 85% allowed per guidelines. ; Net tangible benefit - Debt consolidation saving borrower $313 per month. ; Verified housing payment history - 262 months of mortgage history paid 0x30, verified per credit report. ;
900001982	XXXX	Funded	2	1	2	1	Verified credit history - (redacted) Representative credit score exceeds the minimum required credit score of (redacted) by (redacted) Points. ;	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - APR decreased on interim and final CD by more than .125 from the initial CD.

APR initial CD (redacted) 8.089%

APR interim CD (redacted) 7.832%

APR Final CD (redacted) 7.829%  - EV2/B APR decreased, benefit to borrower.

TRID 0204 Estimated Property Costs over Year 1 Are Not Accurate - Final CD dated (redacted) disclosed Estimated Taxes, Insurance, and Assessments of (redacted) w/Estimated property costs over year 1 of (redacted) (12 mths). Review calculated Estimated Taxes, Insurance, and Assessments of (redacted) w/Estimated property costs over year 1 of (redacted). (Taxes $ (redacted) / (redacted) HOI (redacted) - 09/18/2025 LOX and PCCD	APRV 0003 Missing Loan Approval Date - Missing final lender approval. File includes an unsigned 1008 and Commitment Letters but the Commitment Letters do not match the final interest rate of (redacted). - 09/25/2025 Recd underwriting conditional approval.

900001980	XXXX	Funded	1	1	1	1	Verified reserves - No reserves required due to LTV < (redacted). Verified reserves from proceeds of (redacted). ; Verified housing payment history - (redacted) months of mortgage history paid 0x30, verified per credit report. ;	DEED 0022 Missing Notary on Mortgage/DOT - Missing page x of the Deed of Trust. Unable to verify the NMLS IDs on the document are correct, and unable to verify if and when the document was notarized. - 09/17/2025 Recd recorded copy of the DOT that includes the notary page for B2 signature.

DEED 0021 Missing Legal Description on Mortgage/DOT - Missing legal description on exhibit A from the Deed of Trust. - 09/16/2025 Recd copy of DOT with Exhibit A included.

900001975	XXXX	Funded	1	1	1	1				Verified credit history - 772 Representative credit score exceeds the minimum required credit score of 680 by 92 Points. ;
900001984	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of (redacted) with actual FICO of (redacted). ; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of (redacted) months.; Low LTV/CLTV/HCLTV - Maximum CLTV of (redacted) with review CLTV of (redacted). ; Low DTI - Maximum DTI of (redacted) with review DTI of (redacted).; Disposable Income - The loan has residual income of (redacted) monthly.;
900002013	XXXX	Approved	1	1	1	1	Verified credit history - Required FICO of (redacted) with actual FICO of (redacted). ; Verified reserves - Required (redacted) months of reserves with verified liquid assets of (redacted) months. ; Low LTV/CLTV/HCLTV - Maximum CLTV of (redacted) with review CLTV of (redacted). ; Disposable Income - The loan has residual income of(redacted) monthly.;	CRED 0096 Missing proof of PITI payment on non-subject property - The file is missing documentation to verify the monthly HOA fee for (redacted). The signed final 1003 REO section lists an investment property at (redacted) with (redacted) in the HOI, Taxes and HOA box. The mortgage statement shows the payments is escrowed. The file contains a letter from the borrower stating the monthly HOA fee is (redacted). The file is missing documentation to verify the monthly HOA fee for (redacted). - 09/18/2025 Finding is cleared with the attached HOA transaction history.

900001976	XXXX	Funded	1	1	1	1	Verified credit history - Required FICO of 700 with actual FICO of 806. ; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of 42 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 58.83%. ; Low DTI - Maximum DTI of 45% with review DTI of 41.37%.; Disposable Income - The loan has residual income of ($) monthly.;	DEED 0007 Missing PUD Rider - Missing the PUD Rider to go with the Texas Home Equity Security Instrument (pg xx). - 09/24/2025 PUD Rider received.

TXEQ 0011 Fair Market Value Disclosure not provided or executed by Title Holders or Lender - Fair Market Value Disclosure (PDF xxx) is not signed by lender.  - 09/24/2025 Fair Market Value Disclosure executed by lender received.

TXEQ 0001 Notice Concerning Extension of Credit Disclosure is Missing - Notice Concerning Extension of Credit Disclosure (PDF p. xxx) is not executed by borrowers. - 09/24/2025 TX 12 day disclosure executed by borrowers xx/xx/xx received.

TXEQ 0019 Missing TX Home Equity Affidavit and Agreement - TX Home Equity Affidavit and Agreement located is missing. - 09/24/2025 TX Home Equity Affidavit and Agreement received.

ROR 0004 Right of Rescission is not executed by Title Holder(s) - Missing Notice of Right to Cancel executed by (redacted) - 09/24/2025 ROR executed by B2 xx/xx/xx received.

900001989	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 700 with actual FICO of 701. ; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of 10 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 60.91%. ; Low DTI - Maximum DTI of 45% with review DTI of 36.62%.; Disposable Income - The loan has residual income of ($) monthly.;
900001974	XXXX	Funded	1	1	1	1				Verified credit history - Required FICO of 680 with actual FICO of 682.; Verified reserves - No reserves are required; however, the borrower(s) have reserves with verified liquid assets of 9 months.; Low LTV/CLTV/HCLTV - Maximum CLTV of 75% with review CLTV of 24.04%. ; Disposable Income - The loan has residual income of ($) monthly.;
900001991	XXXX	Funded	1	1	1	1
900001990	XXXX	Funded	1	1	1	1
900002023	XXXX	Approved	2	2	1	1	GIDE 0001 Guideline Exception(s) - Exception in file for Rural Property approved (redacted) - EV2/B - Investor acknowledged exception in file. No further action from seller required.	TXEQ 0023 Texas 50(a)(6) Loan Fees Exceed the Permissible Fee Limitation. - Fee total of (redacted) > (redacted) allowable based on (redacted) of the principal balance. Lender's (redacted) report in file was not summitted with final CD, submission CD (redacted) with final CD issued (redacted). Loan file is missing documented par rate (rate available at no cost to borrower), thus unable to confirm if any portion of the loan discount is excludable. - 10/17/2025 Bonafide discount confirmed which can be excluded under (redacted) Constitution.

TRID 0119 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.

TXEQ 0001 Notice Concerning Extension of Credit Disclosure is Missing - Missing executed (redacted) Notice Concerning Extension of Credit Disclosure. - 09/25/2025 Recd borrower signed (redacted) Notice Concerning Extension of Credit Disclosure.

900001966	XXXX	Funded	1	1	1	1
900001964	XXXX	Funded	1	1	1	1
900001979	XXXX	Funded	2	1	2	1					APPR 0044 HPML Appraisal Requirements are Not Met - Missing appraiser's executed certification stating the appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations. - EV2/B Non-Material
900002024	XXXX	Funded	1	1	1	1	CRED 0091 Missing Tax Transcript(s) - Missing (redacted) and (redacted) (redacted) transcripts to validate (redacted) income used to qualify for B2. Only the Wage & Income transcripts were documented in the loan file. - 10/28/2025 10/24/25 (redacted)Transcripts received.

APP 0004 Initial 1003 Application is Incomplete - Initial Application for B2 is not in file. - 10/27/2025 Copy of the initial 1003 executed by B2 at closing on (redacted) received.

900001992	XXXX	Funded	1	1	1	1	CRED 0082 Income Documentation is Insufficient - Missing (redacted) letter or complete copy of the Articles of Organization with copy of change of Registered Agent to verify borrower is 100% owner of (redacted). - 09/25/2025 State issued business license in file grants authority to borrower to operate the business. The license was issued (redacted) and is valid through (redacted).

900001969	XXXX	Funded	1	1	1	1
900001970	XXXX	Funded	1	1	1	1
900001986	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - (redacted) CLTV < (redacted) Max Allowed.; Verified credit history - (redacted) Middle Credit Score > (redacted) Min Required.;	HAZ 0004 Hazard Insurance Coverage Amount is Insufficient - Dwelling Coverage of (redacted) < (redacted) 1st + 2nd Liens. - 09/29/2025 EOI notes dwelling coverage is based on an estimate of the cost to rebuild the home, coverage A + other structures > RCE.

900001993	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - 60.57% CLTV < 75% Max Allowed.;
900001983	XXXX	Funded	1	1	1	1				Verified credit history - Middle Credit Score 803 > 680 Minimum Required.; Low LTV/CLTV/HCLTV - 57.48% CLTV < 85% Max Allowed.;
900001995	XXXX	Approved	1	1	1	1	Low LTV/CLTV/HCLTV - (redacted) LTV/CLTV w/a max allowed of (redacted).; Verified credit history - (redacted) fico w/a minimum requirement of (redacted).;	TRST 0002 Loan was not properly executed by the guarantor(s) and the trustee - Missing executed and notarized Certification of Trust. - 10/03/2025 Finding is cleared with the attached executed copy of the certification of trust.

900002010	XXXX	Funded	1	1	1	1							APP 0004 Initial 1003 Application is Incomplete - Missing initial 1003 executed by the LO. (Neither the initial or final was executed). - 10/01/2025 LO executed 1003 received.
900002015	XXXX	Approved	2	2	1	1					GIDE 0001 Guideline Exception(s) - Missing business narrative for self-employed bank statement loan. - 10/08/2025 EV2/B - Investor Acknowledged Exception
900002005	XXXX	Funded	2	2	1	1				Low DTI - (redacted) DTI < (redacted) Max Allowed.; Low LTV/CLTV/HCLTV - (redacted) CLTV < (redacted) Max Allowed.;	GIDE 0001 Guideline Exception(s) - Guideline exception for rural property approved with max CLTV of (redacted) and (redacted) FICO, page (redacted). - 09/30/2025 EV2/B - Investor Acknowledged Exception in file.
900001988	XXXX	Funded	1	1	1	1
900002008	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - (redacted) CLTV < (redacted) Max Allowed.; Verified reserves - (redacted) Months Verified PITIA Reserves. No reserves required.; Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.;
900002004	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - (redacted) CLTV < (redacted) Max Allowed.; Low DTI - (redacted) DTI < (redacted) Max Allowed.;	TRID 0137 Cannot Reconcile LE / CD Versioning - Tracking document and COC ((redacted) shows a revised CD issued (redacted) and received (redacted). CD issued (redacted) is not in file. - 10/02/2025 Confirmed per the lender that the CD sent on (redacted) has an Issue Date of (redacted). No additional CD was provided.

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing documentation to support the qualifying property insurance payment of (redacted) (redacted). Reviewer calculated insurance in the amount of (redacted) per month (redacted).  - 10/02/2025 Updated HOI policy received.

900002019	XXXX	Approved	2	1	2	1	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;	TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final CD issued (redacted) (redacted) does not indicate of the borrower declined an escrow account or if the lender does not offer one. (PCCD expected for CA loan is not in file) - 09/30/2025 EV2/B - Non-Material	DEED 0021 Missing Legal Description on Mortgage/DOT - Legal Description is not attached to or contained within Mortgage (redacted). - 10/02/2025 Complete copy of Mortgage / DOT received.

CRED 0103 Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing verification of property taxes. Title Commitment refers to attachment for taxes but attachment is not included (redacted). AVM does not state a tax amount (redacted).  - 10/02/2025 Subject tax cert received.

900002018	XXXX	Approved	1	1	1	1	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;	TRID 0009 Initial Closing Disclosure Sent Method Not In Person and No Received Date - Missing evidence of delivery to borrower of the initial CD. Timing requirement is not met with US Mailbox Rule applied. - 10/01/2025 Initial CD issued (redacted) received. Finding cleared upon re-submission.

RESPA 0029 Missing Homeownership Counseling Disclosure - No Homeownership Counseling Disclosure located in loan file - 10/01/2025 Homeownership Counseling Disclosure issued (redacted)received.

900002038	XXXX	Funded	2	2	2	1	Verified credit history - Middle Credit Score 770 > 700 Minimum Required.; Low DTI - 32.36 DTI < 45% Max Allowed.;	APP 0002 Final 1003 Application is Incomplete - B2 employment start date s/b xx/xx/xxxx instead of xx/xx/xxxx, per WVOE page x and initial 1003 pagex. - 09/30/2025 EV2/B - Non-Material

											TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for increase in lender points on LE issued (redacted). - 10/28/2025 Hello, Packet now sent out. Set to be delivered on 10/29
900002007	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified reserves - (redacted) Months Verified Reserves > (redacted) Months Required.;
900002002	XXXX	Funded	1	1	1	1
900002011	XXXX	Approved	1	1	1	1	Verified reserves - (redacted) months of verified reserves when guidelines required zero.; Low DTI - Low DTI of (redacted).; Verified employment history - Borrower has been employed as a physician with same employer for (redacted) years.;	CRED 0122 Missing copy of green card for permanent resident alien. - Missing copy of the borrowers unexpired permanent resident card. NOTE: H1B expired (redacted). - 10/07/2025 Received a copy of the borrowers unexpired permanent resident card.

900002006	XXXX	Funded	1	1	1	1				Verified reserves - (redacted) months of verified reserves when guidelines required (redacted) months.; Low DTI - Low DTI of (redacted) < (redacted) Max.; Verified employment history - Borrowers have each been employed with their respective employers as a teacher for (redacted) years.;
900002017	XXXX	Funded	1	1	1	1				Verified reserves - (redacted) months of verified reserves when guidelines required (redacted) months.; Verified employment history - Borrower has been a (redacted) with same employer for (redacted) years.;
900001994	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of (redacted).; Verified occupancy in subject property - Borrower has occupied subject property for (redacted) years.;
900002009	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low CLTV of (redacted).; Verified employment history - Borrower has been employed as a (redacted) with same employer for (redacted) years.; Verified occupancy in subject property - Borrower has occupied the subject property for (redacted) years.;
900002022	XXXX	Approved	1	1	1	1	Low LTV/CLTV/HCLTV - Low CLTV of (redacted).; Verified employment history - Borrower has been self employed for (redacted) years.; Verified occupancy in subject property - Borrower has occupied the subject property for (redacted) years.;	DEED 0007 Missing PUD Rider - Missing the PUD rider. - 10/09/2025 Received a copy of the executed PUD Rider.

DEED 0021 Missing Legal Description on Mortgage/DOT - Missing Exhibit A, legal description. - 10/10/2025 Received a copy of the recorded Deed of Trust with the Exhibit A  Property Description.

900002021	XXXX	Approved	2	1	2	1	Verified reserves - (redacted) months of verified reserves when GL required (redacted) months.; Verified occupancy in subject property - Borrowers have occupied the subject property for (redacted) years.;	TRID 0206 Final APR Outside Tolerance of .125 from APR 3 Business Days Prior to Closing - Final APR Outside Tolerance of (redacted) from APR (redacted) Business Days Prior to Closing. APR CD (redacted), APR final CD dated (redacted). APR decreased, benefit to borrower. - 10/03/2025 EV2/B - Decrease in the APR is a benefit to borrower.	CRED 0082 Income Documentation is Insufficient - Missing B1 employer LOE addressing B1s annual salary. The annual salary on the WVOE of (redacted) is not supported by YTD or prior years earnings. B1s YTD base pay as of (redacted) is (redacted). - 10/10/2025 Received lender rebuttal with prior two years year end paystubs. YTD paystubs, prior two years year end paystubs, two years W2s, and wage transcripts satisfactorily documented the income. Since the WVOE was not relied upon the finding can be cleared.

900001996	XXXX	Approved	1	1	1	1	Low LTV/CLTV/HCLTV - Low CLTV of (redacted).; Verified reserves - (redacted) Months of verified reserves when none were required based on LTV.; Verified occupancy in subject property - Borrowers have occupied the subject property for (redacted) years.;	FRAUD 0001 Fraud report alerts have not been addressed - Missing rescored fraud report with all fraud findings satisfactorily addressed. Adjusted score in file is a moderate (redacted) with high risk fraud finding not addressed. - 10/06/2025 Received rescored fraud report fraud report loan summary with all fraud findings cleared.

900002000	XXXX	Approved	1	1	1	1				Verified reserves - (redacted) months of verified reserves when none required per LTV.; Verified occupancy in subject property - Borrower has occupied subject property for (redacted) years.;
900002020	XXXX	Approved	2	1	2	1				Verified reserves - (redacted) months of verified reserves when guidelines required (redacted) months.; Verified employment history - Borrower has been self employed for (redacted) years.; Verified occupancy in subject property - Borrower has occupied the subject property for (redacted) years.;	TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final CD dated (redacted) does not indicate if the borrower declined an escrow account or if the lender does not offer one. (No PCCD in file for (redacted) loan) - 10/07/2025 EV2/B - Non-Material
900002003	XXXX	Approved	1	1	1	1				Verified employment history - Borrower has been employed with same employer as a nurse for (redacted) years.; Verified occupancy in subject property - Borrower has occupied subject property for (redacted) years.; Low DTI - DTI of (redacted) < (redacted) Max Allowed.;
900002012	XXXX	Approved	2	1	2	1	Verified employment history - B1 has been employed with same employer for (redacted) years. B2 has been self employed for (redacted) years.; Verified occupancy in subject property - Borrowers have occupied the subject property for (redacted) years.; Low DTI - Low DTI of (redacted).;	TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final CD dated (redacted) does not indicate if the borrower declined an escrow account or if the lender does not offer one. - 10/08/2025 EV2/B - Non-Material.	DEED 0021 Missing Legal Description on Mortgage/DOT - Legal Description is not attached to or contained within Mortgage. - 10/10/2025 Received copy of the recorded Deed of Trust that includes Exhibit A.

900002031	XXXX	Approved	2	2	1	1	Verified reserves - 37 months of verified reserves.; Verified employment history - Borrower has been self employed owner of pizzaria for 17 years.; Verified occupancy in subject property - Borrower has occupied the subject property for 6.8 years.;	CRED 0082 Income Documentation is Insufficient - Missing business narrative. Per guidelines, General Criteria - Provide a signed written business narrative. Must include:

Description of business operation

Primary products and or services

Who is the customer base

Number of full-time employees,

											Any other information that would help determine eligible deposits - 10/16/2025 EV2/B Investor Acknowledged Exception - An exception has been approved for lack of business narrative.
900002037	XXXX	Approved	2	1	2	1	Verified employment history - Borrower has been employed as a teacher for 27 years.; Verified occupancy in subject property - Borrower has occupied the subject property for 5.5 years.;	TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Final CD dated (redacted) has a title service fee of $x that was not previously disclosed and exceeds 10% TRID tolerance. Lender to provide valid COC for addition of fee and/or tolerance cure documentation. Refer TRID 0008 - Initial and Interim CDs are missing. Final compliance test is pending missing disclosures.	TRID 0008 Initial CD Received Date is < 3 business days prior to Consummation Date - Missing Initial Closing Disclosure dated at least 3 business days prior to loan closing date of (redacted) and any interim CDs. - 10/14/2025 Received the initial CD.

900002029	XXXX	Approved	1	1	1	1	Verified employment history - Borrower has been employed as a teacher for 30 years.; Verified occupancy in subject property - Borrower has occupied the subject property for 18 years.;	CRED 0082 Income Documentation is Insufficient - Missing income docs. File contains (redacted) transcripts. - 10/14/2025 Sufficient income documentation received, exception cleared.

CRED 0006 Missing Employment doc (VVOE) - Missing VOE for borrowers employment with (redacted) - 10/14/2025 VOE dated (redacted) received, exception cleared.

CRED 0084 Income Calculation Discrepancy - Missing updated 1008. Review DTI 27.78% / Approved DTI 13.89%, variance > 3%. Lender appears to have double counted the base income. 1008 reflects (redacted) monthly income, but the comments states that qualifying income was to be (redacted)/mo. Refer to CRED 0082. - 10/14/2025 Updated 1008 and 1003 received with corrected income and DTI.  Exception cleared.

900002040	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - Low CLTV of 72.69%.; Verified occupancy in subject property - Borrower has occupied the subject property for 25 years.;	CRED 0004 Back-end Ratio exception (DTI) - Missing updated 1008. Approved DTI 48.013% / Review DTI 43.78%, variance > 3% due to lender double counting property costs escrowed with first lien. - 10/14/2025 Updated final 1008 and 1003 received.

TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing valid COC for increase to the discount from $969 to $1,854.33.  - 10/30/2025 LE dated 08/20/25 with COC dated 08/19/25 for customer requested changes received.  Finding cleared upon re-submission.

900002030	XXXX	Approved	1	1	1	1				Verified occupancy in subject property - Borrower has occupied the subject property for (redacted) years.; Verified housing payment history - (redacted) months of mortgage history paid (redacted) verified on credit report since (redacted).;
900002042	XXXX	Funded	1	1	1	1	Verified housing payment history - 99+ months of mortgage history paid 0x30 on credit report since x.; Verified occupancy in subject property - Borrowers have occupied the subect property for 10 years.; Verified employment history - B2 has been employed as (redacted)Supervisor for 18 years.;	APPR 0076 Appraisal Discrepancy - Photo on AVM does not reflect same property in Property Condition Inspection, pages x, x. - 10/21/2025 10/21/25 LOE from (redacted) received with revised AVM with photo omitted. Explanation added to comments.

FRAUD 0001 Fraud report alerts have not been addressed - Missing rescored fraud report with all fraud finding satisfactorily addressed. Fraud report in file reflects a score of x - critical risk; high fraud alerts not cleared (pg x), regarding employment, potential FC and NMLS discrepancies. - xxx FraudGuard received.

CRED 0104 Missing Letter of Explanation - Missing LOX indicating (redacted) is dba or fka (redacted) per TWN page x. - (redacted) Internet search for (redacted)received.  Search confirms company provides payroll administration services.

900002025	XXXX	Approved	1	1	1	1				Verified employment history - Borrower has been employed with same employer for (redacted) years.; Verified occupancy in subject property - Borrower has occupied the subject property for (redacted) years.; Low DTI - Low DTI of (redacted).;
900002014	XXXX	Approved	1	1	1	1				Verified occupancy in subject property - Borrowers have occupied subject property for (redacted) years.; Verified employment history - Borrowers have been employed with same employers for (redacted) years and (redacted) years, respectively.; Verified housing payment history - (redacted) months of verified mortgage history paid (redacted) on credit report since (redacted).;
900002026	XXXX	Approved	1	1	1	1				Verified reserves - (redacted) months of verified reserves when guidelines required (redacted) months.; Verified occupancy in subject property - Borrowers have occupied subject property for (redacted) years.;
900002027	XXXX	Approved	1	1	1	1				Verified employment history - Borrower has been employed with same employer for (redacted) years.; Verified occupancy in subject property - Borrower has occupied the subject property for (redacted) years.;
900002034	XXXX	Approved	1	1	1	1	Low LTV/CLTV/HCLTV - Low CLTV of (redacted).; Verified occupancy in subject property - Borrower has occupied the subject property for (redacted) years.; Verified reserves - (redacted) months of verified reserves when guidelines required none on extremely low CLTV.;	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Missing dry-funding CD. Subject is located in (redacted). Disbursement date on final CD, is (redacted) with expiration date on ROR of (redacted). - 10/16/2025 10/16/25 Final CD reflecting actual disbursement date of (redacted) received.

900002033	XXXX	Approved	1	1	1	1				Low LTV/CLTV/HCLTV - Low OCLTV 46.63%.; Verified occupancy in subject property - Borrowers have occupied the subject property for 4.25 years.;
900002032	XXXX	Approved	1	1	1	1	Verified housing payment history - 99+ months of verified mortgage history paid 0x30 on credit report since x.; Verified occupancy in subject property - Borrower has occupied the subject property for 10 years.;	CRED 0091 Missing Tax Transcript(s) - Missing tax transcripts. - 10/24/2025 2024/2023 Wage and Income transcripts received.

CRED 0082 Income Documentation is Insufficient - Missing all income docs: Paystubs, W2's and/or WVOE to support base income used to qualify.

CRED 0006 Missing Employment doc (VVOE) - Missing VOE within 10 days prior to note date. - 10/24/2025 VVOE completed received.

900002049	XXXX	Funded	2	1	2	1	Verified employment history - Borrower has been self employed for (redacted) years.; Verified occupancy in subject property - Borrower has occupied subject property for (redacted) years.;	TRID 0089 Disclosed Finance Charge Must Be >= Actual Finance Charge - $35 - Lender Compliance Report shows the Commitment Fee paid to the Lender in the amount of (redacted) is not included in the financed charges resulting in the variance with the calculated total. -- The disclosed finance charge (redacted) is (redacted) below the actual finance charge (redacted). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than (redacted) below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1) - 11/03/2025 Rescission re-opened. Recission letter, post-close CD, Notice of Right To Cancel forms, copy of shipping label and copy of return postage paid shipping label uploaded and acceptable to satisfy condition.

											TRID 0086 Closed-End Finance Charge Rescission Tolerance - Lender Compliance Report shows the Commitment Fee paid to the Lender in the amount of (redacted) is not included in the financed charges resulting in the variance with the calculated total. -- The disclosed finance charge (redacted) is less than the actual finance charge (redacted) by (redacted). For rescission purposes, the Truth in Lending Act considers the finance charge inaccurate if it is understated by more than half of (redacted) of the note amount (redacted) or (redacted), whichever is greater. (12 CFR 1026.23(g); OSC 17(c)(2)(ii)-1) - 11/03/2025 Rescission re-opened. Recission letter, post-close CD, Notice of Right To Cancel forms, copy of shipping label and copy of return postage paid shipping label uploaded and acceptable to satisfy condition.
900002047	XXXX	Funded	2	2	1	1	Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of (redacted) months.; Disposable Income - The loan has residual income of (redacted) monthly.; Low LTV/CLTV/HCLTV - Maximum CLTV of (redacted) with review CLTV of (redacted). ;	GIDE 0001 Guideline Exception(s) - Missing Long Run Exception Acknowledgment- (redacted) notes that an exception was granted for the husband being on this loan while both the husband and wife are on the first mortgage. - 10/22/2025 Investor Acknowledged Exception

CRED 0004 Back-end Ratio exception (DTI) - Review DTI of (redacted) exceeds the max allowed of (redacted).  Variance is in the liabilities used to qualify.  (redacted) in file does not match the final (redacted).  (redacted) reflects other monthly payments of (redacted).  Actual other payments (redacted). (Borrower does not meet the fico requirement for extended DTI up to (redacted)) - 11/04/2025 Email received from investor -The DTI exception is approved. Please waive/downgrade the findings.

APRV 0010 Underwriting Loan Approval is Deficient - Missing the final (redacted). (redacted) in file does not match the final (redacted). (redacted) reflects other monthly payments of (redacted). Actual other payments (redacted). - 11/04/2025 EV2/B - Investor Acknowledged Exception to allow DTI up to (redacted).	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Missing the final settlement statement and final CD for Dry funding state. CD signed at closing was issued on (redacted) with a stated closing date of (redacted) and disbursement date of (redacted). The loan was not closed until (redacted) and the ROR was hand corrected with an expiration date of (redacted). Estimated settlement statement in file reflects disbursement date of (redacted). - 10/24/2025 Final settlement statement and CD received. Funding date of (redacted) confirmed.

TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final CD dated (redacted) does not indicate if the borrower declined an escrow account or if the lender does not offer one. - 10/24/2025 Final CD for dry funding state received indicates the lender did not offer an escrow account.

CRED 0093 Credit Documentation is Insufficient - Missing documentation to verify the following liabilities disclosed on the final (redacted).

(redacted) - 10/28/2025 Email received from lender: (redacted) debt is reported as (redacted) installment on the CBR.  Account status is cleared/paid as agreed but reflects actual payment of (redacted), Balance (redacted), Scheduled payment (redacted).  This debt will be excluded.

900002036	XXXX	Approved	2	1	2	1				Low LTV/CLTV/HCLTV - Maximum CLTV of 75% with review CLTV of 72.44%. ; Disposable Income - The loan has residual income of $4,167.62 monthly.; Low DTI - Maximum DTI of 45% with review DTI of 35.22%.; Verified reserves - No reserves are required; however, the borrower(s) have reserves with verified liquid assets of 33 months.; Verified credit history - Required FICO of 680 with actual FICO of 735.;	TRID 0148 LE or CD is Deficient - Loan Disclosures / Escrows section of Final CD dated does not indicate if the borrower declined an escrow account or if the lender does not offer one. - EV2/B Non-Material		TITL 0003 Title Issue affecting Lien Position - Missing copy of completed Quit Claim Deed removing Ex from title. - 10/24/2025 Copy of recorded deed received.
900002035	XXXX	Approved	1	1	1	1				Low LTV/CLTV/HCLTV - Low OCLTV of 55.04%.; Verified employment history - Borrower has been employed with same employer for 23 years.; Verified occupancy in subject property - Borrower has occupied the subject property for 14 years.;
900002048	XXXX	Funded	2	1	2	1				Low LTV/CLTV/HCLTV - Maximum CLTV of 75% with review CLTV of 73.07%. ; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of 5 months.; Verified credit history - Required FICO of 680 with actual FICO of 772.; Low DTI - Maximum DTI of 45% with review DTI of 37.63%.; Disposable Income - The loan has residual income of $7,795.87 monthly.;	APPR 0044 HPML Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with Title XI of FIRREA and any implementing regulations. - EV2/ B Non-Material
900002039	XXXX	Funded	1	1	1	1	Low LTV/CLTV/HCLTV - Maximum CLTV of 75% with review CLTV of 56.43%. ; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of 6 months.; Verified credit history - Required FICO of 680 with actual FICO of 717.; Low DTI - Maximum DTI of 45% with review DTI of 42.20%.; Disposable Income - The loan has residual income of $x monthly.;	TITL 0003 Title Issue affecting Lien Position - The file is missing the final title policy showing our subject loan will be in second position and that the 9 judgments for child, family, or support reflected on the Preliminary Title pages xxx and xxx, #7 to #15 have been cleared/omitted. The PreClose credit report p.xxx shows the borrowers opened a new Home Improvement Mortgage debt in x/xx with (redacted). The contract for this debt p.xxx shows the security interest you are giving us in the Property comes ahead of the claim of any other general or secured creditor on p.xxx. (See TITL 0014 for details on judgments) - 10/31/2025 Clear FTP received.

TITL 0014 Title Policy - Schedule B Exception - The file is missing the final title policy showing our subject loan will be in second position and that the 9 judgments for child, family, or support reflected on the Preliminary Title pages xxx and xxx, #7 to #15 have been cleared/omitted. The file is missing documentation verifying these 9 judgments are not for x. If any of them belong to x, lender to provide documentation verifying the judgments are released or if not, provide documents for the terms of these judgments. (See TITL 0003 for details on lien position) - 10/31/2025 Clear FTP received.  Document is attached to TITL 0003.

900002046	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - Low OCLTV of 69.82%.; Verified occupancy in subject property - Borrowers have occupied subject property for 8 years.; Low LTV/CLTV/HCLTV - Maximum CLTV of 75% with review CLTV of 69.82%. ; Disposable Income - The loan has residual income of $xxx monthly.; Low DTI - Maximum DTI of 45% with review DTI of 42.20%.; Verified reserves - No reserves are required; however, the cash-out on the CD shows the borrower(s) have reserves of 29 months.; Verified credit history - Required FICO of 680 with actual FICO of 784.;
900002045	XXXX	Funded	1	1	1	1				Verified employment history - Borrower has been employed with same employer for 15.16 years.; Verified occupancy in subject property - Borrower has occupied subject property for 3.25 years.; Verified reserves - Required 2 months of reserves with verified liquid assets of 2 months ; Low DTI - Maximum DTI of 45% with review DTI of 42.20%.; Disposable Income - The loan has residual income of $3,077.62 monthly.; Low LTV/CLTV/HCLTV - Maximum CLTV of 85% with review CLTV of 81.37%. ;
900002041	XXXX	Funded	1	1	1	1				Verified employment history - Borrowers have been employed with their employers for 10.7 and 18.1 years respectively.; Verified occupancy in subject property - Borrowers have occupied the subject property for 4.16 years.;
900002043	XXXX	Funded	1	1	1	1				Verified reserves - 10 months of verified reserves when GL required 2 months.; Verified housing payment history - 99+ months of verified mortgage history paid 0x30 since (redacted).; Verified occupancy in subject property - Borrower has occupied the subject property for 8.08 years.;
900002044	XXXX	Funded	1	1	1	1				Low LTV/CLTV/HCLTV - OCLTV of 68.01% < 80% Max.; Verified occupancy in subject property - Borrowers have occupied the subject property for 4 years.;
900002050	XXXX	Funded	1	1	1	1